As filed with the Securities and Exchange                                                 Registration No. 333-109860

Commission on April 10, 2015                                                                Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 24 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2015 pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Annuity Contract

PART A

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Voya MAP Plus NPSM

Supplement Dated May 1, 2015 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2015

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Voya Aggregate Bond Portfolio, the Voya Index Solution 2015 Portfolio and the
Voya Solution 2015 Portfolio.

Notice of and Important Information About Upcoming Fund Reorganizations

The Board of Directors of Voya Partners, Inc. approved a proposal to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” Subject to shareholder approval for the Voya Aggregate Bond Portfolio reorganization, it is expected that the reorganizations will be effective on or about the close of business on August 14, 2015 (the “Reorganization Date”).

Merging Portfolios	Surviving Portfolios
Voya Aggregate Bond Portfolio (Class S)	Voya Intermediate Bond Portfolio (Class I)
Voya Index Solution 2015 Portfolio (Class S2)	Voya Index Solution Income Portfolio (Class S2)
Voya Solution 2015 Portfolio (Class S2)	Voya Solution Income Portfolio (Class S2)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Merging Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Merging Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Voya Aggregate Bond Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Voya Intermediate Bond Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Portfolios will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in a Merging Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “Transfers” section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

X.109860-15	Page 1 of 2	May 2015

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

Information about the Surviving Portfolios. Summary information about the Voya Intermediate Bond Portfolio (Class I), the Voya Index Solution Income Portfolio (Class S2) and the Voya Solution Income Portfolio (Class S2) can be found in Appendix IV – Fund Descriptions in your Contract Prospectus or Contract Prospectus Summary. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.109860-15	Page 2 of 2	May 2015

Voya Retirement Insurance and Annuity Company Variable Annuity Account C Voya MAP Plus NPSM

CONTRACT PROSPECTUS – MAY 1, 2015

The Contract. The contract described in this prospectus is a group deferred variable and fixed annuity contract issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). It is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contract is not available for sale in the state of New York and, except in limited circumstances, it is no longer available for new sales in other states. The existing contract will continue to accept additional purchase payments subject to the terms of the contract.

Why Reading This Prospectus Is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Generally, your plan sponsor will have selected a subset of the variable investment options to be available for investment under your retirement plan.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (the “funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Options.

•      Fixed Plus Account II                                          •     Guaranteed Accumulation Account (subject to availability)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”).

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 13. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain them for future reference.

Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2015 Statement of Additional Information (“SAI”) without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company”. You may also obtain a prospectus or an SAI for any of the funds, or a GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.

Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333-109860. The number assigned to the registration statement for the GAA is 333-200435. The SAI table of contents is listed on page 49 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.109860-15

CONTRACT PROSPECTUS - MAY 1, 2015 (CONTINUED)

The Funds*

AB Growth and Income Fund, Inc. (Class A)(1)

Alger Capital Appreciation Fund (Class A)(1)

Alger Green Fund (Class A)(1)

AllianzGI NFJ Dividend Value Fund (Class A)(1)

AllianzGI NFJ Small-Cap Value Fund (Class A)(1)(2)

Amana Growth Fund (Investor Class)(1)

Amana Income Fund (Investor Class)(1)

American Century Investments® Inflation-Adjusted Bond Fund
(Investor Class)(1)

American Funds® - American Balanced Fund® (Class R-3)(1)

American Funds® - Capital World Growth and Income Fund® (Class R-3)(1)

American Funds® - EuroPacific Growth Fund® (Class R-3)(1)

American Funds® - Fundamental Investors® (Class R-3)(1)

American Funds® - New Perspective Fund® (Class R-3)(1)

American Funds® - The Growth Fund of America® (Class R-3)(1)

American Funds® - The Income Fund of America® (Class R-3)(1)

American Funds® - Washington Mutual Investors FundSM
(Class R-3) (1)

Ariel Appreciation Fund (Investor Class)(1)

Ariel Fund (Investor Class)(1)

Artisan International Fund (Investor Shares)(1)

BlackRock Equity Dividend Fund (Investor A Shares)(1)

BlackRock Mid Cap Value Opportunities Fund
(Investor A Shares)(1)

ColumbiaSM Acorn® Fund (Class A)(1)

Columbia Diversified Equity Income Fund (Class R4)(1)(2)

Columbia High Yield Bond Fund (Class R4)(1)(2)

Columbia Mid Cap Value Fund (Class A)(1)

CRM Mid Cap Value Fund (Investor Shares)(1)

Dodge & Cox International Stock Fund(1)(2)

Dodge & Cox Stock Fund(1)

Eaton Vance Large-Cap Value Fund (Class R)(1)(3)

Fidelity Advisor® New Insights Fund (Institutional Class)(1)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Mutual Global Discovery Fund (Class R)(1)

Franklin Small Cap Value VIP Fund (Class 2)

Franklin Small-Mid Cap Growth Fund (Class A)(1)

Invesco Endeavor Fund (Class A)(1)

Invesco Global Health Care Fund (Investor Class)(1)

Invesco Mid Cap Core Equity Fund (Class A)(1)

Invesco Small Cap Value Fund (Class A)(1)

Lazard Emerging Markets Equity Portfolio (Open Shares)(1)(2)

Lazard US Mid Cap Equity Portfolio (Open Shares)(1)

Lord Abbett Core Fixed Income Fund (Class A)(1)

Lord Abbett Developing Growth Fund (Class A)(1)(2)

Lord Abbett Fundamental Equity Fund (Class A)(1)

Lord Abbett Mid Cap Stock Fund (Class A)(1)(2)

Lord Abbett Small-Cap Value Fund
(Class A)(1)(2)

Mainstay Large Cap Growth Fund (Class R3)(1)

Massachusetts Investors Growth Stock Fund (Class A)(1)

Neuberger Berman Genesis Fund® (Trust Class)(1)

Neuberger Berman Socially Responsive Fund® (Trust Class)(1)

Oppenheimer Capital Appreciation Fund (Class A)(1)

Oppenheimer Developing Markets Fund (Class A)(1)(2)

Oppenheimer Gold & Special Minerals Fund (Class A)(1)

Oppenheimer International Bond Fund (Class A)(1)

Pax World Balanced Fund (Individual Investor Class)(1)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer Emerging Markets VCT Portfolio (Class I)

Pioneer High Yield Fund (Class A)(1)

Pioneer Strategic Income Fund (Class A)(1)

Royce Total Return Fund (K Class)(1)

T. Rowe Price Mid-Cap Value Fund (Class R)(1)(2)

Templeton Foreign Fund (Class A)(1)

Thornburg International Value Fund (Class R4)(1)

Vanguard® Diversified Value Portfolio(4)

Vanguard® Equity Income Portfolio(4)

Vanguard® Small Company Growth Portfolio(4)

Victory Sycamore Small Company Opportunity Fund
(Class R)(1)

Voya Aggregate Bond Portfolio (Class S)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class S)

Voya Global Real Estate Fund (Class A)(1)

Voya Global Value Advantage Portfolio (Class I)

Voya GNMA Income Fund (Class A)(1)

Voya Growth and Income Portfolio (Class I)(2)

Voya Growth and Income Portfolio (Class S)(2)

Voya Growth Opportunities Fund (Class A)(1)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Index Solution 2015 Portfolio (Class S2)(3)

Voya Index Solution 2025 Portfolio (Class S2)(3)

Voya Index Solution 2035 Portfolio (Class S2)(3)

Voya Index Solution 2045 Portfolio (Class S2)(3)

Voya Index Solution 2055 Portfolio (Class S2)(3)

Voya Index Solution Income Portfolio (Class S2)(3)

Voya Intermediate Bond Fund (Class A)(1)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class S)(2)

Voya Large Cap Value Fund (Class A)(1)(2)

Voya Large Cap Value Portfolio (Class S)(2)

Voya Midcap Opportunities Portfolio (Class I)

Voya Money Market Portfolio (Class I)

Voya Multi-Manager International Small Cap Fund
(Class A)(1)

Voya Multi-Manager Large Cap Core Portfolio (Class S)(2)

Voya Real Estate Fund (Class A)(1)

Voya RussellTM Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2015 Portfolio (Class S2)(3)

Voya Solution 2025 Portfolio (Class S2)(3)

PRO.109860-15	2

The Funds* (Continued)

Voya Solution 2035 Portfolio (Class S2)(3)

Voya Solution 2045 Portfolio (Class S2)(3)

Voya Solution 2055 Portfolio (Class S2)(3)

Voya Solution Income Portfolio (Class S2)(3)

Voya Strategic Allocation Conservative Portfolio (Class I)(3)

Voya Strategic Allocation Growth Portfolio (Class I)(3)

Voya Strategic Allocation Moderate Portfolio (Class I)(3)

Voya U.S. Bond Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio
(Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Columbia Small Cap Value II Portfolio (Class S)

VY® FMR® Diversified Mid Cap Portfolio (Class S)(5)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class S)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio (Class S)(2)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S)(2)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class S)

VY® Templeton Global Growth Portfolio (Class S)(2)

Wanger International

Wanger Select

Wanger USA

Wells Fargo Advantage Special Small Cap Value Fund
(Class A) (1)

*	See “APPENDIX IV – FUND DESCRIPTIONS” for a complete listing of all fund name changes since your last supplement.
1

This fund is available to the general public, in addition to being available through variable annuity contracts. See FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

2	Please see “APPENDIX IV – FUND DESCRIPTIONS” for information regarding the availability of this fund.
3	These funds are structured as fund of funds or “master-feeder” funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses – Fund of Funds” for additional information.
4	Vanguard is a trademark of The Vanguard Group, Inc.
5	FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

PRO.109860-15	3

TABLE OF CONTENTS

Contract Overview:

5

Who’s Who

The Contract and Your Retirement Plan

Contract Rights

Questions: Contacting the Company (sidebar)

Sending Forms and Written Requests in Good Order (sidebar)

Contract Facts

6

Contract Phases: Accumulation Phase, Income Phase

6

Fee Table

7

Condensed Financial Information

8

The Company

8

Contract Purchase and Participation

10

Contract Ownership and Rights

12

Right to Cancel

12

Investment Options

13

Fees

16

Your Account Value

23

Transfers

25

Withdrawals

28

Systematic Distribution Options

29

Loans

30

Death Benefit

30

Income Phase

32

FEDERAL Tax Considerations

35

Contract Distribution

43

Other Topics

46

Anti-Money Laundering - Performance Reporting - Contract Modification - Legal Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

49

Appendix I	Fixed Plus Account II

50

Appendix II	Guaranteed Accumulation Account

53

Appendix III	Participant Appointment of Employer as Agent Under an Annuity Contract

55

Appendix IV	Fund Descriptions

56

Appendix V	Condensed Financial Information – INDEX

71

PRO.109860-15	4

CONTRACT OVERVIEW
The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. Contact your local representative or write or call the Company:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in “good order.”

Who’s Who

You (the “participant”): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail please review “Contract Purchase and Participation” and “Contract Ownership and Rights.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code Section under which it qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code Section 403(b). To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.109860-15	5

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) or Roth 403(b) plans or in some plans under 401(a)/401(k) (including Roth 401(k)) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends on the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding, taxation, early withdrawal charges, redemption fees, and maintenance fees. See “Withdrawals,” “FEDERAL Tax Considerations,” and “Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provides the Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

• Fixed Interest Options, or

• Variable Investment Options. (The variable investment options are the subaccounts of the separate account. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 ||
Voya Retirement Insurance and Annuity Company
||
Step 2
||
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts

A
B
Etc.
|| Step 3 ||
Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your account)

The contract offers several payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an option that provides a death benefit to beneficiaries; and

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.109860-15	6

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. Fees during the income phase may differ from those shown below. See “Income Phase” for fees that may apply after you begin receiving payments under the contract.

In This Section:

• Maximum Transaction Expenses;

• Maximum Periodic Fees and Charges;

• Fund Fees and Expenses; and

• Examples

See “Fees” for:

• How, When and Why Fees are Deducted;

• Reduction, Waiver and/or Elimination of Certain Fees;

• Redemption Fees; and

• Premium and Other Taxes

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)	5.0%

Loan Interest Rate Spread (per annum) for Contract Loans[2]	3.0%
Maximum Periodic Fees and Charges The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Maximum Annual Maintenance Fee	$30.00
Separate Account Annual Expenses (as a percentage of average account value)
Maximum Daily Asset Charge[3]	1.75%
Maximum Subaccount Administrative Adjustment Charge[4]	0.80% (on certain funds)
Maximum Transferred Asset Benefit Charge[5]	1.00%
Maximum Total Separate Account Annual Charges	3.55%

*State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

________________________

1            This is a deferred sales charge. The charge reduces over time. We waive the withdrawal charge except on (a) distributions for “in service transfers” of amounts to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior Internal Revenue Service (“IRS”) guidance. See “Fees” and “Transaction Fees.”

2            This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current interest rate charged on a loan is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “Loans.” For loans from Tax Code Section 401(a), 401(k), or 457(b) plans, where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator.

3            This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “Fees - Daily Asset Charge.” During the income phase the charge is 1.25% on an annual basis. See “Income Phase - Charges Deducted.”

4            The subaccount administrative adjustment charge applies to a select group of investment options, identified in the Fees section. The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.60%. See “Fees - Subaccount Administrative Adjustment Charge.”

5            This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. For contracts issued prior to September 27, 2010 (or upon state regulatory approval of the maximum 1.00% charge, whichever is later), the maximum transferred asset benefit charge was 0.50%. This charge will apply for a maximum of seven contract years, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit. For example, if your participation in the contract begins after the transferred asset benefit is allocated to the contract, you will be subject to the transferred asset benefit charge even though you did not receive any of the transferred asset benefit. See “CONTRACT PURCHASE AND PARTICIPATION – Transferred Asset Benefit Option.”

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Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.32%	Maximum 1.78%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

When the Subaccount Administrative Adjustment charge is included, the minimum and maximum expenses associated with the funds are 0.62% and 2.00%, respectively.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.248%), and the fund fees and expenses adjusted to include the Subaccount Administrative Adjustment charge.

Maximum Fund Fees and Expenses Example. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fund fees and expenses when combined with the applicable Subaccount Administrative Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$979	$1,942	$2,807	$4,543	$478	$1,438	$2,402	$4,543

Minimum Fund Fees and Expenses Example.  The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses when combined with the applicable Subaccount Administrative Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$899	$1,711	$2,435	$3,823	$394	$1,195	$2,013	$3,823

_______________

*       This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX V, we provide condensed financial information about the separate account subaccounts available under the contracts. These tables show year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable and fixed annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k) 403(b) and 457(b), including Roth 401(k), Roth 403(b) and Roth 457(b). The contracts may not be available in all states. Contributions to Roth 401(k), Roth 403(b) or Roth 457 accounts must be made by after-tax salary reduction (to the extent allowed by the contract or certificate), exchange, or rollover payments paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative.

Purchasing the Contract. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder). Under certain plans, you may be enrolled automatically by the contract holder. If all materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•      Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

•      Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump-sum payments or installment payments meet certain minimums.

Contributions to Roth 401(k), Roth 403(b) and Roth 457(b) accounts must be made by after-tax salary reduction, exchange or rollover payments paid to us on your behalf, as permitted by the Tax Code. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, direct us to allocate initial contributions among the investment options available under the plan. Generally, you will specify this information on your enrollment materials or it may be provided to us by the contract holder. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at https://voyaretirement.voyaplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

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Transferred Asset Benefit Option. The Company may provide a transferred asset benefit (“TAB”) option to the contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the contract holder, after the expiration of the applicable state free-look period.

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the transferred asset benefit charge and decrease in the interest credited rate even though you did not receive any of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed 7 contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the contract (i.e. if a 4.0% TAB is credited to the contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II credited interest rate will not exceed 4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the contract holder. See “Fee Table” and “Fees.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•       Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•       Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•       Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•       Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

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CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of retirement plan:

•       Under 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•       Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•       Under Tax-Exempt Non-Governmental 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary 403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants under 401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b), plans, see APPENDIX III.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the GAA. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in the subaccounts will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in APPENDIX IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•       Mixed funding--bought for annuities and life insurance; and

•       Shared funding--bought by more than one company.

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Public Funds. The following funds, which are available through the contracts, are also available to the general public outside of the contract:

AB Growth and Income Fund, Inc.

Alger Capital Appreciation Fund

Alger Green Fund

AllianzGI NFJ Dividend Value Fund

AllianzGI NFJ Small-Cap Value Fund

Amana Growth Fund

Amana Income Fund

American Century Investments® Inflation-Adjusted Bond Fund

American Funds® - American Balanced Fund®

American Funds® - Capital World Growth and Income Fund®

American Funds® - EuroPacific Growth Fund®

American Funds® - Fundamental Investors®

American Funds® - New Perspective Fund®

American Funds® - The Growth Fund of America®

American Funds® - The Income Fund of America®

American Funds® - Washington Mutual Investors FundSM

Ariel Appreciation Fund

Ariel Fund

Artisan International Fund

BlackRock Equity Dividend Fund

BlackRock Mid Cap Value Opportunities Fund

ColumbiaSM Acorn® Fund

Columbia Diversified Equity Income Fund

Columbia High Yield Bond Fund

Columbia Mid Cap Value Fund

CRM Mid Cap Value Fund

Dodge & Cox International Stock Fund

Dodge & Cox Stock Fund

Eaton Vance Large-Cap Value Fund

Fidelity Advisor® New Insights Fund

Franklin Mutual Global Discovery Fund

Franklin Small-Mid Cap Growth Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Value Fund

Lazard Emerging Markets Equity Portfolio

Lazard US Mid Cap Equity Portfolio

Lord Abbett Core Fixed Income Fund

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Fundamental Equity Fund

Lord Abbett Mid Cap Stock Fund

Lord Abbett Small-Cap Value Fund

Mainstay Large Cap Growth Fund

Massachusetts Investors Growth Stock Fund

Neuberger Berman Genesis Fund®

Neuberger Berman Socially Responsive Fund®

Oppenheimer Capital Appreciation Fund

Oppenheimer Developing Markets Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer International Bond Fund

Pax World Balanced Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Royce Total Return Fund

T. Rowe Price Mid-Cap Value Fund

Templeton Foreign Fund

Thornburg International Value Fund

Victory Sycamore Small Company Opportunity Fund

Voya Global Real Estate Fund

Voya GNMA Income Fund

Voya Growth Opportunities Fund

Voya Intermediate Bond Fund

Voya Large Cap Value Fund

Voya Multi-Manager International SmallCap Fund

Voya Real Estate Fund

Wells Fargo Advantage Special Small Cap Value Fund

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds which are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401 plans, you have a fully vested interest in the value of your employee account and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts:

•       During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

•       During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•          Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;

•          Combine two or more subaccounts;

•          Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also the “TRANSFRS” section of this prospectus for information about making subaccount allocation changes;

•          Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•          Stop selling the contract;

•          Limit or eliminate any voting rights for the separate account; or

•          Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see APPENDIX I and II and the GAA prospectus. The GAA prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

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Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks; and

•      Be informed. Read this prospectus, the fund prospectuses, fixed interest appendices and the GAA prospectus.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. In general, your plan sponsor will have selected a subset of funds to be available for investment under your retirement plan. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401 and 457(b) plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account II counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Under the contract, withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the daily asset charges and subaccount administrative adjustment charge (if any), to make up the difference. An early withdrawal charge will also apply if the contract holder has elected to purchase the transferred asset benefit option.

Types of Fees

You may incur the following types of fees or charges under the contract:

• Transaction Fees

> Early Withdrawal Charge

> Loan Interest Rate Spread

> Redemption Fees

• Periodic Fees and Charges

> Annual Maintenance Fee

> Daily Asset Charge

> Subaccount Administrative Adjustment Charge

> Transferred Asset Benefit Charge

• Fund Fees and Expenses

• Premium and Other Taxes

PRO.109860-15	16

Amount. This charge is a percentage of the amount that you withdraw from the subaccounts and the GAA. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II. If the charge is in effect, the amount withdrawn will be the amount requested reduced by any applicable early withdrawal charge. The percentage is determined by the early withdrawal charge schedule that applies to your contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to seven years. The charge will never be more than the maximum permitted by the rules of FINRA.

The schedule below reflects the maximum early withdrawal charge schedule that may apply to a contract. The actual early withdrawal charge schedule that applies to a particular contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any contract holder. The factors considered in determining the exact early withdrawal schedule include:

•       The number of participants in the plan;

•       The type and nature of the group to which a contract is issued;

•       The expected level of assets and/or cash flow under the plan;

•       The broker or our agent’s involvement in sales activities;

•       The amount and type of compensation paid to those selling the contract;

•       Our sales-related expenses;

•       Distribution provisions under the plan;

•       The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•       The level of employer involvement in determining eligibility for distributions under the contract;

•       Our assessment of financial risk to the Company relating to withdrawals;

•       Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor; and

•       Whether the plan sponsor has elected to offer the transferred asset benefit option.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Early Withdrawal Charge Schedule

Withdrawals from Variable Investment Options

Contract Years Completed Fewer than 5 5 or more but fewer than 7 7 or more	Maximum Early Withdrawal Charge 5% 4% 0%

Waiver of Early Withdrawal Charge. The early withdrawal charge only applies to (a) distributions for “in service transfers” where such transfers are made to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer including but not limited to transfers by the contract holder of all participant accounts to a new product provider, as well as to participant initiated transfers; and (b) distributions due to a “severance from employment” that would not otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In all other instances the early withdrawal charge is waived for any distribution allowed under the Tax Code.

Loan Interest Rate Spread

For a discussion of the loan interest rate spread, please see “LOANS – Loan Interest.”

Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.109860-15	17

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on the account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is generally deducted on a pro rata basis from the account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest option in each account. We may also deduct all or a partial of the maintenance fee applicable to a contract from a Roth 401(k) and/or Roth 403(b) account.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.

Reduction. The actual charge that applies to the contract issued to your contract holder may be lower than the maximum amount noted above. For contracts with less than $5 million in assets, the maintenance fee will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation paid to those selling the contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

For contracts with assets equal to or greater than $5 million, the maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•      The amount and type of compensation paid to those selling the contract;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions; and

•      The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Daily Asset Charge

Maximum Amount. The maximum charge during the accumulation phase is 1.75% annually of your account value invested in the subaccounts. The actual charge that applies to your contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the contract. During the income phase, the charge is 1.25% annually of your account value invested in the subaccounts during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus Account II.

PRO.109860-15	18

Purpose. This fee compensates us for the risks we assume under the contracts and the expenses we expect to incur in administering the contract. It consists of the following components:

•       The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts;

•       The expense risk component is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge; and

•       The administrative charge component is designed to help defray our administrative expenses that cannot be covered by the mortality risk component and/or the expense risk component.

If the amount we deduct for this fee is not enough to cover our risks and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. The actual charge that applies to a contract may be lower than the maximum amounts noted above. For contracts with less than $5 million in assets, the daily asset charge will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation being paid to those who sell the contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change but it will never exceed the maximum.

For contracts with assets equal to or greater than $5 million, the daily asset charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•       The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•       The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•       The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•       The frequency, consistency and method of submitting payments and loan repayments;

•       The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•       The amount and type of compensation paid to those selling the contract;

•       Whether a guaranteed death benefit has been selected by the contract holder;

•       The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•       The projected frequency of distributions; and

•       The type and level of other factors that affect the overall administrative expense.

Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will determine any reduction of the daily asset charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Subaccount Administrative Adjustment Charge

Maximum Amount. 0.80%. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%.

When/How. This fee is deducted daily only from the subaccounts for a select group of investment options. The charge will vary by investment option, but will never exceed the maximum amount. The investment options where this fee applies and the current charges are noted on the following page:

PRO.109860-15	19

Fund or Fund Family	Charge	Fund or Fund Family	Charge
Alger Fund Family (Class A)	0.10%	Templeton Foreign Fund (Class A)	0.20%
AB Growth and Income Fund, Inc. (Class A)	0.20%	Thornburg International Value Fund (Class R4)	0.10%
AllianzGI NFJ Fund Family (Class A)	0.20%	Vanguard® Variable Insurance Fund Family	0.60%
Amana Fund Family (Investor Class)	0.25%	Voya Balanced Portfolio (Class I)	0.25%
American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)	0.35%	Voya Growth and Income Portfolio (Class I)	0.35%
Ariel Fund Family (Investor Class)	0.35%	Voya Growth and Income Portfolio (Class S)	0.10%
Artisan International Fund (Investor Shares)	0.25%	Voya High Yield Portfolio (Class S)	0.10%
BlackRock Equity Dividend Fund (Investor A Shares)	0.10%	Voya Index Plus LargeCap Portfolio (Class I)	0.40%
BlackRock Mid Cap Value Opportunities Fund (Class A)	0.10%	Voya Index Plus MidCap Portfolio (Class I)	0.40%
Columbia Fund Family (Class A)	0.20%	Voya Index Plus Small Cap Portfolio (Class I)	0.40%
CRM Mid Cap Value Fund (Investor Shares)	0.20%	Voya Intermediate Bond Portfolio (Class I)	0.35%
Dodge & Cox Fund Family	0.50%	Voya International Index Portfolio (Class I)	0.25%
Fidelity Advisor® New Insights Fund (Institutional Class)	0.40%	Voya Investors Trust Fund Family (Class S)	0.10%
Fidelity® VIP Fund Family (Initial Class)	0.40%	Voya Large Cap Value Portfolio (Class I)	0.35%
Franklin® Fund Family (Class A and Class 2)	0.20%	Voya MidCap Opportunities Portfolio (Class I)	0.15%
Invesco Fund Family (Class A)	0.15%	Voya Money Market Portfolio (Class I)	0.50%
Invesco Global Health Care Fund (Investor Class)	0.15%	Voya Multi-Manager Large Cap Core Portfolio (Class I)	0.35%
Invesco Small Cap Value Fund (Class A)	0.20%	Voya RussellTM Large Cap Index Portfolio (Class I)	0.25%
Lazard Portfolio Family (Open Shares)	0.20%	Voya RussellTM Mid Cap Index Portfolio (Class I)	0.25%
Lord Abbett Fund Family (Class A)	0.20%	Voya RussellTM Small Cap Index Portfolio (Class I)	0.25%
Massachusetts Investors Growth Stock Fund (Class A)	0.25%	Voya SmallCap Opportunities Portfolio (Class I)	0.20%
Neuberger Berman Fund Family (Trust Class)	0.35%	Voya Strategic Allocation Fund Family (Class I)	0.15%
Oppenheimer Fund Family (Class A)	0.20%	Voya U.S. Bond Index Portfolio (Class I)	0.25%
Pax World Balanced Fund (Individual Investor Class)	0.20%	VY® FMRSM Diversified Mid Cap Portfolio (Class S)	0.05%
PIMCO Real Return Portfolio (Administrative Class)	0.25%	VY® Oppenheimer Global Portfolio (Class I)	0.25%
Pioneer Fund Family (Class A)	0.20%	VY® Templeton Global Growth Portfolio (Class I)	0.20%
Pioneer Emerging Markets VCT Portfolio (Class I)	0.35%	Wanger Fund Family	0.20%
Royce Total Return Fund (K Class)	0.10%	Wells Fargo Advantage Special Small Cap Value Fund (Class A)	0.25%

Purpose. This fee is used to help defray additional expense risk due to the decreased level of revenue that the Company receives in connection with the investment options. Due to possible changes in revenue received from each investment option, it is possible that a fee may increase or decrease over time, but it will never exceed the maximum. We will notify you in advance of any such increase. The risk is that actual expenses we incur under the contracts in connection with amounts invested in the funds will exceed the maximum amounts that we can charge.

Transferred Asset Benefit Charge

Maximum Amount. 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later.)

When/How. This fee is only charged when a contract holder elects the transferred asset benefit (“TAB”) option. If charged, this fee is deducted daily from the subaccounts during the accumulation phase. It is not deducted from the Fixed Plus Account II. The fee will apply for a period of time not to exceed 7 contract years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

Purpose. The fee helps defray costs that the Company incurs in offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed seven contract years. The number of contract years during which the fee will be assessed will depend on the dollar amount applied.

PRO.109860-15	20

Reduction. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form

PRO.109860-15	21

of intercompany payments from an affiliated fund's investment adviser or the investment adviser's parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability) that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2014, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	Fidelity Investments®	•	Ariel Mutual Funds
•	American Funds®	•	Alger Funds
•	OppenheimerFunds, Inc.	•	Lazard Funds, Inc.
•	Franklin® Templeton® Investments	•	T. Rowe Price Funds
•	Columbia Funds	•	Allianz Global Investors
•	Wells Fargo Funds Management, LLC	•	AllianceBernstein Investments
•	PIMCO Funds	•	MFS Investment Management®
•	Amana Funds	•	CRM Funds
•	Lord Abbett Funds	•	Eaton Vance Distributors, Inc.
•	Invesco Investments	•	Dodge & Cox Funds
•	Pax World Funds	•	J.P. Morgan Funds
•	Pioneer Investments	•	MainStay Investments®
•	American Century Investments®	•	Thornburg Investment Management
•	BlackRock, Inc.	•	Victory Funds
•	Neuberger Berman Management, Inc.	•	Royce Funds
•	Artisan Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2014, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

PRO.109860-15	22

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•       Account dollars directed to the fixed interest options, including interest earnings to date; less

•       Any deductions from the fixed interest options (e.g. withdrawals); plus

•       The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge, if any, and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.109860-15	23

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•       The net assets of the fund held by the subaccount as of the current valuation; minus

•       The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•       Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•       The total value of the subaccount’s units at the preceding valuation; minus

•       A daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and subaccount administrative adjustment charges, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

• He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

• He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

$5,000 contribution

Step 1  ||

Voya Retirement Insurance and Annuity Company

Step 2  ||

Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
|| Step 3 ||
Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.109860-15	24

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See “Income Phase” for additional information about transfers during the income phase. Transfers from the Fixed Plus Account II are restricted as outlined in APPENDIX I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically, subject to restrictions that may be imposed by the Company. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12-month period.

PRO.109860-15	25

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12-month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

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Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. However, you must have an account value of at least $5,000 before you can participate in the dollar cost averaging program. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Dollar cost averaging is not available if you elect to participate in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Only account values invested in the subaccounts identified may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program electronically at https://voyaretirement.voyaplans.com, or by completing and submitting an asset rebalancing form.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

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WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account II and other restrictions (see “Withdrawals - Withdrawal Restrictions” on the following page), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Deductions for Taxes

Amounts withdrawn may be subject to tax penalties and withholding. See “FEDERAL Tax Considerations.” To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

• Select the withdrawal amount;

> Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts and the GAA (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge, maintenance fee, or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II; or

>     Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the GAA, and any positive or negative market value adjustments for amounts withdrawn from the GAA. The amount available from the Fixed Plus Account II may be limited;

•      Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•      Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account II, see APPENDIX I.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•       As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or

•       On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. The contract allows for a one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. Provided all options are available, we will reinstate in the same investment options and proportions in place at the time of withdrawal. If an investment option is no longer available, amounts to be allocated to any such option will be invested in a replacement option as directed by you or your plan sponsor, as applicable. Special rules apply to reinstatement of amounts withdrawn from the GAA. See APPENDIX II. Seek competent advice regarding the tax consequences associated with reinstatement.

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Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•       Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following:

>     Salary reduction contributions made after December 31, 1988;

>     Earnings on those contributions; and

>     Earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations.

•       The contract may require that the contract holder certify that you are eligible for a distribution.

Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

Waivers of Early Withdrawal Charge and Fixed Plus Account II Full Withdrawal Provisions. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. No early withdrawal charge applies to amounts paid out under systematic distribution options. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

• Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

Features of a Systematic

Distribution Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

•      Estate Conservation Option (“ECO”). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distribution. Under ECO, the Company calculates the minimum distribution amount required by law at age 70½ (for certain plans, 70½ or retirement, if later) and pays you that amount once a year.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address listed in “Contract Overview - Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

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Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers), you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the Company.” Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account II. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. Generally loans are only available from 403(b) plans utilizing contracts described in this prospectus. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and the participant Roth 401(k) or Roth 403(b) account is excluded from the amount available for loan. For Tax Code Section 401(a), 401(k) or 457(b) plans where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan's administrator and record keeper, a loan is not available from your Roth 457(b) account.  Absent such an exception, this means that although your Roth 457(b) account may be included in the calculation of the amount available for loan ("lienable"), the amount of your Roth 457(b) account may not be part of a loan ("loanable").  Accordingly, the amount available for a full or partial withdrawal from a Participant Roth Account will not be reduced by any outstanding loan balance.  Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your 457(b) Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.”  Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary) as follows:

• Under contracts issued in connection with most types of plans except voluntary 403(b) plans (including Roth 403(b) plans), the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

• Under contracts issued in connection with voluntary 403(b) plans (including Roth 403(b) plans), you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

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During the Accumulation Phase

Payment Process:

•      Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•      The payment request should include selection of a benefit payment option; and

•      Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase - Payment Options”); and

•      Payment under an available systematic distribution option (subject to limitations) (see “Systematic Distribution Options”).

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Calculation. The death benefit will be based on your account value. For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX II and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order.

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Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

•       Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

•       The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the GAA.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•       Start date;

•       Income phase payment option (see the income phase payment options table in this section);

•       Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•       Choice of fixed or variable income phase payments;

•       Selection of an assumed net investment rate (only if variable income phase payments are elected); and

•       Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. For information about the subaccounts available during the income phase, please contact Customer Service. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

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Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the following page), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract. This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional and/or legal tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts may restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•     Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and

•     Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit--None: All payments end upon the annuitant’s death.

Life Income-- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

• When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

• 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit--None: All payments end after the death of both annuitants.

Life Income-- Two Lives-- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Cash Refund Option (fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit--Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income-- Two Lives-- Cash Refund Option (fixed payment only)

Length of Payments: For as long as either annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime-- Guaranteed Payments*

Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

________________________

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

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Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.”  Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

• Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

• Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

• We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•         Introduction;

•         Taxation of Qualified Contracts;

•         Possible Changes in Taxation; and

•         Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b) or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

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Roth Accounts.  Tax Code Section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•       401(a), 401(k) and Roth 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•       403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•       457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be a 457(b) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. The Tax Code also allows employees of certain tax-exempt 457(b) Plan employers to contribution after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.

Special Considerations for Section 403(b) Plans.  In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “INVESTMENT OPTIONS - Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

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Special Considerations for Section 457 Plans.  Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•       Contributions in excess of specified limits;

•       Distributions before age 59½ (subject to certain exceptions);

•       Distributions that do not conform to specified commencement and minimum distribution rules; and

•       Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and program to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2015). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

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This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b) plan to generally no more than $18,000 (for 2015). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $18,000 (as indexed for 2015). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•       $6,000; or

•       The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Additional special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of:  twice the deferral limit ($36,000); or the basic annual limit plus the amount of the base limit not used in prior year (only allowed if not using age 50 and over catch-up contributions.) For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•       The distribution is an eligible rollover distribution and is directly transferred over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•       You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•       The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•       Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•       A required minimum distribution under Tax Code Section 401(a)(9);

•       A hardship withdrawal;

•       Otherwise excludable from income; or

•       Not recognized under applicable regulations as eligible for rollover.

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10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (collectively, qualified plans), or amounts from a governmental 457(b) plan that are attributable to rollovers from qualified plans unless certain exceptions, including one or more of the following, have occurred:

•       You have attained age 59½;

•       You have become disabled, as defined in the Tax Code;

•       You have died and the distribution is to your beneficiary;

•       You have separated from service with the plan sponsor at or after age 55;

•       The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•       You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•       The distribution is paid directly to the government in accordance with an IRS levy;

•       The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•       The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b).  A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or a Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) or a Roth 457(b) account is defined as a distribution that meets the following two requirements:

•       The distribution occurs after the five-year taxable period measured from the earlier of:

>      The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>      The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•       The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•       Retirement;

•       Death;

•       Disability;

•       Severance from employment;

•       Attainment of normal retirement age;

•       Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•       Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

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401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•       Retirement;

•       Death;

•       Attainment of age 59½;

•       Severance from employment;

•       Disability;

•       Financial hardship; or

•       Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•       Death;

•       Attainment of age 59½;

•       Severance from employment;

•       Disability;

•       Financial hardship;

•       Termination of the plan (assets must be distributed within one year); or

•       Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans.  Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:

•       The calendar year you attain age 70½;

•       When you experience a severance from employment; or

•       When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•       Start date for distributions;

•       The time period in which all amounts in your contract(s) must be distributed; and

•       Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•       Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•       Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

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Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•       Over your life or the joint lives of you and your designated beneficiary; or

•       Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•       Over the life of the designated beneficiary; or

•       Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•       December 31 of the calendar year following the calendar year of your death; or

•       December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

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Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.  The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period.  This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•       A plan participant as a means to provide benefit payments;

•       An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•       The Company as collateral for a loan; or

•       The enforcement of a federal income tax lien or levy.

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Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state tax level. Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the contract described in this prospectus and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with Voya Financial Partners, LLC for the sale of our variable annuity contracts:

•       Voya Financial Advisors Inc.

•       Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

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Compensation Arrangements. Registered representatives install and service contracts, provide product explanations, and periodically review participants’ retirement needs as well as the investment options available under the contract. To permit these representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.

Registered Representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 3%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 2% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 3% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2% on transferred assets and an asset-based commission ranging up to 0.50%. Individual representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

The level of commission paid on a particular contract affects the level of charges under the contract, including the daily asset charge and the applicability of an early withdrawal charge schedule. Because your registered representative may select the level of compensation he or she receives in connection with the sale of the contract, he or she may have a financial incentive to recommend this contract over other contracts. You should discuss with your registered representative the level of compensation he or she will choose in connection with the sale of this contract and how that compensation may compare with compensation available under other products or contracts your registered representative feels may be suitable for you. For more information about the compensation options available to your registered representative and how they impact the daily asset charge under your contract, see the “Offering and Purchase of Contracts” section of the SAI.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

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In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2014, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Voya Financial Advisors, Inc.	14.	Primerica Financial Services, Inc.
2.	Signator Financial Services, Inc.	15.	NIA Securities, L.L.C.
3.	LPL Financial Corporation	16.	GWN Securities, Inc.
4.	Morgan Stanley Smith Barney LLC	17.	Cadaret, Grant & Co., Inc.
5.	American Portfolios Financial Services, Inc.	18.	TFS Securities, Inc.
6.	Cetera Financial Group	19.	NYLIFE Securities LLC
7.	Financial Telesis Inc./Jhw Financial Services Inc.	20.	Woodbury Financial Services, Inc.
8.	Lincoln Financial Advisors Corporation	21.	National Planning Corporation
9.	NFP Advisor Services, LLC	22.	Ameriprise Financial Services, Inc.
10.	PlanMember Securities Corporation	23.	Northwestern Mutual Investment Services, LLC
11.	Securities America, Inc.	24.	First Allied Securities, Inc.
12.	Royal Alliance Associates, Inc.	25.	Edward D. Jones & Co., L.P.
13.	MetLife Securities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative, along with the ability of the registered representative to select from various compensation options, may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

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Third Party Administrators. Some retirement plans utilize the services of third party administrators (TPAs). In certain situations, the Company may make payments to select TPAs intended to partially reimburse the cost of providing certain services (e.g., takeover related servicing, participant enrollment and education services) of value to the Company. The Company also hosts several TPA conferences each year, which provide a forum for an exchange of ideas in our product initiatives and how well those initiatives are meeting market needs. Attendees may be reimbursed for all or a portion of their attendance costs and may receive meals and entertainment at the conference. Your TPA may informally consult with you and/or your sales professional on the retirement plan provider that would work best with your plan. The payments the Company makes to TPAs may provide your TPA with a financial incentive to recommend working with our Company over other companies whose products may be suitable for you. You may wish to inquire about whether your TPA receives payments from us and take those payments into consideration as part of your purchase decision.

Third Party Compensation Arrangements. Please be aware that:

•       The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•       The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•       At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

•       Standardized average annual total returns; and

•       Non-standardized average annual total returns.

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We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

Contract Modification

We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Plus Account II, by written mutual agreement between the contract holder and the Company. We may, upon 60 days’ written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least 12 months after the contract effective date or until at least 12 months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

We reserve the right to amend the contract to include any future changes required to maintain the contract as a designated Roth 401(k) and/or Roth 403(b) annuity contract (or Roth 401(k) and/or Roth 403(b) account) under the Tax Code, regulations, IRS rulings and requirements.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

•         Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

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•         Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•       On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•       When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

•       During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous 12 months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	5
• Experts	5
• Financial Statements of the Separate Account - Variable Annuity Account C	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account II are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by state or federal law.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed seven years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

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Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:

•       One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

•       One-fourth of the remaining Fixed Plus Account II value 12 months later;

•       One-third of the remaining Fixed Plus Account II value 12 months later;

•       One-half of the remaining Fixed Plus Account II value 12 months later; and

•       The balance of the Fixed Plus Account II value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account II. A full withdrawal may be canceled at any time before the end of the five-payment period. No early withdrawal charges apply to full withdrawals from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

•       Due to your death during the accumulation phase if the amount is paid within six months of your death;

•       Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•       When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;

•       Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

>      If applicable, the hardship is certified by the employer;

>      The amount is paid directly to you; and

>      The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period;

•       Due to your separation from service with the employer, provided that all the following apply:

>      The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

>      Separation from service is documented in a form acceptable to us;

>      The amount withdrawn is paid directly to you; and

>      The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

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Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is less than or equal to $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract holder.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

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APPENDIX II

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (the “GAA”) is a fixed interest option that may be available during the accumulation phase. Amounts applied to the GAA will be held in a nonunitized separate account within the Company’s general account. This Appendix is only a summary of certain facts about the GAA and does not include elements of the GAA that do not apply to the contracts offered through this prospectus. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “Contract Overview - Questions: Contacting the Company.”

In General. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your local representative or the Company to learn:

•       The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the GAA; and

•       The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the GAA is withdrawn, you may incur the following:

•       Market Value Adjustment (“MVA”) - as described in this Appendix and in the GAA prospectus;

•       Tax Penalties and/or Tax withholding - see “FEDERAL Tax Considerations”;

•       Early Withdrawal Charge - see “Fees”; and/or

•       Maintenance Fee - see “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

•       If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA; and

•       If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

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Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•       Short-term-three years or less; and

•       Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

•       Transfer dollars to a new guaranteed term;

•       Transfer dollars to other available investment options; or

•       Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this Appendix.

Transfer of Account Dollars. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the GAA. However, we include your account value in the GAA when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the GAA. If amounts are withdrawn from the GAA and then reinstated in the GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this Appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-200435.

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APPENDIX III PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Sections 403(b) or 401(a)/(k) of the Tax Code (Except Voluntary

Section 403(b) Plans) (including Roth 403(b) and Roth 401(k) Plans)*

The employer has adopted a plan under Tax Code Sections 403(b) (including Roth 403(b)), 401(a)/(k) (including Roth 401(k)) (“Plan”) and has purchased a Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•       The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a)/(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Sections 403(b), 401(a)/(k), the participant has ownership in the value of his/her employer account;

•       The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company;

•       The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract;

•       On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner; and

•       In the event of the participant’s death, the employer is the named beneficiary under the terms of the Contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

________________________

*      Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

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APPENDIX IV FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

• AllianzGI NFJ Small-Cap Value Fund is only available to plans offering the fund prior to May 6, 2005.

• Lazard Emerging Markets Equity Portfolio (Open Shares) is only available to plans offering the portfolio prior to July 19, 2010.

• Columbia Diversified Equity Income Fund (Class R3) is available only to plans that have invested in the fund prior to January 1, 2011 or have approved the fund as an investment prior to January 1, 2011 and then have invested in the fund by March 31, 2011.

• Columbia High Yield Bond Fund (Class R3) is available only to plans that have invested in the fund prior to January 1, 2011 or have approved the fund as an investment prior to January 1, 2011 and then have invested in the fund by March 31, 2011.

• Dodge & Cox International Stock Fund is only available to plans offering the fund prior to January 16, 2015.

• Lord Abbett Developing Growth Fund, Inc. is only available to plans offering the fund prior to January 15, 2012.

• Lord Abbett Mid Cap Stock Fund, Inc. is only available to plans offering the fund prior to September 1, 2005.

• Lord Abbett Small-Cap Value Fund is only available to plans offering the fund prior to September 1, 2005.

• Oppenheimer Developing Markets Fund is only available to plans offering the fund prior to April 12, 2013.

• T. Rowe Price Mid-Cap Value Fund is only available to plans offering the fund prior to February 25, 2005.

• The Voya Growth and Income Portfolio (Class I) is available only to those contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of the August 20, 2010.

• The Voya Growth and Income Portfolio (Class S) is available only to those contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.

• The Voya Large Cap Growth Portfolio (Class I) is available only to those contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the contract.

• The Voya Large Cap Value Portfolio (Class I) is available only to those contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.

• The Voya Multi-Manager Large Cap Core Portfolio (Class I) is available only to those contracts that were offering the Pioneer Fund VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.

• The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to February 7, 2014.

• The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) are available only to plans that were offering I Class prior to November 3, 2005. Class S shares remain available for investment under the contract.

• The VY® Templeton Global Growth Portfolio (Class I) is available only to those contracts that were offering the Templeton Growth Fund, Inc. (Class A) prior to July 27, 2007. Class S shares remain available for investment under the contract.

List of Fund Name Changes

New Fund Name	Former Fund Name
AB Growth and Income Fund, Inc.	AllianceBernstein Growth and Income Fund, Inc.
Franklin Mutual Global Discovery Fund	Mutual Global Discovery Fund
Victory Sycamore Small Company Opportunity Fund	Victory Small Company Opportunity Fund

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at

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the address and telephone number listed in “Contract Overview - Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
AB Growth and Income Fund, Inc. Investment Adviser: AllianceBernstein, L.P.	Seeks long-term growth of capital.
Alger Capital Appreciation Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger Green Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
AllianzGI NFJ Dividend Value Fund Investment Adviser: Allianz Global Investors Fund Management LLC Subadviser: NFJ Investment Group LLC (“NFJ”)	Seeks long-term growth of capital and income.
AllianzGI NFJ Small-Cap Value Fund Investment Adviser: Allianz Global Investors Fund Management LLC Subadviser: NFJ Investment Group LLC. (“NFJ”)	Seeks long-term growth of capital and income.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® - American Balanced Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.
American Funds® - Capital World Growth and Income Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital while providing current income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
American Funds® - EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® - Fundamental Investors® Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
American Funds® - New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. Future income is a secondary objective.
American Funds® - The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.
American Funds® - The Income Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide current income while secondarily striving for capital growth.
American Funds® - Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Ariel Appreciation Fund Investment Adviser: Ariel Investments, LLC	Pursues long-term capital appreciation.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Pursues long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
BlackRock Equity Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks long-term total return and current income.
BlackRock Mid Cap Value Opportunities Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
ColumbiaSM Acorn® Fund Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Columbia Diversified Equity Income Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income and as a secondary objective steady growth of capital.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Columbia High Yield Bond Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.
Columbia Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
CRM Mid Cap Value Fund Investment Adviser: Cramer Rosenthal McGlynn, LLC	Seeks long-term capital appreciation.
Dodge & Cox International Stock Fund Investment Adviser: Dodge & Cox	Seeks long-term growth of principal and income.
Dodge & Cox Stock Fund Investment Adviser: Dodge & Cox	Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.

Eaton Vance Large-Cap Value Fund*

Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management**

* This fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the fund.

**Investment adviser to the Large-Cap Value Portfolio

Seeks total return.
Fidelity Advisor® New Insights Fund Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks capital appreciation.
Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Franklin Mutual Global Discovery Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Franklin Small-Mid Cap Growth Fund Investment Adviser: Franklin Advisers, Inc.	Seeks long-term capital growth.
Invesco Endeavor Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	Seeks long-term growth of capital.
Invesco Global Health Care Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco Small Cap Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Lazard Emerging Markets Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
Lazard US Mid Cap Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
Lord Abbett Core Fixed Income Fund Investment Adviser: Lord, Abbett & Co. LLC	Seek income and capital appreciation to produce a high total return.
Lord Abbett Developing Growth Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
Lord Abbett Fundamental Equity Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Mid Cap Stock Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Lord Abbett Small-Cap Value Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks long-term capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Mainstay Large Cap Growth Fund Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	Seeks long-term growth of capital.
Massachusetts Investors Growth Stock Fund Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
Neuberger Berman Genesis Fund® Investment Adviser: Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Seeks growth of capital.
Neuberger Berman Socially Responsive Fund® Investment Adviser: Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Capital Appreciation Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Developing Markets Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Gold & Special Minerals Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer International Bond Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks total return.
Pax World Balanced Fund Investment Adviser: Pax World Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Emerging Markets VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economics or securities markets.
Pioneer High Yield Fund Investment Adviser: Pioneer Investment Management, Inc.	Seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.
Pioneer Strategic Income Fund Investment Adviser: Pioneer Investment Management, Inc.	Seeks a high level of current income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Royce Total Return Fund Investment Adviser: Royce & Associates, LLC (“Royce”)	Seeks both long-term growth of capital and current income.
T. Rowe Price Mid-Cap Value Fund Investment Adviser: T. Rowe Price Associates, Inc.	Seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
Templeton Foreign Fund Investment Adviser: Templeton Global Advisors Limited	The Fund’s investment goal is long-term capital growth.
Thornburg International Value Fund Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the fund is to seek some current income.
Vanguard® Diversified Value Portfolio* Investment Adviser: Barrow, Hanley, Mewhinney & Strauss, Inc. *Vanguard is a trademark of The Vanguard Group, Inc.	Seeks to provide long-term capital appreciation and income.
Vanguard® Equity Income Portfolio* Investment Adviser: Vanguard Equity Investment Group, Wellington Management Company, LLP *Vanguard is a trademark of The Vanguard Group, Inc.	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Small Company Growth Portfolio* Investment Adviser: Granahan Investment Management, Inc., Vanguard’s Equity Investment Group *Vanguard is a trademark of The Vanguard Group, Inc.	Seeks to provide long-term capital appreciation.
Victory Sycamore Small Company Opportunity Fund Investment Adviser: Victory Capital Management, Inc.	Seeks to provide capital appreciation.
Voya Aggregate Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Real Estate Fund Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Growth Opportunities Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2015 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2025 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2045 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2055 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through income and capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Money Market Portfolio*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

* There is no guarantee that the Voya Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Multi-Manager International Small Cap Fund

Investment Adviser: Voya Investments, LLC

Subadviser: Acadian Asset Management LLC, Victory Capital Management, Inc., and Wellington Management Company, LLP

Seeks maximum long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser: Directed Services LLC

Subadvisers: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Real Estate Fund Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	A non-diversified fund that seeks total return consisting of long-term capital appreciation and current income.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2015 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2025 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Real Estate Portfolio Investment Adviser: Directed Services LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.

PRO.109860-15	68

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.

PRO.109860-15	69

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wells Fargo Advantage Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.

PRO.109860-15	70

APPENDIX V CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 - For Contracts With A Daily Asset Charge of 0.00%	CFI 1
Table 2 - For Contracts With A Daily Asset Charge of 0.05%	CFI 10
Table 3 - For Contracts With A Daily Asset Charge of 0.10%	CFI 10
Table 4 - For Contracts With A Daily Asset Charge of 0.15%	CFI 14
Table 5 - For Contracts With A Daily Asset Charge of 0.20%	CFI 20
Table 6 - For Contracts With A Daily Asset Charge of 0.25%	CFI 25
Table 7 - For Contracts With A Daily Asset Charge of 0.30%	CFI 32
Table 8 - For Contracts With A Daily Asset Charge of 0.35%	CFI 36
Table 9 - For Contracts With A Daily Asset Charge of 0.40%	CFI 48
Table 10 - For Contracts With A Daily Asset Charge of 0.45%	CFI 58
Table 11 - For Contracts With A Daily Asset Charge of 0.50%	CFI 66
Table 12 - For Contracts With A Daily Asset Charge of 0.55%	CFI 78
Table 13 - For Contracts With A Daily Asset Charge of 0.60%	CFI 87
Table 14 - For Contracts With A Daily Asset Charge of 0.65%	CFI 100
Table 15 - For Contracts With A Daily Asset Charge of 0.70%	CFI 111
Table 16 - For Contracts With A Daily Asset Charge of 0.75%	CFI 122
Table 17 - For Contracts With A Daily Asset Charge of 0.80%	CFI 131
Table 18 - For Contracts With A Daily Asset Charge of 0.85%	CFI 142
Table 19 - For Contracts With A Daily Asset Charge of 0.90%	CFI 154
Table 20 - For Contracts With A Daily Asset Charge of 0.95%	CFI 163
Table 21 - For Contracts With A Daily Asset Charge of 1.00%	CFI 171
Table 22 - For Contracts With A Daily Asset Charge of 1.05%	CFI 181
Table 23 - For Contracts With A Daily Asset Charge of 1.10%	CFI 193
Table 24 - For Contracts With A Daily Asset Charge of 1.15%	CFI 203
Table 25 - For Contracts With A Daily Asset Charge of 1.20%	CFI 212
Table 26 - For Contracts With A Daily Asset Charge of 1.25%	CFI 222
Table 27 - For Contracts With A Daily Asset Charge of 1.30%	CFI 234
Table 28 - For Contracts With A Daily Asset Charge of 1.35%	CFI 242
Table 29 - For Contracts With A Daily Asset Charge of 1.40%	CFI 253
Table 30 - For Contracts With A Daily Asset Charge of 1.45%	CFI 261
Table 31 - For Contracts With a Daily Asset Charge of 1.55%	CFI 270
Table 32 - For Certain Subaccounts Beginning, During or after February 2014 in Contracts with a Daily Asset Charge of 1.00%	CFI 277
Table 33 - For Certain Subaccounts Beginning, During or after February 2012 in Contracts with a Daily Asset Charge of 1.15%	CFI 278
Table 34 - For Certain Subaccounts Beginning, During or after November 2013 in Contracts with a Daily Asset Charge of 1.45%	CFI 278

PRO.109860-15	71

APPENDIX V

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2014, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2014 are not reflected in the following information.

TABLE 1
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007

AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during February 2007)
Value at beginning of period	$18.65	$15.37	$13.50	$13.05	$11.58	$9.59	$12.95	$12.29
Value at end of period	$20.24	$18.65	$15.37	$13.50	$13.05	$11.58	$9.59	$12.95
Number of accumulation units outstanding at end of period	20,104	34,725	29,844	25,431	11,424	9,529	8,670	7,267
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.26	$13.54	$12.88
Value at end of period	$12.54	$12.26	$13.54
Number of accumulation units outstanding at end of period	5,353	3,683	1,143
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.40	$14.01	$13.47
Value at end of period	$18.96	$17.40	$14.01
Number of accumulation units outstanding at end of period	11,279	8,660	2,542
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during February 2012)
Value at beginning of period	$23.83	$17.90	$17.35
Value at end of period	$25.33	$23.83	$17.90
Number of accumulation units outstanding at end of period	42	11,192	14,696
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during April 2012)
Value at beginning of period	$18.87	$15.15	$13.96
Value at end of period	$19.56	$18.87	$15.15
Number of accumulation units outstanding at end of period	3,142	2,283	750
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.05	$13.33
Value at end of period	$14.98	$15.05
Number of accumulation units outstanding at end of period	3,468	5,169
DODGE & COX STOCK FUND
(Funds were first received in this option during August 2013)
Value at beginning of period	$18.87	$16.52
Value at end of period	$20.73	$18.87
Number of accumulation units outstanding at end of period	5,574	5,174

CFI 1

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.23	$18.56	$15.61	$18.12	$16.61	$11.98	$20.20	$17.04
Value at end of period	$21.58	$22.23	$18.56	$15.61	$18.12	$16.61	$11.98	$20.20
Number of accumulation units outstanding at end of period	1,230	35,242	37,987	112,305	82,862	73,444	73,097	66,492
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.58	$14.06	$12.15	$12.95
Value at end of period	$20.27	$18.58	$14.06	$12.15
Number of accumulation units outstanding at end of period	10,738	8,323	2,053	162
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$23.14	$17.69	$15.26	$15.72	$13.46	$9.96	$17.40	$14.95
Value at end of period	$25.80	$23.14	$17.69	$15.26	$15.72	$13.46	$9.96	$17.40
Number of accumulation units outstanding at end of period	45,110	78,747	84,128	227,544	191,341	178,049	165,284	158,219
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.84	$13.97	$11.96	$11.89	$10.37	$8.00	$14.00	$14.05
Value at end of period	$19.31	$17.84	$13.97	$11.96	$11.89	$10.37	$8.00	$14.00
Number of accumulation units outstanding at end of period	15,499	18,907	21,326	21,519	22,737	19,397	13,256	12,574
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2007)
Value at beginning of period	$18.09	$13.32	$11.66	$11.68	$9.45	$7.39	$14.05	$11.36
Value at end of period	$20.05	$18.09	$13.32	$11.66	$11.68	$9.45	$7.39	$14.05
Number of accumulation units outstanding at end of period	7,460	7,459	13,613	13,631	13,602	11,705	11,649	7,673
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2008)
Value at beginning of period	$24.42	$19.53	$17.27	$17.84	$16.09	$13.33	$18.24
Value at end of period	$25.58	$24.42	$19.53	$17.27	$17.84	$16.09	$13.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	702	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during January 2008)
Value at beginning of period	$25.78	$18.96	$16.05	$16.71	$13.06	$10.13	$13.90
Value at end of period	$25.88	$25.78	$18.96	$16.05	$16.71	$13.06	$10.13
Number of accumulation units outstanding at end of period	65	14,222	17,712	16,371	1,187	0	699
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$22.10	$15.98	$14.45	$15.49
Value at end of period	$23.71	$22.10	$15.98	$14.45
Number of accumulation units outstanding at end of period	10	17,934	17,415	16,543
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.88	$10.59	$9.06	$9.27	$8.73
Value at end of period	$15.06	$13.88	$10.59	$9.06	$9.27
Number of accumulation units outstanding at end of period	965	18,527	22,857	18,492	147
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$20.47	$15.87	$14.40	$15.58
Value at end of period	$21.36	$20.47	$15.87	$14.40
Number of accumulation units outstanding at end of period	15	4,455	4,295	3,438

CFI 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2013)
Value at beginning of period	$26.95	$26.95
Value at end of period	$28.81	$26.95
Number of accumulation units outstanding at end of period	240	428
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during February 2012)
Value at beginning of period	$24.80	$15.81	$15.71
Value at end of period	$25.56	$24.80	$15.81
Number of accumulation units outstanding at end of period	0	222	384
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.85	$13.09	$11.85	$13.19
Value at end of period	$19.05	$17.85	$13.09	$11.85
Number of accumulation units outstanding at end of period	2,463	1,767	2,385	1,874
MAINSTAY LARGE CAP GROWTH FUND (CLASS R3)
(Funds were first received in this option during February 2012)
Value at beginning of period	$18.90	$13.90	$13.65
Value at end of period	$20.77	$18.90	$13.90
Number of accumulation units outstanding at end of period	75	33,684	30,538
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during January 2013)
Value at beginning of period	$20.16	$16.41
Value at end of period	$22.42	$20.16
Number of accumulation units outstanding at end of period	490	34
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.26	$13.39	$13.01
Value at end of period	$18.14	$18.26	$13.39
Number of accumulation units outstanding at end of period	4,411	2,909	899
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.93	$18.14	$15.07	$16.36	$14.56	$10.62	$17.15	$14.80
Value at end of period	$23.58	$22.93	$18.14	$15.07	$16.36	$14.56	$10.62	$17.15
Number of accumulation units outstanding at end of period	14,182	32,076	32,701	125,636	117,008	115,666	120,620	142,468
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$39.20	$36.25	$30.05	$36.77	$29.01	$16.00	$30.84	$23.18
Value at end of period	$37.24	$39.20	$36.25	$30.05	$36.77	$29.01	$16.00	$30.84
Number of accumulation units outstanding at end of period	22,243	22,901	24,085	22,457	22,705	19,822	18,485	16,069
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$6.16	$11.82	$12.08
Value at end of period	$5.20	$6.16	$11.82
Number of accumulation units outstanding at end of period	3,260	1,808	330
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.74	$14.42	$12.98	$13.25	$11.87	$9.80	$14.17	$13.15
Value at end of period	$18.05	$16.74	$14.42	$12.98	$13.25	$11.87	$9.80	$14.17
Number of accumulation units outstanding at end of period	9,779	10,320	10,225	11,492	13,653	12,171	11,393	9,480

CFI 3

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$14.72	$16.25	$15.88
Value at end of period	$15.13	$14.72	$16.25
Number of accumulation units outstanding at end of period	1,553	1,419	1,437
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during January 2007)
Value at beginning of period	$19.03	$16.98	$14.80	$15.09	$12.86	$7.95	$12.65	$11.94
Value at end of period	$18.96	$19.03	$16.98	$14.80	$15.09	$12.86	$7.95	$12.65
Number of accumulation units outstanding at end of period	26,208	38,905	48,319	120,880	120,622	127,479	103,291	77,568
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.55	$12.39	$11.16	$11.27
Value at end of period	$13.10	$12.55	$12.39	$11.16
Number of accumulation units outstanding at end of period	13,337	11,087	11,132	7,152
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during December 2013)
Value at beginning of period	$24.42	$24.42
Value at end of period	$26.87	$24.42
Number of accumulation units outstanding at end of period	3,140	2,834
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during April 2014)
Value at beginning of period	$20.67
Value at end of period	$18.05
Number of accumulation units outstanding at end of period	351
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.05	$15.78	$13.13	$13.84	$12.36	$9.22	$15.17	$13.73
Value at end of period	$22.93	$21.05	$15.78	$13.13	$13.84	$12.36	$9.22	$15.17
Number of accumulation units outstanding at end of period	37,364	36,655	34,117	105,792	73,191	66,752	42,845	46,711
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during February 2007)
Value at beginning of period	$19.23	$16.33	$14.63	$13.91	$12.47	$10.05	$14.19	$13.93
Value at end of period	$20.77	$19.23	$16.33	$14.63	$13.91	$12.47	$10.05	$14.19
Number of accumulation units outstanding at end of period	16,299	12,571	11,594	8,934	7,753	6,050	3,975	2,980
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.88	$16.18	$15.00	$14.53	$13.51	$11.99	$12.02	$10.96
Value at end of period	$16.70	$15.88	$16.18	$15.00	$14.53	$13.51	$11.99	$12.02
Number of accumulation units outstanding at end of period	6,245	27,781	30,227	191,959	153,371	151,147	126,746	99,605
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.26	$13.96	$12.32	$12.52	$10.99	$9.24	$12.89	$12.36
Value at end of period	$17.22	$16.26	$13.96	$12.32	$12.52	$10.99	$9.24	$12.89
Number of accumulation units outstanding at end of period	1,481	1,559	1,723	1,743	2,618	1,809	1,834	1,399
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.13	$13.72	$13.15
Value at end of period	$13.16	$13.13	$13.72
Number of accumulation units outstanding at end of period	3,613	2,500	690

CFI 4

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.96	$15.24	$14.81	$13.79	$12.98	$12.37	$11.57	$10.95
Value at end of period	$15.70	$14.96	$15.24	$14.81	$13.79	$12.98	$12.37	$11.57
Number of accumulation units outstanding at end of period	10,262	11,079	10,333	9,811	8,207	6,980	6,065	2,511
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$18.10	$18.10
Value at end of period	$18.30	$18.10
Number of accumulation units outstanding at end of period	1,139	1,095
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.75	$13.40	$11.76	$11.82	$10.41	$8.48	$13.57	$13.09
Value at end of period	$20.13	$17.75	$13.40	$11.76	$11.82	$10.41	$8.48	$13.57
Number of accumulation units outstanding at end of period	2,936	15,125	14,760	15,873	7,656	5,243	5,298	8,802
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$22.09	$16.48	$14.06	$14.28	$11.76	$8.96	$14.41	$14.28
Value at end of period	$24.10	$22.09	$16.48	$14.06	$14.28	$11.76	$8.96	$14.41
Number of accumulation units outstanding at end of period	16,095	20,065	17,886	16,475	15,875	11,289	9,742	7,947
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.27	$14.97	$13.37	$13.53	$11.05	$8.89	$13.44	$14.28
Value at end of period	$22.34	$21.27	$14.97	$13.37	$13.53	$11.05	$8.89	$13.44
Number of accumulation units outstanding at end of period	4,606	4,699	2,600	19,665	24,380	30,412	23,642	16,870
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2012)
Value at beginning of period	$13.51	$12.33	$11.40
Value at end of period	$14.27	$13.51	$12.33
Number of accumulation units outstanding at end of period	1,096	732	151
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.04	$12.87	$12.27
Value at end of period	$15.87	$15.04	$12.87
Number of accumulation units outstanding at end of period	16,842	12,096	471
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.96	$13.11	$12.49
Value at end of period	$16.89	$15.96	$13.11
Number of accumulation units outstanding at end of period	21,529	17,767	991
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.47	$13.30	$12.77
Value at end of period	$17.45	$16.47	$13.30
Number of accumulation units outstanding at end of period	13,935	8,905	968
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.89	$12.82	$12.21
Value at end of period	$16.86	$15.89	$12.82
Number of accumulation units outstanding at end of period	8,391	3,970	315

CFI 5

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.95	$12.47
Value at end of period	$13.70	$12.95
Number of accumulation units outstanding at end of period	98	98
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.10	$15.21	$13.98	$12.97	$11.83	$10.48	$11.65	$11.06
Value at end of period	$16.08	$15.10	$15.21	$13.98	$12.97	$11.83	$10.48	$11.65
Number of accumulation units outstanding at end of period	4,902	20,090	22,005	34,940	32,197	21,115	26,543	18,518
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.02	$15.09	$13.85	$12.92	$11.80	$10.62	$11.64	$11.06
Value at end of period	$15.97	$15.02	$15.09	$13.85	$12.92	$11.80	$10.62	$11.64
Number of accumulation units outstanding at end of period	55,379	57,397	54,068	61,687	57,385	51,000	37,722	34,663
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.27	$8.48	$7.16	$8.17	$7.60	$6.16
Value at end of period	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	5,291	3,873	1,366	5,358	1,713	807
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.03	$12.27	$10.41	$10.33
Value at end of period	$18.17	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	7,431	3,653	2,766	4,143
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.31	$10.21	$8.93	$8.66	$7.28	$6.48	$9.31	$9.48
Value at end of period	$14.60	$13.31	$10.21	$8.93	$8.66	$7.28	$6.48	$9.31
Number of accumulation units outstanding at end of period	36,881	36,240	14,977	123,862	127,609	136,654	118,829	104,429
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$13.29	$12.07
Value at end of period	$14.56	$13.29
Number of accumulation units outstanding at end of period	0	4,369
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.28	$10.20
Value at end of period	$13.35	$12.28
Number of accumulation units outstanding at end of period	3,039	2,282
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.28	$11.33	$11.39	$11.43
Value at end of period	$11.22	$11.28	$11.33	$11.39
Number of accumulation units outstanding at end of period	0	472	338	127
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.67	$17.64	$14.68	$17.82	$14.31	$9.84	$20.42	$18.67
Value at end of period	$21.28	$22.67	$17.64	$14.68	$17.82	$14.31	$9.84	$20.42
Number of accumulation units outstanding at end of period	83	3,306	3,363	48,153	49,568	56,971	53,893	43,193

CFI 6

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.68	$11.27	$10.24	$10.74	$9.28	$7.48	$11.47	$11.66
Value at end of period	$16.87	$14.68	$11.27	$10.24	$10.74	$9.28	$7.48	$11.47
Number of accumulation units outstanding at end of period	0	0	0	85,044	103,508	107,021	118,252	146,254
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$22.44	$22.05	$19.12	$17.49	$13.73	$10.59	$16.33	$21.40
Value at end of period	$29.20	$22.44	$22.05	$19.12	$17.49	$13.73	$10.59	$16.33
Number of accumulation units outstanding at end of period	12,008	22,051	27,828	25,249	16,593	14,066	12,788	9,523
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$22.21	$16.87	$16.86
Value at end of period	$25.04	$22.21	$16.87
Number of accumulation units outstanding at end of period	10,762	8,399	1,963
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.38	$10.92	$9.47	$9.26	$8.27	$6.97
Value at end of period	$16.20	$14.38	$10.92	$9.47	$9.26	$8.27
Number of accumulation units outstanding at end of period	15,043	11,067	2,812	13,146	6,617	7,681
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.90	$11.88	$10.18	$10.40	$8.32	$6.58
Value at end of period	$17.88	$15.90	$11.88	$10.18	$10.40	$8.32
Number of accumulation units outstanding at end of period	9,362	6,791	2,456	6,547	2,776	1,917
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.10	$12.36	$10.68	$11.14	$8.83	$7.33
Value at end of period	$17.90	$17.10	$12.36	$10.68	$11.14	$8.83
Number of accumulation units outstanding at end of period	6,454	4,940	1,534	5,917	1,259	1,035
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$27.49	$27.49
Value at end of period	$28.97	$27.49
Number of accumulation units outstanding at end of period	53	708
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.73	$12.60	$11.33	$11.42	$10.81
Value at end of period	$14.50	$13.73	$12.60	$11.33	$11.42
Number of accumulation units outstanding at end of period	24,658	88,691	83,458	290,591	284,633
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.14	$13.04	$11.51	$11.89	$11.07
Value at end of period	$15.96	$15.14	$13.04	$11.51	$11.89
Number of accumulation units outstanding at end of period	79,119	99,743	103,960	451,231	406,245
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.91	$13.24	$11.52	$12.10	$11.23
Value at end of period	$16.79	$15.91	$13.24	$11.52	$12.10
Number of accumulation units outstanding at end of period	23,251	50,982	48,011	256,766	228,410

CFI 7

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.44	$13.34	$11.56	$12.22	$11.28
Value at end of period	$17.40	$16.44	$13.34	$11.56	$12.22
Number of accumulation units outstanding at end of period	13,467	68,615	62,044	346,169	282,592
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.64	$12.68	$11.00	$11.61	$9.75
Value at end of period	$16.60	$15.64	$12.68	$11.00	$11.61
Number of accumulation units outstanding at end of period	5,607	2,529	1,073	4,386	484
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.00	$12.17	$11.10	$11.07	$10.42
Value at end of period	$13.73	$13.00	$12.17	$11.10	$11.07
Number of accumulation units outstanding at end of period	1,613	6,786	5,204	22,379	18,485
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.98	$14.28	$12.73	$12.53	$11.30	$9.60	$12.58	$11.99
Value at end of period	$17.02	$15.98	$14.28	$12.73	$12.53	$11.30	$9.60	$12.58
Number of accumulation units outstanding at end of period	26,499	24,403	21,317	17,100	11,970	8,559	4,856	2,267
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.90	$13.83	$12.04	$12.42	$11.00	$8.80	$13.78	$13.30
Value at end of period	$17.98	$16.90	$13.83	$12.04	$12.42	$11.00	$8.80	$13.78
Number of accumulation units outstanding at end of period	31,856	119,780	105,979	94,163	18,031	12,613	6,758	13,813
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.36	$14.05	$12.39	$12.48	$11.15	$9.17	$13.21	$12.66
Value at end of period	$17.42	$16.36	$14.05	$12.39	$12.48	$11.15	$9.17	$13.21
Number of accumulation units outstanding at end of period	31,313	24,801	22,073	16,633	12,441	11,371	7,766	4,543
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.36	$12.71	$12.30
Value at end of period	$13.03	$12.36	$12.71
Number of accumulation units outstanding at end of period	7,938	6,108	740
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$25.64	$19.52	$16.77	$17.32	$15.85
Value at end of period	$28.83	$25.64	$19.52	$16.77	$17.32
Number of accumulation units outstanding at end of period	0	2,950	4,062	2,230	2,032
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$27.47	$19.79	$16.53	$16.17	$12.79	$9.46	$16.10	$15.65
Value at end of period	$28.66	$27.47	$19.79	$16.53	$16.17	$12.79	$9.46	$16.10
Number of accumulation units outstanding at end of period	12,018	25,549	24,064	23,473	10,884	7,885	8,254	6,564
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.00	$13.73	$11.90	$10.88	$8.51	$6.27	$10.20	$10.52
Value at end of period	$18.17	$14.00	$13.73	$11.90	$10.88	$8.51	$6.27	$10.20
Number of accumulation units outstanding at end of period	2,974	5,909	5,172	83,652	89,435	96,335	81,726	63,687

CFI 8

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.70	$12.39	$11.04	$11.58	$10.33	$7.85	$11.92
Value at end of period	$18.83	$16.70	$12.39	$11.04	$11.58	$10.33	$7.85
Number of accumulation units outstanding at end of period	46	3,171	6,183	4,493	14,743	0	11,471
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.93	$16.86	$14.72	$16.54	$12.89	$9.27	$15.24	$13.26
Value at end of period	$24.30	$22.93	$16.86	$14.72	$16.54	$12.89	$9.27	$15.24
Number of accumulation units outstanding at end of period	1,406	4,620	4,142	61,693	61,511	50,131	42,889	44,375
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.59	$14.51	$12.23	$12.53
Value at end of period	$21.38	$19.59	$14.51	$12.23
Number of accumulation units outstanding at end of period	28	16,383	16,476	15,265
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.45
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	1,790
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.64	$15.55	$13.07	$16.01	$13.32	$7.77	$15.96	$16.02
Value at end of period	$14.76	$14.64	$15.55	$13.07	$16.01	$13.32	$7.77	$15.96
Number of accumulation units outstanding at end of period	0	0	0	48,260	49,310	51,499	37,988	25,423
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$25.35	$19.27	$16.06	$15.77	$12.82	$10.21	$15.24	$15.32
Value at end of period	$29.15	$25.35	$19.27	$16.06	$15.77	$12.82	$10.21	$15.24
Number of accumulation units outstanding at end of period	9,489	15,351	17,188	13,554	9,641	7,816	7,551	7,062
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$19.95	$15.73	$12.96	$14.14	$12.21	$8.77	$14.73	$13.94
Value at end of period	$20.36	$19.95	$15.73	$12.96	$14.14	$12.21	$8.77	$14.73
Number of accumulation units outstanding at end of period	11,896	11,769	13,781	13,713	14,035	12,820	13,128	9,520
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53	$13.16	$12.69
Value at end of period	$23.24	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53	$13.16
Number of accumulation units outstanding at end of period	102,032	92,807	103,022	177,880	162,021	165,559	144,861	108,710
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$22.20	$16.48	$14.22	$14.80	$11.55	$7.91	$13.94	$12.83
Value at end of period	$24.79	$22.20	$16.48	$14.22	$14.80	$11.55	$7.91	$13.94
Number of accumulation units outstanding at end of period	1,803	2,328	3,697	6,642	4,320	3,339	2,299	1,435
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.84	$15.31	$13.08	$13.21	$11.50	$9.21	$13.38
Value at end of period	$21.30	$19.84	$15.31	$13.08	$13.21	$11.50	$9.21
Number of accumulation units outstanding at end of period	0	8,517	5,674	5,193	4,621	0	4,384

CFI 9

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$22.03	$15.86	$13.37	$13.55	$11.62	$8.15	$14.14	$13.04
Value at end of period	$23.88	$22.03	$15.86	$13.37	$13.55	$11.62	$8.15	$14.14
Number of accumulation units outstanding at end of period	9,068	13,915	16,243	11,904	11,336	5,731	9,730	7,328
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.79	$11.50	$9.69	$11.04	$10.17	$7.71	$12.44
Value at end of period	$12.84	$13.79	$11.50	$9.69	$11.04	$10.17	$7.71
Number of accumulation units outstanding at end of period	4,689	4,347	4,049	4,379	3,436	2,365	2,445
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during February 2007)
Value at beginning of period	$19.06	$14.50	$12.94	$12.13	$10.73	$9.05	$13.57	$13.26
Value at end of period	$21.12	$19.06	$14.50	$12.94	$12.13	$10.73	$9.05	$13.57
Number of accumulation units outstanding at end of period	19,696	18,688	23,349	22,517	22,019	21,464	21,121	19,584

		TABLE 2
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.05%
	(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012

VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.11	$13.02	$12.61
Value at end of period	$15.92	$15.11	$13.02
Number of accumulation units outstanding at end of period	1,388	1,020	613
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.95	$13.69	$13.72
Value at end of period	$18.09	$13.95	$13.69
Number of accumulation units outstanding at end of period	1,554	536	1,871
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$19.75	$18.34
Value at end of period	$21.19	$19.75
Number of accumulation units outstanding at end of period	2,045	2,046

		TABLE 3
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.10%
	(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008

ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during December 2014)
Value at beginning of period	$21.04
Value at end of period	$21.20
Number of accumulation units outstanding at end of period	27,249

CFI 10

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.47	$15.24	$13.40	$12.96	$11.52	$9.55	$12.13
Value at end of period	$20.02	$18.47	$15.24	$13.40	$12.96	$11.52	$9.55
Number of accumulation units outstanding at end of period	0	0	0	0	152	9,217	13,348
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during December 2014)
Value at beginning of period	$18.68
Value at end of period	$18.86
Number of accumulation units outstanding at end of period	5,839
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during December 2014)
Value at beginning of period	$14.35
Value at end of period	$14.46
Number of accumulation units outstanding at end of period	1,561
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during December 2009)
Value at beginning of period	$22.01	$18.39	$15.49	$18.00	$16.51	$16.60
Value at end of period	$21.35	$22.01	$18.39	$15.49	$18.00	$16.51
Number of accumulation units outstanding at end of period	235	0	1,585	1,466	1,118	140
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2008)
Value at beginning of period	$22.91	$17.54	$15.14	$15.61	$13.38	$9.91	$15.29
Value at end of period	$25.52	$22.91	$17.54	$15.14	$15.61	$13.38	$9.91
Number of accumulation units outstanding at end of period	0	0	0	0	2,963	2,964	8,010
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during December 2014)
Value at beginning of period	$25.44
Value at end of period	$25.31
Number of accumulation units outstanding at end of period	2,826
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.88	$15.83	$14.34	$15.12	$11.81	$8.27	$12.28
Value at end of period	$23.46	$21.88	$15.83	$14.34	$15.12	$11.81	$8.27
Number of accumulation units outstanding at end of period	0	0	0	0	691	691	691
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.80	$10.54	$9.03	$9.25	$8.01
Value at end of period	$14.96	$13.80	$10.54	$9.03	$9.25
Number of accumulation units outstanding at end of period	19,545	0	1,797	1,592	947
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2010)
Value at beginning of period	$26.82	$18.65	$15.27	$16.68	$13.47
Value at end of period	$28.65	$26.82	$18.65	$15.27	$16.68
Number of accumulation units outstanding at end of period	1,258	0	348	310	185
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$38.81	$35.93	$29.82	$36.51	$28.84	$28.70
Value at end of period	$36.83	$38.81	$35.93	$29.82	$36.51	$28.84
Number of accumulation units outstanding at end of period	670	0	1,287	984	610	77

CFI 11

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$24.18	$18.49	$15.55	$16.44	$14.20	$14.38
Value at end of period	$26.58	$24.18	$18.49	$15.55	$16.44	$14.20
Number of accumulation units outstanding at end of period	0	0	2,252	1,706	1,062	153
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during December 2014)
Value at beginning of period	$18.45
Value at end of period	$17.85
Number of accumulation units outstanding at end of period	10,828
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2009)
Value at beginning of period	$20.84	$15.64	$13.02	$13.74	$12.29	$12.40
Value at end of period	$22.68	$20.84	$15.64	$13.02	$13.74	$12.29
Number of accumulation units outstanding at end of period	0	0	3,884	3,150	2,089	272
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2014)
Value at beginning of period	$20.70
Value at end of period	$20.55
Number of accumulation units outstanding at end of period	140
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.72	$16.04	$14.88	$14.43	$13.63
Value at end of period	$16.52	$15.72	$16.04	$14.88	$14.43
Number of accumulation units outstanding at end of period	1,579	0	1,272	1,183	913
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.97	$17.04	$14.98	$14.37	$12.60	$12.54
Value at end of period	$18.14	$17.97	$17.04	$14.98	$14.37	$12.60
Number of accumulation units outstanding at end of period	25	0	764	720	586	93
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.57	$13.29	$11.67	$11.73	$10.35	$8.44	$11.93
Value at end of period	$19.91	$17.57	$13.29	$11.67	$11.73	$10.35	$8.44
Number of accumulation units outstanding at end of period	8,842	0	0	0	513	513	513
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.90	$13.08	$11.38	$11.79	$11.10
Value at end of period	$16.80	$15.90	$13.08	$11.38	$11.79
Number of accumulation units outstanding at end of period	0	0	2,644	1,939	1,219
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.40	$13.26	$11.47	$12.00	$11.24
Value at end of period	$17.36	$16.40	$13.26	$11.47	$12.00
Number of accumulation units outstanding at end of period	0	0	6,483	4,986	3,151
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.96	$14.01	$11.76	$13.84	$13.52	$10.64	$16.81
Value at end of period	$16.11	$16.96	$14.01	$11.76	$13.84	$13.52	$10.64
Number of accumulation units outstanding at end of period	0	0	0	0	221	171	114

CFI 12

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$14.42
Value at end of period	$14.48
Number of accumulation units outstanding at end of period	1,434
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during March 2008)
Value at beginning of period	$22.21	$21.85	$18.97	$17.37	$13.65	$10.54	$16.58
Value at end of period	$28.89	$22.21	$21.85	$18.97	$17.37	$13.65	$10.54
Number of accumulation units outstanding at end of period	0	0	0	0	250	250	250
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.30	$10.87	$9.44	$9.23	$8.26	$8.34
Value at end of period	$16.09	$14.30	$10.87	$9.44	$9.23	$8.26
Number of accumulation units outstanding at end of period	0	0	1,223	1,223	1,224	279
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.01	$12.30	$10.64	$11.11	$8.82	$8.94
Value at end of period	$17.78	$17.01	$12.30	$10.64	$11.11	$8.82
Number of accumulation units outstanding at end of period	0	0	1,104	1,104	1,104	261
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$27.36	$19.73	$17.18	$17.09	$13.23
Value at end of period	$28.81	$27.36	$19.73	$17.18	$17.09
Number of accumulation units outstanding at end of period	0	0	674	603	370
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.68	$12.56	$11.31	$11.41	$10.81
Value at end of period	$14.43	$13.68	$12.56	$11.31	$11.41
Number of accumulation units outstanding at end of period	0	0	0	0	4,155
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.08	$13.00	$11.49	$11.88	$11.07
Value at end of period	$15.88	$15.08	$13.00	$11.49	$11.88
Number of accumulation units outstanding at end of period	0	0	0	196	858
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.37	$13.30	$11.54	$12.21	$11.28
Value at end of period	$17.32	$16.37	$13.30	$11.54	$12.21
Number of accumulation units outstanding at end of period	0	0	0	0	363
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$17.85
Value at end of period	$17.78
Number of accumulation units outstanding at end of period	173
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$27.67
Value at end of period	$28.35
Number of accumulation units outstanding at end of period	886

CFI 13

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$13.89	$13.64	$11.83	$11.32
Value at end of period	$18.01	$13.89	$13.64	$11.83
Number of accumulation units outstanding at end of period	0	0	0	624
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$22.73	$16.74	$14.62	$16.44	$12.81
Value at end of period	$24.06	$22.73	$16.74	$14.62	$16.44
Number of accumulation units outstanding at end of period	7,998	0	709	627	376
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$28.16
Value at end of period	$28.83
Number of accumulation units outstanding at end of period	9,529
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.77	$15.61	$12.87	$14.06	$12.15	$8.74	$13.17
Value at end of period	$20.16	$19.77	$15.61	$12.87	$14.06	$12.15	$8.74
Number of accumulation units outstanding at end of period	0	0	0	0	455	455	3,423
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$22.95
Value at end of period	$23.01
Number of accumulation units outstanding at end of period	7,171
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$20.84
Value at end of period	$21.07
Number of accumulation units outstanding at end of period	12,679
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$23.64
Value at end of period	$23.62
Number of accumulation units outstanding at end of period	10,410

		TABLE 4
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008

ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.75	$13.93	$13.38
Value at end of period	$21.15	$18.75	$13.93
Number of accumulation units outstanding at end of period	0	23,372	22,053
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.38	$15.17	$13.34	$12.91	$11.48	$9.52	$12.23
Value at end of period	$19.91	$18.38	$15.17	$13.34	$12.91	$11.48	$9.52
Number of accumulation units outstanding at end of period	0	0	0	0	9,383	6,091	2,412

CFI 14

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$17.30	$13.95	$12.49	$11.93
Value at end of period	$18.82	$17.30	$13.95	$12.49
Number of accumulation units outstanding at end of period	0	1,766	259	2,181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.91	$9.86	$8.60	$9.12	$8.44
Value at end of period	$14.41	$12.91	$9.86	$8.60	$9.12
Number of accumulation units outstanding at end of period	0	3,648	3,485	3,285	5,954
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.90	$18.31	$15.43	$17.93	$16.47	$11.89	$18.61
Value at end of period	$21.23	$21.90	$18.31	$15.43	$17.93	$16.47	$11.89
Number of accumulation units outstanding at end of period	0	237	237	3,645	28,770	21,753	20,170
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$18.47	$13.99	$12.12	$12.23
Value at end of period	$20.12	$18.47	$13.99	$12.12
Number of accumulation units outstanding at end of period	0	1,190	1,016	806
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.80	$17.46	$15.08	$15.56	$13.34	$9.89	$15.42
Value at end of period	$25.38	$22.80	$17.46	$15.08	$15.56	$13.34	$9.89
Number of accumulation units outstanding at end of period	15,298	10,648	0	0	33,481	30,208	23,760
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2011)
Value at beginning of period	$24.06	$19.27	$17.07	$18.35
Value at end of period	$25.17	$24.06	$19.27	$17.07
Number of accumulation units outstanding at end of period	0	154	100	35
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during February 2008)
Value at beginning of period	$25.40	$18.71	$15.86	$16.54	$12.94	$10.06	$14.22
Value at end of period	$25.46	$25.40	$18.71	$15.86	$16.54	$12.94	$10.06
Number of accumulation units outstanding at end of period	785	693	0	0	16,233	15,208	14,093
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.77	$15.76	$14.28	$15.07	$11.77	$8.25	$12.54
Value at end of period	$23.33	$21.77	$15.76	$14.28	$15.07	$11.77	$8.25
Number of accumulation units outstanding at end of period	0	0	0	0	15,011	13,808	15,083
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.76	$10.51	$9.02	$9.23	$8.62
Value at end of period	$14.91	$13.76	$10.51	$9.02	$9.23
Number of accumulation units outstanding at end of period	0	15,788	855	7,534	8,673
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.17	$15.66	$14.23	$15.22	$13.57	$10.46	$13.75
Value at end of period	$21.02	$20.17	$15.66	$14.23	$15.22	$13.57	$10.46
Number of accumulation units outstanding at end of period	0	0	0	0	2,905	2,430	2,262

CFI 15

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.69	$16.38
Value at end of period	$21.90	$19.69
Number of accumulation units outstanding at end of period	319	172
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.59	$17.90	$14.89	$16.19	$14.44	$10.55	$15.92
Value at end of period	$23.20	$22.59	$17.90	$14.89	$16.19	$14.44	$10.55
Number of accumulation units outstanding at end of period	0	0	0	0	15,459	14,448	12,195
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$38.62	$35.77	$29.70	$36.39	$33.74
Value at end of period	$36.63	$38.62	$35.77	$29.70	$36.39
Number of accumulation units outstanding at end of period	0	761	667	2,642	3,076
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during February 2013)
Value at beginning of period	$16.50	$14.78
Value at end of period	$17.75	$16.50
Number of accumulation units outstanding at end of period	5,250	4,658
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2014)
Value at beginning of period	$15.20
Value at end of period	$14.94
Number of accumulation units outstanding at end of period	278
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.75	$16.75	$14.62	$14.93	$12.74	$7.89	$12.12
Value at end of period	$18.65	$18.75	$16.75	$14.62	$14.93	$12.74	$7.89
Number of accumulation units outstanding at end of period	0	0	0	25	11,009	10,192	8,740
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.48	$12.34	$11.13	$11.21
Value at end of period	$13.01	$12.48	$12.34	$11.13
Number of accumulation units outstanding at end of period	0	8,996	10,117	9,244
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$19.97	$15.76	$13.34	$15.34	$14.08
Value at end of period	$17.75	$19.97	$15.76	$13.34	$15.34
Number of accumulation units outstanding at end of period	0	10,284	233	85	37
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.74	$15.57	$12.97	$13.70	$12.25	$9.15	$14.07
Value at end of period	$22.56	$20.74	$15.57	$12.97	$13.70	$12.25	$9.15
Number of accumulation units outstanding at end of period	0	0	0	0	29,243	27,168	23,735
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during November 2010)
Value at beginning of period	$18.95	$16.11	$14.46	$13.77	$13.22
Value at end of period	$20.43	$18.95	$16.11	$14.46	$13.77
Number of accumulation units outstanding at end of period	0	4,791	4,499	4,159	4,235

CFI 16

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.64	$15.97	$14.82	$14.38	$13.39	$11.91	$12.39
Value at end of period	$16.43	$15.64	$15.97	$14.82	$14.38	$13.39	$11.91
Number of accumulation units outstanding at end of period	14,511	15,708	4,014	3,735	39,686	29,240	28,368
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2014)
Value at beginning of period	$13.31
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	4,980
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.90	$16.99	$14.93	$14.34	$14.10
Value at end of period	$18.06	$17.90	$16.99	$14.93	$14.34
Number of accumulation units outstanding at end of period	0	25	25	0	2,372
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.48	$13.23	$11.62	$11.69	$10.32	$8.42	$12.01
Value at end of period	$19.80	$17.48	$13.23	$11.62	$11.69	$10.32	$8.42
Number of accumulation units outstanding at end of period	4,657	12,836	8,058	15,542	19,493	3,421	1,932
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$21.76	$17.46
Value at end of period	$23.71	$21.76
Number of accumulation units outstanding at end of period	1,227	1,079
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$20.96	$15.83
Value at end of period	$21.98	$20.96
Number of accumulation units outstanding at end of period	1,664	1,435
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$15.66
Value at end of period	$15.71
Number of accumulation units outstanding at end of period	1,151
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$16.88	$14.27
Value at end of period	$16.02	$16.88
Number of accumulation units outstanding at end of period	1,348	1,213
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.16	$10.11	$8.85	$8.76
Value at end of period	$14.41	$13.16	$10.11	$8.85
Number of accumulation units outstanding at end of period	0	1,103	725	290
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.11	$11.18	$11.25	$11.32	$11.37	$11.41	$11.36
Value at end of period	$11.04	$11.11	$11.18	$11.25	$11.32	$11.37	$11.41
Number of accumulation units outstanding at end of period	0	0	0	0	6,129	4,118	2,317

CFI 17

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.10	$21.75	$18.89	$17.31	$13.60	$10.51	$15.40
Value at end of period	$28.73	$22.10	$21.75	$18.89	$17.31	$13.60	$10.51
Number of accumulation units outstanding at end of period	0	0	0	0	8,436	7,255	6,040
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.65	$12.55	$11.30	$11.41	$10.81
Value at end of period	$14.39	$13.65	$12.55	$11.30	$11.41
Number of accumulation units outstanding at end of period	3,675	0	0	0	1,257
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.05	$12.99	$11.48	$11.88	$11.07
Value at end of period	$15.84	$15.05	$12.99	$11.48	$11.88
Number of accumulation units outstanding at end of period	0	0	0	0	6,456
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.82	$13.18	$11.48	$12.08	$11.22
Value at end of period	$16.66	$15.82	$13.18	$11.48	$12.08
Number of accumulation units outstanding at end of period	88	88	0	0	2,456
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.34	$13.28	$11.53	$12.20	$11.27
Value at end of period	$17.28	$16.34	$13.28	$11.53	$12.20
Number of accumulation units outstanding at end of period	19	19	0	0	14,135
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.92	$12.11	$11.07	$11.05	$10.51
Value at end of period	$13.63	$12.92	$12.11	$11.07	$11.05
Number of accumulation units outstanding at end of period	0	0	0	0	547
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.75	$14.09	$12.58	$12.40	$11.20	$9.53	$12.16
Value at end of period	$16.74	$15.75	$14.09	$12.58	$12.40	$11.20	$9.53
Number of accumulation units outstanding at end of period	0	0	0	0	2,855	3,861	2,180
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.65	$13.64	$11.90	$12.29	$10.91	$8.73	$12.64
Value at end of period	$17.69	$16.65	$13.64	$11.90	$12.29	$10.91	$8.73
Number of accumulation units outstanding at end of period	0	174	174	174	66,203	68,130	56,779
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.11	$13.86	$12.24	$12.35	$11.05	$9.10	$12.33
Value at end of period	$17.14	$16.11	$13.86	$12.24	$12.35	$11.05	$9.10
Number of accumulation units outstanding at end of period	0	0	0	0	13,264	12,006	8,708
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$27.07	$19.52	$16.34	$16.01	$12.67	$9.39	$13.74
Value at end of period	$28.20	$27.07	$19.52	$16.34	$16.01	$12.67	$9.39
Number of accumulation units outstanding at end of period	244	970	710	2,747	15,654	11,166	9,999

CFI 18

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.84	$13.60	$11.80	$10.80	$8.46	$6.24	$9.97
Value at end of period	$17.93	$13.84	$13.60	$11.80	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	0	686	636	8,311	8,851	605	1,278
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$22.63	$16.67	$14.57	$16.40	$15.87
Value at end of period	$23.95	$22.63	$16.67	$14.57	$16.40
Number of accumulation units outstanding at end of period	0	6,270	5,881	14,036	13,441
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.30	$14.32	$12.08	$12.36	$10.75	$8.38	$12.33
Value at end of period	$21.03	$19.30	$14.32	$12.08	$12.36	$10.75	$8.38
Number of accumulation units outstanding at end of period	5,502	5,020	0	0	13,819	12,954	11,434
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.44
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	7,103
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$24.97	$19.01	$15.87	$15.61	$14.70
Value at end of period	$28.67	$24.97	$19.01	$15.87	$15.61
Number of accumulation units outstanding at end of period	0	8,195	0	0	683
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.68	$16.33
Value at end of period	$20.06	$19.68
Number of accumulation units outstanding at end of period	4,924	4,127
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$20.47	$16.79	$15.80
Value at end of period	$22.90	$20.47	$16.79
Number of accumulation units outstanding at end of period	119	7,007	6,546
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.47	$15.44
Value at end of period	$21.74	$19.47
Number of accumulation units outstanding at end of period	2,290	2,077
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$19.55	$15.11	$12.92	$13.07	$12.06
Value at end of period	$20.96	$19.55	$15.11	$12.92	$13.07
Number of accumulation units outstanding at end of period	0	11,821	102	8,270	6,869
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$21.70	$15.65	$13.21	$13.41	$12.85
Value at end of period	$23.49	$21.70	$15.65	$13.21	$13.41
Number of accumulation units outstanding at end of period	2,850	12,404	0	2,464	3,614

CFI 19

Condensed Financial Information (continued)

		TABLE 5
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.20%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009

AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during November 2014)
Value at beginning of period	$19.47
Value at end of period	$19.80
Number of accumulation units outstanding at end of period	1,916
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during November 2014)
Value at beginning of period	$24.82
Value at end of period	$25.05
Number of accumulation units outstanding at end of period	553
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.69	$15.04	$12.69	$13.80	$12.29
Value at end of period	$19.34	$18.69	$15.04	$12.69	$13.80
Number of accumulation units outstanding at end of period	21	21	21	21	36
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2014)
Value at beginning of period	$20.99
Value at end of period	$21.75
Number of accumulation units outstanding at end of period	1,038
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.91	$14.69	$12.74	$13.40	$12.14
Value at end of period	$20.89	$18.91	$14.69	$12.74	$13.40
Number of accumulation units outstanding at end of period	35	35	35	35	35
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.79	$18.23	$15.36	$17.87	$16.42	$10.96
Value at end of period	$21.12	$21.79	$18.23	$15.36	$17.87	$16.42
Number of accumulation units outstanding at end of period	41,007	10,836	11,568	93	149	8,573
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.68	$17.38	$17.11
Value at end of period	$25.24	$22.68	$17.38
Number of accumulation units outstanding at end of period	36,031	13,712	12,703
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.49	$13.73	$13.59
Value at end of period	$18.90	$17.49	$13.73
Number of accumulation units outstanding at end of period	16,912	14,702	19,250
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.94	$19.19	$18.78
Value at end of period	$25.03	$23.94	$19.19
Number of accumulation units outstanding at end of period	6,500	5,816	7,031

CFI 20

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009

FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during February 2009)
Value at beginning of period	$25.28	$18.63	$15.80	$16.48	$12.91	$10.03
Value at end of period	$25.32	$25.28	$18.63	$15.80	$16.48	$12.91
Number of accumulation units outstanding at end of period	4,056	2,019	4,383	0	0	1,686
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.72	$10.49	$10.18
Value at end of period	$14.87	$13.72	$10.49
Number of accumulation units outstanding at end of period	22,238	15,678	12,297
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.14	$11.76	$11.41
Value at end of period	$17.70	$16.14	$11.76
Number of accumulation units outstanding at end of period	4,961	4,536	8,632
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during November 2014)
Value at beginning of period	$22.81
Value at end of period	$23.08
Number of accumulation units outstanding at end of period	12,208
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$38.43	$35.61	$34.38
Value at end of period	$36.43	$38.43	$35.61
Number of accumulation units outstanding at end of period	4,731	3,757	3,451
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.49	$16.04	$16.04
Value at end of period	$14.87	$14.49	$16.04
Number of accumulation units outstanding at end of period	13,197	11,918	12,344
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$20.64	$15.50	$12.92	$13.65	$12.08
Value at end of period	$22.44	$20.64	$15.50	$12.92	$13.65
Number of accumulation units outstanding at end of period	39,987	12,386	11,068	0	16
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.85	$16.04	$14.40	$13.72	$12.19
Value at end of period	$20.32	$18.85	$16.04	$14.40	$13.72
Number of accumulation units outstanding at end of period	13,460	0	0	0	0
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.57	$15.90	$14.77	$14.33	$13.48
Value at end of period	$16.34	$15.57	$15.90	$14.77	$14.33
Number of accumulation units outstanding at end of period	52,207	10,685	14,816	0	0
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.93	$13.18	$13.28
Value at end of period	$13.13	$14.93	$13.18
Number of accumulation units outstanding at end of period	12,018	10,254	8,647

CFI 21

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009

VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.83	$16.93	$16.57
Value at end of period	$17.98	$17.83	$16.93
Number of accumulation units outstanding at end of period	27,241	10,554	8,402
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.40	$13.17	$11.57	$11.65	$10.29	$8.40
Value at end of period	$19.69	$17.40	$13.17	$11.57	$11.65	$10.29
Number of accumulation units outstanding at end of period	92	0	0	0	0	1,179
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.66	$16.19	$13.84	$14.08	$11.62	$8.88
Value at end of period	$23.58	$21.66	$16.19	$13.84	$14.08	$11.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,902
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$20.86	$14.70	$13.16	$13.34	$10.92	$8.80
Value at end of period	$21.86	$20.86	$14.70	$13.16	$13.34	$10.92
Number of accumulation units outstanding at end of period	5,714	0	0	0	0	1,092
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.41	$12.26	$11.16	$11.11	$10.68
Value at end of period	$14.13	$13.41	$12.26	$11.16	$11.11
Number of accumulation units outstanding at end of period	0	0	0	0	0
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.92	$12.79	$11.36	$11.58	$10.95
Value at end of period	$15.71	$14.92	$12.79	$11.36	$11.58
Number of accumulation units outstanding at end of period	76	76	76	76	162
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.84	$13.04	$11.36	$11.78	$11.09
Value at end of period	$16.72	$15.84	$13.04	$11.36	$11.78
Number of accumulation units outstanding at end of period	0	0	0	0	712
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.34	$13.22	$11.45	$11.99	$11.24
Value at end of period	$17.28	$16.34	$13.22	$11.45	$11.99
Number of accumulation units outstanding at end of period	274	274	274	496	496
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.80	$14.95	$13.76	$12.79	$11.69	$10.28
Value at end of period	$15.73	$14.80	$14.95	$13.76	$12.79	$11.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,115
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.90
Value at end of period	$18.02
Number of accumulation units outstanding at end of period	17,164

CFI 22

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009

VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$14.12
Value at end of period	$14.35
Number of accumulation units outstanding at end of period	20,665
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$12.79
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	1,641
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.06	$11.13	$11.15
Value at end of period	$10.98	$11.06	$11.13
Number of accumulation units outstanding at end of period	8,105	6,137	5,641
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.22	$17.33	$14.45	$17.58	$14.14	$8.91
Value at end of period	$20.82	$22.22	$17.33	$14.45	$17.58	$14.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,758
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$27.61
Value at end of period	$28.57
Number of accumulation units outstanding at end of period	6,679
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.22	$10.82	$9.40	$9.21	$8.17
Value at end of period	$15.98	$14.22	$10.82	$9.40	$9.21
Number of accumulation units outstanding at end of period	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.05	$18.22	$17.49
Value at end of period	$26.64	$25.05	$18.22
Number of accumulation units outstanding at end of period	5,360	3,264	2,726
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.63	$12.53	$12.36
Value at end of period	$14.36	$13.63	$12.53
Number of accumulation units outstanding at end of period	19,091	17,988	16,712
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.02	$12.97	$12.66
Value at end of period	$15.80	$15.02	$12.97
Number of accumulation units outstanding at end of period	9,256	7,586	6,509
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.79	$13.17	$12.80
Value at end of period	$16.62	$15.79	$13.17
Number of accumulation units outstanding at end of period	19,926	16,438	14,384

CFI 23

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009

VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.31	$13.26	$12.85
Value at end of period	$17.23	$16.31	$13.26
Number of accumulation units outstanding at end of period	2,841	1,273	838
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.53	$12.61	$12.23
Value at end of period	$16.44	$15.53	$12.61
Number of accumulation units outstanding at end of period	2,612	901	302
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.90	$12.09	$11.98
Value at end of period	$13.59	$12.90	$12.09
Number of accumulation units outstanding at end of period	24,466	3,144	2,377
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.67	$14.03	$13.77
Value at end of period	$16.65	$15.67	$14.03
Number of accumulation units outstanding at end of period	18,605	16,602	15,286
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.57	$13.58	$13.17
Value at end of period	$17.59	$16.57	$13.58
Number of accumulation units outstanding at end of period	22,384	20,499	18,060
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.03	$13.80	$13.46
Value at end of period	$17.05	$16.03	$13.80
Number of accumulation units outstanding at end of period	49,316	54,552	48,748
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$25.13	$19.17	$16.51	$17.08	$14.25
Value at end of period	$28.21	$25.13	$19.17	$16.51	$17.08
Number of accumulation units outstanding at end of period	0	0	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$26.93	$19.44	$16.27	$15.95	$12.64	$8.75
Value at end of period	$28.05	$26.93	$19.44	$16.27	$15.95	$12.64
Number of accumulation units outstanding at end of period	1,711	0	0	0	0	445
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.79	$13.55	$11.76	$10.77	$8.44	$5.13
Value at end of period	$17.85	$13.79	$13.55	$11.76	$10.77	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,049
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.37	$12.17	$10.86	$11.42	$10.21	$7.12
Value at end of period	$18.43	$16.37	$12.17	$10.86	$11.42	$10.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,739

CFI 24

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009

VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.53	$16.61	$14.52	$16.35	$12.77	$8.81
Value at end of period	$23.83	$22.53	$16.61	$14.52	$16.35	$12.77
Number of accumulation units outstanding at end of period	18,904	33	33	33	86	2,795
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.38	$16.73	$16.38
Value at end of period	$22.79	$20.38	$16.73
Number of accumulation units outstanding at end of period	30,237	23,265	22,127
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$19.45	$15.04	$12.87	$13.02	$11.37	$8.10
Value at end of period	$20.84	$19.45	$15.04	$12.87	$13.02	$11.37
Number of accumulation units outstanding at end of period	20,944	0	0	0	0	5,506
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.59	$15.58	$13.16	$13.36	$11.48	$8.11
Value at end of period	$23.36	$21.59	$15.58	$13.16	$13.36	$11.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,311
WANGER INTERNATIONAL
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.30	$10.91	$10.54
Value at end of period	$12.66	$13.30	$10.91
Number of accumulation units outstanding at end of period	4,724	3,987	3,306

TABLE 6
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.15	$9.79	$8.55	$9.06	$8.30	$7.54
Value at end of period	$13.73	$13.15	$9.79	$8.55	$9.06	$8.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	19,318
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.19	$15.03	$13.24	$12.82	$11.41	$9.48	$12.83	$12.11	$10.89	$10.93
Value at end of period	$19.69	$18.19	$15.03	$13.24	$12.82	$11.41	$9.48	$12.83	$12.11	$10.89
Number of accumulation units outstanding at end of period	0	1,358	1,172	766	1,992	1,608	41,108	40,855	4,099	26,742
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2011)
Value at beginning of period	$21.84	$15.02	$12.66	$11.55
Value at end of period	$23.47	$21.84	$15.02	$12.66
Number of accumulation units outstanding at end of period	4,890	4,664	3,186	3,854
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.07	$13.95	$11.67	$13.24	$10.57	$6.51	$12.65	$13.14
Value at end of period	$22.13	$20.07	$13.95	$11.67	$13.24	$10.57	$6.51	$12.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	99	297

CFI 25

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during May 2013)
Value at beginning of period	$23.55	$19.85
Value at end of period	$24.98	$23.55
Number of accumulation units outstanding at end of period	0	443
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.83	$9.81	$8.57	$9.09	$7.85	$7.25
Value at end of period	$14.31	$12.83	$9.81	$8.57	$9.09	$7.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	20,138
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.64	$10.88	$9.38	$9.85	$8.05	$7.34
Value at end of period	$16.32	$14.64	$10.88	$9.38	$9.85	$8.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	18,649
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$20.60	$15.55	$13.28	$14.37	$12.17	$11.40
Value at end of period	$21.69	$20.60	$15.55	$13.28	$14.37	$12.17
Number of accumulation units outstanding at end of period	0	840	650	338	303	5,638
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$14.90	$11.88	$9.89	$9.48
Value at end of period	$14.80	$14.90	$11.88	$9.89
Number of accumulation units outstanding at end of period	15,443	11,943	10,830	9,559
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.87	$14.66	$13.74
Value at end of period	$20.83	$18.87	$14.66
Number of accumulation units outstanding at end of period	0	2,609	2,851
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.69	$18.15	$15.30	$17.81	$16.37	$11.83	$20.00	$16.91	$13.96	$13.34
Value at end of period	$21.00	$21.69	$18.15	$15.30	$17.81	$16.37	$11.83	$20.00	$16.91	$13.96
Number of accumulation units outstanding at end of period	0	25,656	24,846	31,207	32,763	38,028	29,508	26,232	22,704	5,679
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during May 2014)
Value at beginning of period	$18.95
Value at end of period	$20.02
Number of accumulation units outstanding at end of period	137
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2005)
Value at beginning of period	$22.57	$17.31	$14.96	$15.45	$13.27	$9.84	$17.23	$14.75	$13.29	$13.19
Value at end of period	$25.10	$22.57	$17.31	$14.96	$15.45	$13.27	$9.84	$17.23	$14.75	$13.29
Number of accumulation units outstanding at end of period	3,598	20,855	20,339	30,857	33,101	27,306	36,991	31,868	20,565	12,166
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.40	$13.67	$11.73	$11.69	$10.22	$9.90
Value at end of period	$18.79	$17.40	$13.67	$11.73	$11.69	$10.22
Number of accumulation units outstanding at end of period	0	0	0	18,683	16,422	11,929

CFI 26

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.82	$19.10	$16.93	$17.53	$15.86	$15.56
Value at end of period	$24.90	$23.82	$19.10	$16.93	$17.53	$15.86
Number of accumulation units outstanding at end of period	0	0	0	6,364	5,474	4,752
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2006)
Value at beginning of period	$25.15	$18.55	$15.74	$16.42	$12.87	$10.01	$15.01	$15.44	$14.97
Value at end of period	$25.18	$25.15	$18.55	$15.74	$16.42	$12.87	$10.01	$15.01	$15.44
Number of accumulation units outstanding at end of period	0	0	0	4,648	4,122	2,658	133	40	2,399
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.68	$10.46	$8.98	$9.21	$8.12	$7.47
Value at end of period	$14.82	$13.68	$10.46	$8.98	$9.21	$8.12
Number of accumulation units outstanding at end of period	0	0	0	12,234	9,132	19,526
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2009)
Value at beginning of period	$26.64	$18.55	$15.21	$16.64	$12.91	$12.09
Value at end of period	$28.41	$26.64	$18.55	$15.21	$16.64	$12.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,599
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during May 2014)
Value at beginning of period	$23.04
Value at end of period	$25.25
Number of accumulation units outstanding at end of period	806
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.68	$15.12
Value at end of period	$18.82	$17.68
Number of accumulation units outstanding at end of period	43	55
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.08	$11.72	$10.64	$11.05	$9.07	$8.59
Value at end of period	$17.62	$16.08	$11.72	$10.64	$11.05	$9.07
Number of accumulation units outstanding at end of period	0	0	0	8,165	6,860	6,160
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during November 2005)
Value at beginning of period	$22.37	$17.74	$14.77	$16.08	$14.35	$10.49	$16.99	$14.73	$12.36	$12.05
Value at end of period	$22.95	$22.37	$17.74	$14.77	$16.08	$14.35	$10.49	$16.99	$14.73	$12.36
Number of accumulation units outstanding at end of period	0	11,554	11,400	10,304	12,141	10,405	9,443	8,478	6,369	436
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during September 2009)
Value at beginning of period	$38.24	$35.45	$29.47	$36.14	$28.59	$24.98
Value at end of period	$36.24	$38.24	$35.45	$29.47	$36.14	$28.59
Number of accumulation units outstanding at end of period	2,354	2,105	2,340	5,687	3,269	13,283
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$6.10	$11.74	$11.86
Value at end of period	$5.13	$6.10	$11.74
Number of accumulation units outstanding at end of period	71	37	613

CFI 27

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.44	$15.98	$14.77	$13.29	$12.36	$12.11
Value at end of period	$14.81	$14.44	$15.98	$14.77	$13.29	$12.36
Number of accumulation units outstanding at end of period	3,830	3,790	2,568	12,825	10,871	9,010
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.56	$16.60	$14.51	$14.83	$12.67	$7.86	$12.52	$11.77	$10.69	$10.63
Value at end of period	$18.45	$18.56	$16.60	$14.51	$14.83	$12.67	$7.86	$12.52	$11.77	$10.69
Number of accumulation units outstanding at end of period	0	0	13,373	13,315	18,257	22,627	26,273	24,162	22,032	2,566
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.43	$12.30	$11.11	$10.76
Value at end of period	$12.94	$12.43	$12.30	$11.11
Number of accumulation units outstanding at end of period	6,460	6,705	6,789	5,901
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.54	$15.43	$12.87	$13.60	$12.18	$9.10	$15.02	$13.61	$12.34	$12.11
Value at end of period	$22.32	$20.54	$15.43	$12.87	$13.60	$12.18	$9.10	$15.02	$13.61	$12.34
Number of accumulation units outstanding at end of period	0	19,367	18,670	28,501	34,675	32,732	39,506	35,701	27,273	8,740
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.76	$15.97	$14.35	$13.67	$12.28	$9.93	$14.05	$13.63	$13.04
Value at end of period	$20.21	$18.76	$15.97	$14.35	$13.67	$12.28	$9.93	$14.05	$13.63
Number of accumulation units outstanding at end of period	0	11,191	9,751	7,531	6,877	6,505	4,764	2,054	2,000
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.49	$15.83	$14.71	$14.28	$13.31	$11.85	$11.90	$10.90	$10.75
Value at end of period	$16.25	$15.49	$15.83	$14.71	$14.28	$13.31	$11.85	$11.90	$10.90
Number of accumulation units outstanding at end of period	929	45,976	47,209	55,907	37,688	50,541	19,761	18,035	16,926
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.92	$13.53	$12.60	$12.43
Value at end of period	$12.91	$12.92	$13.53	$12.60
Number of accumulation units outstanding at end of period	6,711	5,794	5,359	5,187
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.89	$13.15	$13.59	$15.01	$12.38	$12.05
Value at end of period	$13.09	$14.89	$13.15	$13.59	$15.01	$12.38
Number of accumulation units outstanding at end of period	0	0	0	7,877	6,400	5,755
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.59	$14.90	$14.52	$13.55	$12.79	$12.21	$11.46	$10.87	$10.44	$10.37
Value at end of period	$15.27	$14.59	$14.90	$14.52	$13.55	$12.79	$12.21	$11.46	$10.87	$10.44
Number of accumulation units outstanding at end of period	216	132	544	0	0	0	13,074	12,078	0	10,000
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.76	$16.87	$14.85	$14.27	$12.53	$12.17
Value at end of period	$17.90	$17.76	$16.87	$14.85	$14.27	$12.53
Number of accumulation units outstanding at end of period	0	13,143	0	8,384	7,072	5,239

CFI 28

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.31	$13.11	$11.53	$11.61	$10.26	$8.38	$13.43	$12.87	$11.31	$11.39
Value at end of period	$19.58	$17.31	$13.11	$11.53	$11.61	$10.26	$8.38	$13.43	$12.87	$11.31
Number of accumulation units outstanding at end of period	0	80	93	177	138	265	9,779	8,830	2,783	4,033
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2005)
Value at beginning of period	$21.55	$16.12	$13.78	$14.04	$11.59	$8.85	$14.27	$13.62	$12.53	$12.69
Value at end of period	$23.46	$21.55	$16.12	$13.78	$14.04	$11.59	$8.85	$14.27	$13.62	$12.53
Number of accumulation units outstanding at end of period	3,480	3,214	2,928	1,982	0	0	346	191	2,103	2
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2006)
Value at beginning of period	$20.75	$14.64	$13.11	$13.29	$10.89	$8.78	$13.31	$14.28	$13.17
Value at end of period	$21.74	$20.75	$14.64	$13.11	$13.29	$10.89	$8.78	$13.31	$14.28
Number of accumulation units outstanding at end of period	0	5,583	6,020	5,710	7,276	6,559	8,653	9,212	5,445
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.73	$14.88	$13.70	$12.75	$11.65	$10.36	$11.54	$10.94	$10.89
Value at end of period	$15.64	$14.73	$14.88	$13.70	$12.75	$11.65	$10.36	$11.54	$10.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	9,836
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.66	$14.76	$13.57	$12.70	$11.63	$10.49	$11.53	$10.95	$10.57	$10.53
Value at end of period	$15.54	$14.66	$14.76	$13.57	$12.70	$11.63	$10.49	$11.53	$10.95	$10.57
Number of accumulation units outstanding at end of period	19,913	0	0	0	0	0	26,873	29,868	0	19,144
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.06	$10.04	$8.80	$8.56	$7.21	$6.44	$9.27	$9.44
Value at end of period	$14.29	$13.06	$10.04	$8.80	$8.56	$7.21	$6.44	$9.27
Number of accumulation units outstanding at end of period	0	23,193	22,571	20,707	28,051	30,519	26,292	16,982
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.25	$10.20
Value at end of period	$13.29	$12.25
Number of accumulation units outstanding at end of period	0	1,200
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.00	$11.08	$11.16	$11.25	$11.30	$11.35	$11.14	$10.97
Value at end of period	$10.92	$11.00	$11.08	$11.16	$11.25	$11.30	$11.35	$11.14
Number of accumulation units outstanding at end of period	0	0	0	4,885	4,207	0	12	12
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$22.11	$17.25	$14.39	$17.52	$14.10	$9.72	$20.22	$18.40	$17.01
Value at end of period	$20.71	$22.11	$17.25	$14.39	$17.52	$14.10	$9.72	$20.22	$18.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	4,919
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.89	$21.56	$18.75	$17.19	$13.52	$10.46	$16.17	$19.42	$14.31	$14.23
Value at end of period	$28.42	$21.89	$21.56	$18.75	$17.19	$13.52	$10.46	$16.17	$19.42	$14.31
Number of accumulation units outstanding at end of period	0	6,663	6,546	6,113	7,949	7,382	6,393	5,750	4,181	109

CFI 29

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$14.18	$10.79	$9.39	$8.51
Value at end of period	$15.93	$14.18	$10.79	$9.39
Number of accumulation units outstanding at end of period	3,042	2,208	2,019	2,127
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$16.43
Value at end of period	$17.58
Number of accumulation units outstanding at end of period	1,802
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$16.86	$12.22	$10.58	$9.39
Value at end of period	$17.61	$16.86	$12.22	$10.58
Number of accumulation units outstanding at end of period	3,568	3,295	3,467	3,830
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.60	$12.51	$11.28	$11.40	$10.81
Value at end of period	$14.32	$13.60	$12.51	$11.28	$11.40
Number of accumulation units outstanding at end of period	6,152	18	18	21,006	15,980
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.99	$12.95	$11.45	$11.87	$11.06
Value at end of period	$15.76	$14.99	$12.95	$11.45	$11.87
Number of accumulation units outstanding at end of period	455	142	65	7,411	5,774
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.76	$13.15	$11.46	$12.07	$11.22
Value at end of period	$16.58	$15.76	$13.15	$11.46	$12.07
Number of accumulation units outstanding at end of period	0	2,164	1,620	13,415	10,986
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.28	$13.24	$11.50	$12.19	$11.27
Value at end of period	$17.19	$16.28	$13.24	$11.50	$12.19
Number of accumulation units outstanding at end of period	2,219	2,521	1,524	1,027	699
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$15.50	$12.59	$10.95	$11.45
Value at end of period	$16.41	$15.50	$12.59	$10.95
Number of accumulation units outstanding at end of period	745	218	15	48
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.87	$12.08	$11.04	$11.04	$10.51
Value at end of period	$13.56	$12.87	$12.08	$11.04	$11.04
Number of accumulation units outstanding at end of period	0	21,874	21,202	23,282	35,516
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$15.59	$13.96	$12.48	$12.31	$11.13	$9.48
Value at end of period	$16.56	$15.59	$13.96	$12.48	$12.31	$11.13
Number of accumulation units outstanding at end of period	0	0	0	13,996	12,850	15,357
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.48	$13.52	$11.81	$12.21	$10.84	$8.69
Value at end of period	$17.50	$16.48	$13.52	$11.81	$12.21	$10.84
Number of accumulation units outstanding at end of period	0	0	0	16,106	14,153	34,207

CFI 30

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.96	$13.74	$12.14	$12.26	$10.99	$9.06
Value at end of period	$16.95	$15.96	$13.74	$12.14	$12.26	$10.99
Number of accumulation units outstanding at end of period	0	0	0	44,223	35,843	98,851
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$25.01	$19.09	$16.44	$17.02	$13.99	$12.70
Value at end of period	$28.06	$25.01	$19.09	$16.44	$17.02	$13.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,546
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$26.80	$19.35	$16.21	$15.90	$12.60	$9.34	$15.94	$15.06	$13.10	$13.12
Value at end of period	$27.89	$26.80	$19.35	$16.21	$15.90	$12.60	$9.34	$15.94	$15.06	$13.10
Number of accumulation units outstanding at end of period	29	1,596	1,453	1,442	1,969	2,160	3,441	2,623	4,458	1,458
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.73	$13.50	$12.65
Value at end of period	$17.78	$13.73	$13.50
Number of accumulation units outstanding at end of period	503	480	1,516
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.44	$16.54	$14.48	$16.30	$12.74	$9.18	$15.14	$13.27	$12.74
Value at end of period	$23.71	$22.44	$16.54	$14.48	$16.30	$12.74	$9.18	$15.14	$13.27
Number of accumulation units outstanding at end of period	3,120	23,904	24,442	22,911	27,940	31,935	25,078	23,149	19,722
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.37	$15.29	$12.88	$15.63
Value at end of period	$14.45	$14.37	$15.29	$12.88
Number of accumulation units outstanding at end of period	0	0	18	18
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$26.00
Value at end of period	$28.36
Number of accumulation units outstanding at end of period	454
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.51	$15.42	$12.74	$13.93	$12.06	$8.69	$14.63	$13.79	$13.49
Value at end of period	$19.86	$19.51	$15.42	$12.74	$13.93	$12.06	$8.69	$14.63	$13.79
Number of accumulation units outstanding at end of period	1,176	0	0	0	0	0	0	0	5,405
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$19.81	$18.85
Value at end of period	$19.78	$19.81
Number of accumulation units outstanding at end of period	2,217	1,993
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$20.29	$16.67	$14.61	$14.25	$12.54	$9.44	$13.07	$12.57	$12.32
Value at end of period	$22.68	$20.29	$16.67	$14.61	$14.25	$12.54	$9.44	$13.07	$12.57
Number of accumulation units outstanding at end of period	16,653	14,138	10,707	34,621	17,278	19,256	0	0	6,921

CFI 31

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.36	$14.97	$12.82	$12.98	$11.33	$9.10	$14.20	$13.82	$11.65	$11.72
Value at end of period	$20.73	$19.36	$14.97	$12.82	$12.98	$11.33	$9.10	$14.20	$13.82	$11.65
Number of accumulation units outstanding at end of period	2,241	23,248	23,269	22,120	29,568	28,600	26,819	30,255	26,511	3,135
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$21.49	$15.51	$13.11	$12.10
Value at end of period	$23.24	$21.49	$15.51	$13.11
Number of accumulation units outstanding at end of period	15,966	14,977	13,622	10,469
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.26	$10.88	$8.99	$10.58	$8.51	$8.19
Value at end of period	$12.61	$13.26	$10.88	$8.99	$10.58	$8.51
Number of accumulation units outstanding at end of period	58	74	0	3,328	2,829	2,573
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.59	$14.18	$12.68	$11.92	$10.58	$8.94	$13.44	$13.00	$11.09	$11.14
Value at end of period	$20.56	$18.59	$14.18	$12.68	$11.92	$10.58	$8.94	$13.44	$13.00	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,060	2,724	11,847	1,581

TABLE 7
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012

ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$26.50
Value at end of period	$27.25
Number of accumulation units outstanding at end of period	1,373
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during May 2012)
Value at beginning of period	$17.20	$13.88	$12.69
Value at end of period	$18.68	$17.20	$13.88
Number of accumulation units outstanding at end of period	667	236	50
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.60	$14.99	$13.56
Value at end of period	$19.23	$18.60	$14.99
Number of accumulation units outstanding at end of period	7,366	6,565	7,150
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$21.58	$18.07	$16.52
Value at end of period	$20.89	$21.58	$18.07
Number of accumulation units outstanding at end of period	7,270	4,589	4,431
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.36	$13.93	$13.12
Value at end of period	$19.97	$18.36	$13.93
Number of accumulation units outstanding at end of period	2,653	2,206	1,846

CFI 32

Condensed Financial Information (continued)

	2014	2013	2012

FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$22.46	$17.23	$16.12
Value at end of period	$24.97	$22.46	$17.23
Number of accumulation units outstanding at end of period	22,604	27,010	25,644
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.53	$14.54	$13.27
Value at end of period	$19.85	$18.53	$14.54
Number of accumulation units outstanding at end of period	2,505	2,576	2,478
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.06
Value at end of period	$20.67
Number of accumulation units outstanding at end of period	302
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$24.51	$15.67	$15.13
Value at end of period	$25.19	$24.51	$15.67
Number of accumulation units outstanding at end of period	2,447	3,177	2,279
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$18.07	$15.94
Value at end of period	$17.90	$18.07
Number of accumulation units outstanding at end of period	0	1,027
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.01	$11.68	$11.17
Value at end of period	$17.55	$16.01	$11.68
Number of accumulation units outstanding at end of period	9,288	8,655	8,367
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2014)
Value at beginning of period	$22.23
Value at end of period	$22.83
Number of accumulation units outstanding at end of period	1,073
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during May 2012)
Value at beginning of period	$38.05	$35.29	$30.45
Value at end of period	$36.04	$38.05	$35.29
Number of accumulation units outstanding at end of period	44	29	12
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$19.68	$15.55	$14.33
Value at end of period	$17.47	$19.68	$15.55
Number of accumulation units outstanding at end of period	2,381	2,337	2,373
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$20.43	$15.36	$14.00
Value at end of period	$22.19	$20.43	$15.36
Number of accumulation units outstanding at end of period	20,586	17,067	15,986

CFI 33

	Condensed Financial Information (continued)

	2014	2013	2012

THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.67	$15.90	$14.70
Value at end of period	$20.10	$18.67	$15.90
Number of accumulation units outstanding at end of period	5,255	7,173	6,731
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.41	$15.76	$15.02
Value at end of period	$16.16	$15.41	$15.76
Number of accumulation units outstanding at end of period	1,318	2,666	6,650
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.95
Value at end of period	$22.95
Number of accumulation units outstanding at end of period	366
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$17.27
Value at end of period	$19.48
Number of accumulation units outstanding at end of period	2,331
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$21.44	$16.05	$14.49
Value at end of period	$23.33	$21.44	$16.05
Number of accumulation units outstanding at end of period	827	185	185
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$20.65	$14.57	$13.17
Value at end of period	$21.62	$20.65	$14.57
Number of accumulation units outstanding at end of period	187	187	187
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.47
Value at end of period	$14.06
Number of accumulation units outstanding at end of period	1,672
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.95
Value at end of period	$15.64
Number of accumulation units outstanding at end of period	30,822
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.27
Value at end of period	$17.19
Number of accumulation units outstanding at end of period	315
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$15.93
Value at end of period	$16.63
Number of accumulation units outstanding at end of period	298

CFI 34

	Condensed Financial Information (continued)

	2014	2013	2012

VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$13.15
Value at end of period	$13.50
Number of accumulation units outstanding at end of period	91
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.91
Value at end of period	$15.56
Number of accumulation units outstanding at end of period	648
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.58	$14.70	$13.94
Value at end of period	$15.45	$14.58	$14.70
Number of accumulation units outstanding at end of period	0	0	408
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.01	$10.00	$8.97
Value at end of period	$14.23	$13.01	$10.00
Number of accumulation units outstanding at end of period	371	371	371
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.86
Value at end of period	$14.19
Number of accumulation units outstanding at end of period	2,594
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$24.50
Value at end of period	$26.35
Number of accumulation units outstanding at end of period	2,826
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.57	$12.49	$11.71
Value at end of period	$14.29	$13.57	$12.49
Number of accumulation units outstanding at end of period	3,365	2,647	2,647
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.03
Value at end of period	$15.72
Number of accumulation units outstanding at end of period	7,914
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.72
Value at end of period	$16.54
Number of accumulation units outstanding at end of period	3,102
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.25	$13.22	$11.89
Value at end of period	$17.15	$16.25	$13.22
Number of accumulation units outstanding at end of period	1,276	0	28

CFI 35

Condensed Financial Information (continued)

	2014	2013	2012

VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.85	$12.06	$11.44
Value at end of period	$13.53	$12.85	$12.06
Number of accumulation units outstanding at end of period	1,487	1,653	2,308
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$24.89	$22.75
Value at end of period	$27.91	$24.89
Number of accumulation units outstanding at end of period	1,780	500
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$26.52
Value at end of period	$27.74
Number of accumulation units outstanding at end of period	1,528
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$22.41
Value at end of period	$23.60
Number of accumulation units outstanding at end of period	1,791
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$24.60	$20.16
Value at end of period	$28.21	$24.60
Number of accumulation units outstanding at end of period	3,674	1,799
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.57
Value at end of period	$22.57
Number of accumulation units outstanding at end of period	292
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.03
Value at end of period	$20.62
Number of accumulation units outstanding at end of period	261

		TABLE 8
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$26.82	$20.50	$18.68	$18.40	$14.81	$12.02	$15.94
Value at end of period	$27.10	$26.82	$20.50	$18.68	$18.40	$14.81	$12.02
Number of accumulation units outstanding at end of period	3,500	2,907	2,633	2,654	58	0	65

CFI 36

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.73
Value at end of period	$21.18
Number of accumulation units outstanding at end of period	16,488
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.15	$14.85	$13.63	$13.35
Value at end of period	$20.78	$19.15	$14.85	$13.63
Number of accumulation units outstanding at end of period	0	0	0	2,533
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.02	$14.90	$13.14	$12.74	$11.35	$9.43	$12.78	$12.07	$11.95
Value at end of period	$19.48	$18.02	$14.90	$13.14	$12.74	$11.35	$9.43	$12.78	$12.07
Number of accumulation units outstanding at end of period	71,569	68,654	35,310	44,233	5,760	10,010	10,047	8,076	7,355
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.24
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	5,203
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.62	$14.89	$12.56	$14.10
Value at end of period	$23.22	$21.62	$14.89	$12.56
Number of accumulation units outstanding at end of period	15,331	18,391	18,931	15,037
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.87	$13.83	$11.58	$13.15	$10.51	$6.48	$12.60	$12.91	$12.76
Value at end of period	$21.89	$19.87	$13.83	$11.58	$13.15	$10.51	$6.48	$12.60	$12.91
Number of accumulation units outstanding at end of period	23,695	22,100	13,140	11,836	1,415	1,377	1,375	1,220	1,157
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.56	$14.96	$13.50
Value at end of period	$19.17	$18.56	$14.96
Number of accumulation units outstanding at end of period	2,454	0	1
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.57
Value at end of period	$14.22
Number of accumulation units outstanding at end of period	6,388
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.56	$10.83	$9.35	$9.82	$8.03	$5.70
Value at end of period	$16.22	$14.56	$10.83	$9.35	$9.82	$8.03
Number of accumulation units outstanding at end of period	0	3,404	0	0	3,407	2,204
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.51	$15.49	$13.25	$15.73
Value at end of period	$21.57	$20.51	$15.49	$13.25
Number of accumulation units outstanding at end of period	0	0	0	168

CFI 37

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.84	$11.85	$9.87	$12.45
Value at end of period	$14.73	$14.84	$11.85	$9.87
Number of accumulation units outstanding at end of period	0	2,040	1,700	1,212
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during October 2006)
Value at beginning of period	$21.47	$17.99	$15.18	$17.69	$16.27	$11.77	$19.93	$16.86	$15.82
Value at end of period	$20.77	$21.47	$17.99	$15.18	$17.69	$16.27	$11.77	$19.93	$16.86
Number of accumulation units outstanding at end of period	71,182	84,165	132,244	106,249	106,406	102,805	86,788	69,072	26,447
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.33	$13.91	$12.07	$12.90
Value at end of period	$19.92	$18.33	$13.91	$12.07
Number of accumulation units outstanding at end of period	0	138	117	1,223
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.35	$17.15	$14.84	$15.34	$13.19	$9.79	$17.16	$14.70	$14.20
Value at end of period	$24.83	$22.35	$17.15	$14.84	$15.34	$13.19	$9.79	$17.16	$14.70
Number of accumulation units outstanding at end of period	26,684	55,694	168,746	125,871	152,504	143,573	138,928	110,136	52,624
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2006)
Value at beginning of period	$17.23	$13.54	$11.63	$11.61	$10.16	$7.86	$13.81	$13.70	$13.40
Value at end of period	$18.59	$17.23	$13.54	$11.63	$11.61	$10.16	$7.86	$13.81	$13.70
Number of accumulation units outstanding at end of period	1,045	1,343	6,680	10,064	2,224	10,870	13,547	12,669	11,565
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2006)
Value at beginning of period	$17.47	$12.91	$11.34	$11.41	$9.25	$7.27	$13.86	$11.00	$11.13
Value at end of period	$19.30	$17.47	$12.91	$11.34	$11.41	$9.25	$7.27	$13.86	$11.00
Number of accumulation units outstanding at end of period	17	0	0	0	0	0	0	214	70
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2006)
Value at beginning of period	$23.59	$18.93	$16.80	$17.41	$15.76	$13.10	$18.00	$16.30	$15.38
Value at end of period	$24.63	$23.59	$18.93	$16.80	$17.41	$15.76	$13.10	$18.00	$16.30
Number of accumulation units outstanding at end of period	15,578	23,725	23,664	14,695	63,138	53,941	25,073	17,077	10,026
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.91	$18.38	$15.61	$16.31	$12.79	$9.96	$14.95	$16.57
Value at end of period	$24.91	$24.91	$18.38	$15.61	$16.31	$12.79	$9.96	$14.95
Number of accumulation units outstanding at end of period	3,668	2,109	41,903	46,973	46,502	38,540	32,115	26,710
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$21.34	$15.49	$14.06	$14.86	$11.63	$8.17	$12.28
Value at end of period	$22.82	$21.34	$15.49	$14.06	$14.86	$11.63	$8.17
Number of accumulation units outstanding at end of period	484	704	703	703	0	0	74
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.61	$10.41	$8.95	$9.18	$8.62
Value at end of period	$14.72	$13.61	$10.41	$8.95	$9.18
Number of accumulation units outstanding at end of period	35,739	6	4,181	5,675	115

CFI 38

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2011)
Value at beginning of period	$59.17	$41.72	$34.72	$39.24
Value at end of period	$70.86	$59.17	$41.72	$34.72
Number of accumulation units outstanding at end of period	2,272	1,492	1,638	1,704
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.77	$15.38	$14.01	$15.01	$13.41	$10.35	$13.45
Value at end of period	$20.56	$19.77	$15.38	$14.01	$15.01	$13.41	$10.35
Number of accumulation units outstanding at end of period	6,264	0	0	0	0	0	1,289
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$26.51	$18.48	$15.17	$16.78
Value at end of period	$28.25	$26.51	$18.48	$15.17
Number of accumulation units outstanding at end of period	0	0	47	17
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.70	$8.87	$8.46	$9.03	$7.38	$5.37	$8.78	$9.88
Value at end of period	$13.25	$11.70	$8.87	$8.46	$9.03	$7.38	$5.37	$8.78
Number of accumulation units outstanding at end of period	142	209	20,115	23,972	21,895	21,598	17,115	13,931
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$24.47	$15.65	$14.26	$14.85
Value at end of period	$25.12	$24.47	$15.65	$14.26
Number of accumulation units outstanding at end of period	0	283	170	1,297
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.31	$14.90	$13.08	$13.70	$10.97	$8.71	$13.38
Value at end of period	$21.43	$19.31	$14.90	$13.08	$13.70	$10.97	$8.71
Number of accumulation units outstanding at end of period	11,954	10,619	10,052	12,539	0	0	3,964
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$27.05	$20.35	$18.50	$19.51	$15.54	$12.03	$17.01
Value at end of period	$27.41	$27.05	$20.35	$18.50	$19.51	$15.54	$12.03
Number of accumulation units outstanding at end of period	8,209	9,699	9,496	13,233	0	0	114
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$19.47	$15.05	$12.95	$13.77
Value at end of period	$21.58	$19.47	$15.05	$12.95
Number of accumulation units outstanding at end of period	19,406	19,731	18,307	22,923
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.95	$11.64	$10.58	$10.99	$9.03	$6.98	$11.50	$11.51
Value at end of period	$17.47	$15.95	$11.64	$10.58	$10.99	$9.03	$6.98	$11.50
Number of accumulation units outstanding at end of period	3,461	11,574	18,042	5,215	23,763	16,240	2,587	3,044
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.15	$17.58	$14.65	$15.97	$14.27	$10.44	$16.92	$14.69	$13.85
Value at end of period	$22.70	$22.15	$17.58	$14.65	$15.97	$14.27	$10.44	$16.92	$14.69
Number of accumulation units outstanding at end of period	15,840	16,615	26,532	24,827	13,126	11,366	8,715	5,815	2,497

CFI 39

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.49	$12.05	$10.66	$10.89	$10.03	$7.03	$13.06	$11.54	$11.67
Value at end of period	$17.73	$15.49	$12.05	$10.66	$10.89	$10.03	$7.03	$13.06	$11.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,246	979	724	491
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$37.86	$35.13	$29.23	$35.89	$28.42	$15.72	$30.42	$22.85	$22.17
Value at end of period	$35.84	$37.86	$35.13	$29.23	$35.89	$28.42	$15.72	$30.42	$22.85
Number of accumulation units outstanding at end of period	14,453	9,988	5,231	4,393	275	1,697	3,041	2,884	3,076
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.17	$13.98	$12.63	$12.94	$11.63	$9.63	$13.98	$12.85	$12.48
Value at end of period	$17.37	$16.17	$13.98	$12.63	$12.94	$11.63	$9.63	$13.98	$12.85
Number of accumulation units outstanding at end of period	11,729	10,969	13,664	5,740	38,585	31,628	27,329	16,071	11,482
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.33	$15.88	$14.69	$13.23	$12.31	$10.46	$11.82
Value at end of period	$14.68	$14.33	$15.88	$14.69	$13.23	$12.31	$10.46
Number of accumulation units outstanding at end of period	0	894	18,602	283	0	0	2,046
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.72	$8.96	$8.06	$10.60	$9.21	$5.59
Value at end of period	$7.57	$8.72	$8.96	$8.06	$10.60	$9.21
Number of accumulation units outstanding at end of period	0	0	0	89	3,264	1,386
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.38	$16.46	$14.39	$14.73	$12.60	$7.82	$12.47	$11.73	$11.65
Value at end of period	$18.25	$18.38	$16.46	$14.39	$14.73	$12.60	$7.82	$12.47	$11.73
Number of accumulation units outstanding at end of period	11,405	9,556	9,194	39,498	22,120	26,914	25,655	23,076	13,579
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during December 2006)
Value at beginning of period	$23.58	$18.08	$15.25	$16.16	$13.99	$9.62	$14.82	$14.85	$14.71
Value at end of period	$25.87	$23.58	$18.08	$15.25	$16.16	$13.99	$9.62	$14.82	$14.85
Number of accumulation units outstanding at end of period	13,138	13,020	15,979	15,725	80	5,820	7,115	6,512	6,794
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.58	$15.48	$13.13	$15.13	$14.02	$9.41	$17.56	$15.06	$14.31
Value at end of period	$17.37	$19.58	$15.48	$13.13	$15.13	$14.02	$9.41	$17.56	$15.06
Number of accumulation units outstanding at end of period	80	355	144	218	161	4,585	4,950	6,009	6,411
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during October 2006)
Value at beginning of period	$20.33	$15.29	$12.77	$13.51	$12.11	$9.06	$14.96	$13.58	$13.11
Value at end of period	$22.07	$20.33	$15.29	$12.77	$13.51	$12.11	$9.06	$14.96	$13.58
Number of accumulation units outstanding at end of period	130,193	148,489	137,682	118,453	123,927	121,108	46,399	31,663	34,998
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$18.57	$15.83	$14.23	$13.58	$12.21	$9.88	$14.00	$13.59	$13.39
Value at end of period	$19.99	$18.57	$15.83	$14.23	$13.58	$12.21	$9.88	$14.00	$13.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,242	2,080	2,173	2,145

CFI 40

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.57	$15.27	$13.23	$12.85	$11.87	$9.44	$14.92	$14.49	$14.01
Value at end of period	$21.29	$19.57	$15.27	$13.23	$12.85	$11.87	$9.44	$14.92	$14.49
Number of accumulation units outstanding at end of period	5,299	5,331	5,548	5,903	5,970	6,031	7,227	6,859	6,630
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$23.65	$16.29	$14.34	$14.29	$10.94	$7.93	$13.22	$12.86	$13.02
Value at end of period	$24.22	$23.65	$16.29	$14.34	$14.29	$10.94	$7.93	$13.22	$12.86
Number of accumulation units outstanding at end of period	790	799	726	653	542	952	598	238	119
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.34	$15.69	$14.59	$14.18	$13.23	$11.79	$11.85	$10.87	$11.00
Value at end of period	$16.08	$15.34	$15.69	$14.59	$14.18	$13.23	$11.79	$11.85	$10.87
Number of accumulation units outstanding at end of period	61,951	58,625	117,145	80,271	52,519	35,498	4,099	110	67
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$23.14	$17.78	$15.19	$15.40
Value at end of period	$25.32	$23.14	$17.78	$15.19
Number of accumulation units outstanding at end of period	2,571	3,012	6,054	6,189
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.83	$13.45	$12.54	$12.16	$10.56	$8.23
Value at end of period	$12.81	$12.83	$13.45	$12.54	$12.16	$10.56
Number of accumulation units outstanding at end of period	0	0	0	73	20,948	18,471
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.67
Value at end of period	$22.00
Number of accumulation units outstanding at end of period	4,281
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.45	$14.77	$14.41	$13.46	$12.72	$12.16	$11.64
Value at end of period	$15.11	$14.45	$14.77	$14.41	$13.46	$12.72	$12.16
Number of accumulation units outstanding at end of period	21,957	19,363	17,654	16,294	31,662	30,914	1,215
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.81	$16.04	$13.95	$14.09	$12.43	$11.27
Value at end of period	$22.88	$20.81	$16.04	$13.95	$14.09	$12.43
Number of accumulation units outstanding at end of period	412	379	28,605	19,231	14,705	5,347
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$17.62	$16.76	$14.76	$14.20	$12.49	$11.25
Value at end of period	$17.75	$17.62	$16.76	$14.76	$14.20	$12.49
Number of accumulation units outstanding at end of period	7,934	35,958	61,453	1,350	1,047	617
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.14	$12.99	$11.44	$11.53	$10.20	$8.34	$13.38	$14.05
Value at end of period	$19.37	$17.14	$12.99	$11.44	$11.53	$10.20	$8.34	$13.38
Number of accumulation units outstanding at end of period	6,107	10,152	46,923	34,008	32,983	28,906	6,131	4,605

CFI 41

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$21.34	$15.98	$13.68	$13.94	$11.52	$8.81	$14.22	$13.58	$13.64
Value at end of period	$23.20	$21.34	$15.98	$13.68	$13.94	$11.52	$8.81	$14.22	$13.58
Number of accumulation units outstanding at end of period	6,840	7,990	11,557	16,820	63,325	64,518	20,029	18,609	15,677
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$20.55	$14.51	$13.01	$13.20	$10.83	$8.74	$13.26	$14.24	$14.28
Value at end of period	$21.51	$20.55	$14.51	$13.01	$13.20	$10.83	$8.74	$13.26	$14.24
Number of accumulation units outstanding at end of period	3,386	3,840	5,342	4,759	7,421	7,174	3,925	3,797	3,312
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.33	$12.21	$11.86
Value at end of period	$14.03	$13.33	$12.21
Number of accumulation units outstanding at end of period	2,749	0	52
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2011)
Value at beginning of period	$14.83	$12.74	$11.32	$12.07
Value at end of period	$15.60	$14.83	$12.74	$11.32
Number of accumulation units outstanding at end of period	5,778	0	4,617	2,076
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.75	$12.98	$11.32	$12.19
Value at end of period	$16.60	$15.75	$12.98	$11.32
Number of accumulation units outstanding at end of period	21	384	445	46
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.25	$13.16	$12.97
Value at end of period	$17.15	$16.25	$13.16
Number of accumulation units outstanding at end of period	155	0	226
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.68	$12.70	$12.08
Value at end of period	$16.59	$15.68	$12.70
Number of accumulation units outstanding at end of period	0	0	386
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.82
Value at end of period	$13.47
Number of accumulation units outstanding at end of period	31
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.59	$14.75	$13.59	$12.66	$11.58	$10.31	$11.49	$10.91	$10.98
Value at end of period	$15.48	$14.59	$14.75	$13.59	$12.66	$11.58	$10.31	$11.49	$10.91
Number of accumulation units outstanding at end of period	232	247	44,677	53,647	58,127	64,876	77,248	66,284	4,543
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.51	$14.63	$13.47	$12.61	$11.56	$10.44	$11.48	$10.91	$10.77
Value at end of period	$15.37	$14.51	$14.63	$13.47	$12.61	$11.56	$10.44	$11.48	$10.91
Number of accumulation units outstanding at end of period	15,482	15,221	7,053	25,293	65,547	39,185	39,310	29,740	24,524

CFI 42

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.24
Value at end of period	$9.42
Number of accumulation units outstanding at end of period	3,076
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.55	$13.70	$11.53	$13.61	$13.32	$10.51	$16.78
Value at end of period	$15.68	$16.55	$13.70	$11.53	$13.61	$13.32	$10.51
Number of accumulation units outstanding at end of period	0	0	1,414	1,915	0	0	869
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.85	$12.18	$10.37	$10.80
Value at end of period	$17.90	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	1,038	764	763	764
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.96	$9.97	$8.75	$8.52	$7.18	$6.42	$9.25	$9.43
Value at end of period	$14.16	$12.96	$9.97	$8.75	$8.52	$7.18	$6.42	$9.25
Number of accumulation units outstanding at end of period	16,852	23,240	78,370	76,674	123,748	101,852	83,274	71,517
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.24	$10.19
Value at end of period	$13.26	$12.24
Number of accumulation units outstanding at end of period	13,602	11,243
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.89	$10.99	$11.08	$11.15
Value at end of period	$10.80	$10.89	$10.99	$11.08
Number of accumulation units outstanding at end of period	0	0	2,813	6,453
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during October 2006)
Value at beginning of period	$21.90	$17.10	$14.27	$17.40	$14.02	$9.67	$20.14	$18.35	$16.48
Value at end of period	$20.48	$21.90	$17.10	$14.27	$17.40	$14.02	$9.67	$20.14	$18.35
Number of accumulation units outstanding at end of period	396	3,491	4,897	1,367	22,038	17,676	13,876	10,909	7,128
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.29	$11.01	$10.04	$10.56	$9.16	$7.41	$11.40	$11.59
Value at end of period	$16.36	$14.29	$11.01	$10.04	$10.56	$9.16	$7.41	$11.40
Number of accumulation units outstanding at end of period	2,818	16,582	15,250	2,521	19,922	15,494	18,203	14,814
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.24	$10.98	$10.00	$10.52	$9.13	$6.25
Value at end of period	$16.30	$14.24	$10.98	$10.00	$10.52	$9.13
Number of accumulation units outstanding at end of period	0	0	0	0	20,266	16,508
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.67	$21.37	$18.60	$18.10
Value at end of period	$28.11	$21.67	$21.37	$18.60
Number of accumulation units outstanding at end of period	3,051	3,119	2,677	2,681

CFI 43

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.85	$16.65	$14.63	$14.12	$12.60	$10.72
Value at end of period	$24.55	$21.85	$16.65	$14.63	$14.12	$12.60
Number of accumulation units outstanding at end of period	0	0	0	64	5,992	3,538
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.10	$10.74	$9.35	$9.17
Value at end of period	$15.83	$14.10	$10.74	$9.35
Number of accumulation units outstanding at end of period	47,756	48,435	47,826	10,663
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.59	$11.69	$10.05	$11.25
Value at end of period	$17.47	$15.59	$11.69	$10.05
Number of accumulation units outstanding at end of period	6,535	13,236	4,793	2,553
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.77	$12.16	$12.04
Value at end of period	$17.49	$16.77	$12.16
Number of accumulation units outstanding at end of period	578	5,641	17
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$27.04	$19.55	$19.38
Value at end of period	$28.41	$27.04	$19.55
Number of accumulation units outstanding at end of period	0	0	11
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$24.68	$17.98	$15.76	$16.21	$13.08	$10.29	$13.94
Value at end of period	$26.20	$24.68	$17.98	$15.76	$16.21	$13.08	$10.29
Number of accumulation units outstanding at end of period	56	0	976	2,258	0	0	903
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.55	$12.47	$11.25	$11.39	$10.80
Value at end of period	$14.25	$13.55	$12.47	$11.25	$11.39
Number of accumulation units outstanding at end of period	16,674	27,591	112,806	104,596	138,812
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.93	$12.91	$11.43	$11.86	$11.06
Value at end of period	$15.68	$14.93	$12.91	$11.43	$11.86
Number of accumulation units outstanding at end of period	33,307	26,749	190,376	160,899	150,171
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.70	$13.11	$11.44	$12.06	$11.22
Value at end of period	$16.50	$15.70	$13.11	$11.44	$12.06
Number of accumulation units outstanding at end of period	39,042	34,630	306,173	284,472	254,887
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.21	$13.20	$11.48	$12.18	$11.27
Value at end of period	$17.11	$16.21	$13.20	$11.48	$12.18
Number of accumulation units outstanding at end of period	91,940	89,021	305,214	205,693	245,997

CFI 44

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.44	$12.56	$10.93	$11.58	$10.82
Value at end of period	$16.33	$15.44	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	8,272	4,994	7,191	2,009	2,962
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.82	$12.04	$11.02	$11.03	$10.51
Value at end of period	$13.49	$12.82	$12.04	$11.02	$11.03
Number of accumulation units outstanding at end of period	1,659	1,413	35,636	35,820	188,826
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.44	$13.84	$12.39	$12.92
Value at end of period	$16.38	$15.44	$13.84	$12.39
Number of accumulation units outstanding at end of period	6,493	19,045	18,036	5,851
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.32	$13.40	$11.71	$12.97
Value at end of period	$17.31	$16.32	$13.40	$11.71
Number of accumulation units outstanding at end of period	18,619	17,482	13,314	7,912
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.80	$13.62	$12.05	$12.95
Value at end of period	$16.77	$15.80	$13.62	$12.05
Number of accumulation units outstanding at end of period	30,901	38,779	34,467	22,540
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2013)
Value at beginning of period	$12.12	$12.45
Value at end of period	$12.73	$12.12
Number of accumulation units outstanding at end of period	1,206	10,576
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$24.76	$18.92	$17.81
Value at end of period	$27.75	$24.76	$18.92
Number of accumulation units outstanding at end of period	0	5,165	15,928
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$26.54	$19.18	$16.08	$15.79	$12.52	$9.30	$15.88	$15.02	$14.19
Value at end of period	$27.59	$26.54	$19.18	$16.08	$15.79	$12.52	$9.30	$15.88	$15.02
Number of accumulation units outstanding at end of period	31,201	40,430	58,789	26,236	41,703	43,059	24,878	23,224	8,320
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.63	$13.41	$11.66	$10.70	$8.40	$6.21	$10.14	$12.37	$11.68
Value at end of period	$17.62	$13.63	$13.41	$11.66	$10.70	$8.40	$6.21	$10.14	$12.37
Number of accumulation units outstanding at end of period	11,406	25,186	19,927	11,910	25,042	19,687	13,197	8,974	12,480
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.13	$12.01	$10.73	$11.30	$10.12	$7.72	$12.74	$13.40
Value at end of period	$18.13	$16.13	$12.01	$10.73	$11.30	$10.12	$7.72	$12.74
Number of accumulation units outstanding at end of period	0	0	0	35,942	39,478	40,665	41,808	35,698

CFI 45

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.30	$11.69	$10.27	$10.59	$8.48	$6.83	$9.53
Value at end of period	$16.95	$16.30	$11.69	$10.27	$10.59	$8.48	$6.83
Number of accumulation units outstanding at end of period	0	5,944	0	0	0	0	2,536
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$22.24	$16.42	$14.38	$16.21	$12.68	$9.15	$15.09	$13.24	$12.72
Value at end of period	$23.49	$22.24	$16.42	$14.38	$16.21	$12.68	$9.15	$15.09	$13.24
Number of accumulation units outstanding at end of period	19,986	27,930	33,375	13,591	29,479	24,061	19,202	13,504	9,268
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.92	$14.06	$11.90	$12.19	$10.63	$8.30	$12.40
Value at end of period	$20.58	$18.92	$14.06	$11.90	$12.19	$10.63	$8.30
Number of accumulation units outstanding at end of period	7,679	7,568	44,041	4,054	0	0	4,684
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.44
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	101,991
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.26	$15.19	$12.81	$14.42
Value at end of period	$14.32	$14.26	$15.19	$12.81
Number of accumulation units outstanding at end of period	0	13,077	15,427	3,511
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$24.48	$18.68	$15.62	$15.39	$12.56	$10.03	$15.04	$14.74	$14.78
Value at end of period	$28.05	$24.48	$18.68	$15.62	$15.39	$12.56	$10.03	$15.04	$14.74
Number of accumulation units outstanding at end of period	9,370	25,283	25,737	2,497	2,801	4,183	3,746	3,531	2,064
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$21.28	$15.39	$13.02	$14.51
Value at end of period	$22.96	$21.28	$15.39	$13.02
Number of accumulation units outstanding at end of period	0	0	0	272
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.34	$15.30	$12.65	$13.85	$12.01	$8.65	$14.58	$13.77	$13.44
Value at end of period	$19.67	$19.34	$15.30	$12.65	$13.85	$12.01	$8.65	$14.58	$13.77
Number of accumulation units outstanding at end of period	3,194	6,416	32,977	9,594	4,570	5,007	10,068	6,487	6,104
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$19.66	$17.60	$15.25	$15.45	$13.06	$7.72
Value at end of period	$19.61	$19.66	$17.60	$15.25	$15.45	$13.06
Number of accumulation units outstanding at end of period	0	0	0	61	1,638	429
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$20.12	$16.54	$14.51	$14.17	$12.48	$9.41	$13.04	$12.55	$12.06
Value at end of period	$22.46	$20.12	$16.54	$14.51	$14.17	$12.48	$9.41	$13.04	$12.55
Number of accumulation units outstanding at end of period	29,366	36,590	51,633	15,412	79,238	66,795	31,840	21,966	24,305

CFI 46

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.16	$14.22	$12.29	$12.81	$10.00	$6.86	$12.10	$10.71	$10.77
Value at end of period	$21.35	$19.16	$14.22	$12.29	$12.81	$10.00	$6.86	$12.10	$10.71
Number of accumulation units outstanding at end of period	1,180	1,100	2,853	1,312	841	1,354	928	258	113
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$21.44	$15.97	$13.83	$14.44	$11.31	$7.77	$13.75	$12.21	$12.28
Value at end of period	$23.86	$21.44	$15.97	$13.83	$14.44	$11.31	$7.77	$13.75	$12.21
Number of accumulation units outstanding at end of period	87	1,352	1,351	1,351	1,351	1,352	1,352	1,352	1,329
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$19.17	$14.84	$12.72	$12.89	$11.26	$7.22
Value at end of period	$20.50	$19.17	$14.84	$12.72	$12.89	$11.26
Number of accumulation units outstanding at end of period	17,924	18,925	2,654	967	31,712	25,676
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.28	$15.37	$13.00	$13.22	$11.38	$8.01	$12.52
Value at end of period	$22.99	$21.28	$15.37	$13.00	$13.22	$11.38	$8.01
Number of accumulation units outstanding at end of period	2,728	2,639	3,667	3,630	0	0	2,222
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2013)
Value at beginning of period	$21.46	$21.17
Value at end of period	$20.79	$21.46
Number of accumulation units outstanding at end of period	4,753	4,521
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53	$11.16
Value at end of period	$12.52	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	595	292	14,238	14,510	13,487	13,251	9,542	7,447
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.41	$14.05	$12.58	$11.84	$10.51	$8.90	$13.39	$12.97	$12.75
Value at end of period	$20.33	$18.41	$14.05	$12.58	$11.84	$10.51	$8.90	$13.39	$12.97
Number of accumulation units outstanding at end of period	73,777	99,401	97,018	68,259	1,599	5,604	5,313	4,844	4,396
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$22.68	$16.52	$14.65	$15.06	$12.36	$9.58	$14.12	$15.45	$15.51
Value at end of period	$24.20	$22.68	$16.52	$14.65	$15.06	$12.36	$9.58	$14.12	$15.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,036	3,368	3,187	2,886

CFI 47

	Condensed Financial Information (continued)

		TABLE 9
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.40%
	(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.56	$13.83	$13.70
Value at end of period	$20.89	$18.56	$13.83
Number of accumulation units outstanding at end of period	15,316	13,467	13,138
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.66	$13.23	$11.32	$10.79	$9.60	$7.98	$13.56
Value at end of period	$19.10	$17.66	$13.23	$11.32	$10.79	$9.60	$7.98
Number of accumulation units outstanding at end of period	0	4	4	4	4	834	0
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2008)
Value at beginning of period	$26.69	$20.41	$18.61	$18.33	$14.77	$11.99	$11.33
Value at end of period	$26.95	$26.69	$20.41	$18.61	$18.33	$14.77	$11.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,668	1,221
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.64	$15.28	$15.35
Value at end of period	$21.12	$18.64	$15.28
Number of accumulation units outstanding at end of period	16,292	16,621	18,639
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$19.11	$14.83	$13.61	$13.44	$12.29
Value at end of period	$20.72	$19.11	$14.83	$13.61	$13.44
Number of accumulation units outstanding at end of period	2,362	1,985	0	0	2,482
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$17.93	$14.83	$13.08	$12.69	$11.31	$9.41	$12.75	$12.05	$12.03
Value at end of period	$19.37	$17.93	$14.83	$13.08	$12.69	$11.31	$9.41	$12.75	$12.05
Number of accumulation units outstanding at end of period	147,404	149,662	165,853	147,369	78,895	68,948	24,622	14,442	33,890
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.03	$13.34	$12.60	$12.60
Value at end of period	$12.26	$12.03	$13.34	$12.60
Number of accumulation units outstanding at end of period	4,219	4,145	34,361	13,404
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.51	$14.82	$12.51	$13.61	$11.46	$7.09	$11.08
Value at end of period	$23.09	$21.51	$14.82	$12.51	$13.61	$11.46	$7.09
Number of accumulation units outstanding at end of period	360	334	269	2,371	18,154	14,457	15,380
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.77	$13.77	$11.53	$13.10	$10.48	$6.46	$12.58	$14.40
Value at end of period	$21.77	$19.77	$13.77	$11.53	$13.10	$10.48	$6.46	$12.58
Number of accumulation units outstanding at end of period	0	0	8,456	7,337	19,528	23,475	17,660	15,034

CFI 48

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.13	$15.85
Value at end of period	$18.59	$17.13
Number of accumulation units outstanding at end of period	24,431	24,194
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.39	$21.79
Value at end of period	$24.77	$23.39
Number of accumulation units outstanding at end of period	2,838	2,996
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during August 2013)
Value at beginning of period	$18.52	$16.83
Value at end of period	$19.12	$18.52
Number of accumulation units outstanding at end of period	6,449	6,163
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.73	$9.74	$8.52	$9.06	$7.83	$6.18
Value at end of period	$14.17	$12.73	$9.74	$8.52	$9.06	$7.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,559
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2008)
Value at beginning of period	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11	$5.95
Value at end of period	$16.16	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	609	493
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$21.37	$17.91	$15.12	$17.63	$16.22	$11.74	$19.89	$16.84	$16.51
Value at end of period	$20.66	$21.37	$17.91	$15.12	$17.63	$16.22	$11.74	$19.89	$16.84
Number of accumulation units outstanding at end of period	57,815	53,725	57,591	87,967	103,113	61,042	54,287	13,319	8,327
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2006)
Value at beginning of period	$22.24	$17.08	$14.79	$15.29	$13.15	$9.77	$17.13	$14.68	$14.76
Value at end of period	$24.70	$22.24	$17.08	$14.79	$15.29	$13.15	$9.77	$17.13	$14.68
Number of accumulation units outstanding at end of period	153,905	148,401	147,750	190,802	141,619	49,269	29,734	6,798	15,009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.14	$13.48	$11.59	$11.57	$10.13	$7.84	$12.83
Value at end of period	$18.49	$17.14	$13.48	$11.59	$11.57	$10.13	$7.84
Number of accumulation units outstanding at end of period	10,765	1,089	616	1,139	7,327	0	5,036
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2008)
Value at beginning of period	$17.39	$12.85	$11.30	$11.37	$9.23	$7.25	$12.67
Value at end of period	$19.20	$17.39	$12.85	$11.30	$11.37	$9.23	$7.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,874	1,935
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during May 2007)
Value at beginning of period	$23.47	$18.85	$16.73	$17.35	$15.72	$13.07	$17.96	$18.22
Value at end of period	$24.49	$23.47	$18.85	$16.73	$17.35	$15.72	$13.07	$17.96
Number of accumulation units outstanding at end of period	12,454	13,372	9,243	17,810	17,670	14,300	21,454	13,999

CFI 49

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during December 2006)
Value at beginning of period	$24.78	$18.30	$15.55	$16.26	$12.75	$9.93	$14.92	$15.38	$15.54
Value at end of period	$24.77	$24.78	$18.30	$15.55	$16.26	$12.75	$9.93	$14.92	$15.38
Number of accumulation units outstanding at end of period	33,814	27,964	21,105	19,627	560	599	2,142	951	5
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12	$5.92
Value at end of period	$14.67	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	2,968	2,082	0	0	5,447	9,987	1,879
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2007)
Value at beginning of period	$58.92	$41.57	$34.61	$33.40	$32.10	$25.33	$35.57	$34.89
Value at end of period	$70.52	$58.92	$41.57	$34.61	$33.40	$32.10	$25.33	$35.57
Number of accumulation units outstanding at end of period	0	0	0	0	834	802	603	505
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.68	$15.31	$13.95	$14.96	$13.37	$10.33	$13.61
Value at end of period	$20.45	$19.68	$15.31	$13.95	$14.96	$13.37	$10.33
Number of accumulation units outstanding at end of period	10,420	8,687	24	24	116	1,969	1,740
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2013)
Value at beginning of period	$26.45	$26.45
Value at end of period	$28.17	$26.45
Number of accumulation units outstanding at end of period	124	28
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$24.42	$15.63	$14.24	$14.57	$13.44
Value at end of period	$25.06	$24.42	$15.63	$14.24	$14.57
Number of accumulation units outstanding at end of period	888	716	0	0	1,197
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.57	$12.94	$12.80
Value at end of period	$18.68	$17.57	$12.94
Number of accumulation units outstanding at end of period	3,427	4,019	4,146
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.21	$14.83	$13.03	$13.65	$10.94	$8.69	$14.43	$16.20
Value at end of period	$21.31	$19.21	$14.83	$13.03	$13.65	$10.94	$8.69	$14.43
Number of accumulation units outstanding at end of period	0	0	0	18,471	8,175	7,920	8,582	8,354
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$26.92	$20.26	$18.43	$19.44	$15.49	$12.01	$17.52	$17.52
Value at end of period	$27.26	$26.92	$20.26	$18.43	$19.44	$15.49	$12.01	$17.52
Number of accumulation units outstanding at end of period	13,156	12,037	106	106	18,911	18,576	18,147	5,141
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.37	$14.98	$12.90	$12.81	$11.29	$8.09	$12.92	$12.50
Value at end of period	$21.47	$19.37	$14.98	$12.90	$12.81	$11.29	$8.09	$12.92
Number of accumulation units outstanding at end of period	1,758	2,277	2,387	0	20,727	16,922	13,177	16,497

CFI 50

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.89	$11.61	$10.55	$10.97	$9.02	$6.97	$11.49
Value at end of period	$17.39	$15.89	$11.61	$10.55	$10.97	$9.02	$6.97
Number of accumulation units outstanding at end of period	13,933	14,388	8,853	31,117	7,996	0	0
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$22.04	$17.50	$14.60	$15.92	$14.22	$10.42	$16.89	$14.66	$14.48
Value at end of period	$22.58	$22.04	$17.50	$14.60	$15.92	$14.22	$10.42	$16.89	$14.66
Number of accumulation units outstanding at end of period	17,478	11,081	6,276	4,734	6,685	4,448	8,843	0	635
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.42	$12.00	$10.62	$10.85	$10.00	$7.01	$11.58
Value at end of period	$17.63	$15.42	$12.00	$10.62	$10.85	$10.00	$7.01
Number of accumulation units outstanding at end of period	0	140	144	186	8,110	17,360	5,199
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$37.67	$34.98	$29.12	$35.77	$28.34	$15.69	$30.36	$25.87
Value at end of period	$35.65	$37.67	$34.98	$29.12	$35.77	$28.34	$15.69	$30.36
Number of accumulation units outstanding at end of period	9,671	8,832	4,179	3,931	10,049	17,274	14,421	12,946
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$6.06	$11.69	$12.94	$17.52	$12.46
Value at end of period	$5.10	$6.06	$11.69	$12.94	$17.52
Number of accumulation units outstanding at end of period	0	0	0	0	2,145
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.09	$13.92	$12.58	$12.89	$11.59	$9.61	$13.95	$13.88
Value at end of period	$17.28	$16.09	$13.92	$12.58	$12.89	$11.59	$9.61	$13.95
Number of accumulation units outstanding at end of period	0	0	5	0	2	4	13	9
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.27	$15.82	$14.64	$13.20	$12.29	$10.45	$11.74
Value at end of period	$14.62	$14.27	$15.82	$14.64	$13.20	$12.29	$10.45
Number of accumulation units outstanding at end of period	6,379	4,335	0	18,825	3,318	480	27,142
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$8.27
Value at end of period	$7.55
Number of accumulation units outstanding at end of period	5,455
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$18.29	$16.38	$14.33	$14.68	$12.56	$7.80	$12.45	$11.72	$11.74
Value at end of period	$18.15	$18.29	$16.38	$14.33	$14.68	$12.56	$7.80	$12.45	$11.72
Number of accumulation units outstanding at end of period	9,990	4,167	5,110	26,894	35,390	33,187	26,821	17,416	6,252
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.36	$12.25	$11.52
Value at end of period	$12.85	$12.36	$12.25
Number of accumulation units outstanding at end of period	77,412	78,762	95,467

CFI 51

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$23.47	$18.00	$15.19	$16.10	$13.95	$9.59	$13.91
Value at end of period	$25.73	$23.47	$18.00	$15.19	$16.10	$13.95	$9.59
Number of accumulation units outstanding at end of period	0	13	21	24	3,091	16,976	5,053
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.49	$15.41	$13.08	$15.07	$13.98	$9.39	$17.52	$17.42
Value at end of period	$17.28	$19.49	$15.41	$13.08	$15.07	$13.98	$9.39	$17.52
Number of accumulation units outstanding at end of period	64,273	66,031	51,357	47,071	14,184	4,514	1,192	1,068
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$20.23	$15.22	$12.72	$13.46	$12.07	$9.04	$14.93	$13.56	$13.61
Value at end of period	$21.95	$20.23	$15.22	$12.72	$13.46	$12.07	$9.04	$14.93	$13.56
Number of accumulation units outstanding at end of period	126,005	107,209	80,514	128,799	155,544	104,347	108,075	47,018	13,628
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.48	$15.76	$14.18	$13.53	$12.17	$9.85	$13.97	$14.13
Value at end of period	$19.88	$18.48	$15.76	$14.18	$13.53	$12.17	$9.85	$13.97
Number of accumulation units outstanding at end of period	32,435	28,180	19,058	21,511	0	3,851	3,600	1,601
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$20.31	$18.93
Value at end of period	$22.40	$20.31
Number of accumulation units outstanding at end of period	10,466	11,412
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$23.53	$16.22	$14.29	$13.53
Value at end of period	$24.09	$23.53	$16.22	$14.29
Number of accumulation units outstanding at end of period	0	0	3	1
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.26	$15.62	$14.53	$14.13	$13.19	$11.76	$11.83	$10.93
Value at end of period	$15.99	$15.26	$15.62	$14.53	$14.13	$13.19	$11.76	$11.83
Number of accumulation units outstanding at end of period	24,685	37,301	16,121	64,802	45,438	46,978	25,419	10,134
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$23.08	$17.75	$15.17	$15.29	$13.64	$10.47
Value at end of period	$25.24	$23.08	$17.75	$15.17	$15.29	$13.64
Number of accumulation units outstanding at end of period	0	0	0	308	6,175	4,381
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.79	$13.41	$12.51	$12.14	$10.55	$8.73	$10.64
Value at end of period	$12.76	$12.79	$13.41	$12.51	$12.14	$10.55	$8.73
Number of accumulation units outstanding at end of period	22,159	23,050	40,844	0	0	3,016	2,857
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$14.79	$14.58
Value at end of period	$12.98	$14.79
Number of accumulation units outstanding at end of period	5,971	5,348

CFI 52

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.38	$14.71	$14.35	$13.41	$12.68	$12.13	$11.39	$10.81	$10.83
Value at end of period	$15.03	$14.38	$14.71	$14.35	$13.41	$12.68	$12.13	$11.39	$10.81
Number of accumulation units outstanding at end of period	19,889	23,884	32,411	32,335	21,389	76,545	5,789	112	11,268
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$17.56	$16.71	$14.72	$14.17	$12.47	$11.98	$8.17
Value at end of period	$17.67	$17.56	$16.71	$14.72	$14.17	$12.47	$8.39
Number of accumulation units outstanding at end of period	25,394	34,041	56,228	24,486	12,323	2,337	1,135
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$17.06	$12.93	$11.39	$11.49	$10.17	$8.32	$13.36	$12.82	$12.75
Value at end of period	$19.27	$17.06	$12.93	$11.39	$11.49	$10.17	$8.32	$13.36	$12.82
Number of accumulation units outstanding at end of period	49,573	48,872	51,824	66,376	85,565	51,331	31,573	23,525	7,767
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$21.23	$15.90	$13.62	$13.89	$11.49	$8.79	$14.19	$13.56	$13.69
Value at end of period	$23.07	$21.23	$15.90	$13.62	$13.89	$11.49	$8.79	$14.19	$13.56
Number of accumulation units outstanding at end of period	34,447	32,271	32,421	30,522	12,136	7,067	11,676	5,998	84
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$20.45	$14.44	$12.96	$13.16	$10.80	$8.72	$13.23	$14.22	$14.28
Value at end of period	$21.39	$20.45	$14.44	$12.96	$13.16	$10.80	$8.72	$13.23	$14.22
Number of accumulation units outstanding at end of period	16,337	14,422	13,407	12,107	4,476	4,214	2,589	1,977	3,375
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.81	$13.93
Value at end of period	$15.56	$14.81
Number of accumulation units outstanding at end of period	51,128	46,162
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.72	$14.60
Value at end of period	$16.56	$15.72
Number of accumulation units outstanding at end of period	39,557	39,197
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.21	$14.94
Value at end of period	$17.11	$16.21
Number of accumulation units outstanding at end of period	32,927	28,270
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.66	$14.42
Value at end of period	$16.55	$15.66
Number of accumulation units outstanding at end of period	1,448	1,055
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$12.75	$12.33
Value at end of period	$13.43	$12.75
Number of accumulation units outstanding at end of period	3,502	3,241

CFI 53

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.51	$14.68	$13.54	$12.62	$11.55	$10.28	$11.70
Value at end of period	$15.39	$14.51	$14.68	$13.54	$12.62	$11.55	$10.28
Number of accumulation units outstanding at end of period	23,902	20,862	22,188	20,287	15,848	28,459	17,556
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.44	$14.57	$13.41	$12.57	$11.53	$10.41	$11.46	$10.89	$10.93
Value at end of period	$15.29	$14.44	$14.57	$13.41	$12.57	$11.53	$10.41	$11.46	$10.89
Number of accumulation units outstanding at end of period	54,637	37,581	53,282	45,662	49,915	30,933	11,721	3,945	26,446
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.77
Value at end of period	$17.87
Number of accumulation units outstanding at end of period	2,404
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.91	$9.94	$8.73	$8.50	$7.17	$6.41	$9.44
Value at end of period	$14.10	$12.91	$9.94	$8.73	$8.50	$7.17	$6.41
Number of accumulation units outstanding at end of period	22,171	16,363	0	7,368	6,312	2,543	16,470
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.89	$9.91	$8.71	$8.63
Value at end of period	$14.07	$12.89	$9.91	$8.71
Number of accumulation units outstanding at end of period	55,822	55,709	66,097	61,224
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.24	$10.19
Value at end of period	$13.25	$12.24
Number of accumulation units outstanding at end of period	3,675	3,112
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.84	$10.94	$11.03	$11.13	$11.20	$11.27
Value at end of period	$10.75	$10.84	$10.94	$11.03	$11.13	$11.20
Number of accumulation units outstanding at end of period	0	41	34	12	1,577	1,509
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$21.79	$17.02	$14.22	$17.34	$13.98	$9.65	$20.17
Value at end of period	$20.37	$21.79	$17.02	$14.22	$17.34	$13.98	$9.65
Number of accumulation units outstanding at end of period	7,145	8,847	7,941	14,283	15,018	0	3,510
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.24	$10.98	$10.01	$10.54	$9.14	$7.40	$10.69
Value at end of period	$16.29	$14.24	$10.98	$10.01	$10.54	$9.14	$7.40
Number of accumulation units outstanding at end of period	0	0	0	14,346	14,516	381	11,480
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$21.56	$21.27	$18.52	$17.01	$13.41	$10.38	$16.08	$19.34	$19.33
Value at end of period	$27.96	$21.56	$21.27	$18.52	$17.01	$13.41	$10.38	$16.08	$19.34
Number of accumulation units outstanding at end of period	16,315	20,061	17,081	15,888	4,236	8,004	14,758	12,410	528

CFI 54

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.06	$10.72	$9.33	$9.16	$8.11
Value at end of period	$15.77	$14.06	$10.72	$9.33	$9.16
Number of accumulation units outstanding at end of period	10,151	10,904	4,281	24,506	887
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.55	$11.66	$11.35
Value at end of period	$17.41	$15.55	$11.66
Number of accumulation units outstanding at end of period	9,931	10,835	1,185
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.72	$12.13	$10.52	$11.02	$9.35
Value at end of period	$17.43	$16.72	$12.13	$10.52	$11.02
Number of accumulation units outstanding at end of period	0	0	0	0	282
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$24.56	$17.90	$15.69	$16.16	$13.04	$10.27	$14.04
Value at end of period	$26.06	$24.56	$17.90	$15.69	$16.16	$13.04	$10.27
Number of accumulation units outstanding at end of period	26	2,741	2,810	1,904	2,257	1,534	937
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.52	$12.46	$11.24	$11.38	$10.80
Value at end of period	$14.22	$13.52	$12.46	$11.24	$11.38
Number of accumulation units outstanding at end of period	115,429	128,662	70,491	116,909	49,853
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.90	$12.89	$11.42	$11.85	$11.06
Value at end of period	$15.65	$14.90	$12.89	$11.42	$11.85
Number of accumulation units outstanding at end of period	205,011	194,227	146,052	144,495	107,597
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.67	$13.09	$11.43	$12.05	$11.22
Value at end of period	$16.46	$15.67	$13.09	$11.43	$12.05
Number of accumulation units outstanding at end of period	164,951	156,942	119,545	128,617	137,137
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.18	$13.18	$11.47	$12.17	$11.27
Value at end of period	$17.06	$16.18	$13.18	$11.47	$12.17
Number of accumulation units outstanding at end of period	54,740	52,094	118,375	164,806	144,874
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.41	$12.54	$10.92	$11.58	$9.84
Value at end of period	$16.29	$15.41	$12.54	$10.92	$11.58
Number of accumulation units outstanding at end of period	5,817	3,512	3,608	1,312	1,841
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.80	$12.02	$11.01	$11.03	$10.51
Value at end of period	$13.46	$12.80	$12.02	$11.01	$11.03
Number of accumulation units outstanding at end of period	15,896	22,574	25,034	26,605	45,213

CFI 55

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.36	$13.78	$12.34	$12.19	$11.03	$9.41	$12.38	$12.28
Value at end of period	$16.29	$15.36	$13.78	$12.34	$12.19	$11.03	$9.41	$12.38
Number of accumulation units outstanding at end of period	0	17	27	28	6,201	14,470	11,446	4,224
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.24	$13.34	$11.67	$12.08	$10.75	$8.63	$13.57	$13.99
Value at end of period	$17.21	$16.24	$13.34	$11.67	$12.08	$10.75	$8.63	$13.57
Number of accumulation units outstanding at end of period	0	0	0	0	12,324	48,547	21,572	1,798
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.72	$13.56	$12.00	$12.14	$10.89	$8.99	$13.00	$13.21
Value at end of period	$16.68	$15.72	$13.56	$12.00	$12.14	$10.89	$8.99	$13.00
Number of accumulation units outstanding at end of period	279	313	333	323	19,795	34,976	17,954	11,294
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$24.64	$18.83	$16.25	$16.85	$13.86	$10.15
Value at end of period	$27.60	$24.64	$18.83	$16.25	$16.85	$13.86
Number of accumulation units outstanding at end of period	13,599	8,389	1,193	14,346	12,628	20
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$26.40	$19.09	$16.02	$15.73	$12.49	$9.27	$15.85	$15.00	$15.18
Value at end of period	$27.44	$26.40	$19.09	$16.02	$15.73	$12.49	$9.27	$15.85	$15.00
Number of accumulation units outstanding at end of period	17,768	7,095	6,607	41,895	42,403	28,888	23,204	7,965	1,675
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.58	$13.37	$11.63	$10.67	$8.38	$6.20	$10.13	$10.45
Value at end of period	$17.55	$13.58	$13.37	$11.63	$10.67	$8.38	$6.20	$10.13
Number of accumulation units outstanding at end of period	35,471	35,739	25,330	17,430	14,845	14,360	5,669	266
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.05	$11.96	$10.69	$11.83
Value at end of period	$18.03	$16.05	$11.96	$10.69
Number of accumulation units outstanding at end of period	5,045	1,921	0	2,037
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82	$10.38
Value at end of period	$16.87	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	87	87	87	87	0	0	0
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.14	$16.35	$14.33	$16.17	$12.65	$9.13	$15.07	$15.06
Value at end of period	$23.37	$22.14	$16.35	$14.33	$16.17	$12.65	$9.13	$15.07
Number of accumulation units outstanding at end of period	21,093	23,471	26,662	33,934	32,055	26,926	26,965	12,627
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.83	$14.00	$11.85	$12.15	$10.59	$8.28	$13.08	$13.59
Value at end of period	$20.47	$18.83	$14.00	$11.85	$12.15	$10.59	$8.28	$13.08
Number of accumulation units outstanding at end of period	0	0	6,790	42,218	33,911	6,285	7,537	6,200

CFI 56

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.44
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	37,328
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.20	$15.14	$12.78	$15.71	$13.13	$7.69	$14.75
Value at end of period	$14.26	$14.20	$15.14	$12.78	$15.71	$13.13	$7.69
Number of accumulation units outstanding at end of period	5,052	5,099	4,781	23,000	17,643	0	8,204
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.36	$18.59	$15.56	$15.34	$12.52	$10.01	$15.01	$15.15
Value at end of period	$27.90	$24.36	$18.59	$15.56	$15.34	$12.52	$10.01	$15.01
Number of accumulation units outstanding at end of period	44,227	35,695	33,367	33,447	30,126	1,905	5,812	526
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.24	$15.36	$15.04
Value at end of period	$22.90	$21.24	$15.36
Number of accumulation units outstanding at end of period	5,620	5,938	1,170
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$19.25	$15.24	$12.61	$13.81	$11.98	$8.64	$14.56
Value at end of period	$19.57	$19.25	$15.24	$12.61	$13.81	$11.98	$8.64
Number of accumulation units outstanding at end of period	2,781	949	1,329	22,392	20,208	0	0
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$19.58	$18.83
Value at end of period	$19.52	$19.58
Number of accumulation units outstanding at end of period	15,031	14,366
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02	$13.09
Value at end of period	$22.35	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02
Number of accumulation units outstanding at end of period	71,483	72,706	66,719	64,283	40,501	15,552	22,785	3,014
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$19.07	$14.77	$12.67	$12.85	$11.23	$9.03	$14.11	$13.76	$13.68
Value at end of period	$20.39	$19.07	$14.77	$12.67	$12.85	$11.23	$9.03	$14.11	$13.76
Number of accumulation units outstanding at end of period	26,054	30,325	41,382	34,623	26,834	31,908	24,263	17,635	4,075
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.17	$15.30	$12.95	$13.18	$11.35	$7.99	$13.92	$13.98
Value at end of period	$22.86	$21.17	$15.30	$12.95	$13.18	$11.35	$7.99	$13.92
Number of accumulation units outstanding at end of period	15,859	1,071	7,460	2,350	2,789	5,719	3,001	2,059
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29	$17.53
Value at end of period	$16.62	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29
Number of accumulation units outstanding at end of period	2,145	2,228	2,736	2,412	0	369	193

CFI 57

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.38	$11.20	$9.48	$10.84	$10.02	$7.64
Value at end of period	$12.41	$13.38	$11.20	$9.48	$10.84	$10.02
Number of accumulation units outstanding at end of period	7,243	8,415	8,710	0	0	9
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$21.38	$16.42	$13.54	$14.41	$13.42	$10.17	$16.94	$17.22
Value at end of period	$20.70	$21.38	$16.42	$13.54	$14.41	$13.42	$10.17	$16.94
Number of accumulation units outstanding at end of period	14,717	15,118	22,892	24,665	25,044	4,007	1,867	1,302
WANGER INTERNATIONAL
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.12	$10.79	$8.93	$10.52	$8.47	$5.69	$10.10
Value at end of period	$12.47	$13.12	$10.79	$8.93	$10.52	$8.47	$5.69
Number of accumulation units outstanding at end of period	15,924	17,589	9,794	0	0	2,446	1,655
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.32	$15.68
Value at end of period	$17.76	$17.32
Number of accumulation units outstanding at end of period	11,448	10,783
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$18.32	$13.99	$12.53	$11.80	$10.48	$8.87	$13.36	$12.95	$12.89
Value at end of period	$20.22	$18.32	$13.99	$12.53	$11.80	$10.48	$8.87	$13.36	$12.95
Number of accumulation units outstanding at end of period	61,302	49,405	35,726	57,285	65,435	45,167	43,421	24,836	2,029
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.56	$16.45	$14.59	$15.01	$12.33	$9.55	$13.42
Value at end of period	$24.07	$22.56	$16.45	$14.59	$15.01	$12.33	$9.55
Number of accumulation units outstanding at end of period	0	0	0	0	5,409	5,977	5,092

TABLE 10
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2014)
Value at beginning of period	$27.08
Value at end of period	$26.81
Number of accumulation units outstanding at end of period	2,195
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.84	$14.77	$13.03	$12.65	$11.28	$9.38	$12.73	$12.04	$10.85	$10.66
Value at end of period	$19.27	$17.84	$14.77	$13.03	$12.65	$11.28	$9.38	$12.73	$12.04	$10.85
Number of accumulation units outstanding at end of period	127	0	0	0	69,208	22,804	17,376	31,686	21,336	17,985

CFI 58

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.86
Value at end of period	$16.11
Number of accumulation units outstanding at end of period	4,634
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.26	$17.83	$15.06	$17.57	$16.18	$11.71	$19.85	$16.81	$13.91	$13.09
Value at end of period	$20.55	$21.26	$17.83	$15.06	$17.57	$16.18	$11.71	$19.85	$16.81	$13.91
Number of accumulation units outstanding at end of period	802	438	0	4,156	9,155	29,569	9,009	9,275	9,072	5,701
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.13	$17.00	$14.73	$15.24	$13.11	$9.74	$17.09	$14.66	$13.24	$11.41
Value at end of period	$24.56	$22.13	$17.00	$14.73	$15.24	$13.11	$9.74	$17.09	$14.66	$13.24
Number of accumulation units outstanding at end of period	26,700	3,468	3,332	7,266	83,353	76,731	31,158	37,755	34,072	30,702
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2011)
Value at beginning of period	$17.06	$13.42	$11.54	$11.23
Value at end of period	$18.39	$17.06	$13.42	$11.54
Number of accumulation units outstanding at end of period	2,810	0	0	619
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.01
Value at end of period	$19.09
Number of accumulation units outstanding at end of period	3,184
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during May 2014)
Value at beginning of period	$24.47
Value at end of period	$24.36
Number of accumulation units outstanding at end of period	1,378
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during December 2007)
Value at beginning of period	$24.66	$18.22	$15.49	$16.20	$12.72	$9.91	$14.89	$14.76
Value at end of period	$24.64	$24.66	$18.22	$15.49	$16.20	$12.72	$9.91	$14.89
Number of accumulation units outstanding at end of period	199	0	0	2,021	18,415	2,759	48	35
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during March 2006)
Value at beginning of period	$21.13	$15.35	$13.95	$14.76	$11.57	$8.13	$14.24	$12.83	$12.72
Value at end of period	$22.58	$21.13	$15.35	$13.95	$14.76	$11.57	$8.13	$14.24	$12.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	701	701
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.41
Value at end of period	$14.62
Number of accumulation units outstanding at end of period	10,607
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.51
Value at end of period	$20.34
Number of accumulation units outstanding at end of period	9,398
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$19.12	$14.76	$12.98	$13.60	$10.90	$7.91
Value at end of period	$21.20	$19.12	$14.76	$12.98	$13.60	$10.90
Number of accumulation units outstanding at end of period	175	0	0	0	22,940	4,730

CFI 59

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.32
Value at end of period	$17.32
Number of accumulation units outstanding at end of period	1,186
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during August 2011)
Value at beginning of period	$21.93	$17.43	$14.54	$15.08
Value at end of period	$22.46	$21.93	$17.43	$14.54
Number of accumulation units outstanding at end of period	183	0	0	234
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.34	$11.95	$10.58	$10.82	$9.97	$6.99	$12.55
Value at end of period	$17.54	$15.34	$11.95	$10.58	$10.82	$9.97	$6.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	41	302
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during December 2007)
Value at beginning of period	$37.49	$34.82	$29.00	$35.64	$28.25	$15.65	$30.30	$29.79
Value at end of period	$35.45	$37.49	$34.82	$29.00	$35.64	$28.25	$15.65	$30.30
Number of accumulation units outstanding at end of period	1,072	17	23	0	0	2,111	2,073	741
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.01	$13.85	$12.53	$12.85	$11.56	$9.43
Value at end of period	$17.18	$16.01	$13.85	$12.53	$12.85	$11.56
Number of accumulation units outstanding at end of period	9	9	0	0	7,942	7,165
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.22	$15.77	$14.60	$13.17	$12.27	$10.44	$11.69
Value at end of period	$14.55	$14.22	$15.77	$14.60	$13.17	$12.27	$10.44
Number of accumulation units outstanding at end of period	0	214	177	141	0	4,365	215
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$8.95
Value at end of period	$7.52
Number of accumulation units outstanding at end of period	354
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during March 2014)
Value at beginning of period	$18.20	$16.31	$14.28	$14.63	$12.52	$7.78	$12.43	$11.70	$10.65	$10.47
Value at end of period	$18.05	$18.20	$16.31	$14.28	$14.63	$12.52	$7.78	$12.43	$11.70	$10.65
Number of accumulation units outstanding at end of period	397	0	0	0	17,477	13,715	12,895	16,279	15,796	18,812
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.39	$15.35	$13.03	$15.02	$13.94	$11.17
Value at end of period	$17.18	$19.39	$15.35	$13.03	$15.02	$13.94
Number of accumulation units outstanding at end of period	0	0	0	0	22,754	14,081
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01	$14.90	$14.80
Value at end of period	$21.83	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01	$14.90
Number of accumulation units outstanding at end of period	5,873	420	0	2,776	18,667	39,038	908	290

CFI 60

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.39	$15.69	$14.12	$13.49	$12.14	$9.83	$13.94	$13.55	$11.35	$11.32
Value at end of period	$19.78	$18.39	$15.69	$14.12	$13.49	$12.14	$9.83	$13.94	$13.55	$11.35
Number of accumulation units outstanding at end of period	104	104	0	3,353	7,599	6,445	5,980	6,688	6,224	2,996
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$20.21	$15.71	$14.00	$12.99
Value at end of period	$22.28	$20.21	$15.71	$14.00
Number of accumulation units outstanding at end of period	0	0	0	289
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$23.42	$16.15	$14.24	$13.93
Value at end of period	$23.96	$23.42	$16.15	$14.24
Number of accumulation units outstanding at end of period	0	0	0	3,373
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.19	$15.55	$14.48	$14.08	$13.15	$11.73	$11.81	$10.84	$10.47	$10.30
Value at end of period	$15.90	$15.19	$15.55	$14.48	$14.08	$13.15	$11.73	$11.81	$10.84	$10.47
Number of accumulation units outstanding at end of period	5,317	94	48	0	26,822	27,386	25,259	25,287	26,371	22,213
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$22.71
Value at end of period	$25.17
Number of accumulation units outstanding at end of period	659
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.75	$13.38	$12.48	$12.11	$10.53	$8.72	$9.40
Value at end of period	$12.71	$12.75	$13.38	$12.48	$12.11	$10.53	$8.72
Number of accumulation units outstanding at end of period	0	4,774	4,602	4,433	0	0	3,831
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.31	$14.64	$14.30	$13.37	$12.64	$12.22
Value at end of period	$14.94	$14.31	$14.64	$14.30	$13.37	$12.64
Number of accumulation units outstanding at end of period	195	0	0	0	0	3,661
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.49	$16.65	$15.34
Value at end of period	$17.60	$17.49	$16.65
Number of accumulation units outstanding at end of period	0	0	230
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.97	$12.88	$11.35	$11.45	$10.14	$8.30	$13.33	$12.80	$11.27	$11.09
Value at end of period	$19.16	$16.97	$12.88	$11.35	$11.45	$10.14	$8.30	$13.33	$12.80	$11.27
Number of accumulation units outstanding at end of period	4,036	0	0	0	18,578	51,915	8,630	10,666	11,170	10,176
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.13	$15.83	$13.57	$13.84	$11.45	$8.77	$14.16	$13.54	$12.48	$12.08
Value at end of period	$22.95	$21.13	$15.83	$13.57	$13.84	$11.45	$8.77	$14.16	$13.54	$12.48
Number of accumulation units outstanding at end of period	117	117	0	82	23,838	4,679	3,185	2,032	1,630	1,850
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.35	$14.38	$12.90	$13.11	$10.76	$8.70	$13.20	$14.20	$12.58	$11.79
Value at end of period	$21.27	$20.35	$14.38	$12.90	$13.11	$10.76	$8.70	$13.20	$14.20	$12.58
Number of accumulation units outstanding at end of period	0	0	0	82	13,191	6,633	4,821	3,815	4,306	4,787

CFI 61

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.39
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	5,169
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.86
Value at end of period	$15.52
Number of accumulation units outstanding at end of period	10,805
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.73
Value at end of period	$16.52
Number of accumulation units outstanding at end of period	8,278
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.17
Value at end of period	$17.07
Number of accumulation units outstanding at end of period	382
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.44	$14.62	$13.49	$12.58	$11.52	$10.26	$11.45	$10.87	$10.52	$10.29
Value at end of period	$15.31	$14.44	$14.62	$13.49	$12.58	$11.52	$10.26	$11.45	$10.87	$10.52
Number of accumulation units outstanding at end of period	2,809	0	0	0	32,286	24,415	26,139	27,477	28,101	24,426
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.37	$14.50	$13.36	$12.52	$11.49	$10.38	$11.44	$11.33
Value at end of period	$15.20	$14.37	$14.50	$13.36	$12.52	$11.49	$10.38	$11.44
Number of accumulation units outstanding at end of period	72	982	757	645	4,651	4,893	231	15
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$9.17
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	7
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2006)
Value at beginning of period	$16.38	$13.58	$11.44	$13.51	$13.24	$10.46	$18.35	$16.25	$13.69
Value at end of period	$15.51	$16.38	$13.58	$11.44	$13.51	$13.24	$10.46	$18.35	$16.25
Number of accumulation units outstanding at end of period	0	0	0	0	1,365	1,635	76	125	33
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.74
Value at end of period	$17.83
Number of accumulation units outstanding at end of period	1,297
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.86	$9.90	$8.70	$8.48	$7.16	$6.40	$9.24	$9.24
Value at end of period	$14.04	$12.86	$9.90	$8.70	$8.48	$7.16	$6.40	$9.24
Number of accumulation units outstanding at end of period	0	0	0	9,389	0	2,042	921	240

CFI 62

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.13
Value at end of period	$13.23
Number of accumulation units outstanding at end of period	1,852
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.78
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	1,900
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during March 2006)
Value at beginning of period	$21.68	$16.95	$14.16	$17.28	$13.93	$9.62	$20.07	$18.29	$16.24
Value at end of period	$20.26	$21.68	$16.95	$14.16	$17.28	$13.93	$9.62	$20.07	$18.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	8,544	0	0	2,439
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.18	$10.94	$9.98	$10.51	$9.13	$7.39	$10.92
Value at end of period	$16.22	$14.18	$10.94	$9.98	$10.51	$9.13	$7.39
Number of accumulation units outstanding at end of period	6,248	198	0	215	0	152	302
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$21.46	$21.18	$18.45	$16.96	$13.37	$10.36	$16.04	$19.31	$14.26	$12.76
Value at end of period	$27.80	$21.46	$21.18	$18.45	$16.96	$13.37	$10.36	$16.04	$19.31	$14.26
Number of accumulation units outstanding at end of period	8,222	19	0	0	13,307	0	0	254	254	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.02	$10.69	$9.32	$9.15	$8.21	$6.97
Value at end of period	$15.72	$14.02	$10.69	$9.32	$9.15	$8.21
Number of accumulation units outstanding at end of period	251	413	0	0	837	667
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$16.23
Value at end of period	$17.35
Number of accumulation units outstanding at end of period	9,241
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$16.32
Value at end of period	$17.38
Number of accumulation units outstanding at end of period	2,548
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$23.68
Value at end of period	$25.92
Number of accumulation units outstanding at end of period	10,127
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.49	$12.44	$11.23	$11.38	$10.80
Value at end of period	$14.18	$13.49	$12.44	$11.23	$11.38
Number of accumulation units outstanding at end of period	608	2,902	2,432	4,039	8,821
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.88	$12.87	$11.41	$11.84	$11.06
Value at end of period	$15.61	$14.88	$12.87	$11.41	$11.84
Number of accumulation units outstanding at end of period	3,040	0	0	0	17,376

CFI 63

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.64	$13.07	$11.42	$12.05	$11.22
Value at end of period	$16.42	$15.64	$13.07	$11.42	$12.05
Number of accumulation units outstanding at end of period	1,217	0	88	3,782	1,464
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.15	$13.16	$11.46	$12.17	$11.27
Value at end of period	$17.02	$16.15	$13.16	$11.46	$12.17
Number of accumulation units outstanding at end of period	81	0	88	772	3,589
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$15.85
Value at end of period	$16.25
Number of accumulation units outstanding at end of period	255
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.77	$12.01	$11.00	$10.96
Value at end of period	$13.43	$12.77	$12.01	$11.00
Number of accumulation units outstanding at end of period	0	0	0	1,040
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.29	$13.72	$12.29	$12.14	$11.00	$9.39	$12.36	$11.75	$10.91	$10.87
Value at end of period	$16.20	$15.29	$13.72	$12.29	$12.14	$11.00	$9.39	$12.36	$11.75	$10.91
Number of accumulation units outstanding at end of period	291	177	0	0	2,870	2,869	2,869	2,899	2,805	72
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.16	$13.28	$11.62	$12.04	$10.71	$8.61	$13.54	$12.97	$11.53	$11.39
Value at end of period	$17.12	$16.16	$13.28	$11.62	$12.04	$10.71	$8.61	$13.54	$12.97	$11.53
Number of accumulation units outstanding at end of period	2,358	1,772	0	0	2,001	2,028	2,026	2,338	2,127	855
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.64	$13.50	$11.95	$12.09	$10.86	$8.97	$12.98	$12.38	$11.20	$11.14
Value at end of period	$16.59	$15.64	$13.50	$11.95	$12.09	$10.86	$8.97	$12.98	$12.38	$11.20
Number of accumulation units outstanding at end of period	1,534	1,450	0	0	1,167	1,167	1,246	1,278	960	357
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.21
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	7,107
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$24.52	$18.75	$16.19	$16.79	$13.82	$10.23	$14.00	$14.48	$12.60	$12.43
Value at end of period	$27.45	$24.52	$18.75	$16.19	$16.79	$13.82	$10.23	$14.00	$14.48	$12.60
Number of accumulation units outstanding at end of period	0	0	0	0	4,255	4,602	4,516	4,396	5,423	5,347
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$26.27	$19.01	$15.96	$15.68	$12.45	$9.25	$15.82	$15.42
Value at end of period	$27.29	$26.27	$19.01	$15.96	$15.68	$12.45	$9.25	$15.82
Number of accumulation units outstanding at end of period	2,710	15	0	0	785	1,063	663	522

CFI 64

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.52	$13.33	$11.60	$10.65	$8.37	$5.76
Value at end of period	$17.47	$13.52	$13.33	$11.60	$10.65	$8.37
Number of accumulation units outstanding at end of period	2,428	0	0	97	0	43
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$16.25
Value at end of period	$16.80
Number of accumulation units outstanding at end of period	2,917
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$22.05	$16.29	$14.28	$16.12	$12.62	$9.11	$15.05	$14.53
Value at end of period	$23.26	$22.05	$16.29	$14.28	$16.12	$12.62	$9.11	$15.05
Number of accumulation units outstanding at end of period	239	0	0	5,080	9,105	11,360	10,446	12,990
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$18.73	$13.94	$11.80	$12.11	$10.56	$8.26	$11.74
Value at end of period	$20.35	$18.73	$13.94	$11.80	$12.11	$10.56	$8.26
Number of accumulation units outstanding at end of period	0	0	0	0	6,153	5,469	4
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.44
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	585
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.15	$15.09	$12.74	$15.67	$13.10	$10.24
Value at end of period	$14.20	$14.15	$15.09	$12.74	$15.67	$13.10
Number of accumulation units outstanding at end of period	5,504	0	0	1,893	0	2,812
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$24.24	$18.51	$15.49	$15.29	$12.49	$9.98	$13.89
Value at end of period	$27.75	$24.24	$18.51	$15.49	$15.29	$12.49	$9.98
Number of accumulation units outstanding at end of period	0	0	0	0	143	16,194	10
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.16	$15.18	$12.56	$13.77	$11.95	$8.62	$14.54	$13.74	$11.73	$11.23
Value at end of period	$19.47	$19.16	$15.18	$12.56	$13.77	$11.95	$8.62	$14.54	$13.74	$11.73
Number of accumulation units outstanding at end of period	18,396	34	0	0	20,345	21,131	15,806	19,345	18,664	19,149
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00	$12.96
Value at end of period	$22.25	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00
Number of accumulation units outstanding at end of period	29,184	0	0	0	0	1,854	457	69
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$21.23	$16.99
Value at end of period	$23.60	$21.23
Number of accumulation units outstanding at end of period	14	14

CFI 65

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.98	$14.71	$12.62	$12.80	$11.20	$9.01	$14.09	$13.74	$11.60	$11.44
Value at end of period	$20.28	$18.98	$14.71	$12.62	$12.80	$11.20	$9.01	$14.09	$13.74	$11.60
Number of accumulation units outstanding at end of period	0	0	0	0	4,214	4,729	4,201	3,404	2,906	1,867
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.07	$15.23	$12.90	$13.13	$11.32	$7.97	$13.89	$12.73	$11.31	$10.84
Value at end of period	$22.74	$21.07	$15.23	$12.90	$13.13	$11.32	$7.97	$13.89	$12.73	$11.31
Number of accumulation units outstanding at end of period	678	0	0	0	15,537	17,282	14,305	15,796	15,364	14,356
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.29	$16.37	$13.50	$14.38	$13.40	$10.88
Value at end of period	$20.61	$21.29	$16.37	$13.50	$14.38	$13.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	21,713
WANGER INTERNATIONAL
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.08	$11.34
Value at end of period	$12.42	$13.08
Number of accumulation units outstanding at end of period	478	658
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during September 2010)
Value at beginning of period	$18.23	$13.93	$12.48	$11.75	$10.88
Value at end of period	$20.11	$18.23	$13.93	$12.48	$11.75
Number of accumulation units outstanding at end of period	0	0	0	0	32,227

TABLE 11
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.96	$9.68	$8.48	$9.00	$8.26	$7.13
Value at end of period	$13.50	$12.96	$9.68	$8.48	$9.00	$8.26
Number of accumulation units outstanding at end of period	159	95	28	12	142	5,230
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during December 2007)
Value at beginning of period	$17.49	$13.11	$11.24	$10.72	$9.54	$7.94	$13.50	$13.87
Value at end of period	$18.90	$17.49	$13.11	$11.24	$10.72	$9.54	$7.94	$13.50
Number of accumulation units outstanding at end of period	342	0	0	0	81	3,327	6,593	2,444
ALLIANZGI NFJ DIVIDEND VALUE FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$20.33	$15.91	$14.07	$13.74	$12.03
Value at end of period	$22.13	$20.33	$15.91	$14.07	$13.74
Number of accumulation units outstanding at end of period	5,503	5,794	5,329	0	9,393
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2006)
Value at beginning of period	$26.43	$20.23	$18.46	$18.21	$14.68	$11.93	$16.33	$15.50	$13.76
Value at end of period	$26.66	$26.43	$20.23	$18.46	$18.21	$14.68	$11.93	$16.33	$15.50
Number of accumulation units outstanding at end of period	1,750	1,904	1,467	1,902	1,781	382	0	0	4,226

CFI 66

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.56	$15.22	$13.79	$14.16	$12.30	$12.09
Value at end of period	$21.00	$18.56	$15.22	$13.79	$14.16	$12.30
Number of accumulation units outstanding at end of period	1,018	22,336	417	5,480	40	47
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$19.02	$14.77	$13.58	$13.42	$11.52
Value at end of period	$20.60	$19.02	$14.77	$13.58	$13.42
Number of accumulation units outstanding at end of period	1,003	650	253	2,308	1,498
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$17.75	$14.70	$12.98	$12.61	$11.25	$9.36	$12.70	$12.02	$10.84	$10.59
Value at end of period	$19.16	$17.75	$14.70	$12.98	$12.61	$11.25	$9.36	$12.70	$12.02	$10.84
Number of accumulation units outstanding at end of period	6,135	4,463	9,466	8,504	13,238	8,334	2,362	3,647	4,232	7,050
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.98	$13.29	$12.57	$11.22	$10.72	$10.39
Value at end of period	$12.19	$11.98	$13.29	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	20,565	45,173	35,955	49,704	35,658	1,151
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$21.30	$14.69	$12.42	$13.52	$11.40	$7.05	$12.00	$12.28	$11.16	$10.94
Value at end of period	$22.84	$21.30	$14.69	$12.42	$13.52	$11.40	$7.05	$12.00	$12.28	$11.16
Number of accumulation units outstanding at end of period	1,687	0	10,780	10,574	8,673	791	90	0	0	10,606
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2014)
Value at beginning of period	$20.88
Value at end of period	$21.54
Number of accumulation units outstanding at end of period	2,658
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2009)
Value at beginning of period	$19.92	$16.03	$12.88	$13.99	$13.31	$13.47
Value at end of period	$19.58	$19.92	$16.03	$12.88	$13.99	$13.31
Number of accumulation units outstanding at end of period	0	427	0	0	0	42
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.06	$13.80	$12.41	$12.26
Value at end of period	$18.50	$17.06	$13.80	$12.41
Number of accumulation units outstanding at end of period	23,369	25,345	17,912	4,207
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during December 2009)
Value at beginning of period	$23.28	$17.57	$15.62	$15.80	$12.65	$12.23
Value at end of period	$24.63	$23.28	$17.57	$15.62	$15.80	$12.65
Number of accumulation units outstanding at end of period	1,065	140	84	21	111	46
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.43	$14.88	$12.59	$13.73	$12.85	$12.87
Value at end of period	$19.01	$18.43	$14.88	$12.59	$13.73	$12.85
Number of accumulation units outstanding at end of period	11,279	13,624	10,955	8,823	13,517	1,080

CFI 67

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.26
Value at end of period	$18.92
Number of accumulation units outstanding at end of period	2,619
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.44	$10.76	$9.30	$9.78	$8.01	$5.59
Value at end of period	$16.06	$14.44	$10.76	$9.30	$9.78	$8.01
Number of accumulation units outstanding at end of period	3,777	2,925	1,073	828	688	279
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.37	$15.41	$13.19	$14.31	$12.15	$11.99
Value at end of period	$21.39	$20.37	$15.41	$13.19	$14.31	$12.15
Number of accumulation units outstanding at end of period	10,866	12,601	12,100	7,676	15,029	118
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.75	$11.80	$9.85	$12.17
Value at end of period	$14.62	$14.75	$11.80	$9.85
Number of accumulation units outstanding at end of period	2,187	1,924	0	1,172
DODGE & COX STOCK FUND
(Funds were first received in this option during June 2014)
Value at beginning of period	$19.18
Value at end of period	$20.22
Number of accumulation units outstanding at end of period	5,735
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.65	$14.53	$12.64	$13.33	$12.21	$11.75
Value at end of period	$20.54	$18.65	$14.53	$12.64	$13.33	$12.21
Number of accumulation units outstanding at end of period	2,790	2,513	2,199	1,828	1,465	1,034
EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$21.16	$17.75	$15.00	$17.50	$16.13	$11.69	$19.81	$16.79	$13.90	$11.57
Value at end of period	$20.44	$21.16	$17.75	$15.00	$17.50	$16.13	$11.69	$19.81	$16.79	$13.90
Number of accumulation units outstanding at end of period	36,186	29,874	23,175	19,182	32,519	38,673	28,232	32,345	17,403	15,396
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.22	$13.85	$12.04	$12.24	$10.37
Value at end of period	$19.78	$18.22	$13.85	$12.04	$12.24
Number of accumulation units outstanding at end of period	5,492	2,039	2,227	0	1,363
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.02	$16.92	$14.67	$15.19	$13.07	$9.72	$17.06	$14.64	$13.22	$11.41
Value at end of period	$24.43	$22.02	$16.92	$14.67	$15.19	$13.07	$9.72	$17.06	$14.64	$13.22
Number of accumulation units outstanding at end of period	48,384	37,564	61,609	65,578	67,925	36,492	35,797	40,579	36,898	11,040
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.97	$13.36	$11.50	$11.49	$10.07	$7.80	$13.73	$13.64	$11.64
Value at end of period	$18.29	$16.97	$13.36	$11.50	$11.49	$10.07	$7.80	$13.73	$13.64
Number of accumulation units outstanding at end of period	6,249	14,935	14,279	14,844	14,226	16,037	10,882	135	952
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.21	$12.74	$11.21	$11.29	$9.17	$7.21	$10.67
Value at end of period	$18.99	$17.21	$12.74	$11.21	$11.29	$9.17	$7.21
Number of accumulation units outstanding at end of period	3,079	3,637	2,909	2,802	3,640	4,605	4,256

CFI 68

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2007)
Value at beginning of period	$23.24	$18.68	$16.60	$17.23	$15.62	$13.01	$17.89	$18.10
Value at end of period	$24.23	$23.24	$18.68	$16.60	$17.23	$15.62	$13.01	$17.89
Number of accumulation units outstanding at end of period	16,110	4,863	16,230	15,632	20,575	20,036	19,734	5,860
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during February 2006)
Value at beginning of period	$24.54	$18.14	$15.43	$16.14	$12.68	$9.89	$14.86	$15.33	$14.16
Value at end of period	$24.51	$24.54	$18.14	$15.43	$16.14	$12.68	$9.89	$14.86	$15.33
Number of accumulation units outstanding at end of period	4,276	3,758	1,772	5,334	4,822	2,888	4,391	14,341	15,278
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$21.03	$15.28	$13.89	$14.71	$11.53	$8.11	$14.21	$12.81	$12.61
Value at end of period	$22.45	$21.03	$15.28	$13.89	$14.71	$11.53	$8.11	$14.21	$12.81
Number of accumulation units outstanding at end of period	6,046	3,417	3,290	3,075	3,228	177	0	11,457	8,746
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.49	$10.34	$8.90	$9.15	$8.09	$5.69
Value at end of period	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09
Number of accumulation units outstanding at end of period	9,613	42,283	7,107	3,076	5,736	2,800
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$18.39	$14.46	$14.12
Value at end of period	$19.66	$18.39	$14.46
Number of accumulation units outstanding at end of period	9	8	1
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2007)
Value at beginning of period	$58.42	$41.26	$34.38	$33.22	$31.96	$25.24	$35.48	$33.97
Value at end of period	$69.85	$58.42	$41.26	$34.38	$33.22	$31.96	$25.24	$35.48
Number of accumulation units outstanding at end of period	1,580	2,215	1,506	1,518	679	614	914	1,130
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$19.48	$15.18	$13.84	$14.86	$13.29	$10.28	$14.26	$13.06	$11.83	$11.08
Value at end of period	$20.23	$19.48	$15.18	$13.84	$14.86	$13.29	$10.28	$14.26	$13.06	$11.83
Number of accumulation units outstanding at end of period	3,498	12,935	17,525	15,806	15,256	12,752	11,543	15,455	16,112	15,422
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2010)
Value at beginning of period	$26.33	$18.38	$15.11	$16.57	$14.18
Value at end of period	$28.01	$26.33	$18.38	$15.11	$16.57
Number of accumulation units outstanding at end of period	8,010	5,559	932	1,688	4,433
LAZARD EMERGING MARKETS EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.56
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	4
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.08
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	106,549
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$24.32	$15.58	$14.22	$15.59
Value at end of period	$24.94	$24.32	$15.58	$14.22
Number of accumulation units outstanding at end of period	2,781	2,611	0	1,819

CFI 69

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2014)
Value at beginning of period	$17.74
Value at end of period	$18.59
Number of accumulation units outstanding at end of period	182
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during June 2007)
Value at beginning of period	$19.02	$14.70	$12.93	$13.56	$10.87	$8.64	$14.37	$15.99
Value at end of period	$21.08	$19.02	$14.70	$12.93	$13.56	$10.87	$8.64	$14.37
Number of accumulation units outstanding at end of period	15,744	14,416	13,421	12,081	10,961	3,467	3,469	4,785
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during April 2014)
Value at beginning of period	$26.65	$20.08	$18.29	$19.31	$15.40	$11.95	$17.45	$15.91	$13.31	$11.84
Value at end of period	$26.97	$26.65	$20.08	$18.29	$19.31	$15.40	$11.95	$17.45	$15.91	$13.31
Number of accumulation units outstanding at end of period	452	0	18,772	18,663	17,784	17,324	14,917	18,185	17,820	26,840
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$19.18	$14.85	$14.85
Value at end of period	$21.23	$19.18	$14.85
Number of accumulation units outstanding at end of period	980	1,015	1,015
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.95	$13.23	$12.15	$12.41
Value at end of period	$17.74	$17.95	$13.23	$12.15
Number of accumulation units outstanding at end of period	17	4,352	0	3,250
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.77	$11.53	$10.49	$10.92	$8.98	$6.95	$11.47	$11.48
Value at end of period	$17.24	$15.77	$11.53	$10.49	$10.92	$8.98	$6.95	$11.47
Number of accumulation units outstanding at end of period	10,706	8,642	8,713	980	20,479	15,321	9,517	4,830
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2006)
Value at beginning of period	$21.82	$17.35	$14.48	$15.81	$14.14	$10.37	$16.82	$14.62	$12.70
Value at end of period	$22.33	$21.82	$17.35	$14.48	$15.81	$14.14	$10.37	$16.82	$14.62
Number of accumulation units outstanding at end of period	210	6,268	7,884	6,756	10,046	10,762	6,236	10,684	14,643
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
Value at beginning of period	$15.26	$11.89	$10.53	$10.78	$9.94	$6.97	$12.98	$11.49	$10.76	$10.35
Value at end of period	$17.44	$15.26	$11.89	$10.53	$10.78	$9.94	$6.97	$12.98	$11.49	$10.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	19,204	0	495	2,336
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$37.30	$34.67	$28.89	$35.52	$28.17	$15.61	$22.51
Value at end of period	$35.26	$37.30	$34.67	$28.89	$35.52	$28.17	$15.61
Number of accumulation units outstanding at end of period	2,822	6,178	2,725	3,597	2,571	2,345	6,501
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during September 2010)
Value at beginning of period	$20.73	$16.43	$13.67	$15.04	$12.96
Value at end of period	$21.01	$20.73	$16.43	$13.67	$15.04
Number of accumulation units outstanding at end of period	80	80	80	80	80

CFI 70

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.17	$11.74	$11.57
Value at end of period	$11.13	$11.17	$11.74
Number of accumulation units outstanding at end of period	1,473	173	164
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.94	$13.79	$12.48	$12.80	$11.52	$9.56	$13.90	$12.79	$11.79
Value at end of period	$17.09	$15.94	$13.79	$12.48	$12.80	$11.52	$9.56	$13.90	$12.79
Number of accumulation units outstanding at end of period	18,697	15,768	14,984	16,608	16,025	14,314	14,249	13,354	5,564
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.16	$15.72	$14.56	$13.14	$12.24	$10.42	$11.68
Value at end of period	$14.49	$14.16	$15.72	$14.56	$13.14	$12.24	$10.42
Number of accumulation units outstanding at end of period	16,748	18,751	14,008	13,050	11,024	9,823	14,150
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.64	$8.89	$8.00	$10.54	$9.17	$5.30	$11.19
Value at end of period	$7.49	$8.64	$8.89	$8.00	$10.54	$9.17	$5.30
Number of accumulation units outstanding at end of period	2,611	9,003	7,738	5,446	3,524	3,061	2,949
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.11	$16.24	$14.22	$14.58	$12.48	$7.76	$12.40	$11.68	$10.89
Value at end of period	$17.95	$18.11	$16.24	$14.22	$14.58	$12.48	$7.76	$12.40	$11.68
Number of accumulation units outstanding at end of period	14,569	14,895	10,386	8,891	7,894	14,250	14,364	13,741	7,381
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$23.24	$17.84	$15.07	$15.99	$13.87	$9.55	$14.73	$14.79	$12.42	$11.64
Value at end of period	$25.45	$23.24	$17.84	$15.07	$15.99	$13.87	$9.55	$14.73	$14.79	$12.42
Number of accumulation units outstanding at end of period	1,797	0	0	0	0	0	12,382	0	7,996	1,442
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during April 2014)
Value at beginning of period	$19.29	$15.28	$12.98	$14.97	$13.89	$9.34	$17.46	$14.99	$12.59	$11.46
Value at end of period	$17.09	$19.29	$15.28	$12.98	$14.97	$13.89	$9.34	$17.46	$14.99	$12.59
Number of accumulation units outstanding at end of period	220	0	11,986	11,656	11,521	11,162	12,145	13,910	13,973	13,384
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.87	$13.52	$12.28	$10.84
Value at end of period	$21.72	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.87	$13.52	$12.28
Number of accumulation units outstanding at end of period	73,515	55,121	98,714	91,952	128,235	97,630	82,513	56,646	47,231	24,464
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2007)
Value at beginning of period	$18.30	$15.62	$14.07	$13.44	$12.10	$9.80	$13.92	$14.28
Value at end of period	$19.67	$18.30	$15.62	$14.07	$13.44	$12.10	$9.80	$13.92
Number of accumulation units outstanding at end of period	6,452	3,524	2,688	3,198	15,297	12,518	26,878	12,097
THORNBURG INTERNATIONAL VALUE FUND (CLASS R4)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.56	$11.83	$10.31	$12.41
Value at end of period	$12.69	$13.56	$11.83	$10.31
Number of accumulation units outstanding at end of period	3,100	3,013	0	1,983
VANGUARD® EQUITY INCOME PORTFOLIO
Value at beginning of period	$20.11	$15.64	$13.94	$12.78	$11.27	$9.76	$14.28	$13.81	$11.57	$11.23
Value at end of period	$22.16	$20.11	$15.64	$13.94	$12.78	$11.27	$9.76	$14.28	$13.81	$11.57
Number of accumulation units outstanding at end of period	0	0	13,792	13,094	13,527	11,334	9,715	15,814	15,939	20,239

CFI 71

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$23.31	$16.08	$14.18	$14.14	$11.52
Value at end of period	$23.83	$23.31	$16.08	$14.18	$14.14
Number of accumulation units outstanding at end of period	0	0	0	2,019	1,930
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.11	$15.48	$14.42	$14.04	$13.11	$11.70	$11.78	$10.82	$10.46	$10.30
Value at end of period	$15.82	$15.11	$15.48	$14.42	$14.04	$13.11	$11.70	$11.78	$10.82	$10.46
Number of accumulation units outstanding at end of period	40,768	41,499	42,334	30,735	52,835	55,899	33,070	34,881	29,286	9,708
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during March 2009)
Value at beginning of period	$22.97	$17.68	$15.12	$15.26	$13.63	$9.75
Value at end of period	$25.09	$22.97	$17.68	$15.12	$15.26	$13.63
Number of accumulation units outstanding at end of period	0	0	0	0	17	118
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.70	$13.34	$12.45	$12.09	$10.52	$8.71	$10.48
Value at end of period	$12.66	$12.70	$13.34	$12.45	$12.09	$10.52	$8.71
Number of accumulation units outstanding at end of period	11,813	5,571	7,243	9,481	10,964	10,869	9,967
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.30	$18.72	$15.02	$15.99	$14.00	$13.87
Value at end of period	$21.81	$19.30	$18.72	$15.02	$15.99	$14.00
Number of accumulation units outstanding at end of period	1,018	4,407	45	11	0	103
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.72	$13.03	$13.50	$14.95	$13.65
Value at end of period	$12.91	$14.72	$13.03	$13.50	$14.95
Number of accumulation units outstanding at end of period	2,024	0	0	223	1
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.24	$14.57	$14.24	$13.32	$12.61	$12.07	$11.35	$10.78	$10.36
Value at end of period	$14.86	$14.24	$14.57	$14.24	$13.32	$12.61	$12.07	$11.35	$10.78
Number of accumulation units outstanding at end of period	1,284	11,529	6,233	10,237	15,332	8,642	13,957	3,141	4,566
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$20.67	$15.95	$13.90	$13.72
Value at end of period	$22.69	$20.67	$15.95	$13.90
Number of accumulation units outstanding at end of period	0	187	0	25
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$17.42	$16.59	$14.64	$14.10	$12.42	$8.36	$10.86	$10.61	$10.05
Value at end of period	$17.52	$17.42	$16.59	$14.64	$14.10	$12.42	$8.36	$10.86	$10.61
Number of accumulation units outstanding at end of period	5,063	6,676	4,048	4,254	8,947	3,035	0	0	1,708
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$16.89	$12.82	$11.30	$11.41	$10.11	$8.28	$13.30	$12.78	$11.26	$10.78
Value at end of period	$19.06	$16.89	$12.82	$11.30	$11.41	$10.11	$8.28	$13.30	$12.78	$11.26
Number of accumulation units outstanding at end of period	23,683	18,024	14,020	13,211	12,738	18,247	17,295	13,064	2,490	1,586
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$21.02	$15.76	$13.51	$13.79	$11.42	$8.75	$14.14	$13.52	$12.27
Value at end of period	$22.82	$21.02	$15.76	$13.51	$13.79	$11.42	$8.75	$14.14	$13.52
Number of accumulation units outstanding at end of period	8,794	4,981	4,862	7,533	6,754	9,127	7,729	2,862	659

CFI 72

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$20.25	$14.32	$12.85	$13.07	$10.73	$8.67	$13.18	$14.18	$12.93
Value at end of period	$21.16	$20.25	$14.32	$12.85	$13.07	$10.73	$8.67	$13.18	$14.18
Number of accumulation units outstanding at end of period	21,356	20,634	28,222	28,756	27,788	26,729	26,993	27,104	490
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.25	$12.16	$12.02
Value at end of period	$13.92	$13.25	$12.16
Number of accumulation units outstanding at end of period	146	4,461	82
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.75	$12.68	$12.68
Value at end of period	$15.49	$14.75	$12.68
Number of accumulation units outstanding at end of period	37,850	17,688	16,853
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.66	$12.92	$11.29	$11.75	$10.24
Value at end of period	$16.48	$15.66	$12.92	$11.29	$11.75
Number of accumulation units outstanding at end of period	26,641	5,757	5,310	0	1,143
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$16.15	$13.10	$12.80
Value at end of period	$17.03	$16.15	$13.10
Number of accumulation units outstanding at end of period	24,577	8,860	10,650
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$15.60	$12.65	$12.35
Value at end of period	$16.47	$15.60	$12.65
Number of accumulation units outstanding at end of period	3,763	0	136
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.70	$11.86	$11.77
Value at end of period	$13.37	$12.70	$11.86
Number of accumulation units outstanding at end of period	8,382	8,151	7,792
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$14.37	$14.55	$13.43	$12.53	$11.48	$10.23	$11.42	$10.86	$10.51	$10.28
Value at end of period	$15.22	$14.37	$14.55	$13.43	$12.53	$11.48	$10.23	$11.42	$10.86	$10.51
Number of accumulation units outstanding at end of period	21,692	11,831	27,631	32,233	31,063	23,103	30,601	20,544	0	7,602
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.30	$14.44	$13.31	$12.48	$11.46	$10.36	$11.42	$10.86	$10.52	$10.29
Value at end of period	$15.12	$14.30	$14.44	$13.31	$12.48	$11.46	$10.36	$11.42	$10.86	$10.52
Number of accumulation units outstanding at end of period	50,273	58,490	71,680	72,930	84,730	103,996	109,387	99,263	11,930	1,267
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.99	$8.29	$7.03	$8.07	$7.54	$7.50
Value at end of period	$9.32	$9.99	$8.29	$7.03	$8.07	$7.54
Number of accumulation units outstanding at end of period	2,207	1,319	0	0	0	170
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.30	$13.52	$11.39	$13.47	$13.20	$10.43	$18.32	$17.73
Value at end of period	$15.42	$16.30	$13.52	$11.39	$13.47	$13.20	$10.43	$18.32
Number of accumulation units outstanding at end of period	7,774	7,870	7,510	7,456	7,326	7,320	7,406	9,051

CFI 73

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$15.76
Value at end of period	$17.79
Number of accumulation units outstanding at end of period	6,530
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$12.17	$11.22
Value at end of period	$13.27	$12.17
Number of accumulation units outstanding at end of period	490	491
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.81	$9.87	$8.68	$8.46	$7.14	$6.40	$8.38
Value at end of period	$13.98	$12.81	$9.87	$8.68	$8.46	$7.14	$6.40
Number of accumulation units outstanding at end of period	7,350	3,027	2,696	6,901	5,219	0	4,331
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.79	$11.64
Value at end of period	$13.95	$12.79
Number of accumulation units outstanding at end of period	2,397	1,822
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.23	$10.19
Value at end of period	$13.22	$12.23
Number of accumulation units outstanding at end of period	4,839	7,871
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.73	$10.84	$10.95	$11.05	$11.13
Value at end of period	$10.63	$10.73	$10.84	$10.95	$11.05
Number of accumulation units outstanding at end of period	31,236	30,739	1,445	1,466	1,261
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during December 2007)
Value at beginning of period	$21.57	$16.87	$14.11	$17.22	$13.89	$9.60	$20.03	$19.44
Value at end of period	$20.15	$21.57	$16.87	$14.11	$17.22	$13.89	$9.60	$20.03
Number of accumulation units outstanding at end of period	187	0	0	211	199	7,856	7,239	5,379
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.13	$10.90	$9.95	$10.49	$9.11	$7.38	$11.37	$11.56
Value at end of period	$16.15	$14.13	$10.90	$9.95	$10.49	$9.11	$7.38	$11.37
Number of accumulation units outstanding at end of period	3,806	3,618	3,498	3,767	3,632	4,843	4,106	4,980
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$21.35	$21.09	$18.38	$16.90	$13.33	$10.33	$16.01	$19.28	$15.53
Value at end of period	$27.65	$21.35	$21.09	$18.38	$16.90	$13.33	$10.33	$16.01	$19.28
Number of accumulation units outstanding at end of period	2,441	1,289	1,823	2,380	2,117	5	872	5,055	6,354
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$21.70	$16.56	$17.03
Value at end of period	$24.35	$21.70	$16.56
Number of accumulation units outstanding at end of period	5,145	4,861	4,541

CFI 74

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.98	$10.67	$9.30	$9.14	$8.20	$6.96
Value at end of period	$15.67	$13.98	$10.67	$9.30	$9.14	$8.20
Number of accumulation units outstanding at end of period	8,629	2,905	2,880	181	17,724	26,432
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.46	$11.61	$9.99	$10.26	$8.25	$8.04
Value at end of period	$17.29	$15.46	$11.61	$9.99	$10.26	$8.25
Number of accumulation units outstanding at end of period	4,853	251	0	0	0	30
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.63	$12.07	$10.48	$10.99	$8.76	$8.59
Value at end of period	$17.32	$16.63	$12.07	$10.48	$10.99	$8.76
Number of accumulation units outstanding at end of period	2,601	253	0	0	0	28
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$26.85	$19.45	$17.00	$16.98	$13.22
Value at end of period	$28.17	$26.85	$19.45	$17.00	$16.98
Number of accumulation units outstanding at end of period	25	265	258	258	381
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.32	$17.74	$15.57	$16.05	$12.97	$10.22	$13.33
Value at end of period	$25.78	$24.32	$17.74	$15.57	$16.05	$12.97	$10.22
Number of accumulation units outstanding at end of period	3,007	3,908	2,826	343	5,755	2,224	12
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.47	$12.42	$11.22	$11.37	$10.80
Value at end of period	$14.15	$13.47	$12.42	$11.22	$11.37
Number of accumulation units outstanding at end of period	54,098	24,575	6,422	6,874	29,244
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.85	$12.85	$11.40	$11.84	$11.06
Value at end of period	$15.57	$14.85	$12.85	$11.40	$11.84
Number of accumulation units outstanding at end of period	145,213	120,542	53,877	59,796	105,440
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.61	$13.05	$11.41	$12.04	$11.21
Value at end of period	$16.38	$15.61	$13.05	$11.41	$12.04
Number of accumulation units outstanding at end of period	61,816	36,094	18,151	20,670	34,514
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.12	$13.14	$11.45	$12.16	$11.27
Value at end of period	$16.98	$16.12	$13.14	$11.45	$12.16
Number of accumulation units outstanding at end of period	33,324	19,013	26,307	27,988	35,014
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.36	$12.51	$10.91	$11.57	$11.53
Value at end of period	$16.22	$15.36	$12.51	$10.91	$11.57
Number of accumulation units outstanding at end of period	8,900	3,874	1,047	448	1

CFI 75

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.75	$11.99	$10.99	$11.02	$10.51
Value at end of period	$13.40	$12.75	$11.99	$10.99	$11.02
Number of accumulation units outstanding at end of period	3,261	1,997	451	13,252	19,072
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$15.21	$13.66	$12.24	$12.10	$10.97	$9.37	$12.33	$11.73	$10.90	$10.56
Value at end of period	$16.11	$15.21	$13.66	$12.24	$12.10	$10.97	$9.37	$12.33	$11.73	$10.90
Number of accumulation units outstanding at end of period	48,672	39,249	40,352	23,340	30,228	1,338	9,619	48,249	1,062	413
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.08	$13.22	$11.57	$12.00	$10.68	$8.59	$13.52	$12.95	$11.52	$10.91
Value at end of period	$17.03	$16.08	$13.22	$11.57	$12.00	$10.68	$8.59	$13.52	$12.95	$11.52
Number of accumulation units outstanding at end of period	76,809	69,535	66,016	41,447	35,797	8,729	8,034	54,737	27,296	1,258
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.57	$13.44	$11.91	$12.05	$10.83	$8.95	$12.95	$12.36	$11.19	$10.76
Value at end of period	$16.50	$15.57	$13.44	$11.91	$12.05	$10.83	$8.95	$12.95	$12.36	$11.19
Number of accumulation units outstanding at end of period	87,360	70,384	68,852	30,623	39,860	37,759	55,237	61,033	9,583	176
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.02	$12.42	$12.05	$11.33	$10.75	$10.18
Value at end of period	$12.61	$12.02	$12.42	$12.05	$11.33	$10.75
Number of accumulation units outstanding at end of period	5,903	4,753	5,164	0	0	536
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$24.40	$18.67	$16.12	$16.73	$13.78	$10.21	$13.25
Value at end of period	$27.30	$24.40	$18.67	$16.12	$16.73	$13.78	$10.21
Number of accumulation units outstanding at end of period	3,597	8,767	8,774	6,055	5,806	2,620	4,146
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$26.14	$18.92	$15.89	$15.63	$12.41	$9.23	$15.79	$14.95	$12.81
Value at end of period	$27.14	$26.14	$18.92	$15.89	$15.63	$12.41	$9.23	$15.79	$14.95
Number of accumulation units outstanding at end of period	26,420	32,690	29,533	25,239	28,539	21,831	30,352	7,836	4,837
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.47	$13.28	$11.56	$10.62	$8.35	$6.18	$10.12	$12.36	$10.42
Value at end of period	$17.39	$13.47	$13.28	$11.56	$10.62	$8.35	$6.18	$10.12	$12.36
Number of accumulation units outstanding at end of period	22,802	2,965	7,715	12,508	11,681	8,180	6,278	2,250	17,241
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.89	$11.85	$10.61	$11.19	$10.03	$7.66	$12.67	$12.22	$10.98
Value at end of period	$17.83	$15.89	$11.85	$10.61	$11.19	$10.03	$7.66	$12.67	$12.22
Number of accumulation units outstanding at end of period	7,224	3,626	4,723	4,698	3,745	5,360	4,825	0	5,310
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36	$10.69
Value at end of period	$16.73	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,041	4,050	2,060
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$21.95	$16.23	$14.24	$16.07	$12.59	$9.10	$15.03	$13.21	$12.18
Value at end of period	$23.15	$21.95	$16.23	$14.24	$16.07	$12.59	$9.10	$15.03	$13.21
Number of accumulation units outstanding at end of period	21,304	24,235	16,571	20,562	19,139	10,659	10,060	590	4,825

CFI 76

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.64	$13.88	$11.75	$12.07	$10.53	$8.24	$13.03	$13.40	$11.88
Value at end of period	$20.24	$18.64	$13.88	$11.75	$12.07	$10.53	$8.24	$13.03	$13.40
Number of accumulation units outstanding at end of period	28,016	26,192	25,744	25,859	25,943	58,941	61,633	77,212	5,956
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.44
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	8,566
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.09	$15.04	$12.70	$15.64	$13.08	$6.92
Value at end of period	$14.14	$14.09	$15.04	$12.70	$15.64	$13.08
Number of accumulation units outstanding at end of period	1,544	1,145	0	0	7,475	13,835
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$24.12	$18.43	$15.43	$15.23	$12.45	$9.96	$14.95	$14.68	$13.28
Value at end of period	$27.60	$24.12	$18.43	$15.43	$15.23	$12.45	$9.96	$14.95	$14.68
Number of accumulation units outstanding at end of period	9,569	19,290	9,166	7,847	6,504	3,914	6,889	1,624	3,682
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$21.52
Value at end of period	$22.79
Number of accumulation units outstanding at end of period	3,741
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$19.08	$15.12	$12.52	$13.73	$11.92	$8.60	$14.52	$13.73	$11.48
Value at end of period	$19.38	$19.08	$15.12	$12.52	$13.73	$11.92	$8.60	$14.52	$13.73
Number of accumulation units outstanding at end of period	27,960	27,222	41,071	40,945	38,613	26,412	28,612	30,559	15,152
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$19.43	$17.43	$15.12	$15.34	$12.99	$8.04
Value at end of period	$19.35	$19.43	$17.43	$15.12	$15.34	$12.99
Number of accumulation units outstanding at end of period	7,272	197	0	0	0	58
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36	$12.99	$13.40
Value at end of period	$22.14	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36	$12.99
Number of accumulation units outstanding at end of period	145,806	80,099	63,960	65,960	73,081	77,169	68,703	20,046
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$18.93	$15.06
Value at end of period	$21.06	$18.93
Number of accumulation units outstanding at end of period	0	410
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$21.13	$15.76	$13.67	$14.29	$11.21	$7.72	$13.67	$13.52
Value at end of period	$23.47	$21.13	$15.76	$13.67	$14.29	$11.21	$7.72	$13.67
Number of accumulation units outstanding at end of period	12,252	12,203	11,140	10,535	12,641	14,065	9,311	11,455

CFI 77

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.89	$14.64	$12.57	$12.76	$11.17	$8.99	$14.06	$13.72	$11.59	$11.22
Value at end of period	$20.17	$18.89	$14.64	$12.57	$12.76	$11.17	$8.99	$14.06	$13.72	$11.59
Number of accumulation units outstanding at end of period	19,819	15,972	11,636	12,562	31,330	21,500	10,675	3,984	6,682	2,593
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$20.96	$15.17	$12.85	$13.09	$11.28	$7.95	$13.86	$13.75
Value at end of period	$22.61	$20.96	$15.17	$12.85	$13.09	$11.28	$7.95	$13.86
Number of accumulation units outstanding at end of period	43,571	63,280	64,617	53,407	50,503	22,178	43,180	22,751
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45	$19.10
Value at end of period	$16.46	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45
Number of accumulation units outstanding at end of period	1,556	972	1,029	1,025	4,106	4,231	1,811	105
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$21.21	$16.31	$13.46	$14.34	$13.37	$10.14	$13.42
Value at end of period	$20.53	$21.21	$16.31	$13.46	$14.34	$13.37	$10.14
Number of accumulation units outstanding at end of period	0	0	426	344	295	199	2,324
WANGER INTERNATIONAL
(Funds were first received in this option during February 2011)
Value at beginning of period	$13.04	$10.73	$8.89	$10.42
Value at end of period	$12.38	$13.04	$10.73	$8.89
Number of accumulation units outstanding at end of period	0	1,016	0	142
WANGER USA
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.83	$18.69	$15.69	$16.37	$13.36	$13.17
Value at end of period	$25.84	$24.83	$18.69	$15.69	$16.37	$13.36
Number of accumulation units outstanding at end of period	305	228	129	1,875	1,250	112
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$18.14	$13.87	$12.43	$11.71	$10.42	$8.83	$13.31	$12.91	$11.03	$10.75
Value at end of period	$20.00	$18.14	$13.87	$12.43	$11.71	$10.42	$8.83	$13.31	$12.91	$11.03
Number of accumulation units outstanding at end of period	14,936	15,304	66,226	66,424	61,273	42,549	42,507	20,720	25,930	28,245
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$22.34	$16.30	$14.48	$14.91	$12.25	$9.51	$14.03	$15.39	$12.77	$11.65
Value at end of period	$23.81	$22.34	$16.30	$14.48	$14.91	$12.25	$9.51	$14.03	$15.39	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	968	0	0	3,603

TABLE 12
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$26.29	$20.14	$18.39	$18.15	$14.64	$11.90	$16.30	$15.48	$13.35
Value at end of period	$26.51	$26.29	$20.14	$18.39	$18.15	$14.64	$11.90	$16.30	$15.48
Number of accumulation units outstanding at end of period	1,348	0	0	0	0	0	0	50	31

CFI 78

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during September 2011)
Value at beginning of period	$17.66	$14.64	$12.93	$12.01
Value at end of period	$19.06	$17.66	$14.64	$12.93
Number of accumulation units outstanding at end of period	582	119	119	119
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.95	$13.27	$12.55	$11.49
Value at end of period	$12.16	$11.95	$13.27	$12.55
Number of accumulation units outstanding at end of period	2,532	3,678	5,765	3,176
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.48	$13.59	$11.39	$12.97	$10.39	$6.41	$12.51	$12.84	$11.67
Value at end of period	$21.42	$19.48	$13.59	$11.39	$12.97	$10.39	$6.41	$12.51	$12.84
Number of accumulation units outstanding at end of period	1,438	0	0	0	0	0	0	55	30
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2009)
Value at beginning of period	$19.87	$16.00	$12.86	$13.98	$13.31	$13.16
Value at end of period	$19.52	$19.87	$16.00	$12.86	$13.98	$13.31
Number of accumulation units outstanding at end of period	0	0	0	0	30	7
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.39	$14.85	$12.57	$13.72	$12.84	$12.74
Value at end of period	$18.96	$18.39	$14.85	$12.57	$13.72	$12.84
Number of accumulation units outstanding at end of period	0	0	0	0	176	48
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.60	$14.50	$12.62	$13.32	$12.21	$12.25
Value at end of period	$20.48	$18.60	$14.50	$12.62	$13.32	$12.21
Number of accumulation units outstanding at end of period	1,248	1,232	1,412	1,229	325	67
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during July 2006)
Value at beginning of period	$21.05	$17.67	$14.95	$17.44	$16.08	$11.66	$19.77	$16.77	$14.78
Value at end of period	$20.33	$21.05	$17.67	$14.95	$17.44	$16.08	$11.66	$19.77	$16.77
Number of accumulation units outstanding at end of period	3,117	3,900	3,955	26,182	24,930	16,563	22,505	13,107	12,509
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.91	$16.85	$14.61	$15.13	$13.03	$9.70	$17.03	$14.62	$13.21	$12.21
Value at end of period	$24.30	$21.91	$16.85	$14.61	$15.13	$13.03	$9.70	$17.03	$14.62	$13.21
Number of accumulation units outstanding at end of period	5,161	23,210	21,130	68,096	59,505	23,028	45,442	44,585	41,013	6,802
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.89	$13.31	$11.45	$11.45	$10.04	$7.78	$13.70	$13.62	$12.01
Value at end of period	$18.19	$16.89	$13.31	$11.45	$11.45	$10.04	$7.78	$13.70	$13.62
Number of accumulation units outstanding at end of period	0	2,855	2,170	35,328	34,486	4,485	27,356	28,773	26,550
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.13	$12.68	$11.16	$11.48
Value at end of period	$18.88	$17.13	$12.68	$11.16
Number of accumulation units outstanding at end of period	0	2,871	2,982	2,528

CFI 79

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.12	$18.60	$16.54	$17.17	$15.58	$12.98	$17.85	$16.21	$13.27	$12.27
Value at end of period	$24.10	$23.12	$18.60	$16.54	$17.17	$15.58	$12.98	$17.85	$16.21	$13.27
Number of accumulation units outstanding at end of period	6,413	4,401	1,676	6,750	6,209	6,920	8,471	17,311	15,972	14,771
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during July 2006)
Value at beginning of period	$24.42	$18.06	$15.37	$16.09	$12.64	$9.86	$14.83	$15.31	$14.43
Value at end of period	$24.37	$24.42	$18.06	$15.37	$16.09	$12.64	$9.86	$14.83	$15.31
Number of accumulation units outstanding at end of period	2,316	0	0	8,778	8,107	1,849	6,074	7,625	6,842
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.92	$15.21	$13.84	$14.66	$11.50	$8.09	$14.18	$12.79	$11.29
Value at end of period	$22.33	$20.92	$15.21	$13.84	$14.66	$11.50	$8.09	$14.18	$12.79
Number of accumulation units outstanding at end of period	1,917	0	0	0	2,280	1,854	0	424	223
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.45	$10.32	$8.88	$9.15
Value at end of period	$14.52	$13.45	$10.32	$8.88
Number of accumulation units outstanding at end of period	184	149	108	103
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.39	$15.11	$13.79	$14.81	$13.25	$10.25	$14.23	$13.04	$11.66
Value at end of period	$20.12	$19.39	$15.11	$13.79	$14.81	$13.25	$10.25	$14.23	$13.04
Number of accumulation units outstanding at end of period	809	9,308	8,351	7,339	0	0	0	60	31
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.93	$14.63	$12.88	$13.51	$10.84	$8.62	$14.34	$14.38	$12.89	$11.96
Value at end of period	$20.97	$18.93	$14.63	$12.88	$13.51	$10.84	$8.62	$14.34	$14.38	$12.89
Number of accumulation units outstanding at end of period	955	1,000	1,096	1,055	1,023	2,931	4,635	14,784	13,482	12,264
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$26.52	$19.99	$18.21	$19.24	$15.36	$11.92	$17.42	$15.89	$13.29	$12.32
Value at end of period	$26.82	$26.52	$19.99	$18.21	$19.24	$15.36	$11.92	$17.42	$15.89	$13.29
Number of accumulation units outstanding at end of period	2,969	2,102	618	452	436	1,045	1,587	5,494	4,909	4,324
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.09	$14.78	$12.75	$12.68	$11.19	$8.03	$12.84	$11.61	$10.89	$10.34
Value at end of period	$21.12	$19.09	$14.78	$12.75	$12.68	$11.19	$8.03	$12.84	$11.61	$10.89
Number of accumulation units outstanding at end of period	8,734	8,257	2,201	7,425	5,805	3,517	9,603	20,768	19,180	15,483
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.71	$11.49	$10.46	$10.89	$8.97	$6.94	$11.21
Value at end of period	$17.17	$15.71	$11.49	$10.46	$10.89	$8.97	$6.94
Number of accumulation units outstanding at end of period	234	1,357	1,235	17,379	17,529	16,034	15,562
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during May 2008)
Value at beginning of period	$21.71	$17.27	$14.42	$15.75	$14.10	$10.34	$16.26
Value at end of period	$22.21	$21.71	$17.27	$14.42	$15.75	$14.10	$10.34
Number of accumulation units outstanding at end of period	0	0	0	7,475	7,064	8,819	5,703

CFI 80

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.19	$11.84	$10.49	$10.74	$9.92	$6.96	$12.96	$11.48	$10.75	$10.09
Value at end of period	$17.35	$15.19	$11.84	$10.49	$10.74	$9.92	$6.96	$12.96	$11.48	$10.75
Number of accumulation units outstanding at end of period	1,056	1,139	1,111	942	792	1,458	2,077	7,224	6,916	6,530
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$37.12	$34.51	$28.78	$35.40	$28.09	$15.57	$30.19	$22.72	$18.29	$15.54
Value at end of period	$35.07	$37.12	$34.51	$28.78	$35.40	$28.09	$15.57	$30.19	$22.72	$18.29
Number of accumulation units outstanding at end of period	7,546	2,517	2,094	9,958	16,327	1,352	15,453	18,497	15,870	3,933
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.86	$13.73	$12.43	$12.76	$11.49	$9.54	$13.87	$12.77	$11.62	$11.12
Value at end of period	$17.00	$15.86	$13.73	$12.43	$12.76	$11.49	$9.54	$13.87	$12.77	$11.62
Number of accumulation units outstanding at end of period	30	1	5	15,090	15,187	4,876	15,633	13,933	12,040	8
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.11	$15.66	$14.52	$13.11	$12.22	$12.23
Value at end of period	$14.43	$14.11	$15.66	$14.52	$13.11	$12.22
Number of accumulation units outstanding at end of period	0	0	0	0	176	54
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.02	$16.17	$14.17	$14.53	$12.45	$7.74	$12.38	$11.66	$10.63	$10.39
Value at end of period	$17.86	$18.02	$16.17	$14.17	$14.53	$12.45	$7.74	$12.38	$11.66	$10.63
Number of accumulation units outstanding at end of period	3,054	1,034	788	562	228	227	227	1,653	1,489	1,540
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.12	$17.76	$15.01	$15.93	$13.83	$9.52	$14.70	$14.77	$12.41	$11.40
Value at end of period	$25.31	$23.12	$17.76	$15.01	$15.93	$13.83	$9.52	$14.70	$14.77	$12.41
Number of accumulation units outstanding at end of period	3,085	2,239	1,055	971	760	759	760	442	259	188
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.20	$15.21	$12.93	$14.92	$13.85	$9.32	$17.42	$14.97	$12.58	$11.82
Value at end of period	$17.00	$19.20	$15.21	$12.93	$14.92	$13.85	$9.32	$17.42	$14.97	$12.58
Number of accumulation units outstanding at end of period	4,483	4,144	911	1,303	1,488	1,993	2,746	8,973	8,310	7,803
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.93	$15.02	$12.57	$13.32	$11.96	$8.97	$14.84	$13.50	$12.27	$11.24
Value at end of period	$21.60	$19.93	$15.02	$12.57	$13.32	$11.96	$8.97	$14.84	$13.50	$12.27
Number of accumulation units outstanding at end of period	13,145	9,577	3,410	45,452	46,573	18,254	39,596	30,667	27,334	8,574
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.21	$15.55	$14.01	$13.39	$12.07	$9.78	$13.89	$13.51	$11.74
Value at end of period	$19.56	$18.21	$15.55	$14.01	$13.39	$12.07	$9.78	$13.89	$13.51
Number of accumulation units outstanding at end of period	3,334	87	188	14,185	14,107	3,717	13,921	17,293	16,742
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.04	$15.41	$14.36	$13.99	$13.07	$11.67	$11.76	$10.81	$10.45	$10.34
Value at end of period	$15.73	$15.04	$15.41	$14.36	$13.99	$13.07	$11.67	$11.76	$10.81	$10.45
Number of accumulation units outstanding at end of period	6,756	18,365	17,574	25,450	21,188	2,107	22,842	29,634	26,196	10,130

CFI 81

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$22.91	$17.64	$15.10	$15.58
Value at end of period	$25.02	$22.91	$17.64	$15.10
Number of accumulation units outstanding at end of period	0	618	573	531
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.66	$13.30	$12.42	$12.07	$10.50	$8.71	$10.66
Value at end of period	$12.61	$12.66	$13.30	$12.42	$12.07	$10.50	$8.71
Number of accumulation units outstanding at end of period	0	0	0	11,281	16,364	4,263	3,972
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.25	$18.69	$15.00	$15.38
Value at end of period	$21.75	$19.25	$18.69	$15.00
Number of accumulation units outstanding at end of period	712	681	591	523
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.16	$14.51	$14.18	$13.27	$12.57	$12.04	$11.33	$10.76	$10.38	$10.24
Value at end of period	$14.78	$14.16	$14.51	$14.18	$13.27	$12.57	$12.04	$11.33	$10.76	$10.38
Number of accumulation units outstanding at end of period	284	310	381	359	339	337	337	2,570	2,398	2,945
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.36	$16.54	$14.60	$14.07	$12.40	$8.35	$11.07
Value at end of period	$17.44	$17.36	$16.54	$14.60	$14.07	$12.40	$8.35
Number of accumulation units outstanding at end of period	79	47	44	14,210	11,202	10,750	4,406
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.81	$12.76	$11.26	$11.55
Value at end of period	$18.95	$16.81	$12.76	$11.26
Number of accumulation units outstanding at end of period	20	3,468	4,099	3,081
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$20.92	$15.69	$13.46	$13.75	$11.38	$8.73	$14.11	$13.50	$12.75
Value at end of period	$22.70	$20.92	$15.69	$13.46	$13.75	$11.38	$8.73	$14.11	$13.50
Number of accumulation units outstanding at end of period	42	49	166	11,315	15,071	1,375	8,061	12,499	11,909
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.15	$14.25	$12.80	$13.02	$10.70	$8.65	$13.15	$14.16	$12.56	$11.73
Value at end of period	$21.04	$20.15	$14.25	$12.80	$13.02	$10.70	$8.65	$13.15	$14.16	$12.56
Number of accumulation units outstanding at end of period	3,937	3,539	632	14,240	13,770	1,051	5,303	12,874	11,485	3,698
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.30	$14.49	$13.38	$12.49	$11.45	$10.35
Value at end of period	$15.14	$14.30	$14.49	$13.38	$12.49	$11.45
Number of accumulation units outstanding at end of period	1,558	2,455	1,684	1,140	50	19
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.23	$14.37	$13.26	$12.44	$11.43	$10.33	$11.39	$10.84	$10.44
Value at end of period	$15.04	$14.23	$14.37	$13.26	$12.44	$11.43	$10.33	$11.39	$10.84
Number of accumulation units outstanding at end of period	23,695	0	73	70,313	69,090	53,056	55,534	43,927	43,589

CFI 82

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.96	$8.27	$7.02	$7.68
Value at end of period	$9.29	$9.96	$8.27	$7.02
Number of accumulation units outstanding at end of period	1,439	1,532	506	443
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.22	$13.46	$11.35	$13.42	$13.16	$10.41	$17.72
Value at end of period	$15.34	$16.22	$13.46	$11.35	$13.42	$13.16	$10.41
Number of accumulation units outstanding at end of period	0	0	0	932	810	699	587
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.76	$9.84	$8.66	$8.59
Value at end of period	$13.92	$12.76	$9.84	$8.66
Number of accumulation units outstanding at end of period	10,572	9,918	924	521
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.74	$9.81	$8.64	$8.57
Value at end of period	$13.89	$12.74	$9.81	$8.64
Number of accumulation units outstanding at end of period	0	0	0	24,316
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.22	$10.19
Value at end of period	$13.21	$12.22
Number of accumulation units outstanding at end of period	0	1,324
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.68	$10.79	$10.90	$10.99
Value at end of period	$10.57	$10.68	$10.79	$10.90
Number of accumulation units outstanding at end of period	0	1,686	1,434	1,737
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.07	$10.87	$9.92	$10.46	$9.09	$7.37	$11.36	$11.56
Value at end of period	$16.08	$14.07	$10.87	$9.92	$10.46	$9.09	$7.37	$11.36
Number of accumulation units outstanding at end of period	0	5,467	5,275	21,951	16,211	0	13,362	12,315
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.02	$10.83	$9.89	$10.43	$8.93
Value at end of period	$16.02	$14.02	$10.83	$9.89	$10.43
Number of accumulation units outstanding at end of period	0	0	0	0	39
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.25	$20.99	$18.31	$16.84	$13.29	$10.31	$15.98	$19.25	$14.23	$13.10
Value at end of period	$27.50	$21.25	$20.99	$18.31	$16.84	$13.29	$10.31	$15.98	$19.25	$14.23
Number of accumulation units outstanding at end of period	2,026	7,016	5,002	18,614	12,355	4,183	7,162	9,299	9,890	3,367
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.65	$16.53	$14.55	$13.99
Value at end of period	$24.28	$21.65	$16.53	$14.55
Number of accumulation units outstanding at end of period	643	684	418	148

CFI 83

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.94	$10.64	$9.28	$9.12	$8.20	$6.96
Value at end of period	$15.62	$13.94	$10.64	$9.28	$9.12	$8.20
Number of accumulation units outstanding at end of period	28	1,044	818	7,446	5,868	5,531
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.80	$15.14	$13.13	$13.20
Value at end of period	$22.10	$19.80	$15.14	$13.13
Number of accumulation units outstanding at end of period	131	72	61	48
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.42	$11.58	$9.97	$10.37
Value at end of period	$17.24	$15.42	$11.58	$9.97
Number of accumulation units outstanding at end of period	139	102	120	111
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.58	$12.05	$10.46	$10.98
Value at end of period	$17.26	$16.58	$12.05	$10.46
Number of accumulation units outstanding at end of period	866	823	512	207
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$24.20	$17.66	$15.51	$15.99	$12.93	$10.19
Value at end of period	$25.64	$24.20	$17.66	$15.51	$15.99	$12.93
Number of accumulation units outstanding at end of period	0	9,632	9,296	12,976	3,449	1,592
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.44	$12.40	$11.21	$11.37	$10.80
Value at end of period	$14.11	$13.44	$12.40	$11.21	$11.37
Number of accumulation units outstanding at end of period	48,554	50,793	58,085	127,362	117,886
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.82	$12.84	$11.39	$11.83	$11.06
Value at end of period	$15.53	$14.82	$12.84	$11.39	$11.83
Number of accumulation units outstanding at end of period	37,455	29,431	7,597	137,715	144,503
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.57	$13.03	$11.40	$12.04	$11.21
Value at end of period	$16.34	$15.57	$13.03	$11.40	$12.04
Number of accumulation units outstanding at end of period	1,416	167	362	111,067	125,649
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.09	$13.12	$11.44	$12.16	$11.27
Value at end of period	$16.94	$16.09	$13.12	$11.44	$12.16
Number of accumulation units outstanding at end of period	1,070	469	345	28,964	41,822
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.33	$12.49	$10.90	$11.57	$9.61
Value at end of period	$16.18	$15.33	$12.49	$10.90	$11.57
Number of accumulation units outstanding at end of period	153	0	0	1,030	417
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.72	$11.97	$10.98	$11.01	$10.50
Value at end of period	$13.36	$12.72	$11.97	$10.98	$11.01
Number of accumulation units outstanding at end of period	0	0	1,783	16,783	18,411

CFI 84

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.14	$13.60	$12.19	$12.06	$10.94	$9.34	$12.31	$11.72	$11.01
Value at end of period	$16.03	$15.14	$13.60	$12.19	$12.06	$10.94	$9.34	$12.31	$11.72
Number of accumulation units outstanding at end of period	125	90	242	21,505	15,674	0	12,140	13,328	16,507
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.00	$13.16	$11.53	$11.96	$10.65	$8.56	$13.49	$12.93	$11.82
Value at end of period	$16.93	$16.00	$13.16	$11.53	$11.96	$10.65	$8.56	$13.49	$12.93
Number of accumulation units outstanding at end of period	3,163	2,284	2,891	31,917	27,142	3	24,251	23,216	19,123
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.49	$13.38	$11.86	$12.01	$10.80	$8.92	$12.93	$12.34	$11.40
Value at end of period	$16.41	$15.49	$13.38	$11.86	$12.01	$10.80	$8.92	$12.93	$12.34
Number of accumulation units outstanding at end of period	5,541	10,453	53,900	110,580	109,461	41,872	74,117	27,484	22,537
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.98	$12.39	$12.03	$11.40
Value at end of period	$12.57	$11.98	$12.39	$12.03
Number of accumulation units outstanding at end of period	378	256	195	170
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$24.28	$18.58	$16.06	$16.67	$14.41
Value at end of period	$27.15	$24.28	$18.58	$16.06	$16.67
Number of accumulation units outstanding at end of period	381	2,449	604	480	4,267
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$26.01	$18.84	$15.83	$15.57	$12.38	$9.21	$15.76	$14.93	$13.03	$12.06
Value at end of period	$26.99	$26.01	$18.84	$15.83	$15.57	$12.38	$9.21	$15.76	$14.93	$13.03
Number of accumulation units outstanding at end of period	4,180	2,473	747	12,758	16,037	5,957	7,904	7,365	6,426	246
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.42	$13.24	$11.53	$10.60	$8.34	$6.17	$11.30
Value at end of period	$17.32	$13.42	$13.24	$11.53	$10.60	$8.34	$6.17
Number of accumulation units outstanding at end of period	0	0	0	14,903	10,926	6,823	2,132
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$21.86	$16.17	$14.19	$16.03	$12.56	$9.08	$14.41
Value at end of period	$23.04	$21.86	$16.17	$14.19	$16.03	$12.56	$9.08
Number of accumulation units outstanding at end of period	784	772	715	15,562	21,655	17,244	12,977
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$19.52
Value at end of period	$20.13
Number of accumulation units outstanding at end of period	564
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.04	$14.99	$12.67	$15.60	$13.05	$7.66	$15.49
Value at end of period	$14.08	$14.04	$14.99	$12.67	$15.60	$13.05	$7.66
Number of accumulation units outstanding at end of period	0	4,420	3,418	6,044	3,131	5,745	3,608

CFI 85

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$24.00	$18.35	$15.37	$15.18	$12.41	$12.43
Value at end of period	$27.45	$24.00	$18.35	$15.37	$15.18	$12.41
Number of accumulation units outstanding at end of period	0	9	7	5	168	51
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$18.99	$15.06	$12.48	$13.69	$11.89	$8.59	$14.50	$13.72	$12.06
Value at end of period	$19.28	$18.99	$15.06	$12.48	$13.69	$11.89	$8.59	$14.50	$13.72
Number of accumulation units outstanding at end of period	463	17,419	16,423	35,220	20,337	4,525	12,782	12,544	10,933
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34	$13.07
Value at end of period	$22.03	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34
Number of accumulation units outstanding at end of period	0	22,073	18,747	48,280	25,752	29,923	23,685
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$18.86	$14.02	$12.14	$12.68	$9.92	$6.81	$12.05	$10.69	$9.99
Value at end of period	$20.97	$18.86	$14.02	$12.14	$12.68	$9.92	$6.81	$12.05	$10.69
Number of accumulation units outstanding at end of period	2,569	2,392	106	0	0	3	0	57	20
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.02	$15.69	$13.61	$14.24	$11.18	$7.70	$13.65	$12.14	$11.20	$10.22
Value at end of period	$23.34	$21.02	$15.69	$13.61	$14.24	$11.18	$7.70	$13.65	$12.14	$11.20
Number of accumulation units outstanding at end of period	113	124	126	11,147	10,458	101	5,339	6,516	6,127	661
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$18.79	$14.58	$12.52	$12.71	$11.13	$8.96	$13.56
Value at end of period	$20.06	$18.79	$14.58	$12.52	$12.71	$11.13	$8.96
Number of accumulation units outstanding at end of period	3,558	1,480	1,934	7,944	5,933	4,031	3,492
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$20.86	$15.10	$12.80	$13.08
Value at end of period	$22.49	$20.86	$15.10	$12.80
Number of accumulation units outstanding at end of period	257	830	730	643
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24	$17.79
Value at end of period	$16.38	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24
Number of accumulation units outstanding at end of period	0	0	0	7,360	175	767	777
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.22	$11.08	$9.40	$10.76	$9.96	$7.60	$12.47
Value at end of period	$12.25	$13.22	$11.08	$9.40	$10.76	$9.96	$7.60
Number of accumulation units outstanding at end of period	0	0	0	440	406	330	277
WANGER INTERNATIONAL
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.26
Value at end of period	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68
Number of accumulation units outstanding at end of period	0	0	0	322	239	199	152

CFI 86

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER USA
(Funds were first received in this option during March 2011)
Value at beginning of period	$24.77	$18.66	$15.66	$16.46
Value at end of period	$25.76	$24.77	$18.66	$15.66
Number of accumulation units outstanding at end of period	173	187	210	187
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.05	$13.81	$12.38	$11.67	$10.39	$8.81	$13.28	$12.89	$11.02	$10.46
Value at end of period	$19.89	$18.05	$13.81	$12.38	$11.67	$10.39	$8.81	$13.28	$12.89	$11.02
Number of accumulation units outstanding at end of period	7,731	7,515	2,115	1,989	1,743	3,739	5,536	19,727	18,101	16,633

TABLE 13
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$18.42	$16.23
Value at end of period	$20.69	$18.42
Number of accumulation units outstanding at end of period	167	1,469
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$17.31	$13.00	$11.15	$10.64	$9.24
Value at end of period	$18.69	$17.31	$13.00	$11.15	$10.64
Number of accumulation units outstanding at end of period	2,550	2,960	2,748	3,766	3,053
ALLIANZGI NFJ DIVIDEND VALUE FUND (CLASS A)
(Funds were first received in this option during September 2011)
Value at beginning of period	$20.23	$15.85	$14.03	$12.46
Value at end of period	$22.01	$20.23	$15.85	$14.03
Number of accumulation units outstanding at end of period	0	0	0	5,005
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$26.16	$20.05	$18.32	$18.08	$14.59	$11.87	$16.27	$15.46	$13.14	$11.65
Value at end of period	$26.37	$26.16	$20.05	$18.32	$18.08	$14.59	$11.87	$16.27	$15.46	$13.14
Number of accumulation units outstanding at end of period	2,469	2,563	0	0	0	198	0	0	0	20,659
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.47	$15.17	$13.75	$14.13	$11.98
Value at end of period	$20.88	$18.47	$15.17	$13.75	$14.13
Number of accumulation units outstanding at end of period	243	604	14,942	248	344
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2013)
Value at beginning of period	$18.93	$18.33
Value at end of period	$20.49	$18.93
Number of accumulation units outstanding at end of period	1,263	1,056
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.57	$14.57	$12.88	$12.52	$11.18	$9.32	$12.65	$11.98	$10.82	$10.43
Value at end of period	$18.96	$17.57	$14.57	$12.88	$12.52	$11.18	$9.32	$12.65	$11.98	$10.82
Number of accumulation units outstanding at end of period	3,349	2,761	495	474	670	0	0	6,635	0	7,727

CFI 87

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.92	$13.24	$12.72
Value at end of period	$12.12	$11.92	$13.24
Number of accumulation units outstanding at end of period	0	0	10,750
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.09	$14.56	$12.32	$13.42	$11.33	$7.02	$11.96	$12.24	$11.14	$10.73
Value at end of period	$22.59	$21.09	$14.56	$12.32	$13.42	$11.33	$7.02	$11.96	$12.24	$11.14
Number of accumulation units outstanding at end of period	126	1,995	1,749	1,474	873	385	0	6,173	21	2,938
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.38	$13.53	$11.35	$12.92	$10.36	$6.40	$12.48	$12.82	$11.73	$11.35
Value at end of period	$21.30	$19.38	$13.53	$11.35	$12.92	$10.36	$6.40	$12.48	$12.82	$11.73
Number of accumulation units outstanding at end of period	135	38	112	3,269	2,851	0	0	0	0	2,313
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2013)
Value at beginning of period	$19.83	$18.15
Value at end of period	$19.47	$19.83
Number of accumulation units outstanding at end of period	24	1,484
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.00	$13.76	$12.38	$12.33
Value at end of period	$18.41	$17.00	$13.76	$12.38
Number of accumulation units outstanding at end of period	5,616	5,660	47	935
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.35	$14.82	$12.56	$13.71	$12.30
Value at end of period	$18.90	$18.35	$14.82	$12.56	$13.71
Number of accumulation units outstanding at end of period	0	418	2,025	3,673	830
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$18.88	$18.34
Value at end of period	$18.83	$18.88
Number of accumulation units outstanding at end of period	1,494	1,482
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during February 2012)
Value at beginning of period	$12.58	$9.65	$9.23
Value at end of period	$13.99	$12.58	$9.65
Number of accumulation units outstanding at end of period	51	0	5,513
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2014)
Value at beginning of period	$15.39
Value at end of period	$15.95
Number of accumulation units outstanding at end of period	19
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2011)
Value at beginning of period	$20.27	$15.35	$13.16	$12.07
Value at end of period	$21.27	$20.27	$15.35	$13.16
Number of accumulation units outstanding at end of period	308	270	0	6,225

CFI 88

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.70	$11.76	$9.83	$12.23
Value at end of period	$14.55	$14.70	$11.76	$9.83
Number of accumulation units outstanding at end of period	466	0	0	148
DODGE & COX STOCK FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$18.43	$17.35
Value at end of period	$20.13	$18.43
Number of accumulation units outstanding at end of period	0	1,111
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during February 2006)
Value at beginning of period	$20.95	$17.59	$14.89	$17.38	$16.03	$11.63	$19.73	$16.74	$14.40
Value at end of period	$20.21	$20.95	$17.59	$14.89	$17.38	$16.03	$11.63	$19.73	$16.74
Number of accumulation units outstanding at end of period	21,958	24,864	18,277	5,884	5,634	16,263	8,988	14,808	155
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$18.15	$13.81	$12.02	$11.17
Value at end of period	$19.68	$18.15	$13.81	$12.02
Number of accumulation units outstanding at end of period	4,848	4,868	0	1,779
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.80	$16.77	$14.55	$15.08	$12.99	$9.67	$16.99	$14.60	$13.20	$11.92
Value at end of period	$24.16	$21.80	$16.77	$14.55	$15.08	$12.99	$9.67	$16.99	$14.60	$13.20
Number of accumulation units outstanding at end of period	54,906	58,360	13,298	17,810	17,569	51,925	4,741	15,863	3,353	3,852
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.81	$13.25	$11.41	$12.28	$10.01	$7.76	$13.67	$13.60	$11.43	$10.64
Value at end of period	$18.09	$16.81	$13.25	$11.41	$12.28	$10.01	$7.76	$13.67	$13.60	$11.43
Number of accumulation units outstanding at end of period	949	3,846	294	266	0	29,416	108	0	0	961
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.04	$12.63	$11.12	$12.13
Value at end of period	$18.78	$17.04	$12.63	$11.12
Number of accumulation units outstanding at end of period	5,419	7,525	0	4,209
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.01	$18.52	$16.47	$17.11	$15.53	$12.94	$17.82	$16.19	$13.26	$12.24
Value at end of period	$23.96	$23.01	$18.52	$16.47	$17.11	$15.53	$12.94	$17.82	$16.19	$13.26
Number of accumulation units outstanding at end of period	7,825	15,882	9,410	17,102	15,728	2,758	0	11,925	6,279	601
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during January 2005)
Value at beginning of period	$24.30	$17.98	$15.31	$16.03	$12.60	$9.84	$14.80	$15.29	$13.17	$11.86
Value at end of period	$24.24	$24.30	$17.98	$15.31	$16.03	$12.60	$9.84	$14.80	$15.29	$13.17
Number of accumulation units outstanding at end of period	5,659	4,956	5,513	1,479	1,406	8,110	2,596	0	648	14,856
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.82	$15.14	$13.78	$14.61	$11.46	$8.07	$14.15	$12.78	$11.98	$10.52
Value at end of period	$22.21	$20.82	$15.14	$13.78	$14.61	$11.46	$8.07	$14.15	$12.78	$11.98
Number of accumulation units outstanding at end of period	1,049	0	0	0	0	547	0	0	0	1,606

CFI 89

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.41	$10.29	$8.87	$9.12	$8.07	$5.76
Value at end of period	$14.48	$13.41	$10.29	$8.87	$9.12	$8.07
Number of accumulation units outstanding at end of period	3,564	5,967	30,458	3,661	128	349
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.32	$14.42	$12.26	$12.90
Value at end of period	$19.56	$18.32	$14.42	$12.26
Number of accumulation units outstanding at end of period	34	805	0	12
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2009)
Value at beginning of period	$57.93	$40.95	$34.16	$33.04	$31.82	$23.79
Value at end of period	$69.20	$57.93	$40.95	$34.16	$33.04	$31.82
Number of accumulation units outstanding at end of period	636	242	0	0	0	6
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$19.29	$15.04	$13.73	$14.76	$13.21	$9.71
Value at end of period	$20.01	$19.29	$15.04	$13.73	$14.76	$13.21
Number of accumulation units outstanding at end of period	1,519	9	7,771	0	0	1,079
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2010)
Value at beginning of period	$26.21	$18.31	$15.07	$16.55	$12.79
Value at end of period	$27.85	$26.21	$18.31	$15.07	$16.55
Number of accumulation units outstanding at end of period	0	1,832	0	0	310
LAZARD EMERGING MARKETS EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.30	$12.34
Value at end of period	$11.67	$12.30
Number of accumulation units outstanding at end of period	0	1
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$24.23	$15.54	$14.19	$15.36
Value at end of period	$24.82	$24.23	$15.54	$14.19
Number of accumulation units outstanding at end of period	0	0	0	91
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.44	$16.03
Value at end of period	$18.50	$17.44
Number of accumulation units outstanding at end of period	158	1,938
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.83	$14.57	$12.83	$13.46	$11.10
Value at end of period	$20.85	$18.83	$14.57	$12.83	$13.46
Number of accumulation units outstanding at end of period	6,325	5,628	16	1,379	1,380
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$26.39	$19.90	$18.14	$20.48
Value at end of period	$26.68	$26.39	$19.90	$18.14
Number of accumulation units outstanding at end of period	2,767	3,185	417	393

CFI 90

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.99	$14.72	$12.70	$12.64	$11.16	$8.01	$12.82	$11.59	$10.88	$10.15
Value at end of period	$21.00	$18.99	$14.72	$12.70	$12.64	$11.16	$8.01	$12.82	$11.59	$10.88
Number of accumulation units outstanding at end of period	159	152	0	0	0	3,378	0	0	0	11,325
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.89	$17.44
Value at end of period	$17.67	$17.89
Number of accumulation units outstanding at end of period	2,552	2,610
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.65	$11.45	$10.44	$10.87	$8.95	$6.93	$11.45	$11.46
Value at end of period	$17.10	$15.65	$11.45	$10.44	$10.87	$8.95	$6.93	$11.45
Number of accumulation units outstanding at end of period	13,197	20,436	10,956	591	509	4,751	1,417	3,852
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.61	$17.19	$14.37	$15.70	$14.06	$10.32	$16.76	$14.58	$12.28	$10.74
Value at end of period	$22.09	$21.61	$17.19	$14.37	$15.70	$14.06	$10.32	$16.76	$14.58	$12.28
Number of accumulation units outstanding at end of period	5,995	5,136	365	2,632	0	12	11	2,502	0	15,396
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.11	$11.79	$10.45	$10.70	$9.89	$6.94	$12.93	$11.46	$10.74	$10.06
Value at end of period	$17.25	$15.11	$11.79	$10.45	$10.70	$9.89	$6.94	$12.93	$11.46	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	3,880
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$36.93	$34.36	$28.66	$35.28	$28.00	$15.53	$30.13	$22.69	$18.27	$15.56
Value at end of period	$34.88	$36.93	$34.36	$28.66	$35.28	$28.00	$15.53	$30.13	$22.69	$18.27
Number of accumulation units outstanding at end of period	10,447	11,784	4,602	148	0	13,386	0	1,746	9,695	275
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$6.01	$11.62	$12.89	$16.77
Value at end of period	$5.05	$6.01	$11.62	$12.89
Number of accumulation units outstanding at end of period	0	87	0	127
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.13	$11.71	$10.65	$10.63
Value at end of period	$11.08	$11.13	$11.71	$10.65
Number of accumulation units outstanding at end of period	0	6,550	0	32
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.78	$13.67	$12.38	$12.72	$11.46	$9.52	$13.85	$12.75	$11.61	$10.91
Value at end of period	$16.90	$15.78	$13.67	$12.38	$12.72	$11.46	$9.52	$13.85	$12.75	$11.61
Number of accumulation units outstanding at end of period	1,517	2,119	0	0	0	11,711	0	0	0	823
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.05	$15.61	$14.48	$13.08	$12.20	$10.39	$11.66
Value at end of period	$14.37	$14.05	$15.61	$14.48	$13.08	$12.20	$10.39
Number of accumulation units outstanding at end of period	23,634	28,089	7,815	753	768	933	849

CFI 91

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.58	$8.83	$7.97	$10.50	$9.15	$5.29	$12.76	$13.07
Value at end of period	$7.43	$8.58	$8.83	$7.97	$10.50	$9.15	$5.29	$12.76
Number of accumulation units outstanding at end of period	1,602	313	44	0	0	1,036	86	5
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.93	$16.10	$14.11	$14.48	$12.41	$7.72	$12.35	$11.65	$10.62	$10.34
Value at end of period	$17.76	$17.93	$16.10	$14.11	$14.48	$12.41	$7.72	$12.35	$11.65	$10.62
Number of accumulation units outstanding at end of period	3,168	3,948	5,448	4,945	4,611	520	89	3,780	1,331	2,621
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$12.26	$12.24
Value at end of period	$12.72	$12.26
Number of accumulation units outstanding at end of period	3,697	146
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.01	$17.68	$14.95	$15.88	$13.79	$9.50	$14.67	$14.74	$12.39	$11.84
Value at end of period	$25.17	$23.01	$17.68	$14.95	$15.88	$13.79	$9.50	$14.67	$14.74	$12.39
Number of accumulation units outstanding at end of period	0	1,713	256	248	0	0	0	0	0	6,374
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.10	$15.14	$12.87	$14.87	$13.81	$9.30	$17.39	$14.95	$12.57	$11.16
Value at end of period	$16.90	$19.10	$15.14	$12.87	$14.87	$13.81	$9.30	$17.39	$14.95	$12.57
Number of accumulation units outstanding at end of period	4	195	467	2,100	1,985	32	0	0	966	9,208
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95	$14.81	$13.48	$12.26	$10.56
Value at end of period	$21.48	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95	$14.81	$13.48	$12.26
Number of accumulation units outstanding at end of period	48,438	62,764	22,021	39,611	17,643	37,618	13,746	41,081	14,880	78,439
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.12	$15.48	$13.96	$13.35	$12.03	$9.76	$13.86	$13.49	$12.03
Value at end of period	$19.46	$18.12	$15.48	$13.96	$13.35	$12.03	$9.76	$13.86	$13.49
Number of accumulation units outstanding at end of period	9,120	7,009	219	7,701	8,325	12,265	2,499	518	763
THORNBURG INTERNATIONAL VALUE FUND (CLASS R4)
(Funds were first received in this option during February 2011)
Value at beginning of period	$13.51	$11.80	$10.29	$12.27
Value at end of period	$12.62	$13.51	$11.80	$10.29
Number of accumulation units outstanding at end of period	0	0	0	142
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$23.08	$15.94	$14.07	$14.05	$10.79	$7.84	$11.91
Value at end of period	$23.58	$23.08	$15.94	$14.07	$14.05	$10.79	$7.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,806	1,639
VICTORY SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2011)
Value at beginning of period	$18.55	$14.07	$12.65	$12.97
Value at end of period	$19.57	$18.55	$14.07	$12.65
Number of accumulation units outstanding at end of period	0	0	47	110

CFI 92

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.96	$15.34	$14.31	$13.94	$13.04	$11.65	$11.74	$10.79	$10.44	$10.30
Value at end of period	$15.64	$14.96	$15.34	$14.31	$13.94	$13.04	$11.65	$11.74	$10.79	$10.44
Number of accumulation units outstanding at end of period	30,083	45,575	25,667	10,126	4,307	23,768	1,231	10,087	8,917	48,011
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.32	$14.43
Value at end of period	$16.13	$15.32
Number of accumulation units outstanding at end of period	0	21
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.85	$17.61	$15.08	$15.23	$13.62	$13.16
Value at end of period	$24.94	$22.85	$17.61	$15.08	$15.23	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	368
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.62	$13.26	$12.40	$12.05	$10.49	$8.78
Value at end of period	$12.56	$12.62	$13.26	$12.40	$12.05	$10.49
Number of accumulation units outstanding at end of period	13,330	14,881	4,968	675	4,277	7,294
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2012)
Value at beginning of period	$19.21	$18.65	$16.63
Value at end of period	$21.69	$19.21	$18.65
Number of accumulation units outstanding at end of period	0	0	3,543
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$14.65	$14.30
Value at end of period	$12.83	$14.65
Number of accumulation units outstanding at end of period	395	332
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.10	$14.45	$14.13	$13.23	$12.53	$12.01	$11.31	$10.75	$10.37	$10.20
Value at end of period	$14.70	$14.10	$14.45	$14.13	$13.23	$12.53	$12.01	$11.31	$10.75	$10.37
Number of accumulation units outstanding at end of period	14,895	23,641	19,867	181	148	1,737	15	0	0	5,644
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.57	$15.90	$15.14
Value at end of period	$22.56	$20.57	$15.90
Number of accumulation units outstanding at end of period	279	185	107
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$17.29	$16.48	$14.56	$14.04	$12.37	$8.34	$10.84	$10.80
Value at end of period	$17.37	$17.29	$16.48	$14.56	$14.04	$12.37	$8.34	$10.84
Number of accumulation units outstanding at end of period	559	1,693	80	1,722	0	1,019	1,715	9,015
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.72	$12.71	$11.21	$11.34	$10.05	$8.24	$13.25	$12.74	$11.23	$10.64
Value at end of period	$18.85	$16.72	$12.71	$11.21	$11.34	$10.05	$8.24	$13.25	$12.74	$11.23
Number of accumulation units outstanding at end of period	3,223	4,877	2,549	2,075	1,961	0	6,089	5,549	9,357	11,227

CFI 93

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.81	$15.62	$13.41	$13.70	$11.35	$8.70	$14.08	$14.01
Value at end of period	$22.58	$20.81	$15.62	$13.41	$13.70	$11.35	$8.70	$14.08
Number of accumulation units outstanding at end of period	15,434	16,348	3,631	2,809	2,008	9,334	1,583	517
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.05	$14.19	$12.75	$12.98	$10.67	$8.63	$13.13	$14.14	$12.55	$12.14
Value at end of period	$20.93	$20.05	$14.19	$12.75	$12.98	$10.67	$8.63	$13.13	$14.14	$12.55
Number of accumulation units outstanding at end of period	1,126	1,679	1,677	1,457	1,306	5,820	1,000	6,279	0	3,978
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2012)
Value at beginning of period	$13.20	$12.12	$11.65
Value at end of period	$13.86	$13.20	$12.12
Number of accumulation units outstanding at end of period	40,886	40,552	4,843
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2012)
Value at beginning of period	$14.69	$12.65	$12.09
Value at end of period	$15.41	$14.69	$12.65
Number of accumulation units outstanding at end of period	67,818	63,096	544
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.60	$12.89	$11.27	$10.44
Value at end of period	$16.40	$15.60	$12.89	$11.27
Number of accumulation units outstanding at end of period	36,631	33,052	0	226
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.09	$13.07	$11.37	$10.47
Value at end of period	$16.94	$16.09	$13.07	$11.37
Number of accumulation units outstanding at end of period	21,274	18,072	177	356
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.54	$12.62	$10.97	$10.12
Value at end of period	$16.40	$15.54	$12.62	$10.97
Number of accumulation units outstanding at end of period	1,538	732	0	66
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.65	$11.82	$10.97	$10.59
Value at end of period	$13.30	$12.65	$11.82	$10.97
Number of accumulation units outstanding at end of period	736	560	1,219	127
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.23	$14.42	$13.33	$12.45	$11.41	$10.18	$11.38	$10.83	$10.49	$10.34
Value at end of period	$15.06	$14.23	$14.42	$13.33	$12.45	$11.41	$10.18	$11.38	$10.83	$10.49
Number of accumulation units outstanding at end of period	9,657	31,207	6,873	9,911	9,482	0	0	4,644	0	5,536
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.16	$14.31	$13.20	$12.40	$11.39	$10.31	$11.37	$10.83	$10.50	$10.44
Value at end of period	$14.96	$14.16	$14.31	$13.20	$12.40	$11.39	$10.31	$11.37	$10.83	$10.50
Number of accumulation units outstanding at end of period	388	287	0	11	440	34,594	5,523	47	203	8,974

CFI 94

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.14	$13.40	$11.30	$13.37	$12.54
Value at end of period	$15.25	$16.14	$13.40	$11.30	$13.37
Number of accumulation units outstanding at end of period	393	477	0	0	801
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.73	$12.11	$10.34	$10.92
Value at end of period	$17.72	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	3,273	149	147	144
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.71	$9.81	$8.63	$8.42	$7.12	$6.38	$9.21	$9.39
Value at end of period	$13.86	$12.71	$9.81	$8.63	$8.42	$7.12	$6.38	$9.21
Number of accumulation units outstanding at end of period	4,104	7,368	4,298	6,803	0	6,976	7,453	3,665
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.69	$11.55
Value at end of period	$13.83	$12.69
Number of accumulation units outstanding at end of period	1,669	4,769
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$12.22	$11.32
Value at end of period	$13.20	$12.22
Number of accumulation units outstanding at end of period	3,852	1,767
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.63	$10.74	$10.83
Value at end of period	$10.51	$10.63	$10.74
Number of accumulation units outstanding at end of period	1,068	353	234
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.36	$16.72	$14.00	$17.10	$13.81	$9.55	$19.95	$18.21	$14.52	$11.40
Value at end of period	$19.93	$21.36	$16.72	$14.00	$17.10	$13.81	$9.55	$19.95	$18.21	$14.52
Number of accumulation units outstanding at end of period	0	189	252	477	477	74	5	4,237	0	18,353
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.02	$10.83	$9.90	$10.44	$9.07	$7.36	$11.35	$11.55
Value at end of period	$16.01	$14.02	$10.83	$9.90	$10.44	$9.07	$7.36	$11.35
Number of accumulation units outstanding at end of period	0	0	305	305	333	16,372	867	8,203
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.97	$10.80	$9.86	$10.40	$9.04	$7.33	$7.29
Value at end of period	$15.95	$13.97	$10.80	$9.86	$10.40	$9.04	$7.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	65
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2005)
Value at beginning of period	$21.14	$20.90	$18.23	$16.78	$13.25	$10.28	$15.95	$19.22	$14.22	$12.10
Value at end of period	$27.35	$21.14	$20.90	$18.23	$16.78	$13.25	$10.28	$15.95	$19.22	$14.22
Number of accumulation units outstanding at end of period	638	2,525	1,911	2,537	2,391	6,495	67	0	6,982	22,148

CFI 95

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$21.60	$20.50
Value at end of period	$24.21	$21.60
Number of accumulation units outstanding at end of period	1,801	1,685
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.90	$10.62	$9.27	$9.11	$8.55
Value at end of period	$15.57	$13.90	$10.62	$9.27	$9.11
Number of accumulation units outstanding at end of period	1,229	5,990	5,845	4,784	1,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.37	$14.13
Value at end of period	$17.18	$15.37
Number of accumulation units outstanding at end of period	1,265	1,411
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.53	$14.93
Value at end of period	$17.20	$16.53
Number of accumulation units outstanding at end of period	176	371
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$26.73	$24.31
Value at end of period	$28.01	$26.73
Number of accumulation units outstanding at end of period	265	211
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$24.08	$17.58	$15.45	$15.94	$12.89	$10.17	$14.83	$15.30
Value at end of period	$25.50	$24.08	$17.58	$15.45	$15.94	$12.89	$10.17	$14.83
Number of accumulation units outstanding at end of period	178	54	58	2,407	0	4	4	4
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.41	$12.38	$11.20	$11.36	$10.80
Value at end of period	$14.08	$13.41	$12.38	$11.20	$11.36
Number of accumulation units outstanding at end of period	11,639	28,656	19,761	13,791	22,675
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.79	$12.82	$11.38	$11.83	$11.06
Value at end of period	$15.49	$14.79	$12.82	$11.38	$11.83
Number of accumulation units outstanding at end of period	22,198	40,039	27,024	20,744	28,031
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.54	$13.01	$11.39	$12.03	$11.21
Value at end of period	$16.30	$15.54	$13.01	$11.39	$12.03
Number of accumulation units outstanding at end of period	66,293	80,272	66,274	54,245	46,820
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.06	$13.10	$11.43	$12.15	$11.27
Value at end of period	$16.90	$16.06	$13.10	$11.43	$12.15
Number of accumulation units outstanding at end of period	7,179	6,140	5,655	2,706	2,327

CFI 96

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.30	$12.48	$11.99
Value at end of period	$16.14	$15.30	$12.48
Number of accumulation units outstanding at end of period	34	13,591	504
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.70	$11.96	$10.97	$11.01	$10.50
Value at end of period	$13.33	$12.70	$11.96	$10.97	$11.01
Number of accumulation units outstanding at end of period	24	24	1,684	1,705	1,715
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.06	$13.54	$12.14	$12.02	$10.90	$9.32	$12.29	$11.70	$10.88	$10.45
Value at end of period	$15.94	$15.06	$13.54	$12.14	$12.02	$10.90	$9.32	$12.29	$11.70	$10.88
Number of accumulation units outstanding at end of period	1,669	8,875	6,806	5,711	2,679	15,404	0	0	0	11,241
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.92	$13.11	$11.48	$11.92	$10.62	$8.54	$13.46	$12.91	$11.49	$10.77
Value at end of period	$16.84	$15.92	$13.11	$11.48	$11.92	$10.62	$8.54	$13.46	$12.91	$11.49
Number of accumulation units outstanding at end of period	11,168	4,266	1,415	1,605	269	26,569	0	0	3,746	18,575
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.41	$13.32	$11.81	$11.97	$10.76	$8.90	$12.90	$12.32	$11.17	$10.58
Value at end of period	$16.32	$15.41	$13.32	$11.81	$11.97	$10.76	$8.90	$12.90	$12.32	$11.17
Number of accumulation units outstanding at end of period	4,334	21,201	11,520	10,838	1,409	42,263	234	109	4,631	13,429
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$24.16	$18.50	$16.00	$16.62	$13.70	$10.16	$13.92	$15.76
Value at end of period	$27.01	$24.16	$18.50	$16.00	$16.62	$13.70	$10.16	$13.92
Number of accumulation units outstanding at end of period	861	1,111	594	548	331	277	0	2,141
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$25.89	$18.76	$15.77	$15.52	$12.34	$9.18	$15.72	$14.91	$13.01	$12.00
Value at end of period	$26.85	$25.89	$18.76	$15.77	$15.52	$12.34	$9.18	$15.72	$14.91	$13.01
Number of accumulation units outstanding at end of period	7,986	11,017	5,050	5,676	5,479	9,734	2,377	10,620	3,567	9,945
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.37	$13.19	$11.50	$10.57	$8.32	$6.17	$10.10	$10.42
Value at end of period	$17.24	$13.37	$13.19	$11.50	$10.57	$8.32	$6.17	$10.10
Number of accumulation units outstanding at end of period	8,270	7,700	3,617	76	0	4,726	6,756	4,073
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.73	$11.75	$10.52	$11.11	$9.97	$7.62	$12.62	$12.45
Value at end of period	$17.64	$15.73	$11.75	$10.52	$11.11	$9.97	$7.62	$12.62
Number of accumulation units outstanding at end of period	1,978	645	836	735	5	1,287	0	173
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.76	$16.10	$14.14	$15.98	$12.53	$9.06	$14.99	$13.19	$11.87	$11.64
Value at end of period	$22.92	$21.76	$16.10	$14.14	$15.98	$12.53	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	6,053	9,119	5,802	2,223	3,364	5,875	1,885	3,077	10,041	198

CFI 97

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.46	$13.76	$11.66	$11.98	$10.47	$8.20	$12.98	$13.36	$11.60	$11.57
Value at end of period	$20.02	$18.46	$13.76	$11.66	$11.98	$10.47	$8.20	$12.98	$13.36	$11.60
Number of accumulation units outstanding at end of period	2,197	2,032	1,914	1,694	1,507	0	0	315	739	20
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.44
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	754
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.96	$15.80
Value at end of period	$18.55	$16.96
Number of accumulation units outstanding at end of period	9,589	9,666
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.98	$14.94	$12.63	$15.56	$13.03	$7.65	$15.80	$15.86
Value at end of period	$14.01	$13.98	$14.94	$12.63	$15.56	$13.03	$7.65	$15.80
Number of accumulation units outstanding at end of period	1,736	2,077	37	14	0	1,667	2,099	7,588
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.88	$18.27	$15.31	$15.13	$12.38	$9.91	$14.89	$14.64	$12.64	$11.84
Value at end of period	$27.30	$23.88	$18.27	$15.31	$15.13	$12.38	$9.91	$14.89	$14.64	$12.64
Number of accumulation units outstanding at end of period	493	957	6,143	246	0	1,136	158	7,163	467	18,748
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$21.08	$19.03
Value at end of period	$22.68	$21.08
Number of accumulation units outstanding at end of period	23,912	20,640
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.91	$15.00	$12.43	$13.65	$11.86	$8.57	$14.48	$13.70	$11.71	$10.07
Value at end of period	$19.19	$18.91	$15.00	$12.43	$13.65	$11.86	$8.57	$14.48	$13.70	$11.71
Number of accumulation units outstanding at end of period	15,606	18,460	822	165	2	13,399	0	9,500	1,086	30,439
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$19.28	$17.31	$15.03	$15.27	$14.76
Value at end of period	$19.19	$19.28	$17.31	$15.03	$15.27
Number of accumulation units outstanding at end of period	7,581	7,894	1,753	0	453
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$11.13
Value at end of period	$21.93	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49
Number of accumulation units outstanding at end of period	34,145	32,072	17,691	6,228	779	724	0	7,634	18,374
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$18.78	$13.98	$12.11	$12.65	$10.18
Value at end of period	$20.87	$18.78	$13.98	$12.11	$12.65
Number of accumulation units outstanding at end of period	2,416	2,248	413	361	361

CFI 98

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.92	$15.62	$13.56	$14.19	$11.15	$7.68	$13.62	$12.12	$11.19	$10.03
Value at end of period	$23.22	$20.92	$15.62	$13.56	$14.19	$11.15	$7.68	$13.62	$12.12	$11.19
Number of accumulation units outstanding at end of period	6,299	238	0	0	0	6,370	0	0	0	7,695
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.70	$14.51	$12.47	$12.67	$11.10	$8.94	$14.00	$13.69	$11.57	$11.65
Value at end of period	$19.95	$18.70	$14.51	$12.47	$12.67	$11.10	$8.94	$14.00	$13.69	$11.57
Number of accumulation units outstanding at end of period	7,225	10,907	6,187	4	3	4,657	7,149	4,489	4,921	100
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.76	$15.03	$12.75	$13.00	$11.22	$7.91	$13.81	$12.67	$11.28	$11.39
Value at end of period	$22.37	$20.76	$15.03	$12.75	$13.00	$11.22	$7.91	$13.81	$12.67	$11.28
Number of accumulation units outstanding at end of period	21,243	18,692	826	753	405	648	0	0	752	21
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$16.60	$14.62	$12.40	$14.24	$12.22
Value at end of period	$16.30	$16.60	$14.62	$12.40	$14.24
Number of accumulation units outstanding at end of period	2,202	2,976	780	1,338	561
WANGER INTERNATIONAL
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$5.39
Value at end of period	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67
Number of accumulation units outstanding at end of period	12,633	13,489	1,506	3,522	0	928	43
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.19	$15.57
Value at end of period	$17.59	$17.19
Number of accumulation units outstanding at end of period	0	624
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.96	$13.74	$12.34	$11.63	$10.36	$8.79	$13.26	$12.87	$11.01	$10.52
Value at end of period	$19.79	$17.96	$13.74	$12.34	$11.63	$10.36	$8.79	$13.26	$12.87	$11.01
Number of accumulation units outstanding at end of period	5,050	7,651	6,987	7,990	7,414	278	88	29,131	10,988	31,321
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.12	$18.16
Value at end of period	$23.55	$22.12
Number of accumulation units outstanding at end of period	1,089	922

CFI 99

Condensed Financial Information (continued)

TABLE 14
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.85	$11.22
Value at end of period	$13.37	$12.85
Number of accumulation units outstanding at end of period	159	323
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during September 2012)
Value at beginning of period	$17.23	$12.94	$12.86
Value at end of period	$18.59	$17.23	$12.94
Number of accumulation units outstanding at end of period	343	343	5,716
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2005)
Value at beginning of period	$26.04	$19.96	$18.25	$18.02	$14.55	$11.84	$16.24	$15.44	$13.13	$13.13
Value at end of period	$26.23	$26.04	$19.96	$18.25	$18.02	$14.55	$11.84	$16.24	$15.44	$13.13
Number of accumulation units outstanding at end of period	0	1,946	1,331	2,742	6,784	4,707	3,226	2,621	2,214	33
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$18.89	$16.70
Value at end of period	$20.43	$18.89
Number of accumulation units outstanding at end of period	97	217
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$17.49	$14.51	$12.83	$12.48	$11.15	$9.29	$12.63	$11.97	$10.81	$10.58
Value at end of period	$18.85	$17.49	$14.51	$12.83	$12.48	$11.15	$9.29	$12.63	$11.97	$10.81
Number of accumulation units outstanding at end of period	4,785	1,759	108	16,760	65,995	54,615	67,764	76,253	52,109	6,021
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.89	$13.22	$12.52	$11.19	$10.78
Value at end of period	$12.09	$11.89	$13.22	$12.52	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	5,770
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.99	$14.50	$12.27	$13.38	$11.29	$7.00	$11.93	$12.22	$10.71
Value at end of period	$22.47	$20.99	$14.50	$12.27	$13.38	$11.29	$7.00	$11.93	$12.22
Number of accumulation units outstanding at end of period	2,768	3,173	15,851	3,259	17,980	14,517	14,899	26,596	11,422
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.29	$13.47	$11.30	$12.88	$10.33	$6.38	$12.46	$12.80	$11.72	$11.35
Value at end of period	$21.19	$19.29	$13.47	$11.30	$12.88	$10.33	$6.38	$12.46	$12.80	$11.72
Number of accumulation units outstanding at end of period	1,526	11,297	11,528	15,939	4,052	5,322	2,781	3,532	7,074	6,056
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during July 2012)
Value at beginning of period	$16.96	$13.74	$13.35
Value at end of period	$18.36	$16.96	$13.74
Number of accumulation units outstanding at end of period	0	0	21,661

CFI 100

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during July 2012)
Value at beginning of period	$23.12	$17.48	$15.86
Value at end of period	$24.42	$23.12	$17.48
Number of accumulation units outstanding at end of period	0	0	2,842
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.30	$14.80	$12.54	$13.69	$12.23
Value at end of period	$18.85	$18.30	$14.80	$12.54	$13.69
Number of accumulation units outstanding at end of period	0	0	5,664	6,800	6,417
DODGE & COX STOCK FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.40	$13.24	$10.98	$11.75
Value at end of period	$20.08	$18.40	$13.24	$10.98
Number of accumulation units outstanding at end of period	4	0	0	2,157
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.52	$14.45	$12.59	$13.30	$11.68
Value at end of period	$20.37	$18.52	$14.45	$12.59	$13.30
Number of accumulation units outstanding at end of period	0	0	0	0	1,038
EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$20.84	$17.51	$14.83	$17.32	$15.99	$11.60	$19.69	$16.72	$13.86	$11.55
Value at end of period	$20.10	$20.84	$17.51	$14.83	$17.32	$15.99	$11.60	$19.69	$16.72	$13.86
Number of accumulation units outstanding at end of period	1,100	17,892	18,077	55,104	92,841	65,213	56,412	77,006	35,702	16,315
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.47
Value at end of period	$19.63
Number of accumulation units outstanding at end of period	79
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.70	$16.70	$14.50	$15.03	$12.96	$9.65	$16.96	$14.58	$13.18	$11.39
Value at end of period	$24.03	$21.70	$16.70	$14.50	$15.03	$12.96	$9.65	$16.96	$14.58	$13.18
Number of accumulation units outstanding at end of period	6,478	17,388	49,006	80,165	73,818	32,042	41,443	51,562	6,947	28,396
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.72	$13.19	$11.36	$11.37	$9.98	$7.74	$13.65	$13.58	$11.42	$10.90
Value at end of period	$17.99	$16.72	$13.19	$11.36	$11.37	$9.98	$7.74	$13.65	$13.58	$11.42
Number of accumulation units outstanding at end of period	41	1,158	2,999	10,292	1,589	1,391	1,382	1,235	0	10,183
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2012)
Value at beginning of period	$16.96	$12.57	$13.18
Value at end of period	$18.68	$16.96	$12.57
Number of accumulation units outstanding at end of period	0	0	1,021
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.90	$18.43	$16.41	$17.05	$15.49	$12.91	$17.79	$16.16	$13.25	$11.61
Value at end of period	$23.83	$22.90	$18.43	$16.41	$17.05	$15.49	$12.91	$17.79	$16.16	$13.25
Number of accumulation units outstanding at end of period	2,919	3,694	6,408	33,911	22,099	14,731	2,929	2,004	14,315	11,173
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2007)
Value at beginning of period	$24.18	$17.90	$15.25	$15.98	$12.57	$9.81	$14.77	$15.58
Value at end of period	$24.11	$24.18	$17.90	$15.25	$15.98	$12.57	$9.81	$14.77
Number of accumulation units outstanding at end of period	1,456	683	2,420	1,989	5,915	10,650	8,894	9,348

CFI 101

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.72	$15.08	$13.73	$14.56	$11.43	$8.05	$14.13	$12.76	$11.97	$11.41
Value at end of period	$22.09	$20.72	$15.08	$13.73	$14.56	$11.43	$8.05	$14.13	$12.76	$11.97
Number of accumulation units outstanding at end of period	0	2,551	1,857	1,694	2,212	1,225	546	465	350	84
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.38	$10.27	$8.85	$9.11	$8.07	$6.18
Value at end of period	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	15,919	15,572	1,747	6,488	3,847	3,568
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2005)
Value at beginning of period	$57.68	$40.79	$34.05	$32.95	$31.75	$25.11	$35.35	$31.99	$30.93	$29.06
Value at end of period	$68.87	$57.68	$40.79	$34.05	$32.95	$31.75	$25.11	$35.35	$31.99	$30.93
Number of accumulation units outstanding at end of period	123	98	0	0	6	0	0	0	390	303
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$19.19	$14.98	$13.68	$14.71	$13.17	$10.20	$14.18	$13.40
Value at end of period	$19.90	$19.19	$14.98	$13.68	$14.71	$13.17	$10.20	$14.18
Number of accumulation units outstanding at end of period	0	689	550	3,033	4,036	1,837	0	189
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.18	$15.52	$14.18	$14.95
Value at end of period	$24.76	$24.18	$15.52	$14.18
Number of accumulation units outstanding at end of period	0	0	187	1,781
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.74	$14.50	$12.78	$13.42	$10.78	$8.58	$14.29	$14.33	$12.87	$11.46
Value at end of period	$20.74	$18.74	$14.50	$12.78	$13.42	$10.78	$8.58	$14.29	$14.33	$12.87
Number of accumulation units outstanding at end of period	2,502	2,876	14,928	0	0	0	0	0	6,456	5,349
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$26.26	$19.81	$18.07	$19.11	$15.27	$11.86	$17.35	$15.84	$13.27	$11.08
Value at end of period	$26.53	$26.26	$19.81	$18.07	$19.11	$15.27	$11.86	$17.35	$15.84	$13.27
Number of accumulation units outstanding at end of period	0	1,343	737	608	9,758	7,403	6,999	18,450	10,634	3,452
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.90	$14.65	$12.65	$12.59	$11.13	$7.99	$12.79	$11.58	$10.87	$9.87
Value at end of period	$20.89	$18.90	$14.65	$12.65	$12.59	$11.13	$7.99	$12.79	$11.58	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	14,017	11,626
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.59	$11.41	$10.41	$10.84	$8.66
Value at end of period	$17.02	$15.59	$11.41	$10.41	$10.84
Number of accumulation units outstanding at end of period	0	10,326	9,731	17,150	7,355
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.50	$17.12	$14.31	$15.64	$14.02	$10.29	$16.72	$14.56	$12.27	$10.88
Value at end of period	$21.97	$21.50	$17.12	$14.31	$15.64	$14.02	$10.29	$16.72	$14.56	$12.27
Number of accumulation units outstanding at end of period	2,222	3,506	512	17,810	28,100	17,758	27,128	24,370	16,517	23

CFI 102

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
Value at beginning of period	$15.04	$11.73	$10.41	$10.67	$9.86	$6.92	$12.91	$11.44	$10.73	$10.34
Value at end of period	$17.16	$15.04	$11.73	$10.41	$10.67	$9.86	$6.92	$12.91	$11.44	$10.73
Number of accumulation units outstanding at end of period	4,465	5,118	38,634	0	503	306	798	4,482	609	386
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$36.75	$34.21	$28.55	$35.15	$27.92	$15.49	$30.07	$22.66	$18.25	$13.03
Value at end of period	$34.69	$36.75	$34.21	$28.55	$35.15	$27.92	$15.49	$30.07	$22.66	$18.25
Number of accumulation units outstanding at end of period	928	5,345	12,641	6,939	6,958	4,506	54	19	3,134	5,694
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$6.00	$11.60	$12.88	$16.45
Value at end of period	$5.03	$6.00	$11.60	$12.88
Number of accumulation units outstanding at end of period	0	0	0	331
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.11	$11.69	$10.64	$10.76	$10.22
Value at end of period	$11.05	$11.11	$11.69	$10.64	$10.76
Number of accumulation units outstanding at end of period	0	0	5,791	7,929	4,149
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.70	$13.61	$12.33	$12.67	$11.42	$9.49	$13.82	$12.74	$11.60	$11.10
Value at end of period	$16.81	$15.70	$13.61	$12.33	$12.67	$11.42	$9.49	$13.82	$12.74	$11.60
Number of accumulation units outstanding at end of period	13	13	48	14,275	22	9,994	7,794	7,683	0	1,363
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.00	$15.56	$14.44	$13.05	$12.18	$11.02
Value at end of period	$14.30	$14.00	$15.56	$14.44	$13.05	$12.18
Number of accumulation units outstanding at end of period	0	0	8,043	34,873	41,505	31,229
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.55	$8.81	$7.95	$10.48	$8.61
Value at end of period	$7.40	$8.55	$8.81	$7.95	$10.48
Number of accumulation units outstanding at end of period	1,942	0	0	0	1,339
PIONEER HIGH YIELD FUND (CLASS A)
Value at beginning of period	$17.84	$16.02	$14.05	$14.43	$12.37	$7.70	$12.33	$11.63	$10.61	$10.45
Value at end of period	$17.66	$17.84	$16.02	$14.05	$14.43	$12.37	$7.70	$12.33	$11.63	$10.61
Number of accumulation units outstanding at end of period	378	1,587	2,336	32,954	16,386	14,680	5,444	3,620	5,238	15,956
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$22.89	$17.60	$14.89	$15.83	$13.75	$9.48	$14.64	$14.72	$12.38	$11.62
Value at end of period	$25.03	$22.89	$17.60	$14.89	$15.83	$13.75	$9.48	$14.64	$14.72	$12.38
Number of accumulation units outstanding at end of period	44	1,422	613	561	22,427	24,615	21,607	23,027	16,918	6,271
TEMPLETON FOREIGN FUND (CLASS A)
Value at beginning of period	$19.01	$15.07	$12.82	$14.82	$13.77	$9.28	$17.35	$14.93	$12.55	$11.44
Value at end of period	$16.81	$19.01	$15.07	$12.82	$14.82	$13.77	$9.28	$17.35	$14.93	$12.55
Number of accumulation units outstanding at end of period	0	0	0	3,769	3,481	403	428	346	0	5,932
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$19.74	$14.89	$12.47	$13.23	$11.89	$8.93	$14.79	$13.46	$12.24	$10.82
Value at end of period	$21.36	$19.74	$14.89	$12.47	$13.23	$11.89	$8.93	$14.79	$13.46	$12.24
Number of accumulation units outstanding at end of period	8,865	35,624	44,122	112,368	164,583	106,755	97,590	110,591	89,548	38,221
THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$18.03	$15.41	$13.90	$13.30	$12.00	$9.73	$13.83	$13.47	$11.31	$11.05
Value at end of period	$19.35	$18.03	$15.41	$13.90	$13.30	$12.00	$9.73	$13.83	$13.47	$11.31
Number of accumulation units outstanding at end of period	2,524	7,848	12,828	7,490	13,683	6,310	2,922	2,587	0	1,907

CFI 103

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THORNBURG INTERNATIONAL VALUE FUND (CLASS R4)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.48	$11.78	$10.28	$11.85
Value at end of period	$12.59	$13.48	$11.78	$10.28
Number of accumulation units outstanding at end of period	0	0	0	3,243
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.01	$14.87	$12.93	$12.60	$11.67	$9.31	$14.76	$14.38	$12.25	$12.47
Value at end of period	$20.62	$19.01	$14.87	$12.93	$12.60	$11.67	$9.31	$14.76	$14.38	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	5,110
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$19.82	$15.44	$13.78	$12.66	$11.17	$9.69	$14.20	$14.27
Value at end of period	$21.81	$19.82	$15.44	$13.78	$12.66	$11.17	$9.69	$14.20
Number of accumulation units outstanding at end of period	615	602	9,125	0	274	250	264	233
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$22.97	$15.87	$14.02	$14.00	$10.76	$7.82	$13.08	$12.76	$11.72	$11.29
Value at end of period	$23.45	$22.97	$15.87	$14.02	$14.00	$10.76	$7.82	$13.08	$12.76	$11.72
Number of accumulation units outstanding at end of period	168	163	0	0	3,361	3,085	2,718	2,387	0	15
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.89	$15.27	$14.25	$13.89	$13.00	$11.62	$11.72	$10.78	$10.43	$10.28
Value at end of period	$15.56	$14.89	$15.27	$14.25	$13.89	$13.00	$11.62	$11.72	$10.78	$10.43
Number of accumulation units outstanding at end of period	7,790	1,331	44,353	44,383	79,910	20,436	20,571	32,635	23,802	5,098
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.24	$13.18	$11.70	$11.97	$10.58	$8.95	$12.57	$12.01	$11.14
Value at end of period	$16.05	$15.24	$13.18	$11.70	$11.97	$10.58	$8.95	$12.57	$12.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	572	343	3,296
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.58	$13.23	$12.37	$12.03	$10.64
Value at end of period	$12.52	$12.58	$13.23	$12.37	$12.03
Number of accumulation units outstanding at end of period	0	0	8,396	6,990	7,887
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2010)
Value at beginning of period	$19.16	$18.62	$14.96	$15.95	$12.83
Value at end of period	$21.63	$19.16	$18.62	$14.96	$15.95
Number of accumulation units outstanding at end of period	0	0	0	0	455
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.62	$12.96	$13.44	$12.86
Value at end of period	$12.80	$14.62	$12.96	$13.44
Number of accumulation units outstanding at end of period	21	17	0	203
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.03	$14.38	$14.07	$13.18	$12.49	$11.98	$11.28	$10.73	$10.29
Value at end of period	$14.62	$14.03	$14.38	$14.07	$13.18	$12.49	$11.98	$11.28	$10.73
Number of accumulation units outstanding at end of period	12	12	4,088	11,734	31,703	22,070	24,276	20,890	11,093
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$17.22	$16.43	$14.52	$14.01	$12.35	$8.33	$10.83	$10.80
Value at end of period	$17.29	$17.22	$16.43	$14.52	$14.01	$12.35	$8.33	$10.83
Number of accumulation units outstanding at end of period	810	15	13	576	437	4,346	2,802	2,300

CFI 104

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.64	$12.65	$11.17	$11.30	$10.02	$8.22	$13.23	$12.73	$11.22	$10.37
Value at end of period	$18.75	$16.64	$12.65	$11.17	$11.30	$10.02	$8.22	$13.23	$12.73	$11.22
Number of accumulation units outstanding at end of period	1,273	0	0	5,297	5,140	2,970	18,231	19,190	17,467	8,603
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.71	$15.55	$13.35	$13.65	$11.32	$8.68	$14.05	$13.46	$12.43	$11.30
Value at end of period	$22.45	$20.71	$15.55	$13.35	$13.65	$11.32	$8.68	$14.05	$13.46	$12.43
Number of accumulation units outstanding at end of period	1,674	2,875	14,449	21,150	22,350	5,830	3,951	2,888	3,033	17,098
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.95	$14.13	$12.70	$12.93	$10.64	$8.61	$13.10	$14.12	$12.53	$12.28
Value at end of period	$20.81	$19.95	$14.13	$12.70	$12.93	$10.64	$8.61	$13.10	$14.12	$12.53
Number of accumulation units outstanding at end of period	809	83	667	7,193	1,122	1,010	2,601	2,838	893	3,929
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.17	$12.10	$11.07	$11.06	$10.67
Value at end of period	$13.82	$13.17	$12.10	$11.07	$11.06
Number of accumulation units outstanding at end of period	873	8,031	47,852	39,735	34,164
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.66	$12.63	$11.26	$11.53	$10.94
Value at end of period	$15.37	$14.66	$12.63	$11.26	$11.53
Number of accumulation units outstanding at end of period	257	6,787	91,281	40,645	39,301
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.56	$12.87	$11.26	$11.74	$11.08
Value at end of period	$16.36	$15.56	$12.87	$11.26	$11.74
Number of accumulation units outstanding at end of period	6,692	14,020	65,929	26,404	20,705
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.06	$13.05	$11.36	$11.95	$11.23
Value at end of period	$16.90	$16.06	$13.05	$11.36	$11.95
Number of accumulation units outstanding at end of period	6,406	5,968	38,509	9,414	6,278
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.51	$12.60	$11.74
Value at end of period	$16.36	$15.51	$12.60
Number of accumulation units outstanding at end of period	450	268	685
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.63	$11.81	$10.96	$10.76	$10.28
Value at end of period	$13.27	$12.63	$11.81	$10.96	$10.76
Number of accumulation units outstanding at end of period	381	0	3,480	337	235
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$14.16	$14.36	$13.28	$12.40	$11.38	$10.15	$11.36	$10.81	$10.48	$10.27
Value at end of period	$14.98	$14.16	$14.36	$13.28	$12.40	$11.38	$10.15	$11.36	$10.81	$10.48
Number of accumulation units outstanding at end of period	5,539	6,150	22,241	11,812	13,001	1,248	26,992	29,735	1,365	4,710
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.09	$14.24	$13.15	$12.35	$11.36	$10.28	$11.35	$10.81	$10.49	$10.48
Value at end of period	$14.88	$14.09	$14.24	$13.15	$12.35	$11.36	$10.28	$11.35	$10.81	$10.49
Number of accumulation units outstanding at end of period	98	35,797	21,618	30,430	31,707	39,309	5,901	2,211	0	6,523

CFI 105

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.90	$8.23	$6.99	$8.03	$7.02
Value at end of period	$9.23	$9.90	$8.23	$6.99	$8.03
Number of accumulation units outstanding at end of period	0	0	0	0	1,258
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.70	$12.10	$10.34	$10.32
Value at end of period	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	2,603	0	1,219	12,442
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.66	$9.77	$8.61	$8.40	$7.11	$6.37	$9.20	$9.38
Value at end of period	$13.80	$12.66	$9.77	$8.61	$8.40	$7.11	$6.37	$9.20
Number of accumulation units outstanding at end of period	11,000	7,638	29,833	35,455	30,152	27,513	11,475	10,501
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.64	$11.51
Value at end of period	$13.77	$12.64
Number of accumulation units outstanding at end of period	3,533	318
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.21	$10.19
Value at end of period	$13.18	$12.21
Number of accumulation units outstanding at end of period	4,220	3,809
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.58	$10.70	$10.82	$10.91
Value at end of period	$10.46	$10.58	$10.70	$10.82
Number of accumulation units outstanding at end of period	0	0	6	6
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.25	$16.65	$13.94	$17.04	$13.77	$9.53	$19.91	$18.19	$15.14
Value at end of period	$19.83	$21.25	$16.65	$13.94	$17.04	$13.77	$9.53	$19.91	$18.19
Number of accumulation units outstanding at end of period	0	0	19	5,096	4,780	5,577	1,981	1,691	1,635
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.97	$10.80	$9.87	$10.41	$9.06	$7.35	$11.34	$11.54
Value at end of period	$15.94	$13.97	$10.80	$9.87	$10.41	$9.06	$7.35	$11.34
Number of accumulation units outstanding at end of period	255	244	31	21,756	20,384	13,236	5,373	7,982
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$13.92	$13.32
Value at end of period	$15.88	$13.92
Number of accumulation units outstanding at end of period	749	13
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.04	$20.81	$18.16	$16.72	$13.21	$10.26	$15.92	$19.20	$14.20	$12.22
Value at end of period	$27.20	$21.04	$20.81	$18.16	$16.72	$13.21	$10.26	$15.92	$19.20	$14.20
Number of accumulation units outstanding at end of period	0	0	421	11,140	3,737	0	3,464	2,530	6,706	5,100

CFI 106

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$21.55	$16.47	$14.51	$14.05	$12.02
Value at end of period	$24.14	$21.55	$16.47	$14.51	$14.05
Number of accumulation units outstanding at end of period	0	0	0	0	612
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.86	$10.59	$9.25	$9.10	$8.18	$6.95
Value at end of period	$15.52	$13.86	$10.59	$9.25	$9.10	$8.18
Number of accumulation units outstanding at end of period	427	331	0	0	9,592	4,750
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$19.71	$15.09	$13.10	$13.11	$11.42
Value at end of period	$21.97	$19.71	$15.09	$13.10	$13.11
Number of accumulation units outstanding at end of period	0	0	0	0	568
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.33	$11.53	$9.94	$10.22	$7.93
Value at end of period	$17.12	$15.33	$11.53	$9.94	$10.22
Number of accumulation units outstanding at end of period	377	50	0	0	480
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$16.49	$11.99	$10.43	$10.95	$8.31
Value at end of period	$17.15	$16.49	$11.99	$10.43	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	539
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2006)
Value at beginning of period	$23.96	$17.51	$15.39	$15.88	$12.85	$10.14	$14.80	$14.07	$13.04
Value at end of period	$25.36	$23.96	$17.51	$15.39	$15.88	$12.85	$10.14	$14.80	$14.07
Number of accumulation units outstanding at end of period	1,656	4,970	163	1,439	1,098	1,151	382	2,157	2,301
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.39	$12.37	$11.19	$11.36	$10.80
Value at end of period	$14.04	$13.39	$12.37	$11.19	$11.36
Number of accumulation units outstanding at end of period	35,240	37,611	66,278	60,355	125,741
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.76	$12.80	$11.37	$11.82	$11.05
Value at end of period	$15.46	$14.76	$12.80	$11.37	$11.82
Number of accumulation units outstanding at end of period	11,201	9,841	55,690	90,763	92,442
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.51	$12.99	$11.38	$12.03	$11.21
Value at end of period	$16.26	$15.51	$12.99	$11.38	$12.03
Number of accumulation units outstanding at end of period	35,556	11,683	50,452	50,148	69,397
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.03	$13.09	$11.42	$12.14	$11.26
Value at end of period	$16.86	$16.03	$13.09	$11.42	$12.14
Number of accumulation units outstanding at end of period	23,868	2,629	12,597	69,530	67,961

CFI 107

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.27	$12.46	$10.88	$11.56	$9.83
Value at end of period	$16.10	$15.27	$12.46	$10.88	$11.56
Number of accumulation units outstanding at end of period	0	0	827	300	17
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.67	$11.94	$10.96	$11.00	$10.50
Value at end of period	$13.30	$12.67	$11.94	$10.96	$11.00
Number of accumulation units outstanding at end of period	3,735	1,259	30	7,253	20,985
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.99	$13.48	$12.10	$11.98	$10.87	$9.30	$12.26	$11.68	$10.87	$10.41
Value at end of period	$15.85	$14.99	$13.48	$12.10	$11.98	$10.87	$9.30	$12.26	$11.68	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	755	557	307	871	3,880	2,970
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.84	$13.05	$11.44	$11.88	$10.59	$8.52	$13.44	$12.89	$11.48	$10.55
Value at end of period	$16.75	$15.84	$13.05	$11.44	$11.88	$10.59	$8.52	$13.44	$12.89	$11.48
Number of accumulation units outstanding at end of period	7,117	6,152	499	72	1,752	940	810	3,791	1,962	1,482
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.34	$13.26	$11.77	$11.93	$10.73	$8.88	$12.88	$12.31	$11.16	$10.49
Value at end of period	$16.23	$15.34	$13.26	$11.77	$11.93	$10.73	$8.88	$12.88	$12.31	$11.16
Number of accumulation units outstanding at end of period	13,959	14,472	4,310	2,043	3,800	2,194	1,474	2,071	12,744	9,853
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.91	$12.34	$11.99	$11.28	$10.99
Value at end of period	$12.48	$11.91	$12.34	$11.99	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	542
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$24.04	$18.42	$15.93	$16.56	$13.27
Value at end of period	$26.86	$24.04	$18.42	$15.93	$16.56
Number of accumulation units outstanding at end of period	1,306	1,295	1,340	152	232
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$25.76	$18.67	$15.71	$15.46	$12.30	$9.16	$15.69	$14.89	$13.00	$11.72
Value at end of period	$26.70	$25.76	$18.67	$15.71	$15.46	$12.30	$9.16	$15.69	$14.89	$13.00
Number of accumulation units outstanding at end of period	1,960	9,498	12,806	20,623	23,954	29,636	16,872	15,277	4,320	3,868
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.32	$13.15	$11.47	$10.55	$8.31	$6.16	$10.09	$10.41
Value at end of period	$17.17	$13.32	$13.15	$11.47	$10.55	$8.31	$6.16	$10.09
Number of accumulation units outstanding at end of period	1,718	355	5,242	2,858	2,207	29,563	20,826	17,690
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.65	$11.69	$10.48	$11.07	$9.94	$7.60	$12.59	$12.44
Value at end of period	$17.54	$15.65	$11.69	$10.48	$11.07	$9.94	$7.60	$12.59
Number of accumulation units outstanding at end of period	0	0	2,140	6,047	16,514	11,742	7,735	6,461

CFI 108

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.93	$11.46	$10.10	$10.44	$8.39	$5.64
Value at end of period	$16.51	$15.93	$11.46	$10.10	$10.44	$8.39
Number of accumulation units outstanding at end of period	0	0	0	1,620	1,440	509
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$21.67	$16.04	$14.09	$15.94	$12.50	$9.05	$14.97	$14.46
Value at end of period	$22.81	$21.67	$16.04	$14.09	$15.94	$12.50	$9.05	$14.97
Number of accumulation units outstanding at end of period	4,966	2,396	5,195	2,929	26,531	33,123	23,188	29,807
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$18.37	$13.69	$11.62	$11.94	$10.44	$7.12
Value at end of period	$19.91	$18.37	$13.69	$11.62	$11.94	$10.44
Number of accumulation units outstanding at end of period	0	539	534	73	49	22
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.93	$12.74	$11.20	$11.54	$9.93
Value at end of period	$18.50	$16.93	$12.74	$11.20	$11.54
Number of accumulation units outstanding at end of period	0	0	12,106	10,285	8,551
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.93	$14.89	$12.60	$15.53	$13.00	$7.64	$15.79	$15.85
Value at end of period	$13.95	$13.93	$14.89	$12.60	$15.53	$13.00	$7.64	$15.79
Number of accumulation units outstanding at end of period	192	147	187	0	1,838	1,718	1,544	1,382
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$23.77	$18.19	$15.25	$15.08	$12.34	$9.89	$14.86	$14.62	$12.62	$11.71
Value at end of period	$27.15	$23.77	$18.19	$15.25	$15.08	$12.34	$9.89	$14.86	$14.62	$12.62
Number of accumulation units outstanding at end of period	0	0	276	8,209	7,854	13,638	5,481	4,772	0	1,857
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.04	$15.25	$12.95	$13.22	$10.71
Value at end of period	$22.62	$21.04	$15.25	$12.95	$13.22
Number of accumulation units outstanding at end of period	0	0	15,748	12,628	8,976
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.83	$14.94	$12.39	$13.61	$11.83	$8.55	$14.46	$13.69	$11.71	$9.99
Value at end of period	$19.09	$18.83	$14.94	$12.39	$13.61	$11.83	$8.55	$14.46	$13.69	$11.71
Number of accumulation units outstanding at end of period	2,845	3,311	25,623	8,985	6,702	12,492	10,563	14,378	473	5,573
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$19.21	$17.25	$14.99	$15.24	$13.32
Value at end of period	$19.10	$19.21	$17.25	$14.99	$15.24
Number of accumulation units outstanding at end of period	0	85	12,547	3,360	3,074
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$19.60	$16.16	$14.22	$13.93	$12.31	$9.31	$12.93	$12.48	$12.47
Value at end of period	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31	$9.31	$12.93	$12.48
Number of accumulation units outstanding at end of period	122,555	131,531	20,549	78,163	34,176	15,456	6,779	7,245	474

CFI 109

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2013)
Value at beginning of period	$18.70	$17.80
Value at end of period	$20.78	$18.70
Number of accumulation units outstanding at end of period	3,006	1,536
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.82	$15.55	$13.51	$14.15	$11.11	$7.66	$13.59	$12.11	$11.18	$10.86
Value at end of period	$23.09	$20.82	$15.55	$13.51	$14.15	$11.11	$7.66	$13.59	$12.11	$11.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,260
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$18.61	$14.45	$12.42	$12.63	$11.07	$8.92	$13.98	$13.84
Value at end of period	$19.84	$18.61	$14.45	$12.42	$12.63	$11.07	$8.92	$13.98
Number of accumulation units outstanding at end of period	24	2,237	2,051	1,538	5,251	14,311	10,529	14,374
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$20.65	$14.96	$12.70	$12.95	$10.84
Value at end of period	$22.25	$20.65	$14.96	$12.70	$12.95
Number of accumulation units outstanding at end of period	2,716	0	10,041	9,754	8,719
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.53	$14.06
Value at end of period	$16.22	$16.53
Number of accumulation units outstanding at end of period	1,059	971
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.28
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	1,299
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.97	$16.15	$13.35	$14.24	$13.30	$10.10	$16.87	$17.15
Value at end of period	$20.26	$20.97	$16.15	$13.35	$14.24	$13.30	$10.10	$16.87
Number of accumulation units outstanding at end of period	1,774	1,774	13,123	1,149	1,516	0	1,748	1,161
WANGER SELECT
(Funds were first received in this option during July 2012)
Value at beginning of period	$17.15	$12.86	$11.58
Value at end of period	$17.54	$17.15	$12.86
Number of accumulation units outstanding at end of period	0	0	9,703
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$24.66	$18.59	$15.62	$16.33	$12.50
Value at end of period	$25.62	$24.66	$18.59	$15.62	$16.33
Number of accumulation units outstanding at end of period	2,123	2,070	0	0	163
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$17.87	$13.68	$12.29	$11.59	$10.33	$8.77	$13.23	$12.85	$11.00	$10.73
Value at end of period	$19.68	$17.87	$13.68	$12.29	$11.59	$10.33	$8.77	$13.23	$12.85	$11.00
Number of accumulation units outstanding at end of period	0	0	289	28,995	71,517	43,730	79,788	91,793	72,170	24,537

CFI 110

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$22.01	$16.09	$14.31	$14.76	$12.14	$9.44	$13.95	$15.32	$12.73	$11.63
Value at end of period	$23.42	$22.01	$16.09	$14.31	$14.76	$12.14	$9.44	$13.95	$15.32	$12.73
Number of accumulation units outstanding at end of period	0	0	19	8,345	383	120	134	4,639	0	2,659

TABLE 15
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.93
Value at end of period	$20.59
Number of accumulation units outstanding at end of period	20,123
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during April 2008)
Value at beginning of period	$17.14	$12.88	$11.06	$10.57	$9.43	$7.87	$11.85
Value at end of period	$18.49	$17.14	$12.88	$11.06	$10.57	$9.43	$7.87
Number of accumulation units outstanding at end of period	0	0	0	4,972	4,034	2,528	62
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$25.91	$19.87	$18.17	$17.96	$14.51	$11.81	$16.21	$15.41	$13.12	$12.00
Value at end of period	$26.08	$25.91	$19.87	$18.17	$17.96	$14.51	$11.81	$16.21	$15.41	$13.12
Number of accumulation units outstanding at end of period	0	0	154	172	459	1,416	570	0	0	2,632
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.39	$15.11	$13.72	$14.11	$11.75
Value at end of period	$20.77	$18.39	$15.11	$13.72	$14.11
Number of accumulation units outstanding at end of period	3,385	2,827	2,354	0	801
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.85	$14.67	$13.50	$13.37	$11.55
Value at end of period	$20.37	$18.85	$14.67	$13.50	$13.37
Number of accumulation units outstanding at end of period	26,662	774	577	0	607
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$17.40	$14.44	$12.78	$12.43	$11.11	$9.27	$12.60	$11.95	$10.80	$10.57
Value at end of period	$18.75	$17.40	$14.44	$12.78	$12.43	$11.11	$9.27	$12.60	$11.95	$10.80
Number of accumulation units outstanding at end of period	46,390	46,527	12,134	27,911	28,304	29,987	28,336	3	20,393	53,263
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.87	$13.20	$12.50	$11.18	$10.86
Value at end of period	$12.06	$11.87	$13.20	$12.50	$11.18
Number of accumulation units outstanding at end of period	12,457	12,554	11,011	0	4,167
ARIEL APPRECIATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.88	$14.43	$12.22	$13.33	$11.26	$6.98	$11.91	$12.21	$11.12	$10.92
Value at end of period	$22.35	$20.88	$14.43	$12.22	$13.33	$11.26	$6.98	$11.91	$12.21	$11.12
Number of accumulation units outstanding at end of period	0	0	0	12,729	11,001	12,928	9,780	0	18,088	10,216

CFI 111

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.19	$13.41	$11.26	$12.83	$10.30	$6.37	$12.43	$12.78	$11.71	$12.04
Value at end of period	$21.07	$19.19	$13.41	$11.26	$12.83	$10.30	$6.37	$12.43	$12.78	$11.71
Number of accumulation units outstanding at end of period	26,285	27,736	9,897	21,623	27,855	27,410	24,153	261	7,302	4,246
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2012)
Value at beginning of period	$19.73	$15.91	$15.91
Value at end of period	$19.36	$19.73	$15.91
Number of accumulation units outstanding at end of period	0	65	11
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.93	$13.72	$12.36	$11.80	$10.12
Value at end of period	$18.32	$16.93	$13.72	$12.36	$11.80
Number of accumulation units outstanding at end of period	5,084	2,038	1,647	20,378	15,479
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during July 2010)
Value at beginning of period	$23.07	$17.44	$15.53	$15.75	$12.65
Value at end of period	$24.35	$23.07	$17.44	$15.53	$15.75
Number of accumulation units outstanding at end of period	221	221	0	2,492	2,010
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.26	$14.77	$12.52	$13.68	$11.88
Value at end of period	$18.80	$18.26	$14.77	$12.52	$13.68
Number of accumulation units outstanding at end of period	67	506	1,505	6,860	4,176
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$18.80	$14.53	$12.47	$13.49
Value at end of period	$18.73	$18.80	$14.53	$12.47
Number of accumulation units outstanding at end of period	38	2,804	2,471	2,644
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.51	$9.61	$8.43	$8.98	$7.80	$5.76
Value at end of period	$13.89	$12.51	$9.61	$8.43	$8.98	$7.80
Number of accumulation units outstanding at end of period	0	0	0	0	7,627	2,090
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09	$6.53
Value at end of period	$15.84	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	0	674	782	6,294	6,274	13,867	54
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.18	$15.30	$14.41
Value at end of period	$21.15	$20.18	$15.30
Number of accumulation units outstanding at end of period	0	7	1
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.64	$11.73	$9.81	$12.00
Value at end of period	$14.48	$14.64	$11.73	$9.81
Number of accumulation units outstanding at end of period	0	0	0	41

CFI 112

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
DODGE & COX STOCK FUND
(Funds were first received in this option during December 2014)
Value at beginning of period	$20.03
Value at end of period	$20.03
Number of accumulation units outstanding at end of period	989
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during December 2012)
Value at beginning of period	$18.48	$14.42	$14.42
Value at end of period	$20.31	$18.48	$14.42
Number of accumulation units outstanding at end of period	22	365	159
EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$20.74	$17.44	$14.77	$17.26	$15.94	$11.57	$19.66	$16.69	$13.84	$11.55
Value at end of period	$20.00	$20.74	$17.44	$14.77	$17.26	$15.94	$11.57	$19.66	$16.69	$13.84
Number of accumulation units outstanding at end of period	32,474	31,948	26,307	53,034	69,479	69,889	70,565	16,168	37,354	22,318
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$18.08	$13.77	$11.99	$12.58
Value at end of period	$19.58	$18.08	$13.77	$11.99
Number of accumulation units outstanding at end of period	0	1,873	3,957	4,564
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.59	$16.63	$14.44	$14.98	$12.92	$9.62	$16.93	$14.56	$13.17	$11.39
Value at end of period	$23.90	$21.59	$16.63	$14.44	$14.98	$12.92	$9.62	$16.93	$14.56	$13.17
Number of accumulation units outstanding at end of period	83,551	69,413	45,231	55,949	60,538	79,465	49,359	27,835	36,984	3,773
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$16.64	$13.13	$11.32	$11.33	$9.95	$7.73	$13.62	$13.86
Value at end of period	$17.89	$16.64	$13.13	$11.32	$11.33	$9.95	$7.73	$13.62
Number of accumulation units outstanding at end of period	14,568	14,381	16,075	6,883	11,880	17,034	8,676	179
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2012)
Value at beginning of period	$16.88	$12.52	$12.52
Value at end of period	$18.58	$16.88	$12.52
Number of accumulation units outstanding at end of period	420	383	356
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.78	$18.35	$16.34	$16.99	$15.44	$12.88	$17.75	$16.14	$14.88
Value at end of period	$23.70	$22.78	$18.35	$16.34	$16.99	$15.44	$12.88	$17.75	$16.14
Number of accumulation units outstanding at end of period	20,197	21,493	8,847	9,869	7,549	12,207	11,046	75	175
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during March 2006)
Value at beginning of period	$24.06	$17.82	$15.19	$15.92	$12.53	$9.79	$14.75	$15.24	$14.10
Value at end of period	$23.98	$24.06	$17.82	$15.19	$15.92	$12.53	$9.79	$14.75	$15.24
Number of accumulation units outstanding at end of period	2,578	2,393	5,876	18,361	20,132	18,203	15,805	1,497	1,093
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
Value at beginning of period	$20.61	$15.01	$13.67	$14.51	$11.40	$8.03	$14.10	$12.74	$11.96	$10.91
Value at end of period	$21.97	$20.61	$15.01	$13.67	$14.51	$11.40	$8.03	$14.10	$12.74	$11.96
Number of accumulation units outstanding at end of period	10	4,376	4,016	1,531	1	2,627	4,997	2,458	371	0
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.34	$10.25	$8.84	$9.10	$8.06	$6.08
Value at end of period	$14.38	$13.34	$10.25	$8.84	$9.10	$8.06
Number of accumulation units outstanding at end of period	813	1,476	2,882	4,191	5,284	6,503

CFI 113

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2005)
Value at beginning of period	$57.44	$40.64	$33.94	$32.86	$31.67	$25.07	$35.30	$31.96	$30.92	$29.06
Value at end of period	$68.54	$57.44	$40.64	$33.94	$32.86	$31.67	$25.07	$35.30	$31.96	$30.92
Number of accumulation units outstanding at end of period	0	0	149	149	0	0	0	0	1,060	866
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.10	$14.91	$13.62	$14.65	$13.14	$10.18	$14.15	$12.98	$12.36
Value at end of period	$19.79	$19.10	$14.91	$13.62	$14.65	$13.14	$10.18	$14.15	$12.98
Number of accumulation units outstanding at end of period	2	0	0	2,024	1,784	3,563	18	0	668
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.78	$11.13	$10.61	$9.88
Value at end of period	$11.34	$10.78	$11.13	$10.61
Number of accumulation units outstanding at end of period	0	998	2	176
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$24.14	$15.49	$14.16	$14.53	$11.31
Value at end of period	$24.70	$24.14	$15.49	$14.16	$14.53
Number of accumulation units outstanding at end of period	0	0	0	67	53
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.65	$14.44	$12.73	$13.37	$10.75	$8.56	$14.26	$14.31	$12.85	$11.96
Value at end of period	$20.63	$18.65	$14.44	$12.73	$13.37	$10.75	$8.56	$14.26	$14.31	$12.85
Number of accumulation units outstanding at end of period	0	0	6,571	20,653	11,713	16,995	3,775	0	3,868	1,952
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
Value at beginning of period	$26.13	$19.72	$18.00	$19.04	$15.22	$11.83	$17.31	$15.82	$13.26	$11.81
Value at end of period	$26.39	$26.13	$19.72	$18.00	$19.04	$15.22	$11.83	$17.31	$15.82	$13.26
Number of accumulation units outstanding at end of period	9,073	9,375	2,765	3,338	55	0	2,955	0	10,316	4,597
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$18.80	$14.59	$12.60	$12.55	$11.10	$10.63
Value at end of period	$20.77	$18.80	$14.59	$12.60	$12.55	$11.10
Number of accumulation units outstanding at end of period	102	95	101	1,114	1,178	871
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.35
Value at end of period	$17.59
Number of accumulation units outstanding at end of period	19,641
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.53	$11.38	$10.38	$10.82	$8.92	$6.91	$10.27
Value at end of period	$16.95	$15.53	$11.38	$10.38	$10.82	$8.92	$6.91
Number of accumulation units outstanding at end of period	191	1,796	13,536	26,073	31,454	33,871	35,500
NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$21.39	$17.04	$14.25	$15.59	$13.97	$10.27	$16.69	$14.54	$12.26	$11.13
Value at end of period	$21.85	$21.39	$17.04	$14.25	$15.59	$13.97	$10.27	$16.69	$14.54	$12.26
Number of accumulation units outstanding at end of period	4,027	3,997	2,546	15,515	12,167	22,293	12,105	2,041	6	11,763
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
Value at beginning of period	$14.96	$11.68	$10.37	$10.63	$9.83	$6.91	$12.88	$11.43	$10.72	$10.33
Value at end of period	$17.06	$14.96	$11.68	$10.37	$10.63	$9.83	$6.91	$12.88	$11.43	$10.72
Number of accumulation units outstanding at end of period	0	0	0	29,376	23,823	19,014	0	0	2,902	0

CFI 114

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during November 2005)
Value at beginning of period	$36.57	$34.06	$28.44	$35.03	$27.84	$15.46	$30.01	$22.62	$18.23	$16.87
Value at end of period	$34.50	$36.57	$34.06	$28.44	$35.03	$27.84	$15.46	$30.01	$22.62	$18.23
Number of accumulation units outstanding at end of period	646	1,721	7,278	10,571	3,498	0	4,926	0	1,773	737
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$20.32	$16.14	$13.46	$14.84	$12.93	$9.36	$13.49
Value at end of period	$20.56	$20.32	$16.14	$13.46	$14.84	$12.93	$9.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	81	40
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$11.09	$10.80
Value at end of period	$11.02	$11.09
Number of accumulation units outstanding at end of period	679	905
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.62	$13.55	$12.29	$12.63	$11.39	$9.47	$13.79	$12.72	$11.59	$11.10
Value at end of period	$16.72	$15.62	$13.55	$12.29	$12.63	$11.39	$9.47	$13.79	$12.72	$11.59
Number of accumulation units outstanding at end of period	3,769	4,353	2,564	1,391	5,446	0	473	44	14,447	1,797
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.95	$15.51	$14.40	$13.02	$12.15	$10.37	$10.26
Value at end of period	$14.24	$13.95	$15.51	$14.40	$13.02	$12.15	$10.37
Number of accumulation units outstanding at end of period	248	284	1,651	7,084	5,055	14,834	167
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.52	$8.78	$7.93	$10.46	$9.12	$5.28	$5.37
Value at end of period	$7.37	$8.52	$8.78	$7.93	$10.46	$9.12	$5.28
Number of accumulation units outstanding at end of period	0	0	170	170	1,300	1,658	19
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.75	$15.95	$14.00	$14.38	$12.34	$7.68	$12.30	$11.61	$10.60	$10.54
Value at end of period	$17.57	$17.75	$15.95	$14.00	$14.38	$12.34	$7.68	$12.30	$11.61	$10.60
Number of accumulation units outstanding at end of period	19,640	7,214	5,152	9,681	8,815	17,503	19,748	5,404	15,382	1,647
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$22.78	$17.52	$14.83	$15.77	$13.71	$9.45	$14.62	$14.70	$12.37	$11.62
Value at end of period	$24.90	$22.78	$17.52	$14.83	$15.77	$13.71	$9.45	$14.62	$14.70	$12.37
Number of accumulation units outstanding at end of period	15,588	15,630	186	0	0	0	231	0	1,707	13,005
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.91	$15.01	$12.77	$16.22
Value at end of period	$16.72	$18.91	$15.01	$12.77
Number of accumulation units outstanding at end of period	300	253	202	47
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$19.64	$14.82	$12.42	$13.18	$11.86	$8.90	$14.76	$13.44	$12.23	$10.82
Value at end of period	$21.25	$19.64	$14.82	$12.42	$13.18	$11.86	$8.90	$14.76	$13.44	$12.23
Number of accumulation units outstanding at end of period	84,025	81,057	44,445	105,483	105,830	104,300	88,105	11,255	42,716	45,921
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2006)
Value at beginning of period	$17.94	$15.34	$13.85	$13.25	$11.96	$9.71	$13.81	$13.45	$11.69
Value at end of period	$19.24	$17.94	$15.34	$13.85	$13.25	$11.96	$9.71	$13.81	$13.45
Number of accumulation units outstanding at end of period	4,575	10,383	9,500	10,676	10,360	21,889	26,112	123	9,493

CFI 115

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.73	$15.37	$13.73	$12.61	$11.14	$9.67	$13.07
Value at end of period	$21.69	$19.73	$15.37	$13.73	$12.61	$11.14	$9.67
Number of accumulation units outstanding at end of period	0	0	5,472	11,853	9,561	3,394	3,616
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.86	$15.80	$13.96	$13.96	$10.73	$7.80	$11.47
Value at end of period	$23.33	$22.86	$15.80	$13.96	$13.96	$10.73	$7.80
Number of accumulation units outstanding at end of period	0	0	647	342	251	0	72
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.81	$15.21	$14.19	$13.84	$12.96	$11.59	$11.69	$10.76	$10.42	$10.28
Value at end of period	$15.47	$14.81	$15.21	$14.19	$13.84	$12.96	$11.59	$11.69	$10.76	$10.42
Number of accumulation units outstanding at end of period	36,909	41,819	27,348	42,505	50,156	58,741	22,598	14,312	38,339	14,979
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.17	$13.12	$11.66	$11.92	$10.55	$8.93	$12.54	$12.04
Value at end of period	$15.96	$15.17	$13.12	$11.66	$11.92	$10.55	$8.93	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	27	12,528
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.74	$17.54	$15.03	$15.20	$13.60	$10.47
Value at end of period	$24.79	$22.74	$17.54	$15.03	$15.20	$13.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	562
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.54	$13.19	$13.19
Value at end of period	$12.47	$12.54	$13.19
Number of accumulation units outstanding at end of period	110	1,398	1,129
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$19.12	$18.58	$14.94	$16.31
Value at end of period	$21.57	$19.12	$18.58	$14.94
Number of accumulation units outstanding at end of period	0	792	731	636
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.58	$12.94	$13.43	$14.90	$12.90
Value at end of period	$12.76	$14.58	$12.94	$13.43	$14.90
Number of accumulation units outstanding at end of period	7,008	8,108	7,500	2,137	2,551
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$13.96	$14.32	$14.02	$13.14	$12.46	$11.95	$11.26	$10.72	$10.35	$10.17
Value at end of period	$14.54	$13.96	$14.32	$14.02	$13.14	$12.46	$11.95	$11.26	$10.72	$10.35
Number of accumulation units outstanding at end of period	20,704	21,398	3,322	95,997	88,514	91,262	82,302	0	1,148	7,970
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.16	$16.37	$14.47	$13.97	$12.33	$8.32	$10.37
Value at end of period	$17.22	$17.16	$16.37	$14.47	$13.97	$12.33	$8.32
Number of accumulation units outstanding at end of period	3,750	2,972	6,205	0	780	9,052	7,270
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.56	$12.59	$11.13	$11.26	$9.99	$8.20	$13.20	$12.71	$11.21	$10.72
Value at end of period	$18.65	$16.56	$12.59	$11.13	$11.26	$9.99	$8.20	$13.20	$12.71	$11.21
Number of accumulation units outstanding at end of period	3,987	3,919	4,381	6,687	6,348	10,926	8,952	9,807	12,615	5,769

CFI 116

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.61	$15.48	$13.30	$13.61	$11.28	$8.66	$14.03	$13.44	$12.42	$12.45
Value at end of period	$22.33	$20.61	$15.48	$13.30	$13.61	$11.28	$8.66	$14.03	$13.44	$12.42
Number of accumulation units outstanding at end of period	7,679	8,101	9,777	10,876	14,369	17,116	13,959	2,418	4,335	2,219
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2005)
Value at beginning of period	$19.85	$14.06	$12.65	$12.89	$10.61	$8.59	$13.08	$14.10	$12.52	$11.74
Value at end of period	$20.70	$19.85	$14.06	$12.65	$12.89	$10.61	$8.59	$13.08	$14.10	$12.52
Number of accumulation units outstanding at end of period	9,935	9,404	1,611	1,391	1,934	1,670	1,014	1,744	27,055	23,924
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.15	$12.09	$11.06	$11.06	$10.20
Value at end of period	$13.79	$13.15	$12.09	$11.06	$11.06
Number of accumulation units outstanding at end of period	203	97	18	2,855	2,182
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.63	$12.61	$11.25	$11.52	$10.94
Value at end of period	$15.33	$14.63	$12.61	$11.25	$11.52
Number of accumulation units outstanding at end of period	453	24,697	28,319	82,394	47,984
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.53	$12.85	$11.25	$11.73	$11.08
Value at end of period	$16.32	$15.53	$12.85	$11.25	$11.73
Number of accumulation units outstanding at end of period	667	18,927	18,978	59,368	31,380
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.02	$13.03	$11.34	$11.94	$11.23
Value at end of period	$16.86	$16.02	$13.03	$11.34	$11.94
Number of accumulation units outstanding at end of period	1,164	15,322	12,884	43,502	23,092
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.48	$12.58	$10.95	$11.94
Value at end of period	$16.32	$15.48	$12.58	$10.95
Number of accumulation units outstanding at end of period	1,720	4,611	3,212	2,791
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.60	$11.79	$10.95	$10.76	$10.23
Value at end of period	$13.24	$12.60	$11.79	$10.95	$10.76
Number of accumulation units outstanding at end of period	665	479	1	9,933	8,728
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$14.09	$14.29	$13.22	$12.36	$11.35	$10.13	$11.34	$10.80	$10.47	$10.26
Value at end of period	$14.90	$14.09	$14.29	$13.22	$12.36	$11.35	$10.13	$11.34	$10.80	$10.47
Number of accumulation units outstanding at end of period	6,117	4,558	3,645	17,936	18,258	15,215	5,022	4,485	17,519	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.02	$14.18	$13.10	$12.31	$11.33	$10.26	$11.33	$10.80	$10.48	$10.27
Value at end of period	$14.80	$14.02	$14.18	$13.10	$12.31	$11.33	$10.26	$11.33	$10.80	$10.48
Number of accumulation units outstanding at end of period	20,487	22,265	32,554	21,414	23,514	22,520	62,189	8,050	92,040	91,638
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.87	$8.21	$6.98	$8.02	$7.01
Value at end of period	$9.20	$9.87	$8.21	$6.98	$8.02
Number of accumulation units outstanding at end of period	5,959	13,322	13,310	1,990	1,959

CFI 117

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.98	$13.28	$11.22	$13.28	$13.05	$10.33	$18.18	$16.14	$12.55	$11.20
Value at end of period	$15.09	$15.98	$13.28	$11.22	$13.28	$13.05	$10.33	$18.18	$16.14	$12.55
Number of accumulation units outstanding at end of period	0	0	0	7,370	6,468	4,429	0	0	5,066	2,014
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.59
Value at end of period	$17.65
Number of accumulation units outstanding at end of period	4,529
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.61	$9.74	$8.58	$8.38	$7.09	$6.36	$9.20	$9.37
Value at end of period	$13.74	$12.61	$9.74	$8.58	$8.38	$7.09	$6.36	$9.20
Number of accumulation units outstanding at end of period	2,101	4,267	14,584	38,391	10,528	6,124	10,919	76
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.59	$9.72	$8.56	$8.51
Value at end of period	$13.71	$12.59	$9.72	$8.56
Number of accumulation units outstanding at end of period	5,771	4,253	0	3,388
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.20	$10.19
Value at end of period	$13.17	$12.20
Number of accumulation units outstanding at end of period	13,201	12,159
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.52	$10.65	$10.77	$10.90	$11.01	$11.10	$10.95	$10.88
Value at end of period	$10.40	$10.52	$10.65	$10.77	$10.90	$11.01	$11.10	$10.95
Number of accumulation units outstanding at end of period	8,933	9,567	73	1,393	4,139	2,594	6,640	21,834
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$21.15	$16.57	$13.89	$16.98	$13.73	$9.51	$16.83
Value at end of period	$19.72	$21.15	$16.57	$13.89	$16.98	$13.73	$9.51
Number of accumulation units outstanding at end of period	1,161	1,133	1,109	312	355	5,948	4,521
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.91	$10.76	$9.84	$10.39	$9.04	$7.34	$10.58
Value at end of period	$15.87	$13.91	$10.76	$9.84	$10.39	$9.04	$7.34
Number of accumulation units outstanding at end of period	0	0	38	226	773	10,489	8,557
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.86	$10.73	$9.80	$10.35	$9.01	$7.50
Value at end of period	$15.81	$13.86	$10.73	$9.80	$10.35	$9.01
Number of accumulation units outstanding at end of period	902	853	52	2,873	3,717	3,180
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$20.93	$20.71	$18.09	$16.66	$13.17	$10.23	$15.89	$19.17	$14.19	$12.73
Value at end of period	$27.06	$20.93	$20.71	$18.09	$16.66	$13.17	$10.23	$15.89	$19.17	$14.19
Number of accumulation units outstanding at end of period	10,163	12,835	1,597	225	183	8	6,290	1,323	4,998	1,075
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$21.50	$16.44	$14.49	$14.04	$11.91
Value at end of period	$24.07	$21.50	$16.44	$14.49	$14.04
Number of accumulation units outstanding at end of period	6,270	6,318	6,053	4,970	499

CFI 118

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.83	$10.57	$9.23	$9.09	$8.18	$6.94
Value at end of period	$15.46	$13.83	$10.57	$9.23	$9.09	$8.18
Number of accumulation units outstanding at end of period	420	1,452	3,563	8,797	7,790	2,446
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.29	$11.50	$9.92	$10.21	$7.87
Value at end of period	$17.07	$15.29	$11.50	$9.92	$10.21
Number of accumulation units outstanding at end of period	6,604	7,882	7,448	2,592	1,161
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$16.44	$11.96	$10.41	$10.94	$8.23
Value at end of period	$17.09	$16.44	$11.96	$10.41	$10.94
Number of accumulation units outstanding at end of period	4,015	5,597	5,095	456	2,062
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$26.61	$19.30	$16.91	$17.26
Value at end of period	$27.85	$26.61	$19.30	$16.91
Number of accumulation units outstanding at end of period	0	5	522	455
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$23.84	$17.43	$15.33	$15.83	$12.81	$10.12	$9.46
Value at end of period	$25.22	$23.84	$17.43	$15.33	$15.83	$12.81	$10.12
Number of accumulation units outstanding at end of period	0	4,729	8,196	3,247	3,313	3,288	790
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.36	$12.35	$11.18	$11.35	$10.80
Value at end of period	$14.01	$13.36	$12.35	$11.18	$11.35
Number of accumulation units outstanding at end of period	37,800	165,181	164,807	96,050	101,897
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.73	$12.78	$11.36	$11.82	$11.05
Value at end of period	$15.42	$14.73	$12.78	$11.36	$11.82
Number of accumulation units outstanding at end of period	63,796	123,246	149,281	129,882	134,925
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.48	$12.98	$11.37	$12.02	$11.21
Value at end of period	$16.22	$15.48	$12.98	$11.37	$12.02
Number of accumulation units outstanding at end of period	114,700	207,468	147,368	60,721	63,271
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.99	$13.07	$11.41	$12.14	$11.26
Value at end of period	$16.82	$15.99	$13.07	$11.41	$12.14
Number of accumulation units outstanding at end of period	48,354	74,834	60,475	31,935	34,383
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.25	$12.45	$10.87	$11.55	$11.31
Value at end of period	$16.07	$15.25	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	1,686	2,759	1,936	253	8

CFI 119

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.65	$11.92	$10.95	$11.00	$10.50
Value at end of period	$13.26	$12.65	$11.92	$10.95	$11.00
Number of accumulation units outstanding at end of period	16,449	18,779	6,600	20,171	19,854
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$14.91	$13.42	$12.05	$11.94	$10.84	$9.27	$12.24	$11.67	$10.86	$10.54
Value at end of period	$15.77	$14.91	$13.42	$12.05	$11.94	$10.84	$9.27	$12.24	$11.67	$10.86
Number of accumulation units outstanding at end of period	6,607	11,930	9,757	55,845	38,429	36,010	26	33	130,558	132,088
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$15.76	$12.99	$11.39	$11.83	$10.56	$8.50	$13.41	$12.88	$11.47	$10.89
Value at end of period	$16.66	$15.76	$12.99	$11.39	$11.83	$10.56	$8.50	$13.41	$12.88	$11.47
Number of accumulation units outstanding at end of period	8,272	8,244	8,917	90,214	57,450	45,694	805	315	15,014	6,766
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.26	$13.20	$11.72	$11.89	$10.70	$8.86	$12.85	$12.29	$11.15	$10.74
Value at end of period	$16.14	$15.26	$13.20	$11.72	$11.89	$10.70	$8.86	$12.85	$12.29	$11.15
Number of accumulation units outstanding at end of period	15,745	19,482	20,147	81,090	59,380	52,439	22,936	6,055	57,010	73,151
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.88	$12.31	$11.96	$11.27	$10.71	$10.75
Value at end of period	$12.44	$11.88	$12.31	$11.96	$11.27	$10.71
Number of accumulation units outstanding at end of period	0	981	896	5,287	4,904	2,916
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$23.92	$18.34	$15.87	$16.50	$13.62	$10.11	$13.86	$14.38	$13.52
Value at end of period	$26.71	$23.92	$18.34	$15.87	$16.50	$13.62	$10.11	$13.86	$14.38
Number of accumulation units outstanding at end of period	945	812	1	3,276	2,684	14,416	7,526	5,158	4,376
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.63	$18.59	$15.64	$15.41	$12.27	$9.14	$15.66	$14.87	$12.99	$12.18
Value at end of period	$26.56	$25.63	$18.59	$15.64	$15.41	$12.27	$9.14	$15.66	$14.87	$12.99
Number of accumulation units outstanding at end of period	9,449	13,800	11,381	26,240	36,051	57,261	40,244	7,883	15,352	2,239
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.27	$13.10	$11.43	$10.53	$8.29	$6.15	$10.08	$12.34	$11.39
Value at end of period	$17.09	$13.27	$13.10	$11.43	$10.53	$8.29	$6.15	$10.08	$12.34
Number of accumulation units outstanding at end of period	2,798	4,741	9,546	13,147	9,911	5,284	6,696	0	263
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.58	$11.64	$10.44	$11.03	$9.91	$7.59	$12.57	$12.15	$11.12
Value at end of period	$17.45	$15.58	$11.64	$10.44	$11.03	$9.91	$7.59	$12.57	$12.15
Number of accumulation units outstanding at end of period	3,791	6,849	3,722	1,589	600	4,873	0	0	4,484
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.87	$11.42	$10.07	$10.42	$8.65
Value at end of period	$16.44	$15.87	$11.42	$10.07	$10.42
Number of accumulation units outstanding at end of period	1,772	2,692	0	0	1,438
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.58	$15.98	$14.05	$15.89	$12.47	$9.03	$14.95	$13.17	$11.86	$11.64
Value at end of period	$22.70	$21.58	$15.98	$14.05	$15.89	$12.47	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	8,861	7,765	5,430	21,565	23,421	45,077	36,406	13,050	5,471	975

CFI 120

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.28	$13.63	$11.57	$11.90	$10.41	$8.16	$12.93	$13.32	$11.58	$11.27
Value at end of period	$19.81	$18.28	$13.63	$11.57	$11.90	$10.41	$8.16	$12.93	$13.32	$11.58
Number of accumulation units outstanding at end of period	7,218	8,746	2,274	2,691	10,209	22,303	20,107	16,764	85,103	77,648
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.43
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	45,087
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.88	$14.84	$12.56	$15.49	$12.98	$7.63	$13.08
Value at end of period	$13.89	$13.88	$14.84	$12.56	$15.49	$12.98	$7.63
Number of accumulation units outstanding at end of period	9,733	8,711	7,893	718	4,647	11,383	8,095
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$23.65	$18.10	$15.19	$15.02	$12.30	$9.86	$14.83	$14.59	$13.05
Value at end of period	$27.00	$23.65	$18.10	$15.19	$15.02	$12.30	$9.86	$14.83	$14.59
Number of accumulation units outstanding at end of period	7,983	9,963	4,585	3,548	8,748	14,080	9,340	2,322	481
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$20.99	$15.23	$12.94	$13.61
Value at end of period	$22.57	$20.99	$15.23	$12.94
Number of accumulation units outstanding at end of period	0	83	561	497
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.74	$14.88	$12.35	$13.57	$11.80	$8.54	$14.44	$13.68	$11.70	$9.99
Value at end of period	$19.00	$18.74	$14.88	$12.35	$13.57	$11.80	$8.54	$14.44	$13.68	$11.70
Number of accumulation units outstanding at end of period	10,512	10,352	6,487	14,243	10,477	42,753	23,960	17,786	37,600	23,035
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.14	$17.20	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60	$10.25
Value at end of period	$19.02	$19.14	$17.20	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	0	2,183	2,873	11,374	7,779	964	4	0	194
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.95
Value at end of period	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	15,314	61,326	156,839	136,057	39,439	45,970	30,306	7,410	15,682	2,358
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.63	$13.88	$12.03	$12.59	$9.86	$6.78	$12.01	$10.67	$10.20
Value at end of period	$20.69	$18.63	$13.88	$12.03	$12.59	$9.86	$6.78	$12.01	$10.67
Number of accumulation units outstanding at end of period	35	35	1,069	768	54	0	597	2,646	6
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.71	$15.48	$13.45	$14.10	$11.08	$7.64	$13.57	$12.09	$11.17	$10.11
Value at end of period	$22.96	$20.71	$15.48	$13.45	$14.10	$11.08	$7.64	$13.57	$12.09	$11.17
Number of accumulation units outstanding at end of period	33	101	109	114	114	0	0	0	10,118	7,294

CFI 121

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.51	$14.39	$12.37	$12.58	$11.03	$8.90	$13.95	$13.65	$11.55	$11.67
Value at end of period	$19.74	$18.51	$14.39	$12.37	$12.58	$11.03	$8.90	$13.95	$13.65	$11.55
Number of accumulation units outstanding at end of period	12,120	14,409	13,973	24,612	22,167	27,795	8,587	0	15,001	9,727
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.55	$14.90	$12.65	$12.91	$11.15	$7.87	$13.75	$12.64	$11.26	$10.70
Value at end of period	$22.12	$20.55	$14.90	$12.65	$12.91	$11.15	$7.87	$13.75	$12.64	$11.26
Number of accumulation units outstanding at end of period	2,731	2,799	7,243	6,898	2,196	32,005	10,112	0	17,967	12,293
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.45	$14.51	$12.31	$14.16	$12.54	$8.53
Value at end of period	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54
Number of accumulation units outstanding at end of period	0	0	858	2,424	1,016	3,989
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2009)
Value at beginning of period	$20.89	$16.09	$13.31	$14.21	$13.27	$12.79
Value at end of period	$20.17	$20.89	$16.09	$13.31	$14.21	$13.27
Number of accumulation units outstanding at end of period	815	879	880	11,241	8,174	5,836
WANGER INTERNATIONAL
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66	$5.75
Value at end of period	$12.19	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66
Number of accumulation units outstanding at end of period	23,517	0	0	0	0	1,629	83
WANGER SELECT
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.12	$12.84	$10.93	$13.40	$10.44
Value at end of period	$17.50	$17.12	$12.84	$10.93	$13.40
Number of accumulation units outstanding at end of period	0	0	0	8,416	6,723
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$17.78	$13.62	$12.24	$11.55	$10.30	$8.74	$13.21	$12.84	$10.99	$10.73
Value at end of period	$19.57	$17.78	$13.62	$12.24	$11.55	$10.30	$8.74	$13.21	$12.84	$10.99
Number of accumulation units outstanding at end of period	22,068	22,021	477	39,507	39,786	62,877	64,539	16,394	17,709	34,428
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$21.90	$16.02	$14.25	$14.70	$12.11	$9.41	$13.92	$15.30	$12.72	$11.63
Value at end of period	$23.29	$21.90	$16.02	$14.25	$14.70	$12.11	$9.41	$13.92	$15.30	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	4,687	0

TABLE 16
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.06	$12.82	$11.02	$10.53	$9.40	$7.85	$13.37	$13.76
Value at end of period	$18.39	$17.06	$12.82	$11.02	$10.53	$9.40	$7.85	$13.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,438

CFI 122

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2012)
Value at beginning of period	$25.78	$19.78	$17.84
Value at end of period	$25.94	$25.78	$19.78
Number of accumulation units outstanding at end of period	0	2,265	2,165
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2011)
Value at beginning of period	$18.80	$14.64	$13.49	$13.32
Value at end of period	$20.31	$18.80	$14.64	$13.49
Number of accumulation units outstanding at end of period	0	0	1,566	977
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.32	$14.38	$12.73	$12.39	$11.08	$9.25	$12.58	$11.93	$10.79	$10.73
Value at end of period	$18.65	$17.32	$14.38	$12.73	$12.39	$11.08	$9.25	$12.58	$11.93	$10.79
Number of accumulation units outstanding at end of period	1,888	5,179	4,606	3,436	2,053	42,031	29,722	2,744	177	89
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.84	$13.17	$12.48	$11.17	$11.19
Value at end of period	$12.02	$11.84	$13.17	$12.48	$11.17
Number of accumulation units outstanding at end of period	0	0	0	0	1,202
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2009)
Value at beginning of period	$20.78	$14.37	$12.17	$13.28	$11.23	$7.16
Value at end of period	$22.23	$20.78	$14.37	$12.17	$13.28	$11.23
Number of accumulation units outstanding at end of period	189	601	549	0	0	404
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2009)
Value at beginning of period	$19.10	$13.35	$11.21	$12.79	$10.26	$6.33
Value at end of period	$20.96	$19.10	$13.35	$11.21	$12.79	$10.26
Number of accumulation units outstanding at end of period	535	923	863	0	0	301
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2011)
Value at beginning of period	$19.69	$15.89	$12.80	$12.80
Value at end of period	$19.30	$19.69	$15.89	$12.80
Number of accumulation units outstanding at end of period	0	0	0	54
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during December 2011)
Value at beginning of period	$18.22	$14.74	$12.51	$12.51
Value at end of period	$18.74	$18.22	$14.74	$12.51
Number of accumulation units outstanding at end of period	0	0	0	286
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$18.76	$14.51	$12.46	$13.23	$11.48
Value at end of period	$18.69	$18.76	$14.51	$12.46	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	422
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during December 2011)
Value at beginning of period	$18.43	$14.39	$12.56	$12.56
Value at end of period	$20.25	$18.43	$14.39	$12.56
Number of accumulation units outstanding at end of period	0	0	0	294

CFI 123

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during May 2007)
Value at beginning of period	$20.64	$17.36	$14.71	$17.21	$15.89	$11.54	$19.62	$18.16
Value at end of period	$19.89	$20.64	$17.36	$14.71	$17.21	$15.89	$11.54	$19.62
Number of accumulation units outstanding at end of period	417	404	746	386	1,039	753	29,008	23,614
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$18.04	$13.75	$11.98	$12.21	$11.09
Value at end of period	$19.53	$18.04	$13.75	$11.98	$12.21
Number of accumulation units outstanding at end of period	0	0	0	0	1,764
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.48	$16.55	$14.38	$14.93	$12.88	$9.60	$16.89	$14.53	$13.16	$11.06
Value at end of period	$23.77	$21.48	$16.55	$14.38	$14.93	$12.88	$9.60	$16.89	$14.53	$13.16
Number of accumulation units outstanding at end of period	1,973	13,577	8,797	17,400	534	34,984	59,626	43,926	8,780	2,698
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.56	$13.07	$11.27	$11.29	$9.92	$7.71	$13.07
Value at end of period	$17.80	$16.56	$13.07	$11.27	$11.29	$9.92	$7.71
Number of accumulation units outstanding at end of period	1,789	2,295	2,211	0	0	1,400	991
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during April 2008)
Value at beginning of period	$22.67	$18.27	$16.28	$16.94	$15.40	$12.85	$16.86
Value at end of period	$23.58	$22.67	$18.27	$16.28	$16.94	$15.40	$12.85
Number of accumulation units outstanding at end of period	0	3,749	2,920	2,486	0	0	2,706
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during January 2005)
Value at beginning of period	$23.94	$17.74	$15.13	$15.87	$12.49	$9.76	$14.72	$15.22	$13.14	$11.85
Value at end of period	$23.85	$23.94	$17.74	$15.13	$15.87	$12.49	$9.76	$14.72	$15.22	$13.14
Number of accumulation units outstanding at end of period	0	162	0	1,982	0	12,391	8,951	2,544	2,204	834
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during April 2009)
Value at beginning of period	$20.51	$14.94	$13.62	$14.46	$11.36	$8.43
Value at end of period	$21.85	$20.51	$14.94	$13.62	$14.46	$11.36
Number of accumulation units outstanding at end of period	567	1,483	1,318	2,558	0	447
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.30	$10.22	$9.08
Value at end of period	$14.33	$13.30	$10.22
Number of accumulation units outstanding at end of period	0	804	712
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.56	$14.38	$12.68	$13.32	$10.71	$8.54	$14.23	$14.29	$12.84	$11.61
Value at end of period	$20.51	$18.56	$14.38	$12.68	$13.32	$10.71	$8.54	$14.23	$14.29	$12.84
Number of accumulation units outstanding at end of period	0	0	0	79	0	11,496	5,655	4,275	3,787	1,266
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.47	$11.34	$10.35	$10.79	$8.90	$6.90	$10.37
Value at end of period	$16.87	$15.47	$11.34	$10.35	$10.79	$8.90	$6.90
Number of accumulation units outstanding at end of period	0	0	0	887	186	404	241

CFI 124

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.29	$16.97	$14.20	$15.54	$13.93	$10.24	$15.06
Value at end of period	$21.73	$21.29	$16.97	$14.20	$15.54	$13.93	$10.24
Number of accumulation units outstanding at end of period	0	0	0	0	238	161	90
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.89	$11.63	$10.33	$10.59	$9.80	$6.89	$12.86	$13.27
Value at end of period	$16.97	$14.89	$11.63	$10.33	$10.59	$9.80	$6.89	$12.86
Number of accumulation units outstanding at end of period	464	519	498	0	0	273	0	17,658
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$36.39	$33.90	$28.32	$34.91	$27.76	$15.42	$29.95	$28.92
Value at end of period	$34.31	$36.39	$33.90	$28.32	$34.91	$27.76	$15.42	$29.95
Number of accumulation units outstanding at end of period	0	0	2,956	6,115	778	0	0	6,638
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.55	$13.49	$12.24	$12.58	$11.35	$9.45	$13.77	$12.70	$11.58	$10.86
Value at end of period	$16.63	$15.55	$13.49	$12.24	$12.58	$11.35	$9.45	$13.77	$12.70	$11.58
Number of accumulation units outstanding at end of period	0	2,721	2,322	8,428	0	3,195	1,481	9,557	8,660	948
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.89	$15.46	$14.36	$12.99	$12.13	$10.35	$11.48
Value at end of period	$14.18	$13.89	$15.46	$14.36	$12.99	$12.13	$10.35
Number of accumulation units outstanding at end of period	0	0	330	262	0	0	5,546
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.49	$8.76	$7.91	$10.44	$8.28
Value at end of period	$7.35	$8.49	$8.76	$7.91	$10.44
Number of accumulation units outstanding at end of period	0	1,980	1,939	1,821	1,419
PIONEER HIGH YIELD FUND (CLASS A)
Value at beginning of period	$17.67	$15.88	$13.94	$14.33	$12.30	$7.66	$12.28	$11.60	$10.59	$10.44
Value at end of period	$17.47	$17.67	$15.88	$13.94	$14.33	$12.30	$7.66	$12.28	$11.60	$10.59
Number of accumulation units outstanding at end of period	0	527	355	2,776	0	4,906	5,382	4,383	6	10
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during September 2007)
Value at beginning of period	$22.67	$17.45	$14.77	$15.72	$13.67	$9.43	$14.59	$15.29
Value at end of period	$24.76	$22.67	$17.45	$14.77	$15.72	$13.67	$9.43	$14.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	12,608
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.82	$14.94	$12.72	$14.71	$13.69	$9.23	$17.29	$16.06
Value at end of period	$16.63	$18.82	$14.94	$12.72	$14.71	$13.69	$9.23	$17.29
Number of accumulation units outstanding at end of period	0	51	0	0	597	16,245	23,841	19,946
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.54	$14.76	$12.37	$13.14	$11.82	$8.88	$14.73	$14.47
Value at end of period	$21.13	$19.54	$14.76	$12.37	$13.14	$11.82	$8.88	$14.73
Number of accumulation units outstanding at end of period	0	3,332	4,156	3,878	5,030	14,426	45,109	40,247
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.85	$15.27	$13.79	$13.21	$11.93	$9.69	$12.81
Value at end of period	$19.14	$17.85	$15.27	$13.79	$13.21	$11.93	$9.69
Number of accumulation units outstanding at end of period	0	1,804	1,605	1,426	245	225	4,265

CFI 125

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.74	$15.14	$14.14	$13.79	$12.92	$11.56	$11.67	$10.75	$10.41	$10.28
Value at end of period	$15.39	$14.74	$15.14	$14.14	$13.79	$12.92	$11.56	$11.67	$10.75	$10.41
Number of accumulation units outstanding at end of period	750	6,862	5,442	4,067	3,350	0	11,862	3,814	1,187	1,138
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.49	$13.15	$12.31	$11.98	$10.45	$8.55
Value at end of period	$12.42	$12.49	$13.15	$12.31	$11.98	$10.45
Number of accumulation units outstanding at end of period	1,552	2,336	7,110	10,977	0	1,604
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$14.55	$12.92	$13.41	$13.23
Value at end of period	$12.72	$14.55	$12.92	$13.41
Number of accumulation units outstanding at end of period	0	0	4,650	3,779
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.89	$14.25	$13.96	$13.09	$12.42	$11.92	$11.24	$10.95
Value at end of period	$14.46	$13.89	$14.25	$13.96	$13.09	$12.42	$11.92	$11.24
Number of accumulation units outstanding at end of period	0	173	145	0	0	0	0	7,327
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$20.69
Value at end of period	$22.37
Number of accumulation units outstanding at end of period	156
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.09	$16.32	$14.43	$13.94	$12.65
Value at end of period	$17.14	$17.09	$16.32	$14.43	$13.94
Number of accumulation units outstanding at end of period	21	802	876	1,942	470
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$16.48	$12.54	$11.08	$11.22	$9.96	$8.18	$13.17	$12.69	$11.20	$10.75
Value at end of period	$18.54	$16.48	$12.54	$11.08	$11.22	$9.96	$8.18	$13.17	$12.69	$11.20
Number of accumulation units outstanding at end of period	0	1,242	852	1,317	0	5,062	41,516	41,288	1,414	444
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.51	$15.42	$13.25	$13.56	$11.25	$8.64	$14.00	$13.42	$12.41	$11.29
Value at end of period	$22.21	$20.51	$15.42	$13.25	$13.56	$11.25	$8.64	$14.00	$13.42	$12.41
Number of accumulation units outstanding at end of period	0	820	685	857	551	15,552	10,436	1,506	459	292
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.75	$14.00	$12.60	$12.84	$10.58	$8.57	$13.05	$14.08	$12.51	$11.76
Value at end of period	$20.59	$19.75	$14.00	$12.60	$12.84	$10.58	$8.57	$13.05	$14.08	$12.51
Number of accumulation units outstanding at end of period	0	469	304	121	0	5,011	1,834	1,303	186	0
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.02	$14.23	$13.17	$12.32	$11.31	$10.11	$11.31	$11.10
Value at end of period	$14.81	$14.02	$14.23	$13.17	$12.32	$11.31	$10.11	$11.31
Number of accumulation units outstanding at end of period	0	872	1,710	1,336	550	8,540	5,072	4,979
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.95	$14.12	$13.05	$12.27	$11.29	$10.23	$11.31	$10.78	$10.47	$10.24
Value at end of period	$14.71	$13.95	$14.12	$13.05	$12.27	$11.29	$10.23	$11.31	$10.78	$10.47
Number of accumulation units outstanding at end of period	0	0	554	243	0	18	980	4,390	2,271	808

CFI 126

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.90	$13.22	$11.17	$13.23	$13.01	$10.31	$18.14	$16.11	$12.54	$11.34
Value at end of period	$15.01	$15.90	$13.22	$11.17	$13.23	$13.01	$10.31	$18.14	$16.11	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	14	721	581	232
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.56
Value at end of period	$17.61
Number of accumulation units outstanding at end of period	15
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.57	$9.71	$8.56	$8.36	$7.08	$6.35	$9.19	$9.36
Value at end of period	$13.68	$12.57	$9.71	$8.56	$8.36	$7.08	$6.35	$9.19
Number of accumulation units outstanding at end of period	0	3,703	3,197	3,101	0	0	0	22
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.54	$9.68	$9.36
Value at end of period	$13.65	$12.54	$9.68
Number of accumulation units outstanding at end of period	333	1,992	296
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.20	$10.19
Value at end of period	$13.16	$12.20
Number of accumulation units outstanding at end of period	0	250
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$21.04	$16.50	$13.83	$16.92	$13.69	$9.48	$19.83	$21.71
Value at end of period	$19.61	$21.04	$16.50	$13.83	$16.92	$13.69	$9.48	$19.83
Number of accumulation units outstanding at end of period	37	223	0	0	0	0	8,318	10,933
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.81	$10.69	$9.78	$10.81
Value at end of period	$15.75	$13.81	$10.69	$9.78
Number of accumulation units outstanding at end of period	0	2,290	2,143	2,041
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$20.83	$20.62	$18.02	$16.61	$13.13	$10.21	$15.86	$18.30
Value at end of period	$26.91	$20.83	$20.62	$18.02	$16.61	$13.13	$10.21	$15.86
Number of accumulation units outstanding at end of period	0	2,751	2,693	0	0	10,649	2,221	2,289
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.79	$10.55	$9.22	$9.79
Value at end of period	$15.41	$13.79	$10.55	$9.22
Number of accumulation units outstanding at end of period	0	0	455	54
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$16.39	$11.93	$10.39	$10.92	$9.35
Value at end of period	$17.03	$16.39	$11.93	$10.39	$10.92
Number of accumulation units outstanding at end of period	0	0	0	0	1,594

CFI 127

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.72	$17.35	$15.27	$15.77	$12.78	$10.09	$14.75	$14.03	$12.10	$11.71
Value at end of period	$25.09	$23.72	$17.35	$15.27	$15.77	$12.78	$10.09	$14.75	$14.03	$12.10
Number of accumulation units outstanding at end of period	0	4,129	1,552	6,472	106	74	31	0	5	9
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.34	$12.33	$11.17	$11.35	$10.80
Value at end of period	$13.98	$13.34	$12.33	$11.17	$11.35
Number of accumulation units outstanding at end of period	2,102	1,051	1,699	58,975	3,610
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.70	$12.76	$11.35	$11.81	$11.05
Value at end of period	$15.38	$14.70	$12.76	$11.35	$11.81
Number of accumulation units outstanding at end of period	30,235	20,670	21,580	41,308	15,565
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.45	$12.96	$11.35	$12.01	$11.21
Value at end of period	$16.18	$15.45	$12.96	$11.35	$12.01
Number of accumulation units outstanding at end of period	11,553	27,649	24,597	34,710	9,357
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.96	$13.05	$11.39	$12.13	$11.26
Value at end of period	$16.77	$15.96	$13.05	$11.39	$12.13
Number of accumulation units outstanding at end of period	9,577	22,551	20,157	38,180	14,641
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.22	$12.43	$10.86	$10.85
Value at end of period	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	938	1,048	575	1,048
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.62	$11.90	$10.94	$11.25
Value at end of period	$13.23	$12.62	$11.90	$10.94
Number of accumulation units outstanding at end of period	2,084	4,191	3,509	2,872
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.84	$13.36	$12.00	$11.90	$10.81	$9.25	$12.21	$12.17
Value at end of period	$15.68	$14.84	$13.36	$12.00	$11.90	$10.81	$9.25	$12.21
Number of accumulation units outstanding at end of period	0	0	0	0	4,825	0	0	586
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.69	$12.93	$11.35	$11.79	$10.53	$8.48	$13.38	$13.60
Value at end of period	$16.57	$15.69	$12.93	$11.35	$11.79	$10.53	$8.48	$13.38
Number of accumulation units outstanding at end of period	0	526	466	379	1,058	0	0	191
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.18	$13.14	$11.67	$11.85	$10.67	$8.84	$12.83	$12.93
Value at end of period	$16.05	$15.18	$13.14	$11.67	$11.85	$10.67	$8.84	$12.83
Number of accumulation units outstanding at end of period	0	610	458	295	3,232	0	0	12,161

CFI 128

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$12.12
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	25
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.80	$18.25	$15.81	$16.45	$13.58	$10.08	$12.90
Value at end of period	$26.57	$23.80	$18.25	$15.81	$16.45	$13.58	$10.08
Number of accumulation units outstanding at end of period	389	0	0	4,738	684	73	31
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$25.50	$18.51	$15.58	$15.36	$12.23	$9.12	$15.63	$15.63
Value at end of period	$26.41	$25.50	$18.51	$15.58	$15.36	$12.23	$9.12	$15.63
Number of accumulation units outstanding at end of period	0	6,087	177	2,015	57	181	2,248	11,838
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.22	$13.06	$11.40	$10.50	$8.28	$6.14	$10.07	$10.39
Value at end of period	$17.02	$13.22	$13.06	$11.40	$10.50	$8.28	$6.14	$10.07
Number of accumulation units outstanding at end of period	213	0	3,824	2,831	2,977	0	21	7
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.50	$11.59	$10.40	$10.99	$9.89	$7.57	$12.19
Value at end of period	$17.35	$15.50	$11.59	$10.40	$10.99	$9.89	$7.57
Number of accumulation units outstanding at end of period	14	5,308	0	0	0	0	4,072
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$21.48	$15.92	$14.00	$15.85	$12.45	$9.01	$14.93	$14.35
Value at end of period	$22.59	$21.48	$15.92	$14.00	$15.85	$12.45	$9.01	$14.93
Number of accumulation units outstanding at end of period	0	2,884	2,827	3,543	991	100	4,732	300
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.19	$13.57	$11.52	$11.86	$10.38	$8.14	$12.90	$13.30	$11.57	$11.05
Value at end of period	$19.70	$18.19	$13.57	$11.52	$11.86	$10.38	$8.14	$12.90	$13.30	$11.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4,142	3,630	1,277
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.43
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	2,761
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.82	$14.79	$12.52	$15.45	$12.96	$7.62	$15.76	$15.82
Value at end of period	$13.83	$13.82	$14.79	$12.52	$15.45	$12.96	$7.62	$15.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,145	2,191
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$23.53	$18.02	$15.13	$14.97	$12.27	$9.84	$14.80	$15.78
Value at end of period	$26.86	$23.53	$18.02	$15.13	$14.97	$12.27	$9.84	$14.80
Number of accumulation units outstanding at end of period	146	39	0	263	0	0	16,875	16,099

CFI 129

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.66	$14.83	$12.31	$13.53	$11.77	$8.52	$14.42	$13.67	$11.70	$9.74
Value at end of period	$18.90	$18.66	$14.83	$12.31	$13.53	$11.77	$8.52	$14.42	$13.67	$11.70
Number of accumulation units outstanding at end of period	1,406	2,002	1,877	314	1,798	1,333	0	5,101	4,464	1,232
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$19.06	$17.14	$14.91	$15.17	$12.87	$8.60
Value at end of period	$18.94	$19.06	$17.14	$14.91	$15.17	$12.87
Number of accumulation units outstanding at end of period	44	427	371	0	0	86
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90	$13.33
Value at end of period	$21.61	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90
Number of accumulation units outstanding at end of period	1,743	8,667	9,040	8,049	4,127	0	2,501	2,286
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.42	$14.32	$12.32	$12.54	$11.00	$8.88	$12.65
Value at end of period	$19.63	$18.42	$14.32	$12.32	$12.54	$11.00	$8.88
Number of accumulation units outstanding at end of period	0	449	902	764	726	163	62
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.45	$14.83	$12.60	$12.86	$11.12	$7.85	$13.73	$12.62	$11.25	$10.47
Value at end of period	$22.00	$20.45	$14.83	$12.60	$12.86	$11.12	$7.85	$13.73	$12.62	$11.25
Number of accumulation units outstanding at end of period	0	2,451	2,344	5,221	191	0	0	2,006	1,778	1,035
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.02	$10.94	$9.29	$11.11
Value at end of period	$12.04	$13.02	$10.94	$9.29
Number of accumulation units outstanding at end of period	0	1,630	1,559	1,769
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.81	$16.04	$13.27	$14.18	$13.25	$10.08	$16.85	$17.12
Value at end of period	$20.08	$20.81	$16.04	$13.27	$14.18	$13.25	$10.08	$16.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	22,722	23,406
WANGER INTERNATIONAL
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.82	$10.58	$10.44
Value at end of period	$12.14	$12.82	$10.58
Number of accumulation units outstanding at end of period	0	451	309
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.70	$13.56	$12.19	$11.51	$10.27	$8.72	$11.32
Value at end of period	$19.46	$17.70	$13.56	$12.19	$11.51	$10.27	$8.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	24,340	16,867
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$21.80	$15.94	$14.20	$14.65	$12.07	$9.39	$13.90	$15.13
Value at end of period	$23.17	$21.80	$15.94	$14.20	$14.65	$12.07	$9.39	$13.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	29	1,895

CFI 130

Condensed Financial Information (continued)

TABLE 17
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.97	$12.77	$10.97	$10.50	$9.37	$7.83	$11.97
Value at end of period	$18.29	$16.97	$12.77	$10.97	$10.50	$9.37	$7.83
Number of accumulation units outstanding at end of period	0	0	0	0	2,543	2,491	1,761
ALLIANZGI NFJ DIVIDEND VALUE FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.05	$15.74	$13.95	$13.67	$12.21	$10.86
Value at end of period	$21.76	$20.05	$15.74	$13.95	$13.67	$12.21
Number of accumulation units outstanding at end of period	6,418	6,418	7,695	7,792	9,419	10,989
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$25.65	$19.70	$18.03	$17.83	$14.42	$11.75	$11.77
Value at end of period	$25.80	$25.65	$19.70	$18.03	$17.83	$14.42	$11.75
Number of accumulation units outstanding at end of period	0	0	2,147	1,049	898	771	0
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2009)
Value at beginning of period	$18.30	$15.06	$13.68	$14.09	$12.28	$11.45
Value at end of period	$20.65	$18.30	$15.06	$13.68	$14.09	$12.28
Number of accumulation units outstanding at end of period	1,011	31	4,702	13,409	12,285	6,277
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.76	$14.61	$13.82
Value at end of period	$20.26	$18.76	$14.61
Number of accumulation units outstanding at end of period	244	1,054	838
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$17.23	$14.31	$12.68	$12.35	$11.05	$9.22	$12.56	$11.92	$10.78	$10.57
Value at end of period	$18.55	$17.23	$14.31	$12.68	$12.35	$11.05	$9.22	$12.56	$11.92	$10.78
Number of accumulation units outstanding at end of period	8,571	23,792	9,956	13,681	25,093	26,974	8,385	9,504	10,487	9,696
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.81	$13.15	$12.47	$11.16	$10.70	$10.75
Value at end of period	$11.99	$11.81	$13.15	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	4,319	3,917	6	8,262	5,574	2,165
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.68	$14.31	$12.13	$13.24	$11.19	$6.95	$11.86	$12.17	$11.10	$11.01
Value at end of period	$22.11	$20.68	$14.31	$12.13	$13.24	$11.19	$6.95	$11.86	$12.17	$11.10
Number of accumulation units outstanding at end of period	7	128	128	128	128	6,761	5,308	59	3,545	3
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.00	$13.29	$11.17	$12.75	$10.23	$6.34	$12.38	$12.75	$11.68	$11.92
Value at end of period	$20.84	$19.00	$13.29	$11.17	$12.75	$10.23	$6.34	$12.38	$12.75	$11.68
Number of accumulation units outstanding at end of period	2,547	3,314	16,068	24,556	28,439	16,728	11,035	6,116	1,053	2,337

CFI 131

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2012)
Value at beginning of period	$16.86	$13.68	$12.43
Value at end of period	$18.23	$16.86	$13.68
Number of accumulation units outstanding at end of period	7,679	9,816	6,437
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during January 2010)
Value at beginning of period	$18.18	$14.72	$12.49	$13.66	$13.08
Value at end of period	$18.69	$18.18	$14.72	$12.49	$13.66
Number of accumulation units outstanding at end of period	4,400	2,562	0	1,199	868
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$18.73	$16.23
Value at end of period	$18.64	$18.73
Number of accumulation units outstanding at end of period	1,161	1,158
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.44	$9.56	$8.40	$8.96	$7.78	$7.75
Value at end of period	$13.80	$12.44	$9.56	$8.40	$8.96	$7.78
Number of accumulation units outstanding at end of period	0	0	9	4,745	4,146	1,785
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.19	$10.61	$9.20	$9.71	$7.97	$5.60
Value at end of period	$15.74	$14.19	$10.61	$9.20	$9.71	$7.97
Number of accumulation units outstanding at end of period	442	435	426	0	0	393
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.08	$17.43
Value at end of period	$21.03	$20.08
Number of accumulation units outstanding at end of period	856	906
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.58	$11.70	$11.00
Value at end of period	$14.41	$14.58	$11.70
Number of accumulation units outstanding at end of period	0	0	1,598
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.54	$17.28	$14.65	$17.15	$15.85	$11.52	$19.58	$16.64	$13.82	$11.80
Value at end of period	$19.78	$20.54	$17.28	$14.65	$17.15	$15.85	$11.52	$19.58	$16.64	$13.82
Number of accumulation units outstanding at end of period	23,701	22,311	28,478	33,226	34,721	22,544	19,776	30,582	11,418	3,309
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.01	$13.73	$12.99
Value at end of period	$19.49	$18.01	$13.73
Number of accumulation units outstanding at end of period	3,586	5,895	1,251
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.38	$16.48	$14.33	$14.87	$12.84	$9.58	$16.86	$14.51	$13.15	$11.38
Value at end of period	$23.64	$21.38	$16.48	$14.33	$14.87	$12.84	$9.58	$16.86	$14.51	$13.15
Number of accumulation units outstanding at end of period	31,006	31,024	48,378	61,346	65,184	67,268	50,973	60,747	12,660	9,993
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.48	$13.01	$11.23	$11.25	$9.89	$7.69	$13.57	$13.52	$13.39
Value at end of period	$17.70	$16.48	$13.01	$11.23	$11.25	$9.89	$7.69	$13.57	$13.52
Number of accumulation units outstanding at end of period	1,151	852	0	4,345	7,151	7,325	0	5,737	1,792

CFI 132

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.71	$12.40	$10.95	$11.06	$9.01	$7.11	$13.62	$10.86	$10.28	$9.84
Value at end of period	$18.38	$16.71	$12.40	$10.95	$11.06	$9.01	$7.11	$13.62	$10.86	$10.28
Number of accumulation units outstanding at end of period	0	0	0	447	419	1,879	0	1,705	1,481	0
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.56	$18.19	$16.21	$16.88	$15.35	$12.82	$17.68	$16.09	$13.21	$12.14
Value at end of period	$23.45	$22.56	$18.19	$16.21	$16.88	$15.35	$12.82	$17.68	$16.09	$13.21
Number of accumulation units outstanding at end of period	6,837	4,388	6,851	9,127	12,988	9,342	5,219	6,902	175	44
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during December 2005)
Value at beginning of period	$23.82	$17.66	$15.07	$15.81	$12.46	$9.74	$14.69	$15.20	$13.12	$13.07
Value at end of period	$23.72	$23.82	$17.66	$15.07	$15.81	$12.46	$9.74	$14.69	$15.20	$13.12
Number of accumulation units outstanding at end of period	6,226	5,564	3,384	7,093	5,837	8,635	136	5,352	2,966	80
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during December 2005)
Value at beginning of period	$20.41	$14.88	$13.56	$14.41	$11.33	$7.99	$14.04	$12.70	$11.93	$12.00
Value at end of period	$21.73	$20.41	$14.88	$13.56	$14.41	$11.33	$7.99	$14.04	$12.70	$11.93
Number of accumulation units outstanding at end of period	871	1,702	870	723	3,682	2,872	865	4,672	309	230
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.26	$10.20	$8.80	$9.08	$8.05	$8.03
Value at end of period	$14.28	$13.26	$10.20	$8.80	$9.08	$8.05
Number of accumulation units outstanding at end of period	4,896	1,915	2,615	29,036	23,608	12,424
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$56.95	$40.34	$33.72	$32.68	$31.53	$24.98	$32.64
Value at end of period	$67.90	$56.95	$40.34	$33.72	$32.68	$31.53	$24.98
Number of accumulation units outstanding at end of period	1,554	249	0	0	363	320	267
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.91	$14.78	$13.52	$14.55	$13.06	$10.71
Value at end of period	$19.58	$18.91	$14.78	$13.52	$14.55	$13.06
Number of accumulation units outstanding at end of period	570	481	14	6,645	5,278	2,910
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$25.96	$18.18	$14.99	$16.49	$13.64
Value at end of period	$27.54	$25.96	$18.18	$14.99	$16.49
Number of accumulation units outstanding at end of period	3,741	2,122	3,683	1,629	1,711
LAZARD EMERGING MARKETS EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.21	$12.47	$10.32	$12.72	$10.74
Value at end of period	$11.55	$12.21	$12.47	$10.32	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	16
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.35	$8.65	$8.28	$8.88	$7.29	$6.91
Value at end of period	$12.80	$11.35	$8.65	$8.28	$8.88	$7.29
Number of accumulation units outstanding at end of period	249	139	26	489	1,063	1,062
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.74	$10.96
Value at end of period	$11.28	$10.74
Number of accumulation units outstanding at end of period	2,834	2,915

CFI 133

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$24.04	$15.45	$15.81
Value at end of period	$24.58	$24.04	$15.45
Number of accumulation units outstanding at end of period	0	0	2,070
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.30	$12.79	$12.42
Value at end of period	$18.32	$17.30	$12.79
Number of accumulation units outstanding at end of period	2,400	2,203	1,976
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
Value at beginning of period	$18.46	$14.31	$12.63	$13.28	$10.68	$8.52	$14.21	$14.27	$12.83	$11.98
Value at end of period	$20.40	$18.46	$14.31	$12.63	$13.28	$10.68	$8.52	$14.21	$14.27	$12.83
Number of accumulation units outstanding at end of period	74	555	991	2,625	9,192	8,873	11,120	13,116	358	13,019
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
Value at beginning of period	$25.87	$19.55	$17.86	$18.91	$15.13	$11.77	$17.25	$15.78	$13.23	$11.80
Value at end of period	$26.10	$25.87	$19.55	$17.86	$18.91	$15.13	$11.77	$17.25	$15.78	$13.23
Number of accumulation units outstanding at end of period	4,777	12	12	108	3,392	3,472	3,421	3,380	113	10,892
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during December 2005)
Value at beginning of period	$18.62	$14.46	$12.50	$12.46	$11.03	$7.93	$12.72	$11.53	$10.84	$10.89
Value at end of period	$20.55	$18.62	$14.46	$12.50	$12.46	$11.03	$7.93	$12.72	$11.53	$10.84
Number of accumulation units outstanding at end of period	874	862	1,052	1,020	1,136	1,256	865	989	504	236
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.77	$13.13	$12.87
Value at end of period	$17.51	$17.77	$13.13
Number of accumulation units outstanding at end of period	0	0	3,782
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.41	$11.30	$10.32	$10.76	$8.88	$6.90	$10.75
Value at end of period	$16.80	$15.41	$11.30	$10.32	$10.76	$8.88	$6.90
Number of accumulation units outstanding at end of period	1,475	1,320	356	9,031	7,818	3,033	368
NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$21.18	$16.89	$14.14	$15.48	$13.89	$10.22	$16.63	$14.50	$12.23	$11.12
Value at end of period	$21.61	$21.18	$16.89	$14.14	$15.48	$13.89	$10.22	$16.63	$14.50	$12.23
Number of accumulation units outstanding at end of period	4,762	4,106	3,484	2,089	8,447	3,950	3,118	7,472	7,472	6,622
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.82	$11.58	$10.29	$10.56	$9.77	$6.87	$12.83	$13.65
Value at end of period	$16.88	$14.82	$11.58	$10.29	$10.56	$9.77	$6.87	$12.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$36.21	$33.75	$28.21	$34.79	$27.67	$15.38	$29.89	$22.56	$18.20	$13.02
Value at end of period	$34.13	$36.21	$33.75	$28.21	$34.79	$27.67	$15.38	$29.89	$22.56	$18.20
Number of accumulation units outstanding at end of period	3,353	1,892	2,072	6,298	12,646	13,444	11,351	11,968	1,949	7,797
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.12	$16.00	$13.35	$14.73	$12.86	$9.31	$15.75	$15.50
Value at end of period	$20.34	$20.12	$16.00	$13.35	$14.73	$12.86	$9.31	$15.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	61	121

CFI 134

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$5.97	$11.55	$13.23
Value at end of period	$5.00	$5.97	$11.55
Number of accumulation units outstanding at end of period	69	84	84
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.04	$11.64	$10.61	$10.75	$10.13
Value at end of period	$10.97	$11.04	$11.64	$10.61	$10.75
Number of accumulation units outstanding at end of period	0	2,901	2,613	61	85
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.47	$13.43	$12.19	$12.54	$11.32	$9.42	$13.74	$12.68	$11.57	$11.61
Value at end of period	$16.54	$15.47	$13.43	$12.19	$12.54	$11.32	$9.42	$13.74	$12.68	$11.57
Number of accumulation units outstanding at end of period	183	61	4,243	3,632	3,330	1,386	510	784	249	267
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.84	$15.41	$14.32	$12.96	$12.11	$10.55
Value at end of period	$14.12	$13.84	$15.41	$14.32	$12.96	$12.11
Number of accumulation units outstanding at end of period	3,983	3,583	17,418	11,317	104	449
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$8.47	$8.74	$7.89	$10.42	$9.97
Value at end of period	$7.32	$8.47	$8.74	$7.89	$10.42
Number of accumulation units outstanding at end of period	0	142	677	426	125
PIONEER HIGH YIELD FUND (CLASS A)
Value at beginning of period	$17.58	$15.81	$13.89	$14.28	$12.26	$7.65	$12.26	$11.58	$10.58	$10.44
Value at end of period	$17.37	$17.58	$15.81	$13.89	$14.28	$12.26	$7.65	$12.26	$11.58	$10.58
Number of accumulation units outstanding at end of period	4,876	1,975	958	3,358	3,043	7,469	10,964	21,832	167	3,755
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$22.56	$17.37	$14.72	$15.66	$13.66
Value at end of period	$24.63	$22.56	$17.37	$14.72	$15.66
Number of accumulation units outstanding at end of period	1,031	74	1,370	1,228	1,095
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.73	$14.87	$12.67	$14.66	$13.65	$9.21	$17.25	$16.03
Value at end of period	$16.54	$18.73	$14.87	$12.67	$14.66	$13.65	$9.21	$17.25
Number of accumulation units outstanding at end of period	4,036	2,893	2,174	3,418	3,934	3,638	1,677	1,359
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$19.45	$14.69	$12.32	$13.09	$11.79	$8.86	$14.70	$13.40	$12.21	$10.81
Value at end of period	$21.02	$19.45	$14.69	$12.32	$13.09	$11.79	$8.86	$14.70	$13.40	$12.21
Number of accumulation units outstanding at end of period	40,526	24,491	40,195	49,609	56,948	56,304	38,240	40,795	15,144	23,142
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2005)
Value at beginning of period	$17.76	$15.21	$13.74	$13.16	$11.89	$9.66	$13.75	$13.41	$11.28	$11.32
Value at end of period	$19.04	$17.76	$15.21	$13.74	$13.16	$11.89	$9.66	$13.75	$13.41	$11.28
Number of accumulation units outstanding at end of period	8,249	7,019	5,590	3,372	11,224	8,462	5,661	10,956	7,481	29
THORNBURG INTERNATIONAL VALUE FUND (CLASS R4)
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.40	$11.73	$11.37
Value at end of period	$12.50	$13.40	$11.73
Number of accumulation units outstanding at end of period	0	0	2,614

CFI 135

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$19.54	$15.24	$13.63	$12.53	$11.08	$9.62	$14.12	$13.74
Value at end of period	$21.46	$19.54	$15.24	$13.63	$12.53	$11.08	$9.62	$14.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,193	0	3,243
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.64	$15.67	$13.86	$13.86	$10.67	$7.76	$13.01	$12.81
Value at end of period	$23.08	$22.64	$15.67	$13.86	$13.86	$10.67	$7.76	$13.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	192	0	21
VICTORY SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.40	$15.60
Value at end of period	$19.38	$18.40
Number of accumulation units outstanding at end of period	92	70
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.67	$15.07	$14.08	$13.75	$12.88	$11.53	$11.65	$10.73	$10.40	$10.37
Value at end of period	$15.31	$14.67	$15.07	$14.08	$13.75	$12.88	$11.53	$11.65	$10.73	$10.40
Number of accumulation units outstanding at end of period	13,560	16,058	22,799	29,375	25,254	12,959	429	1,990	1,567	8
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2010)
Value at beginning of period	$22.63	$17.47	$14.99	$15.17	$13.33
Value at end of period	$24.65	$22.63	$17.47	$14.99	$15.17
Number of accumulation units outstanding at end of period	319	293	0	0	732
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.45	$13.11	$12.28	$11.96	$10.51
Value at end of period	$12.37	$12.45	$13.11	$12.28	$11.96
Number of accumulation units outstanding at end of period	341	0	275	3,842	3,184
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$19.03	$18.52	$14.90	$15.91	$13.97	$13.76
Value at end of period	$21.45	$19.03	$18.52	$14.90	$15.91	$13.97
Number of accumulation units outstanding at end of period	0	0	5	3,070	2,553	1,643
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.51	$12.89	$13.39	$15.93
Value at end of period	$12.69	$14.51	$12.89	$13.39
Number of accumulation units outstanding at end of period	650	1,208	260	151
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$13.82	$14.19	$13.91	$13.05	$12.38	$11.89	$11.22	$10.69	$10.33	$10.16
Value at end of period	$14.38	$13.82	$14.19	$13.91	$13.05	$12.38	$11.89	$11.22	$10.69	$10.33
Number of accumulation units outstanding at end of period	12,770	10,499	11,431	23,195	34,000	23,747	20,379	16,457	13,914	12,107
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$20.38	$15.78	$13.79	$13.98	$12.30
Value at end of period	$22.31	$20.38	$15.78	$13.79	$13.98
Number of accumulation units outstanding at end of period	658	659	1,295	621	613
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$17.03	$16.27	$14.39	$13.91	$12.28	$11.54
Value at end of period	$17.07	$17.03	$16.27	$14.39	$13.91	$12.28
Number of accumulation units outstanding at end of period	3,092	5,210	7,539	1,083	1,549	1,266

CFI 136

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$16.39	$12.48	$11.04	$11.18	$9.93	$8.16	$13.15	$12.67	$11.19	$10.75
Value at end of period	$18.44	$16.39	$12.48	$11.04	$11.18	$9.93	$8.16	$13.15	$12.67	$11.19
Number of accumulation units outstanding at end of period	7,581	7,809	5,094	6,001	7,139	7,253	7,294	9,199	4,710	6,751
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.41	$15.35	$13.20	$13.51	$11.22	$8.62	$13.97	$13.40	$12.39	$11.29
Value at end of period	$22.09	$20.41	$15.35	$13.20	$13.51	$11.22	$8.62	$13.97	$13.40	$12.39
Number of accumulation units outstanding at end of period	4,646	3,866	1,226	627	6,450	7,264	7,010	6,379	2,581	1
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.65	$13.94	$12.55	$12.80	$10.54	$8.55	$13.02	$14.06	$12.50	$11.75
Value at end of period	$20.48	$19.65	$13.94	$12.55	$12.80	$10.54	$8.55	$13.02	$14.06	$12.50
Number of accumulation units outstanding at end of period	4,783	43	710	111	410	8,977	8,753	3,794	5,891	2
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.10	$12.05	$11.04	$11.05	$10.67
Value at end of period	$13.72	$13.10	$12.05	$11.04	$11.05
Number of accumulation units outstanding at end of period	4,594	5,378	2,640	3,943	2,082
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.58	$12.57	$11.23	$11.51	$10.94
Value at end of period	$15.26	$14.58	$12.57	$11.23	$11.51
Number of accumulation units outstanding at end of period	12,638	13,520	24,758	10,997	75
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.47	$12.81	$11.23	$12.45
Value at end of period	$16.24	$15.47	$12.81	$11.23
Number of accumulation units outstanding at end of period	10,697	8,850	15,296	5,569
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.96	$12.99	$11.32	$11.93	$11.22
Value at end of period	$16.78	$15.96	$12.99	$11.32	$11.93
Number of accumulation units outstanding at end of period	3,561	3,497	7,819	3,800	18
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2011)
Value at beginning of period	$15.43	$12.55	$10.94	$10.94
Value at end of period	$16.25	$15.43	$12.55	$10.94
Number of accumulation units outstanding at end of period	2,674	2,168	243	32
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.55	$11.76	$10.93	$10.75	$10.39
Value at end of period	$13.17	$12.55	$11.76	$10.93	$10.75
Number of accumulation units outstanding at end of period	5,492	5,252	3,913	30	123
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$13.95	$14.17	$13.12	$12.28	$11.28	$10.08	$11.29	$10.76	$10.45	$10.26
Value at end of period	$14.73	$13.95	$14.17	$13.12	$12.28	$11.28	$10.08	$11.29	$10.76	$10.45
Number of accumulation units outstanding at end of period	4,675	6,091	17,121	20,752	18,729	18,664	14,088	12,283	10,091	9,405
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.88	$14.06	$13.00	$12.23	$11.26	$10.21	$11.28	$10.77	$10.45	$10.26
Value at end of period	$14.63	$13.88	$14.06	$13.00	$12.23	$11.26	$10.21	$11.28	$10.77	$10.45
Number of accumulation units outstanding at end of period	18,906	10,656	6,576	11,145	19,064	14,238	16,571	11,961	4,851	0

CFI 137

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$9.82	$8.17	$7.12
Value at end of period	$9.14	$9.82	$8.17
Number of accumulation units outstanding at end of period	584	1,184	14
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.83	$13.16	$11.13	$13.19	$12.97	$10.28	$18.11	$16.09	$12.53	$11.54
Value at end of period	$14.92	$15.83	$13.16	$11.13	$13.19	$12.97	$10.28	$18.11	$16.09	$12.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,228
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.63	$12.06	$10.32	$10.32
Value at end of period	$17.57	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	4,761	3,674	2,942	6,151
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.52	$9.68	$8.53	$8.34	$7.07	$6.34	$9.18	$9.36
Value at end of period	$13.62	$12.52	$9.68	$8.53	$8.34	$7.07	$6.34	$9.18
Number of accumulation units outstanding at end of period	9,707	7,276	8,258	13,731	10,611	8,900	418	9,092
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.50	$11.38
Value at end of period	$13.59	$12.50
Number of accumulation units outstanding at end of period	815	815
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.19	$10.19
Value at end of period	$13.15	$12.19
Number of accumulation units outstanding at end of period	1,313	182
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.42	$10.55	$10.69	$10.83	$10.94	$11.05	$11.03
Value at end of period	$10.29	$10.42	$10.55	$10.69	$10.83	$10.94	$11.05
Number of accumulation units outstanding at end of period	1,708	961	31,564	11,654	15,761	687	687
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$20.94	$16.43	$13.78	$16.86	$13.65	$9.46	$19.79	$18.11	$17.74
Value at end of period	$19.50	$20.94	$16.43	$13.78	$16.86	$13.65	$9.46	$19.79	$18.11
Number of accumulation units outstanding at end of period	5,441	4,365	5,174	5,958	6,045	1,385	30	1,153	791
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.81	$10.69	$9.78	$10.34	$9.01	$7.32	$11.31	$11.51
Value at end of period	$15.74	$13.81	$10.69	$9.78	$10.34	$9.01	$7.32	$11.31
Number of accumulation units outstanding at end of period	1,396	2,815	1,249	1,232	1,165	35	1,064	952
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.76	$10.65	$9.75	$10.31	$9.64
Value at end of period	$15.68	$13.76	$10.65	$9.75	$10.31
Number of accumulation units outstanding at end of period	0	0	831	163	145
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during April 2014)
Value at beginning of period	$20.73	$20.53	$17.95	$16.55	$13.09	$10.18	$15.83	$19.11	$14.16	$12.72
Value at end of period	$26.76	$20.73	$20.53	$17.95	$16.55	$13.09	$10.18	$15.83	$19.11	$14.16
Number of accumulation units outstanding at end of period	2,500	0	118	353	358	537	2,500	3,137	1,864	5,232

CFI 138

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.75	$10.52	$9.20	$9.07	$8.17	$6.94
Value at end of period	$15.36	$13.75	$10.52	$9.20	$9.07	$8.17
Number of accumulation units outstanding at end of period	7,980	4,586	2,797	2,400	2,535	4,702
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.20	$11.45	$9.88	$10.18	$8.21	$5.64
Value at end of period	$16.95	$15.20	$11.45	$9.88	$10.18	$8.21
Number of accumulation units outstanding at end of period	1,174	1,061	133	0	0	64
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.35	$11.91	$10.37	$10.91	$8.72	$6.96	$7.30
Value at end of period	$16.98	$16.35	$11.91	$10.37	$10.91	$8.72	$6.96
Number of accumulation units outstanding at end of period	4,250	4,526	632	5,031	4,780	3,225	1,015
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$26.48	$19.23	$18.15
Value at end of period	$27.69	$26.48	$19.23
Number of accumulation units outstanding at end of period	2,435	2,320	1,444
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.61	$17.27	$15.20	$15.72	$12.74	$10.07	$14.06
Value at end of period	$24.95	$23.61	$17.27	$15.20	$15.72	$12.74	$10.07
Number of accumulation units outstanding at end of period	970	942	357	713	1,931	1,845	936
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.31	$12.31	$11.16	$11.34	$10.79
Value at end of period	$13.94	$13.31	$12.31	$11.16	$11.34
Number of accumulation units outstanding at end of period	23,938	27,879	52,202	46,319	71,093
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.67	$12.74	$11.33	$11.81	$11.05
Value at end of period	$15.34	$14.67	$12.74	$11.33	$11.81
Number of accumulation units outstanding at end of period	74,560	57,881	95,426	66,828	44,874
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.42	$12.94	$11.34	$12.01	$11.21
Value at end of period	$16.14	$15.42	$12.94	$11.34	$12.01
Number of accumulation units outstanding at end of period	51,941	68,918	93,876	79,631	82,122
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.93	$13.03	$11.38	$12.13	$11.26
Value at end of period	$16.73	$15.93	$13.03	$11.38	$12.13
Number of accumulation units outstanding at end of period	22,387	21,590	28,438	27,548	22,931
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.19	$12.41	$10.85	$11.55	$9.89
Value at end of period	$15.99	$15.19	$12.41	$10.85	$11.55
Number of accumulation units outstanding at end of period	2,183	976	13,586	11,140	9,321

CFI 139

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.60	$11.89	$10.93	$10.99	$10.50
Value at end of period	$13.20	$12.60	$11.89	$10.93	$10.99
Number of accumulation units outstanding at end of period	4,090	3,807	20,134	14,314	17,546
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$14.77	$13.30	$11.95	$11.85	$10.77	$9.23	$12.19	$11.63	$10.84	$10.53
Value at end of period	$15.59	$14.77	$13.30	$11.95	$11.85	$10.77	$9.23	$12.19	$11.63	$10.84
Number of accumulation units outstanding at end of period	6,646	660	833	1,005	7,874	4,262	4,565	1,544	43	451
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$15.61	$12.87	$11.30	$11.75	$10.50	$8.46	$13.36	$12.84	$11.45	$10.88
Value at end of period	$16.48	$15.61	$12.87	$11.30	$11.75	$10.50	$8.46	$13.36	$12.84	$11.45
Number of accumulation units outstanding at end of period	4,153	5,192	6,327	2,926	37,226	31,267	28,741	10,618	242	7,031
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.11	$13.08	$11.63	$11.81	$10.64	$8.81	$12.80	$12.25	$11.13	$10.73
Value at end of period	$15.97	$15.11	$13.08	$11.63	$11.81	$10.64	$8.81	$12.80	$12.25	$11.13
Number of accumulation units outstanding at end of period	9,355	2,497	8,937	8,314	61,441	51,711	45,902	27,115	603	2,920
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.81	$12.25	$11.92	$11.24	$10.70	$10.17
Value at end of period	$12.36	$11.81	$12.25	$11.92	$11.24	$10.70
Number of accumulation units outstanding at end of period	586	503	494	0	0	241
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$23.68	$18.17	$15.74	$16.57
Value at end of period	$26.42	$23.68	$18.17	$15.74
Number of accumulation units outstanding at end of period	1,426	618	220	173
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$25.38	$18.42	$15.52	$15.31	$12.20	$9.09	$15.60	$14.82	$12.97	$12.92
Value at end of period	$26.27	$25.38	$18.42	$15.52	$15.31	$12.20	$9.09	$15.60	$14.82	$12.97
Number of accumulation units outstanding at end of period	7,399	7,444	18,534	23,623	19,330	13,247	11,264	15,240	5,706	1,546
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.17	$13.02	$11.37	$10.48	$8.26	$6.13	$10.07	$10.38
Value at end of period	$16.95	$13.17	$13.02	$11.37	$10.48	$8.26	$6.13	$10.07
Number of accumulation units outstanding at end of period	2,337	1,944	6,172	8,608	9,798	8,059	82	3,183
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.42	$11.54	$10.36	$10.96	$9.86	$7.55	$12.52	$12.12	$10.73	$10.78
Value at end of period	$17.26	$15.42	$11.54	$10.36	$10.96	$9.86	$7.55	$12.52	$12.12	$10.73
Number of accumulation units outstanding at end of period	1,672	841	1,058	945	2,505	6,449	1,442	9,472	3,392	25
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31	$10.91
Value at end of period	$16.30	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	467	467	350	109	0	0	6,145	6,143
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$21.39	$15.86	$13.95	$15.80	$12.42	$9.00	$14.91	$13.14	$11.85	$11.77
Value at end of period	$22.48	$21.39	$15.86	$13.95	$15.80	$12.42	$9.00	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	11,246	10,899	15,815	11,659	7,633	9,243	5,250	11,670	1,977	81

CFI 140

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.10	$13.51	$11.48	$11.82	$10.35	$8.12	$12.88	$13.28	$11.56	$11.28
Value at end of period	$19.59	$18.10	$13.51	$11.48	$11.82	$10.35	$8.12	$12.88	$13.28	$11.56
Number of accumulation units outstanding at end of period	9,980	2,982	4,355	6,816	13,633	15,544	19,079	23,331	11,129	6,682
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.43
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	1,077
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.77	$14.74	$12.49	$15.42	$12.93	$7.61	$15.75	$15.81
Value at end of period	$13.77	$13.77	$14.74	$12.49	$15.42	$12.93	$7.61	$15.75
Number of accumulation units outstanding at end of period	83	0	951	1,086	1,437	385	0	758
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$23.42	$17.94	$15.07	$14.92	$12.23	$9.81	$14.77	$14.55	$12.59	$12.59
Value at end of period	$26.71	$23.42	$17.94	$15.07	$14.92	$12.23	$9.81	$14.77	$14.55	$12.59
Number of accumulation units outstanding at end of period	5,957	5,319	5,927	8,497	9,918	7,271	0	2,450	3,049	84
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.91	$17.70
Value at end of period	$22.46	$20.91
Number of accumulation units outstanding at end of period	1,323	1,349
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.58	$14.77	$12.26	$13.49	$11.74	$8.50	$14.40	$13.65	$11.69	$10.07
Value at end of period	$18.81	$18.58	$14.77	$12.26	$13.49	$11.74	$8.50	$14.40	$13.65	$11.69
Number of accumulation units outstanding at end of period	6,214	2,627	4,206	6,444	8,564	20,236	16,653	16,515	8,014	1,168
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.99	$17.08	$14.86	$15.13	$12.85	$12.15
Value at end of period	$18.86	$18.99	$17.08	$14.86	$15.13	$12.85
Number of accumulation units outstanding at end of period	743	792	1,023	760	1,030	1,678
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$12.40
Value at end of period	$21.51	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45
Number of accumulation units outstanding at end of period	19,190	19,888	34,495	28,761	136,494	114,520	85,128	45,720	37
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$18.48	$13.78	$11.96	$12.52	$9.82	$6.76	$11.61
Value at end of period	$20.50	$18.48	$13.78	$11.96	$12.52	$9.82	$6.76
Number of accumulation units outstanding at end of period	0	0	110	418	1,074	1,557	450
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$18.33	$14.26	$12.27	$12.50	$10.97	$8.86	$13.90	$13.71
Value at end of period	$19.52	$18.33	$14.26	$12.27	$12.50	$10.97	$8.86	$13.90
Number of accumulation units outstanding at end of period	3,400	4,415	11,675	13,753	13,633	6,500	3,700	3,411

CFI 141

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$20.35	$14.77	$12.55	$12.82	$11.08	$7.84	$13.70	$12.60	$11.24	$11.29
Value at end of period	$21.88	$20.35	$14.77	$12.55	$12.82	$11.08	$7.84	$13.70	$12.60	$11.24
Number of accumulation units outstanding at end of period	1,903	1,754	1,026	1,169	6,877	7,974	11,813	13,424	4,154	1,352
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30	$16.18
Value at end of period	$15.99	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30
Number of accumulation units outstanding at end of period	0	0	999	1,032	3,388	3,211	5,261	4,547
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.97	$10.90	$9.26	$10.64	$9.87	$7.55	$12.81	$13.07
Value at end of period	$11.98	$12.97	$10.90	$9.26	$10.64	$9.87	$7.55	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.73	$15.99	$13.24	$14.14	$13.22	$10.06	$16.83	$17.11
Value at end of period	$20.00	$20.73	$15.99	$13.24	$14.14	$13.22	$10.06	$16.83
Number of accumulation units outstanding at end of period	89	89	227	3,556	3,249	6,297	3,110	4,871
WANGER INTERNATIONAL
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.78	$10.55	$8.76	$10.37	$8.38	$8.37
Value at end of period	$12.09	$12.78	$10.55	$8.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	201	217	7,365	4,229	1,769	505
WANGER USA
(Funds were first received in this option during March 2012)
Value at beginning of period	$24.49	$18.49	$17.16
Value at end of period	$25.40	$24.49	$18.49
Number of accumulation units outstanding at end of period	0	678	729
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$17.61	$13.50	$12.14	$11.47	$10.24	$8.70	$13.16	$12.80	$10.97	$10.72
Value at end of period	$19.36	$17.61	$13.50	$12.14	$11.47	$10.24	$8.70	$13.16	$12.80	$10.97
Number of accumulation units outstanding at end of period	14,893	5,659	3,905	2,609	3,269	8,479	15,133	7,538	8,440	13,066
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during December 2005)
Value at beginning of period	$21.69	$15.87	$14.14	$14.60	$12.04	$9.37	$13.87	$15.25	$12.69	$12.78
Value at end of period	$23.04	$21.69	$15.87	$14.14	$14.60	$12.04	$9.37	$13.87	$15.25	$12.69
Number of accumulation units outstanding at end of period	1,901	1,705	1,919	4,418	6,611	6,760	6,068	5,423	4,641	4,375

TABLE 18
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.71	$9.52	$8.37	$9.00
Value at end of period	$13.19	$12.71	$9.52	$8.37
Number of accumulation units outstanding at end of period	0	0	251	165

CFI 142

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.89	$12.71	$10.93	$10.46	$9.34	$7.81	$13.32	$12.76	$11.30
Value at end of period	$18.19	$16.89	$12.71	$10.93	$10.46	$9.34	$7.81	$13.32	$12.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	8,088	6,124	333	2,628
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$25.52	$19.61	$17.96	$17.77	$14.38	$11.72	$16.11	$15.35	$13.98
Value at end of period	$25.66	$25.52	$19.61	$17.96	$17.77	$14.38	$11.72	$16.11	$15.35
Number of accumulation units outstanding at end of period	0	1,694	1,436	1,333	676	20,835	16,745	17,728	16,924
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2010)
Value at beginning of period	$18.26	$15.03	$13.66	$14.08	$13.20
Value at end of period	$20.59	$18.26	$15.03	$13.66	$14.08
Number of accumulation units outstanding at end of period	916	0	697	84	3,003
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.71	$14.59	$13.45	$14.27
Value at end of period	$20.20	$18.71	$14.59	$13.45
Number of accumulation units outstanding at end of period	0	0	687	261
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.14	$14.25	$12.63	$12.30	$11.02	$9.20	$12.53	$11.90	$10.97
Value at end of period	$18.45	$17.14	$14.25	$12.63	$12.30	$11.02	$9.20	$12.53	$11.90
Number of accumulation units outstanding at end of period	805	0	934	5,312	35	5,448	4,758	16,802	3,400
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.78	$13.12	$12.45	$12.18
Value at end of period	$11.95	$11.78	$13.12	$12.45
Number of accumulation units outstanding at end of period	0	2,013	1,966	1,884
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2006)
Value at beginning of period	$20.57	$14.24	$12.08	$13.19	$11.16	$6.93	$11.84	$12.15	$10.52
Value at end of period	$21.99	$20.57	$14.24	$12.08	$13.19	$11.16	$6.93	$11.84	$12.15
Number of accumulation units outstanding at end of period	9	11	11	11	0	888	888	887	888
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.91	$13.23	$11.13	$12.70	$10.20	$6.32	$12.36	$12.73	$12.44
Value at end of period	$20.73	$18.91	$13.23	$11.13	$12.70	$10.20	$6.32	$12.36	$12.73
Number of accumulation units outstanding at end of period	1,457	1,520	0	0	33	5,702	3,705	4,510	4,030
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.83	$13.66	$12.33	$12.23
Value at end of period	$18.18	$16.83	$13.66	$12.33
Number of accumulation units outstanding at end of period	1,245	0	4,572	3,711
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during October 2011)
Value at beginning of period	$18.13	$14.69	$12.47	$12.65
Value at end of period	$18.64	$18.13	$14.69	$12.47
Number of accumulation units outstanding at end of period	2,008	0	971	67

CFI 143

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.69	$14.47	$12.43	$12.64
Value at end of period	$18.60	$18.69	$14.47	$12.43
Number of accumulation units outstanding at end of period	0	0	1,447	1,219
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.04	$15.21	$13.07	$13.22
Value at end of period	$20.97	$20.04	$15.21	$13.07
Number of accumulation units outstanding at end of period	0	0	231	183
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.55	$11.68	$9.78	$11.80	$11.60
Value at end of period	$14.37	$14.55	$11.68	$9.78	$11.80
Number of accumulation units outstanding at end of period	945	0	1,387	0	299
DODGE & COX STOCK FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.25	$13.16	$13.19
Value at end of period	$19.88	$18.25	$13.16
Number of accumulation units outstanding at end of period	1,262	0	1,812
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.43	$17.20	$14.60	$17.09	$15.80	$11.49	$19.54	$16.62	$13.97
Value at end of period	$19.67	$20.43	$17.20	$14.60	$17.09	$15.80	$11.49	$19.54	$16.62
Number of accumulation units outstanding at end of period	6,642	10,238	5,462	7,014	2,216	3,977	2,740	809	512
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.97	$13.71	$11.96	$12.47
Value at end of period	$19.44	$17.97	$13.71	$11.96
Number of accumulation units outstanding at end of period	0	1,372	5,457	4,660
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2006)
Value at beginning of period	$21.27	$16.40	$14.27	$14.82	$12.80	$9.55	$16.83	$14.49	$13.13
Value at end of period	$23.51	$21.27	$16.40	$14.27	$14.82	$12.80	$9.55	$16.83	$14.49
Number of accumulation units outstanding at end of period	13,767	18,562	11,184	10,143	26,962	21,001	14,139	13,706	10,058
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2006)
Value at beginning of period	$16.39	$12.95	$11.18	$11.21	$9.86	$7.67	$13.54	$13.51	$11.81
Value at end of period	$17.60	$16.39	$12.95	$11.18	$11.21	$9.86	$7.67	$13.54	$13.51
Number of accumulation units outstanding at end of period	0	0	0	363	1,916	0	0	3,616	189
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$16.63	$12.35	$10.90	$11.02	$8.48
Value at end of period	$18.28	$16.63	$12.35	$10.90	$11.02
Number of accumulation units outstanding at end of period	485	0	4,906	101	6,039
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during August 2006)
Value at beginning of period	$22.45	$18.11	$16.15	$16.82	$15.30	$12.79	$17.65	$16.07	$14.28
Value at end of period	$23.32	$22.45	$18.11	$16.15	$16.82	$15.30	$12.79	$17.65	$16.07
Number of accumulation units outstanding at end of period	0	516	1,274	485	842	15,765	14,643	19,681	9,820

CFI 144

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during February 2006)
Value at beginning of period	$23.70	$17.58	$15.01	$15.76	$12.42	$9.72	$14.66	$15.18	$14.27
Value at end of period	$23.59	$23.70	$17.58	$15.01	$15.76	$12.42	$9.72	$14.66	$15.18
Number of accumulation units outstanding at end of period	0	626	868	807	90	1,499	1,346	2,376	2,650
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$20.31	$14.81	$13.51	$14.36	$11.30	$7.97	$14.02	$12.68	$12.66
Value at end of period	$21.61	$20.31	$14.81	$13.51	$14.36	$11.30	$7.97	$14.02	$12.68
Number of accumulation units outstanding at end of period	0	991	877	775	16	6,074	4,162	3,384	2,510
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.23	$10.18	$8.79	$9.06	$8.04	$6.26
Value at end of period	$14.24	$13.23	$10.18	$8.79	$9.06	$8.04
Number of accumulation units outstanding at end of period	0	557	14,415	13,839	467	293
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$56.71	$40.19	$33.61	$33.14
Value at end of period	$67.57	$56.71	$40.19	$33.61
Number of accumulation units outstanding at end of period	0	277	336	58
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during January 2010)
Value at beginning of period	$18.82	$14.71	$13.46	$14.50	$12.59
Value at end of period	$19.47	$18.82	$14.71	$13.46	$14.50
Number of accumulation units outstanding at end of period	0	2,106	1,906	1,094	6,355
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during October 2010)
Value at beginning of period	$23.99	$15.43	$14.12	$14.51	$12.72
Value at end of period	$24.52	$23.99	$15.43	$14.12	$14.51
Number of accumulation units outstanding at end of period	2,877	0	0	0	81
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during September 2011)
Value at beginning of period	$17.27	$12.77	$11.66	$10.32
Value at end of period	$18.27	$17.27	$12.77	$11.66
Number of accumulation units outstanding at end of period	0	185	185	167
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.53	$14.39	$12.45	$12.76
Value at end of period	$20.44	$18.53	$14.39	$12.45
Number of accumulation units outstanding at end of period	724	0	1,210	19
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.74	$13.11	$12.09	$12.19
Value at end of period	$17.47	$17.74	$13.11	$12.09
Number of accumulation units outstanding at end of period	0	0	2,462	2,218
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.35	$11.26	$10.29	$10.74	$8.87	$6.89	$11.41	$10.72	$10.32
Value at end of period	$16.73	$15.35	$11.26	$10.29	$10.74	$8.87	$6.89	$11.41	$10.72
Number of accumulation units outstanding at end of period	5,783	6,439	696	624	4,077	2,339	1,744	1,140	594

CFI 145

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2006)
Value at beginning of period	$21.08	$16.82	$14.09	$15.43	$13.85	$10.19	$16.59	$14.47	$12.67
Value at end of period	$21.50	$21.08	$16.82	$14.09	$15.43	$13.85	$10.19	$16.59	$14.47
Number of accumulation units outstanding at end of period	1,055	726	4,327	489	4,928	19,909	17,037	19,299	13,528
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.74	$11.53	$10.25	$10.52	$9.74	$6.86	$12.81	$11.38	$11.07
Value at end of period	$16.79	$14.74	$11.53	$10.25	$10.52	$9.74	$6.86	$12.81	$11.38
Number of accumulation units outstanding at end of period	0	0	0	0	7	6,717	5,224	4,661	18,737
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2006)
Value at beginning of period	$36.03	$33.60	$28.10	$34.67	$27.59	$15.34	$29.83	$22.52	$20.34
Value at end of period	$33.94	$36.03	$33.60	$28.10	$34.67	$27.59	$15.34	$29.83	$22.52
Number of accumulation units outstanding at end of period	0	1,360	2,556	2,241	3,202	1,706	0	0	4,032
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$5.95	$11.53	$13.43
Value at end of period	$4.99	$5.95	$11.53
Number of accumulation units outstanding at end of period	91	0	124
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.02	$11.62	$10.60	$10.75	$11.27
Value at end of period	$10.94	$11.02	$11.62	$10.60	$10.75
Number of accumulation units outstanding at end of period	0	0	0	106	123
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.39	$13.37	$12.14	$12.50	$11.29	$9.40	$13.71	$12.66	$11.93
Value at end of period	$16.45	$15.39	$13.37	$12.14	$12.50	$11.29	$9.40	$13.71	$12.66
Number of accumulation units outstanding at end of period	0	0	2,831	541	2	3,465	1,386	2,174	1,189
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.79	$15.35	$14.27	$12.92	$12.09	$10.41
Value at end of period	$14.06	$13.79	$15.35	$14.27	$12.92	$12.09
Number of accumulation units outstanding at end of period	2,611	129	3,161	8,183	4,446	91
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.44	$8.71	$7.87	$10.40	$9.08	$5.26	$11.74
Value at end of period	$7.29	$8.44	$8.71	$7.87	$10.40	$9.08	$5.26
Number of accumulation units outstanding at end of period	0	1,483	1,323	1,230	8	3,722	2,165
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.49	$15.74	$13.83	$14.23	$12.23	$7.63	$12.23	$11.56	$10.87
Value at end of period	$17.28	$17.49	$15.74	$13.83	$14.23	$12.23	$7.63	$12.23	$11.56
Number of accumulation units outstanding at end of period	9,344	9,340	0	91	157	11,649	9,819	10,080	13,994
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.14	$12.09	$10.98	$11.00
Value at end of period	$12.57	$12.14	$12.09	$10.98
Number of accumulation units outstanding at end of period	0	0	65	16

CFI 146

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.44	$17.29	$14.66	$15.61	$13.59	$9.38	$14.53	$14.64	$14.00
Value at end of period	$24.49	$22.44	$17.29	$14.66	$15.61	$13.59	$9.38	$14.53	$14.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	10,314
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.64	$14.81	$12.62	$14.61	$13.61	$9.19	$17.22	$14.84	$12.99
Value at end of period	$16.45	$18.64	$14.81	$12.62	$14.61	$13.61	$9.19	$17.22	$14.84
Number of accumulation units outstanding at end of period	0	0	0	0	396	13,107	11,307	10,494	12,237
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during February 2006)
Value at beginning of period	$19.35	$14.63	$12.27	$13.05	$11.75	$8.84	$14.67	$13.38	$12.54
Value at end of period	$20.90	$19.35	$14.63	$12.27	$13.05	$11.75	$8.84	$14.67	$13.38
Number of accumulation units outstanding at end of period	427	3,199	9,537	11,431	5,212	69,189	58,740	60,672	53,060
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.68	$15.14	$13.68	$13.12	$11.85	$9.64	$13.73	$13.53
Value at end of period	$18.93	$17.68	$15.14	$13.68	$13.12	$11.85	$9.64	$13.73
Number of accumulation units outstanding at end of period	11,310	9,511	1,451	7,241	0	3,280	127	3,661
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.60	$15.00	$14.03	$13.70	$12.85	$11.50	$11.62	$10.71	$10.39
Value at end of period	$15.22	$14.60	$15.00	$14.03	$13.70	$12.85	$11.50	$11.62	$10.71
Number of accumulation units outstanding at end of period	2,422	3,201	9,525	3,147	9,300	39,094	34,072	25,396	22,054
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.94	$12.95	$11.52	$11.80	$10.85
Value at end of period	$15.70	$14.94	$12.95	$11.52	$11.80
Number of accumulation units outstanding at end of period	0	0	0	2,002	2,002
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during January 2010)
Value at beginning of period	$22.57	$17.43	$14.97	$15.16	$12.95
Value at end of period	$24.57	$22.57	$17.43	$14.97	$15.16
Number of accumulation units outstanding at end of period	1,502	1,603	0	0	490
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.41	$13.08	$12.25	$11.94	$10.42	$8.54
Value at end of period	$12.33	$12.41	$13.08	$12.25	$11.94	$10.42
Number of accumulation units outstanding at end of period	0	765	2,017	856	8,207	2,248
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.99	$18.48	$17.59
Value at end of period	$21.39	$18.99	$18.48
Number of accumulation units outstanding at end of period	0	0	12
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.48	$12.87	$13.37	$14.86	$12.58
Value at end of period	$12.65	$14.48	$12.87	$13.37	$14.86
Number of accumulation units outstanding at end of period	0	0	174	46	3,462

CFI 147

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.75	$14.13	$13.85	$13.00	$12.35	$11.86	$11.20	$10.67	$10.31
Value at end of period	$14.31	$13.75	$14.13	$13.85	$13.00	$12.35	$11.86	$11.20	$10.67
Number of accumulation units outstanding at end of period	0	0	2,205	13,864	11,312	25,702	9,001	735	4,398
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.25	$12.59	$12.32
Value at end of period	$17.78	$16.25	$12.59
Number of accumulation units outstanding at end of period	0	9	3
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.34	$15.75	$13.77	$13.97	$12.39	$11.26
Value at end of period	$22.25	$20.34	$15.75	$13.77	$13.97	$12.39
Number of accumulation units outstanding at end of period	0	1,789	1,489	1,497	7	724
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$16.96	$16.21	$14.35	$13.88	$12.82
Value at end of period	$16.99	$16.96	$16.21	$14.35	$13.88
Number of accumulation units outstanding at end of period	3,074	6	79	76	82
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.31	$12.43	$10.99	$11.14	$9.90	$8.14	$13.12	$12.65	$11.44
Value at end of period	$18.34	$16.31	$12.43	$10.99	$11.14	$9.90	$8.14	$13.12	$12.65
Number of accumulation units outstanding at end of period	1,895	0	323	2,655	5,017	1,950	2,569	3,091	5,307
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$20.30	$15.28	$13.15	$13.47	$11.18	$8.60	$13.94	$13.38	$12.36
Value at end of period	$21.97	$20.30	$15.28	$13.15	$13.47	$11.18	$8.60	$13.94	$13.38
Number of accumulation units outstanding at end of period	0	0	634	1,698	2,984	2,401	2,449	3,091	3,079
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.56	$13.88	$12.50	$12.75	$10.51	$8.53	$13.00	$14.04	$12.79
Value at end of period	$20.36	$19.56	$13.88	$12.50	$12.75	$10.51	$8.53	$13.00	$14.04
Number of accumulation units outstanding at end of period	0	0	16	519	1,431	1,252	700	4,342	3,011
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.07	$12.03	$11.03	$11.14
Value at end of period	$13.69	$13.07	$12.03	$11.03
Number of accumulation units outstanding at end of period	0	1,710	1,472	1,143
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.55	$12.55	$11.22	$11.62
Value at end of period	$15.22	$14.55	$12.55	$11.22
Number of accumulation units outstanding at end of period	0	32,119	2,503	2,015
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.44	$12.79	$11.22	$11.82
Value at end of period	$16.20	$15.44	$12.79	$11.22
Number of accumulation units outstanding at end of period	0	2,776	8,635	7,655

CFI 148

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.93	$12.97	$11.31	$12.04
Value at end of period	$16.74	$15.93	$12.97	$11.31
Number of accumulation units outstanding at end of period	0	1,553	6,035	4,066
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.40	$12.53	$10.93	$12.31
Value at end of period	$16.21	$15.40	$12.53	$10.93
Number of accumulation units outstanding at end of period	0	0	67	39
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.88	$14.10	$13.07	$12.23	$11.25	$10.06	$11.27	$10.75	$10.45
Value at end of period	$14.65	$13.88	$14.10	$13.07	$12.23	$11.25	$10.06	$11.27	$10.75
Number of accumulation units outstanding at end of period	22,757	20,530	16,143	227	432	6,185	3,452	8,526	17,702
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.81	$13.99	$12.95	$12.18	$11.23	$10.18	$11.26	$10.75	$10.30
Value at end of period	$14.56	$13.81	$13.99	$12.95	$12.18	$11.23	$10.18	$11.26	$10.75
Number of accumulation units outstanding at end of period	841	0	0	189	6,245	7,728	6,165	43	7
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.75	$13.10	$11.08	$13.14	$12.93	$10.26	$17.31
Value at end of period	$14.84	$15.75	$13.10	$11.08	$13.14	$12.93	$10.26
Number of accumulation units outstanding at end of period	763	748	0	0	0	318	247
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.50
Value at end of period	$17.54
Number of accumulation units outstanding at end of period	3,873
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.47	$9.64	$8.51	$8.32	$7.05	$6.34	$9.17	$9.35
Value at end of period	$13.56	$12.47	$9.64	$8.51	$8.32	$7.05	$6.34	$9.17
Number of accumulation units outstanding at end of period	7,154	7,597	1,563	3,511	0	4,156	0	98
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.45	$9.62	$8.49	$8.49
Value at end of period	$13.53	$12.45	$9.62	$8.49
Number of accumulation units outstanding at end of period	3,137	7,827	4,552	4,699
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.19	$10.19
Value at end of period	$13.13	$12.19
Number of accumulation units outstanding at end of period	4,131	4,481
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.37	$10.51	$10.65	$10.79	$10.90
Value at end of period	$10.23	$10.37	$10.51	$10.65	$10.79
Number of accumulation units outstanding at end of period	0	0	0	0	1,048

CFI 149

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during August 2006)
Value at beginning of period	$20.84	$16.35	$13.72	$16.81	$13.61	$9.44	$19.75	$18.08	$15.23
Value at end of period	$19.40	$20.84	$16.35	$13.72	$16.81	$13.61	$9.44	$19.75	$18.08
Number of accumulation units outstanding at end of period	0	21	16	5	0	1,152	1,425	1,316	1,035
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.75	$10.65	$9.76	$10.32	$8.99	$7.31	$11.30	$11.50
Value at end of period	$15.67	$13.75	$10.65	$9.76	$10.32	$8.99	$7.31	$11.30
Number of accumulation units outstanding at end of period	0	0	0	0	6,135	1,871	1,436	2,341
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$20.62	$20.44	$17.88	$16.49	$13.05	$10.16	$15.80	$19.09	$15.53
Value at end of period	$26.62	$20.62	$20.44	$17.88	$16.49	$13.05	$10.16	$15.80	$19.09
Number of accumulation units outstanding at end of period	325	23	297	129	4,745	15,439	12,248	15,542	21,470
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.71	$10.50	$9.18	$9.05	$7.84
Value at end of period	$15.31	$13.71	$10.50	$9.18	$9.05
Number of accumulation units outstanding at end of period	7,199	8,794	935	823	961
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.16	$11.42	$9.86	$11.16
Value at end of period	$16.90	$15.16	$11.42	$9.86
Number of accumulation units outstanding at end of period	1,365	2,420	4,161	1,689
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.30	$11.88	$10.35	$10.89	$8.71	$6.31
Value at end of period	$16.92	$16.30	$11.88	$10.35	$10.89	$8.71
Number of accumulation units outstanding at end of period	0	1,367	1,237	1,046	0	61
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.49	$17.20	$15.14	$15.66	$12.32
Value at end of period	$24.81	$23.49	$17.20	$15.14	$15.66
Number of accumulation units outstanding at end of period	2,292	4,315	1,388	2,457	12,201
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.28	$12.29	$11.15	$11.34	$10.79
Value at end of period	$13.91	$13.28	$12.29	$11.15	$11.34
Number of accumulation units outstanding at end of period	0	1,695	8,810	6,885	5,194
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.65	$12.72	$11.32	$11.80	$11.05
Value at end of period	$15.31	$14.65	$12.72	$11.32	$11.80
Number of accumulation units outstanding at end of period	4,069	20,664	23,399	16,406	16,976
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.39	$12.92	$11.33	$12.00	$11.21
Value at end of period	$16.10	$15.39	$12.92	$11.33	$12.00
Number of accumulation units outstanding at end of period	2,812	10,273	10,410	12,419	11,311

CFI 150

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.90	$13.01	$11.37	$12.12	$11.26
Value at end of period	$16.69	$15.90	$13.01	$11.37	$12.12
Number of accumulation units outstanding at end of period	0	6,864	8,076	8,338	6,094
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.16	$12.40	$11.79
Value at end of period	$15.95	$15.16	$12.40
Number of accumulation units outstanding at end of period	1,045	0	620
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.57	$11.87	$10.92	$10.99	$10.50
Value at end of period	$13.17	$12.57	$11.87	$10.92	$10.99
Number of accumulation units outstanding at end of period	0	0	0	0	5,452
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.69	$13.24	$11.91	$11.81	$10.74	$9.21	$12.17	$11.61	$11.01
Value at end of period	$15.51	$14.69	$13.24	$11.91	$11.81	$10.74	$9.21	$12.17	$11.61
Number of accumulation units outstanding at end of period	34,354	40,830	5,296	0	9	12,103	9,649	9,701	5,186
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.53	$12.82	$11.26	$11.71	$10.46	$8.44	$13.33	$12.82	$12.50
Value at end of period	$16.39	$15.53	$12.82	$11.26	$11.71	$10.46	$8.44	$13.33	$12.82
Number of accumulation units outstanding at end of period	16,204	15,821	0	0	294	190	88	0	201
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.03	$13.02	$11.58	$11.76	$10.61	$8.79	$12.78	$12.23	$11.41
Value at end of period	$15.88	$15.03	$13.02	$11.58	$11.76	$10.61	$8.79	$12.78	$12.23
Number of accumulation units outstanding at end of period	11,264	14,884	2,075	0	633	3,794	3,131	4,491	26,739
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.78	$12.22	$12.23
Value at end of period	$12.32	$11.78	$12.22
Number of accumulation units outstanding at end of period	0	9	44
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$23.57	$18.09	$15.68	$16.33	$13.50	$10.03	$13.78	$14.44
Value at end of period	$26.28	$23.57	$18.09	$15.68	$16.33	$13.50	$10.03	$13.78
Number of accumulation units outstanding at end of period	109	302	1,358	1,227	958	0	0	1,363
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$25.25	$18.34	$15.46	$15.25	$12.16	$9.07	$15.57	$14.80	$13.88
Value at end of period	$26.13	$25.25	$18.34	$15.46	$15.25	$12.16	$9.07	$15.57	$14.80
Number of accumulation units outstanding at end of period	1,323	3,577	1,898	1,248	3,632	19,885	16,166	13,631	12,274
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.12	$12.97	$11.34	$10.45	$8.24	$6.12	$10.06	$12.33	$11.79
Value at end of period	$16.87	$13.12	$12.97	$11.34	$10.45	$8.24	$6.12	$10.06	$12.33
Number of accumulation units outstanding at end of period	7,980	11,859	4,328	3,805	647	3,377	1,624	2,325	1,171

CFI 151

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.35	$11.49	$10.32	$10.92	$9.83	$7.53	$12.49	$12.10	$10.68
Value at end of period	$17.17	$15.35	$11.49	$10.32	$10.92	$9.83	$7.53	$12.49	$12.10
Number of accumulation units outstanding at end of period	0	1,929	1,843	3,759	0	471	422	514	327
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73	$9.90
Value at end of period	$16.23	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,082	2,213
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$21.30	$15.80	$13.91	$15.76	$12.39	$8.98	$14.89	$13.13	$12.01
Value at end of period	$22.38	$21.30	$15.80	$13.91	$15.76	$12.39	$8.98	$14.89	$13.13
Number of accumulation units outstanding at end of period	3,488	7,579	5,244	6,210	2,107	4,252	3,197	1,902	1,647
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.01	$13.45	$11.43	$11.78	$10.32	$8.10	$12.85	$13.27	$12.96
Value at end of period	$19.49	$18.01	$13.45	$11.43	$11.78	$10.32	$8.10	$12.85	$13.27
Number of accumulation units outstanding at end of period	0	0	0	0	7	654	286	55	2
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.72	$14.69	$12.45	$15.38	$12.07
Value at end of period	$13.71	$13.72	$14.69	$12.45	$15.38
Number of accumulation units outstanding at end of period	6,915	6,323	143	19	2,932
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$23.30	$17.86	$15.01	$15.36
Value at end of period	$26.57	$23.30	$17.86	$15.01
Number of accumulation units outstanding at end of period	0	2,237	4,013	3,975
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$20.87	$15.16	$14.02
Value at end of period	$22.40	$20.87	$15.16
Number of accumulation units outstanding at end of period	690	0	1,038
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.49	$14.71	$12.22	$13.45	$11.72	$8.49	$14.38	$13.64	$12.29
Value at end of period	$18.72	$18.49	$14.71	$12.22	$13.45	$11.72	$8.49	$14.38	$13.64
Number of accumulation units outstanding at end of period	0	1,717	1,536	1,817	16,869	15,434	13,164	15,777	14,061
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.92	$17.02	$14.82	$15.09	$12.82	$7.76	$11.11	$10.83
Value at end of period	$18.78	$18.92	$17.02	$14.82	$15.09	$12.82	$7.76	$11.11
Number of accumulation units outstanding at end of period	0	258	741	1,529	11	0	0	54
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$11.31
Value at end of period	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44
Number of accumulation units outstanding at end of period	3,911	5,478	14,331	7,394	24,449	7,820	6,498	1,842	2,421

CFI 152

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$18.41	$13.73	$11.93	$12.49	$9.80	$6.75	$11.98	$10.65	$9.58
Value at end of period	$20.41	$18.41	$13.73	$11.93	$12.49	$9.80	$6.75	$11.98	$10.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,120	1,120	1,083	1,016
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.41	$15.27	$14.66
Value at end of period	$22.59	$20.41	$15.27
Number of accumulation units outstanding at end of period	0	0	52
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.24	$14.19	$12.23	$12.45	$10.94	$8.83	$13.87	$13.59	$11.73
Value at end of period	$19.42	$18.24	$14.19	$12.23	$12.45	$10.94	$8.83	$13.87	$13.59
Number of accumulation units outstanding at end of period	3,771	3,069	4,152	937	1,268	593	438	370	294
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.25	$14.70	$12.50	$12.77	$11.05	$7.82	$13.67	$12.76
Value at end of period	$21.77	$20.25	$14.70	$12.50	$12.77	$11.05	$7.82	$13.67
Number of accumulation units outstanding at end of period	3,274	853	1,013	610	1,875	0	0	859
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$13.09
Value at end of period	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30
Number of accumulation units outstanding at end of period	0	0	902	0	532	463	172	152	119
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$13.39
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	203
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.65	$15.93	$13.20	$14.11	$13.20	$10.05	$16.82	$17.10
Value at end of period	$19.91	$20.65	$15.93	$13.20	$14.11	$13.20	$10.05	$16.82
Number of accumulation units outstanding at end of period	2,912	3,138	0	0	214	1,922	24	41
WANGER INTERNATIONAL
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65	$10.02
Value at end of period	$12.05	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65
Number of accumulation units outstanding at end of period	0	0	7,255	2,679	3,359	1,501	1,483
WANGER USA
(Funds were first received in this option during May 2011)
Value at beginning of period	$24.43	$18.46	$15.54	$18.15
Value at end of period	$25.33	$24.43	$18.46	$15.54
Number of accumulation units outstanding at end of period	0	0	2,087	2,087
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.52	$13.44	$12.09	$11.43	$10.21	$8.68	$13.13	$12.78	$11.37
Value at end of period	$19.25	$17.52	$13.44	$12.09	$11.43	$10.21	$8.68	$13.13	$12.78
Number of accumulation units outstanding at end of period	360	0	0	4,319	81	11,336	9,234	14,468	8,016

CFI 153

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during October 2006)
Value at beginning of period	$21.58	$15.80	$14.08	$14.55	$12.00	$9.34	$13.84	$15.23	$14.74
Value at end of period	$22.92	$21.58	$15.80	$14.08	$14.55	$12.00	$9.34	$13.84	$15.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,010	0	0	2,643

TABLE 19
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.67	$9.50	$8.35	$8.90	$8.45
Value at end of period	$13.15	$12.67	$9.50	$8.35	$8.90
Number of accumulation units outstanding at end of period	0	0	0	0	241
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.81	$12.65	$10.89	$11.39
Value at end of period	$18.09	$16.81	$12.65	$10.89
Number of accumulation units outstanding at end of period	7,775	7,470	7,184	6,669
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$25.40	$19.52	$17.89	$17.71	$14.34	$11.70	$16.08	$15.32	$13.24
Value at end of period	$25.52	$25.40	$19.52	$17.89	$17.71	$14.34	$11.70	$16.08	$15.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,311	970
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$18.67	$14.56	$13.43	$13.33	$12.08
Value at end of period	$20.14	$18.67	$14.56	$13.43	$13.33
Number of accumulation units outstanding at end of period	0	0	0	0	107
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.06	$14.19	$12.58	$12.26	$10.98	$9.18	$12.51	$11.88	$10.76	$10.54
Value at end of period	$18.35	$17.06	$14.19	$12.58	$12.26	$10.98	$9.18	$12.51	$11.88	$10.76
Number of accumulation units outstanding at end of period	16,573	15,305	7,131	13,863	25,407	44,958	34,462	142,960	19,860	13,725
ARIEL APPRECIATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.47	$14.18	$12.03	$13.15	$11.13	$6.92	$11.82	$12.14	$11.08	$10.90
Value at end of period	$21.87	$20.47	$14.18	$12.03	$13.15	$11.13	$6.92	$11.82	$12.14	$11.08
Number of accumulation units outstanding at end of period	41	702	6	2	0	129	105	846	11,953	9,152
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$18.82	$13.17	$11.08	$12.66	$10.17	$6.30	$12.34	$12.71	$11.66	$11.70
Value at end of period	$20.62	$18.82	$13.17	$11.08	$12.66	$10.17	$6.30	$12.34	$12.71	$11.66
Number of accumulation units outstanding at end of period	1,739	1,273	1,657	1,523	1,754	10,584	12,232	11,493	3,322	2,635
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2013)
Value at beginning of period	$14.11	$14.11
Value at end of period	$15.63	$14.11
Number of accumulation units outstanding at end of period	1,331	1,359

CFI 154

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$20.33	$17.13	$14.54	$17.03	$15.75	$11.46	$19.50	$16.60	$13.79	$11.53
Value at end of period	$19.56	$20.33	$17.13	$14.54	$17.03	$15.75	$11.46	$19.50	$16.60	$13.79
Number of accumulation units outstanding at end of period	10,077	10,014	22,630	22,021	11,854	17,151	21,096	12,126	4,275	3,550
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.94	$13.69	$13.16
Value at end of period	$19.39	$17.94	$13.69
Number of accumulation units outstanding at end of period	0	0	2,064
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.16	$16.33	$14.21	$14.77	$12.77	$9.53	$16.80	$14.47	$13.12	$11.37
Value at end of period	$23.39	$21.16	$16.33	$14.21	$14.77	$12.77	$9.53	$16.80	$14.47	$13.12
Number of accumulation units outstanding at end of period	25,067	22,469	35,134	31,311	17,372	29,177	38,374	32,634	13,254	7,727
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.31	$12.90	$11.14	$11.18	$9.83	$7.65	$13.51	$13.48
Value at end of period	$17.51	$16.31	$12.90	$11.14	$11.18	$9.83	$7.65	$13.51
Number of accumulation units outstanding at end of period	643	77	1,837	2,325	2,368	0	8,371	9,499
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2006)
Value at beginning of period	$22.34	$18.03	$16.09	$16.76	$15.26	$12.75	$17.61	$16.05	$13.40
Value at end of period	$23.19	$22.34	$18.03	$16.09	$16.76	$15.26	$12.75	$17.61	$16.05
Number of accumulation units outstanding at end of period	6,109	8,328	12,147	10,652	4,772	2,865	14,654	14,181	5,333
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during July 2008)
Value at beginning of period	$23.58	$17.50	$14.95	$15.70	$12.38	$9.69	$13.66
Value at end of period	$23.46	$23.58	$17.50	$14.95	$15.70	$12.38	$9.69
Number of accumulation units outstanding at end of period	478	562	3,417	1,929	0	46	567
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.21	$14.74	$13.46	$14.31	$11.26	$7.95	$13.99	$12.67	$11.20
Value at end of period	$21.49	$20.21	$14.74	$13.46	$14.31	$11.26	$7.95	$13.99	$12.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4	16,419	17,783
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.19	$10.15	$8.77	$9.05	$8.13
Value at end of period	$14.19	$13.19	$10.15	$8.77	$9.05
Number of accumulation units outstanding at end of period	405	851	0	0	4,037
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$56.47	$40.04	$33.50	$32.50	$31.21
Value at end of period	$67.25	$56.47	$40.04	$33.50	$32.50
Number of accumulation units outstanding at end of period	0	0	0	0	47
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.72	$14.65	$13.41	$14.45	$12.98	$10.08	$14.04	$12.91	$11.56
Value at end of period	$19.36	$18.72	$14.65	$13.41	$14.45	$12.98	$10.08	$14.04	$12.91
Number of accumulation units outstanding at end of period	558	0	0	0	0	0	0	242	142
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during April 2013)
Value at beginning of period	$18.28	$15.75
Value at end of period	$20.18	$18.28
Number of accumulation units outstanding at end of period	2	154

CFI 155

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$25.62	$19.38	$17.72	$18.78	$15.04	$11.71	$17.18	$15.73	$14.11
Value at end of period	$25.82	$25.62	$19.38	$17.72	$18.78	$15.04	$11.71	$17.18	$15.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,543	2,204
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.29	$11.22	$10.26	$10.71	$8.85	$6.88	$11.10
Value at end of period	$16.66	$15.29	$11.22	$10.26	$10.71	$8.85	$6.88
Number of accumulation units outstanding at end of period	294	348	1,122	1,154	614	73	61
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.97	$16.74	$14.03	$15.38	$13.81	$10.17	$16.56	$14.44
Value at end of period	$21.38	$20.97	$16.74	$14.03	$15.38	$13.81	$10.17	$16.56
Number of accumulation units outstanding at end of period	1,313	1,654	2,088	1,764	75	3,715	6,272	4,468
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.67	$11.48	$10.21	$10.48	$9.90
Value at end of period	$16.70	$14.67	$11.48	$10.21	$10.48
Number of accumulation units outstanding at end of period	89	89	3,059	6,734	6,054
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$35.85	$33.45	$27.99	$34.55	$27.51	$15.31	$29.78	$22.49	$18.17	$13.00
Value at end of period	$33.76	$35.85	$33.45	$27.99	$34.55	$27.51	$15.31	$29.78	$22.49	$18.17
Number of accumulation units outstanding at end of period	1,523	4,441	5,516	5,093	4,799	4,083	3,897	25,983	27,740	7,306
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.32	$13.31	$12.09	$12.45	$11.25	$9.38	$13.68	$12.64	$12.67
Value at end of period	$16.36	$15.32	$13.31	$12.09	$12.45	$11.25	$9.38	$13.68	$12.64
Number of accumulation units outstanding at end of period	0	162	124	124	0	713	8,300	8,417	5
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.73	$15.30	$14.23	$12.89	$12.06	$10.31	$11.69
Value at end of period	$14.00	$13.73	$15.30	$14.23	$12.89	$12.06	$10.31
Number of accumulation units outstanding at end of period	2,801	3,381	4,875	5,413	0	0	757
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.41	$8.69	$7.86	$10.26
Value at end of period	$7.26	$8.41	$8.69	$7.86
Number of accumulation units outstanding at end of period	5,884	6,260	6,284	5,681
PIONEER HIGH YIELD FUND (CLASS A)
Value at beginning of period	$17.40	$15.67	$13.78	$14.18	$12.19	$7.61	$12.21	$11.55	$10.56	$10.43
Value at end of period	$17.19	$17.40	$15.67	$13.78	$14.18	$12.19	$7.61	$12.21	$11.55	$10.56
Number of accumulation units outstanding at end of period	5,053	9,561	11,581	11,475	7,811	3,654	19,312	16,094	4,063	2,469
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$22.33	$17.22	$14.60	$15.55	$13.55	$9.36	$14.50	$14.62	$12.32	$11.60
Value at end of period	$24.36	$22.33	$17.22	$14.60	$15.55	$13.55	$9.36	$14.50	$14.62	$12.32
Number of accumulation units outstanding at end of period	1,919	1,674	4,373	3,589	3,446	4,403	4,500	5,431	7,212	5,555
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$17.22
Value at end of period	$16.36
Number of accumulation units outstanding at end of period	971

CFI 156

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$19.25	$14.56	$12.22	$13.00	$11.72	$8.82	$14.64	$13.36	$12.19	$10.80
Value at end of period	$20.79	$19.25	$14.56	$12.22	$13.00	$11.72	$8.82	$14.64	$13.36	$12.19
Number of accumulation units outstanding at end of period	8,608	21,480	67,971	63,790	54,534	51,448	55,641	29,495	15,726	11,028
THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$17.59	$15.07	$13.63	$13.07	$11.82	$9.61	$13.70	$13.37	$11.25	$11.02
Value at end of period	$18.83	$17.59	$15.07	$13.63	$13.07	$11.82	$9.61	$13.70	$13.37	$11.25
Number of accumulation units outstanding at end of period	1,668	3,069	6,025	4,972	2,937	7,733	6,828	2,355	2,588	1,015
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.35	$15.10	$14.83
Value at end of period	$21.24	$19.35	$15.10
Number of accumulation units outstanding at end of period	0	0	318
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.42	$15.53	$15.08
Value at end of period	$22.83	$22.42	$15.53
Number of accumulation units outstanding at end of period	0	0	161
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.52	$14.94	$13.97	$13.65	$12.81	$11.48	$11.60	$10.67
Value at end of period	$15.14	$14.52	$14.94	$13.97	$13.65	$12.81	$11.48	$11.60
Number of accumulation units outstanding at end of period	21,520	19,791	22,413	20,821	3,524	15,915	17,094	28,272
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$22.52	$17.40	$14.95	$15.14	$14.12
Value at end of period	$24.50	$22.52	$17.40	$14.95	$15.14
Number of accumulation units outstanding at end of period	0	0	91	14	108
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.37	$13.04	$12.22	$11.92	$10.41	$8.66	$10.17
Value at end of period	$12.28	$12.37	$13.04	$12.22	$11.92	$10.41	$8.66
Number of accumulation units outstanding at end of period	2,913	3,206	3,178	3,970	0	0	516
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$13.68	$14.06	$13.80	$12.96	$12.31	$11.83	$11.17	$10.66	$10.31	$10.15
Value at end of period	$14.23	$13.68	$14.06	$13.80	$12.96	$12.31	$11.83	$11.17	$10.66	$10.31
Number of accumulation units outstanding at end of period	19,626	20,184	20,437	18,811	7,689	5,876	6,534	13,831	2,118	1,823
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.29	$15.72	$13.75	$13.84
Value at end of period	$22.18	$20.29	$15.72	$13.75
Number of accumulation units outstanding at end of period	3,388	3,426	1,677	1,577
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.23	$12.37	$10.95	$11.10	$9.87	$8.12	$13.10	$13.39
Value at end of period	$18.24	$16.23	$12.37	$10.95	$11.10	$9.87	$8.12	$13.10
Number of accumulation units outstanding at end of period	223	117	1,196	1,304	0	0	0	8,506
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$20.20	$15.21	$13.09	$13.42	$11.15	$8.58	$13.92	$14.25
Value at end of period	$21.85	$20.20	$15.21	$13.09	$13.42	$11.15	$8.58	$13.92
Number of accumulation units outstanding at end of period	1,134	3,938	4,593	5,028	5,826	10,552	7,620	6,507

CFI 157

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2005)
Value at beginning of period	$19.46	$13.81	$12.45	$12.71	$10.48	$8.51	$12.97	$14.02	$12.47	$11.77
Value at end of period	$20.25	$19.46	$13.81	$12.45	$12.71	$10.48	$8.51	$12.97	$14.02	$12.47
Number of accumulation units outstanding at end of period	0	4,865	4,773	4,414	3,985	210	3,427	7,557	5,381	5,986
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2013)
Value at beginning of period	$13.05	$13.05
Value at end of period	$13.65	$13.05
Number of accumulation units outstanding at end of period	4,567	4,377
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2013)
Value at beginning of period	$14.52	$14.52
Value at end of period	$15.18	$14.52
Number of accumulation units outstanding at end of period	18,640	17,434
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.41	$12.78	$11.21	$11.71	$10.66
Value at end of period	$16.16	$15.41	$12.78	$11.21	$11.71
Number of accumulation units outstanding at end of period	8,559	7,360	0	0	625
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.90	$12.95	$11.30	$11.92	$10.48
Value at end of period	$16.70	$15.90	$12.95	$11.30	$11.92
Number of accumulation units outstanding at end of period	293	293	0	0	1,337
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.37	$12.52	$10.92	$11.51	$9.87
Value at end of period	$16.17	$15.37	$12.52	$10.92	$11.51
Number of accumulation units outstanding at end of period	0	0	0	0	14
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$13.81	$14.04	$13.02	$12.19	$11.21	$10.03	$11.25	$10.73	$10.43	$10.25
Value at end of period	$14.57	$13.81	$14.04	$13.02	$12.19	$11.21	$10.03	$11.25	$10.73	$10.43
Number of accumulation units outstanding at end of period	7,520	6,161	6,047	6,357	5,328	8,132	20,774	17,745	18,116	14,799
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.74	$13.93	$12.89	$12.14	$11.19	$10.16	$11.24	$10.73	$10.36
Value at end of period	$14.48	$13.74	$13.93	$12.89	$12.14	$11.19	$10.16	$11.24	$10.73
Number of accumulation units outstanding at end of period	1,012	4,056	10,851	9,251	6,361	1,370	758	8,482	1,077
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.76	$8.13	$6.93	$7.98	$7.35
Value at end of period	$9.08	$9.76	$8.13	$6.93	$7.98
Number of accumulation units outstanding at end of period	0	0	314	273	231
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.67	$13.04	$11.04	$13.10	$12.89	$10.23	$10.17
Value at end of period	$14.76	$15.67	$13.04	$11.04	$13.10	$12.89	$10.23
Number of accumulation units outstanding at end of period	1,466	2,682	652	439	0	0	6
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.47
Value at end of period	$17.50
Number of accumulation units outstanding at end of period	1,374

CFI 158

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.42	$9.61	$8.48	$8.30	$7.04	$6.33	$9.17	$9.34
Value at end of period	$13.50	$12.42	$9.61	$8.48	$8.30	$7.04	$6.33	$9.17
Number of accumulation units outstanding at end of period	875	1,108	8,087	3,945	1,424	17,766	22,975	23,354
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.40	$11.30
Value at end of period	$13.47	$12.40
Number of accumulation units outstanding at end of period	3,153	2,977
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.18	$10.19
Value at end of period	$13.12	$12.18
Number of accumulation units outstanding at end of period	1,503	1,194
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.32	$10.46	$10.61	$10.75	$10.88	$11.00	$11.00
Value at end of period	$10.18	$10.32	$10.46	$10.61	$10.75	$10.88	$11.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,363	24,465
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during March 2008)
Value at beginning of period	$20.73	$16.28	$13.67	$16.75	$13.57	$9.41	$18.23
Value at end of period	$19.29	$20.73	$16.28	$13.67	$16.75	$13.57	$9.41
Number of accumulation units outstanding at end of period	2	92	0	0	0	3,835	3,472
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.70	$10.62	$10.45
Value at end of period	$15.60	$13.70	$10.62
Number of accumulation units outstanding at end of period	0	0	236
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.65	$10.58	$9.69	$10.26	$8.94	$7.28	$7.23
Value at end of period	$15.54	$13.65	$10.58	$9.69	$10.26	$8.94	$7.28
Number of accumulation units outstanding at end of period	152	95	46	46	0	106	10
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$20.52	$20.35	$17.81	$16.44	$13.01	$10.13	$15.77	$19.06	$14.13	$12.71
Value at end of period	$26.47	$20.52	$20.35	$17.81	$16.44	$13.01	$10.13	$15.77	$19.06	$14.13
Number of accumulation units outstanding at end of period	1,714	4,766	4,246	4,023	3,781	1,714	6,192	6,493	1,133	1,034
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.67	$10.47	$9.17	$9.04	$8.36
Value at end of period	$15.26	$13.67	$10.47	$9.17	$9.04
Number of accumulation units outstanding at end of period	2,194	1,942	1,723	1,228	3
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.11	$11.39	$9.85	$10.15	$9.01
Value at end of period	$16.84	$15.11	$11.39	$9.85	$10.15
Number of accumulation units outstanding at end of period	0	0	0	0	48
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$23.37	$17.12	$15.09	$15.61	$12.66	$10.02	$14.20
Value at end of period	$24.68	$23.37	$17.12	$15.09	$15.61	$12.66	$10.02
Number of accumulation units outstanding at end of period	1,130	1,216	5,456	3,149	3,707	5,030	3,899

CFI 159

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.26	$12.28	$11.14	$11.33	$10.79
Value at end of period	$13.87	$13.26	$12.28	$11.14	$11.33
Number of accumulation units outstanding at end of period	1,796	1,375	17,739	12,840	6,759
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.62	$12.71	$11.31	$11.80	$11.05
Value at end of period	$15.27	$14.62	$12.71	$11.31	$11.80
Number of accumulation units outstanding at end of period	28,831	43,183	93,082	86,354	20,323
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.36	$12.90	$11.32	$12.00	$11.21
Value at end of period	$16.06	$15.36	$12.90	$11.32	$12.00
Number of accumulation units outstanding at end of period	20,031	15,162	48,269	37,474	19,069
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.87	$12.99	$11.36	$12.12	$11.26
Value at end of period	$16.65	$15.87	$12.99	$11.36	$12.12
Number of accumulation units outstanding at end of period	3,830	3,464	18,481	16,773	16,356
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.13	$12.38	$10.83	$11.56
Value at end of period	$15.92	$15.13	$12.38	$10.83
Number of accumulation units outstanding at end of period	629	402	525	147
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.55	$11.85	$10.91	$10.98	$10.50
Value at end of period	$13.14	$12.55	$11.85	$10.91	$10.98
Number of accumulation units outstanding at end of period	125	106	1,430	272	89
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$14.62	$13.18	$11.86	$11.77	$10.71	$9.18	$12.14	$11.60	$10.81	$10.53
Value at end of period	$15.43	$14.62	$13.18	$11.86	$11.77	$10.71	$9.18	$12.14	$11.60	$10.81
Number of accumulation units outstanding at end of period	1,121	3,930	7,542	9,913	10,495	6,755	6,339	5,674	3,155	2,562
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$15.46	$12.76	$11.21	$11.67	$10.43	$8.42	$13.31	$12.80	$11.43	$10.87
Value at end of period	$16.30	$15.46	$12.76	$11.21	$11.67	$10.43	$8.42	$13.31	$12.80	$11.43
Number of accumulation units outstanding at end of period	1,022	1,288	7,379	8,965	9,849	6,552	4,213	7,420	3,942	3,326
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.96	$12.97	$11.54	$11.72	$10.58	$8.77	$12.75	$12.22	$10.94
Value at end of period	$15.79	$14.96	$12.97	$11.54	$11.72	$10.58	$8.77	$12.75	$12.22
Number of accumulation units outstanding at end of period	76	137	10,899	18,637	17,626	22,648	19,263	5,601	302
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$23.45	$18.01	$15.62	$16.28	$13.46	$10.01	$12.90
Value at end of period	$26.14	$23.45	$18.01	$15.62	$16.28	$13.46	$10.01
Number of accumulation units outstanding at end of period	0	0	1,101	1,022	960	848	671
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$25.13	$18.26	$15.40	$15.20	$12.12	$9.05	$15.54	$14.93
Value at end of period	$25.98	$25.13	$18.26	$15.40	$15.20	$12.12	$9.05	$15.54
Number of accumulation units outstanding at end of period	5,018	3,818	9,123	9,476	3,011	8,067	8,759	38,023

CFI 160

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.07	$12.93	$11.30	$10.43	$8.23	$6.12	$10.60
Value at end of period	$16.80	$13.07	$12.93	$11.30	$10.43	$8.23	$6.12
Number of accumulation units outstanding at end of period	8,360	8,610	10,799	9,923	1,466	1,142	1,175
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.27	$11.44	$10.28	$10.88	$9.80	$7.51	$10.34
Value at end of period	$17.07	$15.27	$11.44	$10.28	$10.88	$9.80	$7.51
Number of accumulation units outstanding at end of period	2,856	3,259	4,773	6,524	1,695	1,051	1,850
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73	$10.01
Value at end of period	$16.16	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73
Number of accumulation units outstanding at end of period	5,705	4,806	6,845	6,554	2,673	1,641	1,284
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$21.20	$15.74	$13.86	$15.71	$12.36	$8.96	$14.87	$14.38
Value at end of period	$22.27	$21.20	$15.74	$13.86	$15.71	$12.36	$8.96	$14.87
Number of accumulation units outstanding at end of period	8,808	9,414	10,136	8,341	2,921	3,054	3,608	3,469
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.92	$13.39	$11.39	$11.74	$10.29	$8.08	$12.83	$13.25	$11.54	$11.25
Value at end of period	$19.38	$17.92	$13.39	$11.39	$11.74	$10.29	$8.08	$12.83	$13.25	$11.54
Number of accumulation units outstanding at end of period	2,077	8,629	11,008	9,265	7,543	2,648	1,935	2,230	1,994	1,512
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.67	$14.64	$12.42	$15.35	$12.89	$7.59	$11.12
Value at end of period	$13.65	$13.67	$14.64	$12.42	$15.35	$12.89	$7.59
Number of accumulation units outstanding at end of period	2,187	2,299	2,655	2,123	0	0	441
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$23.18	$17.78	$14.95	$14.82	$12.16	$9.76	$14.72	$15.53
Value at end of period	$26.42	$23.18	$17.78	$14.95	$14.82	$12.16	$9.76	$14.72
Number of accumulation units outstanding at end of period	3,460	3,478	9,002	8,228	1,361	2,287	2,156	24,334
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.41	$14.65	$12.18	$13.41	$11.69	$8.47	$14.35	$13.63	$11.68	$9.88
Value at end of period	$18.62	$18.41	$14.65	$12.18	$13.41	$11.69	$8.47	$14.35	$13.63	$11.68
Number of accumulation units outstanding at end of period	1,605	1,712	8,030	7,637	8,092	10,695	8,985	40,883	14,323	9,486
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.84	$16.97	$14.78	$15.06	$13.83
Value at end of period	$18.69	$18.84	$16.97	$14.78	$15.06
Number of accumulation units outstanding at end of period	382	541	232	1,254	1,292
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$11.75
Value at end of period	$21.30	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43
Number of accumulation units outstanding at end of period	17,637	16,310	19,641	13,248	100	0	39,036	36,033	28

CFI 161

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.33	$13.68	$11.89	$12.46	$10.86
Value at end of period	$20.32	$18.33	$13.68	$11.89	$12.46
Number of accumulation units outstanding at end of period	95	95	7,250	3,682	4,605
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.15	$14.13	$12.18	$12.41	$10.90	$8.81	$13.84	$13.57	$11.66
Value at end of period	$19.31	$18.15	$14.13	$12.18	$12.41	$10.90	$8.81	$13.84	$13.57
Number of accumulation units outstanding at end of period	1,344	309	3,571	3,280	1,911	1,586	559	31,713	40
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$20.15	$14.63	$12.45	$12.73	$11.02	$7.80	$12.87
Value at end of period	$21.65	$20.15	$14.63	$12.45	$12.73	$11.02	$7.80
Number of accumulation units outstanding at end of period	274	267	2,545	2,694	2,056	504	249
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.57	$15.88	$13.16	$14.08	$13.18	$10.04	$16.80	$17.08
Value at end of period	$19.83	$20.57	$15.88	$13.16	$14.08	$13.18	$10.04	$16.80
Number of accumulation units outstanding at end of period	880	1,540	882	834	823	1,294	1,187	1,483
WANGER INTERNATIONAL
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.69	$10.49	$8.72	$10.70
Value at end of period	$12.00	$12.69	$10.49	$8.72
Number of accumulation units outstanding at end of period	2,284	1,816	1,808	2,082
WANGER SELECT
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.99	$12.76	$10.89	$10.00
Value at end of period	$17.33	$16.99	$12.76	$10.89
Number of accumulation units outstanding at end of period	0	3	3	245
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$17.43	$13.38	$12.05	$11.39	$10.18	$8.66	$13.10	$12.76	$10.95	$10.71
Value at end of period	$19.15	$17.43	$13.38	$12.05	$11.39	$10.18	$8.66	$13.10	$12.76	$10.95
Number of accumulation units outstanding at end of period	5,204	6,550	10,130	11,245	7,714	5,980	6,316	2,785	9,015	7,004
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND (CLASS
A)
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.47	$15.73	$14.03	$14.50	$11.97	$9.32	$13.82	$15.05
Value at end of period	$22.79	$21.47	$15.73	$14.03	$14.50	$11.97	$9.32	$13.82
Number of accumulation units outstanding at end of period	168	162	0	0	0	0	5,060	5,224

CFI 162

Condensed Financial Information (continued)

TABLE 20
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2012)
Value at beginning of period	$25.27	$19.43	$19.04
Value at end of period	$25.38	$25.27	$19.43
Number of accumulation units outstanding at end of period	7,972	9,035	3,179
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.98	$14.12	$12.53	$12.22	$10.95	$9.16	$12.48	$11.86	$10.75	$10.31
Value at end of period	$18.25	$16.98	$14.12	$12.53	$12.22	$10.95	$9.16	$12.48	$11.86	$10.75
Number of accumulation units outstanding at end of period	31,979	40,871	34,424	54,471	67,685	69,233	65,199	63,383	115,360	106,951
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$20.37	$14.12	$13.59
Value at end of period	$21.75	$20.37	$14.12
Number of accumulation units outstanding at end of period	0	0	3,453
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.72	$13.11	$11.04	$12.61	$10.14	$6.29	$12.31	$12.69	$11.65	$11.76
Value at end of period	$20.50	$18.72	$13.11	$11.04	$12.61	$10.14	$6.29	$12.31	$12.69	$11.65
Number of accumulation units outstanding at end of period	328	0	5,250	6,629	15,794	17,454	10,131	11,197	2,753	3,037
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.62	$14.43	$12.41	$13.20	$11.06
Value at end of period	$18.51	$18.62	$14.43	$12.41	$13.20
Number of accumulation units outstanding at end of period	0	0	405	285	231
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$14.07	$10.53	$9.15	$9.67	$8.28
Value at end of period	$15.58	$14.07	$10.53	$9.15	$9.67
Number of accumulation units outstanding at end of period	305	323	1,292	382	308
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.94	$15.16	$14.64
Value at end of period	$20.85	$19.94	$15.16
Number of accumulation units outstanding at end of period	107	513	160
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during February 2007)
Value at beginning of period	$20.23	$17.05	$14.48	$16.97	$15.71	$11.43	$19.46	$16.59
Value at end of period	$19.46	$20.23	$17.05	$14.48	$16.97	$15.71	$11.43	$19.46
Number of accumulation units outstanding at end of period	7,030	6,927	18,028	9,880	11,134	9,608	391	6,712
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.06	$16.26	$14.16	$14.72	$12.73	$9.51	$16.76	$14.45	$13.11	$11.81
Value at end of period	$23.26	$21.06	$16.26	$14.16	$14.72	$12.73	$9.51	$16.76	$14.45	$13.11
Number of accumulation units outstanding at end of period	19,549	20,280	44,478	39,555	60,624	65,198	44,557	46,828	7,565	6,925

CFI 163

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.23	$12.84	$11.09	$11.14	$9.80	$6.84
Value at end of period	$17.41	$16.23	$12.84	$11.09	$11.14	$9.80
Number of accumulation units outstanding at end of period	0	0	0	0	9,881	9,333
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2005)
Value at beginning of period	$22.23	$17.95	$16.02	$16.70	$15.21	$12.72	$17.58	$16.02	$13.17	$12.06
Value at end of period	$23.07	$22.23	$17.95	$16.02	$16.70	$15.21	$12.72	$17.58	$16.02	$13.17
Number of accumulation units outstanding at end of period	0	0	19,101	16,303	32,978	35,668	21,157	18,620	2,897	2,485
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2006)
Value at beginning of period	$23.47	$17.42	$14.89	$15.65	$12.35	$9.67	$14.60	$15.13	$13.52
Value at end of period	$23.33	$23.47	$17.42	$14.89	$15.65	$12.35	$9.67	$14.60	$15.13
Number of accumulation units outstanding at end of period	0	0	0	46	51	260	19,121	22,331	19,237
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$20.11	$14.68	$13.40	$14.26	$11.23	$7.93	$12.96
Value at end of period	$21.38	$20.11	$14.68	$13.40	$14.26	$11.23	$7.93
Number of accumulation units outstanding at end of period	2,245	84	334	14,292	1,474	0	222
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.15	$10.13	$9.74
Value at end of period	$14.14	$13.15	$10.13
Number of accumulation units outstanding at end of period	3,886	3,751	3,254
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.68	$11.06	$10.57	$10.17	$10.24
Value at end of period	$11.21	$10.68	$11.06	$10.57	$10.17
Number of accumulation units outstanding at end of period	0	0	713	482	373
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.19	$14.12	$12.48	$13.14	$10.59	$8.45	$14.12	$14.21	$12.79	$12.19
Value at end of period	$20.07	$18.19	$14.12	$12.48	$13.14	$10.59	$8.45	$14.12	$14.21	$12.79
Number of accumulation units outstanding at end of period	43	57	272	13,692	8,464	9,939	11,410	11,369	1,881	1,671
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during January 2007)
Value at beginning of period	$25.49	$19.29	$17.65	$18.71	$15.00	$11.69	$17.15	$15.40
Value at end of period	$25.68	$25.49	$19.29	$17.65	$18.71	$15.00	$11.69	$17.15
Number of accumulation units outstanding at end of period	4,283	5,200	10,810	11,065	25,401	23,401	25,996	25,563
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.34	$14.27	$12.35	$12.33	$10.93	$7.88	$12.64	$11.48	$10.25
Value at end of period	$20.22	$18.34	$14.27	$12.35	$12.33	$10.93	$7.88	$12.64	$11.48
Number of accumulation units outstanding at end of period	208	208	21,954	266	272	501	22,059	19,252	17,851
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.23	$11.19	$10.23	$10.69	$8.84	$6.87	$11.39	$11.39
Value at end of period	$16.58	$15.23	$11.19	$10.23	$10.69	$8.84	$6.87	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	1,707	1,224	854	101

CFI 164

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.87	$16.67	$13.98	$15.32	$13.77	$10.14	$16.53	$14.49
Value at end of period	$21.26	$20.87	$16.67	$13.98	$15.32	$13.77	$10.14	$16.53
Number of accumulation units outstanding at end of period	3,811	3,704	11,634	0	13,899	12,505	8,826	7,889
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2007)
Value at beginning of period	$35.68	$33.31	$27.88	$34.43	$27.43	$15.27	$29.72	$22.20
Value at end of period	$33.57	$35.68	$33.31	$27.88	$34.43	$27.43	$15.27	$29.72
Number of accumulation units outstanding at end of period	5,541	3,980	472	1,080	10,987	9,013	8,722	7,807
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.98	$11.59	$10.58	$10.74	$10.56
Value at end of period	$10.89	$10.98	$11.59	$10.58	$10.74
Number of accumulation units outstanding at end of period	0	0	691	463	359
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.24	$13.25	$12.05	$12.41	$11.22	$9.20
Value at end of period	$16.27	$15.24	$13.25	$12.05	$12.41	$11.22
Number of accumulation units outstanding at end of period	0	0	0	0	12,054	10,097
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.32	$15.60	$13.72	$14.13	$12.16	$7.59	$12.18	$11.53	$10.55	$10.22
Value at end of period	$17.09	$17.32	$15.60	$13.72	$14.13	$12.16	$7.59	$12.18	$11.53	$10.55
Number of accumulation units outstanding at end of period	734	0	363	697	27,677	25,933	7,429	6,894	718	618
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.22	$17.14	$14.54	$15.50	$13.51	$9.34	$14.47	$14.67
Value at end of period	$24.23	$22.22	$17.14	$14.54	$15.50	$13.51	$9.34	$14.47
Number of accumulation units outstanding at end of period	1,038	775	16,683	16,265	17,492	18,489	19,046	17,718
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.45	$14.68	$12.52	$14.51	$13.53	$9.14	$17.15	$14.80	$12.48	$11.27
Value at end of period	$16.27	$18.45	$14.68	$12.52	$14.51	$13.53	$9.14	$17.15	$14.80	$12.48
Number of accumulation units outstanding at end of period	0	12	12	8,169	0	1,660	1,410	1,262	1,579	1,389
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during June 2005)
Value at beginning of period	$19.16	$14.50	$12.18	$12.96	$11.69	$8.80	$14.61	$13.34	$12.17	$11.01
Value at end of period	$20.67	$19.16	$14.50	$12.18	$12.96	$11.69	$8.80	$14.61	$13.34	$12.17
Number of accumulation units outstanding at end of period	13,278	14,923	13,065	32,653	47,401	51,157	89,477	91,972	45,614	4,047
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.50	$15.00	$13.57	$13.03	$11.78	$9.59	$13.67	$13.35	$11.24	$11.07
Value at end of period	$18.73	$17.50	$15.00	$13.57	$13.03	$11.78	$9.59	$13.67	$13.35	$11.24
Number of accumulation units outstanding at end of period	2,142	0	383	1,418	1,334	8,434	7,781	8,037	6,486	5,288
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$22.31	$15.46	$13.70	$13.73	$10.58	$7.71	$12.93	$13.39
Value at end of period	$22.71	$22.31	$15.46	$13.70	$13.73	$10.58	$7.71	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,436

CFI 165

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.45	$14.87	$13.92	$13.61	$12.77	$11.45	$11.58	$10.68	$10.37	$10.31
Value at end of period	$15.06	$14.45	$14.87	$13.92	$13.61	$12.77	$11.45	$11.58	$10.68	$10.37
Number of accumulation units outstanding at end of period	2,930	3,860	21,058	23,716	22,902	20,504	56,051	53,030	64,234	17,503
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.61	$14.00	$13.74	$12.91	$12.27	$11.80	$11.15	$10.65
Value at end of period	$14.15	$13.61	$14.00	$13.74	$12.91	$12.27	$11.80	$11.15
Number of accumulation units outstanding at end of period	11,972	10,802	36,600	17,376	17,161	16,395	16,213	14,423
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.83	$16.10	$15.08
Value at end of period	$16.85	$16.83	$16.10
Number of accumulation units outstanding at end of period	5,249	4,815	10,591
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.15	$12.32	$10.91	$11.07	$9.84	$8.10	$13.07	$12.62	$11.16	$10.32
Value at end of period	$18.14	$16.15	$12.32	$10.91	$11.07	$9.84	$8.10	$13.07	$12.62	$11.16
Number of accumulation units outstanding at end of period	225	251	251	6,037	8,840	8,671	28,238	27,246	27,897	12,861
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$20.10	$15.14	$13.04	$13.37	$11.12	$8.56	$13.89	$14.44
Value at end of period	$21.73	$20.10	$15.14	$13.04	$13.37	$11.12	$8.56	$13.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	862
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$19.36	$13.75	$12.40	$12.67	$10.45	$8.48	$12.95	$14.10
Value at end of period	$20.14	$19.36	$13.75	$12.40	$12.67	$10.45	$8.48	$12.95
Number of accumulation units outstanding at end of period	1,495	1,495	1,495	1,496	4,548	4,108	66	927
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.38	$12.76	$11.19	$12.16
Value at end of period	$16.12	$15.38	$12.76	$11.19
Number of accumulation units outstanding at end of period	0	0	331	331
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.87	$12.93	$11.29	$12.43
Value at end of period	$16.66	$15.87	$12.93	$11.29
Number of accumulation units outstanding at end of period	0	0	528	527
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.34	$12.50	$10.91	$11.51	$11.53
Value at end of period	$16.13	$15.34	$12.50	$10.91	$11.51
Number of accumulation units outstanding at end of period	0	0	80	80	3
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.48	$11.70	$10.90	$10.88
Value at end of period	$13.08	$12.48	$11.70	$10.90
Number of accumulation units outstanding at end of period	0	0	286	186

CFI 166

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.74	$13.98	$12.96	$12.15	$11.18	$10.01	$11.23	$10.72	$10.42	$10.39
Value at end of period	$14.49	$13.74	$13.98	$12.96	$12.15	$11.18	$10.01	$11.23	$10.72	$10.42
Number of accumulation units outstanding at end of period	0	0	0	0	27,859	30,304	24,949	14,173	3,459	3,036
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.67	$13.87	$12.84	$12.10	$11.16	$10.13	$11.22	$10.72	$10.43	$10.33
Value at end of period	$14.40	$13.67	$13.87	$12.84	$12.10	$11.16	$10.13	$11.22	$10.72	$10.43
Number of accumulation units outstanding at end of period	11,362	7,313	11,597	5,599	2,391	0	292	759	8,944	9,684
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.59	$12.99	$11.00	$13.05	$12.86	$10.21	$18.00	$16.07
Value at end of period	$14.68	$15.59	$12.99	$11.00	$13.05	$12.86	$10.21	$18.00
Number of accumulation units outstanding at end of period	0	0	0	0	4,806	4,242	4,072	3,566
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.37	$9.58	$8.46	$8.28	$7.03	$6.32	$9.16	$9.33
Value at end of period	$13.45	$12.37	$9.58	$8.46	$8.28	$7.03	$6.32	$9.16
Number of accumulation units outstanding at end of period	5,021	0	0	2,655	12,309	10,178	0	6,706
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.35	$9.55	$8.44	$8.26	$7.00	$6.47
Value at end of period	$13.41	$12.35	$9.55	$8.44	$8.26	$7.00
Number of accumulation units outstanding at end of period	0	0	576	587	343	387
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.27	$10.41	$10.56	$10.65
Value at end of period	$10.12	$10.27	$10.41	$10.56
Number of accumulation units outstanding at end of period	5,630	4,660	7,910	4,340
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.63	$16.21	$13.61	$16.69	$13.53	$9.39	$19.68	$18.03	$14.29
Value at end of period	$19.19	$20.63	$16.21	$13.61	$16.69	$13.53	$9.39	$19.68	$18.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	304	28,635	26,916	25,946
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.65	$10.58	$9.70	$10.27	$8.96	$7.29	$11.28	$11.48
Value at end of period	$15.53	$13.65	$10.58	$9.70	$10.27	$8.96	$7.29	$11.28
Number of accumulation units outstanding at end of period	0	0	3,446	0	0	0	0	2,604
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.42	$20.26	$17.74	$16.38	$12.98	$10.11	$15.73	$19.03	$15.40
Value at end of period	$26.33	$20.42	$20.26	$17.74	$16.38	$12.98	$10.11	$15.73	$19.03
Number of accumulation units outstanding at end of period	2,008	387	14,816	13,452	27,386	26,089	31,333	29,503	12,463
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$23.26	$17.04	$16.71
Value at end of period	$24.54	$23.26	$17.04
Number of accumulation units outstanding at end of period	1,357	1,299	1,041

CFI 167

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.23	$12.26	$11.13	$11.33	$10.79
Value at end of period	$13.84	$13.23	$12.26	$11.13	$11.33
Number of accumulation units outstanding at end of period	88,176	54,198	57,793	49,147	105,108
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.59	$12.69	$11.30	$11.79	$11.05
Value at end of period	$15.23	$14.59	$12.69	$11.30	$11.79
Number of accumulation units outstanding at end of period	52,344	16,137	32,841	24,939	84,983
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.33	$12.88	$11.31	$11.99	$11.21
Value at end of period	$16.02	$15.33	$12.88	$11.31	$11.99
Number of accumulation units outstanding at end of period	73,391	6,028	25,040	48,325	86,507
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.84	$12.97	$11.35	$12.11	$11.26
Value at end of period	$16.61	$15.84	$12.97	$11.35	$12.11
Number of accumulation units outstanding at end of period	38,117	22,398	75,086	11,051	18,498
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.11	$12.36	$10.83	$11.76
Value at end of period	$15.88	$15.11	$12.36	$10.83
Number of accumulation units outstanding at end of period	841	88	164	221
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.53	$11.83	$10.90	$10.98	$10.50
Value at end of period	$13.10	$12.53	$11.83	$10.90	$10.98
Number of accumulation units outstanding at end of period	9,439	8,560	9,432	89	6,512
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.55	$13.12	$11.81	$11.73	$10.68	$9.16	$12.12	$11.58	$10.80	$10.37
Value at end of period	$15.34	$14.55	$13.12	$11.81	$11.73	$10.68	$9.16	$12.12	$11.58	$10.80
Number of accumulation units outstanding at end of period	15,040	14,712	184	3,999	1,284	1,220	14,986	15,880	16,615	1,773
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.38	$12.70	$11.17	$11.63	$10.40	$8.40	$13.28	$12.78	$11.42	$10.51
Value at end of period	$16.21	$15.38	$12.70	$11.17	$11.63	$10.40	$8.40	$13.28	$12.78	$11.42
Number of accumulation units outstanding at end of period	28,681	25,125	575	16,820	11,324	12,451	41,271	41,744	32,721	3,700
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.89	$12.91	$11.49	$11.68	$10.54	$8.75	$12.73	$12.20	$11.09	$10.45
Value at end of period	$15.71	$14.89	$12.91	$11.49	$11.68	$10.54	$8.75	$12.73	$12.20	$11.09
Number of accumulation units outstanding at end of period	6,317	6,166	560	8,363	6,743	5,960	31,530	27,154	26,621	5,377
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.71	$12.16	$11.86	$11.77
Value at end of period	$12.24	$11.71	$12.16	$11.86
Number of accumulation units outstanding at end of period	3,863	3,865	3,865	3,563

CFI 168

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$23.33	$17.93	$15.56	$16.15
Value at end of period	$26.00	$23.33	$17.93	$15.56
Number of accumulation units outstanding at end of period	122	146	146	9,637
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$25.00	$18.18	$15.34	$15.15	$12.09	$9.03	$15.51	$14.76	$12.93	$11.59
Value at end of period	$25.84	$25.00	$18.18	$15.34	$15.15	$12.09	$9.03	$15.51	$14.76	$12.93
Number of accumulation units outstanding at end of period	3,588	4,952	1,167	5,467	5,943	11,229	43,782	42,020	26,315	18,186
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.02	$12.89	$11.27	$10.40	$8.21	$6.11	$10.04	$10.36
Value at end of period	$16.73	$13.02	$12.89	$11.27	$10.40	$8.21	$6.11	$10.04
Number of accumulation units outstanding at end of period	2,625	2,143	1,542	0	5,124	3,863	2,177	2,626
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.20	$11.38	$10.24	$10.84	$9.77	$7.49	$12.21
Value at end of period	$16.98	$15.20	$11.38	$10.24	$10.84	$9.77	$7.49
Number of accumulation units outstanding at end of period	1,033	0	0	883	854	0	192
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29	$10.16
Value at end of period	$16.09	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$21.11	$15.68	$13.81	$15.67	$12.33	$8.95	$14.85	$13.27
Value at end of period	$22.16	$21.11	$15.68	$13.81	$15.67	$12.33	$8.95	$14.85
Number of accumulation units outstanding at end of period	2,967	2,355	5,695	2,976	910	291	291	1,778
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.83	$13.33	$11.34	$11.70	$10.26	$8.06	$12.80	$13.12
Value at end of period	$19.27	$17.83	$13.33	$11.34	$11.70	$10.26	$8.06	$12.80
Number of accumulation units outstanding at end of period	4,869	4,726	2,900	2,107	209	209	209	2,093
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.07	$17.71	$14.89	$14.77	$12.12	$9.74	$14.69	$14.49	$12.55	$11.54
Value at end of period	$26.28	$23.07	$17.71	$14.89	$14.77	$12.12	$9.74	$14.69	$14.49	$12.55
Number of accumulation units outstanding at end of period	3,302	5,047	1,304	1,062	910	1,059	23,191	23,345	53,136	24,118
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$20.79	$15.12	$14.61
Value at end of period	$22.29	$20.79	$15.12
Number of accumulation units outstanding at end of period	0	0	415
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.33	$14.59	$12.14	$13.37	$11.66	$8.45	$14.33	$13.61	$11.68	$9.82
Value at end of period	$18.53	$18.33	$14.59	$12.14	$13.37	$11.66	$8.45	$14.33	$13.61	$11.68
Number of accumulation units outstanding at end of period	0	0	0	59	64	415	22,592	19,695	44,869	23,911

CFI 169

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$19.10	$15.79	$13.94	$13.69	$12.13	$8.98
Value at end of period	$21.20	$19.10	$15.79	$13.94	$13.69	$12.13
Number of accumulation units outstanding at end of period	4,690	4,155	16,693	281	40,890	42,666
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.26	$13.63	$11.85	$12.43	$9.76	$6.73	$11.95	$10.64	$9.43
Value at end of period	$20.22	$18.26	$13.63	$11.85	$12.43	$9.76	$6.73	$11.95	$10.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	55	3,285	1,057	444
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.21	$15.14	$13.19	$13.86	$10.92	$7.55	$13.43	$12.00	$10.64
Value at end of period	$22.35	$20.21	$15.14	$13.19	$13.86	$10.92	$7.55	$13.43	$12.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	141	12,723	11,606	12,276
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.06	$14.07	$12.13	$12.37	$10.87	$8.79	$13.81	$13.55	$11.50	$10.86
Value at end of period	$19.20	$18.06	$14.07	$12.13	$12.37	$10.87	$8.79	$13.81	$13.55	$11.50
Number of accumulation units outstanding at end of period	11,135	9,471	7,810	19,934	0	0	0	1,985	35,830	26,832
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.49	$15.83	$13.12	$14.05	$13.15	$10.02	$16.79	$17.07
Value at end of period	$19.74	$20.49	$15.83	$13.12	$14.05	$13.15	$10.02	$16.79
Number of accumulation units outstanding at end of period	1,228	1,209	1,361	11	11	963	27,025	27,159
WANGER INTERNATIONAL
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.65	$10.46	$10.03
Value at end of period	$11.96	$12.65	$10.46
Number of accumulation units outstanding at end of period	7,375	6,008	4,656
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.35	$13.32	$12.00	$11.36	$10.15	$8.64	$13.08	$12.74	$11.09
Value at end of period	$19.04	$17.35	$13.32	$12.00	$11.36	$10.15	$8.64	$13.08	$12.74
Number of accumulation units outstanding at end of period	0	14	42,922	21,389	39,666	42,606	78,929	76,283	28,387
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.37	$15.66	$13.97	$14.45	$11.93	$8.27
Value at end of period	$22.67	$21.37	$15.66	$13.97	$14.45	$11.93
Number of accumulation units outstanding at end of period	0	0	0	0	7,279	6,340

CFI 170

Condensed Financial Information (continued)

TABLE 21
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during February 2013)
Value at beginning of period	$18.13	$14.38
Value at end of period	$20.29	$18.13
Number of accumulation units outstanding at end of period	757	452
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.64	$12.54	$10.80	$10.35	$9.26	$7.75	$13.24	$12.70	$10.99	$10.74
Value at end of period	$17.89	$16.64	$12.54	$10.80	$10.35	$9.26	$7.75	$13.24	$12.70	$10.99
Number of accumulation units outstanding at end of period	0	0	0	0	419	0	0	0	0	3,278
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$25.15	$19.35	$17.75	$17.59	$14.25	$11.64	$16.02	$15.28	$13.04	$11.56
Value at end of period	$25.24	$25.15	$19.35	$17.75	$17.59	$14.25	$11.64	$16.02	$15.28	$13.04
Number of accumulation units outstanding at end of period	223	270	5,708	8,858	6,260	0	6,834	6,490	6,684	7,055
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.58	$14.51	$13.40	$13.19
Value at end of period	$20.03	$18.58	$14.51	$13.40
Number of accumulation units outstanding at end of period	0	0	0	30
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during February 2005)
Value at beginning of period	$16.89	$14.06	$12.48	$12.18	$10.92	$9.13	$12.46	$11.85	$10.74	$10.52
Value at end of period	$18.15	$16.89	$14.06	$12.48	$12.18	$10.92	$9.13	$12.46	$11.85	$10.74
Number of accumulation units outstanding at end of period	35	35	46,946	55,805	51,024	26,427	38,849	27,174	29,682	14,073
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$20.27	$14.05	$11.93	$13.06	$10.65
Value at end of period	$21.63	$20.27	$14.05	$11.93	$13.06
Number of accumulation units outstanding at end of period	2,836	0	0	808	746
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2005)
Value at beginning of period	$18.63	$13.05	$11.00	$12.57	$10.11	$6.27	$12.29	$12.67	$11.64	$11.54
Value at end of period	$20.39	$18.63	$13.05	$11.00	$12.57	$10.11	$6.27	$12.29	$12.67	$11.64
Number of accumulation units outstanding at end of period	689	13	31	1,100	4,654	2,402	1,903	2,738	6,068	8,534
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.16
Value at end of period	$19.03
Number of accumulation units outstanding at end of period	2,201
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.73	$13.61	$12.29	$11.83
Value at end of period	$18.05	$16.73	$13.61	$12.29
Number of accumulation units outstanding at end of period	2,762	0	0	2,354

CFI 171

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.03	$10.51	$9.13	$9.65	$7.95	$5.74
Value at end of period	$15.53	$14.03	$10.51	$9.13	$9.65	$7.95
Number of accumulation units outstanding at end of period	974	741	886	3,194	0	48
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$19.90	$15.13	$13.02	$15.46
Value at end of period	$20.79	$19.90	$15.13	$13.02
Number of accumulation units outstanding at end of period	0	0	0	66
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.47	$11.63	$9.75	$11.87
Value at end of period	$14.26	$14.47	$11.63	$9.75
Number of accumulation units outstanding at end of period	2,549	2,138	0	1,200
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during February 2005)
Value at beginning of period	$20.13	$16.98	$14.42	$16.91	$15.66	$11.40	$19.43	$16.55	$13.76	$11.48
Value at end of period	$19.35	$20.13	$16.98	$14.42	$16.91	$15.66	$11.40	$19.43	$16.55	$13.76
Number of accumulation units outstanding at end of period	7,539	5,989	8,075	14,030	19,391	25,708	17,629	7,921	10,394	7,329
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.87	$13.65	$11.92	$12.04
Value at end of period	$19.30	$17.87	$13.65	$11.92
Number of accumulation units outstanding at end of period	3,746	3,389	0	1,998
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.96	$16.19	$14.10	$14.67	$12.69	$9.48	$16.73	$14.43	$13.10	$11.36
Value at end of period	$23.13	$20.96	$16.19	$14.10	$14.67	$12.69	$9.48	$16.73	$14.43	$13.10
Number of accumulation units outstanding at end of period	19,982	16,374	26,666	40,200	31,700	36,123	41,661	35,531	39,270	23,773
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.15	$12.78	$11.05	$11.10	$9.77	$7.61	$13.46	$13.45	$11.34	$10.56
Value at end of period	$17.32	$16.15	$12.78	$11.05	$11.10	$9.77	$7.61	$13.46	$13.45	$11.34
Number of accumulation units outstanding at end of period	3,409	0	267	129	0	0	18	16	8,413	6,530
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.38	$12.19	$10.77	$10.90	$8.91	$7.04	$13.51	$10.79	$10.48
Value at end of period	$17.98	$16.38	$12.19	$10.77	$10.90	$8.91	$7.04	$13.51	$10.79
Number of accumulation units outstanding at end of period	0	0	0	0	41	3,932	3,415	4,829	3,987
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.07
Value at end of period	$13.57
Number of accumulation units outstanding at end of period	254
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during February 2005)
Value at beginning of period	$22.12	$17.87	$15.96	$16.65	$15.17	$12.69	$17.54	$16.00	$13.16	$11.46
Value at end of period	$22.94	$22.12	$17.87	$15.96	$16.65	$15.17	$12.69	$17.54	$16.00	$13.16
Number of accumulation units outstanding at end of period	113	0	451	3,385	0	8,831	2,679	2,928	7,778	11,620
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during February 2005)
Value at beginning of period	$23.35	$17.35	$14.83	$15.60	$12.31	$9.65	$14.57	$15.11	$13.07	$12.24
Value at end of period	$23.20	$23.35	$17.35	$14.83	$15.60	$12.31	$9.65	$14.57	$15.11	$13.07
Number of accumulation units outstanding at end of period	2,726	2,092	2,390	2,537	1,963	2,368	4,104	1,536	0	50

CFI 172

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.01	$14.61	$13.35	$14.21	$11.20	$7.91	$13.93	$12.63	$11.89	$10.89
Value at end of period	$21.26	$20.01	$14.61	$13.35	$14.21	$11.20	$7.91	$13.93	$12.63	$11.89
Number of accumulation units outstanding at end of period	0	0	879	663	11,252	2,141	8,665	0	0	17,247
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.11	$10.10	$8.74	$9.65
Value at end of period	$14.10	$13.11	$10.10	$8.74
Number of accumulation units outstanding at end of period	1,808	0	0	6,999
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2006)
Value at beginning of period	$55.99	$39.74	$33.29	$32.32	$31.25	$24.80	$35.04	$31.82	$31.97
Value at end of period	$66.62	$55.99	$39.74	$33.29	$32.32	$31.25	$24.80	$35.04	$31.82
Number of accumulation units outstanding at end of period	94	0	176	778	2,249	303	828	882	804
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.54	$14.52	$13.30	$14.35	$12.90	$10.03	$13.98	$12.87	$11.72	$11.28
Value at end of period	$19.15	$18.54	$14.52	$13.30	$14.35	$12.90	$10.03	$13.98	$12.87	$11.72
Number of accumulation units outstanding at end of period	0	0	114	0	0	0	0	0	0	38
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.17	$12.72	$11.62	$12.31
Value at end of period	$18.14	$17.17	$12.72	$11.62
Number of accumulation units outstanding at end of period	659	460	0	1,711
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$18.10	$14.06	$12.43	$13.10	$10.56	$8.43	$14.09	$14.19	$13.22
Value at end of period	$19.96	$18.10	$14.06	$12.43	$13.10	$10.56	$8.43	$14.09	$14.19
Number of accumulation units outstanding at end of period	0	0	0	0	13,165	0	11,032	0	8,943
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
Value at beginning of period	$25.37	$19.20	$17.58	$18.65	$14.95	$11.66	$17.11	$15.68	$13.18	$11.78
Value at end of period	$25.54	$25.37	$19.20	$17.58	$18.65	$14.95	$11.66	$17.11	$15.68	$13.18
Number of accumulation units outstanding at end of period	216	2,194	5,105	4,605	5,010	153	4,045	4,048	16,208	5,908
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.77	$16.59	$13.92	$15.27	$13.73	$10.12	$16.50	$14.41	$12.19	$11.13
Value at end of period	$21.15	$20.77	$16.59	$13.92	$15.27	$13.73	$10.12	$16.50	$14.41	$12.19
Number of accumulation units outstanding at end of period	3,700	3,320	358	4,525	0	8,823	152	86	10,424	2,053
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.53	$11.37	$10.13	$10.41	$9.65	$6.81	$12.73	$11.33	$10.66	$10.28
Value at end of period	$16.51	$14.53	$11.37	$10.13	$10.41	$9.65	$6.81	$12.73	$11.33	$10.66
Number of accumulation units outstanding at end of period	7	7	7	7	0	0	0	0	0	12,987
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$35.50	$33.16	$27.77	$34.31	$27.35	$15.23	$29.66	$22.43	$18.13	$13.23
Value at end of period	$33.39	$35.50	$33.16	$27.77	$34.31	$27.35	$15.23	$29.66	$22.43	$18.13
Number of accumulation units outstanding at end of period	2,729	0	5,192	6,285	6,245	3,365	9,218	11,295	17,828	29,430

CFI 173

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$5.92	$11.48	$12.79	$15.33
Value at end of period	$4.95	$5.92	$11.48	$12.79
Number of accumulation units outstanding at end of period	0	0	0	85
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during April 2011)
Value at beginning of period	$10.96	$11.57	$10.57	$10.93
Value at end of period	$10.86	$10.96	$11.57	$10.57
Number of accumulation units outstanding at end of period	0	0	0	3,339
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.17	$13.19	$12.00	$12.37	$11.19	$9.33	$13.63	$12.61	$11.52	$11.03
Value at end of period	$16.18	$15.17	$13.19	$12.00	$12.37	$11.19	$9.33	$13.63	$12.61	$11.52
Number of accumulation units outstanding at end of period	0	0	0	3	0	0	0	0	7,743	6,495
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.63	$15.20	$14.15	$12.83	$12.02	$10.28	$11.56
Value at end of period	$13.88	$13.63	$15.20	$14.15	$12.83	$12.02	$10.28
Number of accumulation units outstanding at end of period	2,474	2,230	2,975	0	0	0	53
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$8.35	$8.64	$8.14
Value at end of period	$7.21	$8.35	$8.64
Number of accumulation units outstanding at end of period	0	0	223
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.23	$15.53	$13.67	$14.08	$12.12	$7.57	$12.16	$11.51	$10.54	$10.37
Value at end of period	$17.00	$17.23	$15.53	$13.67	$14.08	$12.12	$7.57	$12.16	$11.51	$10.54
Number of accumulation units outstanding at end of period	1,458	509	605	5,471	7,360	11,399	7,369	4,068	15,438	14,200
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$12.07	$12.07
Value at end of period	$12.48	$12.07
Number of accumulation units outstanding at end of period	642	392
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during February 2005)
Value at beginning of period	$22.11	$17.06	$14.48	$15.45	$13.47	$9.32	$14.44	$14.57	$12.30	$11.31
Value at end of period	$24.10	$22.11	$17.06	$14.48	$15.45	$13.47	$9.32	$14.44	$14.57	$12.30
Number of accumulation units outstanding at end of period	0	0	53	509	0	322	162	143	0	11,378
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.87
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	4,371
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.36	$14.61	$12.47	$14.46	$13.49	$9.12	$17.12	$14.78	$12.47	$12.23
Value at end of period	$16.18	$18.36	$14.61	$12.47	$14.46	$13.49	$9.12	$17.12	$14.78	$12.47
Number of accumulation units outstanding at end of period	147	166	163	1,709	8,124	0	6,446	0	0
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$19.06	$14.43	$12.13	$12.91	$11.65	$8.77	$14.58	$13.32	$12.16	$10.79
Value at end of period	$20.56	$19.06	$14.43	$12.13	$12.91	$11.65	$8.77	$14.58	$13.32	$12.16
Number of accumulation units outstanding at end of period	13,917	12,698	24,241	37,095	67,735	57,925	38,414	30,972	39,887	18,984

CFI 174

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$17.42	$14.94	$13.52	$12.98	$11.75	$9.57	$13.65	$13.33	$11.23	$11.01
Value at end of period	$18.62	$17.42	$14.94	$13.52	$12.98	$11.75	$9.57	$13.65	$13.33	$11.23
Number of accumulation units outstanding at end of period	11,467	5,142	5,079	15,736	4,331	12,830	11,935	13,239	0	5,704
VICTORY SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2013)
Value at beginning of period	$18.26	$14.86
Value at end of period	$19.19	$18.26
Number of accumulation units outstanding at end of period	839	57
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.38	$14.80	$13.86	$13.56	$12.73	$11.42	$11.56	$10.67	$10.36	$10.30
Value at end of period	$14.98	$14.38	$14.80	$13.86	$13.56	$12.73	$11.42	$11.56	$10.67	$10.36
Number of accumulation units outstanding at end of period	30,708	20,857	37,743	48,957	45,857	25,393	40,172	20,424	9,806	15,132
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.72	$12.77	$11.38	$11.68	$10.36	$8.80	$11.68
Value at end of period	$15.45	$14.72	$12.77	$11.38	$11.68	$10.36	$8.80
Number of accumulation units outstanding at end of period	1,121	1,126	1,258	1,530	2,058	2,160	8,397
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.40	$17.33	$14.90	$15.11	$13.56	$11.73
Value at end of period	$24.35	$22.40	$17.33	$14.90	$15.11	$13.56
Number of accumulation units outstanding at end of period	1,002	0	37	30	860	75
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.29	$12.97	$12.17	$12.09
Value at end of period	$12.18	$12.29	$12.97	$12.17
Number of accumulation units outstanding at end of period	0	0	3	717
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.38	$12.80	$13.32	$15.17
Value at end of period	$12.55	$14.38	$12.80	$13.32
Number of accumulation units outstanding at end of period	0	0	0	765
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.55	$13.94	$13.69	$12.87	$12.24	$11.77	$11.13	$10.63	$10.29	$10.24
Value at end of period	$14.07	$13.55	$13.94	$13.69	$12.87	$12.24	$11.77	$11.13	$10.63	$10.29
Number of accumulation units outstanding at end of period	2,123	795	1,928	9,890	35	29,347	4,508	3,094	782	3,736
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.19	$15.67	$13.72	$13.94	$12.38	$11.25
Value at end of period	$22.06	$20.19	$15.67	$13.72	$13.94	$12.38
Number of accumulation units outstanding at end of period	734	0	1,361	206	2,259	1,977
VOYA GROWTH OPPORTUNITIES FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.82
Value at end of period	$19.88
Number of accumulation units outstanding at end of period	5,037
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.77	$16.05	$14.23	$13.85
Value at end of period	$16.78	$16.77	$16.05	$14.23
Number of accumulation units outstanding at end of period	2,209	1,748	0	13,928

CFI 175

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$16.07	$12.26	$10.87	$11.03	$9.81	$8.08	$13.05	$12.60	$11.15	$10.73
Value at end of period	$18.05	$16.07	$12.26	$10.87	$11.03	$9.81	$8.08	$13.05	$12.60	$11.15
Number of accumulation units outstanding at end of period	4,641	6,907	7,471	14,340	20,670	28,314	21,105	9,724	9,139	2,594
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.01	$15.08	$12.99	$13.33	$11.09	$8.53	$13.86	$13.33	$12.35	$11.27
Value at end of period	$21.61	$20.01	$15.08	$12.99	$13.33	$11.09	$8.53	$13.86	$13.33	$12.35
Number of accumulation units outstanding at end of period	2,563	3,006	2,568	4,186	4,002	8,358	5,038	5,095	1,285	970
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.27	$13.69	$12.36	$12.62	$10.42	$8.46	$12.92	$13.98	$12.45	$12.37
Value at end of period	$20.03	$19.27	$13.69	$12.36	$12.62	$10.42	$8.46	$12.92	$13.98	$12.45
Number of accumulation units outstanding at end of period	509	257	258	1,484	1,897	2,674	1,075	2,493	3,792	3,096
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.00	$11.98	$11.85
Value at end of period	$13.59	$13.00	$11.98
Number of accumulation units outstanding at end of period	3,053	1,236	1,059
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.53
Value at end of period	$15.11
Number of accumulation units outstanding at end of period	13
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.38
Value at end of period	$16.08
Number of accumulation units outstanding at end of period	596
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2014)
Value at beginning of period	$15.39
Value at end of period	$16.61
Number of accumulation units outstanding at end of period	3,558
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.29
Value at end of period	$16.10
Number of accumulation units outstanding at end of period	1,055
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.37
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	27
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.68	$13.92	$12.91	$12.11	$11.15	$9.98	$11.20	$10.70	$10.41	$10.39
Value at end of period	$14.42	$13.68	$13.92	$12.91	$12.11	$11.15	$9.98	$11.20	$10.70	$10.41
Number of accumulation units outstanding at end of period	399	399	410	3,007	29,735	9,979	305	0	8,902	5,862
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.61	$13.81	$12.79	$12.06	$11.13	$10.11	$11.20	$10.70	$10.42	$10.25
Value at end of period	$14.32	$13.61	$13.81	$12.79	$12.06	$11.13	$10.11	$11.20	$10.70	$10.42
Number of accumulation units outstanding at end of period	18,506	2,741	539	14,817	502	12,928	2,716	2,792	1,338	331

CFI 176

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.71	$8.09	$6.90	$7.96	$7.47	$5.40
Value at end of period	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	147	0	0	0	0	111
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.52	$12.93	$10.95	$13.01	$12.82	$10.18	$17.96	$16.00	$12.48	$11.30
Value at end of period	$14.60	$15.52	$12.93	$10.95	$13.01	$12.82	$10.18	$17.96	$16.00	$12.48
Number of accumulation units outstanding at end of period	0	0	72	840	0	977	990	847	3,349	794
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.33	$9.55	$8.44	$8.26	$7.01	$6.31	$9.15	$9.33
Value at end of period	$13.39	$12.33	$9.55	$8.44	$8.26	$7.01	$6.31	$9.15
Number of accumulation units outstanding at end of period	15,558	17,769	8,771	7,507	0	0	260	169
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.17	$10.19
Value at end of period	$13.10	$12.17
Number of accumulation units outstanding at end of period	2,047	1,597
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.22	$10.37	$10.52	$10.68	$10.81	$10.94	$10.93
Value at end of period	$10.06	$10.22	$10.37	$10.52	$10.68	$10.81	$10.94
Number of accumulation units outstanding at end of period	0	0	7	2,398	0	950	942
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$20.53	$16.14	$15.41
Value at end of period	$19.08	$20.53	$16.14
Number of accumulation units outstanding at end of period	1,465	227	228
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.59	$10.55	$9.67	$10.25	$8.94	$6.81
Value at end of period	$15.47	$13.59	$10.55	$9.67	$10.25	$8.94
Number of accumulation units outstanding at end of period	0	0	0	0	754	5,432
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.55	$10.51	$9.64	$10.21	$8.91	$6.85
Value at end of period	$15.41	$13.55	$10.51	$9.64	$10.21	$8.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	184
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.32	$20.17	$17.67	$16.32	$12.94	$10.08	$15.70	$19.00	$14.11	$13.48
Value at end of period	$26.18	$20.32	$20.17	$17.67	$16.32	$12.94	$10.08	$15.70	$19.00	$14.11
Number of accumulation units outstanding at end of period	2,001	1,135	1,670	5,005	4,842	7,282	4,032	2,447	15,851	8,697
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.60	$10.43	$10.33
Value at end of period	$15.16	$13.60	$10.43
Number of accumulation units outstanding at end of period	574	221	205

CFI 177

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$15.03	$11.34	$9.81	$10.12	$8.19	$5.90
Value at end of period	$16.73	$15.03	$11.34	$9.81	$10.12	$8.19
Number of accumulation units outstanding at end of period	1,172	341	0	0	0	2,816
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$16.17	$11.80	$10.29	$10.85	$8.69	$6.57
Value at end of period	$16.75	$16.17	$11.80	$10.29	$10.85	$8.69
Number of accumulation units outstanding at end of period	39	0	0	0	0	42
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$26.24	$19.09	$16.78	$16.64
Value at end of period	$27.38	$26.24	$19.09	$16.78
Number of accumulation units outstanding at end of period	165	2	0	1,267
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2005)
Value at beginning of period	$23.14	$16.97	$14.97	$15.50	$12.59	$9.97	$14.60	$13.93	$12.05	$11.44
Value at end of period	$24.41	$23.14	$16.97	$14.97	$15.50	$12.59	$9.97	$14.60	$13.93	$12.05
Number of accumulation units outstanding at end of period	0	0	2	926	0	158	111	42	0	34
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.21	$12.24	$11.12	$11.32	$10.79
Value at end of period	$13.81	$13.21	$12.24	$11.12	$11.32
Number of accumulation units outstanding at end of period	26,901	28,437	32,906	86,262	40,512
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.56	$12.67	$11.29	$11.79	$11.05
Value at end of period	$15.19	$14.56	$12.67	$11.29	$11.79
Number of accumulation units outstanding at end of period	78,297	85,218	91,845	113,861	102,087
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.30	$12.86	$11.30	$11.99	$11.20
Value at end of period	$15.98	$15.30	$12.86	$11.30	$11.99
Number of accumulation units outstanding at end of period	53,538	51,551	71,016	88,192	68,623
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.81	$12.95	$11.34	$12.11	$11.26
Value at end of period	$16.57	$15.81	$12.95	$11.34	$12.11
Number of accumulation units outstanding at end of period	63,437	49,292	65,264	90,907	65,046
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.08	$12.35	$10.82	$11.77
Value at end of period	$15.84	$15.08	$12.35	$10.82
Number of accumulation units outstanding at end of period	3,571	1,724	870	268
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.50	$11.82	$10.89	$10.97	$10.50
Value at end of period	$13.07	$12.50	$11.82	$10.89	$10.97
Number of accumulation units outstanding at end of period	138	2,715	17,302	28,346	32,230

CFI 178

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.48	$13.06	$11.76	$11.69	$10.65	$9.14	$12.09	$11.56	$10.79	$10.40
Value at end of period	$15.26	$14.48	$13.06	$11.76	$11.69	$10.65	$9.14	$12.09	$11.56	$10.79
Number of accumulation units outstanding at end of period	3,096	445	19,455	25,017	17,735	2,159	22,668	22,110	22,353	10,758
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.30	$12.65	$11.13	$11.59	$10.37	$8.38	$13.25	$12.76	$11.41	$10.55
Value at end of period	$16.12	$15.30	$12.65	$11.13	$11.59	$10.37	$8.38	$13.25	$12.76	$11.41
Number of accumulation units outstanding at end of period	3,927	14	19,226	29,372	34,752	15,994	35,346	29,104	35,524	21,242
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.81	$12.85	$11.44	$11.64	$10.51	$8.73	$12.70	$12.18	$11.08	$10.49
Value at end of period	$15.62	$14.81	$12.85	$11.44	$11.64	$10.51	$8.73	$12.70	$12.18	$11.08
Number of accumulation units outstanding at end of period	10,185	539	4,891	11,170	15,703	4,004	23,620	25,526	18,042	30,618
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.68	$12.14	$11.83	$11.18	$10.66	$10.61
Value at end of period	$12.20	$11.68	$12.14	$11.83	$11.18	$10.66
Number of accumulation units outstanding at end of period	7,059	5,492	0	0	0	3,131
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$23.22	$17.85	$15.50	$16.16	$13.38	$9.96	$12.84
Value at end of period	$25.85	$23.22	$17.85	$15.50	$16.16	$13.38	$9.96
Number of accumulation units outstanding at end of period	0	0	0	0	9,179	0	7,245
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$24.88	$18.10	$15.28	$15.10	$12.05	$9.00	$15.48	$14.74	$12.92	$11.99
Value at end of period	$25.70	$24.88	$18.10	$15.28	$15.10	$12.05	$9.00	$15.48	$14.74	$12.92
Number of accumulation units outstanding at end of period	4,825	2,375	8,661	10,864	14,055	5,485	17,765	11,800	2,492	1,475
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.97	$12.84	$11.24	$10.38	$8.20	$6.10	$10.03	$10.35
Value at end of period	$16.65	$12.97	$12.84	$11.24	$10.38	$8.20	$6.10	$10.03
Number of accumulation units outstanding at end of period	0	0	0	1,153	0	0	0	262
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$15.12	$11.33	$10.20	$10.81	$9.74	$7.43
Value at end of period	$16.89	$15.12	$11.33	$10.20	$10.81	$9.74
Number of accumulation units outstanding at end of period	0	0	0	739	0	819
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28	$10.91
Value at end of period	$16.02	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,000
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.02	$15.62	$13.77	$15.62	$12.30	$8.93	$14.83	$13.44
Value at end of period	$22.05	$21.02	$15.62	$13.77	$15.62	$12.30	$8.93	$14.83
Number of accumulation units outstanding at end of period	4,486	3,024	3,660	8,710	4,429	5,636	4,131	7,672

CFI 179

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.74	$13.27	$11.30	$11.66	$10.23	$8.04	$12.78	$13.21	$11.51	$11.11
Value at end of period	$19.17	$17.74	$13.27	$11.30	$11.66	$10.23	$8.04	$12.78	$13.21	$11.51
Number of accumulation units outstanding at end of period	1,074	7	4,457	5,753	12,323	772	3,959	3,500	2,484	3,311
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$13.56	$13.59
Value at end of period	$13.54	$13.56
Number of accumulation units outstanding at end of period	483	278
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$22.96	$17.63	$14.84	$14.72	$12.09	$9.72	$14.66	$14.47	$12.54	$11.82
Value at end of period	$26.13	$22.96	$17.63	$14.84	$14.72	$12.09	$9.72	$14.66	$14.47	$12.54
Number of accumulation units outstanding at end of period	4,235	2,232	5,824	8,240	6,046	3,466	8,891	8,090	5,232	3,893
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$20.75	$16.22
Value at end of period	$22.24	$20.75
Number of accumulation units outstanding at end of period	290	203
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.25	$14.54	$12.10	$13.33	$11.63	$8.44	$14.31	$13.60	$11.67	$9.88
Value at end of period	$18.44	$18.25	$14.54	$12.10	$13.33	$11.63	$8.44	$14.31	$13.60	$11.67
Number of accumulation units outstanding at end of period	6,872	4,970	1,871	6,084	3,674	7,638	9,681	6,919	3,932	3,199
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.70	$16.85	$14.70	$14.99	$12.75	$7.73	$10.64
Value at end of period	$18.53	$18.70	$16.85	$14.70	$14.99	$12.75	$7.73
Number of accumulation units outstanding at end of period	1,619	340	110	0	0	0	14
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94	$10.29
Value at end of period	$21.09	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	1,142	770	192	15,012	1,609	21,154	0	0	29,717	19,242
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$20.11	$16.12
Value at end of period	$22.22	$20.11
Number of accumulation units outstanding at end of period	7,339	6,901
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.97	$14.01	$12.08	$12.32	$10.84	$8.77	$13.79	$13.53	$11.48	$11.16
Value at end of period	$19.10	$17.97	$14.01	$12.08	$12.32	$10.84	$8.77	$13.79	$13.53	$11.48
Number of accumulation units outstanding at end of period	2,239	1,917	5	15,362	18,508	1,947	17,183	1,208	0	820
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$19.95	$14.50	$12.35	$12.64	$10.95	$7.76	$13.59	$12.53	$11.19	$10.50
Value at end of period	$21.41	$19.95	$14.50	$12.35	$12.64	$10.95	$7.76	$13.59	$12.53	$11.19
Number of accumulation units outstanding at end of period	2,205	1,866	66	1,818	0	1,553	1,472	1,308	0	1,318

CFI 180

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$12.77	$12.67
Value at end of period	$11.78	$12.77
Number of accumulation units outstanding at end of period	85	63
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.41	$15.77	$13.09	$14.01	$13.13	$10.01	$16.77	$17.05
Value at end of period	$19.65	$20.41	$15.77	$13.09	$14.01	$13.13	$10.01	$16.77
Number of accumulation units outstanding at end of period	0	0	1,139	1,428	1,832	1,624	2,831	2,459
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.59	$10.52	$8.73	$9.37	$8.78	$6.71	$9.38
Value at end of period	$13.07	$13.59	$10.52	$8.73	$9.37	$8.78	$6.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	36
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.61	$10.43	$8.68	$10.29	$8.34	$7.93
Value at end of period	$11.91	$12.61	$10.43	$8.68	$10.29	$8.34
Number of accumulation units outstanding at end of period	1,158	945	1,344	3,333	0	2,091
WANGER USA
(Funds were first received in this option during April 2011)
Value at beginning of period	$24.26	$18.36	$15.48	$17.26
Value at end of period	$25.12	$24.26	$18.36	$15.48
Number of accumulation units outstanding at end of period	0	0	0	703
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$17.26	$13.26	$11.95	$11.32	$10.12	$8.62	$13.05	$12.72	$10.93	$10.70
Value at end of period	$18.94	$17.26	$13.26	$11.95	$11.32	$10.12	$8.62	$13.05	$12.72	$10.93
Number of accumulation units outstanding at end of period	13,003	13,062	7,348	5,163	6,465	50,037	17,697	9,528	15,844	0
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.26	$15.59	$13.92	$14.40	$11.90	$9.28	$13.76	$15.16	$12.65	$12.49
Value at end of period	$22.54	$21.26	$15.59	$13.92	$14.40	$11.90	$9.28	$13.76	$15.16	$12.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	5,444	5,209

TABLE 22
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during April 2014)
Value at beginning of period	$17.97
Value at end of period	$20.24
Number of accumulation units outstanding at end of period	196
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during February 2005)
Value at beginning of period	$16.56	$12.49	$10.76	$10.32	$9.23	$7.73	$13.22	$12.68	$10.98	$10.73
Value at end of period	$17.80	$16.56	$12.49	$10.76	$10.32	$9.23	$7.73	$13.22	$12.68	$10.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,741	800	554	498	512

CFI 181

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2010)
Value at beginning of period	$25.02	$19.26	$17.68	$17.53	$13.75
Value at end of period	$25.11	$25.02	$19.26	$17.68	$17.53
Number of accumulation units outstanding at end of period	0	0	0	0	1,643
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2012)
Value at beginning of period	$18.09	$14.92	$14.22
Value at end of period	$20.36	$18.09	$14.92
Number of accumulation units outstanding at end of period	713	1,641	2,263
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.54	$14.48	$13.38	$13.30	$12.00	$11.93
Value at end of period	$19.97	$18.54	$14.48	$13.38	$13.30	$12.00
Number of accumulation units outstanding at end of period	147	147	229	229	215	284
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$16.81	$14.00	$12.43	$12.14	$10.89	$9.11	$12.43	$11.83	$10.73	$10.54
Value at end of period	$18.05	$16.81	$14.00	$12.43	$12.14	$10.89	$9.11	$12.43	$11.83	$10.73
Number of accumulation units outstanding at end of period	483	483	3,106	2,069	0	3,401	0	712	55	387
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.67	$13.03	$12.57
Value at end of period	$11.82	$11.67	$13.03
Number of accumulation units outstanding at end of period	4,526	0	2,827
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$20.17	$13.99	$11.89	$13.01	$11.03	$6.86	$11.75	$12.08	$11.04	$10.88
Value at end of period	$21.51	$20.17	$13.99	$11.89	$13.01	$11.03	$6.86	$11.75	$12.08	$11.04
Number of accumulation units outstanding at end of period	468	0	0	1,074	330	10	945	6,946	0	2,368
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.54	$12.99	$10.95	$12.53	$10.08	$6.26	$12.26	$12.65	$11.63	$11.68
Value at end of period	$20.28	$18.54	$12.99	$10.95	$12.53	$10.08	$6.26	$12.26	$12.65	$11.63
Number of accumulation units outstanding at end of period	2,534	0	2,701	779	0	0	538	1,221	3,772	3,957
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2012)
Value at beginning of period	$16.70	$13.59	$12.44
Value at end of period	$18.00	$16.70	$13.59
Number of accumulation units outstanding at end of period	797	1,473	10,018
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during April 2014)
Value at beginning of period	$23.37
Value at end of period	$23.87
Number of accumulation units outstanding at end of period	205
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.97	$14.58	$13.28
Value at end of period	$18.43	$17.97	$14.58
Number of accumulation units outstanding at end of period	2,545	1,691	1,410

CFI 182

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.00	$10.48	$9.11	$9.64	$7.94	$7.55
Value at end of period	$15.48	$14.00	$10.48	$9.11	$9.64	$7.94
Number of accumulation units outstanding at end of period	0	0	0	419	407	132
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.85	$16.02
Value at end of period	$20.73	$19.85
Number of accumulation units outstanding at end of period	223	177
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.44	$11.61	$10.84
Value at end of period	$14.23	$14.44	$11.61
Number of accumulation units outstanding at end of period	1,403	1,846	208
DODGE & COX STOCK FUND
(Funds were first received in this option during April 2014)
Value at beginning of period	$18.36
Value at end of period	$19.69
Number of accumulation units outstanding at end of period	833
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2013)
Value at beginning of period	$18.18	$15.00
Value at end of period	$19.91	$18.18
Number of accumulation units outstanding at end of period	433	248
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during April 2006)
Value at beginning of period	$20.03	$16.90	$14.37	$16.85	$15.61	$11.37	$19.39	$16.52	$14.77
Value at end of period	$19.25	$20.03	$16.90	$14.37	$16.85	$15.61	$11.37	$19.39	$16.52
Number of accumulation units outstanding at end of period	2,174	13,774	17,148	12,996	11,685	16,897	13,673	23,442	4,075
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.85	$16.11	$14.05	$14.62	$12.65	$9.46	$16.70	$14.41	$13.08	$11.35
Value at end of period	$23.01	$20.85	$16.11	$14.05	$14.62	$12.65	$9.46	$16.70	$14.41	$13.08
Number of accumulation units outstanding at end of period	4,820	13,926	19,343	16,901	10,192	5,387	13,269	12,229	23,560	15,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.07	$12.73	$11.01	$11.06	$9.74	$7.59	$13.44	$13.43	$11.80
Value at end of period	$17.22	$16.07	$12.73	$11.01	$11.06	$9.74	$7.59	$13.44	$13.43
Number of accumulation units outstanding at end of period	0	134	5,670	3,836	271	267	1,981	1,388	413
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.30	$12.13	$10.73	$11.20
Value at end of period	$17.88	$16.30	$12.13	$10.73
Number of accumulation units outstanding at end of period	0	0	457	221
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$22.01	$17.79	$15.90	$16.59	$15.12	$12.66	$17.51	$15.98	$13.15	$11.54
Value at end of period	$22.82	$22.01	$17.79	$15.90	$16.59	$15.12	$12.66	$17.51	$15.98	$13.15
Number of accumulation units outstanding at end of period	282	983	3,813	2,758	3,949	3,509	94	0	0	886
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.24	$17.27	$14.77	$15.54	$12.27	$9.62	$13.35
Value at end of period	$23.08	$23.24	$17.27	$14.77	$15.54	$12.27	$9.62
Number of accumulation units outstanding at end of period	40	4,267	4,809	4,239	719	575	4,006

CFI 183

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.91	$14.55	$13.30	$14.16	$11.16	$7.89	$13.91	$12.61	$12.57
Value at end of period	$21.15	$19.91	$14.55	$13.30	$14.16	$11.16	$7.89	$13.91	$12.61
Number of accumulation units outstanding at end of period	0	0	503	1,122	0	0	4,031	2,286	1,847
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.08	$10.08	$8.72	$9.02	$8.01	$7.96
Value at end of period	$14.05	$13.08	$10.08	$8.72	$9.02	$8.01
Number of accumulation units outstanding at end of period	8,318	2,107	2,457	2,251	3,697	1,959
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.14
Value at end of period	$19.14
Number of accumulation units outstanding at end of period	31
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2006)
Value at beginning of period	$55.76	$39.59	$33.18	$32.23	$31.18	$24.76	$35.00	$31.80	$31.16
Value at end of period	$66.30	$55.76	$39.59	$33.18	$32.23	$31.18	$24.76	$35.00	$31.80
Number of accumulation units outstanding at end of period	0	1,402	1,758	772	0	0	0	0	80
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.45	$14.45	$13.25	$14.30	$12.87	$12.74
Value at end of period	$19.05	$18.45	$14.45	$13.25	$14.30	$12.87
Number of accumulation units outstanding at end of period	0	0	358	99	140	82
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2012)
Value at beginning of period	$25.66	$18.01	$17.69
Value at end of period	$27.15	$25.66	$18.01
Number of accumulation units outstanding at end of period	0	1,238	2,080
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.02
Value at end of period	$12.56	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	46
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.81	$15.34	$15.28
Value at end of period	$24.28	$23.81	$15.34
Number of accumulation units outstanding at end of period	329	40	171
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
Value at beginning of period	$18.01	$14.00	$12.38	$13.05	$10.53	$8.41	$14.07	$14.17	$12.77	$11.95
Value at end of period	$19.85	$18.01	$14.00	$12.38	$13.05	$10.53	$8.41	$14.07	$14.17	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	7,063	2,747
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
Value at beginning of period	$25.24	$19.12	$17.51	$18.59	$14.91	$11.63	$17.08	$15.66	$13.17	$11.78
Value at end of period	$25.40	$25.24	$19.12	$17.51	$18.59	$14.91	$11.63	$17.08	$15.66	$13.17
Number of accumulation units outstanding at end of period	0	0	0	0	377	382	334	244	3,178	0
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.16	$14.14	$12.25	$12.25	$10.87	$7.84	$12.59	$11.44	$10.79	$10.28
Value at end of period	$20.00	$18.16	$14.14	$12.25	$12.25	$10.87	$7.84	$12.59	$11.44	$10.79
Number of accumulation units outstanding at end of period	0	1,291	0	0	0	0	0	0	0	9

CFI 184

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.12	$11.11	$10.17	$10.64	$8.80	$6.85	$11.37	$11.38
Value at end of period	$16.44	$15.12	$11.11	$10.17	$10.64	$8.80	$6.85	$11.37
Number of accumulation units outstanding at end of period	4	2,123	2,538	834	0	0	441	2,108
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during September 2007)
Value at beginning of period	$20.67	$16.52	$13.87	$15.22	$13.69	$10.09	$16.46	$15.45
Value at end of period	$21.03	$20.67	$16.52	$13.87	$15.22	$13.69	$10.09	$16.46
Number of accumulation units outstanding at end of period	83	1,856	4,958	1,641	247	0	4,178	1,036
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
Value at beginning of period	$14.45	$11.32	$10.09	$10.38	$9.63	$6.79	$12.71	$11.31	$10.65	$10.30
Value at end of period	$16.42	$14.45	$11.32	$10.09	$10.38	$9.63	$6.79	$12.71	$11.31	$10.65
Number of accumulation units outstanding at end of period	0	0	0	445	0	0	0	0	0	3,424
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during February 2005)
Value at beginning of period	$35.32	$33.01	$27.66	$34.20	$27.27	$15.19	$29.60	$22.39	$18.11	$13.20
Value at end of period	$33.21	$35.32	$33.01	$27.66	$34.20	$27.27	$15.19	$29.60	$22.39	$18.11
Number of accumulation units outstanding at end of period	2,084	1,639	2,615	2,355	183	215	532	1,500	9,254	6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during April 2013)
Value at beginning of period	$5.91	$9.17
Value at end of period	$4.94	$5.91
Number of accumulation units outstanding at end of period	339	73
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.94	$11.55	$11.39
Value at end of period	$10.84	$10.94	$11.55
Number of accumulation units outstanding at end of period	745	293	486
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.09	$13.13	$11.95	$12.33	$11.16	$9.31	$13.60	$12.59	$11.85
Value at end of period	$16.09	$15.09	$13.13	$11.95	$12.33	$11.16	$9.31	$13.60	$12.59
Number of accumulation units outstanding at end of period	2,554	3,497	917	3,335	0	0	472	0	21
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.58	$15.15	$14.11	$12.80	$12.00	$10.27	$9.99
Value at end of period	$13.82	$13.58	$15.15	$14.11	$12.80	$12.00	$10.27
Number of accumulation units outstanding at end of period	992	535	4,235	5,154	11,113	10,563	397
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.33	$8.61	$7.80	$10.33	$9.04	$7.18
Value at end of period	$7.18	$8.33	$8.61	$7.80	$10.33	$9.04
Number of accumulation units outstanding at end of period	0	0	0	0	396	966
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.15	$15.46	$13.62	$14.03	$12.08	$7.55	$12.14	$11.50	$10.76
Value at end of period	$16.91	$17.15	$15.46	$13.62	$14.03	$12.08	$7.55	$12.14	$11.50
Number of accumulation units outstanding at end of period	322	294	2,143	0	1,549	1,369	5,573	12,352	723
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.05	$12.02	$11.61
Value at end of period	$12.45	$12.05	$12.02
Number of accumulation units outstanding at end of period	3,142	0	216

CFI 185

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during April 2007)
Value at beginning of period	$22.00	$16.99	$14.43	$15.39	$13.43	$9.29	$14.42	$15.46
Value at end of period	$23.96	$22.00	$16.99	$14.43	$15.39	$13.43	$9.29	$14.42
Number of accumulation units outstanding at end of period	0	29	76	0	247	271	2,215	1,512
TEMPLETON FOREIGN FUND (CLASS A)
Value at beginning of period	$18.27	$14.55	$12.42	$14.41	$13.45	$9.10	$17.09	$14.76	$12.46	$11.40
Value at end of period	$16.09	$18.27	$14.55	$12.42	$14.41	$13.45	$9.10	$17.09	$14.76	$12.46
Number of accumulation units outstanding at end of period	961	1,521	1,106	0	105	87	1,194	811	1,216	1,124
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$18.97	$14.37	$12.08	$12.87	$11.62	$8.75	$14.56	$13.30	$12.15	$10.78
Value at end of period	$20.45	$18.97	$14.37	$12.08	$12.87	$11.62	$8.75	$14.56	$13.30	$12.15
Number of accumulation units outstanding at end of period	7,464	31,436	31,020	27,708	35,907	41,918	22,146	23,728	9,186	1,154
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.33	$14.87	$13.47	$12.94	$11.72	$9.54	$13.62	$13.31	$11.81
Value at end of period	$18.52	$17.33	$14.87	$13.47	$12.94	$11.72	$9.54	$13.62	$13.31
Number of accumulation units outstanding at end of period	2	5,940	10,694	6,384	159	1,918	1,743	21,197	96
THORNBURG INTERNATIONAL VALUE FUND (CLASS R4)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.86
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	448
VANGUARD® EQUITY INCOME PORTFOLIO
Value at beginning of period	$19.07	$14.91	$13.37	$12.32	$10.92	$9.51	$13.99	$13.61	$11.46	$11.19
Value at end of period	$20.90	$19.07	$14.91	$13.37	$12.32	$10.92	$9.51	$13.99	$13.61	$11.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	465
VICTORY SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.36
Value at end of period	$19.14
Number of accumulation units outstanding at end of period	323
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.31	$14.74	$13.81	$13.51	$12.69	$11.39	$11.53	$10.65	$10.35	$10.25
Value at end of period	$14.89	$14.31	$14.74	$13.81	$13.51	$12.69	$11.39	$11.53	$10.65	$10.35
Number of accumulation units outstanding at end of period	2,922	9,429	10,266	3,992	5,920	9,983	781	9,851	603	627
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.65	$12.72	$11.34	$11.64	$10.33	$8.78	$11.65
Value at end of period	$15.36	$14.65	$12.72	$11.34	$11.64	$10.33	$8.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	10,371
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.35	$17.29	$14.88	$15.90
Value at end of period	$24.28	$22.35	$17.29	$14.88
Number of accumulation units outstanding at end of period	0	32	607	317
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.25	$12.93	$12.14	$11.85	$10.36	$8.63	$10.42
Value at end of period	$12.14	$12.25	$12.93	$12.14	$11.85	$10.36	$8.63
Number of accumulation units outstanding at end of period	119	0	0	2,911	0	0	1,772

CFI 186

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.21
Value at end of period	$21.15
Number of accumulation units outstanding at end of period	805
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$13.48	$13.88	$13.63	$12.82	$12.20	$11.74	$11.11	$10.61	$10.28	$10.13
Value at end of period	$14.00	$13.48	$13.88	$13.63	$12.82	$12.20	$11.74	$11.11	$10.61	$10.28
Number of accumulation units outstanding at end of period	191	901	1,008	1,484	2,365	0	0	1,342	824	0
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$20.15	$15.64	$13.70	$13.52
Value at end of period	$22.00	$20.15	$15.64	$13.70
Number of accumulation units outstanding at end of period	0	0	0	443
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.70	$16.00	$14.19	$13.75	$12.17	$9.76
Value at end of period	$16.70	$16.70	$16.00	$14.19	$13.75	$12.17
Number of accumulation units outstanding at end of period	2,904	2,560	2,800	62	3,428	3,004
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.99	$12.21	$10.82	$10.99	$9.78	$8.06	$13.02	$13.59
Value at end of period	$17.95	$15.99	$12.21	$10.82	$10.99	$9.78	$8.06	$13.02
Number of accumulation units outstanding at end of period	381	181	1,509	946	649	0	2,869	281
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2005)
Value at beginning of period	$19.91	$15.01	$12.94	$13.28	$11.05	$8.51	$13.84	$13.31	$12.34	$11.12
Value at end of period	$21.50	$19.91	$15.01	$12.94	$13.28	$11.05	$8.51	$13.84	$13.31	$12.34
Number of accumulation units outstanding at end of period	53	65	911	1,163	159	160	3,455	698	20	182
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.17	$13.63	$12.31	$12.58	$10.39	$8.44	$12.90	$13.95	$13.73
Value at end of period	$19.92	$19.17	$13.63	$12.31	$12.58	$10.39	$8.44	$12.90	$13.95
Number of accumulation units outstanding at end of period	51	1,771	857	694	0	0	1,986	88	45
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.97	$11.96	$10.99	$11.03	$10.66
Value at end of period	$13.55	$12.97	$11.96	$10.99	$11.03
Number of accumulation units outstanding at end of period	2,092	1,615	0	1,414	2,755
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.43	$12.48	$11.17	$11.49	$10.93
Value at end of period	$15.07	$14.43	$12.48	$11.17	$11.49
Number of accumulation units outstanding at end of period	2,589	1,379	214	9,890	19,061
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.32	$12.72	$11.17	$11.69	$11.08
Value at end of period	$16.04	$15.32	$12.72	$11.17	$11.69
Number of accumulation units outstanding at end of period	1,719	1,408	0	9,647	14,267
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.81	$12.90	$11.27	$11.90	$11.22
Value at end of period	$16.57	$15.81	$12.90	$11.27	$11.90
Number of accumulation units outstanding at end of period	0	0	0	3,297	7,659

CFI 187

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2014)
Value at beginning of period	$15.95
Value at end of period	$16.06
Number of accumulation units outstanding at end of period	140
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.43	$11.67	$10.88	$10.73	$10.37
Value at end of period	$13.01	$12.43	$11.67	$10.88	$10.73
Number of accumulation units outstanding at end of period	7	7	0	3,789	3,638
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$13.61	$13.86	$12.86	$12.07	$11.12	$9.96	$11.18	$10.69	$10.40	$10.23
Value at end of period	$14.34	$13.61	$13.86	$12.86	$12.07	$11.12	$9.96	$11.18	$10.69	$10.40
Number of accumulation units outstanding at end of period	378	1,975	2,284	1,160	0	602	11,298	19,585	967	883
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.54	$13.75	$12.74	$12.02	$11.09	$10.08	$11.17	$10.69	$10.31
Value at end of period	$14.24	$13.54	$13.75	$12.74	$12.02	$11.09	$10.08	$11.17	$10.69
Number of accumulation units outstanding at end of period	686	2,692	9,392	2,627	1,999	2,476	0	2,728	2,955
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.68	$8.08	$6.89	$7.95	$7.56
Value at end of period	$8.99	$9.68	$8.08	$6.89	$7.95
Number of accumulation units outstanding at end of period	2,767	0	0	0	98
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.44	$12.87	$10.91	$12.96	$12.78	$10.16	$17.93	$16.69
Value at end of period	$14.52	$15.44	$12.87	$10.91	$12.96	$12.78	$10.16	$17.93
Number of accumulation units outstanding at end of period	1,449	5	480	565	0	674	605	970
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.38
Value at end of period	$17.39
Number of accumulation units outstanding at end of period	2,397
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.28	$9.52	$8.41	$8.24	$7.00	$6.30	$9.14	$9.32
Value at end of period	$13.33	$12.28	$9.52	$8.41	$8.24	$7.00	$6.30	$9.14
Number of accumulation units outstanding at end of period	1,265	6,041	5,469	4,426	3,323	3,375	524	4,115
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.26	$9.49	$8.40	$8.37
Value at end of period	$13.30	$12.26	$9.49	$8.40
Number of accumulation units outstanding at end of period	637	309	0	290
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.17	$10.18
Value at end of period	$13.08	$12.17
Number of accumulation units outstanding at end of period	2,943	2,483
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2013)
Value at beginning of period	$10.16	$10.28
Value at end of period	$10.01	$10.16
Number of accumulation units outstanding at end of period	0	33

CFI 188

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$20.43	$16.07	$13.51	$16.58	$13.45	$9.34	$19.60	$17.98	$16.40
Value at end of period	$18.98	$20.43	$16.07	$13.51	$16.58	$13.35	$9.34	$19.60	$17.98
Number of accumulation units outstanding at end of period	0	0	0	517	0	0	0	0	60
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.54	$10.51	$9.65	$10.22	$8.93	$8.73
Value at end of period	$15.40	$13.54	$10.51	$9.65	$10.22	$8.93
Number of accumulation units outstanding at end of period	0	146	107	116	80	45
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$20.22	$20.08	$17.60	$16.27	$12.90	$10.06	$15.67	$18.98	$14.09	$12.69
Value at end of period	$26.04	$20.22	$20.08	$17.60	$16.27	$12.90	$10.06	$15.67	$18.98	$14.09
Number of accumulation units outstanding at end of period	1,651	1,497	407	356	0	0	0	6,012	1,412	0
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$21.15	$16.23	$14.36	$13.96	$11.77
Value at end of period	$23.60	$21.15	$16.23	$14.36	$13.96
Number of accumulation units outstanding at end of period	0	0	0	0	84
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.56	$10.40	$9.12	$9.01	$8.13	$6.92
Value at end of period	$15.11	$13.56	$10.40	$9.12	$9.01	$8.13
Number of accumulation units outstanding at end of period	1,004	477	0	0	2,926	3,681
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.99	$11.31	$9.79	$10.11	$8.18	$6.15
Value at end of period	$16.67	$14.99	$11.31	$9.79	$10.11	$8.18
Number of accumulation units outstanding at end of period	278	2,430	0	103	144	231
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.12	$11.77	$10.28	$10.83	$8.68	$6.68
Value at end of period	$16.70	$16.12	$11.77	$10.28	$10.83	$8.68
Number of accumulation units outstanding at end of period	139	0	2,209	0	56	194
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$25.26
Value at end of period	$27.30
Number of accumulation units outstanding at end of period	333
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$23.03	$16.89	$14.91	$15.45	$12.55	$9.94	$14.57	$14.93
Value at end of period	$24.28	$23.03	$16.89	$14.91	$15.45	$12.55	$9.94	$14.57
Number of accumulation units outstanding at end of period	484	168	1,002	1,079	2,303	951	47	967
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.18	$12.22	$11.11	$11.32	$10.79
Value at end of period	$13.77	$13.18	$12.22	$11.11	$11.32
Number of accumulation units outstanding at end of period	3,535	7,483	22,546	12,981	10,406
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.53	$12.65	$11.28	$11.78	$11.05
Value at end of period	$15.16	$14.53	$12.65	$11.28	$11.78
Number of accumulation units outstanding at end of period	9,222	22,095	25,932	19,974	7,177

CFI 189

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.27	$12.84	$11.29	$11.98	$11.20
Value at end of period	$15.94	$15.27	$12.84	$11.29	$11.98
Number of accumulation units outstanding at end of period	5,392	10,752	42,193	7,540	4,297
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.78	$12.93	$11.33	$12.10	$11.26
Value at end of period	$16.53	$15.78	$12.93	$11.33	$12.10
Number of accumulation units outstanding at end of period	3,590	4,933	16,914	5,188	2,440
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.05	$12.33	$10.81	$12.14
Value at end of period	$15.81	$15.05	$12.33	$10.81
Number of accumulation units outstanding at end of period	2,018	1,448	464	499
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.48	$11.80	$10.88	$11.33
Value at end of period	$13.04	$12.48	$11.80	$10.88
Number of accumulation units outstanding at end of period	108	6	10,382	856
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$14.40	$13.00	$11.72	$11.65	$10.62	$9.12	$12.07	$11.55	$10.78	$10.51
Value at end of period	$15.18	$14.40	$13.00	$11.72	$11.65	$10.62	$9.12	$12.07	$11.55	$10.78
Number of accumulation units outstanding at end of period	33	2,607	2,254	3,060	6,431	3,510	687	23,177	1,241	1,656
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$15.23	$12.59	$11.08	$11.55	$10.34	$8.36	$13.23	$12.75	$11.40	$10.86
Value at end of period	$16.03	$15.23	$12.59	$11.08	$11.55	$10.34	$8.36	$13.23	$12.75	$11.40
Number of accumulation units outstanding at end of period	150	290	370	145	1,305	1,387	1,714	12,590	2,307	1,361
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.74	$12.79	$11.40	$11.60	$10.48	$8.71	$12.68	$12.16	$11.07	$10.70
Value at end of period	$15.54	$14.74	$12.79	$11.40	$11.60	$10.48	$8.71	$12.68	$12.16	$11.07
Number of accumulation units outstanding at end of period	22	3,427	1,963	160	6,855	15,321	5,294	15,602	3,947	6,816
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.65	$12.11	$11.81	$11.16	$10.90
Value at end of period	$12.16	$11.65	$12.11	$11.81	$11.16
Number of accumulation units outstanding at end of period	0	0	0	418	350
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$23.10	$17.77	$15.44	$16.11	$13.34	$9.94	$13.67	$14.23	$13.24
Value at end of period	$25.71	$23.10	$17.77	$15.44	$16.11	$13.34	$9.94	$13.67	$14.23
Number of accumulation units outstanding at end of period	1,177	1,364	1,037	0	165	480	365	295	200
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$24.76	$18.02	$15.22	$15.04	$12.02	$8.98	$15.45	$14.72	$14.21
Value at end of period	$25.56	$24.76	$18.02	$15.22	$15.04	$12.02	$8.98	$15.45	$14.72
Number of accumulation units outstanding at end of period	1,509	2,888	2,210	1,539	2,911	1,962	107	5,525	149
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.92	$12.80	$11.21	$10.35	$8.18	$6.09	$10.02	$10.34
Value at end of period	$16.58	$12.92	$12.80	$11.21	$10.35	$8.18	$6.09	$10.02
Number of accumulation units outstanding at end of period	0	0	749	0	322	0	0	8,182

CFI 190

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.05	$11.28	$10.16	$10.77	$9.71	$7.46	$12.40	$12.03	$10.89
Value at end of period	$16.80	$15.05	$11.28	$10.16	$10.77	$9.71	$7.46	$12.40	$12.03
Number of accumulation units outstanding at end of period	0	0	72	0	2,465	2,548	611	646	823
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$15.83
Value at end of period	$15.95
Number of accumulation units outstanding at end of period	25
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$20.93	$15.56	$13.72	$15.58	$12.27	$8.91	$14.81	$13.09	$12.63
Value at end of period	$21.95	$20.93	$15.56	$13.72	$15.58	$12.27	$8.91	$14.81	$13.09
Number of accumulation units outstanding at end of period	749	5,131	8,478	4,850	11,770	10,458	3,348	5,248	2,398
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$17.65	$13.21	$11.25	$11.62	$10.20	$8.02	$12.75	$13.19	$12.71
Value at end of period	$19.06	$17.65	$13.21	$11.25	$11.62	$10.20	$8.02	$12.75	$13.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	858	1,158	1,297	535
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.43
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	2,844
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.51	$14.50	$12.31	$15.24	$12.81	$7.56	$15.68	$15.75
Value at end of period	$13.48	$13.51	$14.50	$12.31	$15.24	$12.81	$7.56	$15.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4,884
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.84	$17.55	$14.78	$14.67	$12.05	$9.69	$14.63	$14.91
Value at end of period	$25.99	$22.84	$17.55	$14.78	$14.67	$12.05	$9.69	$14.63
Number of accumulation units outstanding at end of period	1,883	1,302	340	68	1,966	715	107	297
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$20.71	$16.84
Value at end of period	$22.18	$20.71
Number of accumulation units outstanding at end of period	0	1,226
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.17	$14.48	$12.05	$13.29	$11.60	$8.42	$14.29	$13.59	$11.67	$9.74
Value at end of period	$18.35	$18.17	$14.48	$12.05	$13.29	$11.60	$8.42	$14.29	$13.59	$11.67
Number of accumulation units outstanding at end of period	340	1,870	2,162	3,825	1,437	1,440	4,419	0	0	3,014
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.63	$16.80	$14.65	$14.95	$12.73	$7.72	$11.08	$10.57	$10.36
Value at end of period	$18.45	$18.63	$16.80	$14.65	$14.95	$12.73	$7.72	$11.08	$10.57
Number of accumulation units outstanding at end of period	588	420	927	859	306	1,064	367	290	219

CFI 191

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17	$12.80	$12.40	$11.29
Value at end of period	$20.99	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17	$12.80	$12.40
Number of accumulation units outstanding at end of period	1,146	4,235	7,408	4,488	2,146	2,291	0	1,803	415
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.11	$13.54	$11.78	$12.36	$9.72	$6.71	$10.81
Value at end of period	$20.04	$18.11	$13.54	$11.78	$12.36	$9.72	$6.71
Number of accumulation units outstanding at end of period	238	204	1,788	2,159	0	0	4,991
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.01	$15.00	$13.09	$14.26
Value at end of period	$22.10	$20.01	$15.00	$13.09
Number of accumulation units outstanding at end of period	0	0	46	42
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.88	$13.94	$12.03	$12.28	$10.81	$8.75	$13.76	$13.51	$11.47	$11.06
Value at end of period	$19.00	$17.88	$13.94	$12.03	$12.28	$10.81	$8.75	$13.76	$13.51	$11.47
Number of accumulation units outstanding at end of period	7,665	2,661	1,805	684	252	398	1,001	1,315	0	43
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$19.85	$14.44	$12.30	$12.60	$10.92	$7.74	$13.57	$12.51	$11.18	$10.43
Value at end of period	$21.30	$19.85	$14.44	$12.30	$12.60	$10.92	$7.74	$13.57	$12.51	$11.18
Number of accumulation units outstanding at end of period	2,165	240	957	673	787	1,077	251	831	0	896
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.96	$14.12	$12.03	$13.88	$12.34	$10.05
Value at end of period	$15.60	$15.96	$14.12	$12.03	$13.88	$12.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	18
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$12.77
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	378
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.33	$15.72	$13.05	$13.98	$13.10	$10.00	$16.76	$17.04
Value at end of period	$19.57	$20.33	$15.72	$13.05	$13.98	$13.10	$10.00	$16.76
Number of accumulation units outstanding at end of period	0	504	389	542	417	268	0	2,107
WANGER INTERNATIONAL
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.57	$10.40	$8.66	$10.27	$8.33	$8.27
Value at end of period	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33
Number of accumulation units outstanding at end of period	188	144	1,056	214	2,621	158
WANGER USA
(Funds were first received in this option during February 2013)
Value at beginning of period	$24.20	$19.70
Value at end of period	$25.05	$24.20
Number of accumulation units outstanding at end of period	465	354

CFI 192

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$17.18	$13.20	$11.90	$11.28	$10.09	$8.59	$13.03	$12.71	$10.92	$10.69
Value at end of period	$18.84	$17.18	$13.20	$11.90	$11.28	$10.09	$8.59	$13.03	$12.71	$10.92
Number of accumulation units outstanding at end of period	0	729	802	570	1,824	4,211	13,866	10,951	1,698	0
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.16	$15.52	$13.86	$14.30
Value at end of period	$22.42	$21.16	$15.52	$13.86
Number of accumulation units outstanding at end of period	0	0	778	1,763

TABLE 23
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.48	$12.43	$10.71	$10.28	$9.21	$7.71	$13.19	$13.59
Value at end of period	$17.70	$16.48	$12.43	$10.71	$10.28	$9.21	$7.71	$13.19
Number of accumulation units outstanding at end of period	0	0	0	205	205	0	1,979	1,038
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2010)
Value at beginning of period	$24.90	$19.18	$17.61	$17.47	$14.42
Value at end of period	$24.97	$24.90	$19.18	$17.61	$17.47
Number of accumulation units outstanding at end of period	0	0	0	3,158	1,800
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.05	$14.89	$13.57	$13.75
Value at end of period	$20.30	$18.05	$14.89	$13.57
Number of accumulation units outstanding at end of period	0	0	0	1,090
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$18.50	$14.45	$13.36	$13.29	$11.83
Value at end of period	$19.92	$18.50	$14.45	$13.36	$13.29
Number of accumulation units outstanding at end of period	574	493	738	1,430	261
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$16.73	$13.94	$12.38	$12.09	$10.85	$9.09	$12.41	$11.81	$10.72	$10.54
Value at end of period	$17.95	$16.73	$13.94	$12.38	$12.09	$10.85	$9.09	$12.41	$11.81	$10.72
Number of accumulation units outstanding at end of period	3,020	2,593	19,034	8,057	8,571	9,359	8,467	3,003	2,994	2,033
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.65	$13.00	$12.37	$11.37
Value at end of period	$11.79	$11.65	$13.00	$12.37
Number of accumulation units outstanding at end of period	833	578	706	8,888
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$20.07	$13.93	$11.84	$12.97	$11.00	$6.85	$11.72	$12.07	$10.61
Value at end of period	$21.40	$20.07	$13.93	$11.84	$12.97	$11.00	$6.85	$11.72	$12.07
Number of accumulation units outstanding at end of period	0	2,859	2,703	2,892	1,103	0	6,410	4,702	16

CFI 193

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2007)
Value at beginning of period	$18.45	$12.94	$10.91	$12.48	$10.05	$6.24	$12.24	$13.17
Value at end of period	$20.17	$18.45	$12.94	$10.91	$12.48	$10.05	$6.24	$12.24
Number of accumulation units outstanding at end of period	712	1,275	1,849	4,248	2,209	4,231	8,732	3,915
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$16.67	$13.57	$12.27	$12.03
Value at end of period	$17.96	$16.67	$13.57	$12.27
Number of accumulation units outstanding at end of period	0	0	0	457
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS R4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.23	$9.43	$8.31	$8.89	$7.74	$6.24
Value at end of period	$13.53	$12.23	$9.43	$8.31	$8.89	$7.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,188
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.96	$10.46	$9.10	$9.63	$8.00
Value at end of period	$15.43	$13.96	$10.46	$9.10	$9.63
Number of accumulation units outstanding at end of period	0	0	1,144	939	36
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$19.81	$15.08	$12.99	$14.17	$12.01
Value at end of period	$20.67	$19.81	$15.08	$12.99	$14.17
Number of accumulation units outstanding at end of period	0	0	0	104	249
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.13	$14.21	$12.44	$13.20	$11.04
Value at end of period	$19.86	$18.13	$14.21	$12.44	$13.20
Number of accumulation units outstanding at end of period	0	0	0	0	13
EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$19.93	$16.83	$14.31	$16.79	$15.57	$11.35	$19.35	$16.50	$13.74	$11.51
Value at end of period	$19.14	$19.93	$16.83	$14.31	$16.79	$15.57	$11.35	$19.35	$16.50	$13.74
Number of accumulation units outstanding at end of period	1,295	3,715	11,085	12,364	4,512	23,796	23,618	8,913	2,320	0
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.75	$16.04	$13.99	$14.57	$12.62	$9.44	$16.67	$14.39	$13.07	$11.20
Value at end of period	$22.88	$20.75	$16.04	$13.99	$14.57	$12.62	$9.44	$16.67	$14.39	$13.07
Number of accumulation units outstanding at end of period	922	14,417	27,283	33,454	24,192	17,606	37,909	13,428	4,233	4,332
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.99	$12.67	$10.96	$11.02	$9.72	$7.57	$13.41	$13.41	$11.32	$10.70
Value at end of period	$17.13	$15.99	$12.67	$10.96	$11.02	$9.72	$7.57	$13.41	$13.41	$11.32
Number of accumulation units outstanding at end of period	398	4,886	4,332	9,958	5,672	2,526	8,301	32	123	484
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2008)
Value at beginning of period	$16.22	$12.08	$10.69	$10.83	$8.85	$7.00	$7.00
Value at end of period	$17.78	$16.22	$12.08	$10.69	$10.83	$8.85	$7.00
Number of accumulation units outstanding at end of period	0	0	0	110	23	0	1,868
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during July 2006)
Value at beginning of period	$21.90	$17.71	$15.83	$16.53	$15.08	$12.63	$17.48	$15.95	$13.95
Value at end of period	$22.69	$21.90	$17.71	$15.83	$16.53	$15.08	$12.63	$17.48	$15.95
Number of accumulation units outstanding at end of period	41	98	91	1,707	1,411	1,938	3,778	828	213

CFI 194

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.12	$17.19	$14.71	$15.49	$12.24	$9.60	$14.52	$15.07	$13.05	$11.93
Value at end of period	$22.95	$23.12	$17.19	$14.71	$15.49	$12.24	$9.60	$14.52	$15.07	$13.05
Number of accumulation units outstanding at end of period	87	1,605	2,152	2,333	1,020	808	3,548	640	426	272
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
Value at beginning of period	$19.81	$14.48	$13.25	$14.11	$11.13	$7.88	$13.88	$12.59	$11.86	$10.87
Value at end of period	$21.03	$19.81	$14.48	$13.25	$14.11	$11.13	$7.88	$13.88	$12.59	$11.86
Number of accumulation units outstanding at end of period	0	0	3,767	3,394	3,746	2,953	3,809	0	1,085	0
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.04	$10.06	$8.71	$9.00	$8.01	$6.48
Value at end of period	$14.00	$13.04	$10.06	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	4,999	4,828	5,202	6,871	1,808	485
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$55.52	$39.44	$33.07	$32.14	$31.11	$24.72	$34.95	$31.77	$29.69
Value at end of period	$65.99	$55.52	$39.44	$33.07	$32.14	$31.11	$24.72	$34.95	$31.77
Number of accumulation units outstanding at end of period	0	92	93	88	0	1,321	902	0	2
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.36	$14.39	$13.20	$14.26	$12.83	$11.97
Value at end of period	$18.95	$18.36	$14.39	$13.20	$14.26	$12.83
Number of accumulation units outstanding at end of period	18	1,011	910	1,210	2,284	1,380
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.05
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	363
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during September 2014)
Value at beginning of period	$23.57
Value at end of period	$24.22
Number of accumulation units outstanding at end of period	40
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
Value at beginning of period	$17.92	$13.93	$12.33	$13.00	$10.49	$8.39	$14.04	$14.15	$12.76	$11.95
Value at end of period	$19.75	$17.92	$13.93	$12.33	$13.00	$10.49	$8.39	$14.04	$14.15	$12.76
Number of accumulation units outstanding at end of period	82	109	1,319	2,984	1,355	132	7,708	6,272	5,341	1,225
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$25.12	$19.03	$17.44	$18.52	$14.86	$11.60	$17.05	$15.64	$13.16	$11.34
Value at end of period	$25.26	$25.12	$19.03	$17.44	$18.52	$14.86	$11.60	$17.05	$15.64	$13.16
Number of accumulation units outstanding at end of period	0	9,154	10,382	9,219	8,430	291	645	683	954	1,204
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during October 2011)
Value at beginning of period	$18.07	$14.08	$12.20	$12.57
Value at end of period	$19.89	$18.07	$14.08	$12.20
Number of accumulation units outstanding at end of period	363	0	287	546
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during December 2008)
Value at beginning of period	$15.06	$11.08	$10.14	$10.61	$8.79	$6.84	$6.84
Value at end of period	$16.37	$15.06	$11.08	$10.14	$10.61	$8.79	$6.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	123

CFI 195

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.56	$16.45	$13.81	$15.17	$13.65	$10.07	$16.43	$14.37	$12.16	$10.83
Value at end of period	$20.92	$20.56	$16.45	$13.81	$15.17	$13.65	$10.07	$16.43	$14.37	$12.16
Number of accumulation units outstanding at end of period	1,351	781	4,156	3,884	3,067	799	285	501	967	1,459
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.38	$11.27	$10.05	$10.34	$9.60	$6.77	$12.68	$13.10
Value at end of period	$16.34	$14.38	$11.27	$10.05	$10.34	$9.60	$6.77	$12.68
Number of accumulation units outstanding at end of period	0	0	1,014	1,006	1,178	675	13,185	8,539
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$35.15	$32.86	$27.55	$34.08	$27.19	$15.16	$29.54	$22.36	$18.10	$13.31
Value at end of period	$33.03	$35.15	$32.86	$27.55	$34.08	$27.19	$15.16	$29.54	$22.36	$18.10
Number of accumulation units outstanding at end of period	2,213	3,633	4,213	4,019	843	905	1,302	789	836	1,571
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.16
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	1,248
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.02	$13.08	$11.90	$12.28	$11.12	$9.29	$13.58	$12.57	$11.50	$10.95
Value at end of period	$16.01	$15.02	$13.08	$11.90	$12.28	$11.12	$9.29	$13.58	$12.57	$11.50
Number of accumulation units outstanding at end of period	37	99	578	1,417	817	901	451	434	1,290	1,386
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.52	$15.10	$14.07	$12.77	$11.98	$10.26	$11.18	$11.01
Value at end of period	$13.76	$13.52	$15.10	$14.07	$12.77	$11.98	$10.26	$11.18
Number of accumulation units outstanding at end of period	0	0	0	0	398	0	1,772	5
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.30	$8.59	$7.78	$10.31	$9.02	$6.64
Value at end of period	$7.15	$8.30	$8.59	$7.78	$10.31	$9.02
Number of accumulation units outstanding at end of period	172	0	0	221	64	32
PIONEER HIGH YIELD FUND (CLASS A)
Value at beginning of period	$17.06	$15.39	$13.56	$13.98	$12.05	$7.53	$12.11	$11.48	$10.52	$10.41
Value at end of period	$16.82	$17.06	$15.39	$13.56	$13.98	$12.05	$7.53	$12.11	$11.48	$10.52
Number of accumulation units outstanding at end of period	259	2,696	2,306	4,819	3,704	2,405	1,191	557	4,672	404
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.90	$16.91	$14.37	$15.34	$13.39	$12.19
Value at end of period	$23.83	$21.90	$16.91	$14.37	$15.34	$13.39
Number of accumulation units outstanding at end of period	0	605	775	421	368	374
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.18	$14.48	$12.38	$14.36	$13.41	$12.90
Value at end of period	$16.01	$18.18	$14.48	$12.38	$14.36	$13.41
Number of accumulation units outstanding at end of period	0	2,364	4,404	3,039	3,834	2,533
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$18.88	$14.30	$12.03	$12.83	$11.58	$8.73	$14.53	$13.28	$12.14	$10.78
Value at end of period	$20.34	$18.88	$14.30	$12.03	$12.83	$11.58	$8.73	$14.53	$13.28	$12.14
Number of accumulation units outstanding at end of period	2,159	9,544	27,272	34,010	20,645	38,983	56,800	26,581	9,182	2,181

CFI 196

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during July 2006)
Value at beginning of period	$17.24	$14.80	$13.42	$12.89	$11.68	$9.52	$13.59	$13.29	$11.92
Value at end of period	$18.42	$17.24	$14.80	$13.42	$12.89	$11.68	$9.52	$13.59	$13.29
Number of accumulation units outstanding at end of period	323	2,307	6,850	3,316	0	0	6,607	0	34
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$18.98	$14.84	$13.32	$12.28	$10.89	$9.49	$13.97	$14.58
Value at end of period	$20.79	$18.98	$14.84	$13.32	$12.28	$10.89	$9.49	$13.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,951	1,143
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.24	$14.67	$13.75	$13.47	$12.66	$11.36	$11.51	$10.64	$10.34	$10.24
Value at end of period	$14.81	$14.24	$14.67	$13.75	$13.47	$12.66	$11.36	$11.51	$10.64	$10.34
Number of accumulation units outstanding at end of period	3,112	11,626	15,464	28,476	14,970	14,758	12,641	5,304	3,056	3,809
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.58	$12.66	$11.29	$11.60	$10.30	$8.76	$12.35
Value at end of period	$15.28	$14.58	$12.66	$11.29	$11.60	$10.30	$8.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.29	$17.26	$14.86	$15.08	$13.55	$10.47
Value at end of period	$24.21	$22.29	$17.26	$14.86	$15.08	$13.55
Number of accumulation units outstanding at end of period	0	925	888	775	168	439
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.21	$12.89	$12.11	$11.83	$10.35	$9.09
Value at end of period	$12.09	$12.21	$12.89	$12.11	$11.83	$10.35
Number of accumulation units outstanding at end of period	1,063	3,039	5,015	4,506	4,788	2,501
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.31	$12.75	$13.28	$15.15
Value at end of period	$12.47	$14.31	$12.75	$13.28
Number of accumulation units outstanding at end of period	70	0	0	4,267
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.41	$13.82	$13.58	$12.78	$12.17	$11.72	$11.09	$10.59	$10.27	$10.13
Value at end of period	$13.92	$13.41	$13.82	$13.58	$12.78	$12.17	$11.72	$11.09	$10.59	$10.27
Number of accumulation units outstanding at end of period	0	6,398	9,032	11,490	10,246	6,869	2,606	0	0	166
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.10	$15.61	$13.68	$13.92	$12.37	$11.25
Value at end of period	$21.93	$20.10	$15.61	$13.68	$13.92	$12.37
Number of accumulation units outstanding at end of period	0	738	1,568	1,270	1,420	1,258
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$16.64	$15.94	$14.15	$13.71	$12.15	$8.23	$10.75	$10.72
Value at end of period	$16.63	$16.64	$15.94	$14.15	$13.71	$12.15	$8.23	$10.75
Number of accumulation units outstanding at end of period	0	0	1,376	921	0	0	18	1,369
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.91	$12.15	$10.78	$10.95	$9.76	$8.04	$12.99	$12.56	$11.13	$10.72
Value at end of period	$17.85	$15.91	$12.15	$10.78	$10.95	$9.76	$8.04	$12.99	$12.56	$11.13
Number of accumulation units outstanding at end of period	2	647	604	1,276	944	2,130	4,395	1,196	4,005	1,432

CFI 197

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.81	$14.94	$12.89	$13.23	$11.02	$8.49	$13.81	$13.29	$12.32	$11.26
Value at end of period	$21.38	$19.81	$14.94	$12.89	$13.23	$11.02	$8.49	$13.81	$13.29	$12.32
Number of accumulation units outstanding at end of period	0	1,602	3,012	3,261	2,011	684	1,343	116	884	640
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.08	$13.57	$12.26	$12.54	$10.36	$8.42	$12.87	$13.93	$12.43	$11.39
Value at end of period	$19.82	$19.08	$13.57	$12.26	$12.54	$10.36	$8.42	$12.87	$13.93	$12.43
Number of accumulation units outstanding at end of period	686	908	1,533	1,038	790	1,384	783	0	0	941
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.94	$11.95	$10.97	$11.02	$10.66
Value at end of period	$13.52	$12.94	$11.95	$10.97	$11.02
Number of accumulation units outstanding at end of period	3,744	2,642	7,151	5,983	430
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$14.41	$12.46	$11.16	$11.29
Value at end of period	$15.04	$14.41	$12.46	$11.16
Number of accumulation units outstanding at end of period	4,781	1,245	17,122	17,741
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.29	$12.70	$11.16	$11.69	$11.07
Value at end of period	$16.00	$15.29	$12.70	$11.16	$11.69
Number of accumulation units outstanding at end of period	8,995	8,060	14,585	19,601	390
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.78	$12.88	$11.26	$11.90	$11.22
Value at end of period	$16.53	$15.78	$12.88	$11.26	$11.90
Number of accumulation units outstanding at end of period	594	387	461	3,331	300
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$15.26	$12.45	$10.88	$11.08
Value at end of period	$16.02	$15.26	$12.45	$10.88
Number of accumulation units outstanding at end of period	0	0	0	451
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$13.54	$13.79	$12.81	$12.02	$11.08	$9.93	$11.16	$10.67	$10.39	$10.23
Value at end of period	$14.26	$13.54	$13.79	$12.81	$12.02	$11.08	$9.93	$11.16	$10.67	$10.39
Number of accumulation units outstanding at end of period	0	3,588	3,588	3,570	3,741	33,540	22,686	2,104	5,245	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.47	$13.68	$12.69	$11.97	$11.06	$10.06	$11.15	$10.96
Value at end of period	$14.16	$13.47	$13.68	$12.69	$11.97	$11.06	$10.06	$11.15
Number of accumulation units outstanding at end of period	215	3,370	6,635	11,578	8,479	3,514	9,681	2,440
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.65	$8.06	$6.88	$7.56
Value at end of period	$8.96	$9.65	$8.06	$6.88
Number of accumulation units outstanding at end of period	191	0	0	3,805
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.36	$12.81	$10.87	$12.92	$12.74	$10.13	$17.89	$15.95	$12.46	$11.25
Value at end of period	$14.44	$15.36	$12.81	$10.87	$12.92	$12.74	$10.13	$17.89	$15.95	$12.46
Number of accumulation units outstanding at end of period	0	0	1,182	1,383	1,048	0	0	0	0	8

CFI 198

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.35
Value at end of period	$17.36
Number of accumulation units outstanding at end of period	572
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.23	$9.48	$8.39	$8.22	$6.99	$6.29	$9.13	$9.31
Value at end of period	$13.27	$12.23	$9.48	$8.39	$8.22	$6.99	$6.29	$9.13
Number of accumulation units outstanding at end of period	82	783	14,462	6,559	655	657	5,340	4,944
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.21	$11.13
Value at end of period	$13.24	$12.21
Number of accumulation units outstanding at end of period	222	194
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.16	$10.18
Value at end of period	$13.07	$12.16
Number of accumulation units outstanding at end of period	1,200	1,374
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.11	$10.28	$10.44	$10.60	$10.67
Value at end of period	$9.96	$10.11	$10.28	$10.44	$10.60
Number of accumulation units outstanding at end of period	0	6,808	435	173	47
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during December 2008)
Value at beginning of period	$20.33	$15.99	$13.45	$16.52	$13.41	$9.32	$9.32
Value at end of period	$18.88	$20.33	$15.99	$13.45	$16.52	$13.41	$9.32
Number of accumulation units outstanding at end of period	0	1,201	1,654	840	74	0	1,056
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.49	$10.48	$9.62	$10.20	$8.91	$7.26	$10.35
Value at end of period	$15.33	$13.49	$10.48	$9.62	$10.20	$8.91	$7.26
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,028	533
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.44	$10.44	$9.58	$10.16	$8.88	$6.94
Value at end of period	$15.27	$13.44	$10.44	$9.58	$10.16	$8.88
Number of accumulation units outstanding at end of period	0	0	0	354	67	512
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.12	$19.99	$17.53	$16.21	$12.86	$10.03	$15.64	$18.95	$14.08	$12.67
Value at end of period	$25.90	$20.12	$19.99	$17.53	$16.21	$12.86	$10.03	$15.64	$18.95	$14.08
Number of accumulation units outstanding at end of period	535	1,994	1,294	4,442	1,637	2,709	4,625	1,809	2,144	2,991
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$21.10	$16.20	$14.34	$13.95	$12.89
Value at end of period	$23.54	$21.10	$16.20	$14.34	$13.95
Number of accumulation units outstanding at end of period	243	0	0	1,046	140

CFI 199

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.52	$10.38	$9.10	$8.99	$8.13	$6.91
Value at end of period	$15.06	$13.52	$10.38	$9.10	$8.99	$8.13
Number of accumulation units outstanding at end of period	605	379	5,410	4,825	4,699	4,089
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.30	$14.84	$12.94	$13.01	$11.84	$10.06
Value at end of period	$21.42	$19.30	$14.84	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	106	26	4,890	4,504	3,932	4,723
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.94	$11.29	$9.78	$10.10	$8.17	$6.69
Value at end of period	$16.62	$14.94	$11.29	$9.78	$10.10	$8.17
Number of accumulation units outstanding at end of period	4,616	530	4,073	2,685	511	472
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.07	$11.74	$10.26	$10.82	$8.67	$7.32
Value at end of period	$16.64	$16.07	$11.74	$10.26	$10.82	$8.67
Number of accumulation units outstanding at end of period	592	492	6,286	3,332	662	437
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$22.91	$16.82	$14.85	$15.40	$12.51	$9.92	$14.55	$15.09
Value at end of period	$24.15	$22.91	$16.82	$14.85	$15.40	$12.51	$9.92	$14.55
Number of accumulation units outstanding at end of period	570	338	431	535	66	33	0	3,652
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.16	$12.20	$11.10	$11.31	$10.79
Value at end of period	$13.74	$13.16	$12.20	$11.10	$11.31
Number of accumulation units outstanding at end of period	3,629	2,503	684	65,806	50,152
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.50	$12.63	$11.27	$11.78	$11.04
Value at end of period	$15.12	$14.50	$12.63	$11.27	$11.78
Number of accumulation units outstanding at end of period	9,174	12,448	11,218	54,416	66,377
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.24	$12.83	$11.28	$11.98	$11.20
Value at end of period	$15.91	$15.24	$12.83	$11.28	$11.98
Number of accumulation units outstanding at end of period	8,806	10,491	9,383	76,157	57,032
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.75	$12.92	$11.32	$12.10	$11.25
Value at end of period	$16.49	$15.75	$12.92	$11.32	$12.10
Number of accumulation units outstanding at end of period	1,436	1,566	1,395	34,417	27,319
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.02	$12.31	$10.80	$11.76
Value at end of period	$15.77	$15.02	$12.31	$10.80
Number of accumulation units outstanding at end of period	114	0	0	57

CFI 200

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.45	$11.78	$10.87	$10.96	$10.49
Value at end of period	$13.01	$12.45	$11.78	$10.87	$10.96
Number of accumulation units outstanding at end of period	60	0	0	17,995	9,865
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.33	$12.95	$11.67	$11.61	$10.59	$9.09	$12.05	$11.53	$10.77	$10.48
Value at end of period	$15.09	$14.33	$12.95	$11.67	$11.61	$10.59	$9.09	$12.05	$11.53	$10.77
Number of accumulation units outstanding at end of period	0	902	5,987	7,585	4,114	2,497	4,612	113	123	4,316
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.15	$12.53	$11.04	$11.51	$10.31	$8.34	$13.20	$12.73	$11.38	$10.72
Value at end of period	$15.95	$15.15	$12.53	$11.04	$11.51	$10.31	$8.34	$13.20	$12.73	$11.38
Number of accumulation units outstanding at end of period	0	766	351	1,100	747	655	1,308	1,477	949	1,054
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.67	$12.74	$11.35	$11.56	$10.45	$8.69	$12.65	$12.15	$11.06	$10.62
Value at end of period	$15.45	$14.67	$12.74	$11.35	$11.56	$10.45	$8.69	$12.65	$12.15	$11.06
Number of accumulation units outstanding at end of period	2,665	1,823	6,387	8,199	6,385	4,572	6,008	1,346	1,518	2,397
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.84
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	144
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$22.99	$17.69	$15.38	$16.05	$13.30
Value at end of period	$25.57	$22.99	$17.69	$15.38	$16.05
Number of accumulation units outstanding at end of period	275	62	223	24	200
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$24.64	$17.94	$15.16	$14.99	$11.98	$8.96	$15.42	$14.69	$12.89	$12.06
Value at end of period	$25.42	$24.64	$17.94	$15.16	$14.99	$11.98	$8.96	$15.42	$14.69	$12.89
Number of accumulation units outstanding at end of period	449	2,377	2,033	6,990	5,828	12,116	13,645	4,053	1,170	406
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.87	$12.76	$11.18	$10.33	$8.17	$6.08	$9.57
Value at end of period	$16.51	$12.87	$12.76	$11.18	$10.33	$8.17	$6.08
Number of accumulation units outstanding at end of period	229	0	448	915	204	203	2,207
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.97	$11.23	$10.12	$10.73	$9.68	$7.44	$12.37	$12.96
Value at end of period	$16.70	$14.97	$11.23	$10.12	$10.73	$9.68	$7.44	$12.37
Number of accumulation units outstanding at end of period	228	0	0	1,314	6,410	2,446	7,366	2,007
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.39	$11.12	$9.84	$10.23	$8.25	$7.83
Value at end of period	$15.88	$15.39	$11.12	$9.84	$10.23	$8.25
Number of accumulation units outstanding at end of period	47	0	186	170	0	7

CFI 201

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.84	$15.50	$13.68	$15.54	$12.24	$8.90	$14.79	$14.31
Value at end of period	$21.84	$20.84	$15.50	$13.68	$15.54	$12.24	$8.90	$14.79
Number of accumulation units outstanding at end of period	278	2,599	3,859	3,960	1,620	843	7,301	3,539
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$17.57	$13.16	$11.21	$11.58	$10.17	$8.00	$12.73	$13.17	$11.57
Value at end of period	$18.96	$17.57	$13.16	$11.21	$11.58	$10.17	$8.00	$12.73	$13.17
Number of accumulation units outstanding at end of period	0	1,301	1,317	996	0	13,402	15,243	0	1,198
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.46	$14.45	$12.28	$15.20	$12.79	$7.55	$7.54
Value at end of period	$13.42	$13.46	$14.45	$12.28	$15.20	$12.79	$7.55
Number of accumulation units outstanding at end of period	0	0	5,485	12,335	5,530	4,462	3,759
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$22.73	$17.47	$14.72	$14.61	$12.02	$9.67	$14.60	$14.43	$12.91
Value at end of period	$25.85	$22.73	$17.47	$14.72	$14.61	$12.02	$9.67	$14.60	$14.43
Number of accumulation units outstanding at end of period	0	340	2,052	256	2,567	8,684	10,205	1,909	574
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.09	$14.42	$12.01	$13.25	$11.57	$8.40	$14.27	$13.58	$11.66	$9.74
Value at end of period	$18.26	$18.09	$14.42	$12.01	$13.25	$11.57	$8.40	$14.27	$13.58	$11.66
Number of accumulation units outstanding at end of period	109	3,107	7,939	6,628	7,341	0	12,122	6,699	7,051	1,550
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.56	$16.74	$14.61	$14.92	$12.70	$7.71	$11.07	$11.15
Value at end of period	$18.37	$18.56	$16.74	$14.61	$14.92	$12.70	$7.71	$11.07
Number of accumulation units outstanding at end of period	0	0	499	514	441	0	1,076	6,996
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$11.07
Value at end of period	$20.89	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39
Number of accumulation units outstanding at end of period	689	578	61	11,723	6,556	14,827	26,469	209	1,638
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$19.91	$14.94	$13.03	$13.71	$10.82	$7.49	$13.36	$11.95	$11.09	$11.09
Value at end of period	$21.98	$19.91	$14.94	$13.03	$13.71	$10.82	$7.49	$13.36	$11.95	$11.09
Number of accumulation units outstanding at end of period	0	0	6,305	0	0	0	0	966	570	310
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.80	$13.88	$11.99	$12.24	$10.78	$8.73	$12.80
Value at end of period	$18.89	$17.80	$13.88	$11.99	$12.24	$10.78	$8.73
Number of accumulation units outstanding at end of period	14	2,511	4,229	3,548	2,864	2,442	1,425
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.75	$14.38	$12.26	$12.56	$10.89	$7.72	$13.54	$12.49	$11.17	$10.66
Value at end of period	$21.18	$19.75	$14.38	$12.26	$12.56	$10.89	$7.72	$13.54	$12.49	$11.17
Number of accumulation units outstanding at end of period	0	559	2,162	1,978	1,583	0	0	490	5,143	193

CFI 202

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.89	$14.07	$11.99	$13.84	$11.65
Value at end of period	$15.53	$15.89	$14.07	$11.99	$13.84
Number of accumulation units outstanding at end of period	0	0	0	482	379
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.68	$10.68	$9.11	$10.49	$9.76	$7.49	$12.17
Value at end of period	$11.67	$12.68	$10.68	$9.11	$10.49	$9.76	$7.49
Number of accumulation units outstanding at end of period	0	1,372	1,370	852	880	702	598
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.26	$15.67	$13.01	$13.95	$13.08	$9.98	$16.75	$17.03
Value at end of period	$19.48	$20.26	$15.67	$13.01	$13.95	$13.08	$9.98	$16.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	6,784	2,243
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.49	$10.45	$8.69	$9.32	$8.75	$6.69	$11.21	$11.69
Value at end of period	$12.96	$13.49	$10.45	$8.69	$9.32	$8.75	$6.69	$11.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	87
WANGER INTERNATIONAL
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.53	$10.37	$8.64	$10.25	$9.68
Value at end of period	$11.82	$12.53	$10.37	$8.64	$10.25
Number of accumulation units outstanding at end of period	0	0	0	0	186
WANGER USA
(Funds were first received in this option during January 2010)
Value at beginning of period	$24.15	$18.29	$15.44	$16.21	$12.88
Value at end of period	$24.97	$24.15	$18.29	$15.44	$16.21
Number of accumulation units outstanding at end of period	0	0	0	171	70
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$17.09	$13.15	$11.86	$11.24	$10.06	$8.57	$13.00	$12.69	$10.91	$10.69
Value at end of period	$18.74	$17.09	$13.15	$11.86	$11.24	$10.06	$8.57	$13.00	$12.69	$10.91
Number of accumulation units outstanding at end of period	454	9,850	15,570	13,457	11,636	12	20	14,825	1,884	1,015

TABLE 24
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$16.39	$12.37	$10.67	$10.25	$9.18	$7.69	$13.16	$12.65	$12.25
Value at end of period	$17.60	$16.39	$12.37	$10.67	$10.25	$9.18	$7.69	$13.16	$12.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	177	0	1,275	395
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.64	$13.88	$12.33	$12.05	$10.82	$9.07	$12.39	$11.79	$10.71	$10.65
Value at end of period	$17.85	$16.64	$13.88	$12.33	$12.05	$10.82	$9.07	$12.39	$11.79	$10.71
Number of accumulation units outstanding at end of period	0	0	0	2,263	0	0	0	16,779	8,592	2,706

CFI 203

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.97	$13.87	$11.79	$12.92	$10.97	$6.83	$11.70	$12.05	$11.78
Value at end of period	$21.28	$19.97	$13.87	$11.79	$12.92	$10.97	$6.83	$11.70	$12.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	35	3,037
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.36	$12.88	$10.87	$12.44	$10.02	$6.23	$12.22	$12.62	$11.61	$11.13
Value at end of period	$20.06	$18.36	$12.88	$10.87	$12.44	$10.02	$6.23	$12.22	$12.62	$11.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,517	1,582	3,549	1,977	2,690
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2012)
Value at beginning of period	$19.32	$15.65	$15.55
Value at end of period	$18.87	$19.32	$15.65
Number of accumulation units outstanding at end of period	9	1,911	1,591
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.64	$13.55	$12.26	$12.48
Value at end of period	$17.92	$16.64	$13.55	$12.26
Number of accumulation units outstanding at end of period	74	2,209	7,289	5,234
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.88	$14.53	$12.37	$14.18
Value at end of period	$18.33	$17.88	$14.53	$12.37
Number of accumulation units outstanding at end of period	0	0	3,655	3,501
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.47	$14.35	$12.36	$13.95
Value at end of period	$18.33	$18.47	$14.35	$12.36
Number of accumulation units outstanding at end of period	0	0	1,527	1,419
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2014)
Value at beginning of period	$14.56
Value at end of period	$15.38
Number of accumulation units outstanding at end of period	2,302
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$19.76	$15.05	$12.97	$15.35
Value at end of period	$20.61	$19.76	$15.05	$12.97
Number of accumulation units outstanding at end of period	0	0	1,349	1,292
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.84	$16.75	$14.25	$16.74	$15.52	$11.32	$19.31	$16.48	$13.73	$12.65
Value at end of period	$19.04	$19.84	$16.75	$14.25	$16.74	$15.52	$11.32	$19.31	$16.48	$13.73
Number of accumulation units outstanding at end of period	1,184	1,213	4,237	4,941	1,377	5,050	5,113	5,994	4,534	505
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.77	$13.59	$11.89	$12.59
Value at end of period	$19.16	$17.77	$13.59	$11.89
Number of accumulation units outstanding at end of period	0	0	5,394	5,190

CFI 204

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.65	$15.97	$13.93	$14.52	$12.58	$9.41	$16.63	$14.37	$13.06	$12.43
Value at end of period	$22.76	$20.65	$15.97	$13.93	$14.52	$12.58	$9.41	$16.63	$14.37	$13.06
Number of accumulation units outstanding at end of period	1,621	1,103	5,832	7,233	1,318	21,222	6,404	18,511	16,055	6,992
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.91	$12.61	$10.92	$10.98	$9.69	$7.56	$13.38	$13.39
Value at end of period	$17.04	$15.91	$12.61	$10.92	$10.98	$9.69	$7.56	$13.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,155	768	136
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.14	$12.02	$10.65	$10.79	$8.83	$6.63
Value at end of period	$17.69	$16.14	$12.02	$10.65	$10.79	$8.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,652
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during April 2006)
Value at beginning of period	$21.79	$17.63	$15.77	$16.47	$15.04	$12.60	$17.44	$15.93	$14.33
Value at end of period	$22.57	$21.79	$17.63	$15.77	$16.47	$15.04	$12.60	$17.44	$15.93
Number of accumulation units outstanding at end of period	28	0	0	362	70	2,380	2,556	3,372	986
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during September 2005)
Value at beginning of period	$23.01	$17.12	$14.66	$15.43	$12.20	$9.57	$14.49	$15.05	$13.04	$12.67
Value at end of period	$22.83	$23.01	$17.12	$14.66	$15.43	$12.20	$9.57	$14.49	$15.05	$13.04
Number of accumulation units outstanding at end of period	866	767	2,911	780	582	358	797	4,382	2,428	531
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.72	$14.42	$13.19	$14.06	$11.10	$7.86	$13.85	$12.57	$11.85	$11.47
Value at end of period	$20.92	$19.72	$14.42	$13.19	$14.06	$11.10	$7.86	$13.85	$12.57	$11.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	796	0	647
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.00	$10.03	$8.69	$8.99	$7.88
Value at end of period	$13.96	$13.00	$10.03	$8.69	$8.99
Number of accumulation units outstanding at end of period	75	2,548	523	0	357
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$18.27	$14.32	$13.15	$14.21	$12.79	$9.44
Value at end of period	$18.84	$18.27	$14.32	$13.15	$14.21	$12.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,976
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.60	$11.00	$10.53	$10.18
Value at end of period	$11.10	$10.60	$11.00	$10.53
Number of accumulation units outstanding at end of period	0	0	4,392	4,195
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.84	$13.87	$12.28	$12.96	$10.46	$8.37	$14.01	$14.13	$12.74	$12.61
Value at end of period	$19.64	$17.84	$13.87	$12.28	$12.96	$10.46	$8.37	$14.01	$14.13	$12.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,391	5,944	5,144

CFI 205

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.98	$14.01	$12.16	$12.17	$10.80	$7.80	$12.55	$11.46
Value at end of period	$19.78	$17.98	$14.01	$12.16	$12.17	$10.80	$7.80	$12.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	80
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.00	$11.04	$10.11	$10.59	$8.77	$6.83	$10.32
Value at end of period	$16.30	$15.00	$11.04	$10.11	$10.59	$8.77	$6.83
Number of accumulation units outstanding at end of period	1,550	1,111	173	0	0	287	62
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.46	$16.37	$13.76	$15.11	$13.61	$10.04	$16.40	$14.30
Value at end of period	$20.80	$20.46	$16.37	$13.76	$15.11	$13.61	$10.04	$16.40
Number of accumulation units outstanding at end of period	1,168	1,167	971	2,039	123	19	138	45
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.31	$11.22	$10.01	$10.30	$9.57	$6.76	$12.66	$11.28	$11.13
Value at end of period	$16.25	$14.31	$11.22	$10.01	$10.30	$9.57	$6.76	$12.66	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	5,097
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$34.98	$32.72	$27.44	$33.96	$27.11	$15.12	$29.49	$22.33	$18.08	$15.38
Value at end of period	$32.85	$34.98	$32.72	$27.44	$33.96	$27.11	$15.12	$29.49	$22.33	$18.08
Number of accumulation units outstanding at end of period	603	1,105	555	0	178	153	117	685	747	1,970
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.94	$13.02	$11.86	$12.24	$11.09	$9.26	$13.55	$13.55
Value at end of period	$15.92	$14.94	$13.02	$11.86	$12.24	$11.09	$9.26	$13.55
Number of accumulation units outstanding at end of period	0	0	0	0	127	127	127	72
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.47	$15.05	$14.03	$12.74	$11.95	$10.24	$11.54
Value at end of period	$13.70	$13.47	$15.05	$14.03	$12.74	$11.95	$10.24
Number of accumulation units outstanding at end of period	1,734	1,738	1,759	1,046	0	0	306
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.27	$8.56	$7.76	$10.29	$9.01	$5.24	$4.59
Value at end of period	$7.12	$8.27	$8.56	$7.76	$10.29	$9.01	$5.24
Number of accumulation units outstanding at end of period	0	189	148	151	160	77	11
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.98	$15.33	$13.51	$13.94	$12.01	$7.52	$12.09	$11.46	$10.51	$10.55
Value at end of period	$16.72	$16.98	$15.33	$13.51	$13.94	$12.01	$7.52	$12.09	$11.46	$10.51
Number of accumulation units outstanding at end of period	842	445	2,905	3,456	1,642	1,391	1,610	4,310	3,317	3,010
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.09	$14.42	$12.33	$14.31	$13.37	$9.05	$17.02	$14.71	$12.43	$12.16
Value at end of period	$15.92	$18.09	$14.42	$12.33	$14.31	$13.37	$9.05	$17.02	$14.71	$12.43
Number of accumulation units outstanding at end of period	590	0	0	0	0	0	0	6,696	3,827	796

CFI 206

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.78	$14.24	$11.98	$12.78	$11.55	$8.71	$14.50	$13.26	$12.13	$11.58
Value at end of period	$20.23	$18.78	$14.24	$11.98	$12.78	$11.55	$8.71	$14.50	$13.26	$12.13
Number of accumulation units outstanding at end of period	963	688	1,896	7,117	5,918	5,015	4,175	11,704	6,644	10,565
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.16	$14.74	$13.36	$12.85	$11.65	$9.50	$13.57	$13.30
Value at end of period	$18.32	$17.16	$14.74	$13.36	$12.85	$11.65	$9.50	$13.57
Number of accumulation units outstanding at end of period	684	47	120	2,254	223	616	510	1,923
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.89	$14.78	$13.26	$12.24	$10.86	$9.46	$13.94	$13.57	$13.19
Value at end of period	$20.68	$18.89	$14.78	$13.26	$12.24	$10.86	$9.46	$13.94	$13.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	577
VICTORY SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during December 2012)
Value at beginning of period	$18.15	$13.85	$13.78
Value at end of period	$19.05	$18.15	$13.85
Number of accumulation units outstanding at end of period	32	672	603
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.17	$14.61	$13.70	$13.42	$12.62	$11.34	$11.49	$10.62	$10.59
Value at end of period	$14.73	$14.17	$14.61	$13.70	$13.42	$12.62	$11.34	$11.49	$10.62
Number of accumulation units outstanding at end of period	1,620	4,331	3,837	430	2,500	1,307	158	2,875	340
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.24	$17.23	$14.84	$15.07	$13.55	$10.47
Value at end of period	$24.14	$22.24	$17.23	$14.84	$15.07	$13.55
Number of accumulation units outstanding at end of period	0	0	0	1,592	0	98
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.17	$12.86	$12.08	$11.81	$10.34	$8.62	$10.14
Value at end of period	$12.05	$12.17	$12.86	$12.08	$11.81	$10.34	$8.62
Number of accumulation units outstanding at end of period	1,208	1,184	985	0	29	0	165
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.35	$13.76	$13.53	$12.74	$12.13	$11.69	$11.07	$10.58	$10.19
Value at end of period	$13.85	$13.35	$13.76	$13.53	$12.74	$12.13	$11.69	$11.07	$10.58
Number of accumulation units outstanding at end of period	0	908	845	333	1,162	1,147	581	0	1,434
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.05	$15.58	$13.66	$13.90	$12.37	$11.25
Value at end of period	$21.87	$20.05	$15.58	$13.66	$13.90	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	156	156
VOYA GROWTH OPPORTUNITIES FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$17.53	$13.81	$13.79
Value at end of period	$19.56	$17.53	$13.81
Number of accumulation units outstanding at end of period	14	6,076	4,582

CFI 207

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.84	$12.10	$10.74	$10.91	$9.73	$8.02	$12.97	$12.54	$11.12	$10.96
Value at end of period	$17.75	$15.84	$12.10	$10.74	$10.91	$9.73	$8.02	$12.97	$12.54	$11.12
Number of accumulation units outstanding at end of period	0	0	0	875	826	2,692	843	1,179	311	2,073
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.71	$14.88	$12.84	$13.19	$10.99	$8.47	$13.78	$13.27	$12.31	$12.01
Value at end of period	$21.26	$19.71	$14.88	$12.84	$13.19	$10.99	$8.47	$13.78	$13.27	$12.31
Number of accumulation units outstanding at end of period	0	0	3,962	550	618	67	46	6,517	3,846	1,143
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.98	$13.51	$12.21	$12.49	$10.33	$8.40	$12.85	$13.91	$12.42	$12.19
Value at end of period	$19.71	$18.98	$13.51	$12.21	$12.49	$10.33	$8.40	$12.85	$13.91	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	12	6	1,072	2,204	113
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.92	$11.93	$10.96	$11.35
Value at end of period	$13.49	$12.92	$11.93	$10.96
Number of accumulation units outstanding at end of period	0	1,343	3,052	2,096
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.38	$12.45	$12.02
Value at end of period	$15.00	$14.38	$12.45
Number of accumulation units outstanding at end of period	0	9	237
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.26	$12.68	$12.64
Value at end of period	$15.96	$15.26	$12.68
Number of accumulation units outstanding at end of period	0	437	5
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.75	$12.86	$11.25	$12.47
Value at end of period	$16.49	$15.75	$12.86	$11.25
Number of accumulation units outstanding at end of period	0	1,730	1,510	790
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.23	$12.43	$10.87	$12.05
Value at end of period	$15.98	$15.23	$12.43	$10.87
Number of accumulation units outstanding at end of period	30	536	1,715	1,357
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.38	$11.64	$11.61
Value at end of period	$12.95	$12.38	$11.64
Number of accumulation units outstanding at end of period	0	15	8
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.47	$13.73	$12.76	$11.98	$11.05	$9.91	$11.14	$10.66	$10.38	$10.43
Value at end of period	$14.18	$13.47	$13.73	$12.76	$11.98	$11.05	$9.91	$11.14	$10.66	$10.38
Number of accumulation units outstanding at end of period	0	0	0	3,199	653	5,445	4,489	6,428	2,753	2,821

CFI 208

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.41	$13.62	$12.64	$11.93	$11.03	$10.03	$11.13	$10.66	$10.30
Value at end of period	$14.09	$13.41	$13.62	$12.64	$11.93	$11.03	$10.03	$11.13	$10.66
Number of accumulation units outstanding at end of period	0	250	0	0	799	936	1,638	667	9,271
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.29	$12.76	$10.82	$13.16
Value at end of period	$14.37	$15.29	$12.76	$10.82
Number of accumulation units outstanding at end of period	0	0	0	213
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.19	$9.45	$8.37	$8.20	$6.98	$6.29	$9.13	$9.30
Value at end of period	$13.21	$12.19	$9.45	$8.37	$8.20	$6.98	$6.29	$9.13
Number of accumulation units outstanding at end of period	0	0	0	990	345	5,247	4,582	92
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$20.23	$15.92	$13.40	$16.46	$13.37	$9.30	$19.52	$18.55
Value at end of period	$18.77	$20.23	$15.92	$13.40	$16.46	$13.37	$9.30	$19.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,048	673	14
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.44	$10.44	$9.59	$10.17	$8.89	$7.25	$11.25	$11.44
Value at end of period	$15.27	$13.44	$10.44	$9.59	$10.17	$8.89	$7.25	$11.25
Number of accumulation units outstanding at end of period	0	0	1,052	1,037	914	4,077	1,223	488
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.39	$10.41	$9.56	$10.14	$8.72
Value at end of period	$15.21	$13.39	$10.41	$9.56	$10.14
Number of accumulation units outstanding at end of period	2,215	0	0	0	260
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.02	$19.90	$17.46	$16.15	$12.82	$10.01	$15.61	$18.92	$14.07	$13.25
Value at end of period	$25.76	$20.02	$19.90	$17.46	$16.15	$12.82	$10.01	$15.61	$18.92	$14.07
Number of accumulation units outstanding at end of period	0	0	0	0	139	2,726	75	1,426	1,732	200
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.48	$10.35	$9.09	$8.98	$8.12	$6.91
Value at end of period	$15.01	$13.48	$10.35	$9.09	$8.98	$8.12
Number of accumulation units outstanding at end of period	0	0	0	0	1,102	1,624
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$26.06	$18.99	$16.71	$18.08
Value at end of period	$27.15	$26.06	$18.99	$16.71
Number of accumulation units outstanding at end of period	3	101	1,018	963
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.80	$16.74	$14.79	$15.34	$12.48	$9.89	$14.52	$13.91
Value at end of period	$24.01	$22.80	$16.74	$14.79	$15.34	$12.48	$9.89	$14.52
Number of accumulation units outstanding at end of period	0	127	0	0	5	8,645	6	371

CFI 209

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.13	$12.19	$11.08	$11.31	$10.79
Value at end of period	$13.70	$13.13	$12.19	$11.08	$11.31
Number of accumulation units outstanding at end of period	2,363	2,246	3,220	7,915	15,288
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.47	$12.61	$11.26	$11.77	$11.04
Value at end of period	$15.08	$14.47	$12.61	$11.26	$11.77
Number of accumulation units outstanding at end of period	5,909	7,702	3,074	27,331	55,388
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.21	$12.81	$11.27	$11.97	$11.20
Value at end of period	$15.87	$15.21	$12.81	$11.27	$11.97
Number of accumulation units outstanding at end of period	361	7,148	1,517	15,789	15,418
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.72	$12.90	$11.31	$12.09	$11.25
Value at end of period	$16.45	$15.72	$12.90	$11.31	$12.09
Number of accumulation units outstanding at end of period	0	740	2,059	10,143	12,517
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2013)
Value at beginning of period	$15.00	$14.70
Value at end of period	$15.73	$15.00
Number of accumulation units outstanding at end of period	0	83
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.43	$11.77	$10.86	$10.96	$10.49
Value at end of period	$12.98	$12.43	$11.77	$10.86	$10.96
Number of accumulation units outstanding at end of period	0	53	1,605	2,000	4,328
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.26	$12.89	$11.63	$11.57	$10.55	$9.07	$12.02	$11.51	$11.05
Value at end of period	$15.01	$14.26	$12.89	$11.63	$11.57	$10.55	$9.07	$12.02	$11.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,499	1,334
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.08	$12.48	$10.99	$11.47	$10.28	$8.32	$13.18	$13.65
Value at end of period	$15.86	$15.08	$12.48	$10.99	$11.47	$10.28	$8.32	$13.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	199	0	91
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.59	$12.68	$11.31	$11.52	$10.42	$8.66	$12.63	$12.23
Value at end of period	$15.37	$14.59	$12.68	$11.31	$11.52	$10.42	$8.66	$12.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,903
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.58	$12.05	$12.04
Value at end of period	$12.07	$11.58	$12.05
Number of accumulation units outstanding at end of period	0	2,285	1,630

CFI 210

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.88	$17.62	$15.31	$16.56
Value at end of period	$25.43	$22.88	$17.62	$15.31
Number of accumulation units outstanding at end of period	0	0	956	919
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$24.51	$17.86	$15.10	$14.94	$11.95	$8.94	$15.39	$15.05
Value at end of period	$25.28	$24.51	$17.86	$15.10	$14.94	$11.95	$8.94	$15.39
Number of accumulation units outstanding at end of period	1,209	3,355	3,265	2,404	766	3,538	2,585	3,195
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.82	$12.72	$11.14	$10.31	$8.15	$6.08	$10.01	$10.32
Value at end of period	$16.44	$12.82	$12.72	$11.14	$10.31	$8.15	$6.08	$10.01
Number of accumulation units outstanding at end of period	1,644	1,814	1,483	1,294	521	530	713	1,504
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.90	$11.18	$10.08	$10.69	$9.65	$7.42	$12.35	$11.99	$11.05
Value at end of period	$16.61	$14.90	$11.18	$10.08	$10.69	$9.65	$7.42	$12.35	$11.99
Number of accumulation units outstanding at end of period	0	118	0	0	0	36	5	979	47
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68	$9.42
Value at end of period	$15.81	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68
Number of accumulation units outstanding at end of period	0	46	0	0	0	4	19
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.75	$15.44	$13.63	$15.49	$12.21	$8.88	$13.71
Value at end of period	$21.74	$20.75	$15.44	$13.63	$15.49	$12.21	$8.88
Number of accumulation units outstanding at end of period	1,130	1,085	928	480	327	809	854
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.48	$13.10	$11.17	$11.54	$10.14	$7.98	$12.70	$13.15	$11.85
Value at end of period	$18.86	$17.48	$13.10	$11.17	$11.54	$10.14	$7.98	$12.70	$13.15
Number of accumulation units outstanding at end of period	0	0	0	0	440	1,807	1,377	4,441	7,830
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.41	$14.40	$12.24	$15.17	$12.77	$7.54	$15.66	$15.72
Value at end of period	$13.36	$13.41	$14.40	$12.24	$15.17	$12.77	$7.54	$15.66
Number of accumulation units outstanding at end of period	429	351	1,008	84	242	2,099	618	1,576
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$22.62	$17.39	$14.66	$14.56	$11.98	$9.65	$14.57	$14.83
Value at end of period	$25.71	$22.62	$17.39	$14.66	$14.56	$11.98	$9.65	$14.57
Number of accumulation units outstanding at end of period	283	1,945	3,237	1,490	57	1,377	1,212	2,593
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.63	$15.03	$12.82	$14.19
Value at end of period	$22.07	$20.63	$15.03	$12.82
Number of accumulation units outstanding at end of period	0	0	1,797	1,704

CFI 211

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.01	$14.37	$11.97	$13.21	$11.55	$8.39	$14.25	$13.56	$11.66	$11.12
Value at end of period	$18.17	$18.01	$14.37	$11.97	$13.21	$11.55	$8.39	$14.25	$13.56	$11.66
Number of accumulation units outstanding at end of period	0	0	0	332	0	13,688	1,018	1,405	3,522	4,383
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.49	$16.69	$14.57	$14.88	$12.68	$7.70	$11.06	$11.31
Value at end of period	$18.29	$18.49	$16.69	$14.57	$14.88	$12.68	$7.70	$11.06
Number of accumulation units outstanding at end of period	5	969	497	625	0	0	0	626
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$11.40
Value at end of period	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38
Number of accumulation units outstanding at end of period	1,750	79	410	4,015	4,006	21,728	4,495	16,833	15
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.71	$13.82	$11.94	$12.20	$10.74	$8.70	$13.71	$13.63
Value at end of period	$18.79	$17.71	$13.82	$11.94	$12.20	$10.74	$8.70	$13.71
Number of accumulation units outstanding at end of period	848	769	0	2,157	10	1,412	1,174	1,382
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.65	$14.31	$12.21	$12.51	$10.86	$7.70	$13.51	$12.47	$11.16	$10.84
Value at end of period	$21.06	$19.65	$14.31	$12.21	$12.51	$10.86	$7.70	$13.51	$12.47	$11.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	382	169	1,809	0	3,054
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.63	$10.65	$9.08	$10.46	$9.75	$7.48	$12.74
Value at end of period	$11.62	$12.63	$10.65	$9.08	$10.46	$9.75	$7.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.01	$13.09	$11.81	$11.20	$10.03	$8.55	$12.98	$12.67	$10.90	$10.82
Value at end of period	$18.63	$17.01	$13.09	$11.81	$11.20	$10.03	$8.55	$12.98	$12.67	$10.90
Number of accumulation units outstanding at end of period	412	463	1,110	0	1,571	962	406	11,593	6,544	2,601

TABLE 25
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during February 2013)
Value at beginning of period	$12.46	$9.89
Value at end of period	$12.89	$12.46
Number of accumulation units outstanding at end of period	47	46

CFI 212

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2013)
Value at beginning of period	$17.96	$15.78
Value at end of period	$20.19	$17.96
Number of accumulation units outstanding at end of period	1,206	1,127
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.56	$13.81	$12.28	$12.01	$10.79	$9.05	$12.36	$12.31
Value at end of period	$17.76	$16.56	$13.81	$12.28	$12.01	$10.79	$9.05	$12.36
Number of accumulation units outstanding at end of period	8,999	8,888	12	13	3,422	2,811	1,755	463
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during May 2012)
Value at beginning of period	$11.59	$12.96	$12.81
Value at end of period	$11.72	$11.59	$12.96
Number of accumulation units outstanding at end of period	0	0	9,481
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2009)
Value at beginning of period	$18.26	$12.82	$10.82	$12.40	$10.00	$6.04
Value at end of period	$19.95	$18.26	$12.82	$10.82	$12.40	$10.00
Number of accumulation units outstanding at end of period	52	0	1,499	1,314	1,043	1,396
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during February 2013)
Value at beginning of period	$16.60	$14.22
Value at end of period	$17.87	$16.60
Number of accumulation units outstanding at end of period	1,448	1,357
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during August 2013)
Value at beginning of period	$22.54	$20.04
Value at end of period	$23.67	$22.54
Number of accumulation units outstanding at end of period	0	33
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during February 2013)
Value at beginning of period	$17.84	$15.04
Value at end of period	$18.27	$17.84
Number of accumulation units outstanding at end of period	661	508
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.88	$10.41	$9.06	$9.60	$7.92	$7.40
Value at end of period	$15.32	$13.88	$10.41	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	1	1	1	36	2	2
DODGE & COX STOCK FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.00	$13.03	$10.86	$10.76
Value at end of period	$19.54	$18.00	$13.03	$10.86
Number of accumulation units outstanding at end of period	0	0	0	41
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.74	$16.68	$14.20	$16.68	$15.48	$11.29	$19.28	$16.45	$15.26
Value at end of period	$18.93	$19.74	$16.68	$14.20	$16.68	$15.48	$11.29	$19.28	$16.45
Number of accumulation units outstanding at end of period	2,392	1,942	7,084	6,411	9,993	7,665	205	0	119

CFI 213

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during February 2013)
Value at beginning of period	$17.73	$14.25
Value at end of period	$19.11	$17.73
Number of accumulation units outstanding at end of period	98	95
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2006)
Value at beginning of period	$20.54	$15.90	$13.88	$14.47	$12.54	$9.39	$16.60	$14.35	$13.55
Value at end of period	$22.63	$20.54	$15.90	$13.88	$14.47	$12.54	$9.39	$16.60	$14.35
Number of accumulation units outstanding at end of period	6,413	3,272	21,327	18,546	27,242	19,650	13,788	6,635	1,784
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.84	$12.56	$10.88	$10.95	$9.66	$7.54	$13.36	$13.27
Value at end of period	$16.94	$15.84	$12.56	$10.88	$10.95	$9.66	$7.54	$13.36
Number of accumulation units outstanding at end of period	278	431	413	47	0	0	832	374
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.06	$11.97	$10.61	$10.75	$8.80	$6.97	$13.41	$10.80
Value at end of period	$17.59	$16.06	$11.97	$10.61	$10.75	$8.80	$6.97	$13.41
Number of accumulation units outstanding at end of period	0	156	104	0	0	0	995	421
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during February 2007)
Value at beginning of period	$21.68	$17.55	$15.71	$16.42	$14.99	$12.57	$17.41	$16.57
Value at end of period	$22.45	$21.68	$17.55	$15.71	$16.42	$14.99	$12.57	$17.41
Number of accumulation units outstanding at end of period	0	0	0	0	2,937	1,571	1,129	530
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$22.89	$17.04	$14.60	$15.38	$12.60
Value at end of period	$22.70	$22.89	$17.04	$14.60	$15.38
Number of accumulation units outstanding at end of period	0	0	7	22	567
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$19.62	$14.36	$13.14	$14.01	$11.06	$7.84	$13.83	$12.56	$12.68
Value at end of period	$20.80	$19.62	$14.36	$13.14	$14.01	$11.06	$7.84	$13.83	$12.56
Number of accumulation units outstanding at end of period	606	568	0	0	0	0	651	346	120
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2013)
Value at beginning of period	$12.97	$10.54
Value at end of period	$13.91	$12.97
Number of accumulation units outstanding at end of period	1,286	1,004
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during January 2007)
Value at beginning of period	$18.18	$14.26	$13.10	$14.16	$12.75	$9.93	$13.88	$12.72
Value at end of period	$18.74	$18.18	$14.26	$13.10	$14.16	$12.75	$9.93	$13.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,230	1,493
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$10.58	$10.54
Value at end of period	$11.08	$10.58
Number of accumulation units outstanding at end of period	0	322

CFI 214

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during January 2013)
Value at beginning of period	$23.67	$15.67
Value at end of period	$24.10	$23.67
Number of accumulation units outstanding at end of period	0	2,672
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.75	$13.81	$12.23	$12.92	$10.43	$8.35	$13.99	$14.59
Value at end of period	$19.53	$17.75	$13.81	$12.23	$12.92	$10.43	$8.35	$13.99
Number of accumulation units outstanding at end of period	139	0	0	0	1,201	906	464	372
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.90	$15.72
Value at end of period	$19.67	$17.90
Number of accumulation units outstanding at end of period	0	332
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.94	$11.00	$10.09	$10.56	$8.75	$6.82	$11.34	$11.35
Value at end of period	$16.23	$14.94	$11.00	$10.09	$10.56	$8.75	$6.82	$11.34
Number of accumulation units outstanding at end of period	0	0	5,781	5,512	4,687	3,720	101	18
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during November 2009)
Value at beginning of period	$20.36	$16.30	$13.70	$15.06	$13.57	$13.04
Value at end of period	$20.69	$20.36	$16.30	$13.70	$15.06	$13.57
Number of accumulation units outstanding at end of period	52	441	1	2	2	2
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2006)
Value at beginning of period	$34.80	$32.57	$27.33	$33.84	$27.03	$15.08	$29.43	$22.30	$19.67
Value at end of period	$32.67	$34.80	$32.57	$27.33	$33.84	$27.03	$15.08	$29.43	$22.30
Number of accumulation units outstanding at end of period	65	392	1,121	805	685	542	1,808	2,529	1,066
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.87	$11.50	$11.14
Value at end of period	$10.76	$10.87	$11.50
Number of accumulation units outstanding at end of period	998	1,702	575
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.87	$12.96	$11.81	$12.20	$11.06	$9.24	$13.53	$12.53	$11.92
Value at end of period	$15.83	$14.87	$12.96	$11.81	$12.20	$11.06	$9.24	$13.53	$12.53
Number of accumulation units outstanding at end of period	1,582	1,459	2,360	2,555	3,860	3,017	1,960	1,150	507
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$13.42	$14.37
Value at end of period	$13.64	$13.42
Number of accumulation units outstanding at end of period	0	2,232
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.24	$8.54	$7.75	$10.27	$9.00	$5.23	$11.94
Value at end of period	$7.10	$8.24	$8.54	$7.75	$10.27	$9.00	$5.23
Number of accumulation units outstanding at end of period	28	0	0	0	0	0	293

CFI 215

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.90	$15.26	$13.46	$13.89	$11.98	$7.50	$12.07	$11.45	$11.45
Value at end of period	$16.63	$16.90	$15.26	$13.46	$13.89	$11.98	$7.50	$12.07	$11.45
Number of accumulation units outstanding at end of period	405	94	10,896	10,912	11,971	9,933	724	425	324
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during April 2013)
Value at beginning of period	$11.98	$12.28
Value at end of period	$12.36	$11.98
Number of accumulation units outstanding at end of period	424	323
ROYCE TOTAL RETURN FUND (K CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.13	$13.89	$12.31	$12.27
Value at end of period	$18.08	$18.13	$13.89	$12.31
Number of accumulation units outstanding at end of period	0	0	0	3
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$18.69	$14.18	$11.94	$12.74	$11.51	$8.69	$14.47	$13.24	$13.29
Value at end of period	$20.12	$18.69	$14.18	$11.94	$12.74	$11.51	$8.69	$14.47	$13.24
Number of accumulation units outstanding at end of period	2,195	1,128	2,260	1,841	10,672	6,647	2,227	757	234
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2006)
Value at beginning of period	$17.07	$14.67	$13.31	$12.80	$11.61	$9.47	$13.54	$13.26	$13.23
Value at end of period	$18.22	$17.07	$14.67	$13.31	$12.80	$11.61	$9.47	$13.54	$13.26
Number of accumulation units outstanding at end of period	209	0	9,918	8,816	13,051	10,756	4,214	2,770	1,528
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.10	$14.54	$13.64	$13.37	$12.58	$11.31	$11.47	$10.63
Value at end of period	$14.65	$14.10	$14.54	$13.64	$13.37	$12.58	$11.31	$11.47
Number of accumulation units outstanding at end of period	2,404	3,366	936	39	418	419	2,525	273
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.43	$12.55	$11.20	$11.52	$10.24	$8.72	$12.30	$11.82	$11.24
Value at end of period	$15.11	$14.43	$12.55	$11.20	$11.52	$10.24	$8.72	$12.30	$11.82
Number of accumulation units outstanding at end of period	2,062	2,063	2,346	287	285	286	223	128	58
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$22.18	$17.19	$14.81	$15.05	$13.54	$13.54
Value at end of period	$24.07	$22.18	$17.19	$14.81	$15.05	$13.54
Number of accumulation units outstanding at end of period	0	0	2,012	2,012	1,783	1,742
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$14.25	$12.70	$13.25	$16.49
Value at end of period	$12.40	$14.25	$12.70	$13.25
Number of accumulation units outstanding at end of period	0	54	34	14
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.51	$15.84	$14.07	$13.65	$12.10	$8.21	$10.84
Value at end of period	$16.49	$16.51	$15.84	$14.07	$13.65	$12.10	$8.21
Number of accumulation units outstanding at end of period	32	3,159	0	0	0	0	171

CFI 216

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.76	$12.05	$10.69	$10.88	$9.70	$8.00	$12.94	$12.46
Value at end of period	$17.66	$15.76	$12.05	$10.69	$10.88	$9.70	$8.00	$12.94
Number of accumulation units outstanding at end of period	1,993	3,351	2,083	0	1,924	1,144	1,597	1,169
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$19.61	$14.81	$12.79	$13.14	$10.95	$8.45	$13.75	$13.94
Value at end of period	$21.15	$19.61	$14.81	$12.79	$13.14	$10.95	$8.45	$13.75
Number of accumulation units outstanding at end of period	462	561	1,525	23	1,661	1,566	1,018	478
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$18.89	$13.45	$12.16	$12.45	$10.30	$8.38	$12.82
Value at end of period	$19.60	$18.89	$13.45	$12.16	$12.45	$10.30	$8.38
Number of accumulation units outstanding at end of period	365	456	456	0	0	11	0
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.89	$11.91	$10.95	$10.94
Value at end of period	$13.45	$12.89	$11.91	$10.95
Number of accumulation units outstanding at end of period	0	737	0	132
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.35	$12.43	$11.14	$10.95
Value at end of period	$14.96	$14.35	$12.43	$11.14
Number of accumulation units outstanding at end of period	3,650	6,085	4,908	964
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.23	$12.66	$11.14	$11.68	$10.77
Value at end of period	$15.92	$15.23	$12.66	$11.14	$11.68
Number of accumulation units outstanding at end of period	0	186	0	48	6,135
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.72	$12.84	$11.24	$11.31
Value at end of period	$16.45	$15.72	$12.84	$11.24
Number of accumulation units outstanding at end of period	4,376	1,106	0	46
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.41	$13.67	$12.71	$11.94	$11.02	$9.88	$11.12	$10.64	$10.35
Value at end of period	$14.11	$13.41	$13.67	$12.71	$11.94	$11.02	$9.88	$11.12	$10.64
Number of accumulation units outstanding at end of period	0	0	22,939	20,152	18,204	15,259	491	122	6
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.34	$13.56	$12.59	$11.89	$11.00	$10.01	$11.11	$10.64	$10.68
Value at end of period	$14.01	$13.34	$13.56	$12.59	$11.89	$11.00	$10.01	$11.11	$10.64
Number of accumulation units outstanding at end of period	358	470	195	0	4,039	0	558	417	279
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.60	$8.02	$6.85	$7.54
Value at end of period	$8.90	$9.60	$8.02	$6.85
Number of accumulation units outstanding at end of period	0	166	136	101

CFI 217

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.21	$12.70	$10.78	$12.83	$12.67	$12.67
Value at end of period	$14.29	$15.21	$12.70	$10.78	$12.83	$12.67
Number of accumulation units outstanding at end of period	0	0	874	788	772	718
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.14	$9.42	$8.34	$8.18	$6.96	$6.28	$9.12	$9.30
Value at end of period	$13.16	$12.14	$9.42	$8.34	$8.18	$6.96	$6.28	$9.12
Number of accumulation units outstanding at end of period	44	0	9,196	9,602	16,377	11,795	8,456	5,075
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.15	$10.18
Value at end of period	$13.05	$12.15
Number of accumulation units outstanding at end of period	407	407
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.01	$10.18	$10.36	$10.53	$10.69	$10.83	$10.73	$10.39
Value at end of period	$9.85	$10.01	$10.18	$10.36	$10.53	$10.69	$10.83	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,013	1,930
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.39	$10.41	$9.56	$10.15	$8.88	$7.24	$11.24	$11.43
Value at end of period	$15.20	$13.39	$10.41	$9.56	$10.15	$8.88	$7.24	$11.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,964	736
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.34	$10.37	$9.53	$10.11	$8.84	$7.22	$11.20	$11.40
Value at end of period	$15.14	$13.34	$10.37	$9.53	$10.11	$8.84	$7.22	$11.20
Number of accumulation units outstanding at end of period	0	0	0	0	1,513	1,118	662	208
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$19.92	$19.81	$17.39	$16.10	$12.79	$9.98	$15.58	$18.89	$18.71
Value at end of period	$25.62	$19.92	$19.81	$17.39	$16.10	$12.79	$9.98	$15.58	$18.89
Number of accumulation units outstanding at end of period	13	0	1,282	1,096	942	686	2,591	1,255	1,623
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.01	$16.14	$14.30	$13.82
Value at end of period	$23.40	$21.01	$16.14	$14.30
Number of accumulation units outstanding at end of period	0	128	114	98
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.44	$10.33	$9.07	$8.97	$8.11	$8.11
Value at end of period	$14.96	$13.44	$10.33	$9.07	$8.97	$8.11
Number of accumulation units outstanding at end of period	0	113	8,893	8,322	8,410	8,783
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$19.21	$14.79	$12.91	$13.81
Value at end of period	$21.30	$19.21	$14.79	$12.91
Number of accumulation units outstanding at end of period	0	49	34	16

CFI 218

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.86	$11.24	$9.74	$10.18
Value at end of period	$16.51	$14.86	$11.24	$9.74
Number of accumulation units outstanding at end of period	0	3,825	81	69
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.98	$11.69	$10.22	$10.78
Value at end of period	$16.53	$15.98	$11.69	$10.22
Number of accumulation units outstanding at end of period	0	86	77	65
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.69	$16.67	$14.73	$15.29	$12.44	$9.87	$14.49	$13.65
Value at end of period	$23.88	$22.69	$16.67	$14.73	$15.29	$12.44	$9.87	$14.49
Number of accumulation units outstanding at end of period	305	511	3,321	2,267	3,899	1,950	6,097	2,716
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.10	$12.17	$11.07	$11.30	$10.79
Value at end of period	$13.67	$13.10	$12.17	$11.07	$11.30
Number of accumulation units outstanding at end of period	2,761	0	1,682	1,623	4,535
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.45	$12.60	$11.25	$11.76	$11.04
Value at end of period	$15.04	$14.45	$12.60	$11.25	$11.76
Number of accumulation units outstanding at end of period	4,040	0	1,058	902	17,301
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.18	$12.79	$11.26	$11.97	$11.20
Value at end of period	$15.83	$15.18	$12.79	$11.26	$11.97
Number of accumulation units outstanding at end of period	3,798	1,252	2,365	1,728	12,732
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.69	$12.88	$11.30	$12.08	$11.25
Value at end of period	$16.41	$15.69	$12.88	$11.30	$12.08
Number of accumulation units outstanding at end of period	5,226	0	585	198	5,682
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.40	$11.75	$10.85	$10.95	$10.49
Value at end of period	$12.94	$12.40	$11.75	$10.85	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	2,071
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.19	$12.83	$11.58	$11.53	$10.52	$9.05	$12.00	$11.48
Value at end of period	$14.93	$14.19	$12.83	$11.58	$11.53	$10.52	$9.05	$12.00
Number of accumulation units outstanding at end of period	741	68	36,533	33,704	30,262	25,040	282	129
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.00	$12.42	$10.95	$11.43	$10.25	$8.30	$13.15	$12.63
Value at end of period	$15.77	$15.00	$12.42	$10.95	$11.43	$10.25	$8.30	$13.15
Number of accumulation units outstanding at end of period	838	0	17,928	18,145	18,570	17,594	163	50

CFI 219

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.52	$12.62	$11.26	$11.48	$10.39	$8.64	$12.08
Value at end of period	$15.29	$14.52	$12.62	$11.26	$11.48	$10.39	$8.64
Number of accumulation units outstanding at end of period	2,692	3,148	21,771	17,826	16,712	12,723	29
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.55	$12.02	$11.75	$11.19
Value at end of period	$12.03	$11.55	$12.02	$11.75
Number of accumulation units outstanding at end of period	2,239	2,352	2,121	48
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$22.76	$18.75
Value at end of period	$25.30	$22.76
Number of accumulation units outstanding at end of period	20	258
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$24.39	$17.78	$15.04	$14.89	$11.91	$11.40
Value at end of period	$25.15	$24.39	$17.78	$15.04	$14.89	$11.91
Number of accumulation units outstanding at end of period	581	495	1,892	1,802	2,929	1,415
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.77	$12.67	$11.11	$10.28	$8.14	$7.08
Value at end of period	$16.37	$12.77	$12.67	$11.11	$10.28	$8.14
Number of accumulation units outstanding at end of period	1	1	8,920	9,002	9,144	7,920
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$14.82	$11.13	$10.04	$10.66	$9.12
Value at end of period	$16.52	$14.82	$11.13	$10.04	$10.66
Number of accumulation units outstanding at end of period	0	107	107	107	1,387
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$20.66	$15.38	$13.58	$15.45	$12.19	$8.87	$14.75	$13.06	$12.21
Value at end of period	$21.63	$20.66	$15.38	$13.58	$15.45	$12.19	$8.87	$14.75	$13.06
Number of accumulation units outstanding at end of period	91	197	3,784	3,753	4,775	3,613	662	115	163
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$17.39	$13.04	$11.12	$11.50	$10.73
Value at end of period	$18.75	$17.39	$13.04	$11.12	$11.50
Number of accumulation units outstanding at end of period	0	0	0	32	7
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.35	$14.35	$12.21	$15.13	$12.74	$7.53	$15.64	$15.71
Value at end of period	$13.30	$13.35	$14.35	$12.21	$15.13	$12.74	$7.53	$15.64
Number of accumulation units outstanding at end of period	0	626	7,224	6,888	5,986	5,304	1,171	454
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$22.51	$17.32	$14.60	$14.51	$11.95	$9.62	$13.60
Value at end of period	$25.57	$22.51	$17.32	$14.60	$14.51	$11.95	$9.62
Number of accumulation units outstanding at end of period	42	41	1,154	990	6,553	609	185

CFI 220

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.93	$14.31	$11.93	$13.17	$11.52	$8.37	$14.23	$13.55	$12.46
Value at end of period	$18.08	$17.93	$14.31	$11.93	$13.17	$11.52	$8.37	$14.23	$13.55
Number of accumulation units outstanding at end of period	1,235	655	1,130	562	494	495	7,953	3,664	84
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.41	$16.63	$14.53	$14.85	$12.66	$7.69	$11.05	$10.56	$10.23
Value at end of period	$18.21	$18.41	$16.63	$14.53	$14.85	$12.66	$7.69	$11.05	$10.56
Number of accumulation units outstanding at end of period	283	263	0	0	0	0	0	0	178
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37	$11.79
Value at end of period	$20.69	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	0	2,250	0	270	9,352	2,634	10,245	4,872	397
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.89	$13.40	$11.68	$12.27	$9.66	$6.68	$11.52
Value at end of period	$19.77	$17.89	$13.40	$11.68	$12.27	$9.66	$6.68
Number of accumulation units outstanding at end of period	0	0	160	126	100	70	21
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.71	$14.81	$12.93	$13.18
Value at end of period	$21.74	$19.71	$14.81	$12.93
Number of accumulation units outstanding at end of period	0	0	0	32
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.62	$13.76	$11.89	$12.16	$10.71	$8.68	$13.04
Value at end of period	$18.69	$17.62	$13.76	$11.89	$12.16	$10.71	$8.68
Number of accumulation units outstanding at end of period	562	2,676	0	0	0	0	108
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$19.56	$14.25	$12.16	$12.47	$10.83	$7.68	$13.49	$12.45	$12.49
Value at end of period	$20.95	$19.56	$14.25	$12.16	$12.47	$10.83	$7.68	$13.49	$12.45
Number of accumulation units outstanding at end of period	0	2,838	0	0	4,095	3,475	3,086	845	253
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.76	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10	$15.21	$14.90
Value at end of period	$15.38	$15.76	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10	$15.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	834	477	224
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.58	$10.61	$9.05	$10.44	$9.73	$7.47	$12.73	$12.12
Value at end of period	$11.57	$12.58	$10.61	$9.05	$10.44	$9.73	$7.47	$12.73
Number of accumulation units outstanding at end of period	0	56	0	2	2,480	2,208	1,872	438
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.10	$15.57	$12.94	$13.88	$13.03	$9.96	$16.72	$17.00
Value at end of period	$19.32	$20.10	$15.57	$12.94	$13.88	$13.03	$9.96	$16.72
Number of accumulation units outstanding at end of period	39	0	3,873	3,611	3,057	2,843	1,723	1,404

CFI 221

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

WANGER INTERNATIONAL
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.44	$11.34
Value at end of period	$11.73	$12.44
Number of accumulation units outstanding at end of period	933	870
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during November 2009)
Value at beginning of period	$16.92	$13.03	$11.76	$11.16	$10.00	$9.54
Value at end of period	$18.53	$16.92	$13.03	$11.76	$11.16	$10.00
Number of accumulation units outstanding at end of period	1,075	490	2	2	3	3
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during December 2006)
Value at beginning of period	$20.85	$15.32	$13.70	$14.21	$11.76	$9.18	$13.66	$15.08	$15.01
Value at end of period	$22.06	$20.85	$15.32	$13.70	$14.21	$11.76	$9.18	$13.66	$15.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,803	1,408	1,129

TABLE 26
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.42	$9.35	$8.25	$9.01
Value at end of period	$12.85	$12.42	$9.35	$8.25
Number of accumulation units outstanding at end of period	11	816	679	410
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.23	$12.27	$10.59	$10.17	$9.13	$7.66	$13.11	$12.61	$11.02
Value at end of period	$17.41	$16.23	$12.27	$10.59	$10.17	$9.13	$7.66	$13.11	$12.61
Number of accumulation units outstanding at end of period	0	0	0	0	1,142	1,389	1,059	787	1,588
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.92	$14.81	$13.52	$13.98	$13.18
Value at end of period	$20.13	$17.92	$14.81	$13.52	$13.98
Number of accumulation units outstanding at end of period	0	651	521	843	7
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$18.37	$14.37	$13.31	$13.25	$11.06
Value at end of period	$19.75	$18.37	$14.37	$13.31	$13.25
Number of accumulation units outstanding at end of period	217	195	679	551	289
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$16.48	$13.75	$12.23	$11.97	$10.76	$9.02	$12.34	$11.76	$10.69	$10.52
Value at end of period	$17.66	$16.48	$13.75	$12.23	$11.97	$10.76	$9.02	$12.34	$11.76	$10.69
Number of accumulation units outstanding at end of period	2,842	3,429	10,915	1,802	7,493	5,919	5,694	3,969	5,214	893

CFI 222

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.57	$12.93	$12.32	$11.08	$10.76
Value at end of period	$11.69	$11.57	$12.93	$12.32	$11.08
Number of accumulation units outstanding at end of period	262	4,820	1,474	4,224	2,756
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.78	$13.74	$11.70	$12.83	$10.90	$6.80	$11.66	$12.01	$11.00	$10.46
Value at end of period	$21.05	$19.78	$13.74	$11.70	$12.83	$10.90	$6.80	$11.66	$12.01	$11.00
Number of accumulation units outstanding at end of period	1,198	1,453	1,075	202	296	267	131	0	438	191
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$18.17	$12.76	$10.78	$12.35	$9.97	$6.20	$12.17	$12.58	$11.58	$11.66
Value at end of period	$19.84	$18.17	$12.76	$10.78	$12.35	$9.97	$6.20	$12.17	$12.58	$11.58
Number of accumulation units outstanding at end of period	101	210	131	728	78	979	1,638	2	2,080	0
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.24	$15.60	$12.63	$13.82	$12.85
Value at end of period	$18.76	$19.24	$15.60	$12.63	$13.82
Number of accumulation units outstanding at end of period	49	60	71	108	137
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.57	$13.51	$12.72
Value at end of period	$17.83	$16.57	$13.51
Number of accumulation units outstanding at end of period	227	747	650
CAPITAL WORLD GROWTH AND INCOME FUNDSM (CLASS R-3)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.80	$14.48	$12.34	$13.56	$12.98
Value at end of period	$18.22	$17.80	$14.48	$12.34	$13.56
Number of accumulation units outstanding at end of period	360	2,858	464	1,936	484
COLUMBIASM ACORN® FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.40	$14.30	$12.34	$13.52
Value at end of period	$18.24	$18.40	$14.30	$12.34
Number of accumulation units outstanding at end of period	0	27	18	8
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.84	$10.39	$9.05	$9.59	$7.92	$5.22
Value at end of period	$15.27	$13.84	$10.39	$9.05	$9.59	$7.92
Number of accumulation units outstanding at end of period	420	1,374	1,089	1,629	1,565	308
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.67	$14.99	$12.93	$14.96
Value at end of period	$20.50	$19.67	$14.99	$12.93
Number of accumulation units outstanding at end of period	67	51	498	384
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.33	$11.54	$9.71	$10.08
Value at end of period	$14.09	$14.33	$11.54	$9.71
Number of accumulation units outstanding at end of period	0	391	323	334

CFI 223

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
DODGE & COX STOCK FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.97	$16.93
Value at end of period	$19.49	$17.97
Number of accumulation units outstanding at end of period	64	64
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.01	$14.13	$12.39	$13.19
Value at end of period	$19.69	$18.01	$14.13	$12.39
Number of accumulation units outstanding at end of period	0	0	57	33
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during January 2006)
Value at beginning of period	$19.64	$16.60	$14.14	$16.62	$15.43	$11.26	$19.24	$16.43	$14.06
Value at end of period	$18.83	$19.64	$16.60	$14.14	$16.62	$15.43	$11.26	$19.24	$16.43
Number of accumulation units outstanding at end of period	3,647	2,801	4,625	10,581	18,796	10,523	9,893	1,774	2,043
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.70	$13.55	$11.87	$12.57
Value at end of period	$19.06	$17.70	$13.55	$11.87
Number of accumulation units outstanding at end of period	306	217	178	36
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.44	$15.83	$13.82	$14.42	$12.51	$9.37	$16.57	$14.32	$13.04	$11.33
Value at end of period	$22.51	$20.44	$15.83	$13.82	$14.42	$12.51	$9.37	$16.57	$14.32	$13.04
Number of accumulation units outstanding at end of period	3,549	8,907	5,522	9,204	34,205	27,695	33,294	15,362	9,788	3,337
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$15.76	$12.50	$10.83	$10.91	$9.63	$7.52	$13.33	$13.35	$11.29	$10.84
Value at end of period	$16.85	$15.76	$12.50	$10.83	$10.91	$9.63	$7.52	$13.33	$13.35	$11.29
Number of accumulation units outstanding at end of period	475	290	57	1,400	6,967	4,848	3,799	3,404	3,662	528
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$15.98	$11.92	$10.56	$10.72	$8.77	$6.95	$13.38	$10.72	$10.19	$9.80
Value at end of period	$17.50	$15.98	$11.92	$10.56	$10.72	$8.77	$6.95	$13.38	$10.72	$10.19
Number of accumulation units outstanding at end of period	129	83	43	34	137	1,485	903	454	69	45
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.57	$17.47	$15.65	$16.36	$14.95	$12.54	$17.37	$15.88	$13.10	$12.04
Value at end of period	$22.32	$21.57	$17.47	$15.65	$16.36	$14.95	$12.54	$17.37	$15.88	$13.10
Number of accumulation units outstanding at end of period	337	226	409	268	1,227	939	475	416	1,262	8
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$22.78	$16.96	$14.54	$15.33	$12.13	$9.53	$14.43	$15.00	$13.01	$12.14
Value at end of period	$22.58	$22.78	$16.96	$14.54	$15.33	$12.13	$9.53	$14.43	$15.00	$13.01
Number of accumulation units outstanding at end of period	69	66	742	2,607	5,123	3,698	571	266	102	1,019
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during December 2005)
Value at beginning of period	$19.52	$14.29	$13.09	$13.96	$11.03	$7.82	$13.80	$12.54	$11.83	$11.99
Value at end of period	$20.69	$19.52	$14.29	$13.09	$13.96	$11.03	$7.82	$13.80	$12.54	$11.83
Number of accumulation units outstanding at end of period	30	30	31	31	2,976	2,961	3,146	2,390	1,916	58
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.93	$9.99	$8.66	$8.97
Value at end of period	$13.86	$12.93	$9.99	$8.66
Number of accumulation units outstanding at end of period	2	6,893	1,558	873

CFI 224

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.86	$14.15	$13.01
Value at end of period	$18.95	$17.86	$14.15
Number of accumulation units outstanding at end of period	0	25	18
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2006)
Value at beginning of period	$54.82	$39.00	$32.75	$31.88	$30.90	$24.59	$34.82	$31.70	$31.36
Value at end of period	$65.06	$54.82	$39.00	$32.75	$31.88	$30.90	$24.59	$34.82	$31.70
Number of accumulation units outstanding at end of period	0	0	0	0	1,364	762	728	616	792
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.09	$14.20	$13.04	$14.11	$12.72	$9.91	$13.85	$13.72
Value at end of period	$18.64	$18.09	$14.20	$13.04	$14.11	$12.72	$9.91	$13.85
Number of accumulation units outstanding at end of period	0	0	0	263	179	72	4	2
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2010)
Value at beginning of period	$25.43	$17.88	$14.81	$16.37	$12.78
Value at end of period	$26.85	$25.43	$17.88	$14.81	$16.37
Number of accumulation units outstanding at end of period	0	0	0	1,421	423
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.56	$10.97	$10.52	$9.93
Value at end of period	$11.05	$10.56	$10.97	$10.52
Number of accumulation units outstanding at end of period	305	54	24	14
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.62	$15.25	$14.01	$14.20
Value at end of period	$24.04	$23.62	$15.25	$14.01
Number of accumulation units outstanding at end of period	0	254	210	124
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
Value at beginning of period	$17.66	$13.75	$12.18	$12.87	$10.40	$8.33	$13.96	$14.09	$12.72	$11.93
Value at end of period	$19.42	$17.66	$13.75	$12.18	$12.87	$10.40	$8.33	$13.96	$14.09	$12.72
Number of accumulation units outstanding at end of period	0	125	110	86	60	0	0	0	198	1,227
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during April 2005)
Value at beginning of period	$24.74	$18.78	$17.23	$18.33	$14.73	$11.51	$16.95	$15.57	$13.12	$11.50
Value at end of period	$24.85	$24.74	$18.78	$17.23	$18.33	$14.73	$11.51	$16.95	$15.57	$13.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	177	86
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.81	$13.89	$12.06	$12.08	$10.74	$7.76	$12.50	$11.38	$10.97
Value at end of period	$19.56	$17.81	$13.89	$12.06	$12.08	$10.74	$7.76	$12.50	$11.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	53
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.89	$10.97	$10.06	$10.54	$8.74	$6.81	$10.28
Value at end of period	$16.16	$14.89	$10.97	$10.06	$10.54	$8.74	$6.81
Number of accumulation units outstanding at end of period	570	1,490	1,311	1,699	1,306	153	3,577

CFI 225

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.26	$16.23	$13.65	$15.01	$13.53	$9.99	$14.93
Value at end of period	$20.58	$20.26	$16.23	$13.65	$15.01	$13.53	$9.99
Number of accumulation units outstanding at end of period	3,398	1,477	1,255	1,505	6,542	2,355	1,436
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.17	$11.12	$9.93	$10.23	$9.51	$6.72	$12.61	$11.24	$10.79
Value at end of period	$16.07	$14.17	$11.12	$9.93	$10.23	$9.51	$6.72	$12.61	$11.24
Number of accumulation units outstanding at end of period	0	0	0	0	2,454	2,361	1,202	1,131	1,062
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$34.63	$32.43	$27.23	$33.73	$26.95	$15.04	$29.37	$22.27	$18.04	$12.96
Value at end of period	$32.49	$34.63	$32.43	$27.23	$33.73	$26.95	$15.04	$29.37	$22.27	$18.04
Number of accumulation units outstanding at end of period	147	378	628	1,391	2,287	560	731	771	1,404	1,200
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$5.86	$11.40	$13.11
Value at end of period	$4.89	$5.86	$11.40
Number of accumulation units outstanding at end of period	210	408	241
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.85	$11.49	$10.52	$10.71	$10.52
Value at end of period	$10.73	$10.85	$11.49	$10.52	$10.71
Number of accumulation units outstanding at end of period	0	159	551	621	114
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.79	$12.90	$11.76	$12.16	$11.02	$9.22	$13.50	$12.88
Value at end of period	$15.75	$14.79	$12.90	$11.76	$12.16	$11.02	$9.22	$13.50
Number of accumulation units outstanding at end of period	598	970	2,609	1,097	4,584	2,818	1,919	5
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.37	$14.95	$13.95	$12.69	$11.91	$10.22	$11.16	$10.98
Value at end of period	$13.58	$13.37	$14.95	$13.95	$12.69	$11.91	$10.22	$11.16
Number of accumulation units outstanding at end of period	0	445	2,859	4,823	8,366	126	59	32
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.22	$8.52	$7.73	$10.25	$8.99	$8.31
Value at end of period	$7.07	$8.22	$8.52	$7.73	$10.25	$8.99
Number of accumulation units outstanding at end of period	419	448	544	730	641	112
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.81	$15.19	$13.40	$13.84	$11.94	$7.48	$12.04	$11.43	$10.49	$10.28
Value at end of period	$16.54	$16.81	$15.19	$13.40	$13.84	$11.94	$7.48	$12.04	$11.43	$10.49
Number of accumulation units outstanding at end of period	23	689	625	611	512	277	7,587	27	12	5
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during February 2013)
Value at beginning of period	$11.95	$12.05
Value at end of period	$12.33	$11.95
Number of accumulation units outstanding at end of period	0	3,170

CFI 226

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.57	$16.69	$14.20	$15.18	$13.27	$9.20	$14.30	$14.47	$12.24	$11.24
Value at end of period	$23.45	$21.57	$16.69	$14.20	$15.18	$13.27	$9.20	$14.30	$14.47	$12.24
Number of accumulation units outstanding at end of period	0	0	0	77	64	0	0	0	1,027	525
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.91	$14.29	$12.23	$14.22	$13.29	$9.01	$16.95	$14.67	$12.41	$11.31
Value at end of period	$15.75	$17.91	$14.29	$12.23	$14.22	$13.29	$9.01	$16.95	$14.67	$12.41
Number of accumulation units outstanding at end of period	48	1,189	586	1,095	794	201	484	342	621	310
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$18.60	$14.11	$11.89	$12.69	$11.48	$8.67	$14.44	$13.23	$12.11	$10.76
Value at end of period	$20.01	$18.60	$14.11	$11.89	$12.69	$11.48	$8.67	$14.44	$13.23	$12.11
Number of accumulation units outstanding at end of period	2,768	5,407	8,749	12,374	15,734	6,878	6,192	1,786	7,788	1,388
THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$16.99	$14.61	$13.26	$12.76	$11.58	$9.45	$13.51	$13.24	$11.18	$10.99
Value at end of period	$18.12	$16.99	$14.61	$13.26	$12.76	$11.58	$9.45	$13.51	$13.24	$11.18
Number of accumulation units outstanding at end of period	2,844	2,907	2,830	5,790	12,076	7,319	10,912	3,022	2,205	3,742
THORNBURG INTERNATIONAL VALUE FUND (CLASS R4)
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.17	$11.58	$10.97
Value at end of period	$12.23	$13.17	$11.58
Number of accumulation units outstanding at end of period	0	399	317
VICTORY SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.08	$13.81	$13.06
Value at end of period	$18.95	$18.08	$13.81
Number of accumulation units outstanding at end of period	0	301	247
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.03	$14.48	$13.59	$13.33	$12.55	$11.28	$11.44	$10.59	$10.31	$10.23
Value at end of period	$14.57	$14.03	$14.48	$13.59	$13.33	$12.55	$11.28	$11.44	$10.59	$10.31
Number of accumulation units outstanding at end of period	1,002	2,595	4,785	13,667	19,179	7,899	15,560	13,656	12,373	2,251
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.36	$12.49	$11.16	$11.48	$10.21	$8.69	$12.27	$11.80	$10.85
Value at end of period	$15.03	$14.36	$12.49	$11.16	$11.48	$10.21	$8.69	$12.27	$11.80
Number of accumulation units outstanding at end of period	0	0	0	0	200	2,299	1,349	1,782	939
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.13	$17.16	$14.79	$15.04	$13.53	$10.47
Value at end of period	$23.99	$22.13	$17.16	$14.79	$15.04	$13.53
Number of accumulation units outstanding at end of period	688	618	542	826	1,152	154
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.09	$12.78	$12.03	$11.76	$10.38
Value at end of period	$11.95	$12.09	$12.78	$12.03	$11.76
Number of accumulation units outstanding at end of period	140	3,528	3,434	3,617	6,261
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2013)
Value at beginning of period	$18.64	$18.39
Value at end of period	$20.91	$18.64
Number of accumulation units outstanding at end of period	102	883

CFI 227

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.21	$12.68	$13.23	$14.76	$11.61
Value at end of period	$12.37	$14.21	$12.68	$13.23	$14.76
Number of accumulation units outstanding at end of period	0	0	0	1,315	739
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.22	$13.63	$13.42	$12.65	$12.06	$11.63	$11.02	$10.55	$10.30
Value at end of period	$13.70	$13.22	$13.63	$13.42	$12.65	$12.06	$11.63	$11.02	$10.55
Number of accumulation units outstanding at end of period	356	3	4	1,212	5,060	3,489	2,672	2,194	1,988
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$19.96	$15.52	$13.63	$13.45
Value at end of period	$21.75	$19.96	$15.52	$13.63
Number of accumulation units outstanding at end of period	0	0	0	1,183
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.45	$15.78	$14.03	$13.62	$12.08	$8.20	$10.73	$10.56	$10.52
Value at end of period	$16.42	$16.45	$15.78	$14.03	$13.62	$12.08	$8.20	$10.73	$10.56
Number of accumulation units outstanding at end of period	108	3,039	3,799	987	2,672	175	0	0	570
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.68	$11.99	$10.65	$10.84	$9.67	$7.98	$12.92	$12.51	$11.10	$10.70
Value at end of period	$17.56	$15.68	$11.99	$10.65	$10.84	$9.67	$7.98	$12.92	$12.51	$11.10
Number of accumulation units outstanding at end of period	1,108	1,241	3,214	2,675	2,410	3,945	3,174	1,546	1,753	39
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.52	$14.74	$12.74	$13.10	$10.92	$8.43	$13.73	$13.23	$12.29	$11.24
Value at end of period	$21.03	$19.52	$14.74	$12.74	$13.10	$10.92	$8.43	$13.73	$13.23	$12.29
Number of accumulation units outstanding at end of period	13	262	1,860	1,155	1,573	2,945	1,822	1,324	1,683	892
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.80	$13.39	$12.11	$12.41	$10.27	$8.36	$12.80	$13.87	$12.39	$11.99
Value at end of period	$19.49	$18.80	$13.39	$12.11	$12.41	$10.27	$8.36	$12.80	$13.87	$12.39
Number of accumulation units outstanding at end of period	1,029	1,098	1,063	1,742	2,887	2,919	2,040	491	242	400
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.87	$11.89	$10.94	$11.01	$10.66
Value at end of period	$13.42	$12.87	$11.89	$10.94	$11.01
Number of accumulation units outstanding at end of period	0	0	1,231	2,309	909
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.32	$12.41	$11.13	$11.47	$11.34
Value at end of period	$14.93	$14.32	$12.41	$11.13	$11.47
Number of accumulation units outstanding at end of period	3,129	1,811	1,429	2,725	264
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.20	$12.65	$11.13	$11.77
Value at end of period	$15.88	$15.20	$12.65	$11.13
Number of accumulation units outstanding at end of period	4,301	4	1,300	937
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.68	$12.82	$11.23	$11.99
Value at end of period	$16.41	$15.68	$12.82	$11.23
Number of accumulation units outstanding at end of period	2,760	1,865	295	298

CFI 228

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.33	$11.60	$10.84	$10.71	$10.58
Value at end of period	$12.88	$12.33	$11.60	$10.84	$10.71
Number of accumulation units outstanding at end of period	0	0	4	117	29
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.34	$13.61	$12.66	$11.90	$10.98	$9.86	$11.09	$10.89
Value at end of period	$14.03	$13.34	$13.61	$12.66	$11.90	$10.98	$9.86	$11.09
Number of accumulation units outstanding at end of period	1,727	276	105	3,309	5,153	3,550	16,144	657
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.27	$13.50	$12.54	$11.85	$10.96	$9.98	$11.09	$10.63	$10.37	$10.25
Value at end of period	$13.93	$13.27	$13.50	$12.54	$11.85	$10.96	$9.98	$11.09	$10.63	$10.37
Number of accumulation units outstanding at end of period	12	3,073	8,145	585	1,114	1,007	747	448	357	1,023
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$9.57	$8.00	$7.55
Value at end of period	$8.87	$9.57	$8.00
Number of accumulation units outstanding at end of period	0	2,801	645
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.14	$12.64	$10.74	$12.79	$12.63	$10.06	$17.79	$15.88	$12.42	$11.49
Value at end of period	$14.21	$15.14	$12.64	$10.74	$12.79	$12.63	$10.06	$17.79	$15.88	$12.42
Number of accumulation units outstanding at end of period	0	1,478	0	0	471	276	768	287	87	6
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.25
Value at end of period	$17.25
Number of accumulation units outstanding at end of period	329
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.09	$9.39	$8.32	$8.17	$6.95	$6.27	$9.11	$9.29
Value at end of period	$13.10	$12.09	$9.39	$8.32	$8.17	$6.95	$6.27	$9.11
Number of accumulation units outstanding at end of period	1,315	198	1,053	709	5,216	3,762	8,489	1,333
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.07	$11.01
Value at end of period	$13.07	$12.07
Number of accumulation units outstanding at end of period	77	94
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.14	$10.18
Value at end of period	$13.03	$12.14
Number of accumulation units outstanding at end of period	261	3,232
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.97	$10.14	$10.32	$10.50	$10.65	$10.81	$10.81
Value at end of period	$9.79	$9.97	$10.14	$10.32	$10.50	$10.65	$10.81
Number of accumulation units outstanding at end of period	0	0	0	0	3,210	2,311	487

CFI 229

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.03	$15.78	$13.29	$16.35	$13.29	$9.25	$19.45	$17.87	$14.35	$12.38
Value at end of period	$18.57	$20.03	$15.78	$13.29	$16.35	$13.29	$9.25	$19.45	$17.87	$14.35
Number of accumulation units outstanding at end of period	579	0	0	0	738	924	659	2,749	4	1,148
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.34	$10.37	$9.54	$10.13	$8.86	$7.23	$10.07
Value at end of period	$15.13	$13.34	$10.37	$9.54	$10.13	$8.86	$7.23
Number of accumulation units outstanding at end of period	0	0	0	0	1,768	1,726	1,414
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.29	$10.34	$9.50	$10.09	$8.83	$6.30
Value at end of period	$15.08	$13.29	$10.34	$9.50	$10.09	$8.83
Number of accumulation units outstanding at end of period	982	1,998	1,949	1,856	2,017	519
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during December 2005)
Value at beginning of period	$19.82	$19.72	$17.32	$16.04	$12.75	$9.96	$15.55	$18.87	$14.04	$14.12
Value at end of period	$25.48	$19.82	$19.72	$17.32	$16.04	$12.75	$9.96	$15.55	$18.87	$14.04
Number of accumulation units outstanding at end of period	1	13	60	43	838	846	722	605	337	704
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.41	$10.31	$9.05	$8.96	$8.11	$6.88
Value at end of period	$14.91	$13.41	$10.31	$9.05	$8.96	$8.11
Number of accumulation units outstanding at end of period	26	0	539	469	1,655	1,397
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.82	$11.21	$9.72	$10.06	$8.46
Value at end of period	$16.45	$14.82	$11.21	$9.72	$10.06
Number of accumulation units outstanding at end of period	107	88	66	700	925
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.94	$11.66	$10.20	$10.78	$8.41
Value at end of period	$16.48	$15.94	$11.66	$10.20	$10.78
Number of accumulation units outstanding at end of period	113	84	63	2,096	1,566
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$22.58	$16.59	$14.67	$15.24	$12.40	$9.85	$14.46	$13.83	$12.56
Value at end of period	$23.75	$22.58	$16.59	$14.67	$15.24	$12.40	$9.85	$14.46	$13.83
Number of accumulation units outstanding at end of period	898	1,166	1,239	1,836	1,882	2,284	2,720	493	268
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.08	$12.15	$11.06	$11.30	$10.78
Value at end of period	$13.64	$13.08	$12.15	$11.06	$11.30
Number of accumulation units outstanding at end of period	2,185	11,914	11,928	13,295	21,858
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.42	$12.58	$11.24	$11.76	$11.04
Value at end of period	$15.01	$14.42	$12.58	$11.24	$11.76
Number of accumulation units outstanding at end of period	6,625	25,696	18,923	27,097	15,857

CFI 230

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.15	$12.77	$11.25	$11.96	$11.20
Value at end of period	$15.79	$15.15	$12.77	$11.25	$11.96
Number of accumulation units outstanding at end of period	14,616	31,047	15,413	16,588	31,725
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.65	$12.86	$11.29	$12.08	$11.25
Value at end of period	$16.37	$15.65	$12.86	$11.29	$12.08
Number of accumulation units outstanding at end of period	4,854	26,128	18,106	16,133	21,654
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.94	$12.26	$10.77	$11.51	$11.37
Value at end of period	$15.66	$14.94	$12.26	$10.77	$11.51
Number of accumulation units outstanding at end of period	327	2,536	224	130	34
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.38	$11.73	$10.84	$10.95	$10.49
Value at end of period	$12.91	$12.38	$11.73	$10.84	$10.95
Number of accumulation units outstanding at end of period	1,378	6,722	3,145	2,659	2,133
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.12	$12.77	$11.53	$11.49	$10.49	$9.03	$11.98	$11.48	$10.74	$10.37
Value at end of period	$14.85	$14.12	$12.77	$11.53	$11.49	$10.49	$9.03	$11.98	$11.48	$10.74
Number of accumulation units outstanding at end of period	0	1,083	3,904	2,710	4,566	3,205	28,856	3,617	3,395	129
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.93	$12.37	$10.91	$11.39	$10.22	$8.28	$13.13	$12.67	$11.35	$10.64
Value at end of period	$15.69	$14.93	$12.37	$10.91	$11.39	$10.22	$8.28	$13.13	$12.67	$11.35
Number of accumulation units outstanding at end of period	0	1,365	6,466	1,292	2,236	1,661	18,430	3,643	3,894	494
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.45	$12.57	$11.22	$11.44	$10.36	$8.62	$12.58	$12.09	$11.03	$10.52
Value at end of period	$15.20	$14.45	$12.57	$11.22	$11.44	$10.36	$8.62	$12.58	$12.09	$11.03
Number of accumulation units outstanding at end of period	3,775	4,220	13,579	6,057	23,577	17,614	40,701	27,473	29,895	4,011
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.52	$12.00	$11.73	$11.10	$11.31
Value at end of period	$11.99	$11.52	$12.00	$11.73	$11.10
Number of accumulation units outstanding at end of period	153	126	0	1,468	740
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during April 2005)
Value at beginning of period	$22.65	$17.46	$15.19	$15.89	$13.18	$9.84	$13.57	$14.15	$12.41	$11.44
Value at end of period	$25.16	$22.65	$17.46	$15.19	$15.89	$13.18	$9.84	$13.57	$14.15	$12.41
Number of accumulation units outstanding at end of period	169	85	396	1,249	1,098	481	530	716	125	13
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$24.27	$17.70	$14.98	$14.84	$11.88	$8.89	$15.33	$14.63	$13.22
Value at end of period	$25.01	$24.27	$17.70	$14.98	$14.84	$11.88	$8.89	$15.33	$14.63
Number of accumulation units outstanding at end of period	909	426	399	1,341	4,921	446	2,033	141	580

CFI 231

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.72	$12.63	$11.08	$10.26	$8.12	$6.06	$9.99	$12.30	$12.10
Value at end of period	$16.30	$12.72	$12.63	$11.08	$10.26	$8.12	$6.06	$9.99	$12.30
Number of accumulation units outstanding at end of period	13	0	1	1	3,052	213	9,845	145	1,240
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.75	$11.08	$10.00	$10.62	$9.60	$7.38	$12.30	$11.96	$10.64	$9.93
Value at end of period	$16.43	$14.75	$11.08	$10.00	$10.62	$9.60	$7.38	$12.30	$11.96	$10.64
Number of accumulation units outstanding at end of period	181	146	109	2,993	3,060	0	554	264	328	158
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.57	$15.32	$13.54	$15.40	$12.16	$8.85	$14.73	$15.07
Value at end of period	$21.53	$20.57	$15.32	$13.54	$15.40	$12.16	$8.85	$14.73
Number of accumulation units outstanding at end of period	1,015	994	1,397	3,893	6,937	1,680	3,768	469
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.31	$12.98	$11.08	$11.46	$10.08	$7.94	$12.65	$13.11	$11.46	$11.21
Value at end of period	$18.65	$17.31	$12.98	$11.08	$11.46	$10.08	$7.94	$12.65	$13.11	$11.46
Number of accumulation units outstanding at end of period	182	175	188	0	675	87	643	259	6	38
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.42
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	101
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.30	$14.30	$12.17	$15.10	$12.72	$7.52	$15.63	$11.43	$11.14
Value at end of period	$13.25	$13.30	$14.30	$12.17	$15.10	$12.72	$7.52	$15.63	$11.43
Number of accumulation units outstanding at end of period	999	838	712	3,528	5,365	2,897	10,002	156	673
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.39	$17.24	$14.54	$14.46	$11.91	$9.60	$14.52	$14.45
Value at end of period	$25.43	$22.39	$17.24	$14.54	$14.46	$11.91	$9.60	$14.52
Number of accumulation units outstanding at end of period	166	419	351	0	2,084	49	99	132
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$20.55	$18.79
Value at end of period	$21.97	$20.55
Number of accumulation units outstanding at end of period	21	7
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.85	$14.25	$11.89	$13.14	$11.49	$8.36	$14.21	$13.54	$11.65	$10.03
Value at end of period	$17.99	$17.85	$14.25	$11.89	$13.14	$11.49	$8.36	$14.21	$13.54	$11.65
Number of accumulation units outstanding at end of period	29	788	599	1,189	5,304	2,755	2,194	1,980	2,226	1,719
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.34	$16.57	$14.49	$14.81	$12.64	$7.68	$11.04	$11.17
Value at end of period	$18.13	$18.34	$16.57	$14.49	$14.81	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	458	582	777	611	2,309	1,355	938	480

CFI 232

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$11.09
Value at end of period	$20.59	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36
Number of accumulation units outstanding at end of period	4,877	4,040	5,005	7,739	17,833	12,197	10,808	4,201	1,894
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.82	$13.35	$11.64	$12.24	$9.64	$6.67	$11.88	$12.15
Value at end of period	$19.68	$17.82	$13.35	$11.64	$12.24	$9.64	$6.67	$11.88
Number of accumulation units outstanding at end of period	0	0	0	0	1,728	1,527	44	63
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$19.61	$14.74	$12.88	$13.57	$10.73	$7.44	$13.28	$11.90	$11.05	$10.27
Value at end of period	$21.63	$19.61	$14.74	$12.88	$13.57	$10.73	$7.44	$13.28	$11.90	$11.05
Number of accumulation units outstanding at end of period	166	124	0	0	38	32	38	32	28	24
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.53	$13.70	$11.84	$12.11	$10.68	$8.66	$13.65	$13.43	$11.78
Value at end of period	$18.59	$17.53	$13.70	$11.84	$12.11	$10.68	$8.66	$13.65	$13.43
Number of accumulation units outstanding at end of period	912	7,427	3,142	5,875	5,685	1,179	1,500	192	2,803
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.46	$14.19	$12.11	$12.43	$10.79	$7.66	$13.46	$12.44	$11.14	$10.65
Value at end of period	$20.84	$19.46	$14.19	$12.11	$12.43	$10.79	$7.66	$13.46	$12.44	$11.14
Number of accumulation units outstanding at end of period	2,649	2,118	1,425	1,728	5,918	6,350	4,265	1,533	1,810	191
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.69	$13.91	$11.87	$13.72	$12.23	$9.01	$18.08	$15.20	$12.42	$12.36
Value at end of period	$15.30	$15.69	$13.91	$11.87	$13.72	$12.23	$9.01	$18.08	$15.20	$12.42
Number of accumulation units outstanding at end of period	311	214	0	0	0	0	0	0	0	113
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.53	$10.58	$9.03	$10.41	$8.57
Value at end of period	$11.52	$12.53	$10.58	$9.03	$10.41
Number of accumulation units outstanding at end of period	3	0	45	33	21
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$20.02	$15.51	$12.90	$13.85	$13.01	$9.94	$16.70	$16.99
Value at end of period	$19.23	$20.02	$15.51	$12.90	$13.85	$13.01	$9.94	$16.70
Number of accumulation units outstanding at end of period	100	137	153	173	1,799	1,846	4,046	1,781
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.33	$10.34	$8.61	$9.26	$8.70	$6.66	$11.18	$11.56
Value at end of period	$12.79	$13.33	$10.34	$8.61	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	13	0	0	0	0	15	9	4
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.40	$10.28	$8.58	$10.20	$8.28	$7.85
Value at end of period	$11.68	$12.40	$10.28	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	627	619	687	1,979	1,598	110

CFI 233

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER USA
(Funds were first received in this option during March 2011)
Value at beginning of period	$23.98	$18.19	$15.38	$16.43
Value at end of period	$24.76	$23.98	$18.19	$15.38
Number of accumulation units outstanding at end of period	0	0	236	158
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.84	$12.97	$11.72	$11.12	$9.97	$8.51	$12.93	$12.63	$10.88	$10.41
Value at end of period	$18.43	$16.84	$12.97	$11.72	$11.12	$9.97	$8.51	$12.93	$12.63	$10.88
Number of accumulation units outstanding at end of period	1,458	2,224	2,083	5,117	3,995	1,165	745	696	1,254	576
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$20.74	$15.25	$13.65	$14.16	$11.72	$9.16	$13.63	$15.05	$12.59	$11.57
Value at end of period	$21.94	$20.74	$15.25	$13.65	$14.16	$11.72	$9.16	$13.63	$15.05	$12.59
Number of accumulation units outstanding at end of period	0	0	0	0	1,643	1,605	1,516	1,288	1,115	1,124

TABLE 27
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.15	$12.21	$10.55	$10.14	$9.45
Value at end of period	$17.32	$16.15	$12.21	$10.55	$10.14
Number of accumulation units outstanding at end of period	0	0	0	0	6,966
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$24.41	$18.84	$17.93
Value at end of period	$24.43	$24.41	$18.84
Number of accumulation units outstanding at end of period	18	15	9
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2009)
Value at beginning of period	$18.33	$14.35	$13.29	$13.24	$11.98	$11.64
Value at end of period	$19.69	$18.33	$14.35	$13.29	$13.24	$11.98
Number of accumulation units outstanding at end of period	0	0	0	0	760	464
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$16.40	$13.69	$12.19	$11.93	$10.73	$9.00	$12.31	$11.74	$10.68	$10.52
Value at end of period	$17.56	$16.40	$13.69	$12.19	$11.93	$10.73	$9.00	$12.31	$11.74	$10.68
Number of accumulation units outstanding at end of period	0	0	0	9,761	10,655	7,129	6,033	4,510	58,169	49,262
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.54	$12.91	$12.30	$11.07	$10.67	$10.69
Value at end of period	$11.65	$11.54	$12.91	$12.30	$11.07	$10.67
Number of accumulation units outstanding at end of period	0	0	0	0	704	500

CFI 234

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2014)
Value at beginning of period	$19.40
Value at end of period	$20.93
Number of accumulation units outstanding at end of period	541
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.08	$12.71	$10.74	$12.31	$9.94	$6.18	$12.14	$12.56	$11.57	$11.55
Value at end of period	$19.74	$18.08	$12.71	$10.74	$12.31	$9.94	$6.18	$12.14	$12.56	$11.57
Number of accumulation units outstanding at end of period	255	0	91	91	91	91	182	30	9,855	9,882
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.80	$10.36	$10.07
Value at end of period	$15.22	$13.80	$10.36
Number of accumulation units outstanding at end of period	351	267	177
DODGE & COX STOCK FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$17.93	$12.99	$12.62
Value at end of period	$19.45	$17.93	$12.99
Number of accumulation units outstanding at end of period	406	469	322
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.54	$16.53	$14.09	$16.56	$15.38	$11.24	$19.20	$16.40	$14.83
Value at end of period	$18.73	$19.54	$16.53	$14.09	$16.56	$15.38	$11.24	$19.20	$16.40
Number of accumulation units outstanding at end of period	2,247	1,043	175	0	4,926	191	0	0	472
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.34	$15.76	$13.77	$14.37	$12.47	$9.34	$16.54	$14.30	$13.02	$11.33
Value at end of period	$22.39	$20.34	$15.76	$13.77	$14.37	$12.47	$9.34	$16.54	$14.30	$13.02
Number of accumulation units outstanding at end of period	6,497	1,305	422	1,091	14,887	851	732	497	25,693	17,713
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.68	$12.45	$12.27
Value at end of period	$16.76	$15.68	$12.45
Number of accumulation units outstanding at end of period	1,466	223	147
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.47	$17.40	$15.58	$16.31	$14.90	$12.51	$17.34	$15.86	$13.09	$11.58
Value at end of period	$22.20	$21.47	$17.40	$15.58	$16.31	$14.90	$12.51	$17.34	$15.86	$13.09
Number of accumulation units outstanding at end of period	940	0	115	115	7,277	297	229	140	13,920	8,962
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during April 2006)
Value at beginning of period	$22.67	$16.89	$14.48	$15.28	$12.09	$9.50	$14.40	$14.98	$14.62
Value at end of period	$22.46	$22.67	$16.89	$14.48	$15.28	$12.09	$9.50	$14.40	$14.98
Number of accumulation units outstanding at end of period	222	809	112	0	47	0	0	0	54
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$19.42	$14.23	$13.04	$13.92	$11.00	$7.80	$12.77
Value at end of period	$20.58	$19.42	$14.23	$13.04	$13.92	$11.00	$7.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,839

CFI 235

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.89	$9.96	$8.64	$8.96	$7.98	$7.85
Value at end of period	$13.82	$12.89	$9.96	$8.64	$8.96	$7.98
Number of accumulation units outstanding at end of period	0	0	0	0	3,897	3,253
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.00	$14.13	$13.56
Value at end of period	$18.54	$18.00	$14.13
Number of accumulation units outstanding at end of period	1	1	48
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during June 2012)
Value at beginning of period	$23.49	$15.18	$15.13
Value at end of period	$23.86	$23.49	$15.18
Number of accumulation units outstanding at end of period	0	745	507
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during March 2005)
Value at beginning of period	$24.62	$18.70	$17.17	$18.27	$14.69	$11.49	$16.91	$15.55	$13.11	$11.48
Value at end of period	$24.72	$24.62	$18.70	$17.17	$18.27	$14.69	$11.49	$16.91	$15.55	$13.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	11,645	7,577
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.16	$16.16	$13.59	$14.96	$13.49	$13.29
Value at end of period	$20.47	$20.16	$16.16	$13.59	$14.96	$13.49
Number of accumulation units outstanding at end of period	25	44	119	0	159	122
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$34.46	$32.28	$27.12	$33.61	$26.87	$15.01	$29.02
Value at end of period	$32.32	$34.46	$32.28	$27.12	$33.61	$26.87	$15.01
Number of accumulation units outstanding at end of period	0	0	0	0	1,331	1,327	1,196
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during April 2013)
Value at beginning of period	$10.79	$11.53
Value at end of period	$10.65	$10.79
Number of accumulation units outstanding at end of period	0	51
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.19	$8.49	$7.71	$10.23	$9.09
Value at end of period	$7.04	$8.19	$8.49	$7.71	$10.23
Number of accumulation units outstanding at end of period	0	0	0	0	4,867
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.73	$15.12	$13.35	$13.79	$11.91	$7.46	$12.02	$11.41	$10.79
Value at end of period	$16.45	$16.73	$15.12	$13.35	$13.79	$11.91	$7.46	$12.02	$11.41
Number of accumulation units outstanding at end of period	0	0	0	0	2,764	0	444	0	1,212
ROYCE TOTAL RETURN FUND (K CLASS)
(Funds were first received in this option during December 2012)
Value at beginning of period	$18.06	$13.85	$13.60
Value at end of period	$17.99	$18.06	$13.85
Number of accumulation units outstanding at end of period	90	102	92

CFI 236

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$21.47	$16.61	$14.15	$15.13	$13.23	$9.18	$14.28	$14.45	$12.23	$11.55
Value at end of period	$23.32	$21.47	$16.61	$14.15	$15.13	$13.23	$9.18	$14.28	$14.45	$12.23
Number of accumulation units outstanding at end of period	0	0	487	713	1,014	577	493	283	16,478	18,041
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.51	$14.05	$11.84	$12.65	$11.45	$8.65	$14.41	$13.21	$12.09	$10.46
Value at end of period	$19.90	$18.51	$14.05	$11.84	$12.65	$11.45	$8.65	$14.41	$13.21	$12.09
Number of accumulation units outstanding at end of period	9,234	1,137	1,444	0	7,980	1,158	329	186	15,579	13,010
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.91	$14.54	$13.20	$12.72	$11.54	$9.43	$13.49	$13.22	$11.71
Value at end of period	$18.03	$16.91	$14.54	$13.20	$12.72	$11.54	$9.43	$13.49	$13.22
Number of accumulation units outstanding at end of period	0	0	0	0	7,849	0	262	0	4,868
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.96	$14.41	$13.54	$13.28	$12.51	$11.25	$11.42	$10.58	$10.30	$10.08
Value at end of period	$14.49	$13.96	$14.41	$13.54	$13.28	$12.51	$11.25	$11.42	$10.58	$10.30
Number of accumulation units outstanding at end of period	1,401	1,261	1,222	143	11,285	663	464	37	9,474	7,957
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.29	$12.44	$12.22
Value at end of period	$14.95	$14.29	$12.44
Number of accumulation units outstanding at end of period	13	15	9
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.05	$12.75	$12.00	$11.74	$10.30	$10.26
Value at end of period	$11.91	$12.05	$12.75	$12.00	$11.74	$10.30
Number of accumulation units outstanding at end of period	0	0	0	0	2,388	1,425
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.15	$13.57	$13.37	$12.60	$12.02	$11.60	$11.00	$10.53	$10.23	$10.01
Value at end of period	$13.62	$13.15	$13.57	$13.37	$12.60	$12.02	$11.60	$11.00	$10.53	$10.23
Number of accumulation units outstanding at end of period	2,491	0	0	0	11,470	0	0	0	17,001	13,840
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.92	$15.49	$15.39
Value at end of period	$21.69	$19.92	$15.49
Number of accumulation units outstanding at end of period	68	93	73
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.60	$11.94	$10.61	$10.80	$9.64	$7.96	$12.89	$12.49	$11.09	$10.70
Value at end of period	$17.46	$15.60	$11.94	$10.61	$10.80	$9.64	$7.96	$12.89	$12.49	$11.09
Number of accumulation units outstanding at end of period	1,720	1,339	1,060	311	4,522	299	287	209	563	52
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$19.42	$14.68	$12.69	$13.05	$11.10
Value at end of period	$20.92	$19.42	$14.68	$12.69	$13.05
Number of accumulation units outstanding at end of period	245	180	119	0	92
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$18.70	$13.33	$12.07	$12.36	$10.78
Value at end of period	$19.39	$18.70	$13.33	$12.07	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	1,461

CFI 237

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.84	$11.88	$10.93	$11.00	$10.66
Value at end of period	$13.39	$12.84	$11.88	$10.93	$11.00
Number of accumulation units outstanding at end of period	2,294	2,690	2,279	0	1,717
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.29	$12.39	$11.12	$11.46	$10.93
Value at end of period	$14.89	$14.29	$12.39	$11.12	$11.46
Number of accumulation units outstanding at end of period	2,782	1,755	1,169	0	1,360
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.17	$12.63	$11.12	$11.67	$11.07
Value at end of period	$15.84	$15.17	$12.63	$11.12	$11.67
Number of accumulation units outstanding at end of period	822	619	295	0	135
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.65	$12.80	$11.22	$11.88	$11.21
Value at end of period	$16.37	$15.65	$12.80	$11.22	$11.88
Number of accumulation units outstanding at end of period	1,197	1,182	1,752	0	93
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2013)
Value at beginning of period	$15.15	$14.55
Value at end of period	$15.87	$15.15
Number of accumulation units outstanding at end of period	158	20
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.28	$13.55	$13.48
Value at end of period	$13.95	$13.28	$13.55
Number of accumulation units outstanding at end of period	3,393	29	16
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.21	$13.44	$12.49	$11.81	$10.93	$9.96	$11.06	$10.61	$10.37	$10.22
Value at end of period	$13.86	$13.21	$13.44	$12.49	$11.81	$10.93	$9.96	$11.06	$10.61	$10.37
Number of accumulation units outstanding at end of period	0	8,036	0	1,233	1,207	1,190	3,727	988	857	168
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$9.55	$8.19
Value at end of period	$8.84	$9.55
Number of accumulation units outstanding at end of period	0	619
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.06	$12.59	$10.70	$12.74	$12.59	$10.03	$17.76	$15.86	$12.41	$11.49
Value at end of period	$14.13	$15.06	$12.59	$10.70	$12.74	$12.59	$10.03	$17.76	$15.86	$12.41
Number of accumulation units outstanding at end of period	0	0	0	472	1,770	386	328	195	1,047	80
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.22
Value at end of period	$17.21
Number of accumulation units outstanding at end of period	311
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$12.05	$9.90
Value at end of period	$13.04	$12.05
Number of accumulation units outstanding at end of period	1,641	1,072

CFI 238

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2014)
Value at beginning of period	$12.87
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	122
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.92	$10.09	$10.27	$10.46	$10.59
Value at end of period	$9.74	$9.92	$10.09	$10.27	$10.46
Number of accumulation units outstanding at end of period	290	0	0	0	2,359
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.72	$19.63	$17.25	$15.99	$12.71	$9.93	$15.52	$18.84	$14.03	$11.49
Value at end of period	$25.34	$19.72	$19.63	$17.25	$15.99	$12.71	$9.93	$15.52	$18.84	$14.03
Number of accumulation units outstanding at end of period	358	0	0	0	0	0	1,245	0	13,439	15,020
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.37	$10.28	$10.19
Value at end of period	$14.86	$13.37	$10.28
Number of accumulation units outstanding at end of period	1,647	1,354	168
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.78	$13.73
Value at end of period	$16.40	$14.78
Number of accumulation units outstanding at end of period	0	1,764
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.89	$11.63	$11.24
Value at end of period	$16.42	$15.89	$11.63
Number of accumulation units outstanding at end of period	89	89	89
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2006)
Value at beginning of period	$22.47	$16.52	$14.62	$15.18	$12.37	$9.82	$14.43	$13.81	$13.45
Value at end of period	$23.62	$22.47	$16.52	$14.62	$15.18	$12.37	$9.82	$14.43	$13.81
Number of accumulation units outstanding at end of period	266	9	64	0	446	173	0	0	113
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.05	$12.13	$11.05	$11.29	$10.76
Value at end of period	$13.60	$13.05	$12.13	$11.05	$11.29
Number of accumulation units outstanding at end of period	17,282	0	0	0	239
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.39	$12.56	$11.23	$11.75	$10.97
Value at end of period	$14.97	$14.39	$12.56	$11.23	$11.75
Number of accumulation units outstanding at end of period	23,780	0	0	0	270
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.13	$12.75	$11.24	$11.96	$11.13
Value at end of period	$15.75	$15.13	$12.75	$11.24	$11.96
Number of accumulation units outstanding at end of period	34,417	0	0	0	2,150

CFI 239

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.62	$12.84	$11.28	$12.07	$11.16
Value at end of period	$16.33	$15.62	$12.84	$11.28	$12.07
Number of accumulation units outstanding at end of period	19,094	0	0	0	118
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2014)
Value at beginning of period	$15.06
Value at end of period	$15.62
Number of accumulation units outstanding at end of period	5,246
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.36	$11.71	$10.83	$10.94	$10.49
Value at end of period	$12.88	$12.36	$11.71	$10.83	$10.94
Number of accumulation units outstanding at end of period	135	0	0	0	108
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$14.05	$12.97
Value at end of period	$14.77	$14.05
Number of accumulation units outstanding at end of period	0	2,235
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$14.85	$12.78
Value at end of period	$15.60	$14.85
Number of accumulation units outstanding at end of period	0	4,345
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$14.38	$12.86
Value at end of period	$15.12	$14.38
Number of accumulation units outstanding at end of period	0	8,511
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.49	$11.97	$11.71	$11.09	$11.27
Value at end of period	$11.95	$11.49	$11.97	$11.71	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	3,375
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.54	$17.38	$15.13	$15.83	$13.15	$12.86
Value at end of period	$25.02	$22.54	$17.38	$15.13	$15.83	$13.15
Number of accumulation units outstanding at end of period	0	0	0	0	17	9
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$24.15	$17.62	$14.92	$14.79	$11.84	$8.87	$15.30	$14.97
Value at end of period	$24.87	$24.15	$17.62	$14.92	$14.79	$11.84	$8.87	$15.30
Number of accumulation units outstanding at end of period	1,360	190	169	381	2,909	526	365	263
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.67	$12.59	$11.05	$10.23	$9.49
Value at end of period	$16.23	$12.67	$12.59	$11.05	$10.23
Number of accumulation units outstanding at end of period	0	0	0	0	4,574

CFI 240

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$14.68	$11.03	$9.96	$10.58	$9.57	$7.37	$7.23
Value at end of period	$16.34	$14.68	$11.03	$9.96	$10.58	$9.57	$7.37
Number of accumulation units outstanding at end of period	533	0	0	0	0	0	2
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.15	$10.97	$9.73	$10.13	$9.44
Value at end of period	$15.61	$15.15	$10.97	$9.73	$10.13
Number of accumulation units outstanding at end of period	0	0	0	0	3,344
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.48	$15.26	$13.49	$15.36	$12.13	$8.83	$14.71	$14.25
Value at end of period	$21.42	$20.48	$15.26	$13.49	$15.36	$12.13	$8.83	$14.71
Number of accumulation units outstanding at end of period	161	62	38	321	3,258	344	292	181
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.22	$12.92	$11.03	$11.42	$10.05	$7.92	$12.63	$13.09	$11.76
Value at end of period	$18.55	$17.22	$12.92	$11.03	$11.42	$10.05	$7.92	$12.63	$13.09
Number of accumulation units outstanding at end of period	0	0	0	0	746	0	0	0	741
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$22.28	$17.16	$14.49	$14.41	$11.88	$9.58	$14.49	$14.34	$13.24
Value at end of period	$25.29	$22.28	$17.16	$14.49	$14.41	$11.88	$9.58	$14.49	$14.34
Number of accumulation units outstanding at end of period	1,331	1,152	693	0	1,263	0	0	0	1,426
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.77	$14.20	$11.85	$13.10	$11.46	$8.34	$14.19	$13.52	$11.64	$10.03
Value at end of period	$17.90	$17.77	$14.20	$11.85	$13.10	$11.46	$8.34	$14.19	$13.52	$11.64
Number of accumulation units outstanding at end of period	82	73	45	468	1,779	461	447	307	2,929	114
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.53	$15.37	$13.62	$13.42	$12.79
Value at end of period	$20.49	$18.53	$15.37	$13.62	$13.42
Number of accumulation units outstanding at end of period	3,473	1,492	1,334	0	7,389
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$18.16
Value at end of period	$19.59
Number of accumulation units outstanding at end of period	248
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$19.52	$14.67	$14.35
Value at end of period	$21.51	$19.52	$14.67
Number of accumulation units outstanding at end of period	329	257	166
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.45	$13.64	$11.80	$12.07	$10.65	$8.64	$13.63	$13.41	$12.02
Value at end of period	$18.49	$17.45	$13.64	$11.80	$12.07	$10.65	$8.64	$13.63	$13.41
Number of accumulation units outstanding at end of period	0	0	0	0	1,358	0	0	0	1,007

CFI 241

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.36	$14.12	$12.06	$12.38	$10.76	$7.65	$13.44	$12.42	$11.13	$10.64
Value at end of period	$20.72	$19.36	$14.12	$12.06	$12.38	$10.76	$7.65	$13.44	$12.42	$11.13
Number of accumulation units outstanding at end of period	0	0	0	525	2,179	497	467	344	1,449	151
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.48	$10.54	$10.08
Value at end of period	$11.47	$12.48	$10.54
Number of accumulation units outstanding at end of period	13	18	11
WANGER INTERNATIONAL
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.36	$10.25	$8.56	$10.18	$8.69
Value at end of period	$11.64	$12.36	$10.25	$8.56	$10.18
Number of accumulation units outstanding at end of period	0	0	0	0	4,112
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$16.76	$12.91	$11.67	$11.08	$9.94	$8.49	$12.90	$12.61	$10.87	$10.67
Value at end of period	$18.33	$16.76	$12.91	$11.67	$11.08	$9.94	$8.49	$12.90	$12.61	$10.87
Number of accumulation units outstanding at end of period	0	0	0	574	3,309	498	445	339	25,205	20,469
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$20.64	$15.18	$13.59	$14.11	$11.69	$9.14	$13.60	$15.03	$12.57	$11.56
Value at end of period	$21.82	$20.64	$15.18	$13.59	$14.11	$11.69	$9.14	$13.60	$15.03	$12.57
Number of accumulation units outstanding at end of period	0	0	0	259	250	254	241	147	135	56

TABLE 28
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.07	$12.16	$10.50	$10.10	$9.07	$7.62	$11.81
Value at end of period	$17.22	$16.07	$12.16	$10.50	$10.10	$9.07	$7.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	325	212
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$24.29	$18.75	$17.26	$17.17	$13.96	$11.56
Value at end of period	$24.30	$24.29	$18.75	$17.26	$17.17	$13.96
Number of accumulation units outstanding at end of period	0	0	0	31	2,044	7,890
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.84	$14.76	$13.48	$13.97
Value at end of period	$20.02	$17.84	$14.76	$13.48
Number of accumulation units outstanding at end of period	2,628	1,292	0	2,165
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$18.48
Value at end of period	$19.64
Number of accumulation units outstanding at end of period	200

CFI 242

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.32	$13.63	$12.14	$11.89	$10.70	$8.98	$12.29	$11.73	$10.67	$10.29
Value at end of period	$17.47	$16.32	$13.63	$12.14	$11.89	$10.70	$8.98	$12.29	$11.73	$10.67
Number of accumulation units outstanding at end of period	710	715	668	662	8,672	54,589	19,031	21,632	8,816	8,483
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.58	$13.62	$11.61	$12.74	$10.84	$6.76	$10.83
Value at end of period	$20.82	$19.58	$13.62	$11.61	$12.74	$10.84	$6.76
Number of accumulation units outstanding at end of period	0	412	518	82	86	684	355
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.99	$12.65	$10.70	$12.27	$9.91	$6.17	$12.12	$12.54	$11.56	$11.38
Value at end of period	$19.63	$17.99	$12.65	$10.70	$12.27	$9.91	$6.17	$12.12	$12.54	$11.56
Number of accumulation units outstanding at end of period	0	271	243	193	133	721	210	1,057	739	444
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.76	$10.34	$9.02	$9.57	$7.90	$6.07	$5.94
Value at end of period	$15.17	$13.76	$10.34	$9.02	$9.57	$7.90	$6.07
Number of accumulation units outstanding at end of period	0	0	36	0	3,832	1,137	178
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2010)
Value at beginning of period	$19.58	$14.94	$12.90	$14.11	$12.98
Value at end of period	$20.38	$19.58	$14.94	$12.90	$14.11
Number of accumulation units outstanding at end of period	15	0	0	0	11
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.27	$11.51	$9.69	$11.48
Value at end of period	$14.02	$14.27	$11.51	$9.69
Number of accumulation units outstanding at end of period	0	0	0	149
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.45	$16.46	$14.03	$16.51	$15.34	$11.21	$19.16	$16.38	$13.67	$11.28
Value at end of period	$18.63	$19.45	$16.46	$14.03	$16.51	$15.34	$11.21	$19.16	$16.38	$13.67
Number of accumulation units outstanding at end of period	595	1,779	2,104	3,840	8,915	17,273	11,907	16,233	5,107	3,149
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$18.16
Value at end of period	$18.97
Number of accumulation units outstanding at end of period	9,278
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.24	$15.69	$13.72	$14.32	$12.43	$9.32	$16.50	$14.28	$13.01	$11.12
Value at end of period	$22.27	$20.24	$15.69	$13.72	$14.32	$12.43	$9.32	$16.50	$14.28	$13.01
Number of accumulation units outstanding at end of period	42	5,661	6,451	7,925	14,251	43,339	30,122	30,195	16,812	7,409
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.60	$12.39	$10.75	$10.83	$9.57	$7.48	$13.28	$14.02
Value at end of period	$16.67	$15.60	$12.39	$10.75	$10.83	$9.57	$7.48	$13.28
Number of accumulation units outstanding at end of period	0	776	735	544	486	2,379	3,199	2,630

CFI 243

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.82	$11.81	$10.48	$9.59
Value at end of period	$17.31	$15.82	$11.81	$10.48
Number of accumulation units outstanding at end of period	41	41	41	42
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during April 2007)
Value at beginning of period	$21.36	$17.32	$15.52	$16.25	$14.86	$12.48	$17.31	$17.21
Value at end of period	$22.08	$21.36	$17.32	$15.52	$16.25	$14.86	$12.48	$17.31
Number of accumulation units outstanding at end of period	423	934	1,107	460	330	2,862	1,521	1,357
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2007)
Value at beginning of period	$22.56	$16.81	$14.43	$15.22	$12.06	$9.48	$14.38	$16.56
Value at end of period	$22.34	$22.56	$16.81	$14.43	$15.22	$12.06	$9.48	$14.38
Number of accumulation units outstanding at end of period	0	0	0	2,375	2,280	2,342	1,304	809
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.33	$14.17	$12.99	$13.87	$10.97	$7.78	$13.74	$12.50	$11.81	$11.45
Value at end of period	$20.47	$19.33	$14.17	$12.99	$13.87	$10.97	$7.78	$13.74	$12.50	$11.81
Number of accumulation units outstanding at end of period	0	0	0	0	1	10,534	507	8,938	7,927	6,834
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.86	$9.94	$8.63	$8.94	$7.97	$6.08	$5.97
Value at end of period	$13.77	$12.86	$9.94	$8.63	$8.94	$7.97	$6.08
Number of accumulation units outstanding at end of period	581	0	914	0	9,859	538	308
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$54.35	$38.71	$32.54	$31.71	$30.76	$24.50	$34.74	$31.66	$29.36
Value at end of period	$64.44	$54.35	$38.71	$32.54	$31.71	$30.76	$24.50	$34.74	$31.66
Number of accumulation units outstanding at end of period	96	96	96	97	0	444	303	524	182
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$17.91	$14.07	$12.94	$14.01	$12.64	$9.86	$10.10
Value at end of period	$18.44	$17.91	$14.07	$12.94	$14.01	$12.64	$9.86
Number of accumulation units outstanding at end of period	0	0	60	21	4	108	1,565
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$25.74
Value at end of period	$26.70
Number of accumulation units outstanding at end of period	344
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$22.05
Value at end of period	$23.92
Number of accumulation units outstanding at end of period	870
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.97
Value at end of period	$17.83
Number of accumulation units outstanding at end of period	573

CFI 244

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.49	$13.63	$12.09	$12.78	$10.34	$8.29	$13.90	$14.05	$12.70	$11.57
Value at end of period	$19.21	$17.49	$13.63	$12.09	$12.78	$10.34	$8.29	$13.90	$14.05	$12.70
Number of accumulation units outstanding at end of period	0	0	0	1,059	926	12,173	31	10,196	9,120	7,994
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$24.50	$18.61	$17.10	$18.20	$14.65	$11.46	$16.88	$15.53	$15.84
Value at end of period	$24.58	$24.50	$18.61	$17.10	$18.20	$14.65	$11.46	$16.88	$15.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,694	7,891	6,650	105
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.41
Value at end of period	$17.09
Number of accumulation units outstanding at end of period	133
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.77	$10.89	$10.00	$10.49	$8.71	$8.31
Value at end of period	$16.02	$14.77	$10.89	$10.00	$10.49	$8.71
Number of accumulation units outstanding at end of period	0	0	0	112	6	41
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.06	$16.08	$13.54	$14.91	$13.45	$9.94	$16.27	$15.92
Value at end of period	$20.36	$20.06	$16.08	$13.54	$14.91	$13.45	$9.94	$16.27
Number of accumulation units outstanding at end of period	0	0	0	1,809	5,974	1,952	242	0
OPPENHEIMER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.03	$11.03	$9.85	$10.16	$9.46	$6.69	$12.56	$11.79
Value at end of period	$15.90	$14.03	$11.03	$9.85	$10.16	$9.46	$6.69	$12.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,248	4,562	2,117
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2006)
Value at beginning of period	$34.29	$32.14	$27.01	$33.50	$26.79	$14.97	$29.26	$22.20	$19.82
Value at end of period	$32.14	$34.29	$32.14	$27.01	$33.50	$26.79	$14.97	$29.26	$22.20
Number of accumulation units outstanding at end of period	742	0	48	101	75	10,922	2,042	953	0
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during June 2007)
Value at beginning of period	$19.05	$15.23	$12.78	$14.18	$12.45	$9.06	$15.42	$15.85
Value at end of period	$19.15	$19.05	$15.23	$12.78	$14.18	$12.45	$9.06	$15.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.81	$11.45	$10.50	$10.99
Value at end of period	$10.68	$10.81	$11.45	$10.50
Number of accumulation units outstanding at end of period	35	0	0	28
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.65	$12.79	$11.67	$12.07	$10.96	$9.17	$13.45	$13.01
Value at end of period	$15.58	$14.65	$12.79	$11.67	$12.07	$10.96	$9.17	$13.45
Number of accumulation units outstanding at end of period	0	0	0	167	167	174	715	4

CFI 245

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.27	$14.85	$13.88	$12.63	$11.87	$10.42
Value at end of period	$13.46	$13.27	$14.85	$13.88	$12.63	$11.87
Number of accumulation units outstanding at end of period	998	335	0	2,814	1,153	5,691
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.16	$8.47	$7.69	$10.21	$8.96	$8.81
Value at end of period	$7.02	$8.16	$8.47	$7.69	$10.21	$8.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	206
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.65	$15.06	$13.30	$13.75	$11.87	$7.44	$12.00	$11.40	$10.47	$9.93
Value at end of period	$16.36	$16.65	$15.06	$13.30	$13.75	$11.87	$7.44	$12.00	$11.40	$10.47
Number of accumulation units outstanding at end of period	37	36	37	1,111	3,141	7,241	5,641	1,938	56	43
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$12.38
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	111
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$21.36	$16.54	$14.09	$15.08	$13.19	$9.16	$9.43
Value at end of period	$23.19	$21.36	$16.54	$14.09	$15.08	$13.19	$9.16
Number of accumulation units outstanding at end of period	0	52	0	0	0	0	312
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.73	$14.16	$12.13	$14.12	$13.21	$8.96	$16.89	$14.63	$12.39	$12.21
Value at end of period	$15.58	$17.73	$14.16	$12.13	$14.12	$13.21	$8.96	$16.89	$14.63	$12.39
Number of accumulation units outstanding at end of period	0	0	197	0	0	7,686	3,135	7,694	8,059	7,673
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.41	$13.99	$11.80	$12.61	$11.41	$8.62	$14.39	$13.19	$12.08	$10.42
Value at end of period	$19.79	$18.41	$13.99	$11.80	$12.61	$11.41	$8.62	$14.39	$13.19	$12.08
Number of accumulation units outstanding at end of period	1,843	8,301	6,844	11,996	16,013	57,222	27,135	45,965	25,196	14,688
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.82	$14.48	$13.15	$12.67	$11.51	$9.40	$13.46	$13.20	$11.16	$10.77
Value at end of period	$17.93	$16.82	$14.48	$13.15	$12.67	$11.51	$9.40	$13.46	$13.20	$11.16
Number of accumulation units outstanding at end of period	0	0	0	2,837	2,820	1,336	1,157	195	5,132	26
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$17.76	$14.00	$12.25	$12.02	$11.21	$9.01	$14.38	$15.42
Value at end of period	$19.13	$17.76	$14.00	$12.25	$12.02	$11.21	$9.01	$14.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,275	819
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$18.53	$14.53	$13.06	$12.08	$10.74	$9.38	$13.84	$14.22
Value at end of period	$20.24	$18.53	$14.53	$13.06	$12.08	$10.74	$9.38	$13.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,468	972

CFI 246

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$21.47	$14.94	$13.29	$13.36	$10.34	$7.57	$12.75	$13.61
Value at end of period	$21.76	$21.47	$14.94	$13.29	$13.36	$10.34	$7.57	$12.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,269	2,565
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.89	$14.35	$13.48	$13.23	$12.47	$11.22	$11.40	$10.56	$10.29	$10.28
Value at end of period	$14.41	$13.89	$14.35	$13.48	$13.23	$12.47	$11.22	$11.40	$10.56	$10.29
Number of accumulation units outstanding at end of period	992	3	970	5,735	16,339	36,993	15,029	20,611	9,009	7,576
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.02	$17.09	$14.75	$15.01	$13.52	$10.47
Value at end of period	$23.85	$22.02	$17.09	$14.75	$15.01	$13.52
Number of accumulation units outstanding at end of period	0	0	0	0	993	66
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.01	$12.71	$11.97	$11.72	$10.28	$8.59	$8.22
Value at end of period	$11.86	$12.01	$12.71	$11.97	$11.72	$10.28	$8.59
Number of accumulation units outstanding at end of period	0	3	0	865	1,607	3,037	344
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$20.50
Value at end of period	$20.79
Number of accumulation units outstanding at end of period	14
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.09	$13.51	$13.31	$12.56	$11.99	$11.57	$10.98	$10.65
Value at end of period	$13.55	$13.09	$13.51	$13.31	$12.56	$11.99	$11.57	$10.98
Number of accumulation units outstanding at end of period	37	2,321	2,852	2,634	8,894	3,265	15,587	12,299
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.95	$12.42	$10.91	$11.13	$9.46
Value at end of period	$17.37	$15.95	$12.42	$10.91	$11.13
Number of accumulation units outstanding at end of period	0	0	0	72	65
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.87	$15.47	$13.59	$13.86	$12.35	$11.24
Value at end of period	$21.63	$19.87	$15.47	$13.59	$13.86	$12.35
Number of accumulation units outstanding at end of period	0	0	0	53	0	1,875
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$16.32	$15.68	$13.95	$13.55	$12.04	$8.18	$10.71	$10.67
Value at end of period	$16.27	$16.32	$15.68	$13.95	$13.55	$12.04	$8.18	$10.71
Number of accumulation units outstanding at end of period	0	0	0	0	388	0	0	9
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.52	$11.89	$10.57	$10.76	$9.61	$7.94	$12.87	$12.47	$11.07	$10.59
Value at end of period	$17.37	$15.52	$11.89	$10.57	$10.76	$9.61	$7.94	$12.87	$12.47	$11.07
Number of accumulation units outstanding at end of period	38	56	413	1,218	543	8,987	2,167	5,292	10,853	3,482

CFI 247

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.32	$14.61	$12.64	$13.01	$10.86	$8.39	$13.67	$13.19	$12.27	$11.41
Value at end of period	$20.80	$19.32	$14.61	$12.64	$13.01	$10.86	$8.39	$13.67	$13.19	$12.27
Number of accumulation units outstanding at end of period	2,253	1,009	0	3,429	1,785	3,635	12,520	9,979	3,238	6
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.61	$13.27	$12.02	$12.32	$10.21	$8.32	$12.75	$13.83	$12.37	$11.10
Value at end of period	$19.28	$18.61	$13.27	$12.02	$12.32	$10.21	$8.32	$12.75	$13.83	$12.37
Number of accumulation units outstanding at end of period	0	0	215	2,202	2,419	5,354	4,441	4,041	774	7
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.82	$11.86	$10.92	$11.00	$10.65
Value at end of period	$13.36	$12.82	$11.86	$10.92	$11.00
Number of accumulation units outstanding at end of period	0	45	182	1,324	3,726
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.27	$12.37	$11.11	$11.46	$10.93
Value at end of period	$14.85	$14.27	$12.37	$11.11	$11.46
Number of accumulation units outstanding at end of period	3,037	0	0	50	14,366
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.15	$12.61	$11.11	$11.66	$11.07
Value at end of period	$15.80	$15.15	$12.61	$11.11	$11.66
Number of accumulation units outstanding at end of period	216	0	0	409	8,911
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.62	$12.78	$11.21	$11.87	$11.21
Value at end of period	$16.33	$15.62	$12.78	$11.21	$11.87
Number of accumulation units outstanding at end of period	5,560	0	0	1,575	1,851
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2014)
Value at beginning of period	$15.77
Value at end of period	$15.84
Number of accumulation units outstanding at end of period	611
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.21	$13.49	$12.56	$11.82	$10.92	$9.81	$11.05	$10.59	$10.28
Value at end of period	$13.88	$13.21	$13.49	$12.56	$11.82	$10.92	$9.81	$11.05	$10.59
Number of accumulation units outstanding at end of period	8	3,185	3,668	4,364	2,800	3,732	6,109	9,777	4,216
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.14	$13.38	$12.44	$11.77	$10.90	$9.94	$11.04	$10.59	$10.36	$10.36
Value at end of period	$13.78	$13.14	$13.38	$12.44	$11.77	$10.90	$9.94	$11.04	$10.59	$10.36
Number of accumulation units outstanding at end of period	673	156	36	1,284	7,492	5,855	15,306	14,642	829	2
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.52	$7.96	$6.82	$7.89	$7.43	$6.85
Value at end of period	$8.81	$9.52	$7.96	$6.82	$7.89	$7.43
Number of accumulation units outstanding at end of period	172	0	0	0	0	218

CFI 248

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.99	$12.53	$10.65	$12.70	$12.56	$12.72
Value at end of period	$14.06	$14.99	$12.53	$10.65	$12.70	$12.56
Number of accumulation units outstanding at end of period	72	74	0	802	805	23
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.00	$9.33	$8.27	$8.13	$6.92	$6.25	$9.10	$9.27
Value at end of period	$12.99	$12.00	$9.33	$8.27	$8.13	$6.92	$6.25	$9.10
Number of accumulation units outstanding at end of period	0	1,499	587	6,910	312	3,070	0	601
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$9.87	$10.05	$10.23	$10.42	$10.59	$10.76	$10.67
Value at end of period	$9.69	$9.87	$10.05	$10.23	$10.42	$10.59	$10.76
Number of accumulation units outstanding at end of period	0	30	713	0	1,987	34	0
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.83	$15.64	$13.19	$16.24	$13.21	$9.21	$19.37	$17.82	$14.73
Value at end of period	$18.37	$19.83	$15.64	$13.19	$16.24	$13.21	$9.21	$19.37	$17.82
Number of accumulation units outstanding at end of period	0	0	118	767	656	1	0	480	311
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.23	$10.30	$9.48	$10.08	$8.83	$7.21	$11.21	$11.41
Value at end of period	$15.00	$13.23	$10.30	$9.48	$10.08	$8.83	$7.21	$11.21
Number of accumulation units outstanding at end of period	0	0	0	0	9	5	0	1,165
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.63	$19.55	$17.18	$15.93	$12.67	$9.91	$15.49	$18.81	$15.50
Value at end of period	$25.20	$19.63	$19.55	$17.18	$15.93	$12.67	$9.91	$15.49	$18.81
Number of accumulation units outstanding at end of period	142	540	396	321	215	4,687	3,493	1,593	35
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.86	$16.06	$14.24	$13.89	$12.52	$10.70
Value at end of period	$23.21	$20.86	$16.06	$14.24	$13.89	$12.52
Number of accumulation units outstanding at end of period	0	0	69	59	48	34
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.33	$10.26	$9.02	$8.94	$8.09	$7.66
Value at end of period	$14.81	$13.33	$10.26	$9.02	$8.94	$8.09
Number of accumulation units outstanding at end of period	459	1,182	1,050	889	898	725
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2007)
Value at beginning of period	$22.35	$16.45	$14.56	$15.13	$12.33	$9.80	$14.40	$14.60
Value at end of period	$23.50	$22.35	$16.45	$14.56	$15.13	$12.33	$9.80	$14.40
Number of accumulation units outstanding at end of period	1,632	2,461	82	3,528	874	2,400	1,857	1,660
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.03	$12.12	$11.04	$11.29	$10.78
Value at end of period	$13.57	$13.03	$12.12	$11.04	$11.29
Number of accumulation units outstanding at end of period	20,799	34,630	21,346	31,685	43,142

CFI 249

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.36	$12.54	$11.22	$11.75	$11.04
Value at end of period	$14.93	$14.36	$12.54	$11.22	$11.75
Number of accumulation units outstanding at end of period	35,217	35,864	31,800	35,131	41,427
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.10	$12.73	$11.23	$11.95	$11.20
Value at end of period	$15.71	$15.10	$12.73	$11.23	$11.95
Number of accumulation units outstanding at end of period	20,962	39,806	30,108	33,097	34,708
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.59	$12.82	$11.27	$12.07	$11.25
Value at end of period	$16.29	$15.59	$12.82	$11.27	$12.07
Number of accumulation units outstanding at end of period	17,388	25,892	13,605	25,477	32,715
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.89	$12.23	$10.75	$12.06
Value at end of period	$15.59	$14.89	$12.23	$10.75
Number of accumulation units outstanding at end of period	4,033	2,261	179	65
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.33	$11.70	$10.82	$10.94	$10.49
Value at end of period	$12.85	$12.33	$11.70	$10.82	$10.94
Number of accumulation units outstanding at end of period	4,355	3,890	720	3,225	7,474
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.98	$12.66	$11.44	$11.41	$10.43	$8.98	$11.93	$11.45	$10.72	$10.66
Value at end of period	$14.69	$13.98	$12.66	$11.44	$11.41	$10.43	$8.98	$11.93	$11.45	$10.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	23,985	5,749	4,233	1,694	1,480
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.78	$12.26	$10.82	$11.32	$10.16	$8.23	$13.07	$12.64	$11.33	$11.13
Value at end of period	$15.52	$14.78	$12.26	$10.82	$11.32	$10.16	$8.23	$13.07	$12.64	$11.33
Number of accumulation units outstanding at end of period	0	0	0	0	1	40,575	4,983	8,964	5,632	4,525
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.31	$12.46	$11.13	$11.37	$10.30	$8.58	$12.53	$12.06	$11.01	$10.89
Value at end of period	$15.04	$14.31	$12.46	$11.13	$11.37	$10.30	$8.58	$12.53	$12.06	$11.01
Number of accumulation units outstanding at end of period	1,131	804	0	0	0	18,510	3,690	8,017	6,388	6,911
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$22.43	$17.30	$15.07	$15.78	$13.11	$9.79	$13.51	$14.11	$12.39	$12.18
Value at end of period	$24.89	$22.43	$17.30	$15.07	$15.78	$13.11	$9.79	$13.51	$14.11	$12.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	8,633	268	7,399	6,267	5,455
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.03	$17.54	$14.86	$14.73	$11.81	$8.85	$15.27	$14.59	$12.83	$11.67
Value at end of period	$24.74	$24.03	$17.54	$14.86	$14.73	$11.81	$8.85	$15.27	$14.59	$12.83
Number of accumulation units outstanding at end of period	193	703	691	1,531	3,385	17,037	1,596	4,040	4,043	3,923

CFI 250

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.62	$12.55	$11.02	$10.21	$8.09	$6.04	$9.97	$10.29
Value at end of period	$16.16	$12.62	$12.55	$11.02	$10.21	$8.09	$6.04	$9.97
Number of accumulation units outstanding at end of period	0	0	0	1,356	2,361	3,187	70	62
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.60	$10.99	$9.92	$10.55	$9.54	$7.35	$12.25	$12.41
Value at end of period	$16.25	$14.60	$10.99	$9.92	$10.55	$9.54	$7.35	$12.25
Number of accumulation units outstanding at end of period	0	753	1,831	534	713	1,044	211	130
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$15.10	$10.93	$9.70	$10.11	$8.18	$6.65	$6.38
Value at end of period	$15.54	$15.10	$10.93	$9.70	$10.11	$8.18	$6.65
Number of accumulation units outstanding at end of period	0	0	0	0	126	92	65
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.39	$15.20	$13.45	$15.32	$12.10	$8.82	$14.70	$14.23
Value at end of period	$21.32	$20.39	$15.20	$13.45	$15.32	$12.10	$8.82	$14.70
Number of accumulation units outstanding at end of period	1,217	0	0	781	3,680	3,399	1,663	868
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.14	$12.87	$10.99	$11.38	$10.02	$7.90	$12.60	$13.07	$11.77
Value at end of period	$18.45	$17.14	$12.87	$10.99	$11.38	$10.02	$7.90	$12.60	$13.07
Number of accumulation units outstanding at end of period	0	3	0	72	78	8,633	3,542	4,060	508
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.20	$14.21	$12.10	$15.03	$12.67	$7.50	$15.61	$15.67
Value at end of period	$13.13	$13.20	$14.21	$12.10	$15.03	$12.67	$7.50	$15.61
Number of accumulation units outstanding at end of period	0	0	968	982	1,329	2,311	145	7
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$22.17	$17.09	$14.43	$14.36	$11.84	$9.55	$14.46	$15.33
Value at end of period	$25.16	$22.17	$17.09	$14.43	$14.36	$11.84	$9.55	$14.46
Number of accumulation units outstanding at end of period	266	2	144	1,420	2,009	9,048	1,066	1,072
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.69	$14.14	$11.81	$13.06	$11.43	$8.32	$14.17	$13.51	$11.64	$9.94
Value at end of period	$17.81	$17.69	$14.14	$11.81	$13.06	$11.43	$8.32	$14.17	$13.51	$11.64
Number of accumulation units outstanding at end of period	1,551	1,197	807	3,417	2,327	6,662	14,030	13,847	651	124
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.20	$16.46	$14.41	$14.75	$12.59	$7.66	$11.02	$11.21
Value at end of period	$17.98	$18.20	$16.46	$14.41	$14.75	$12.59	$7.66	$11.02
Number of accumulation units outstanding at end of period	4,880	5,043	0	5,627	524	1,780	1,393	178
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.45	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69	$12.90
Value at end of period	$20.39	$18.45	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69
Number of accumulation units outstanding at end of period	1,613	921	615	1,191	7,975	5,905	892	532

CFI 251

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2007)
Value at beginning of period	$17.68	$13.26	$11.57	$12.18	$9.61	$6.65	$11.86	$11.32
Value at end of period	$19.51	$17.68	$13.26	$11.57	$12.18	$9.61	$6.65	$11.86
Number of accumulation units outstanding at end of period	0	272	258	218	226	4,375	3,353	3,208
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.36	$13.58	$11.75	$12.03	$10.62	$8.62	$13.60	$13.39	$11.41	$10.89
Value at end of period	$18.38	$17.36	$13.58	$11.75	$12.03	$10.62	$8.62	$13.60	$13.39	$11.41
Number of accumulation units outstanding at end of period	8,762	8,238	0	9,409	11,865	26,325	7,769	18,935	13,085	11,174
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.27	$14.06	$12.02	$12.34	$10.73	$7.63	$13.41	$12.40	$10.83
Value at end of period	$20.61	$19.27	$14.06	$12.02	$12.34	$10.73	$7.63	$13.41	$12.40
Number of accumulation units outstanding at end of period	0	65	0	0	71	16	0	1,327	1,141
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.55	$13.80	$12.95
Value at end of period	$15.16	$15.55	$13.80
Number of accumulation units outstanding at end of period	0	0	565
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.43	$10.51	$8.98	$10.53
Value at end of period	$11.42	$12.43	$10.51	$8.98
Number of accumulation units outstanding at end of period	1,320	292	0	1,537
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$19.87	$15.41	$12.83	$13.78	$12.96	$9.92	$16.68	$16.96
Value at end of period	$19.07	$19.87	$15.41	$12.83	$13.78	$12.96	$9.92	$16.68
Number of accumulation units outstanding at end of period	0	0	0	0	21	3,277	31	13
WANGER INTERNATIONAL
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.32	$10.22	$8.54	$10.16	$8.26	$8.16
Value at end of period	$11.59	$12.32	$10.22	$8.54	$10.16	$8.26
Number of accumulation units outstanding at end of period	0	0	0	0	2,876	982
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.67	$12.86	$11.63	$11.05	$9.91	$8.47	$12.88	$12.60	$10.86	$10.38
Value at end of period	$18.23	$16.67	$12.86	$11.63	$11.05	$9.91	$8.47	$12.88	$12.60	$10.86
Number of accumulation units outstanding at end of period	0	0	18	1,014	834	3,232	7,889	7,814	4,106	15

CFI 252

Condensed Financial Information (continued)

TABLE 29
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$24.17	$18.67	$17.20	$17.11	$13.92	$10.56
Value at end of period	$24.17	$24.17	$18.67	$17.20	$17.11	$13.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	371
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.80	$14.73	$13.47	$13.95	$12.34
Value at end of period	$19.96	$17.80	$14.73	$13.47	$13.95
Number of accumulation units outstanding at end of period	208	559	888	0	2,017
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$18.24	$14.30	$13.53
Value at end of period	$19.58	$18.24	$14.30
Number of accumulation units outstanding at end of period	0	453	63
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$16.24	$13.57	$12.09	$11.85	$10.66	$8.96	$12.26	$11.71	$10.66	$10.51
Value at end of period	$17.37	$16.24	$13.57	$12.09	$11.85	$10.66	$8.96	$12.26	$11.71	$10.66
Number of accumulation units outstanding at end of period	799	825	882	1,071	1,157	4,337	593	1,112	3,751	5,382
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.48	$13.56	$11.56	$12.70	$10.80	$6.75	$11.59	$11.96	$11.68
Value at end of period	$20.71	$19.48	$13.56	$11.56	$12.70	$10.80	$6.75	$11.59	$11.96
Number of accumulation units outstanding at end of period	0	0	0	0	1,372	1,588	1,346	35	4
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.91	$12.59	$10.65	$12.23	$9.88	$6.15	$12.10	$12.53	$12.20
Value at end of period	$19.52	$17.91	$12.59	$10.65	$12.23	$9.88	$6.15	$12.10	$12.53
Number of accumulation units outstanding at end of period	0	0	0	0	1,558	1,592	1,638	67	38
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.72	$10.32	$9.00	$9.55	$7.90	$5.03
Value at end of period	$15.12	$13.72	$10.32	$9.00	$9.55	$7.90
Number of accumulation units outstanding at end of period	96	97	98	108	0	36
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2012)
Value at beginning of period	$19.53	$14.91	$13.80
Value at end of period	$20.33	$19.53	$14.91
Number of accumulation units outstanding at end of period	0	11	6
EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$19.35	$16.38	$13.97	$16.45	$15.29	$11.18	$19.13	$16.36	$13.66	$11.47
Value at end of period	$18.53	$19.35	$16.38	$13.97	$16.45	$15.29	$11.18	$19.13	$16.36	$13.66
Number of accumulation units outstanding at end of period	2,101	2,508	2,441	2,408	4,873	10,688	4,073	6,091	7,371	137

CFI 253

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.59	$13.50	$13.22
Value at end of period	$18.92	$17.59	$13.50
Number of accumulation units outstanding at end of period	1,223	8,047	4,137
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.14	$15.62	$13.66	$14.27	$12.39	$9.30	$16.47	$14.26	$13.00	$11.32
Value at end of period	$22.14	$20.14	$15.62	$13.66	$14.27	$12.39	$9.30	$16.47	$14.26	$13.00
Number of accumulation units outstanding at end of period	6,146	6,189	5,717	6,041	12,891	24,145	9,538	6,053	8,352	4,654
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.52	$12.33	$10.71	$10.80	$9.55	$7.46	$13.25	$13.29	$12.92
Value at end of period	$16.58	$15.52	$12.33	$10.71	$10.80	$9.55	$7.46	$13.25	$13.29
Number of accumulation units outstanding at end of period	95	169	1,362	3,390	3,569	3,394	2,702	437	109
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.75	$11.76	$10.44	$10.61	$8.70	$6.90	$13.30	$10.67	$10.17	$9.54
Value at end of period	$17.21	$15.75	$11.76	$10.44	$10.61	$8.70	$6.90	$13.30	$10.67	$10.17
Number of accumulation units outstanding at end of period	0	0	0	1,009	0	0	0	0	0	4,145
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2006)
Value at beginning of period	$21.26	$17.24	$15.46	$16.19	$14.82	$12.45	$17.27	$15.81	$15.11
Value at end of period	$21.96	$21.26	$17.24	$15.46	$16.19	$14.82	$12.45	$17.27	$15.81
Number of accumulation units outstanding at end of period	0	187	25	0	0	0	662	408	113
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during May 2008)
Value at beginning of period	$22.44	$16.74	$14.37	$15.17	$12.02	$9.46	$15.06
Value at end of period	$22.21	$22.44	$16.74	$14.37	$15.17	$12.02	$9.46
Number of accumulation units outstanding at end of period	475	427	67	72	542	541	440
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
Value at beginning of period	$19.23	$14.10	$12.94	$13.82	$10.93	$7.76	$13.72	$12.48	$11.80	$10.84
Value at end of period	$20.35	$19.23	$14.10	$12.94	$13.82	$10.93	$7.76	$13.72	$12.48	$11.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	19	27	38
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.82	$9.92	$8.61	$8.93	$7.97	$5.73
Value at end of period	$13.73	$12.82	$9.92	$8.61	$8.93	$7.97
Number of accumulation units outstanding at end of period	0	473	294	0	0	871
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$54.12	$38.57	$32.44	$31.62	$30.70	$24.46	$34.69	$31.63	$30.81	$29.56
Value at end of period	$64.14	$54.12	$38.57	$32.44	$31.62	$30.70	$24.46	$34.69	$31.63	$30.81
Number of accumulation units outstanding at end of period	0	0	0	0	85	78	102	2	0	1,020
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.82	$14.01	$12.89	$13.96	$12.60	$9.37
Value at end of period	$18.34	$17.82	$14.01	$12.89	$13.96	$12.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	805
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2012)
Value at beginning of period	$25.25	$17.79	$16.04
Value at end of period	$26.62	$25.25	$17.79
Number of accumulation units outstanding at end of period	0	246	125

CFI 254

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$16.90	$12.57	$12.40
Value at end of period	$17.79	$16.90	$12.57
Number of accumulation units outstanding at end of period	4,543	4,593	3,394
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
Value at beginning of period	$17.40	$13.57	$12.04	$12.74	$10.31	$8.27	$13.88	$14.03	$12.68	$11.91
Value at end of period	$19.11	$17.40	$13.57	$12.04	$12.74	$10.31	$8.27	$13.88	$14.03	$12.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	7	18
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
Value at beginning of period	$24.38	$18.53	$17.03	$18.14	$14.60	$11.43	$16.85	$15.50	$13.08	$11.74
Value at end of period	$24.45	$24.38	$18.53	$17.03	$18.14	$14.60	$11.43	$16.85	$15.50	$13.08
Number of accumulation units outstanding at end of period	1,009	1,031	1,032	1,414	2,632	9,951	3,042	4,529	5,553	152
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$17.41	$12.94	$12.30
Value at end of period	$17.06	$17.41	$12.94
Number of accumulation units outstanding at end of period	0	103	60
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2009)
Value at beginning of period	$19.96	$16.01	$13.49	$14.86	$13.41	$9.30
Value at end of period	$20.24	$19.96	$16.01	$13.49	$14.86	$13.41
Number of accumulation units outstanding at end of period	26	27	35	35	35	36
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during June 2007)
Value at beginning of period	$34.12	$32.00	$26.91	$33.38	$26.71	$14.93	$29.20	$25.64
Value at end of period	$31.96	$34.12	$32.00	$26.91	$33.38	$26.71	$14.93	$29.20
Number of accumulation units outstanding at end of period	106	588	27	0	1,964	1,897	1,864	41
OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during April 2013)
Value at beginning of period	$10.79	$11.53
Value at end of period	$10.65	$10.79
Number of accumulation units outstanding at end of period	0	51
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during December 2011)
Value at beginning of period	$14.58	$12.73	$11.62	$11.62
Value at end of period	$15.49	$14.58	$12.73	$11.62
Number of accumulation units outstanding at end of period	0	0	0	67
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.22	$14.80	$13.84	$12.60	$11.84	$10.17	$9.87
Value at end of period	$13.40	$13.22	$14.80	$13.84	$12.60	$11.84	$10.17
Number of accumulation units outstanding at end of period	0	123	198	0	475	87	14
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.56	$14.99	$13.25	$13.70	$11.84	$7.42	$11.40	$11.38	$10.46	$10.36
Value at end of period	$16.27	$16.56	$14.99	$13.25	$13.70	$11.84	$7.42	$11.40	$11.38	$10.46
Number of accumulation units outstanding at end of period	0	0	0	0	530	459	437	0	0	1,514
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during September 2012)
Value at beginning of period	$11.89	$11.90	$11.63
Value at end of period	$12.24	$11.89	$11.90
Number of accumulation units outstanding at end of period	0	67	6

CFI 255

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
TEMPLETON FOREIGN FUND (CLASS A)
Value at beginning of period	$17.65	$14.10	$12.09	$14.07	$13.18	$8.40	$16.85	$14.61	$12.38	$11.37
Value at end of period	$15.49	$17.65	$14.10	$12.09	$14.07	$13.18	$8.40	$16.85	$14.61	$12.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,025	0	0	11	27
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$18.32	$13.93	$11.75	$12.56	$11.38	$8.60	$14.36	$13.17	$12.07	$10.75
Value at end of period	$19.68	$18.32	$13.93	$11.75	$12.56	$11.38	$8.60	$14.36	$13.17	$12.07
Number of accumulation units outstanding at end of period	3,000	3,006	2,718	3,258	5,459	12,465	4,708	3,016	8,191	374
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.74	$14.41	$13.10	$12.63	$11.48	$9.38	$13.43	$13.89
Value at end of period	$17.83	$16.74	$14.41	$13.10	$12.63	$11.48	$9.38	$13.43
Number of accumulation units outstanding at end of period	625	246	749	736	867	755	207	34
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.68	$13.94	$12.21	$11.98	$11.18	$9.14	$14.36	$14.09	$12.15
Value at end of period	$19.03	$17.68	$13.94	$12.21	$11.98	$11.18	$9.14	$14.36	$14.09
Number of accumulation units outstanding at end of period	142	143	155	341	807	1,114	1,114	0	270
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.44	$14.46	$13.01	$12.04	$10.71	$8.95	$13.81	$13.48	$11.65
Value at end of period	$20.13	$18.44	$14.46	$13.01	$12.04	$10.71	$8.95	$13.81	$13.48
Number of accumulation units outstanding at end of period	47	47	60	152	538	988	988	0	499
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$21.36	$14.87	$13.23	$13.32	$10.31	$7.55	$12.72	$12.51	$11.34
Value at end of period	$21.65	$21.36	$14.87	$13.23	$13.32	$10.31	$7.55	$12.72	$12.51
Number of accumulation units outstanding at end of period	34	34	42	107	1,819	2,711	0	0	1,323
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.82	$14.29	$13.43	$13.19	$12.43	$11.20	$11.38	$10.55	$10.28	$10.22
Value at end of period	$14.34	$13.82	$14.29	$13.43	$13.19	$12.43	$11.20	$11.38	$10.55	$10.28
Number of accumulation units outstanding at end of period	199	1,116	759	381	2,994	4,782	2,654	181	44	57
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.96	$17.06	$14.73	$14.99	$13.51	$10.46
Value at end of period	$23.78	$21.96	$17.06	$14.73	$14.99	$13.51
Number of accumulation units outstanding at end of period	0	0	0	0	693	498
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$11.97	$12.68	$11.94	$11.94
Value at end of period	$11.82	$11.97	$12.68	$11.94
Number of accumulation units outstanding at end of period	2,707	2,707	1,796	886
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during June 2012)
Value at beginning of period	$18.51	$18.11	$16.45
Value at end of period	$20.73	$18.51	$18.11
Number of accumulation units outstanding at end of period	0	279	5
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$13.02	$13.45	$13.26	$12.52	$11.95	$11.54	$10.96	$10.50	$10.21	$10.10
Value at end of period	$13.47	$13.02	$13.45	$13.26	$12.52	$11.95	$11.54	$10.96	$10.50	$10.21
Number of accumulation units outstanding at end of period	2,696	2,780	2,918	3,176	3,856	10,589	2,294	4,164	8,204	1,094

CFI 256

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.82	$15.44	$13.57	$13.85	$12.35	$11.24
Value at end of period	$21.57	$19.82	$15.44	$13.57	$13.85	$12.35
Number of accumulation units outstanding at end of period	0	0	0	0	7	29
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.45	$11.83	$10.53	$10.73	$9.58	$7.92	$12.84	$12.45	$11.06	$10.69
Value at end of period	$17.28	$15.45	$11.83	$10.53	$10.73	$9.58	$7.92	$12.84	$12.45	$11.06
Number of accumulation units outstanding at end of period	2	3	3	3	4	68	10	18	18	1,310
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.23	$14.55	$12.59	$12.96	$10.83	$8.37	$13.65	$13.17	$12.25	$11.23
Value at end of period	$20.69	$19.23	$14.55	$12.59	$12.96	$10.83	$8.37	$13.65	$13.17	$12.25
Number of accumulation units outstanding at end of period	1,137	1,175	1,848	1,588	5,966	7,241	985	1,949	6,555	1,059
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.52	$13.21	$11.97	$12.28	$10.18	$8.30	$12.72	$13.81	$12.36	$11.69
Value at end of period	$19.18	$18.52	$13.21	$11.97	$12.28	$10.18	$8.30	$12.72	$13.81	$12.36
Number of accumulation units outstanding at end of period	1	1	24	60	1,205	280	146	0	0	1,775
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.79	$11.84	$10.91	$11.36
Value at end of period	$13.32	$12.79	$11.84	$10.91
Number of accumulation units outstanding at end of period	6,396	6,431	6,981	8,419
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.24	$12.36	$11.10	$12.01
Value at end of period	$14.82	$14.24	$12.36	$11.10
Number of accumulation units outstanding at end of period	4,104	4,112	4,120	6,134
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.12	$12.59	$11.10	$12.28
Value at end of period	$15.77	$15.12	$12.59	$11.10
Number of accumulation units outstanding at end of period	1,922	1,930	2,997	4,779
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.59	$12.77	$11.19	$12.58
Value at end of period	$16.29	$15.59	$12.77	$11.19
Number of accumulation units outstanding at end of period	1,484	1,496	1,700	2,312
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.26	$11.55	$10.81	$10.97
Value at end of period	$12.79	$12.26	$11.55	$10.81
Number of accumulation units outstanding at end of period	718	782	783	837
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$13.14	$13.43	$12.51	$11.78	$10.89	$9.79	$11.03	$10.58	$10.34	$10.20
Value at end of period	$13.80	$13.14	$13.43	$12.51	$11.78	$10.89	$9.79	$11.03	$10.58	$10.34
Number of accumulation units outstanding at end of period	0	0	0	0	791	312	1,811	726	317	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.08	$13.32	$12.40	$11.73	$10.87	$9.91	$11.02	$10.58	$10.35	$10.21
Value at end of period	$13.71	$13.08	$13.32	$12.40	$11.73	$10.87	$9.91	$11.02	$10.58	$10.35
Number of accumulation units outstanding at end of period	2,368	2,477	4,692	3,693	6,141	10,569	1,701	2,330	9,385	2,478

CFI 257

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.49	$7.95	$6.80	$8.33
Value at end of period	$8.78	$9.49	$7.95	$6.80
Number of accumulation units outstanding at end of period	45	288	295	120
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$11.93	$9.27	$8.23	$8.23
Value at end of period	$12.90	$11.93	$9.27	$8.23
Number of accumulation units outstanding at end of period	645	631	0	104
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.73	$15.57	$13.14	$16.18	$13.17	$9.19	$16.31
Value at end of period	$18.27	$19.73	$15.57	$13.14	$16.18	$13.17	$9.19
Number of accumulation units outstanding at end of period	0	0	0	673	625	746	651
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.14	$10.24	$9.42	$10.49
Value at end of period	$14.88	$13.14	$10.24	$9.42
Number of accumulation units outstanding at end of period	165	167	168	286
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.53	$19.46	$17.12	$15.88	$12.64	$9.89	$15.46	$18.78	$14.00	$12.83
Value at end of period	$25.07	$19.53	$19.46	$17.12	$15.88	$12.64	$9.89	$15.46	$18.78	$14.00
Number of accumulation units outstanding at end of period	0	0	0	0	709	728	3,067	219	110	1,402
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$13.29	$10.23	$9.80
Value at end of period	$14.76	$13.29	$10.23
Number of accumulation units outstanding at end of period	29	489	211
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.69	$11.13	$9.67	$10.84
Value at end of period	$16.29	$14.69	$11.13	$9.67
Number of accumulation units outstanding at end of period	98	98	5,011	5,131
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.80	$11.58	$10.15	$11.41
Value at end of period	$16.31	$15.80	$11.58	$10.15
Number of accumulation units outstanding at end of period	66	67	67	125
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.24	$16.37	$14.50	$15.08	$12.29	$9.77	$14.38	$13.77	$13.62
Value at end of period	$23.37	$22.24	$16.37	$14.50	$15.08	$12.29	$9.77	$14.38	$13.77
Number of accumulation units outstanding at end of period	980	906	3,231	720	3,258	3,391	3,718	36	4
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.00	$12.10	$11.03	$11.28	$10.78
Value at end of period	$13.54	$13.00	$12.10	$11.03	$11.28
Number of accumulation units outstanding at end of period	1,069	6,245	17,275	693	10,434

CFI 258

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.33	$12.52	$11.21	$11.74	$11.04
Value at end of period	$14.90	$14.33	$12.52	$11.21	$11.74
Number of accumulation units outstanding at end of period	265	17,522	26,319	2,926	8,761
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.07	$12.71	$11.21	$11.94	$11.20
Value at end of period	$15.67	$15.07	$12.71	$11.21	$11.94
Number of accumulation units outstanding at end of period	2,498	7,941	13,442	929	6,184
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.56	$12.80	$11.25	$12.06	$11.25
Value at end of period	$16.25	$15.56	$12.80	$11.25	$12.06
Number of accumulation units outstanding at end of period	326	6,189	14,997	1,469	12,480
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2012)
Value at beginning of period	$14.86	$12.22	$11.41
Value at end of period	$15.55	$14.86	$12.22
Number of accumulation units outstanding at end of period	19	1,809	1,448
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.31	$11.68	$10.81	$10.93	$10.49
Value at end of period	$12.82	$12.31	$11.68	$10.81	$10.93
Number of accumulation units outstanding at end of period	53	134	3,165	106	1,880
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$13.91	$12.61	$11.40	$11.37	$10.40	$8.96	$11.91	$11.43	$10.71	$10.48
Value at end of period	$14.61	$13.91	$12.61	$11.40	$11.37	$10.40	$8.96	$11.91	$11.43	$10.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	970	526	471	86	977
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$14.71	$12.20	$10.78	$11.28	$10.13	$8.21	$13.05	$12.62	$11.32	$10.83
Value at end of period	$15.43	$14.71	$12.20	$10.78	$11.28	$10.13	$8.21	$13.05	$12.62	$11.32
Number of accumulation units outstanding at end of period	0	0	0	1	1	24	304	1,034	29	6,478
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.24	$12.40	$11.09	$11.33	$10.27	$8.56	$12.50	$12.04	$11.00	$10.67
Value at end of period	$14.96	$14.24	$12.40	$11.09	$11.33	$10.27	$8.56	$12.50	$12.04	$11.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,464	928	2,267	21	1,619
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$22.32	$17.23	$15.02	$15.72	$13.07	$9.77	$13.49	$14.09	$12.37	$11.64
Value at end of period	$24.75	$22.32	$17.23	$15.02	$15.72	$13.07	$9.77	$13.49	$14.09	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	7	18
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.91	$17.47	$14.80	$14.68	$11.77	$8.83	$15.24	$14.57	$12.82	$12.11
Value at end of period	$24.60	$23.91	$17.47	$14.80	$14.68	$11.77	$8.83	$15.24	$14.57	$12.82
Number of accumulation units outstanding at end of period	1,033	982	533	514	565	549	31	5	8	17
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.53	$10.94	$9.88	$10.51	$9.51	$7.33	$12.23	$11.91	$11.53
Value at end of period	$16.17	$14.53	$10.94	$9.88	$10.51	$9.51	$7.33	$12.23	$11.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,277	829	389	181

CFI 259

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$20.30	$15.14	$13.40	$15.27	$12.07	$8.80	$13.43
Value at end of period	$21.22	$20.30	$15.14	$13.40	$15.27	$12.07	$8.80
Number of accumulation units outstanding at end of period	1,120	1,859	1,815	1,433	2,086	2,030	1,813
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.05	$12.81	$10.95	$11.34	$9.99	$7.88	$10.81
Value at end of period	$18.35	$17.05	$12.81	$10.95	$11.34	$9.99	$7.88
Number of accumulation units outstanding at end of period	0	0	0	0	818	773	727
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.15	$14.16	$12.07	$14.99	$12.65	$7.20
Value at end of period	$13.07	$13.15	$14.16	$12.07	$14.99	$12.65
Number of accumulation units outstanding at end of period	0	0	0	59	0	702
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$22.06	$17.01	$14.37	$14.32	$11.81	$9.53	$12.19
Value at end of period	$25.02	$22.06	$17.01	$14.37	$14.32	$11.81	$9.53
Number of accumulation units outstanding at end of period	0	482	113	0	0	82	12
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.61	$14.08	$11.77	$13.02	$11.40	$8.31	$14.15	$13.50	$11.63	$10.03
Value at end of period	$17.73	$17.61	$14.08	$11.77	$13.02	$11.40	$8.31	$14.15	$13.50	$11.63
Number of accumulation units outstanding at end of period	1,310	1,233	1,582	1,490	3,905	8,897	1,466	1,937	6,906	4,118
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$18.13	$16.41	$14.37	$14.71	$12.57	$7.65	$8.05
Value at end of period	$17.90	$18.13	$16.41	$14.37	$14.71	$12.57	$7.65
Number of accumulation units outstanding at end of period	0	0	5,022	0	5,754	6,845	6,817
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.37	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$12.01
Value at end of period	$20.29	$18.37	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33
Number of accumulation units outstanding at end of period	407	1,495	476	0	0	0	281	46	8
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.61	$13.21	$11.54	$12.15	$9.59	$6.64	$11.84	$10.59	$10.34
Value at end of period	$19.42	$17.61	$13.21	$11.54	$12.15	$9.59	$6.64	$11.84	$10.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	797	245	78
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.27	$13.52	$11.71	$11.99	$10.59	$8.60	$13.57	$13.37	$11.40	$11.13
Value at end of period	$18.28	$17.27	$13.52	$11.71	$11.99	$10.59	$8.60	$13.57	$13.37	$11.40
Number of accumulation units outstanding at end of period	187	238	8,437	581	10,095	450	0	51	52	111
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.48	$13.75	$11.75	$13.61	$12.14	$8.30
Value at end of period	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	324

CFI 260

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.39	$10.47	$8.95	$10.34	$9.66	$7.43	$7.32
Value at end of period	$11.37	$12.39	$10.47	$8.95	$10.34	$9.66	$7.43
Number of accumulation units outstanding at end of period	298	148	183	74	884	96	116
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.18	$10.24	$8.54	$9.19	$8.66	$6.64	$6.79
Value at end of period	$12.62	$13.18	$10.24	$8.54	$9.19	$8.66	$6.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	311	194
WANGER INTERNATIONAL
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.28	$10.19	$9.55
Value at end of period	$11.55	$12.28	$10.19
Number of accumulation units outstanding at end of period	1,496	1,361	1,213
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
Value at beginning of period	$16.59	$12.80	$11.58	$11.01	$9.88	$8.45	$12.85	$12.58	$10.85	$10.66
Value at end of period	$18.13	$16.59	$12.80	$11.58	$11.01	$9.88	$8.45	$12.85	$12.58	$10.85
Number of accumulation units outstanding at end of period	773	798	821	1,036	1,793	21,045	12,695	5,316	5,972	1,849

TABLE 30
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC. (CLASS A)
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.91	$12.05	$10.42	$10.04	$9.02	$7.58	$13.01	$12.54	$11.18
Value at end of period	$17.04	$15.91	$12.05	$10.42	$10.04	$9.02	$7.58	$13.01	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	119	45
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.05	$18.59	$17.13	$17.05	$13.88	$11.84
Value at end of period	$24.04	$24.05	$18.59	$17.13	$17.05	$13.88
Number of accumulation units outstanding at end of period	53	50	47	43	35	14
AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$16.15	$13.51	$12.04	$11.80	$10.63	$8.94	$12.24	$11.69	$10.65	$10.50
Value at end of period	$17.28	$16.15	$13.51	$12.04	$11.80	$10.63	$8.94	$12.24	$11.69	$10.65
Number of accumulation units outstanding at end of period	3,170	2,479	1,782	975	68	68	0	2,660	2,645	3,598
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2006)
Value at beginning of period	$19.39	$13.50	$11.52	$12.66	$10.77	$6.73	$11.57	$11.94	$11.21
Value at end of period	$20.59	$19.39	$13.50	$11.52	$12.66	$10.77	$6.73	$11.57	$11.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	80	251	2,270
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.82	$12.54	$10.61	$12.19	$9.85	$6.14	$12.07	$12.51	$11.87
Value at end of period	$19.42	$17.82	$12.54	$10.61	$12.19	$9.85	$6.14	$12.07	$12.51
Number of accumulation units outstanding at end of period	0	0	0	0	1,009	2,586	1,078	1,037	745

CFI 261

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2014)
Value at beginning of period	$16.93
Value at end of period	$17.65
Number of accumulation units outstanding at end of period	47
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.68	$10.29	$8.98	$9.54	$8.86
Value at end of period	$15.07	$13.68	$10.29	$8.98	$9.54
Number of accumulation units outstanding at end of period	0	0	0	0	114
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$14.22	$11.48	$9.79
Value at end of period	$13.95	$14.22	$11.48
Number of accumulation units outstanding at end of period	277	197	114
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.26	$16.31	$13.92	$16.39	$15.25	$11.15	$19.09	$16.33	$13.65	$12.79
Value at end of period	$18.42	$19.26	$16.31	$13.92	$16.39	$15.25	$11.15	$19.09	$16.33	$13.65
Number of accumulation units outstanding at end of period	185	173	162	1,104	3,655	4,507	1,890	1,429	2,700	2,997
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.56	$13.48	$11.82	$12.02
Value at end of period	$18.88	$17.56	$13.48	$11.82
Number of accumulation units outstanding at end of period	0	0	0	1,221
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2014)
Value at beginning of period	$20.04	$15.55	$13.61	$14.22	$12.36	$9.28	$16.44	$14.24	$12.99	$11.31
Value at end of period	$22.02	$20.04	$15.55	$13.61	$14.22	$12.36	$9.28	$16.44	$14.24	$12.99
Number of accumulation units outstanding at end of period	17	0	0	1,193	3,586	9,352	6,548	9,677	12,841	16,687
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.45	$12.28	$10.66	$10.76	$9.52	$7.45	$13.23	$13.27	$11.25	$10.29
Value at end of period	$16.49	$15.45	$12.28	$10.66	$10.76	$9.52	$7.45	$13.23	$13.27	$11.25
Number of accumulation units outstanding at end of period	0	0	0	0	998	1,997	1,934	1,403	3,213	33
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.67	$11.71	$10.40	$10.57	$8.67	$6.89	$13.28	$13.12
Value at end of period	$17.12	$15.67	$11.71	$10.40	$10.57	$8.67	$6.89	$13.28
Number of accumulation units outstanding at end of period	0	0	0	0	317	145	90	1
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2006)
Value at beginning of period	$21.15	$17.17	$15.40	$16.14	$14.77	$12.42	$17.24	$15.79	$13.23
Value at end of period	$21.84	$21.15	$17.17	$15.40	$16.14	$14.77	$12.42	$17.24	$15.79
Number of accumulation units outstanding at end of period	1	0	0	0	0	0	0	88	34
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$22.33	$16.67	$14.31	$15.12	$11.99	$9.43	$14.32	$14.91	$12.96	$12.11
Value at end of period	$22.09	$22.33	$16.67	$14.31	$15.12	$11.99	$9.43	$14.32	$14.91	$12.96
Number of accumulation units outstanding at end of period	0	0	0	401	2,208	1,964	0	1,852	1,402	186

CFI 262

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during December 2008)
Value at beginning of period	$19.14	$14.04	$12.88	$13.77	$10.90	$7.74	$7.38
Value at end of period	$20.24	$19.14	$14.04	$12.88	$13.77	$10.90	$7.74
Number of accumulation units outstanding at end of period	0	0	0	0	78	11	98
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.79	$9.90	$8.60	$9.01
Value at end of period	$13.68	$12.79	$9.90	$8.60
Number of accumulation units outstanding at end of period	0	0	0	96
INVESCO GLOBAL HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2006)
Value at beginning of period	$53.90	$38.42	$32.33	$31.53	$30.63	$24.42	$34.65	$31.61	$31.78
Value at end of period	$63.84	$53.90	$38.42	$32.33	$31.53	$30.63	$24.42	$34.65	$31.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	595	261	352	264
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$17.73	$13.95	$12.84	$13.91	$12.57	$9.81	$13.74	$12.70	$11.62	$10.99
Value at end of period	$18.24	$17.73	$13.95	$12.84	$13.91	$12.57	$9.81	$13.74	$12.70	$11.62
Number of accumulation units outstanding at end of period	47	38	27	19	14	59	31	1,332	0	449
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$25.19	$17.75	$14.73	$16.03
Value at end of period	$26.55	$25.19	$17.75	$14.73
Number of accumulation units outstanding at end of period	166	121	72	37
LORD ABBETT DEVELOPING GROWTH FUND, INC. (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$23.44	$15.16	$13.96	$15.23
Value at end of period	$23.80	$23.44	$15.16	$13.96
Number of accumulation units outstanding at end of period	0	0	0	222
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.87	$12.55	$11.52	$12.27
Value at end of period	$17.74	$16.87	$12.55	$11.52
Number of accumulation units outstanding at end of period	0	0	0	99
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.31	$13.51	$11.99	$12.69	$10.28	$8.25	$13.85	$14.01	$12.67	$12.45
Value at end of period	$19.01	$17.31	$13.51	$11.99	$12.69	$10.28	$8.25	$13.85	$14.01	$12.67
Number of accumulation units outstanding at end of period	1	0	0	0	0	1,357	1,207	2,653	1,300	4,801
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during August 2005)
Value at beginning of period	$24.26	$18.45	$16.96	$18.08	$14.56	$11.40	$16.81	$15.48	$13.07	$12.55
Value at end of period	$24.31	$24.26	$18.45	$16.96	$18.08	$14.56	$11.40	$16.81	$15.48	$13.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,154	1,014	615	3,488	6,659
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.38	$12.93	$11.99	$12.15
Value at end of period	$17.02	$17.38	$12.93	$11.99
Number of accumulation units outstanding at end of period	0	0	0	11

CFI 263

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during January 2007)
Value at beginning of period	$19.86	$15.94	$13.43	$14.80	$13.37	$9.89	$16.21	$14.27
Value at end of period	$20.13	$19.86	$15.94	$13.43	$14.80	$13.37	$9.89	$16.21
Number of accumulation units outstanding at end of period	0	0	14	30	491	1,688	1,392	766
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$33.95	$31.86	$26.80	$33.26	$26.63	$14.90	$29.14	$22.14	$17.98	$12.94
Value at end of period	$31.79	$33.95	$31.86	$26.80	$33.26	$26.63	$14.90	$29.14	$22.14	$17.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	931	735	1,259	2,826	5,154
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.50	$12.67	$11.58	$11.99	$10.89	$9.13	$13.39	$12.44	$11.43	$11.02
Value at end of period	$15.41	$14.50	$12.67	$11.58	$11.99	$10.89	$9.13	$13.39	$12.44	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	67	70	3	555	0	72
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during August 2014)
Value at beginning of period	$16.48	$14.92	$13.19	$13.65	$11.80	$7.41	$11.95	$11.36	$10.45	$10.38
Value at end of period	$16.19	$16.48	$14.92	$13.19	$13.65	$11.80	$7.41	$11.95	$11.36	$10.45
Number of accumulation units outstanding at end of period	1	0	0	0	308	1,052	621	2,625	833	837
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$21.15	$16.39	$13.98	$14.97	$13.11	$9.11	$14.19	$14.38	$12.20	$11.54
Value at end of period	$22.94	$21.15	$16.39	$13.98	$14.97	$13.11	$9.11	$14.19	$14.38	$12.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	270	0	127
TEMPLETON FOREIGN FUND (CLASS A)
Value at beginning of period	$17.56	$14.04	$12.04	$14.02	$13.14	$8.92	$16.82	$14.59	$12.36	$11.36
Value at end of period	$15.41	$17.56	$14.04	$12.04	$14.02	$13.14	$8.92	$16.82	$14.59	$12.36
Number of accumulation units outstanding at end of period	204	203	459	463	0	453	0	2,635	20	820
THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$18.23	$13.86	$11.70	$12.52	$11.35	$8.58	$14.33	$13.15	$12.06	$10.74
Value at end of period	$19.58	$18.23	$13.86	$11.70	$12.52	$11.35	$8.58	$14.33	$13.15	$12.06
Number of accumulation units outstanding at end of period	1,025	1,149	1,320	1,204	6,999	6,591	2,966	4,157	5,405	10,086
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.66	$14.35	$13.05	$12.59	$11.44	$9.36	$13.41	$13.16	$11.14	$11.08
Value at end of period	$17.73	$16.66	$14.35	$13.05	$12.59	$11.44	$9.36	$13.41	$13.16	$11.14
Number of accumulation units outstanding at end of period	6	0	0	0	1,134	1,451	1,091	4,741	3,153	3,526
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.59	$13.88	$12.16	$11.94	$11.15	$8.97	$14.33	$14.08	$12.09	$12.16
Value at end of period	$18.93	$17.59	$13.88	$12.16	$11.94	$11.15	$8.97	$14.33	$14.08	$12.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	15
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.35	$14.40	$12.96	$12.00	$10.68	$9.33	$13.79	$13.47	$11.39	$11.53
Value at end of period	$20.03	$18.35	$14.40	$12.96	$12.00	$10.68	$9.33	$13.79	$13.47	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	14
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.26	$14.81	$13.18	$13.28	$10.28	$7.53	$12.70	$12.49	$11.57	$11.66
Value at end of period	$21.53	$21.26	$14.81	$13.18	$13.28	$10.28	$7.53	$12.70	$12.49	$11.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	6

CFI 264

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.75	$14.22	$13.38	$13.14	$12.40	$11.17	$11.35	$10.53	$10.27	$10.21
Value at end of period	$14.26	$13.75	$14.22	$13.38	$13.14	$12.40	$11.17	$11.35	$10.53	$10.27
Number of accumulation units outstanding at end of period	441	365	291	838	1,671	2,883	1,996	6,658	6,874	1,112
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.91	$17.02	$14.70	$14.98	$13.51	$10.46
Value at end of period	$23.71	$21.91	$17.02	$14.70	$14.98	$13.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	324
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.93	$12.64	$11.91	$11.68	$10.25	$8.41
Value at end of period	$11.77	$11.93	$12.64	$11.91	$11.68	$10.25
Number of accumulation units outstanding at end of period	0	0	0	0	1,627	2,148
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$12.96	$13.39	$13.21	$12.47	$11.92	$11.52	$10.94	$10.49	$10.20	$10.10
Value at end of period	$13.40	$12.96	$13.39	$13.21	$12.47	$11.92	$11.52	$10.94	$10.49	$10.20
Number of accumulation units outstanding at end of period	0	0	0	0	1,071	1,717	874	1,429	3,355	6,173
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$19.78	$15.41	$13.55	$13.38
Value at end of period	$21.50	$19.78	$15.41	$13.55
Number of accumulation units outstanding at end of period	125	107	92	75
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.37	$11.78	$10.49	$10.69	$9.56	$7.90	$12.82	$12.43	$11.05	$10.62
Value at end of period	$17.18	$15.37	$11.78	$10.49	$10.69	$9.56	$7.90	$12.82	$12.43	$11.05
Number of accumulation units outstanding at end of period	98	78	54	978	1,800	662	411	1,110	348	5,467
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$19.13	$14.48	$12.54	$12.92	$10.79	$8.35	$13.62	$13.15	$12.24	$11.22
Value at end of period	$20.58	$19.13	$14.48	$12.54	$12.92	$10.79	$8.35	$13.62	$13.15	$12.24
Number of accumulation units outstanding at end of period	0	0	0	1,394	1,542	1,461	912	1,429	2,418	6,718
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.43	$13.15	$11.92	$12.24	$10.15	$8.28	$12.70	$13.79	$12.34	$11.68
Value at end of period	$19.07	$18.43	$13.15	$11.92	$12.24	$10.15	$8.28	$12.70	$13.79	$12.34
Number of accumulation units outstanding at end of period	0	0	0	0	568	1,571	1,032	1,500	728	159
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.77	$11.82	$10.90	$10.99	$10.65
Value at end of period	$13.29	$12.77	$11.82	$10.90	$10.99
Number of accumulation units outstanding at end of period	711	592	485	376	10,632
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.21	$12.34	$11.09	$11.45	$10.83
Value at end of period	$14.78	$14.21	$12.34	$11.09	$11.45
Number of accumulation units outstanding at end of period	0	2,843	0	0	7,724
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.09	$12.57	$11.09	$11.65	$10.94
Value at end of period	$15.73	$15.09	$12.57	$11.09	$11.65
Number of accumulation units outstanding at end of period	234	1,114	0	0	5,718

CFI 265

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.56	$12.75	$11.18	$11.86	$11.05
Value at end of period	$16.25	$15.56	$12.75	$11.18	$11.86
Number of accumulation units outstanding at end of period	0	9,297	0	0	3,279
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2013)
Value at beginning of period	$15.07	$14.56
Value at end of period	$15.76	$15.07
Number of accumulation units outstanding at end of period	0	564
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.24	$11.54	$10.80	$10.69	$10.38
Value at end of period	$12.76	$12.24	$11.54	$10.80	$10.69
Number of accumulation units outstanding at end of period	26	21	16	11	691
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.08	$13.37	$12.46	$11.74	$10.86	$9.76	$11.01	$10.56	$10.34
Value at end of period	$13.73	$13.08	$13.37	$12.46	$11.74	$10.86	$9.76	$11.01	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	64	60
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.01	$13.26	$12.35	$11.69	$10.83	$9.89	$11.00	$10.56	$10.34	$10.29
Value at end of period	$13.63	$13.01	$13.26	$12.35	$11.69	$10.83	$9.89	$11.00	$10.56	$10.34
Number of accumulation units outstanding at end of period	0	0	0	5,888	5,647	1,688	1,515	2,534	2,826	5,141
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$9.47	$7.93	$6.79	$7.87	$7.68
Value at end of period	$8.75	$9.47	$7.93	$6.79	$7.87
Number of accumulation units outstanding at end of period	0	0	0	1,472	743
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.84	$12.42	$10.57	$12.61	$12.48	$9.96	$17.65	$15.79	$13.20
Value at end of period	$13.90	$14.84	$12.42	$10.57	$12.61	$12.48	$9.96	$17.65	$15.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	708	468	411	38
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.91	$9.26	$8.22	$8.09	$6.90	$6.24	$9.08	$9.26
Value at end of period	$12.87	$11.91	$9.26	$8.22	$8.09	$6.90	$6.24	$9.08
Number of accumulation units outstanding at end of period	1	0	0	789	746	120	0	277
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.89	$9.24	$8.21	$8.21
Value at end of period	$12.84	$11.89	$9.24	$8.21
Number of accumulation units outstanding at end of period	104	98	92	85
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.63	$15.50	$13.09	$16.12	$13.14	$9.16	$19.30	$17.77	$16.23
Value at end of period	$18.17	$19.63	$15.50	$13.09	$16.12	$13.14	$9.16	$19.30	$17.77
Number of accumulation units outstanding at end of period	0	0	0	0	140	83	28	1,279	1,879

CFI 266

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.09	$10.20	$9.39	$10.00	$9.29
Value at end of period	$14.82	$13.09	$10.20	$9.39	$10.00
Number of accumulation units outstanding at end of period	0	0	0	0	346
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$19.43	$19.37	$17.05	$15.82	$12.60	$9.86	$15.43	$18.76	$13.99	$12.65
Value at end of period	$24.93	$19.43	$19.37	$17.05	$15.82	$12.60	$9.86	$15.43	$18.76	$13.99
Number of accumulation units outstanding at end of period	0	0	0	151	0	391	129	2,101	1,042	413
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.26	$10.21	$8.99	$8.95
Value at end of period	$14.72	$13.26	$10.21	$8.99
Number of accumulation units outstanding at end of period	0	0	0	41
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.65	$11.11	$9.65	$10.00	$9.11
Value at end of period	$16.23	$14.65	$11.11	$9.65	$10.00
Number of accumulation units outstanding at end of period	0	0	0	0	5,132
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.76	$11.55	$10.13	$10.72	$9.84
Value at end of period	$16.26	$15.76	$11.55	$10.13	$10.72
Number of accumulation units outstanding at end of period	0	0	0	0	100
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$22.13	$16.30	$14.44	$15.03	$12.26	$9.75	$8.84
Value at end of period	$23.24	$22.13	$16.30	$14.44	$15.03	$12.26	$9.75
Number of accumulation units outstanding at end of period	4	4	4	4	241	181	53
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.98	$12.08	$11.02	$11.28	$10.78
Value at end of period	$13.50	$12.98	$12.08	$11.02	$11.28
Number of accumulation units outstanding at end of period	1,023	1,014	1,019	4,690	7,137
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.31	$12.50	$11.20	$11.74	$11.04
Value at end of period	$14.86	$14.31	$12.50	$11.20	$11.74
Number of accumulation units outstanding at end of period	1	0	0	5,248	9,785
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.04	$12.70	$11.20	$11.94	$11.19
Value at end of period	$15.63	$15.04	$12.70	$11.20	$11.94
Number of accumulation units outstanding at end of period	4,517	4,488	5,301	7,892	8,113
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.53	$12.79	$11.24	$12.06	$11.25
Value at end of period	$16.21	$15.53	$12.79	$11.24	$12.06
Number of accumulation units outstanding at end of period	694	687	692	1,908	6,494

CFI 267

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.83	$12.20	$10.74	$11.49
Value at end of period	$15.51	$14.83	$12.20	$10.74
Number of accumulation units outstanding at end of period	0	0	0	393
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.28	$11.66	$10.80	$11.05
Value at end of period	$12.79	$12.28	$11.66	$10.80
Number of accumulation units outstanding at end of period	0	0	0	27
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.85	$12.55	$11.35	$11.33	$10.37	$8.94	$11.88	$11.41	$10.70	$10.64
Value at end of period	$14.53	$13.85	$12.55	$11.35	$11.33	$10.37	$8.94	$11.88	$11.41	$10.70
Number of accumulation units outstanding at end of period	0	2,001	0	2,592	2,043	0	39	2,194	2,337	16
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.64	$12.15	$10.74	$11.24	$10.10	$8.19	$13.02	$12.60	$11.31	$11.11
Value at end of period	$15.35	$14.64	$12.15	$10.74	$11.24	$10.10	$8.19	$13.02	$12.60	$11.31
Number of accumulation units outstanding at end of period	232	234	236	3,152	1,709	244	197	741	1,408	15
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.17	$12.35	$11.04	$11.29	$10.24	$8.54	$12.48	$12.02	$10.99	$10.88
Value at end of period	$14.87	$14.17	$12.35	$11.04	$11.29	$10.24	$8.54	$12.48	$12.02	$10.99
Number of accumulation units outstanding at end of period	178	802	180	5,994	5,570	251	292	1,453	3,011	34
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$22.21	$17.15	$14.96	$15.67	$13.03	$8.89
Value at end of period	$24.62	$22.21	$17.15	$14.96	$15.67	$13.03
Number of accumulation units outstanding at end of period	34	245	246	248	0	592
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.80	$17.39	$14.74	$14.63	$11.74	$8.81	$15.21	$14.55	$12.81	$12.10
Value at end of period	$24.47	$23.80	$17.39	$14.74	$14.63	$11.74	$8.81	$15.21	$14.55	$12.81
Number of accumulation units outstanding at end of period	4	4	4	5	458	4,805	2,982	2,186	17	204
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.52	$12.46	$10.96	$10.16	$8.06	$4.96
Value at end of period	$16.02	$12.52	$12.46	$10.96	$10.16	$8.06
Number of accumulation units outstanding at end of period	0	0	366	368	0	362
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.46	$10.89	$9.84	$10.47	$9.48	$6.69
Value at end of period	$16.08	$14.46	$10.89	$9.84	$10.47	$9.48
Number of accumulation units outstanding at end of period	96	96	419	421	0	956
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$20.22	$15.09	$13.36	$15.23	$12.04	$8.78	$14.66	$13.00	$12.41
Value at end of period	$21.11	$20.22	$15.09	$13.36	$15.23	$12.04	$8.78	$14.66	$13.00
Number of accumulation units outstanding at end of period	225	198	167	265	147	789	650	976	2,052

CFI 268

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.97	$12.75	$10.90	$11.30	$9.96	$7.04
Value at end of period	$18.25	$16.97	$12.75	$10.90	$11.30	$9.96
Number of accumulation units outstanding at end of period	333	580	583	587	0	1,009
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.10	$14.12	$12.04	$14.96	$12.63	$6.95
Value at end of period	$13.02	$13.10	$14.12	$12.04	$14.96	$12.63
Number of accumulation units outstanding at end of period	0	0	0	0	59	229
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$21.96	$16.93	$14.32	$14.27	$11.77	$9.50	$14.40	$15.12
Value at end of period	$24.88	$21.96	$16.93	$14.32	$14.27	$11.77	$9.50	$14.40
Number of accumulation units outstanding at end of period	118	145	140	421	269	116	0	116
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.53	$14.03	$11.73	$12.98	$11.38	$8.29	$14.13	$13.49	$11.63	$11.14
Value at end of period	$17.64	$17.53	$14.03	$11.73	$12.98	$11.38	$8.29	$14.13	$13.49	$11.63
Number of accumulation units outstanding at end of period	0	0	0	0	64	5,600	3,995	5,347	4,102	4,431
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.29	$15.20	$13.48	$13.31	$11.85	$9.04	$12.66	$12.32	$11.18
Value at end of period	$20.19	$18.29	$15.20	$13.48	$13.31	$11.85	$9.04	$12.66	$12.32
Number of accumulation units outstanding at end of period	64	87	71	117	410	2,367	1,771	1,636	691
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.19	$13.46	$11.66	$11.95	$10.56	$8.58	$13.55	$13.35	$11.39	$11.13
Value at end of period	$18.19	$17.19	$13.46	$11.66	$11.95	$10.56	$8.58	$13.55	$13.35	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	1,804	3,444	1,143	2,710	257	837
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$19.08	$13.93	$11.92	$12.26	$10.67	$7.59	$13.36	$12.36	$11.41
Value at end of period	$20.39	$19.08	$13.93	$11.92	$12.26	$10.67	$7.59	$13.36	$12.36
Number of accumulation units outstanding at end of period	1,361	1,050	723	327	0	3,030	1,855	1,039	234
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.34	$10.44	$8.93	$10.32	$9.64	$9.80
Value at end of period	$11.33	$12.34	$10.44	$8.93	$10.32	$9.64
Number of accumulation units outstanding at end of period	0	0	0	0	74	74
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$19.72	$15.31	$12.76	$13.72	$12.91	$9.89	$16.65	$16.93
Value at end of period	$18.90	$19.72	$15.31	$12.76	$13.72	$12.91	$9.89	$16.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	29
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.51	$12.74	$11.53	$10.97	$9.85	$8.43	$12.83	$12.56	$10.84	$10.58
Value at end of period	$18.03	$16.51	$12.74	$11.53	$10.97	$9.85	$8.43	$12.83	$12.56	$10.84
Number of accumulation units outstanding at end of period	0	0	0	0	2,281	5,688	2,678	2,461	4,720	6,726

CFI 269

Condensed Financial Information (continued)

TABLE 31
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.55%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.00	$13.39	$11.95	$11.72	$10.57	$8.89	$12.19	$11.66	$10.63	$10.33
Value at end of period	$17.09	$16.00	$13.39	$11.95	$11.72	$10.57	$8.89	$12.19	$11.66	$10.63
Number of accumulation units outstanding at end of period	975	877	751	749	385	0	0	0	270	605
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.41	$12.79	$12.22	$11.02	$11.08
Value at end of period	$11.49	$11.41	$12.79	$12.22	$11.02
Number of accumulation units outstanding at end of period	148	122	214	69	28
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.20	$13.38	$11.43	$12.57	$10.71	$6.70	$11.52	$11.91	$10.94	$10.86
Value at end of period	$20.37	$19.20	$13.38	$11.43	$12.57	$10.71	$6.70	$11.52	$11.91	$10.94
Number of accumulation units outstanding at end of period	41	45	35	443	306	261	91	57	34	8
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.64	$12.43	$11.98
Value at end of period	$19.21	$17.64	$12.43
Number of accumulation units outstanding at end of period	63	47	31
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.38	$13.39	$13.20
Value at end of period	$17.57	$16.38	$13.39
Number of accumulation units outstanding at end of period	1,089	577	867
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$14.91
Value at end of period	$14.97
Number of accumulation units outstanding at end of period	30
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.40	$14.83	$14.23
Value at end of period	$20.15	$19.40	$14.83
Number of accumulation units outstanding at end of period	0	0	111
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.76	$13.98	$12.29	$13.44
Value at end of period	$19.36	$17.76	$13.98	$12.29
Number of accumulation units outstanding at end of period	0	0	0	191
EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.07	$16.16	$13.81	$16.28	$15.16	$11.10	$19.01	$16.29	$13.62	$12.64
Value at end of period	$18.22	$19.07	$16.16	$13.81	$16.28	$15.16	$11.10	$19.01	$16.29	$13.62
Number of accumulation units outstanding at end of period	3,081	1,706	1,713	1,006	2,497	1,870	1,382	764	296	893

CFI 270

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® ADVISOR NEW INSIGHTS FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during May 2012)
Value at beginning of period	$17.49	$13.44	$13.49
Value at end of period	$18.78	$17.49	$13.44
Number of accumulation units outstanding at end of period	1,825	653	503
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.84	$15.41	$13.50	$14.12	$12.29	$9.23	$16.37	$14.20	$12.96	$12.28
Value at end of period	$21.79	$19.84	$15.41	$13.50	$14.12	$12.29	$9.23	$16.37	$14.20	$12.96
Number of accumulation units outstanding at end of period	711	670	608	693	1,154	1,153	1,077	732	4,386	3,176
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.30	$12.17	$10.58	$10.68	$9.46	$7.41	$13.18	$13.23	$11.23	$10.96
Value at end of period	$16.31	$15.30	$12.17	$10.58	$10.68	$9.46	$7.41	$13.18	$13.23	$11.23
Number of accumulation units outstanding at end of period	0	0	0	83	64	44	27	19	1,210	6
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.94	$17.01	$15.28	$16.03	$14.68	$12.35	$17.17	$15.75	$13.02	$12.42
Value at end of period	$21.61	$20.94	$17.01	$15.28	$16.03	$14.68	$12.35	$17.17	$15.75	$13.02
Number of accumulation units outstanding at end of period	85	80	65	235	209	176	65	44	27	7
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during April 2006)
Value at beginning of period	$22.11	$16.52	$14.20	$15.01	$11.92	$9.39	$14.26	$14.87	$14.50
Value at end of period	$21.85	$22.11	$16.52	$14.20	$15.01	$11.92	$9.39	$14.26	$14.87
Number of accumulation units outstanding at end of period	31	23	8	1	600	477	307	174	454
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.95	$13.92	$12.78	$13.68	$10.84	$7.70	$13.64	$12.43	$12.56
Value at end of period	$20.02	$18.95	$13.92	$12.78	$13.68	$10.84	$7.70	$13.64	$12.43
Number of accumulation units outstanding at end of period	0	1,772	0	1,702	84	655	20	71	8
FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.71	$9.85	$8.57	$8.90	$8.67
Value at end of period	$13.59	$12.71	$9.85	$8.57	$8.90
Number of accumulation units outstanding at end of period	179	155	126	92	36
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.56	$13.82	$12.74	$13.82	$12.49	$9.76	$13.69	$12.67	$12.28
Value at end of period	$18.04	$17.56	$13.82	$12.74	$13.82	$12.49	$9.76	$13.69	$12.67
Number of accumulation units outstanding at end of period	66	54	42	30	12	0	0	0	941
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2010)
Value at beginning of period	$25.07	$17.69	$14.69	$16.29	$13.88
Value at end of period	$26.40	$25.07	$17.69	$14.69	$16.29
Number of accumulation units outstanding at end of period	1,363	624	496	342	184
LORD ABBETT MID CAP STOCK FUND, INC. (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.14	$13.39	$11.90	$12.61	$10.22	$8.21	$13.80	$13.96	$12.65	$12.47
Value at end of period	$18.80	$17.14	$13.39	$11.90	$12.61	$10.22	$8.21	$13.80	$13.96	$12.65
Number of accumulation units outstanding at end of period	0	2	0	323	291	245	77	48	792	7

CFI 271

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$24.02	$18.29	$16.83	$17.96	$14.47	$11.35	$16.75	$15.44	$13.04	$12.46
Value at end of period	$24.05	$24.02	$18.29	$16.83	$17.96	$14.47	$11.35	$16.75	$15.44	$13.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	327	2,402
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.29	$13.52	$13.04
Value at end of period	$18.93	$17.29	$13.52
Number of accumulation units outstanding at end of period	0	0	598
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.55	$10.75	$9.89	$10.39	$9.09
Value at end of period	$15.74	$14.55	$10.75	$9.89	$10.39
Number of accumulation units outstanding at end of period	2,309	340	264	178	101
NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2006)
Value at beginning of period	$19.67	$15.80	$13.33	$14.70	$13.29	$9.85	$16.15	$14.18	$12.41
Value at end of period	$19.92	$19.67	$15.80	$13.33	$14.70	$13.29	$9.85	$16.15	$14.18
Number of accumulation units outstanding at end of period	0	0	0	132	50	348	0	0	605
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during May 2006)
Value at beginning of period	$33.62	$31.57	$26.59	$33.04	$26.47	$14.82	$29.03	$22.07	$21.37
Value at end of period	$31.45	$33.62	$31.57	$26.59	$33.04	$26.47	$14.82	$29.03	$22.07
Number of accumulation units outstanding at end of period	86	68	50	26	10	0	0	22	501
OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$5.79	$6.71
Value at end of period	$4.82	$5.79
Number of accumulation units outstanding at end of period	63	20
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.36	$12.56	$11.49	$11.91	$10.83	$9.08	$13.34	$12.41	$12.02
Value at end of period	$15.24	$14.36	$12.56	$11.49	$11.91	$10.83	$9.08	$13.34	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	198	38	260
PIONEER HIGH YIELD FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.32	$14.79	$13.09	$13.56	$11.73	$7.37	$11.90	$11.33	$10.43	$10.44
Value at end of period	$16.01	$16.32	$14.79	$13.09	$13.56	$11.73	$7.37	$11.90	$11.33	$10.43
Number of accumulation units outstanding at end of period	240	192	356	681	2,664	2,107	651	583	1,137	8
PIONEER STRATEGIC INCOME FUND (CLASS A)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.22
Value at end of period	$12.15
Number of accumulation units outstanding at end of period	1
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during May 2006)
Value at beginning of period	$20.94	$16.25	$13.87	$14.87	$13.03	$9.07	$14.14	$14.34	$13.03
Value at end of period	$22.69	$20.94	$16.25	$13.87	$14.87	$13.03	$9.07	$14.14	$14.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	11	235

CFI 272

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.39	$13.91	$11.94	$13.92	$13.06	$8.88	$16.75	$14.54	$13.98
Value at end of period	$15.24	$17.39	$13.91	$11.94	$13.92	$13.06	$8.88	$16.75	$14.54
Number of accumulation units outstanding at end of period	0	1,756	0	100	796	177	264	98	1,697
THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.05	$13.74	$11.61	$12.43	$11.28	$8.54	$14.27	$13.11	$12.04	$11.45
Value at end of period	$19.37	$18.05	$13.74	$11.61	$12.43	$11.28	$8.54	$14.27	$13.11	$12.04
Number of accumulation units outstanding at end of period	332	1,098	550	1,885	2,200	2,303	1,487	752	1,792	1,860
THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.49	$14.22	$12.95	$12.50	$11.37	$9.31	$13.36	$13.12	$12.44
Value at end of period	$17.54	$16.49	$14.22	$12.95	$12.50	$11.37	$9.31	$13.36	$13.12
Number of accumulation units outstanding at end of period	412	377	346	0	288	290	637	344	62
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.62	$14.10	$13.27	$13.05	$12.33	$11.11	$11.31	$10.50	$10.26
Value at end of period	$14.10	$13.62	$14.10	$13.27	$13.05	$12.33	$11.11	$11.31	$10.50
Number of accumulation units outstanding at end of period	2,711	921	5,376	676	1,597	0	344	79	3,586
VOYA CORE EQUITY RESEARCH FUND (CLASS A)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.80	$16.96	$14.66	$14.95	$13.49	$10.46
Value at end of period	$23.57	$21.80	$16.96	$14.66	$14.95	$13.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	634
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.83	$13.27	$13.10	$12.39	$11.85	$11.46	$10.89	$10.46	$10.18	$10.22
Value at end of period	$13.25	$12.83	$13.27	$13.10	$12.39	$11.85	$11.46	$10.89	$10.46	$10.18
Number of accumulation units outstanding at end of period	25	2,239	1,868	2,110	1,338	651	333	238	1,104	3,397
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.84	$12.35	$10.88	$11.51
Value at end of period	$17.21	$15.84	$12.35	$10.88
Number of accumulation units outstanding at end of period	2	3	0	58
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.22	$11.68	$10.40	$10.62	$9.50	$7.86	$12.77	$12.40	$11.45
Value at end of period	$17.00	$15.22	$11.68	$10.40	$10.62	$9.50	$7.86	$12.77	$12.40
Number of accumulation units outstanding at end of period	1,086	977	936	651	293	0	0	25	184
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.94	$14.36	$12.44	$12.83	$10.73	$8.31	$13.57	$13.11	$12.22	$11.61
Value at end of period	$20.35	$18.94	$14.36	$12.44	$12.83	$10.73	$8.31	$13.57	$13.11	$12.22
Number of accumulation units outstanding at end of period	195	119	88	0	723	557	375	235	1,310	1,237
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.25	$13.04	$11.83	$12.15	$10.09	$8.24	$12.65	$13.75	$13.24
Value at end of period	$18.87	$18.25	$13.04	$11.83	$12.15	$10.09	$8.24	$12.65	$13.75
Number of accumulation units outstanding at end of period	83	83	83	0	781	522	328	169	1,556

CFI 273

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.72	$11.79	$10.88	$10.98	$10.65
Value at end of period	$13.23	$12.72	$11.79	$10.88	$10.98
Number of accumulation units outstanding at end of period	6,323	3,849	2,013	2,663	3,674
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2010)
Value at beginning of period	$14.16	$12.30	$11.07	$11.44	$10.39
Value at end of period	$14.71	$14.16	$12.30	$11.07	$11.44
Number of accumulation units outstanding at end of period	4,660	4,174	4,944	2,692	1,733
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.03	$12.54	$11.07	$11.64	$11.07
Value at end of period	$15.65	$15.03	$12.54	$11.07	$11.64
Number of accumulation units outstanding at end of period	4,976	3,289	3,712	1,778	1,128
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.50	$12.71	$11.16	$11.85	$11.21
Value at end of period	$16.17	$15.50	$12.71	$11.16	$11.85
Number of accumulation units outstanding at end of period	7,403	5,494	10,237	2,646	1,369
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.01	$12.30	$11.92
Value at end of period	$15.69	$15.01	$12.30
Number of accumulation units outstanding at end of period	0	35	523
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.19	$11.50	$10.78	$10.68	$10.59
Value at end of period	$12.70	$12.19	$11.50	$10.78	$10.68
Number of accumulation units outstanding at end of period	1,559	1,928	1,695	1,702	1,446
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.95	$13.25	$12.36	$11.66	$10.79	$9.72	$10.97	$10.53	$10.31	$10.40
Value at end of period	$13.58	$12.95	$13.25	$12.36	$11.66	$10.79	$9.72	$10.97	$10.53	$10.31
Number of accumulation units outstanding at end of period	161	123	230	1,651	1,601	1,951	651	642	280	65
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.88	$13.15	$12.25	$11.61	$10.77	$9.84	$10.96	$10.53	$10.32	$10.29
Value at end of period	$13.49	$12.88	$13.15	$12.25	$11.61	$10.77	$9.84	$10.96	$10.53	$10.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	765
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.41	$7.89	$6.77	$7.85	$7.69
Value at end of period	$8.70	$9.41	$7.89	$6.77	$7.85
Number of accumulation units outstanding at end of period	0	49	48	34	2
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.69	$12.31	$10.49	$12.52	$12.41	$9.91	$17.58	$15.74	$12.35	$11.73
Value at end of period	$13.75	$14.69	$12.31	$10.49	$12.52	$12.41	$9.91	$17.58	$15.74	$12.35
Number of accumulation units outstanding at end of period	0	2	0	277	243	199	68	47	188	7

CFI 274

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.82	$9.20	$8.18	$8.05	$6.87	$6.22	$9.07	$9.24
Value at end of period	$12.76	$11.82	$9.20	$8.18	$8.05	$6.87	$6.22	$9.07
Number of accumulation units outstanding at end of period	153	3,230	59	2,641	35	89	90	57
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.67	$9.87	$10.07	$10.28	$10.47	$10.65	$10.59
Value at end of period	$9.48	$9.67	$9.87	$10.07	$10.28	$10.47	$10.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	5	0
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during May 2006)
Value at beginning of period	$19.24	$19.20	$16.91	$15.71	$12.52	$9.81	$15.37	$18.70	$15.35
Value at end of period	$24.66	$19.24	$19.20	$16.91	$15.71	$12.52	$9.81	$15.37	$18.70
Number of accumulation units outstanding at end of period	44	31	20	0	0	0	0	0	752
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.18	$10.16	$8.96	$8.89	$8.78
Value at end of period	$14.62	$13.18	$10.16	$8.96	$8.89
Number of accumulation units outstanding at end of period	0	27	27	20	1
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.57	$11.05	$9.62	$9.98	$8.40
Value at end of period	$16.13	$14.57	$11.05	$9.62	$9.98
Number of accumulation units outstanding at end of period	0	359	280	274	76
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.67	$11.50	$10.09	$10.69	$8.91
Value at end of period	$16.15	$15.67	$11.50	$10.09	$10.69
Number of accumulation units outstanding at end of period	0	152	160	154	18
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$25.58	$18.72	$17.85
Value at end of period	$26.54	$25.58	$18.72
Number of accumulation units outstanding at end of period	41	0	11
VOYA SOLUTION 2015 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.93	$12.05	$11.00	$11.27	$10.78
Value at end of period	$13.44	$12.93	$12.05	$11.00	$11.27
Number of accumulation units outstanding at end of period	4,280	215	216	1	251
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.25	$12.47	$11.17	$11.73	$11.04
Value at end of period	$14.79	$14.25	$12.47	$11.17	$11.73
Number of accumulation units outstanding at end of period	311	1,186	983	784	721
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.98	$12.66	$11.18	$11.93	$11.19
Value at end of period	$15.56	$14.98	$12.66	$11.18	$11.93
Number of accumulation units outstanding at end of period	55	44	36	11	929

CFI 275

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.47	$12.75	$11.22	$12.05	$11.24
Value at end of period	$16.13	$15.47	$12.75	$11.22	$12.05
Number of accumulation units outstanding at end of period	2,907	3,496	3,157	440	3,025
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.71	$12.44	$11.26	$11.26	$10.31	$8.89	$11.84	$11.38	$10.68	$10.54
Value at end of period	$14.37	$13.71	$12.44	$11.26	$11.26	$10.31	$8.89	$11.84	$11.38	$10.68
Number of accumulation units outstanding at end of period	0	0	2,023	0	0	0	0	0	0	358
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.49	$12.04	$10.65	$11.16	$10.04	$8.15	$12.97	$15.56	$11.29	$10.94
Value at end of period	$15.18	$14.49	$12.04	$10.65	$11.16	$10.04	$8.15	$12.97	$12.56	$11.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,029
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.03	$12.24	$10.96	$11.21	$10.18	$8.50	$12.43	$11.99	$10.97	$10.74
Value at end of period	$14.71	$14.03	$12.24	$10.96	$11.21	$10.18	$8.50	$12.43	$11.99	$10.97
Number of accumulation units outstanding at end of period	0	0	606	0	0	0	0	0	0	1,886
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$11.32	$11.83	$11.59
Value at end of period	$11.76	$11.32	$11.83
Number of accumulation units outstanding at end of period	14	632	894
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$23.56	$17.23	$14.63	$14.53	$11.67	$8.76	$15.15	$14.50	$13.58
Value at end of period	$24.21	$23.56	$17.23	$14.63	$14.53	$11.67	$8.76	$15.15	$14.50
Number of accumulation units outstanding at end of period	0	2,255	1,906	126	53	1,231	50	205	1,229
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$20.04	$14.97	$13.27	$15.14	$11.99	$8.75	$14.62
Value at end of period	$20.91	$20.04	$14.97	$13.27	$15.14	$11.99	$8.75
Number of accumulation units outstanding at end of period	589	418	298	165	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.80	$12.64	$10.82	$11.22	$9.90	$7.82	$12.51	$13.16
Value at end of period	$18.05	$16.80	$12.64	$10.82	$11.22	$9.90	$7.82	$12.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	38	12	229
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$21.74	$16.78	$14.20	$14.17	$11.70	$9.46	$14.35	$14.24	$13.02
Value at end of period	$24.61	$21.74	$16.78	$14.20	$14.17	$11.70	$9.46	$14.35	$14.24
Number of accumulation units outstanding at end of period	535	501	408	0	80	131	119	104	85
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$20.31	$18.08
Value at end of period	$21.65	$20.31
Number of accumulation units outstanding at end of period	116	43

CFI 276

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.38	$13.92	$11.65	$12.91	$11.32	$8.26	$14.09	$13.46	$11.62	$11.00
Value at end of period	$17.46	$17.38	$13.92	$11.65	$12.91	$11.32	$8.26	$14.09	$13.46	$11.62
Number of accumulation units outstanding at end of period	90	65	374	0	338	434	417	333	2,733	1,111
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.02	$13.34	$11.57	$11.86	$10.49	$8.54	$13.49	$13.31	$12.12
Value at end of period	$17.99	$17.02	$13.34	$11.57	$11.86	$10.49	$8.54	$13.49	$13.31
Number of accumulation units outstanding at end of period	56	54	54	0	55	959	89	90	1,578
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.89	$13.81	$11.83	$12.17	$10.60	$7.55	$13.31	$12.33	$11.36
Value at end of period	$20.17	$18.89	$13.81	$11.83	$12.17	$10.60	$7.55	$13.31	$12.33
Number of accumulation units outstanding at end of period	0	1,782	2,285	1,444	92	699	13	297	272
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$19.57	$15.21	$12.68	$13.66	$12.86	$9.86	$16.62	$16.90
Value at end of period	$18.74	$19.57	$15.21	$12.68	$13.66	$12.86	$9.86	$16.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	21	7	128
WANGER SELECT
(Funds were first received in this option during December 2010)
Value at beginning of period	$16.56	$12.52	$10.76	$13.30	$12.84
Value at end of period	$16.79	$16.56	$12.52	$10.76	$13.30
Number of accumulation units outstanding at end of period	73	60	47	34	12
WANGER USA
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.65	$17.99	$17.00
Value at end of period	$24.35	$23.65	$17.99
Number of accumulation units outstanding at end of period	4	1	183
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-3)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.35	$12.63	$11.44	$10.89	$9.80	$8.39	$12.78	$12.52	$10.81	$10.72
Value at end of period	$17.84	$16.35	$12.63	$11.44	$10.89	$9.80	$8.39	$12.78	$12.52	$10.81
Number of accumulation units outstanding at end of period	74	62	40	1,201	1,053	864	307	203	1,779	4,796

TABLE 32 FOR CERTAIN SUBACCOUNTS BEGINNING DURING OR AFTER FEBRUARY 2014 IN CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00% (Selected data for accumulation units outstanding throughout each period)

2014

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.07
Value at end of period	$13.57
Number of accumulation units outstanding at end of period	254

CFI 277

Condensed Financial Information (continued)

2014

TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.87
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	4,371

TABLE 33 FOR CERTAIN SUBACCOUNTS BEGINNING DURING OR AFTER FEBRUARY 2012 IN CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.03	$10.55	$10.55
Value at end of period	$13.50	$13.03	$10.55
Number of accumulation units outstanding at end of period	254	227	15

TABLE 34 FOR CERTAIN SUBACCOUNTS BEGINNING DURING OR AFTER NOVEMBER 2013 IN CONTRACTS WITH A DAILY ASSET CHARGE OF 1.45% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012

TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$12.19	$11.98
Value at end of period	$10.72	$12.19
Number of accumulation units outstanding at end of period	218	171

CFI 278

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Voya MAP Plus NPSM Variable Annuity prospectus dated May 1, 2015.

___ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.109860-15) dated May 1, 2015.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.109860-15

PART B

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information

dated May 1, 2015

For
Voya MAP Plus NPSM

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2015. The contract offered in connection with the prospectus is a group deferred variable annuity contract funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 990063

Hartford, Connecticut 06095-0063

1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

The Company serves as the depositor for the separate account.

Other than the daily asset charge, subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable) described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2014, 2013 and 2012 amounted to $50,785,659.69, $54,391,135.63 and $54,904,926.87, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

As described in the prospectus, compensation paid to those who sell the contract can affect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a contract depending upon the compensation option selected by the individual selling the contract, as of May 1, 2015.

Maximum Daily Asset Charge for Case Based Compensation

	First Case Year (Case Year 1 Only)	Renewal Year & Increase Deposits (All Case Years)	Takeover (Case Year 1 Only)	Asset Based (Starts Case Month 1)	Asset Based (Starts Case Month 13)	Maximum Daily Asset Charge
Option 1	1.00%	0.00%	1.00%	0.00%	0.15	1.10
Option 2	1.00%	0.00%	1.00%	0.00%	0.25	1.25
Option 3	1.00%	0.00%	1.00%	0.00%	0.30	1.30
Option 4	1.00%	0.00%	1.00%	0.00%	0.40	1.45
Option 5	1.00%	0.00%	1.00%	0.00%	0.50	1.55
Option 6	0.00%	0.00%	0.00%	0.40%	0.00	1.25
Option 7	0.00%	0.00%	0.00%	0.00%	0.00	0.75

Maximum Daily Asset Charge for Participant Based Compensation

	First Participant Year and Increases	Renewal Premium	Tax Free Exchanges/ Takeover Assets	Asset Based (Starts Participant Month 13)	Maximum Daily Asset Charge
Option 1	3.00	0.25	1.00	0.10	1.20
Option 2	2.00	0.50	2.00	0.25	1.55
Option 3	1.00	1.00	1.00	0.25	1.35

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

3

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2014

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Voya Retirement Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of Voya Retirement Insurance and Annuity Company at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2015

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Assets
Investments in mutual funds
at fair value	$32	$4,057	$90	$408	$51
Total assets	32	4,057	90	408	51
Net assets	$32	$4,057	$90	$408	$51

Net assets
Accumulation units	$32	$4,057	$90	$408	$51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$32	$4,057	$90	$408	$51

Total number of mutual fund shares	4,096	172,507	2,507	12,471	2,476

Cost of mutual fund shares	$32	$4,057	$92	$416	$50
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$442	$35	$231	$—	$423
Total assets	442	35	231	—	423
Net assets	$442	$35	$231	$—	$423

Net assets
Accumulation units	$442	$35	$231	$—	$423
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$442	$35	$231	$—	$423

Total number of mutual fund shares	10,300	8,142	5,860	13	21,558

Cost of mutual fund shares	$394	$36	$245	$—	$428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$27,172	$39,632	$1,335	$3,775	$201
Total assets	27,172	39,632	1,335	3,775	201
Net assets	$27,172	$39,632	$1,335	$3,775	$201

Net assets
Accumulation units	$27,077	$39,107	$1,335	$3,775	$201
Contracts in payout (annuitization)	95	525	—	—	—
Total net assets	$27,172	$39,632	$1,335	$3,775	$201

Total number of mutual fund shares	495,117	966,404	65,014	415,755	36,571

Cost of mutual fund shares	$19,487	$25,800	$1,264	$3,495	$140

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$443	$261	$27	$548	$42,462
Total assets	443	261	27	548	42,462
Net assets	$443	$261	$27	$548	$42,462

Net assets
Accumulation units	$443	$261	$27	$548	$42,462
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$443	$261	$27	$548	$42,462

Total number of mutual fund shares	14,763	15,263	1,255	21,302	1,239,417

Cost of mutual fund shares	$350	$173	$19	$621	$34,110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class
Assets
Investments in mutual funds
at fair value	$74,812	$7,317	$64	$29,023	$10,906
Total assets	74,812	7,317	64	29,023	10,906
Net assets	$74,812	$7,317	$64	$29,023	$10,906

Net assets
Accumulation units	$74,812	$7,317	$64	$29,023	$10,906
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$74,812	$7,317	$64	$29,023	$10,906

Total number of mutual fund shares	1,604,041	296,832	2,614	2,497,708	288,453

Cost of mutual fund shares	$55,806	$5,626	$65	$32,179	$8,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$2,170	$67,392	$2,154	$697	$11,912
Total assets	2,170	67,392	2,154	697	11,912
Net assets	$2,170	$67,392	$2,154	$697	$11,912

Net assets
Accumulation units	$2,170	$67,392	$2,154	$697	$11,912
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,170	$67,392	$2,154	$697	$11,912

Total number of mutual fund shares	41,787	1,297,001	58,179	12,992	165,863

Cost of mutual fund shares	$1,865	$53,228	$2,030	$629	$11,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Assets
Investments in mutual funds
at fair value	$13,092	$47,419	$1,697	$21	$16,783
Total assets	13,092	47,419	1,697	21	16,783
Net assets	$13,092	$47,419	$1,697	$21	$16,783

Net assets
Accumulation units	$13,092	$47,419	$1,697	$21	$16,783
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,092	$47,419	$1,697	$21	$16,783

Total number of mutual fund shares	436,993	1,165,376	68,170	954	785,737

Cost of mutual fund shares	$11,963	$49,158	$1,431	$23	$16,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$9,317	$53,491	$775	$6,678	$100
Total assets	9,317	53,491	775	6,678	100
Net assets	$9,317	$53,491	$775	$6,678	$100

Net assets
Accumulation units	$9,317	$53,259	$775	$6,678	$100
Contracts in payout (annuitization)	—	232	—	—	—
Total net assets	$9,317	$53,491	$775	$6,678	$100

Total number of mutual fund shares	727,347	26,080,451	16,908	86,879	3,301

Cost of mutual fund shares	$9,181	$48,653	$627	$6,247	$99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Assets
Investments in mutual funds
at fair value	$58	$10,416	$2	$288	$—
Total assets	58	10,416	2	288	—
Net assets	$58	$10,416	$2	$288	$—

Net assets
Accumulation units	$58	$10,416	$2	$288	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$10,416	$2	$288	$—

Total number of mutual fund shares	1,829	611,990	108	10,416	4

Cost of mutual fund shares	$58	$10,354	$2	$295	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund
Assets
Investments in mutual funds
at fair value	$4,462	$692	$24	$393	$302
Total assets	4,462	692	24	393	302
Net assets	$4,462	$692	$24	$393	$302

Net assets
Accumulation units	$4,462	$692	$24	$393	$302
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,462	$692	$24	$393	$302

Total number of mutual fund shares	496,961	13,174	805	9,333	1,669

Cost of mutual fund shares	$4,486	$710	$25	$338	$283

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$746	$93	$7,100	$295,528	$934
Total assets	746	93	7,100	295,528	934
Net assets	$746	$93	$7,100	$295,528	$934

Net assets
Accumulation units	$746	$93	$7,100	$295,528	$934
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$746	$93	$7,100	$295,528	$934

Total number of mutual fund shares	3,353	4,958	153,539	6,388,423	34,408

Cost of mutual fund shares	$529	$104	$6,075	$259,634	$916

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$301,864	$292,498	$12,151	$29,883	$1,379,550
Total assets	301,864	292,498	12,151	29,883	1,379,550
Net assets	$301,864	$292,498	$12,151	$29,883	$1,379,550

Net assets
Accumulation units	$297,811	$291,652	$12,104	$29,883	$1,370,137
Contracts in payout (annuitization)	4,053	846	47	—	9,413
Total net assets	$301,864	$292,498	$12,151	$29,883	$1,379,550

Total number of mutual fund shares	12,437,722	4,607,714	2,201,346	1,598,032	36,925,866

Cost of mutual fund shares	$271,382	$147,172	$12,819	$26,271	$1,010,211

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$176,091	$29,464	$22,661	$2,593	$97
Total assets	176,091	29,464	22,661	2,593	97
Net assets	$176,091	$29,464	$22,661	$2,593	$97

Net assets
Accumulation units	$176,091	$29,464	$22,661	$2,593	$97
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$176,091	$29,464	$22,661	$2,593	$97

Total number of mutual fund shares	846,103	781,959	1,321,362	79,971	565

Cost of mutual fund shares	$116,686	$23,948	$19,215	$2,395	$93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3
Assets
Investments in mutual funds
at fair value	$3	$306	$132,108	$3	$16,720
Total assets	3	306	132,108	3	16,720
Net assets	$3	$306	$132,108	$3	$16,720

Net assets
Accumulation units	$3	$306	$130,622	$3	$16,720
Contracts in payout (annuitization)	—	—	1,486	—	—
Total net assets	$3	$306	$132,108	$3	$16,720

Total number of mutual fund shares	94	8,461	5,918,839	113	397,894

Cost of mutual fund shares	$4	$327	$91,051	$3	$12,837

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Assets
Investments in mutual funds
at fair value	$380,060	$—	$5	$2,622	$31
Total assets	380,060	—	5	2,622	31
Net assets	$380,060	$—	$5	$2,622	$31

Net assets
Accumulation units	$380,060	$—	$5	$2,622	$31
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$380,060	$—	$5	$2,622	$31

Total number of mutual fund shares	8,970,020	2	187	121,917	546

Cost of mutual fund shares	$280,678	$—	$5	$2,243	$31

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$147	$282	$40	$102	$82
Total assets	147	282	40	102	82
Net assets	$147	$282	$40	$102	$82

Net assets
Accumulation units	$147	$282	$40	$102	$82
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$147	$282	$40	$102	$82

Total number of mutual fund shares	4,690	4,567	3,329	2,472	2,280

Cost of mutual fund shares	$126	$173	$41	$71	$56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Assets
Investments in mutual funds
at fair value	$68	$426	$—	$4,184	$96
Total assets	68	426	—	4,184	96
Net assets	$68	$426	$—	$4,184	$96

Net assets
Accumulation units	$68	$426	$—	$4,184	$96
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$68	$426	$—	$4,184	$96

Total number of mutual fund shares	4,746	38,935	2	225,560	435

Cost of mutual fund shares	$66	$432	$—	$3,145	$95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$348	$14,315	$373	$—	$274
Total assets	348	14,315	373	—	274
Net assets	$348	$14,315	$373	$—	$274

Net assets
Accumulation units	$348	$14,315	$373	$—	$274
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$348	$14,315	$373	—	$274

Total number of mutual fund shares	20,200	419,929	32,031	6	12,338

Cost of mutual fund shares	$330	$12,968	$374	$—	$287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$1,258	$1,155	$1,254	$265	$104,586
Total assets	1,258	1,155	1,254	265	104,586
Net assets	$1,258	$1,155	$1,254	$265	$104,586

Net assets
Accumulation units	$1,258	$1,155	$1,254	$265	$103,710
Contracts in payout (annuitization)	—	—	—	—	876
Total net assets	$1,258	$1,155	$1,254	$265	$104,586

Total number of mutual fund shares	113,360	44,653	47,720	19,674	4,019,437

Cost of mutual fund shares	$1,257	$751	$1,401	$282	$67,455

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Assets
Investments in mutual funds
at fair value	$2	$722	$10,611	$1	$13
Total assets	2	722	10,611	1	13
Net assets	$2	$722	$10,611	$1	$13

Net assets
Accumulation units	$2	$722	$10,611	$1	$13
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2	$722	$10,611	$1	$13

Total number of mutual fund shares	158	29,451	972,568	35	404

Cost of mutual fund shares	$2	$573	$10,455	$1	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	American Funds New World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$473	$13,345	$2,112	$121,851	$27
Total assets	473	13,345	2,112	121,851	27
Net assets	$473	$13,345	$2,112	$121,851	$27

Net assets
Accumulation units	$473	$13,345	$2,112	$121,851	$27
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$473	$13,345	$2,112	$121,851	$27

Total number of mutual fund shares	7,987	625,929	59,351	3,397,963	503

Cost of mutual fund shares	$484	$12,709	$1,844	$97,099	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,197	$204	$104	$249,694	$38,711
Total assets	1,197	204	104	249,694	38,711
Net assets	$1,197	$204	$104	$249,694	$38,711

Net assets
Accumulation units	$1,197	$204	$104	$249,694	$38,711
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,197	$204	$104	$249,694	$38,711

Total number of mutual fund shares	111,134	10,021	1,760	7,029,682	1,104,129

Cost of mutual fund shares	$1,281	$203	$90	$181,324	$36,740

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Assets
Investments in mutual funds
at fair value	$21	$57	$10	$12	$15
Total assets	21	57	10	12	15
Net assets	$21	$57	$10	$12	$15

Net assets
Accumulation units	$21	$57	$10	$12	$—
Contracts in payout (annuitization)	—	—	—	—	15
Total net assets	$21	$57	$10	$12	$15

Total number of mutual fund shares	1,556	9,555	281	384	187

Cost of mutual fund shares	$32	$58	$10	$12	$15
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Assets
Investments in mutual funds
at fair value	$222	$98	$74	$28,354	$—
Total assets	222	98	74	28,354	—
Net assets	$222	$98	$74	$28,354	$—

Net assets
Accumulation units	$222	$98	$—	$28,354	$—
Contracts in payout (annuitization)	—	—	74	—	—
Total net assets	$222	$98	$74	$28,354	$—

Total number of mutual fund shares	5,609	18,504	2,205	1,067,539	—

Cost of mutual fund shares	$149	$98	$48	$23,921	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares
Assets
Investments in mutual funds
at fair value	$17,371	$44,918	$14	$127,404	$8,438
Total assets	17,371	44,918	14	127,404	8,438
Net assets	$17,371	$44,918	$14	$127,404	$8,438

Net assets
Accumulation units	$17,371	$44,918	$14	$127,404	$8,438
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$17,371	$44,918	$14	$127,404	$8,438

Total number of mutual fund shares	426,899	1,895,271	3,237	9,945,646	243,372

Cost of mutual fund shares	$15,734	$42,102	$16	$140,850	$8,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Assets
Investments in mutual funds
at fair value	$2,023	$1,354	$10,371	$9	$23,270
Total assets	2,023	1,354	10,371	9	23,270
Net assets	$2,023	$1,354	$10,371	$9	$23,270

Net assets
Accumulation units	$2,023	$1,354	$10,371	$9	$23,270
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,023	$1,354	$10,371	$9	$23,270

Total number of mutual fund shares	207,743	126,170	478,125	311	2,411,380

Cost of mutual fund shares	$2,144	$1,407	$12,818	$9	$25,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$23	$10,975	$114	$2	$11,841
Total assets	23	10,975	114	2	11,841
Net assets	$23	$10,975	$114	$2	$11,841

Net assets
Accumulation units	$23	$10,975	$114	$2	$11,841
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$23	$10,975	$114	$2	$11,841

Total number of mutual fund shares	1,480	784,517	8,170	151	263,307

Cost of mutual fund shares	$25	$9,012	$88	$2	$11,292

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,035	$330	$1,602	$38,088	$180,054
Total assets	1,035	330	1,602	38,088	180,054
Net assets	$1,035	$330	$1,602	$38,088	$180,054

Net assets
Accumulation units	$1,035	$330	$1,602	$38,088	$180,054
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,035	$330	$1,602	$38,088	$180,054

Total number of mutual fund shares	36,494	9,653	229,800	3,069,152	14,450,595

Cost of mutual fund shares	$876	$278	$1,665	$40,341	$188,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Assets
Investments in mutual funds
at fair value	$4	$45	$9,095	$116	$249
Total assets	4	45	9,095	116	249
Net assets	$4	$45	$9,095	$116	$249

Net assets
Accumulation units	$4	$45	$9,095	$116	$249
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4	$45	$9,095	$116	$249

Total number of mutual fund shares	117	1,682	776,044	6,194	10,798

Cost of mutual fund shares	$4	$46	$11,443	$82	$189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A
Assets
Investments in mutual funds
at fair value	$24	$6	$25	$299,629	$100
Total assets	24	6	25	299,629	100
Net assets	$24	$6	$25	$299,629	$100

Net assets
Accumulation units	$24	$6	$25	$281,841	$100
Contracts in payout (annuitization)	—	—	—	17,788	—
Total net assets	$24	$6	$25	$299,629	$100

Total number of mutual fund shares	985	167	660	20,466,452	3,188

Cost of mutual fund shares	$21	$6	$23	$245,763	$91

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7	$2,025	$3,484	$1,774	$351,128
Total assets	7	2,025	3,484	1,774	351,128
Net assets	$7	$2,025	$3,484	$1,774	$351,128

Net assets
Accumulation units	$7	$2,025	$3,484	$1,774	$337,109
Contracts in payout (annuitization)	—	—	—	—	14,019
Total net assets	$7	$2,025	$3,484	$1,774	$351,128

Total number of mutual fund shares	524	102,157	401,397	175,596	27,219,230

Cost of mutual fund shares	$7	$1,557	$3,590	$1,767	$339,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$981	$922	$25	$82,002	$44
Total assets	981	922	25	82,002	44
Net assets	$981	$922	$25	$82,002	$44

Net assets
Accumulation units	$981	$922	$25	$82,002	$44
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$981	$922	$25	$82,002	$44

Total number of mutual fund shares	76,465	83,865	1,341	4,454,226	4,309

Cost of mutual fund shares	$975	$927	$31	$82,838	$45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$31,277	$24,624	$210	$434,528	$5,413
Total assets	31,277	24,624	210	434,528	5,413
Net assets	$31,277	$24,624	$210	$434,528	$5,413

Net assets
Accumulation units	$31,277	$24,624	$210	$433,537	$5,413
Contracts in payout (annuitization)	—	—	—	991	—
Total net assets	$31,277	$24,624	$210	$434,528	$5,413

Total number of mutual fund shares	3,093,667	2,438,062	11,014	21,672,218	274,496

Cost of mutual fund shares	$32,656	$25,553	$156	$351,368	$5,087

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24	$384,229	$1,681	$19	$17,240
Total assets	24	384,229	1,681	19	17,240
Net assets	$24	$384,229	$1,681	$19	$17,240

Net assets
Accumulation units	$24	$380,027	$1,681	$19	$16,970
Contracts in payout (annuitization)	—	4,202	—	—	270
Total net assets	$24	$384,229	$1,681	$19	$17,240

Total number of mutual fund shares	1,965	30,738,309	135,920	1,884	1,103,004

Cost of mutual fund shares	$21	$290,786	$1,665	$19	$13,356

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$382	$12,284	$19,708	$43	$7
Total assets	382	12,284	19,708	43	7
Net assets	$382	$12,284	$19,708	$43	$7

Net assets
Accumulation units	$382	$12,284	$19,708	$43	$7
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$382	$12,284	$19,708	$43	$7

Total number of mutual fund shares	24,443	1,141,605	1,342,474	4,695	622

Cost of mutual fund shares	$298	$12,387	$16,840	$48	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$92,705	$53	$2,409	$65,786	$37,011
Total assets	92,705	53	2,409	65,786	37,011
Net assets	$92,705	$53	$2,409	$65,786	$37,011

Net assets
Accumulation units	$92,705	$53	$—	$65,786	$37,011
Contracts in payout (annuitization)	—	—	2,409	—	—
Total net assets	$92,705	$53	$2,409	$65,786	$37,011

Total number of mutual fund shares	7,512,571	1,583	68,490	1,876,386	1,988,745

Cost of mutual fund shares	$74,269	$42	$1,763	$44,359	$32,605

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$54,794	$40	$22,583	$27,024	$321
Total assets	54,794	40	22,583	27,024	321
Net assets	$54,794	$40	$22,583	$27,024	$321

Net assets
Accumulation units	$54,794	$40	$22,583	$27,024	$321
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54,794	$40	$22,583	$27,024	$321

Total number of mutual fund shares	2,968,269	2,208	712,176	849,020	19,305

Cost of mutual fund shares	$45,073	$36	$19,976	$20,737	$351

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$22,492	$20,091	$24	$26,704	$22,043
Total assets	22,492	20,091	24	26,704	22,043
Net assets	$22,492	$20,091	$24	$26,704	$22,043

Net assets
Accumulation units	$22,492	$20,091	$24	$26,704	$22,043
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$22,492	$20,091	$24	$26,704	$22,043

Total number of mutual fund shares	1,294,879	1,162,701	1,197	1,290,064	1,075,815

Cost of mutual fund shares	$25,925	$23,112	$17	$23,009	$18,642

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$30	$403	$191,423	$564,335	$1,535
Total assets	30	403	191,423	564,335	1,535
Net assets	$30	$403	$191,423	$564,335	$1,535

Net assets
Accumulation units	$30	$403	$191,423	$564,335	$1,535
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$30	$403	$191,423	$564,335	$1,535

Total number of mutual fund shares	1,837	14,384	6,648,943	19,588,147	94,217

Cost of mutual fund shares	$30	$362	$172,171	$451,032	$1,139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$121,652	$117	$7,682	$806	$6,583
Total assets	121,652	117	7,682	806	6,583
Net assets	$121,652	$117	$7,682	$806	$6,583

Net assets
Accumulation units	$121,431	$117	$7,682	$806	$6,583
Contracts in payout (annuitization)	221	—	—	—	—
Total net assets	$121,652	$117	$7,682	$806	$6,583

Total number of mutual fund shares	7,377,290	9,015	593,641	52,336	425,804

Cost of mutual fund shares	$83,676	$100	$6,485	$646	$5,874

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$236,364	$151	$328	$1,890	$2,478
Total assets	236,364	151	328	1,890	2,478
Net assets	$236,364	$151	$328	$1,890	$2,478

Net assets
Accumulation units	$234,419	$151	$328	$1,890	$2,478
Contracts in payout (annuitization)	1,945	—	—	—	—
Total net assets	$236,364	$151	$328	$1,890	$2,478

Total number of mutual fund shares	236,363,825	7,448	7,222	162,373	207,182

Cost of mutual fund shares	$236,364	$132	$299	$1,909	$2,443

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$169,930	$272	$96,508	$932	$692
Total assets	169,930	272	96,508	932	692
Net assets	$169,930	$272	$96,508	$932	$692

Net assets
Accumulation units	$165,063	$272	$94,173	$922	$692
Contracts in payout (annuitization)	4,867	—	2,335	10	—
Total net assets	$169,930	$272	$96,508	$932	$692

Total number of mutual fund shares	14,340,125	26,378	9,261,779	89,260	63,873

Cost of mutual fund shares	$171,195	$299	$104,125	$1,001	$696

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$1,310	$1,223	$2,587	$2,410	$4,350
Total assets	1,310	1,223	2,587	2,410	4,350
Net assets	$1,310	$1,223	$2,587	$2,410	$4,350

Net assets
Accumulation units	$1,310	$1,223	$2,587	$2,410	$4,350
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,310	$1,223	$2,587	$2,410	$4,350

Total number of mutual fund shares	121,819	115,727	220,709	207,576	380,273

Cost of mutual fund shares	$1,296	$1,208	$2,531	$2,375	$3,976

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,313	$1,641	$3,006	$1,768	$785
Total assets	2,313	1,641	3,006	1,768	785
Net assets	$2,313	$1,641	$3,006	$1,768	$785

Net assets
Accumulation units	$2,313	$1,641	$3,006	$1,768	$785
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,313	$1,641	$3,006	$1,768	$785

Total number of mutual fund shares	191,008	136,859	254,070	141,917	63,710

Cost of mutual fund shares	$2,210	$1,588	$2,668	$1,755	$777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,238	$424	$446	$368	$468
Total assets	2,238	424	446	368	468
Net assets	$2,238	$424	$446	$368	$468

Net assets
Accumulation units	$2,238	$424	$446	$368	$468
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,238	$424	$446	$368	$468

Total number of mutual fund shares	184,028	28,406	30,062	25,026	43,512

Cost of mutual fund shares	$1,974	$412	$455	$337	$474
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,094	$288	$905	$3,054	$68,097
Total assets	1,094	288	905	3,054	68,097
Net assets	$1,094	$288	$905	$3,054	$68,097

Net assets
Accumulation units	$1,094	$288	$905	$3,054	$68,097
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,094	$288	$905	$3,054	$68,097

Total number of mutual fund shares	102,619	27,517	74,655	246,921	5,549,847

Cost of mutual fund shares	$1,099	$288	$789	$2,919	$60,699

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$8,129	$492	$1,478	$142,609	$15,200
Total assets	8,129	492	1,478	142,609	15,200
Net assets	$8,129	$492	$1,478	$142,609	$15,200

Net assets
Accumulation units	$8,129	$492	$1,478	$142,609	$15,200
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,129	$492	$1,478	$142,609	$15,200

Total number of mutual fund shares	679,079	38,322	112,669	10,969,942	1,196,865

Cost of mutual fund shares	$7,457	$417	$1,531	$118,437	$13,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$183	$2,695	$136,761	$13,637	$114
Total assets	183	2,695	136,761	13,637	114
Net assets	$183	$2,695	$136,761	$13,637	$114

Net assets
Accumulation units	$183	$2,695	$136,761	$13,637	$114
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$183	$2,695	$136,761	$13,637	$114

Total number of mutual fund shares	13,865	199,478	10,213,685	1,048,162	8,415

Cost of mutual fund shares	$152	$2,551	$113,465	$12,131	$99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,526	$98,309	$7,963	$777	$10,817
Total assets	1,526	98,309	7,963	777	10,817
Net assets	$1,526	$98,309	$7,963	$777	$10,817

Net assets
Accumulation units	$1,526	$98,309	$7,963	$777	$10,817
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,526	$98,309	$7,963	$777	$10,817

Total number of mutual fund shares	109,787	7,144,585	590,280	53,600	752,757

Cost of mutual fund shares	$1,408	$79,962	$7,198	$752	$10,205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$887	$4,280	$206	$3,290	$17,739
Total assets	887	4,280	206	3,290	17,739
Net assets	$887	$4,280	$206	$3,290	$17,739

Net assets
Accumulation units	$887	$4,280	$206	$3,290	$17,739
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$887	$4,280	$206	$3,290	$17,739

Total number of mutual fund shares	61,996	400,026	17,746	277,434	1,508,458

Cost of mutual fund shares	$866	$4,083	$195	$3,234	$16,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,210	$6,119	$153	$19,231	$60,125
Total assets	1,210	6,119	153	19,231	60,125
Net assets	$1,210	$6,119	$153	$19,231	$60,125

Net assets
Accumulation units	$1,210	$6,119	$153	$19,231	$59,365
Contracts in payout (annuitization)	—	—	—	—	760
Total net assets	$1,210	$6,119	$153	$19,231	$60,125

Total number of mutual fund shares	105,212	573,485	11,079	1,335,492	4,219,286

Cost of mutual fund shares	$1,130	$6,071	$138	$17,921	$50,776

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$420	$175,509	$15,271	$254	$4,730
Total assets	420	175,509	15,271	254	4,730
Net assets	$420	$175,509	$15,271	$254	$4,730

Net assets
Accumulation units	$420	$174,299	$15,169	$254	$4,730
Contracts in payout (annuitization)	—	1,210	102	—	—
Total net assets	$420	$175,509	$15,271	$254	$4,730

Total number of mutual fund shares	13,833	5,591,250	624,575	15,667	285,276

Cost of mutual fund shares	$302	$107,448	$11,315	$177	$3,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,092	$482	$76,270	$1,674	$350,430
Total assets	4,092	482	76,270	1,674	350,430
Net assets	$4,092	$482	$76,270	$1,674	$350,430

Net assets
Accumulation units	$4,092	$482	$74,913	$1,674	$346,566
Contracts in payout (annuitization)	—	—	1,357	—	3,864
Total net assets	$4,092	$482	$76,270	$1,674	$350,430

Total number of mutual fund shares	242,403	29,362	4,614,045	36,204	7,467,084

Cost of mutual fund shares	$3,238	$306	$53,678	$1,525	$287,209

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$3,362	$406	$6,939	$68,476	$559
Total assets	3,362	406	6,939	68,476	559
Net assets	$3,362	$406	$6,939	$68,476	$559

Net assets
Accumulation units	$3,362	$406	$6,939	$67,009	$559
Contracts in payout (annuitization)	—	—	—	1,467	—
Total net assets	$3,362	$406	$6,939	$68,476	$559

Total number of mutual fund shares	72,165	18,087	303,696	3,016,568	30,709

Cost of mutual fund shares	$3,393	$257	$6,067	$48,263	$405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$576,327	$1,101	$43,987	$788	$386
Total assets	576,327	1,101	43,987	788	386
Net assets	$576,327	$1,101	$43,987	$788	$386

Net assets
Accumulation units	$572,394	$1,101	$42,916	$788	$386
Contracts in payout (annuitization)	3,933	—	1,071	—	—
Total net assets	$576,327	$1,101	$43,987	$788	$386

Total number of mutual fund shares	30,590,590	60,214	3,702,642	66,406	33,776

Cost of mutual fund shares	$410,050	$825	$44,543	$776	$272

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$404,023	$1,070	$1,484	$337,335	$4,148
Total assets	404,023	1,070	1,484	337,335	4,148
Net assets	$404,023	$1,070	$1,484	$337,335	$4,148

Net assets
Accumulation units	$402,008	$1,070	$1,484	$335,150	$4,148
Contracts in payout (annuitization)	2,015	—	—	2,185	—
Total net assets	$404,023	$1,070	$1,484	$337,335	$4,148

Total number of mutual fund shares	33,307,772	90,149	17,147	3,741,935	46,959

Cost of mutual fund shares	$275,796	$866	$849	$210,777	$2,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$409	$99,808	$328	$167	$38,249
Total assets	409	99,808	328	167	38,249
Net assets	$409	$99,808	$328	$167	$38,249

Net assets
Accumulation units	$409	$97,830	$328	$167	$37,307
Contracts in payout (annuitization)	—	1,978	—	—	942
Total net assets	$409	$99,808	$328	$167	$38,249

Total number of mutual fund shares	34,376	8,289,701	27,419	10,162	3,026,024

Cost of mutual fund shares	$385	$91,934	$289	$142	$32,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$75,559	$68,770	$1,598	$1,371,748	$281
Total assets	75,559	68,770	1,598	1,371,748	281
Net assets	$75,559	$68,770	$1,598	$1,371,748	$281

Net assets
Accumulation units	$74,824	$67,407	$1,598	$1,285,846	$281
Contracts in payout (annuitization)	735	1,363	—	85,902	—
Total net assets	$75,559	$68,770	$1,598	$1,371,748	$281

Total number of mutual fund shares	5,475,314	5,233,643	52,790	44,784,444	9,255

Cost of mutual fund shares	$58,720	$53,996	$1,350	$1,019,413	$271

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$348,666	$318	$366,118	$364	$149,688
Total assets	348,666	318	366,118	364	149,688
Net assets	$348,666	$318	$366,118	$364	$149,688

Net assets
Accumulation units	$343,868	$318	$364,432	$364	$148,615
Contracts in payout (annuitization)	4,798	—	1,686	—	1,073
Total net assets	$348,666	$318	$366,118	$364	$149,688

Total number of mutual fund shares	15,510,070	14,280	14,894,948	14,993	6,536,596

Cost of mutual fund shares	$224,386	$188	$246,011	$236	$96,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$278	$26,942	$7	$18,455	$1,040
Total assets	278	26,942	7	18,455	1,040
Net assets	$278	$26,942	$7	$18,455	$1,040

Net assets
Accumulation units	$278	$26,377	$7	$18,182	$1,040
Contracts in payout (annuitization)	—	565	—	273	—
Total net assets	$278	$26,942	$7	$18,455	$1,040

Total number of mutual fund shares	12,276	2,875,313	711	757,904	42,925

Cost of mutual fund shares	$169	$24,578	$6	$14,957	$707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$52,083	$412	$399	$8,242	$10,138
Total assets	52,083	412	399	8,242	10,138
Net assets	$52,083	$412	$399	$8,242	$10,138

Net assets
Accumulation units	$52,083	$—	$399	$8,242	$10,138
Contracts in payout (annuitization)	—	412	—	—	—
Total net assets	$52,083	$412	$399	$8,242	$10,138

Total number of mutual fund shares	3,269,493	26,030	19,916	413,562	372,868

Cost of mutual fund shares	$38,690	$344	$330	$6,942	$7,468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$62,848	$29,802	$151,114	$301	$52,469
Total assets	62,848	29,802	151,114	301	52,469
Net assets	$62,848	$29,802	$151,114	$301	$52,469

Net assets
Accumulation units	$62,848	$29,802	$149,043	$301	$50,705
Contracts in payout (annuitization)	—	—	2,071	—	1,764
Total net assets	$62,848	$29,802	$151,114	$301	$52,469

Total number of mutual fund shares	3,637,059	1,806,165	6,499,545	13,183	5,901,974

Cost of mutual fund shares	$50,543	$25,489	$116,761	$236	$49,735

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$148	$131,603	$1,396	$42,392	$139
Total assets	148	131,603	1,396	42,392	139
Net assets	$148	$131,603	$1,396	$42,392	$139

Net assets
Accumulation units	$148	$131,603	$1,396	$42,392	$139
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$148	$131,603	$1,396	$42,392	$139

Total number of mutual fund shares	16,284	8,675,209	95,242	1,516,694	5,199

Cost of mutual fund shares	$132	$122,369	$1,236	$36,027	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Assets
Investments in mutual funds
at fair value	$46,020	$73,151	$68,668	$4,859	$132,246
Total assets	46,020	73,151	68,668	4,859	132,246
Net assets	$46,020	$73,151	$68,668	$4,859	$132,246

Net assets
Accumulation units	$46,020	$73,151	$68,668	$4,859	$132,246
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,020	$73,151	$68,668	$4,859	$132,246

Total number of mutual fund shares	1,583,089	2,218,027	1,820,961	119,478	3,242,902

Cost of mutual fund shares	$50,701	$55,531	$60,733	$3,728	$100,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$108	$118,489
Total assets	108	118,489
Net assets	$108	$118,489

Net assets
Accumulation units	$108	$118,489
Contracts in payout (annuitization)	—	—
Total net assets	$108	$118,489

Total number of mutual fund shares	3,824	4,212,204

Cost of mutual fund shares	$124	$94,887

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$6	$—
Expenses:
Mortality, expense risk and other charges	—	45	1	2	—
Total expenses	—	45	1	2	—
Net investment income (loss)	—	(45)	(1)	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	199	2	5	4
Capital gains distributions	—	419	14	12	5
Total realized gain (loss) on investments
and capital gains distributions	—	618	16	17	9
Net unrealized appreciation
(depreciation) of investments	—	(419)	(9)	(27)	(4)
Net realized and unrealized gain (loss)
on investments	—	199	7	(10)	5
Net increase (decrease) in net assets
resulting from operations	$—	$154	$6	$(6)	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	3	—	1	—	3
Total expenses	3	—	1	—	3
Net investment income (loss)	(3)	1	(1)	—	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	—	(2)	—	20
Capital gains distributions	45	—	20	—	61
Total realized gain (loss) on investments
and capital gains distributions	83	—	18	—	81
Net unrealized appreciation
(depreciation) of investments	(15)	(1)	(14)	—	(55)
Net realized and unrealized gain (loss)
on investments	68	(1)	4	—	26
Net increase (decrease) in net assets
resulting from operations	$65	$—	$3	$—	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$11	$345	$—	$—	$2
Expenses:
Mortality, expense risk and other charges	279	422	4	41	2
Total expenses	279	422	4	41	2
Net investment income (loss)	(268)	(77)	(4)	(41)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,117	2,093	19	512	5
Capital gains distributions	—	193	181	102	9
Total realized gain (loss) on investments
and capital gains distributions	1,117	2,286	200	614	14
Net unrealized appreciation
(depreciation) of investments	1,045	521	(67)	(439)	1
Net realized and unrealized gain (loss)
on investments	2,162	2,807	133	175	15
Net increase (decrease) in net assets
resulting from operations	$1,894	$2,730	$129	$134	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$8	$5	$1	$14	$146
Expenses:
Mortality, expense risk and other charges	7	2	—	5	387
Total expenses	7	2	—	5	387
Net investment income (loss)	1	3	1	9	(241)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	158	7	—	29	2,393
Capital gains distributions	—	—	—	115	2,432
Total realized gain (loss) on investments
and capital gains distributions	158	7	—	144	4,825
Net unrealized appreciation
(depreciation) of investments	(115)	12	2	(148)	215
Net realized and unrealized gain (loss)
on investments	43	19	2	(4)	5,040
Net increase (decrease) in net assets
resulting from operations	$44	$22	$3	$5	$4,799

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$1,148	$87	$—	$458	$192
Expenses:
Mortality, expense risk and other charges	723	39	—	330	124
Total expenses	723	39	—	330	124
Net investment income (loss)	425	48	—	128	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,236	633	1	(802)	297
Capital gains distributions	648	403	3	104	562
Total realized gain (loss) on investments
and capital gains distributions	4,884	1,036	4	(698)	859
Net unrealized appreciation
(depreciation) of investments	510	(523)	(1)	1,104	146
Net realized and unrealized gain (loss)
on investments	5,394	513	3	406	1,005
Net increase (decrease) in net assets
resulting from operations	$5,819	$561	$3	$534	$1,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$14	$637	$30	$5	$67
Expenses:
Mortality, expense risk and other charges	9	527	5	6	111
Total expenses	9	527	5	6	111
Net investment income (loss)	5	110	25	(1)	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	165	2,128	15	97	1,032
Capital gains distributions	154	4,794	72	71	1,395
Total realized gain (loss) on investments
and capital gains distributions	319	6,922	87	168	2,427
Net unrealized appreciation
(depreciation) of investments	(166)	(2,028)	73	(103)	(1,387)
Net realized and unrealized gain (loss)
on investments	153	4,894	160	65	1,040
Net increase (decrease) in net assets
resulting from operations	$158	$5,004	$185	$64	$996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$98	$44	$26	$—	$80
Expenses:
Mortality, expense risk and other charges	126	378	9	—	187
Total expenses	126	378	9	—	187
Net investment income (loss)	(28)	(334)	17	—	(107)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	399	1,432	60	—	1,228
Capital gains distributions	—	7,457	71	2	2,234
Total realized gain (loss) on investments
and capital gains distributions	399	8,889	131	2	3,462
Net unrealized appreciation
(depreciation) of investments	(611)	(5,131)	(21)	(2)	(2,555)
Net realized and unrealized gain (loss)
on investments	(212)	3,758	110	—	907
Net increase (decrease) in net assets
resulting from operations	$(240)	$3,424	$127	$—	$800

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$194	$820	$15	$111	$—
Expenses:
Mortality, expense risk and other charges	89	567	4	42	1
Total expenses	89	567	4	42	1
Net investment income (loss)	105	253	11	69	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	718	12	66	2
Capital gains distributions	—	3,585	—	215	16
Total realized gain (loss) on investments
and capital gains distributions	54	4,303	12	281	18
Net unrealized appreciation
(depreciation) of investments	241	(281)	—	626	(17)
Net realized and unrealized gain (loss)
on investments	295	4,022	12	907	1
Net increase (decrease) in net assets
resulting from operations	$400	$4,275	$23	$976	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$—	$41	$—	$2	$—
Expenses:
Mortality, expense risk and other charges	1	73	—	2	—
Total expenses	1	73	—	2	—
Net investment income (loss)	(1)	(32)	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	414	—	19	—
Capital gains distributions	9	1,418	—	63	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,832	—	82	—
Net unrealized appreciation
(depreciation) of investments	(8)	(1,014)	—	(67)	—
Net realized and unrealized gain (loss)
on investments	1	818	—	15	—
Net increase (decrease) in net assets
resulting from operations	$—	$786	$—	$15	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund
Net investment income (loss)
Investment income:
Dividends	$116	$2	$—	$9	$4
Expenses:
Mortality, expense risk and other charges	30	3	—	4	2
Total expenses	30	3	—	4	2
Net investment income (loss)	86	(1)	—	5	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	6	—	20	16
Capital gains distributions	16	32	2	—	4
Total realized gain (loss) on investments
and capital gains distributions	2	38	2	20	20
Net unrealized appreciation
(depreciation) of investments	13	(24)	(1)	(28)	4
Net realized and unrealized gain (loss)
on investments	15	14	1	(8)	24
Net increase (decrease) in net assets
resulting from operations	$101	$13	$1	$(3)	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$13	$1	$75	$4,069	$2
Expenses:
Mortality, expense risk and other charges	7	1	42	2,683	11
Total expenses	7	1	42	2,683	11
Net investment income (loss)	6	—	33	1,386	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	51	20	650	970	123
Capital gains distributions	23	25	—	—	64
Total realized gain (loss) on investments
and capital gains distributions	74	45	650	970	187
Net unrealized appreciation
(depreciation) of investments	3	(33)	(926)	(13,038)	(72)
Net realized and unrealized gain (loss)
on investments	77	12	(276)	(12,068)	115
Net increase (decrease) in net assets
resulting from operations	$83	$12	$(243)	$(10,682)	$106

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$8,508	$538	$717	$430	$12,815
Expenses:
Mortality, expense risk and other charges	3,073	2,777	142	323	12,150
Total expenses	3,073	2,777	142	323	12,150
Net investment income (loss)	5,435	(2,239)	575	107	665

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(47)	9,482	101	(709)	29,995
Capital gains distributions	4,192	—	—	9	26,886
Total realized gain (loss) on investments
and capital gains distributions	4,145	9,482	101	(700)	56,881
Net unrealized appreciation
(depreciation) of investments	12,997	20,363	(692)	(2,504)	82,142
Net realized and unrealized gain (loss)
on investments	17,142	29,845	(591)	(3,204)	139,023
Net increase (decrease) in net assets
resulting from operations	$22,577	$27,606	$(16)	$(3,097)	$139,688

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net investment income (loss)
Investment income:
Dividends	$2,749	$74	$344	$49	$—
Expenses:
Mortality, expense risk and other charges	1,912	—	269	15	—
Total expenses	1,912	—	269	15	—
Net investment income (loss)	837	74	75	34	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,271	1,158	273	116	—
Capital gains distributions	153	650	1,086	105	4
Total realized gain (loss) on investments
and capital gains distributions	4,424	1,808	1,359	221	4
Net unrealized appreciation
(depreciation) of investments	13,593	(162)	(368)	(144)	4
Net realized and unrealized gain (loss)
on investments	18,017	1,646	991	77	8
Net increase (decrease) in net assets
resulting from operations	$18,854	$1,720	$1,066	$111	$8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3
Net investment income (loss)
Investment income:
Dividends	$—	$—	$856	$—	$5
Expenses:
Mortality, expense risk and other charges	—	3	1,261	—	93
Total expenses	—	3	1,261	—	93
Net investment income (loss)	—	(3)	(405)	—	(88)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	107	4,800	—	1,313
Capital gains distributions	—	53	10,326	1	1,468
Total realized gain (loss) on investments
and capital gains distributions	—	160	15,126	1	2,781
Net unrealized appreciation
(depreciation) of investments	(1)	(136)	(15,311)	—	(1,397)
Net realized and unrealized gain (loss)
on investments	(1)	24	(185)	1	1,384
Net increase (decrease) in net assets
resulting from operations	$(1)	$21	$(590)	$1	$1,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$1,244	$—	$—	$70	$—
Expenses:
Mortality, expense risk and other charges	3,486	—	—	14	—
Total expenses	3,486	—	—	14	—
Net investment income (loss)	(2,242)	—	—	56	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7,083	—	—	167	—
Capital gains distributions	33,063	—	—	15	—
Total realized gain (loss) on investments
and capital gains distributions	40,146	—	—	182	—
Net unrealized appreciation
(depreciation) of investments	(8,466)	—	—	(54)	—
Net realized and unrealized gain (loss)
on investments	31,680	—	—	128	—
Net increase (decrease) in net assets
resulting from operations	$29,438	$—	$—	$184	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$3	$1	$1	$2	$—
Expenses:
Mortality, expense risk and other charges	2	4	—	2	1
Total expenses	2	4	—	2	1
Net investment income (loss)	1	(3)	1	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	34	—	27	3
Capital gains distributions	4	22	—	—	6
Total realized gain (loss) on investments
and capital gains distributions	9	56	—	27	9
Net unrealized appreciation
(depreciation) of investments	1	(19)	—	(16)	1
Net realized and unrealized gain (loss)
on investments	10	37	—	11	10
Net increase (decrease) in net assets
resulting from operations	$11	$34	$1	$11	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$1	$5	$—	$9	$—
Expenses:
Mortality, expense risk and other charges	—	2	—	28	—
Total expenses	—	2	—	28	—
Net investment income (loss)	1	3	—	(19)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(10)	—	325	—
Capital gains distributions	1	6	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	1	(4)	—	325	2
Net unrealized appreciation
(depreciation) of investments	2	9	—	131	1
Net realized and unrealized gain (loss)
on investments	3	5	—	456	3
Net increase (decrease) in net assets
resulting from operations	$4	$8	$—	$437	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$41	$4	$—	$—
Expenses:
Mortality, expense risk and other charges	3	140	2	—	2
Total expenses	3	140	2	—	2
Net investment income (loss)	(3)	(99)	2	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	34	1,251	(1)	—	6
Capital gains distributions	73	1,748	—	—	44
Total realized gain (loss) on investments
and capital gains distributions	107	2,999	(1)	—	50
Net unrealized appreciation
(depreciation) of investments	(104)	(2,344)	(1)	—	(43)
Net realized and unrealized gain (loss)
on investments	3	655	(2)	—	7
Net increase (decrease) in net assets
resulting from operations	$—	$556	$—	$—	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$1	$5	$—	$2	$448
Expenses:
Mortality, expense risk and other charges	1	8	11	2	983
Total expenses	1	8	11	2	983
Net investment income (loss)	—	(3)	(11)	—	(535)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	28	98	10	1,491
Capital gains distributions	—	—	286	44	—
Total realized gain (loss) on investments
and capital gains distributions	—	28	384	54	1,491
Net unrealized appreciation
(depreciation) of investments	3	87	(367)	(38)	9,387
Net realized and unrealized gain (loss)
on investments	3	115	17	16	10,878
Net increase (decrease) in net assets
resulting from operations	$3	$112	$6	$16	$10,343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$—	$4	$134	$—	$—
Expenses:
Mortality, expense risk and other charges	—	5	57	—	—
Total expenses	—	5	57	—	—
Net investment income (loss)	—	(1)	77	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	134	22	11	—	—
Capital gains distributions	—	22	26	—	—
Total realized gain (loss) on investments
and capital gains distributions	134	44	37	—	—
Net unrealized appreciation
(depreciation) of investments	(134)	27	174	—	(1)
Net realized and unrealized gain (loss)
on investments	—	71	211	—	(1)
Net increase (decrease) in net assets
resulting from operations	$—	$70	$288	$—	$(1)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	American Funds New World Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$128	$5	$695	$—
Expenses:
Mortality, expense risk and other charges	2	133	10	967	—
Total expenses	2	133	10	967	—
Net investment income (loss)	(2)	(5)	(5)	(272)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	810	211	823	—
Capital gains distributions	36	1,910	128	7,279	1
Total realized gain (loss) on investments
and capital gains distributions	59	2,720	339	8,102	1
Net unrealized appreciation
(depreciation) of investments	(44)	(1,516)	(286)	(4,995)	(3)
Net realized and unrealized gain (loss)
on investments	15	1,204	53	3,107	(2)
Net increase (decrease) in net assets
resulting from operations	$13	$1,199	$48	$2,835	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$21	$2	$—	$706	$241
Expenses:
Mortality, expense risk and other charges	5	1	1	2,825	179
Total expenses	5	1	1	2,825	179
Net investment income (loss)	16	1	(1)	(2,119)	62

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	—	5	16,694	517
Capital gains distributions	80	—	15	4,141	645
Total realized gain (loss) on investments
and capital gains distributions	72	—	20	20,835	1,162
Net unrealized appreciation
(depreciation) of investments	(84)	1	(5)	(34,012)	(3,251)
Net realized and unrealized gain (loss)
on investments	(12)	1	15	(13,177)	(2,089)
Net increase (decrease) in net assets
resulting from operations	$4	$2	$14	$(15,296)	$(2,027)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net investment income (loss)
Investment income:
Dividends	$—	$4	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	—	1	—	—	1
Total expenses	—	1	—	—	1
Net investment income (loss)	—	3	—	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(8)	—	—	3
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	(8)	—	—	3
Net unrealized appreciation
(depreciation) of investments	(4)	6	—	—	(14)
Net realized and unrealized gain (loss)
on investments	(5)	(2)	—	—	(11)
Net increase (decrease) in net assets
resulting from operations	$(5)	$1	$—	$—	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Net investment income (loss)
Investment income:
Dividends	$3	$4	$1	$222	$—
Expenses:
Mortality, expense risk and other charges	2	1	1	213	—
Total expenses	2	1	1	213	—
Net investment income (loss)	1	3	—	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	—	3	1,917	—
Capital gains distributions	10	—	2	3,573	—
Total realized gain (loss) on investments
and capital gains distributions	22	—	5	5,490	—
Net unrealized appreciation
(depreciation) of investments	(19)	(2)	2	(2,793)	—
Net realized and unrealized gain (loss)
on investments	3	(2)	7	2,697	—
Net increase (decrease) in net assets
resulting from operations	$4	$1	$7	$2,706	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares
Net investment income (loss)
Investment income:
Dividends	$217	$411	$—	$1,969	$191
Expenses:
Mortality, expense risk and other charges	117	483	—	1,140	57
Total expenses	117	483	—	1,140	57
Net investment income (loss)	100	(72)	—	829	134

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	(219)	—	(541)	155
Capital gains distributions	262	4,383	—	—	644
Total realized gain (loss) on investments
and capital gains distributions	381	4,164	—	(541)	799
Net unrealized appreciation
(depreciation) of investments	1,222	(949)	(2)	3,343	(164)
Net realized and unrealized gain (loss)
on investments	1,603	3,215	(2)	2,802	635
Net increase (decrease) in net assets
resulting from operations	$1,703	$3,143	$(2)	$3,631	$769

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$86	$52	$86	$—	$1,334
Expenses:
Mortality, expense risk and other charges	13	7	110	—	270
Total expenses	13	7	110	—	270
Net investment income (loss)	73	45	(24)	—	1,064

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	(7)	(153)	—	2,174
Capital gains distributions	93	18	69	—	1,045
Total realized gain (loss) on investments
and capital gains distributions	117	11	(84)	—	3,219
Net unrealized appreciation
(depreciation) of investments	(206)	(3)	(1,498)	—	(4,183)
Net realized and unrealized gain (loss)
on investments	(89)	8	(1,582)	—	(964)
Net increase (decrease) in net assets
resulting from operations	$(16)	$53	$(1,606)	$—	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$129	$1	$—	$—
Expenses:
Mortality, expense risk and other charges	—	85	—	—	122
Total expenses	—	85	—	—	122
Net investment income (loss)	—	44	1	—	(122)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	499	9	—	498
Capital gains distributions	2	819	8	—	1,131
Total realized gain (loss) on investments
and capital gains distributions	2	1,318	17	—	1,629
Net unrealized appreciation
(depreciation) of investments	(2)	(305)	(8)	—	(1,432)
Net realized and unrealized gain (loss)
on investments	—	1,013	9	—	197
Net increase (decrease) in net assets
resulting from operations	$—	$1,057	$10	$—	$75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$4	$3	$46	$2,633	$12,094
Expenses:
Mortality, expense risk and other charges	5	3	12	176	1,812
Total expenses	5	3	12	176	1,812
Net investment income (loss)	(1)	—	34	2,457	10,282

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	25	67	4	4,310
Capital gains distributions	124	27	50	83	390
Total realized gain (loss) on investments
and capital gains distributions	172	52	117	87	4,700
Net unrealized appreciation
(depreciation) of investments	(84)	(15)	(357)	(2,001)	(13,460)
Net realized and unrealized gain (loss)
on investments	88	37	(240)	(1,914)	(8,760)
Net increase (decrease) in net assets
resulting from operations	$87	$37	$(206)	$543	$1,522

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$—	$112	$2	$6
Expenses:
Mortality, expense risk and other charges	—	—	101	1	2
Total expenses	—	—	101	1	2
Net investment income (loss)	—	—	11	1	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(2,413)	1	13
Capital gains distributions	—	4	—	4	12
Total realized gain (loss) on investments
and capital gains distributions	—	4	(2,413)	5	25
Net unrealized appreciation
(depreciation) of investments	—	(7)	735	3	(6)
Net realized and unrealized gain (loss)
on investments	—	(3)	(1,678)	8	19
Net increase (decrease) in net assets
resulting from operations	$—	$(3)	$(1,667)	$9	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$5,060	$—
Expenses:
Mortality, expense risk and other charges	—	—	—	3,335	1
Total expenses	—	—	—	3,335	1
Net investment income (loss)	—	—	—	1,725	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	—	4,635	6
Capital gains distributions	3	—	2	—	11
Total realized gain (loss) on investments
and capital gains distributions	4	—	2	4,635	17
Net unrealized appreciation
(depreciation) of investments	(3)	—	(1)	9,094	(6)
Net realized and unrealized gain (loss)
on investments	1	—	1	13,729	11
Net increase (decrease) in net assets
resulting from operations	$1	$—	$1	$15,454	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$46	$125	$51	$11,425
Expenses:
Mortality, expense risk and other charges	—	8	28	10	3,138
Total expenses	—	8	28	10	3,138
Net investment income (loss)	—	38	97	41	8,287

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	191	(32)	24	(239)
Capital gains distributions	—	66	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	257	(32)	24	(239)
Net unrealized appreciation
(depreciation) of investments	—	189	84	40	11,424
Net realized and unrealized gain (loss)
on investments	—	446	52	64	11,185
Net increase (decrease) in net assets
resulting from operations	$—	$484	$149	$105	$19,472

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$30	$—	$—	$—	$1,011
Expenses:
Mortality, expense risk and other charges	4	3	—	—	1,013
Total expenses	4	3	—	—	1,013
Net investment income (loss)	26	(3)	—	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	1	—	—	(820)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	1	—	—	(820)
Net unrealized appreciation
(depreciation) of investments	28	(5)	—	(4)	(11,579)
Net realized and unrealized gain (loss)
on investments	34	(4)	—	(4)	(12,399)
Net increase (decrease) in net assets
resulting from operations	$60	$(7)	$—	$(4)	$(12,401)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$3	$2,000	$1,613	$—	$1,297
Expenses:
Mortality, expense risk and other charges	—	232	254	1	2,950
Total expenses	—	232	254	1	2,950
Net investment income (loss)	3	1,768	1,359	(1)	(1,653)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	158	265	6	9,035
Capital gains distributions	—	—	—	15	18,758
Total realized gain (loss) on investments
and capital gains distributions	—	158	265	21	27,793
Net unrealized appreciation
(depreciation) of investments	(2)	(1,715)	(1,510)	2	13,856
Net realized and unrealized gain (loss)
on investments	(2)	(1,557)	(1,245)	23	41,649
Net increase (decrease) in net assets
resulting from operations	$1	$211	$114	$22	$39,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$9	$—	$7,716	$29	$—
Expenses:
Mortality, expense risk and other charges	47	—	3,371	55	—
Total expenses	47	—	3,371	55	—
Net investment income (loss)	(38)	—	4,345	(26)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	800	1	15,477	210	—
Capital gains distributions	192	1	6,082	22	—
Total realized gain (loss) on investments
and capital gains distributions	992	2	21,559	232	—
Net unrealized appreciation
(depreciation) of investments	111	—	4,481	(222)	—
Net realized and unrealized gain (loss)
on investments	1,103	2	26,040	10	—
Net increase (decrease) in net assets
resulting from operations	$1,065	$2	$30,385	$(16)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$207	$4	$210	$348	$133
Expenses:
Mortality, expense risk and other charges	126	4	90	44	194
Total expenses	126	4	90	44	194
Net investment income (loss)	81	—	120	304	(61)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,262	18	(52)	632	(2,566)
Capital gains distributions	1,178	27	—	1,619	13,833
Total realized gain (loss) on investments
and capital gains distributions	5,440	45	(52)	2,251	11,267
Net unrealized appreciation
(depreciation) of investments	(3,406)	2	408	(459)	(7,736)
Net realized and unrealized gain (loss)
on investments	2,034	47	356	1,792	3,531
Net increase (decrease) in net assets
resulting from operations	$2,115	$47	$476	$2,096	$3,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1	$1,057	$2	$1	$—
Expenses:
Mortality, expense risk and other charges	—	592	1	1	—
Total expenses	—	592	1	1	—
Net investment income (loss)	1	465	1	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	10,932	44	82	—
Capital gains distributions	—	19,503	48	49	—
Total realized gain (loss) on investments
and capital gains distributions	(5)	30,435	92	131	—
Net unrealized appreciation
(depreciation) of investments	6	(24,969)	(77)	(114)	1
Net realized and unrealized gain (loss)
on investments	1	5,466	15	17	1
Net increase (decrease) in net assets
resulting from operations	$2	$5,931	$16	$17	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1,202	$1	$35	$757	$159
Expenses:
Mortality, expense risk and other charges	771	—	21	507	165
Total expenses	771	—	21	507	165
Net investment income (loss)	431	1	14	250	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,375	4	114	3,428	1,200
Capital gains distributions	—	—	—	—	5,970
Total realized gain (loss) on investments
and capital gains distributions	1,375	4	114	3,428	7,170
Net unrealized appreciation
(depreciation) of investments	8,950	8	414	10,579	(5,083)
Net realized and unrealized gain (loss)
on investments	10,325	12	528	14,007	2,087
Net increase (decrease) in net assets
resulting from operations	$10,756	$13	$542	$14,257	$2,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$129	$—	$204	$304	$2
Expenses:
Mortality, expense risk and other charges	520	—	77	235	1
Total expenses	520	—	77	235	1
Net investment income (loss)	(391)	—	127	69	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,361	—	375	1,398	(15)
Capital gains distributions	9,087	6	920	1,656	33
Total realized gain (loss) on investments
and capital gains distributions	13,448	6	1,295	3,054	18
Net unrealized appreciation
(depreciation) of investments	(10,280)	(4)	76	(814)	(14)
Net realized and unrealized gain (loss)
on investments	3,168	2	1,371	2,240	4
Net increase (decrease) in net assets
resulting from operations	$2,777	$2	$1,498	$2,309	$5
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$285	$191	$—	$129	$73
Expenses:
Mortality, expense risk and other charges	259	215	—	103	188
Total expenses	259	215	—	103	188
Net investment income (loss)	26	(24)	—	26	(115)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	355	300	1	497	560
Capital gains distributions	2,317	2,012	2	1,849	1,660
Total realized gain (loss) on investments
and capital gains distributions	2,672	2,312	3	2,346	2,220
Net unrealized appreciation
(depreciation) of investments	(2,670)	(2,330)	(1)	(400)	(621)
Net realized and unrealized gain (loss)
on investments	2	(18)	2	1,946	1,599
Net increase (decrease) in net assets
resulting from operations	$28	$(42)	$2	$1,972	$1,484

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Institutional Class	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Adviser Class	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$14	$—	$29	$2,252	$878
Expenses:
Mortality, expense risk and other charges	72	—	2	382	155
Total expenses	72	—	2	382	155
Net investment income (loss)	(58)	—	27	1,870	723

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	650	4	170	2,607	2,613
Capital gains distributions	3,779	30	138	8,482	3,728
Total realized gain (loss) on investments
and capital gains distributions	4,429	34	308	11,089	6,341
Net unrealized appreciation
(depreciation) of investments	(3,860)	(30)	(280)	(9,656)	(5,613)
Net realized and unrealized gain (loss)
on investments	569	4	28	1,433	728
Net increase (decrease) in net assets
resulting from operations	$511	$4	$55	$3,303	$1,451

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,161	$1	$4	$2,867	$7,102
Expenses:
Mortality, expense risk and other charges	294	—	1	786	4,930
Total expenses	294	—	1	786	4,930
Net investment income (loss)	867	1	3	2,081	2,172

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,818	2	4	1,327	4,923
Capital gains distributions	16,514	3	34	14,728	44,086
Total realized gain (loss) on investments
and capital gains distributions	19,332	5	38	16,055	49,009
Net unrealized appreciation
(depreciation) of investments	(12,263)	(4)	2	1,680	4,247
Net realized and unrealized gain (loss)
on investments	7,069	1	40	17,735	53,256
Net increase (decrease) in net assets
resulting from operations	$7,936	$2	$43	$19,816	$55,428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$27	$2,284	$1	$92	$11
Expenses:
Mortality, expense risk and other charges	6	871	—	77	7
Total expenses	6	871	—	77	7
Net investment income (loss)	21	1,413	1	15	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	4,820	1	455	36
Capital gains distributions	124	8,723	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	333	13,543	1	455	36
Net unrealized appreciation
(depreciation) of investments	(237)	(7,032)	(4)	(637)	(69)
Net realized and unrealized gain (loss)
on investments	96	6,511	(3)	(182)	(33)
Net increase (decrease) in net assets
resulting from operations	$117	$7,924	$(2)	$(167)	$(29)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$89	$—	$3	$2	$30
Expenses:
Mortality, expense risk and other charges	73	1,950	1	2	7
Total expenses	73	1,950	1	2	7
Net investment income (loss)	16	(1,950)	2	—	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	607	—	6	52	(8)
Capital gains distributions	—	41	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	607	41	6	52	(7)
Net unrealized appreciation
(depreciation) of investments	(906)	—	9	(77)	68
Net realized and unrealized gain (loss)
on investments	(299)	41	15	(25)	61
Net increase (decrease) in net assets
resulting from operations	$(283)	$(1,909)	$17	$(25)	$84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Initial Class	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$37	$3,269	$1	$874	$5
Expenses:
Mortality, expense risk and other charges	9	1,752	1	1,028	5
Total expenses	9	1,752	1	1,028	5
Net investment income (loss)	28	1,517	—	(154)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	1,006	(4)	1,462	(10)
Capital gains distributions	1	137	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(8)	1,143	(4)	1,462	(10)
Net unrealized appreciation
(depreciation) of investments	59	5,096	5	(1,327)	6
Net realized and unrealized gain (loss)
on investments	51	6,239	1	135	(4)
Net increase (decrease) in net assets
resulting from operations	$79	$7,756	$1	$(19)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$19	$14	$29	$34	$25
Expenses:
Mortality, expense risk and other charges	8	5	10	18	12
Total expenses	8	5	10	18	12
Net investment income (loss)	11	9	19	16	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	26	19	23	12
Capital gains distributions	38	31	70	78	65
Total realized gain (loss) on investments
and capital gains distributions	47	57	89	101	77
Net unrealized appreciation
(depreciation) of investments	(25)	(21)	(51)	(51)	(19)
Net realized and unrealized gain (loss)
on investments	22	36	38	50	58
Net increase (decrease) in net assets
resulting from operations	$33	$45	$57	$66	$71

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$70	$28	$12	$43	$10
Expenses:
Mortality, expense risk and other charges	24	17	7	16	10
Total expenses	24	17	7	16	10
Net investment income (loss)	46	11	5	27	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	11	7	49	13
Capital gains distributions	195	80	40	149	35
Total realized gain (loss) on investments
and capital gains distributions	232	91	47	198	48
Net unrealized appreciation
(depreciation) of investments	(88)	(26)	4	(81)	(22)
Net realized and unrealized gain (loss)
on investments	144	65	51	117	26
Net increase (decrease) in net assets
resulting from operations	$190	$76	$56	$144	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$9	$24	$3	$6	$3
Expenses:
Mortality, expense risk and other charges	5	13	3	3	1
Total expenses	5	13	3	3	1
Net investment income (loss)	4	11	—	3	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	46	4	22	1
Capital gains distributions	33	103	11	22	13
Total realized gain (loss) on investments
and capital gains distributions	40	149	15	44	14
Net unrealized appreciation
(depreciation) of investments	(20)	(59)	(3)	(32)	—
Net realized and unrealized gain (loss)
on investments	20	90	12	12	14
Net increase (decrease) in net assets
resulting from operations	$24	$101	$12	$15	$16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$10	$22	$6	$21	$65
Expenses:
Mortality, expense risk and other charges	4	8	2	3	11
Total expenses	4	8	2	3	11
Net investment income (loss)	6	14	4	18	54

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	—	7	24
Capital gains distributions	20	51	14	6	14
Total realized gain (loss) on investments
and capital gains distributions	21	51	14	13	38
Net unrealized appreciation
(depreciation) of investments	(6)	(19)	(5)	15	39
Net realized and unrealized gain (loss)
on investments	15	32	9	28	77
Net increase (decrease) in net assets
resulting from operations	$21	$46	$13	$46	$131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,770	$222	$9	$56	$2,787
Expenses:
Mortality, expense risk and other charges	566	60	2	7	1,106
Total expenses	566	60	2	7	1,106
Net investment income (loss)	1,204	162	7	49	1,681

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,237	403	10	63	669
Capital gains distributions	435	60	26	119	6,766
Total realized gain (loss) on investments
and capital gains distributions	3,672	463	36	182	7,435
Net unrealized appreciation
(depreciation) of investments	(1,582)	(169)	(19)	(151)	(2,801)
Net realized and unrealized gain (loss)
on investments	2,090	294	17	31	4,634
Net increase (decrease) in net assets
resulting from operations	$3,294	$456	$24	$80	$6,315

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$275	$3	$50	$2,610	$268
Expenses:
Mortality, expense risk and other charges	96	1	11	1,001	94
Total expenses	96	1	11	1,001	94
Net investment income (loss)	179	2	39	1,609	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	540	11	58	749	545
Capital gains distributions	745	15	183	10,831	1,212
Total realized gain (loss) on investments
and capital gains distributions	1,285	26	241	11,580	1,757
Net unrealized appreciation
(depreciation) of investments	(764)	(18)	(160)	(7,046)	(1,308)
Net realized and unrealized gain (loss)
on investments	521	8	81	4,534	449
Net increase (decrease) in net assets
resulting from operations	$700	$10	$120	$6,143	$623

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$26	$1,584	$126	$5
Expenses:
Mortality, expense risk and other charges	—	6	730	55	1
Total expenses	—	6	730	55	1
Net investment income (loss)	2	20	854	71	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	37	1,367	403	3
Capital gains distributions	11	136	9,560	846	21
Total realized gain (loss) on investments
and capital gains distributions	11	173	10,927	1,249	24
Net unrealized appreciation
(depreciation) of investments	(7)	(115)	(6,966)	(919)	(1)
Net realized and unrealized gain (loss)
on investments	4	58	3,961	330	23
Net increase (decrease) in net assets
resulting from operations	$6	$78	$4,815	$401	$27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$126	$12	$75	$5	$90
Expenses:
Mortality, expense risk and other charges	73	5	36	1	14
Total expenses	73	5	36	1	14
Net investment income (loss)	53	7	39	4	76

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	247	23	103	1	145
Capital gains distributions	538	54	246	—	—
Total realized gain (loss) on investments
and capital gains distributions	785	77	349	1	145
Net unrealized appreciation
(depreciation) of investments	(351)	(48)	(188)	5	(44)
Net realized and unrealized gain (loss)
on investments	434	29	161	6	101
Net increase (decrease) in net assets
resulting from operations	$487	$36	$200	$10	$177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$433	$29	$122	$2	$315
Expenses:
Mortality, expense risk and other charges	113	7	51	—	94
Total expenses	113	7	51	—	94
Net investment income (loss)	320	22	71	2	221

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	216	13	126	9	1,267
Capital gains distributions	—	—	307	24	3,030
Total realized gain (loss) on investments
and capital gains distributions	216	13	433	33	4,297
Net unrealized appreciation
(depreciation) of investments	260	27	(280)	(18)	(2,240)
Net realized and unrealized gain (loss)
on investments	476	40	153	15	2,057
Net increase (decrease) in net assets
resulting from operations	$796	$62	$224	$17	$2,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$744	$—	$133	$116	$1
Expenses:
Mortality, expense risk and other charges	420	2	1,534	145	1
Total expenses	420	2	1,534	145	1
Net investment income (loss)	324	(2)	(1,401)	(29)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,138	93	9,430	1,070	8
Capital gains distributions	8,704	8	2,755	1,793	—
Total realized gain (loss) on investments
and capital gains distributions	12,842	101	12,185	2,863	8
Net unrealized appreciation
(depreciation) of investments	(6,648)	(81)	(5,151)	(1,204)	2
Net realized and unrealized gain (loss)
on investments	6,194	20	7,034	1,659	10
Net increase (decrease) in net assets
resulting from operations	$6,518	$18	$5,633	$1,630	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$9	$203	$9	$1,420	$20
Expenses:
Mortality, expense risk and other charges	45	19	2	718	4
Total expenses	45	19	2	718	4
Net investment income (loss)	(36)	184	7	702	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	493	311	22	1,973	77
Capital gains distributions	—	289	—	—	48
Total realized gain (loss) on investments
and capital gains distributions	493	600	22	1,973	125
Net unrealized appreciation
(depreciation) of investments	(306)	(573)	14	3,058	(60)
Net realized and unrealized gain (loss)
on investments	187	27	36	5,031	65
Net increase (decrease) in net assets
resulting from operations	$151	$211	$43	$5,733	$81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,340	$72	$2	$71	$540
Expenses:
Mortality, expense risk and other charges	2,927	33	1	55	578
Total expenses	2,927	33	1	55	578
Net investment income (loss)	2,413	39	1	16	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,149	(670)	11	121	1,632
Capital gains distributions	8,619	733	23	344	3,724
Total realized gain (loss) on investments
and capital gains distributions	17,768	63	34	465	5,356
Net unrealized appreciation
(depreciation) of investments	1,128	(99)	17	323	3,043
Net realized and unrealized gain (loss)
on investments	18,896	(36)	51	788	8,399
Net increase (decrease) in net assets
resulting from operations	$21,309	$3	$52	$804	$8,361
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5	$7,049	$11	$2,053	$35
Expenses:
Mortality, expense risk and other charges	2	6,125	11	369	5
Total expenses	2	6,125	11	369	5
Net investment income (loss)	3	924	—	1,684	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	23,151	58	719	17
Capital gains distributions	8	8,158	15	—	—
Total realized gain (loss) on investments
and capital gains distributions	44	31,309	73	719	17
Net unrealized appreciation
(depreciation) of investments	(36)	(24,222)	(61)	(2,909)	(53)
Net realized and unrealized gain (loss)
on investments	8	7,087	12	(2,190)	(36)
Net increase (decrease) in net assets
resulting from operations	$11	$8,011	$12	$(506)	$(6)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$1,057	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	1	4,053	7	5	3,021
Total expenses	1	4,053	7	5	3,021
Net investment income (loss)	(1)	(2,996)	(7)	(5)	(3,021)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	13,737	48	111	17,131
Capital gains distributions	26	26,527	69	103	22,697
Total realized gain (loss) on investments
and capital gains distributions	53	40,264	117	214	39,828
Net unrealized appreciation
(depreciation) of investments	(13)	2,509	(5)	(101)	(12,420)
Net realized and unrealized gain (loss)
on investments	40	42,773	112	113	27,408
Net increase (decrease) in net assets
resulting from operations	$39	$39,777	$105	$108	$24,387

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$10	$2,742	$7	$3
Expenses:
Mortality, expense risk and other charges	23	2	1,121	1	1
Total expenses	23	2	1,121	1	1
Net investment income (loss)	(23)	8	1,621	6	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	353	12	(135)	11	15
Capital gains distributions	266	—	—	—	20
Total realized gain (loss) on investments
and capital gains distributions	619	12	(135)	11	35
Net unrealized appreciation
(depreciation) of investments	(303)	(58)	(9,755)	(42)	(21)
Net realized and unrealized gain (loss)
on investments	316	(46)	(9,890)	(31)	14
Net increase (decrease) in net assets
resulting from operations	$293	$(38)	$(8,269)	$(25)	$16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,028	$1,549	$1,583	$25	$26,781
Expenses:
Mortality, expense risk and other charges	377	741	634	6	15,217
Total expenses	377	741	634	6	15,217
Net investment income (loss)	651	808	949	19	11,564

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,475	(1,825)	(1,050)	78	49,080
Capital gains distributions	—	—	—	183	149,450
Total realized gain (loss) on investments
and capital gains distributions	2,475	(1,825)	(1,050)	261	198,530
Net unrealized appreciation
(depreciation) of investments	(989)	5,078	3,894	(129)	(84,853)
Net realized and unrealized gain (loss)
on investments	1,486	3,253	2,844	132	113,677
Net increase (decrease) in net assets
resulting from operations	$2,137	$4,061	$3,793	$151	$125,241

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$4	$4,962	$4	$2,819	$3
Expenses:
Mortality, expense risk and other charges	2	3,373	1	3,304	2
Total expenses	2	3,373	1	3,304	2
Net investment income (loss)	2	1,589	3	(485)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	11,501	36	9,501	90
Capital gains distributions	28	—	—	15,217	21
Total realized gain (loss) on investments
and capital gains distributions	42	11,501	36	24,718	111
Net unrealized appreciation
(depreciation) of investments	(26)	26,916	2	5,574	(67)
Net realized and unrealized gain (loss)
on investments	16	38,417	38	30,292	44
Net increase (decrease) in net assets
resulting from operations	$18	$40,006	$41	$29,807	$45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$965	$1	$223	$—	$169
Expenses:
Mortality, expense risk and other charges	1,438	1	267	—	145
Total expenses	1,438	1	267	—	145
Net investment income (loss)	(473)	—	(44)	—	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,112	3	722	—	916
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3,112	3	722	—	916
Net unrealized appreciation
(depreciation) of investments	3,612	12	(2,625)	—	738
Net realized and unrealized gain (loss)
on investments	6,724	15	(1,903)	—	1,654
Net increase (decrease) in net assets
resulting from operations	$6,251	$15	$(1,947)	$—	$1,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$11	$647	$3	$6	$88
Expenses:
Mortality, expense risk and other charges	4	372	3	5	67
Total expenses	4	372	3	5	67
Net investment income (loss)	7	275	—	1	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	1,158	13	13	628
Capital gains distributions	—	—	—	5	97
Total realized gain (loss) on investments
and capital gains distributions	36	1,158	13	18	725
Net unrealized appreciation
(depreciation) of investments	70	3,586	30	20	(9)
Net realized and unrealized gain (loss)
on investments	106	4,744	43	38	716
Net increase (decrease) in net assets
resulting from operations	$113	$5,019	$43	$39	$737

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$20	$513	$263	$531	$—
Expenses:
Mortality, expense risk and other charges	81	356	220	1,422	1
Total expenses	81	356	220	1,422	1
Net investment income (loss)	(61)	157	43	(891)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	559	1,149	535	1,408	10
Capital gains distributions	—	1,502	1,532	16,468	34
Total realized gain (loss) on investments
and capital gains distributions	559	2,651	2,067	17,876	44
Net unrealized appreciation
(depreciation) of investments	393	3,158	(925)	(9,131)	(25)
Net realized and unrealized gain (loss)
on investments	952	5,809	1,142	8,745	19
Net increase (decrease) in net assets
resulting from operations	$891	$5,966	$1,185	$7,854	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,919	$6	$—	$499	$4
Expenses:
Mortality, expense risk and other charges	433	1	—	1,130	8
Total expenses	433	1	—	1,130	8
Net investment income (loss)	1,486	5	—	(631)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(990)	24	—	5,299	74
Capital gains distributions	—	—	—	18,825	212
Total realized gain (loss) on investments
and capital gains distributions	(990)	24	—	24,124	286
Net unrealized appreciation
(depreciation) of investments	(3,635)	(37)	—	(13,936)	(176)
Net realized and unrealized gain (loss)
on investments	(4,625)	(13)	—	10,188	110
Net increase (decrease) in net assets
resulting from operations	$(3,139)	$(8)	$—	$9,557	$106

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$705	$—	$—
Expenses:
Mortality, expense risk and other charges	376	—	384	658	514
Total expenses	376	—	384	658	514
Net investment income (loss)	(376)	—	321	(658)	(514)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,841	4	302	8,495	4,423
Capital gains distributions	3,552	12	5,270	9,250	8,688
Total realized gain (loss) on investments
and capital gains distributions	6,393	16	5,572	17,745	13,111
Net unrealized appreciation
(depreciation) of investments	(4,157)	(8)	(8,459)	(15,673)	(9,980)
Net realized and unrealized gain (loss)
on investments	2,236	8	(2,887)	2,072	3,131
Net increase (decrease) in net assets
resulting from operations	$1,860	$8	$(2,566)	$1,414	$2,617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$70	$2,127	$1	$892
Expenses:
Mortality, expense risk and other charges	23	1,276	1	1,300
Total expenses	23	1,276	1	1,300
Net investment income (loss)	47	851	—	(408)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	591	1,767	5	1,818
Capital gains distributions	245	6,619	18	18,287
Total realized gain (loss) on investments
and capital gains distributions	836	8,386	23	20,105
Net unrealized appreciation
(depreciation) of investments	(384)	2,702	(20)	(12,714)
Net realized and unrealized gain (loss)
on investments	452	11,088	3	7,391
Net increase (decrease) in net assets
resulting from operations	$499	$11,939	$3	$6,983

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5
Net assets at January 1, 2013	$—	$4,552	$26	$30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	—	2
Total realized gain (loss) on investments
and capital gains distributions	—	698	3	1
Net unrealized appreciation (depreciation)
of investments	—	553	7	18
Net increase (decrease) in net assets resulting from	—	1,206	10	21
operations
Changes from principal transactions:
Total unit transactions	—	(1,184)	2	166
Increase (decrease) in net assets derived from
principal transactions	—	(1,184)	2	166
Total increase (decrease) in net assets	—	22	12	187
Net assets at December 31, 2013	—	4,574	38	217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(1)	4
Total realized gain (loss) on investments
and capital gains distributions	—	618	16	17
Net unrealized appreciation (depreciation)
of investments	—	(419)	(9)	(27)
Net increase (decrease) in net assets resulting from	—	154	6	(6)
operations
Changes from principal transactions:
Total unit transactions	32	(671)	46	197
Increase (decrease) in net assets derived from
principal transactions	32	(671)	46	197
Total increase (decrease) in net assets	32	(517)	52	191
Net assets at December 31, 2014	$32	$4,057	$90	$408

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5
Net assets at January 1, 2013	$36	$234	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	41	—	—
Net unrealized appreciation (depreciation)
of investments	6	59	—	—
Net increase (decrease) in net assets resulting from	12	99	—	—
operations
Changes from principal transactions:
Total unit transactions	15	23	—	—
Increase (decrease) in net assets derived from
principal transactions	15	23	—	—
Total increase (decrease) in net assets	27	122	—	—
Net assets at December 31, 2013	63	356	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	9	83	—	18
Net unrealized appreciation (depreciation)
of investments	(4)	(15)	(1)	(14)
Net increase (decrease) in net assets resulting from	5	65	—	3
operations
Changes from principal transactions:
Total unit transactions	(17)	21	35	228
Increase (decrease) in net assets derived from
principal transactions	(17)	21	35	228
Total increase (decrease) in net assets	(12)	86	35	231
Net assets at December 31, 2014	$51	$442	$35	$231

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net assets at January 1, 2013	$—	$141	$19,755	$34,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(129)	131
Total realized gain (loss) on investments
and capital gains distributions	—	26	349	1,550
Net unrealized appreciation (depreciation)
of investments	—	56	7,115	7,604
Net increase (decrease) in net assets resulting from	—	80	7,335	9,285
operations
Changes from principal transactions:
Total unit transactions	—	97	(1,025)	(3,816)
Increase (decrease) in net assets derived from
principal transactions	—	97	(1,025)	(3,816)
Total increase (decrease) in net assets	—	177	6,310	5,469
Net assets at December 31, 2013	—	318	26,065	40,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(268)	(77)
Total realized gain (loss) on investments
and capital gains distributions	—	81	1,117	2,286
Net unrealized appreciation (depreciation)
of investments	—	(55)	1,045	521
Net increase (decrease) in net assets resulting from	—	23	1,894	2,730
operations
Changes from principal transactions:
Total unit transactions	—	82	(787)	(3,249)
Increase (decrease) in net assets derived from
principal transactions	—	82	(787)	(3,249)
Total increase (decrease) in net assets	—	105	1,107	(519)
Net assets at December 31, 2014	$—	$423	$27,172	$39,632

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A	AllianceBernstein Growth and Income Portfolio - Class A
Net assets at January 1, 2013	$492	$2,030	$201	$476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	49	417	38	66
Net unrealized appreciation (depreciation)
of investments	127	492	14	87
Net increase (decrease) in net assets resulting from	174	876	51	153
operations
Changes from principal transactions:
Total unit transactions	57	1,306	(69)	45
Increase (decrease) in net assets derived from
principal transactions	57	1,306	(69)	45
Total increase (decrease) in net assets	231	2,182	(18)	198
Net assets at December 31, 2013	723	4,212	183	674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(41)	—	1
Total realized gain (loss) on investments
and capital gains distributions	200	614	14	158
Net unrealized appreciation (depreciation)
of investments	(67)	(439)	1	(115)
Net increase (decrease) in net assets resulting from	129	134	15	44
operations
Changes from principal transactions:
Total unit transactions	483	(571)	3	(275)
Increase (decrease) in net assets derived from
principal transactions	483	(571)	3	(275)
Total increase (decrease) in net assets	612	(437)	18	(231)
Net assets at December 31, 2014	$1,335	$3,775	$201	$443

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net assets at January 1, 2013	$206	$35	$400	$35,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	1	(135)
Total realized gain (loss) on investments
and capital gains distributions	9	4	66	2,988
Net unrealized appreciation (depreciation)
of investments	44	5	63	4,468
Net increase (decrease) in net assets resulting from	56	10	130	7,321
operations
Changes from principal transactions:
Total unit transactions	(16)	(20)	54	(2,949)
Increase (decrease) in net assets derived from
principal transactions	(16)	(20)	54	(2,949)
Total increase (decrease) in net assets	40	(10)	184	4,372
Net assets at December 31, 2013	246	25	584	39,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	9	(241)
Total realized gain (loss) on investments
and capital gains distributions	7	—	144	4,825
Net unrealized appreciation (depreciation)
of investments	12	2	(148)	215
Net increase (decrease) in net assets resulting from	22	3	5	4,799
operations
Changes from principal transactions:
Total unit transactions	(7)	(1)	(41)	(2,098)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1)	(41)	(2,098)
Total increase (decrease) in net assets	15	2	(36)	2,701
Net assets at December 31, 2014	$261	$27	$548	$42,462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net assets at January 1, 2013	$51,965	$5,771	$—	$54,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	371	54	—	62
Total realized gain (loss) on investments
and capital gains distributions	1,879	119	—	1,097
Net unrealized appreciation (depreciation)
of investments	13,098	1,055	—	(5,842)
Net increase (decrease) in net assets resulting from	15,348	1,228	—	(4,683)
operations
Changes from principal transactions:
Total unit transactions	5,113	354	—	(17,045)
Increase (decrease) in net assets derived from
principal transactions	5,113	354	—	(17,045)
Total increase (decrease) in net assets	20,461	1,582	—	(21,728)
Net assets at December 31, 2013	72,426	7,353	—	32,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	425	48	—	128
Total realized gain (loss) on investments
and capital gains distributions	4,884	1,036	4	(698)
Net unrealized appreciation (depreciation)
of investments	510	(523)	(1)	1,104
Net increase (decrease) in net assets resulting from	5,819	561	3	534
operations
Changes from principal transactions:
Total unit transactions	(3,433)	(597)	61	(4,371)
Increase (decrease) in net assets derived from
principal transactions	(3,433)	(597)	61	(4,371)
Total increase (decrease) in net assets	2,386	(36)	64	(3,837)
Net assets at December 31, 2014	$74,812	$7,317	$64	$29,023
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4
Net assets at January 1, 2013	$6,374	$1,203	$37,284	$61

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	10	218	7
Total realized gain (loss) on investments
and capital gains distributions	(51)	108	3,287	22
Net unrealized appreciation (depreciation)
of investments	2,269	312	8,071	51
Net increase (decrease) in net assets resulting from	2,289	430	11,576	80
operations
Changes from principal transactions:
Total unit transactions	986	303	2,336	747
Increase (decrease) in net assets derived from
principal transactions	986	303	2,336	747
Total increase (decrease) in net assets	3,275	733	13,912	827
Net assets at December 31, 2013	9,649	1,936	51,196	888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	5	110	25
Total realized gain (loss) on investments
and capital gains distributions	859	319	6,922	87
Net unrealized appreciation (depreciation)
of investments	146	(166)	(2,028)	73
Net increase (decrease) in net assets resulting from	1,073	158	5,004	185
operations
Changes from principal transactions:
Total unit transactions	184	76	11,192	1,081
Increase (decrease) in net assets derived from
principal transactions	184	76	11,192	1,081
Total increase (decrease) in net assets	1,257	234	16,196	1,266
Net assets at December 31, 2014	$10,906	$2,170	$67,392	$2,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N
Net assets at January 1, 2013	$866	$3,328	$5,043	$8,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(26)	12	(184)
Total realized gain (loss) on investments
and capital gains distributions	205	726	439	3,506
Net unrealized appreciation (depreciation)
of investments	105	1,692	1,143	3,023
Net increase (decrease) in net assets resulting from	309	2,392	1,594	6,345
operations
Changes from principal transactions:
Total unit transactions	(435)	4,847	3,647	18,198
Increase (decrease) in net assets derived from
principal transactions	(435)	4,847	3,647	18,198
Total increase (decrease) in net assets	(126)	7,239	5,241	24,543
Net assets at December 31, 2013	740	10,567	10,284	33,435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(44)	(28)	(334)
Total realized gain (loss) on investments
and capital gains distributions	168	2,427	399	8,889
Net unrealized appreciation (depreciation)
of investments	(103)	(1,387)	(611)	(5,131)
Net increase (decrease) in net assets resulting from	64	996	(240)	3,424
operations
Changes from principal transactions:
Total unit transactions	(107)	349	3,048	10,560
Increase (decrease) in net assets derived from
principal transactions	(107)	349	3,048	10,560
Total increase (decrease) in net assets	(43)	1,345	2,808	13,984
Net assets at December 31, 2014	$697	$11,912	$13,092	$47,419

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4
Net assets at January 1, 2013	$1,014	$—	$9,764	$10,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	(77)	135
Total realized gain (loss) on investments
and capital gains distributions	33	—	1,976	141
Net unrealized appreciation (depreciation)
of investments	210	—	1,750	(591)
Net increase (decrease) in net assets resulting from	256	—	3,649	(315)
operations
Changes from principal transactions:
Total unit transactions	164	—	2,703	(1,395)
Increase (decrease) in net assets derived from
principal transactions	164	—	2,703	(1,395)
Total increase (decrease) in net assets	420	—	6,352	(1,710)
Net assets at December 31, 2013	1,434	—	16,116	9,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	—	(107)	105
Total realized gain (loss) on investments
and capital gains distributions	131	2	3,462	54
Net unrealized appreciation (depreciation)
of investments	(21)	(2)	(2,555)	241
Net increase (decrease) in net assets resulting from	127	—	800	400
operations
Changes from principal transactions:
Total unit transactions	136	21	(133)	(327)
Increase (decrease) in net assets derived from
principal transactions	136	21	(133)	(327)
Total increase (decrease) in net assets	263	21	667	73
Net assets at December 31, 2014	$1,697	$21	$16,783	$9,317

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Net assets at January 1, 2013	$46,174	$513	$2,138	$85

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	10	36	(1)
Total realized gain (loss) on investments
and capital gains distributions	5,099	12	118	8
Net unrealized appreciation (depreciation)
of investments	2,569	104	(144)	17
Net increase (decrease) in net assets resulting from	7,666	126	10	24
operations
Changes from principal transactions:
Total unit transactions	(1,140)	46	286	(6)
Increase (decrease) in net assets derived from
principal transactions	(1,140)	46	286	(6)
Total increase (decrease) in net assets	6,526	172	296	18
Net assets at December 31, 2013	52,700	685	2,434	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	11	69	(1)
Total realized gain (loss) on investments
and capital gains distributions	4,303	12	281	18
Net unrealized appreciation (depreciation)
of investments	(281)	—	626	(17)
Net increase (decrease) in net assets resulting from	4,275	23	976	—
operations
Changes from principal transactions:
Total unit transactions	(3,484)	67	3,268	(3)
Increase (decrease) in net assets derived from
principal transactions	(3,484)	67	3,268	(3)
Total increase (decrease) in net assets	791	90	4,244	(3)
Net assets at December 31, 2014	$53,491	$775	$6,678	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2013	$39	$4,121	$1	$232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(27)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	1,265	—	51
Net unrealized appreciation (depreciation)
of investments	9	222	—	25
Net increase (decrease) in net assets resulting from	11	1,460	—	75
operations
Changes from principal transactions:
Total unit transactions	4	399	1	6
Increase (decrease) in net assets derived from
principal transactions	4	399	1	6
Total increase (decrease) in net assets	15	1,859	1	81
Net assets at December 31, 2013	54	5,980	2	313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(32)	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,832	—	82
Net unrealized appreciation (depreciation)
of investments	(8)	(1,014)	—	(67)
Net increase (decrease) in net assets resulting from	—	786	—	15
operations
Changes from principal transactions:
Total unit transactions	4	3,650	—	(40)
Increase (decrease) in net assets derived from
principal transactions	4	3,650	—	(40)
Total increase (decrease) in net assets	4	4,436	—	(25)
Net assets at December 31, 2014	$58	$10,416	$2	$288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S
Net assets at January 1, 2013	$—	$801	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	41	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(48)	2	—
Net unrealized appreciation (depreciation)
of investments	—	(34)	6	—
Net increase (decrease) in net assets resulting from	—	(41)	8	—
operations
Changes from principal transactions:
Total unit transactions	—	1,127	101	—
Increase (decrease) in net assets derived from
principal transactions	—	1,127	101	—
Total increase (decrease) in net assets	—	1,086	109	—
Net assets at December 31, 2013	—	1,887	109	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	86	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	2	38	2
Net unrealized appreciation (depreciation)
of investments	—	13	(24)	(1)
Net increase (decrease) in net assets resulting from	—	101	13	1
operations
Changes from principal transactions:
Total unit transactions	—	2,474	570	23
Increase (decrease) in net assets derived from
principal transactions	—	2,474	570	23
Total increase (decrease) in net assets	—	2,575	583	24
Net assets at December 31, 2014	$—	$4,462	$692	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares
Net assets at January 1, 2013	$224	$28	$491	$98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	5	—
Total realized gain (loss) on investments
and capital gains distributions	8	6	5	17
Net unrealized appreciation (depreciation)
of investments	56	15	145	13
Net increase (decrease) in net assets resulting from	67	21	155	30
operations
Changes from principal transactions:
Total unit transactions	89	79	30	3
Increase (decrease) in net assets derived from
principal transactions	89	79	30	3
Total increase (decrease) in net assets	156	100	185	33
Net assets at December 31, 2013	380	128	676	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	2	6	—
Total realized gain (loss) on investments
and capital gains distributions	20	20	74	45
Net unrealized appreciation (depreciation)
of investments	(28)	4	3	(33)
Net increase (decrease) in net assets resulting from	(3)	26	83	12
operations
Changes from principal transactions:
Total unit transactions	16	148	(13)	(50)
Increase (decrease) in net assets derived from
principal transactions	16	148	(13)	(50)
Total increase (decrease) in net assets	13	174	70	(38)
Net assets at December 31, 2014	$393	$302	$746	$93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2013	$8,750	$268,614	$465	$264,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	459	(7)	4,268
Total realized gain (loss) on investments
and capital gains distributions	892	(691)	113	17,227
Net unrealized appreciation (depreciation)
of investments	555	51,226	55	47,229
Net increase (decrease) in net assets resulting from	1,460	50,994	161	68,724
operations
Changes from principal transactions:
Total unit transactions	(1,548)	(4,948)	103	(26,669)
Increase (decrease) in net assets derived from
principal transactions	(1,548)	(4,948)	103	(26,669)
Total increase (decrease) in net assets	(88)	46,046	264	42,055
Net assets at December 31, 2013	8,662	314,660	729	306,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	1,386	(9)	5,435
Total realized gain (loss) on investments
and capital gains distributions	650	970	187	4,145
Net unrealized appreciation (depreciation)
of investments	(926)	(13,038)	(72)	12,997
Net increase (decrease) in net assets resulting from	(243)	(10,682)	106	22,577
operations
Changes from principal transactions:
Total unit transactions	(1,319)	(8,450)	99	(27,320)
Increase (decrease) in net assets derived from
principal transactions	(1,319)	(8,450)	99	(27,320)
Total increase (decrease) in net assets	(1,562)	(19,132)	205	(4,743)
Net assets at December 31, 2014	$7,100	$295,528	$934	$301,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2013	$225,077	$12,167	$29,379	$1,085,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,690)	520	143	1,964
Total realized gain (loss) on investments
and capital gains distributions	10,773	315	(1,965)	23,779
Net unrealized appreciation (depreciation)
of investments	65,870	(312)	10,114	291,519
Net increase (decrease) in net assets resulting from	74,953	523	8,292	317,262
operations
Changes from principal transactions:
Total unit transactions	(25,029)	(1,336)	(1,359)	(82,018)
Increase (decrease) in net assets derived from
principal transactions	(25,029)	(1,336)	(1,359)	(82,018)
Total increase (decrease) in net assets	49,924	(813)	6,933	235,244
Net assets at December 31, 2013	275,001	11,354	36,312	1,320,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,239)	575	107	665
Total realized gain (loss) on investments
and capital gains distributions	9,482	101	(700)	56,881
Net unrealized appreciation (depreciation)
of investments	20,363	(692)	(2,504)	82,142
Net increase (decrease) in net assets resulting from	27,606	(16)	(3,097)	139,688
operations
Changes from principal transactions:
Total unit transactions	(10,109)	813	(3,332)	(80,851)
Increase (decrease) in net assets derived from
principal transactions	(10,109)	813	(3,332)	(80,851)
Total increase (decrease) in net assets	17,497	797	(6,429)	58,837
Net assets at December 31, 2014	$292,498	$12,151	$29,883	$1,379,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Net assets at January 1, 2013	$115,759	$20,599	$22,592	$2,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,072	127	97	17
Total realized gain (loss) on investments
and capital gains distributions	4,779	3,793	428	319
Net unrealized appreciation (depreciation)
of investments	30,085	3,481	2,542	210
Net increase (decrease) in net assets resulting from	35,936	7,401	3,067	546
operations
Changes from principal transactions:
Total unit transactions	1,981	(145)	(2,409)	(355)
Increase (decrease) in net assets derived from
principal transactions	1,981	(145)	(2,409)	(355)
Total increase (decrease) in net assets	37,917	7,256	658	191
Net assets at December 31, 2013	153,676	27,855	23,250	2,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	837	74	75	34
Total realized gain (loss) on investments
and capital gains distributions	4,424	1,808	1,359	221
Net unrealized appreciation (depreciation)
of investments	13,593	(162)	(368)	(144)
Net increase (decrease) in net assets resulting from	18,854	1,720	1,066	111
operations
Changes from principal transactions:
Total unit transactions	3,561	(111)	(1,655)	(128)
Increase (decrease) in net assets derived from
principal transactions	3,561	(111)	(1,655)	(128)
Total increase (decrease) in net assets	22,415	1,609	(589)	(17)
Net assets at December 31, 2014	$176,091	$29,464	$22,661	$2,593

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2013	$—	$—	$553	$110,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(4)	497
Total realized gain (loss) on investments
and capital gains distributions	—	—	156	4,350
Net unrealized appreciation (depreciation)
of investments	—	—	59	33,299
Net increase (decrease) in net assets resulting from	—	—	211	38,146
operations
Changes from principal transactions:
Total unit transactions	—	—	(5)	(4,257)
Increase (decrease) in net assets derived from
principal transactions	—	—	(5)	(4,257)
Total increase (decrease) in net assets	—	—	206	33,889
Net assets at December 31, 2013	—	—	759	144,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	(405)
Total realized gain (loss) on investments
and capital gains distributions	4	—	160	15,126
Net unrealized appreciation (depreciation)
of investments	4	(1)	(136)	(15,311)
Net increase (decrease) in net assets resulting from	8	(1)	21	(590)
operations
Changes from principal transactions:
Total unit transactions	89	4	(474)	(11,303)
Increase (decrease) in net assets derived from
principal transactions	89	4	(474)	(11,303)
Total increase (decrease) in net assets	97	3	(453)	(11,893)
Net assets at December 31, 2014	$97	$3	$306	$132,108

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net assets at January 1, 2013	$—	$12,373	$287,158	$159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(81)	(1,953)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	1,965	27,868	72
Net unrealized appreciation (depreciation)
of investments	—	2,073	65,718	(9)
Net increase (decrease) in net assets resulting from	—	3,957	91,633	62
operations
Changes from principal transactions:
Total unit transactions	—	(416)	(14,877)	(221)
Increase (decrease) in net assets derived from
principal transactions	—	(416)	(14,877)	(221)
Total increase (decrease) in net assets	—	3,541	76,756	(159)
Net assets at December 31, 2013	—	15,914	363,914	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(88)	(2,242)	—
Total realized gain (loss) on investments
and capital gains distributions	1	2,781	40,146	—
Net unrealized appreciation (depreciation)
of investments	—	(1,397)	(8,466)	—
Net increase (decrease) in net assets resulting from	1	1,296	29,438	—
operations
Changes from principal transactions:
Total unit transactions	2	(490)	(13,292)	—
Increase (decrease) in net assets derived from
principal transactions	2	(490)	(13,292)	—
Total increase (decrease) in net assets	3	806	16,146	—
Net assets at December 31, 2014	$3	$16,720	$380,060	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net assets at January 1, 2013	$261	$1,985	$—	$174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	53	—	1
Total realized gain (loss) on investments
and capital gains distributions	73	82	—	10
Net unrealized appreciation (depreciation)
of investments	(2)	207	—	13
Net increase (decrease) in net assets resulting from	73	342	—	24
operations
Changes from principal transactions:
Total unit transactions	(330)	65	—	(45)
Increase (decrease) in net assets derived from
principal transactions	(330)	65	—	(45)
Total increase (decrease) in net assets	(257)	407	—	(21)
Net assets at December 31, 2013	4	2,392	—	153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	56	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	182	—	9
Net unrealized appreciation (depreciation)
of investments	—	(54)	—	1
Net increase (decrease) in net assets resulting from	—	184	—	11
operations
Changes from principal transactions:
Total unit transactions	1	46	31	(17)
Increase (decrease) in net assets derived from
principal transactions	1	46	31	(17)
Total increase (decrease) in net assets	1	230	31	(6)
Net assets at December 31, 2014	$5	$2,622	$31	$147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Net assets at January 1, 2013	$365	$40	$135	$70

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	33	1	1	2
Net unrealized appreciation (depreciation)
of investments	53	(2)	34	17
Net increase (decrease) in net assets resulting from	83	1	35	19
operations
Changes from principal transactions:
Total unit transactions	(122)	(3)	(9)	(11)
Increase (decrease) in net assets derived from
principal transactions	(122)	(3)	(9)	(11)
Total increase (decrease) in net assets	(39)	(2)	26	8
Net assets at December 31, 2013	326	38	161	78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	56	—	27	9
Net unrealized appreciation (depreciation)
of investments	(19)	—	(16)	1
Net increase (decrease) in net assets resulting from	34	1	11	9
operations
Changes from principal transactions:
Total unit transactions	(78)	1	(70)	(5)
Increase (decrease) in net assets derived from
principal transactions	(78)	1	(70)	(5)
Total increase (decrease) in net assets	(44)	2	(59)	4
Net assets at December 31, 2014	$282	$40	$102	$82
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Net assets at January 1, 2013	$—	$10	$—	$5,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	—	(6)	—	296
Net unrealized appreciation (depreciation)
of investments	—	(15)	—	936
Net increase (decrease) in net assets resulting from	—	(16)	—	1,216
operations
Changes from principal transactions:
Total unit transactions	—	248	—	(2,343)
Increase (decrease) in net assets derived from
principal transactions	—	248	—	(2,343)
Total increase (decrease) in net assets	—	232	—	(1,127)
Net assets at December 31, 2013	—	242	—	3,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(19)
Total realized gain (loss) on investments
and capital gains distributions	1	(4)	—	325
Net unrealized appreciation (depreciation)
of investments	2	9	—	131
Net increase (decrease) in net assets resulting from	4	8	—	437
operations
Changes from principal transactions:
Total unit transactions	64	176	—	(175)
Increase (decrease) in net assets derived from
principal transactions	64	176	—	(175)
Total increase (decrease) in net assets	68	184	—	262
Net assets at December 31, 2014	$68	$426	$—	$4,184

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y
Net assets at January 1, 2013	$—	$337	$10,558	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(123)	—
Total realized gain (loss) on investments
and capital gains distributions	—	49	1,824	—
Net unrealized appreciation (depreciation)
of investments	—	40	2,154	—
Net increase (decrease) in net assets resulting from	—	86	3,855	—
operations
Changes from principal transactions:
Total unit transactions	—	(12)	1,178	—
Increase (decrease) in net assets derived from
principal transactions	—	(12)	1,178	—
Total increase (decrease) in net assets	—	74	5,033	—
Net assets at December 31, 2013	—	411	15,591	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(99)	2
Total realized gain (loss) on investments
and capital gains distributions	2	107	2,999	(1)
Net unrealized appreciation (depreciation)
of investments	1	(104)	(2,344)	(1)
Net increase (decrease) in net assets resulting from	3	—	556	—
operations
Changes from principal transactions:
Total unit transactions	93	(63)	(1,832)	373
Increase (decrease) in net assets derived from
principal transactions	93	(63)	(1,832)	373
Total increase (decrease) in net assets	96	(63)	(1,276)	373
Net assets at December 31, 2014	$96	$348	$14,315	$373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A
Net assets at January 1, 2013	$—	$93	$59	$960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(4)
Total realized gain (loss) on investments
and capital gains distributions	—	46	—	151
Net unrealized appreciation (depreciation)
of investments	—	36	(2)	101
Net increase (decrease) in net assets resulting from	—	80	(2)	248
operations
Changes from principal transactions:
Total unit transactions	—	86	(11)	(211)
Increase (decrease) in net assets derived from
principal transactions	—	86	(11)	(211)
Total increase (decrease) in net assets	—	166	(13)	37
Net assets at December 31, 2013	—	259	46	997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	50	—	28
Net unrealized appreciation (depreciation)
of investments	—	(43)	3	87
Net increase (decrease) in net assets resulting from	—	5	3	112
operations
Changes from principal transactions:
Total unit transactions	—	10	1,209	46
Increase (decrease) in net assets derived from
principal transactions	—	10	1,209	46
Total increase (decrease) in net assets	—	15	1,212	158
Net assets at December 31, 2014	$—	$274	$1,258	$1,155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net assets at January 1, 2013	$1,186	$158	$95,534	$424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(1)	(537)	—
Total realized gain (loss) on investments
and capital gains distributions	400	43	(309)	32
Net unrealized appreciation (depreciation)
of investments	(8)	20	26,886	127
Net increase (decrease) in net assets resulting from	380	62	26,040	159
operations
Changes from principal transactions:
Total unit transactions	(116)	44	(16,890)	54
Increase (decrease) in net assets derived from
principal transactions	(116)	44	(16,890)	54
Total increase (decrease) in net assets	264	106	9,150	213
Net assets at December 31, 2013	1,450	264	104,684	637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	—	(535)	—
Total realized gain (loss) on investments
and capital gains distributions	384	54	1,491	134
Net unrealized appreciation (depreciation)
of investments	(367)	(38)	9,387	(134)
Net increase (decrease) in net assets resulting from	6	16	10,343	—
operations
Changes from principal transactions:
Total unit transactions	(202)	(15)	(10,441)	(635)
Increase (decrease) in net assets derived from
principal transactions	(202)	(15)	(10,441)	(635)
Total increase (decrease) in net assets	(196)	1	(98)	(635)
Net assets at December 31, 2014	$1,254	$265	$104,586	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Net assets at January 1, 2013	$718	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	15	—	—
Total realized gain (loss) on investments
and capital gains distributions	52	19	—	—
Net unrealized appreciation (depreciation)
of investments	88	(18)	—	—
Net increase (decrease) in net assets resulting from	139	16	—	—
operations
Changes from principal transactions:
Total unit transactions	(197)	3,474	—	—
Increase (decrease) in net assets derived from
principal transactions	(197)	3,474	—	—
Total increase (decrease) in net assets	(58)	3,490	—	—
Net assets at December 31, 2013	660	3,490	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	77	—	—
Total realized gain (loss) on investments
and capital gains distributions	44	37	—	—
Net unrealized appreciation (depreciation)
of investments	27	174	—	(1)
Net increase (decrease) in net assets resulting from	70	288	—	(1)
operations
Changes from principal transactions:
Total unit transactions	(8)	6,833	1	14
Increase (decrease) in net assets derived from
principal transactions	(8)	6,833	1	14
Total increase (decrease) in net assets	62	7,121	1	13
Net assets at December 31, 2014	$722	$10,611	$1	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net assets at January 1, 2013	$95	$8,855	$2,123	$88,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21	3	40
Total realized gain (loss) on investments
and capital gains distributions	13	1,895	349	5,061
Net unrealized appreciation (depreciation)
of investments	32	1,684	177	18,214
Net increase (decrease) in net assets resulting from	45	3,600	529	23,315
operations
Changes from principal transactions:
Total unit transactions	58	1,990	(235)	3,626
Increase (decrease) in net assets derived from
principal transactions	58	1,990	(235)	3,626
Total increase (decrease) in net assets	103	5,590	294	26,941
Net assets at December 31, 2013	198	14,445	2,417	114,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(5)	(5)	(272)
Total realized gain (loss) on investments
and capital gains distributions	59	2,720	339	8,102
Net unrealized appreciation (depreciation)
of investments	(44)	(1,516)	(286)	(4,995)
Net increase (decrease) in net assets resulting from	13	1,199	48	2,835
operations
Changes from principal transactions:
Total unit transactions	262	(2,299)	(353)	4,062
Increase (decrease) in net assets derived from
principal transactions	262	(2,299)	(353)	4,062
Total increase (decrease) in net assets	275	(1,100)	(305)	6,897
Net assets at December 31, 2014	$473	$13,345	$2,112	$121,851

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Funds New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A
Net assets at January 1, 2013	$—	$—	$—	$520

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	111
Net unrealized appreciation (depreciation)
of investments	—	—	—	(49)
Net increase (decrease) in net assets resulting from	—	—	—	60
operations
Changes from principal transactions:
Total unit transactions	—	—	—	(474)
Increase (decrease) in net assets derived from
principal transactions	—	—	—	(474)
Total increase (decrease) in net assets	—	—	—	(414)
Net assets at December 31, 2013	—	—	—	106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	72	—	20
Net unrealized appreciation (depreciation)
of investments	(3)	(84)	1	(5)
Net increase (decrease) in net assets resulting from	(2)	4	2	14
operations
Changes from principal transactions:
Total unit transactions	29	1,193	202	(16)
Increase (decrease) in net assets derived from
principal transactions	29	1,193	202	(16)
Total increase (decrease) in net assets	27	1,197	204	(2)
Net assets at December 31, 2014	$27	$1,197	$204	$104

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A
Net assets at January 1, 2013	$275,812	$35,375	$16	$128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,576)	6	—	4
Total realized gain (loss) on investments
and capital gains distributions	(2,983)	684	(3)	(2)
Net unrealized appreciation (depreciation)
of investments	24,650	2,350	(7)	(9)
Net increase (decrease) in net assets resulting from	19,091	3,040	(10)	(7)
operations
Changes from principal transactions:
Total unit transactions	(14,722)	709	9	20
Increase (decrease) in net assets derived from
principal transactions	(14,722)	709	9	20
Total increase (decrease) in net assets	4,369	3,749	(1)	13
Net assets at December 31, 2013	280,181	39,124	15	141

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,119)	62	—	3
Total realized gain (loss) on investments
and capital gains distributions	20,835	1,162	(1)	(8)
Net unrealized appreciation (depreciation)
of investments	(34,012)	(3,251)	(4)	6
Net increase (decrease) in net assets resulting from	(15,296)	(2,027)	(5)	1
operations
Changes from principal transactions:
Total unit transactions	(15,191)	1,614	11	(85)
Increase (decrease) in net assets derived from
principal transactions	(15,191)	1,614	11	(85)
Total increase (decrease) in net assets	(30,487)	(413)	6	(84)
Net assets at December 31, 2014	$249,694	$38,711	$21	$57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net assets at January 1, 2013	$—	$—	$41	$226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	2	1
Net unrealized appreciation (depreciation)
of investments	—	—	12	55
Net increase (decrease) in net assets resulting from	—	—	13	57
operations
Changes from principal transactions:
Total unit transactions	—	—	(8)	(22)
Increase (decrease) in net assets derived from
principal transactions	—	—	(8)	(22)
Total increase (decrease) in net assets	—	—	5	35
Net assets at December 31, 2013	—	—	46	261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	3	22
Net unrealized appreciation (depreciation)
of investments	—	—	(14)	(19)
Net increase (decrease) in net assets resulting from	—	—	(12)	4
operations
Changes from principal transactions:
Total unit transactions	10	12	(19)	(43)
Increase (decrease) in net assets derived from
principal transactions	10	12	(19)	(43)
Total increase (decrease) in net assets	10	12	(31)	(39)
Net assets at December 31, 2014	$10	$12	$15	$222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Net assets at January 1, 2013	$109	$67	$10,845	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	(12)	—
Total realized gain (loss) on investments
and capital gains distributions	1	2	1,172	—
Net unrealized appreciation (depreciation)
of investments	(6)	17	4,192	—
Net increase (decrease) in net assets resulting from	(1)	19	5,352	—
operations
Changes from principal transactions:
Total unit transactions	(9)	(9)	7,302	—
Increase (decrease) in net assets derived from
principal transactions	(9)	(9)	7,302	—
Total increase (decrease) in net assets	(10)	10	12,654	—
Net assets at December 31, 2013	99	77	23,499	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	9	—
Total realized gain (loss) on investments
and capital gains distributions	—	5	5,490	—
Net unrealized appreciation (depreciation)
of investments	(2)	2	(2,793)	—
Net increase (decrease) in net assets resulting from	1	7	2,706	—
operations
Changes from principal transactions:
Total unit transactions	(2)	(10)	2,149	—
Increase (decrease) in net assets derived from
principal transactions	(2)	(10)	2,149	—
Total increase (decrease) in net assets	(1)	(3)	4,855	—
Net assets at December 31, 2014	$98	$74	$28,354	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2013	$622	$46,306	$—	$260,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	(103)	—	1,082
Total realized gain (loss) on investments
and capital gains distributions	413	5,289	—	8,483
Net unrealized appreciation (depreciation)
of investments	414	1,581	—	(31,921)
Net increase (decrease) in net assets resulting from	856	6,767	—	(22,356)
operations
Changes from principal transactions:
Total unit transactions	5,911	(3,659)	—	(88,953)
Increase (decrease) in net assets derived from
principal transactions	5,911	(3,659)	—	(88,953)
Total increase (decrease) in net assets	6,767	3,108	—	(111,309)
Net assets at December 31, 2013	7,389	49,414	—	148,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	(72)	—	829
Total realized gain (loss) on investments
and capital gains distributions	381	4,164	—	(541)
Net unrealized appreciation (depreciation)
of investments	1,222	(949)	(2)	3,343
Net increase (decrease) in net assets resulting from	1,703	3,143	(2)	3,631
operations
Changes from principal transactions:
Total unit transactions	8,279	(7,639)	16	(24,985)
Increase (decrease) in net assets derived from
principal transactions	8,279	(7,639)	16	(24,985)
Total increase (decrease) in net assets	9,982	(4,496)	14	(21,354)
Net assets at December 31, 2014	$17,371	$44,918	$14	$127,404

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I
Net assets at January 1, 2013	$1,099	$2,178	$1,519	$15,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	87	52	38
Total realized gain (loss) on investments
and capital gains distributions	180	171	32	340
Net unrealized appreciation (depreciation)
of investments	441	(28)	(71)	(913)
Net increase (decrease) in net assets resulting from	674	230	13	(535)
operations
Changes from principal transactions:
Total unit transactions	2,778	(442)	(175)	(2,429)
Increase (decrease) in net assets derived from
principal transactions	2,778	(442)	(175)	(2,429)
Total increase (decrease) in net assets	3,452	(212)	(162)	(2,964)
Net assets at December 31, 2013	4,551	1,966	1,357	12,937

Increase (decrease) in net assets
Operations:
Net investment income (loss)	134	73	45	(24)
Total realized gain (loss) on investments
and capital gains distributions	799	117	11	(84)
Net unrealized appreciation (depreciation)
of investments	(164)	(206)	(3)	(1,498)
Net increase (decrease) in net assets resulting from	769	(16)	53	(1,606)
operations
Changes from principal transactions:
Total unit transactions	3,118	73	(56)	(960)
Increase (decrease) in net assets derived from
principal transactions	3,118	73	(56)	(960)
Total increase (decrease) in net assets	3,887	57	(3)	(2,566)
Net assets at December 31, 2014	$8,438	$2,023	$1,354	$10,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares
Net assets at January 1, 2013	$—	$27,738	$—	$7,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,292	—	58
Total realized gain (loss) on investments
and capital gains distributions	—	1,754	—	500
Net unrealized appreciation (depreciation)
of investments	—	39	—	1,631
Net increase (decrease) in net assets resulting from	—	3,085	—	2,189
operations
Changes from principal transactions:
Total unit transactions	—	87	—	155
Increase (decrease) in net assets derived from
principal transactions	—	87	—	155
Total increase (decrease) in net assets	—	3,172	—	2,344
Net assets at December 31, 2013	—	30,910	—	9,524

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,064	—	44
Total realized gain (loss) on investments
and capital gains distributions	—	3,219	2	1,318
Net unrealized appreciation (depreciation)
of investments	—	(4,183)	(2)	(305)
Net increase (decrease) in net assets resulting from	—	100	—	1,057
operations
Changes from principal transactions:
Total unit transactions	9	(7,740)	23	394
Increase (decrease) in net assets derived from
principal transactions	9	(7,740)	23	394
Total increase (decrease) in net assets	9	(7,640)	23	1,451
Net assets at December 31, 2014	$9	$23,270	$23	$10,975

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2013	$88	$1	$7,942	$777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(101)	(3)
Total realized gain (loss) on investments
and capital gains distributions	3	—	940	120
Net unrealized appreciation (depreciation)
of investments	24	—	1,605	115
Net increase (decrease) in net assets resulting from	28	—	2,444	232
operations
Changes from principal transactions:
Total unit transactions	6	1	1,758	(81)
Increase (decrease) in net assets derived from
principal transactions	6	1	1,758	(81)
Total increase (decrease) in net assets	34	1	4,202	151
Net assets at December 31, 2013	122	2	12,144	928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(122)	(1)
Total realized gain (loss) on investments
and capital gains distributions	17	—	1,629	172
Net unrealized appreciation (depreciation)
of investments	(8)	—	(1,432)	(84)
Net increase (decrease) in net assets resulting from	10	—	75	87
operations
Changes from principal transactions:
Total unit transactions	(18)	—	(378)	20
Increase (decrease) in net assets derived from
principal transactions	(18)	—	(378)	20
Total increase (decrease) in net assets	(8)	—	(303)	107
Net assets at December 31, 2014	$114	$2	$11,841	$1,035
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Net assets at January 1, 2013	$226	$1,174	$37,035	$204,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	1,504	6,215
Total realized gain (loss) on investments
and capital gains distributions	49	165	5	1,853
Net unrealized appreciation (depreciation)
of investments	30	171	(907)	(5,834)
Net increase (decrease) in net assets resulting from	79	350	602	2,234
operations
Changes from principal transactions:
Total unit transactions	(20)	296	2,243	(6,007)
Increase (decrease) in net assets derived from
principal transactions	(20)	296	2,243	(6,007)
Total increase (decrease) in net assets	59	646	2,845	(3,773)
Net assets at December 31, 2013	285	1,820	39,880	200,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	34	2,457	10,282
Total realized gain (loss) on investments
and capital gains distributions	52	117	87	4,700
Net unrealized appreciation (depreciation)
of investments	(15)	(357)	(2,001)	(13,460)
Net increase (decrease) in net assets resulting from	37	(206)	543	1,522
operations
Changes from principal transactions:
Total unit transactions	8	(12)	(2,335)	(22,193)
Increase (decrease) in net assets derived from
principal transactions	8	(12)	(2,335)	(22,193)
Total increase (decrease) in net assets	45	(218)	(1,792)	(20,671)
Net assets at December 31, 2014	$330	$1,602	$38,088	$180,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio
Net assets at January 1, 2013	$—	$34	$8,081	$87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(64)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	(2,926)	—
Net unrealized appreciation (depreciation)
of investments	—	6	(1,813)	23
Net increase (decrease) in net assets resulting from	—	6	(4,803)	24
operations
Changes from principal transactions:
Total unit transactions	—	6	3,471	(4)
Increase (decrease) in net assets derived from
principal transactions	—	6	3,471	(4)
Total increase (decrease) in net assets	—	12	(1,332)	20
Net assets at December 31, 2013	—	46	6,749	107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	11	1
Total realized gain (loss) on investments
and capital gains distributions	—	4	(2,413)	5
Net unrealized appreciation (depreciation)
of investments	—	(7)	735	3
Net increase (decrease) in net assets resulting from	—	(3)	(1,667)	9
operations
Changes from principal transactions:
Total unit transactions	4	2	4,013	—
Increase (decrease) in net assets derived from
principal transactions	4	2	4,013	—
Total increase (decrease) in net assets	4	(1)	2,346	9
Net assets at December 31, 2014	$4	$45	$9,095	$116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R
Net assets at January 1, 2013	$446	$25	$—	$13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	87	9	—	1
Net unrealized appreciation (depreciation)
of investments	(2)	2	—	3
Net increase (decrease) in net assets resulting from	93	11	—	4
operations
Changes from principal transactions:
Total unit transactions	(294)	(13)	—	3
Increase (decrease) in net assets derived from
principal transactions	(294)	(13)	—	3
Total increase (decrease) in net assets	(201)	(2)	—	7
Net assets at December 31, 2013	245	23	—	20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	25	4	—	2
Net unrealized appreciation (depreciation)
of investments	(6)	(3)	—	(1)
Net increase (decrease) in net assets resulting from	23	1	—	1
operations
Changes from principal transactions:
Total unit transactions	(19)	—	6	4
Increase (decrease) in net assets derived from
principal transactions	(19)	—	6	4
Total increase (decrease) in net assets	4	1	6	5
Net assets at December 31, 2014	$249	$24	$6	$25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Net assets at January 1, 2013	$305,260	$63	$—	$1,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,429	(1)	—	34
Total realized gain (loss) on investments
and capital gains distributions	3,552	6	—	164
Net unrealized appreciation (depreciation)
of investments	37,873	16	—	(180)
Net increase (decrease) in net assets resulting from	44,854	21	—	18
operations
Changes from principal transactions:
Total unit transactions	(33,009)	23	6	(64)
Increase (decrease) in net assets derived from
principal transactions	(33,009)	23	6	(64)
Total increase (decrease) in net assets	11,845	44	6	(46)
Net assets at December 31, 2013	317,105	107	6	1,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,725	(1)	—	38
Total realized gain (loss) on investments
and capital gains distributions	4,635	17	—	257
Net unrealized appreciation (depreciation)
of investments	9,094	(6)	—	189
Net increase (decrease) in net assets resulting from	15,454	10	—	484
operations
Changes from principal transactions:
Total unit transactions	(32,930)	(17)	1	(367)
Increase (decrease) in net assets derived from
principal transactions	(32,930)	(17)	1	(367)
Total increase (decrease) in net assets	(17,476)	(7)	1	117
Net assets at December 31, 2014	$299,629	$100	$7	$2,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S
Net assets at January 1, 2013	$4,456	$3,250	$408,463	$1,202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	108	60	8,549	28
Total realized gain (loss) on investments
and capital gains distributions	(15)	83	(1,699)	33
Net unrealized appreciation (depreciation)
of investments	(202)	(197)	(11,051)	(69)
Net increase (decrease) in net assets resulting from	(109)	(54)	(4,201)	(8)
operations
Changes from principal transactions:
Total unit transactions	(526)	(1,190)	(56,068)	(201)
Increase (decrease) in net assets derived from
principal transactions	(526)	(1,190)	(56,068)	(201)
Total increase (decrease) in net assets	(635)	(1,244)	(60,269)	(209)
Net assets at December 31, 2013	3,821	2,006	348,194	993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	41	8,287	26
Total realized gain (loss) on investments
and capital gains distributions	(32)	24	(239)	6
Net unrealized appreciation (depreciation)
of investments	84	40	11,424	28
Net increase (decrease) in net assets resulting from	149	105	19,472	60
operations
Changes from principal transactions:
Total unit transactions	(486)	(337)	(16,538)	(72)
Increase (decrease) in net assets derived from
principal transactions	(486)	(337)	(16,538)	(72)
Total increase (decrease) in net assets	(337)	(232)	2,934	(12)
Net assets at December 31, 2014	$3,484	$1,774	$351,128	$981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class
Net assets at January 1, 2013	$—	$2	$26	$101,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(61)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	(7,064)
Net unrealized appreciation (depreciation)
of investments	—	—	3	18,734
Net increase (decrease) in net assets resulting from	—	—	3	11,609
operations
Changes from principal transactions:
Total unit transactions	—	(1)	(1)	(15,676)
Increase (decrease) in net assets derived from
principal transactions	—	(1)	(1)	(15,676)
Total increase (decrease) in net assets	—	(1)	2	(4,067)
Net assets at December 31, 2013	—	1	28	97,667

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	(820)
Net unrealized appreciation (depreciation)
of investments	(5)	—	(4)	(11,579)
Net increase (decrease) in net assets resulting from	(7)	—	(4)	(12,401)
operations
Changes from principal transactions:
Total unit transactions	929	(1)	1	(3,264)
Increase (decrease) in net assets derived from
principal transactions	929	(1)	1	(3,264)
Total increase (decrease) in net assets	922	(1)	(3)	(15,665)
Net assets at December 31, 2014	$922	$—	$25	$82,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2013	$51	$28,658	$30,849	$155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,607	1,441	—
Total realized gain (loss) on investments
and capital gains distributions	1	328	417	5
Net unrealized appreciation (depreciation)
of investments	(1)	(478)	(563)	40
Net increase (decrease) in net assets resulting from	3	1,457	1,295	45
operations
Changes from principal transactions:
Total unit transactions	(8)	1,000	(4,805)	(13)
Increase (decrease) in net assets derived from
principal transactions	(8)	1,000	(4,805)	(13)
Total increase (decrease) in net assets	(5)	2,457	(3,510)	32
Net assets at December 31, 2013	46	31,115	27,339	187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,768	1,359	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	158	265	21
Net unrealized appreciation (depreciation)
of investments	(2)	(1,715)	(1,510)	2
Net increase (decrease) in net assets resulting from	1	211	114	22
operations
Changes from principal transactions:
Total unit transactions	(3)	(49)	(2,829)	1
Increase (decrease) in net assets derived from
principal transactions	(3)	(49)	(2,829)	1
Total increase (decrease) in net assets	(2)	162	(2,715)	23
Net assets at December 31, 2014	$44	$31,277	$24,624	$210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2013	$193,340	$338	$—	$217,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(778)	—	—	3,519
Total realized gain (loss) on investments
and capital gains distributions	6,024	87	—	4,284
Net unrealized appreciation (depreciation)
of investments	53,594	200	3	61,994
Net increase (decrease) in net assets resulting from	58,840	287	3	69,797
operations
Changes from principal transactions:
Total unit transactions	2,412	1,347	26	55,179
Increase (decrease) in net assets derived from
principal transactions	2,412	1,347	26	55,179
Total increase (decrease) in net assets	61,252	1,634	29	124,976
Net assets at December 31, 2013	254,592	1,972	29	342,341

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,653)	(38)	—	4,345
Total realized gain (loss) on investments
and capital gains distributions	27,793	992	2	21,559
Net unrealized appreciation (depreciation)
of investments	13,856	111	—	4,481
Net increase (decrease) in net assets resulting from	39,996	1,065	2	30,385
operations
Changes from principal transactions:
Total unit transactions	139,940	2,376	(7)	11,503
Increase (decrease) in net assets derived from
principal transactions	139,940	2,376	(7)	11,503
Total increase (decrease) in net assets	179,936	3,441	(5)	41,888
Net assets at December 31, 2014	$434,528	$5,413	$24	$384,229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2013	$708	$17	$19,631	$273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	—	53	(1)
Total realized gain (loss) on investments
and capital gains distributions	61	—	76	10
Net unrealized appreciation (depreciation)
of investments	169	—	5,597	66
Net increase (decrease) in net assets resulting from	242	—	5,726	75
operations
Changes from principal transactions:
Total unit transactions	309	1	(919)	(10)
Increase (decrease) in net assets derived from
principal transactions	309	1	(919)	(10)
Total increase (decrease) in net assets	551	1	4,807	65
Net assets at December 31, 2013	1,259	18	24,438	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	—	81	—
Total realized gain (loss) on investments
and capital gains distributions	232	—	5,440	45
Net unrealized appreciation (depreciation)
of investments	(222)	—	(3,406)	2
Net increase (decrease) in net assets resulting from	(16)	—	2,115	47
operations
Changes from principal transactions:
Total unit transactions	438	1	(9,313)	(3)
Increase (decrease) in net assets derived from
principal transactions	438	1	(9,313)	(3)
Total increase (decrease) in net assets	422	1	(7,198)	44
Net assets at December 31, 2014	$1,681	$19	$17,240	$382

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2013	$11,539	$7,900	$14,469	$97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	228	(208)	—
Total realized gain (loss) on investments
and capital gains distributions	(15)	313	3,070	3
Net unrealized appreciation (depreciation)
of investments	(464)	2,506	5,179	(10)
Net increase (decrease) in net assets resulting from	(372)	3,047	8,041	(7)
operations
Changes from principal transactions:
Total unit transactions	(1,904)	3,449	10,698	(25)
Increase (decrease) in net assets derived from
principal transactions	(1,904)	3,449	10,698	(25)
Total increase (decrease) in net assets	(2,276)	6,496	18,739	(32)
Net assets at December 31, 2013	9,263	14,396	33,208	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	120	304	(61)	1
Total realized gain (loss) on investments
and capital gains distributions	(52)	2,251	11,267	(5)
Net unrealized appreciation (depreciation)
of investments	408	(459)	(7,736)	6
Net increase (decrease) in net assets resulting from	476	2,096	3,470	2
operations
Changes from principal transactions:
Total unit transactions	2,545	3,216	(36,678)	(24)
Increase (decrease) in net assets derived from
principal transactions	2,545	3,216	(36,678)	(24)
Total increase (decrease) in net assets	3,021	5,312	(33,208)	(22)
Net assets at December 31, 2014	$12,284	$19,708	$—	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net assets at January 1, 2013	$85,929	$502	$294	$7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301	2	2	—
Total realized gain (loss) on investments
and capital gains distributions	(184)	26	23	—
Net unrealized appreciation (depreciation)
of investments	25,760	62	62	—
Net increase (decrease) in net assets resulting from	25,877	90	87	—
operations
Changes from principal transactions:
Total unit transactions	(9,822)	(304)	(52)	(1)
Increase (decrease) in net assets derived from
principal transactions	(9,822)	(304)	(52)	(1)
Total increase (decrease) in net assets	16,055	(214)	35	(1)
Net assets at December 31, 2013	101,984	288	329	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	465	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	30,435	92	131	—
Net unrealized appreciation (depreciation)
of investments	(24,969)	(77)	(114)	1
Net increase (decrease) in net assets resulting from	5,931	16	17	1
operations
Changes from principal transactions:
Total unit transactions	(107,915)	(304)	(346)	—
Increase (decrease) in net assets derived from
principal transactions	(107,915)	(304)	(346)	—
Total increase (decrease) in net assets	(101,984)	(288)	(329)	1
Net assets at December 31, 2014	$—	$—	$—	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2013	$77,810	$41	$2,303	$54,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,122	—	13	253
Total realized gain (loss) on investments
and capital gains distributions	877	1	151	4,992
Net unrealized appreciation (depreciation)
of investments	(2,778)	(1)	(120)	(4,567)
Net increase (decrease) in net assets resulting from	2,221	—	44	678
operations
Changes from principal transactions:
Total unit transactions	2,568	(3)	(419)	(4,849)
Increase (decrease) in net assets derived from
principal transactions	2,568	(3)	(419)	(4,849)
Total increase (decrease) in net assets	4,789	(3)	(375)	(4,171)
Net assets at December 31, 2013	82,599	38	1,928	50,213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	431	1	14	250
Total realized gain (loss) on investments
and capital gains distributions	1,375	4	114	3,428
Net unrealized appreciation (depreciation)
of investments	8,950	8	414	10,579
Net increase (decrease) in net assets resulting from	10,756	13	542	14,257
operations
Changes from principal transactions:
Total unit transactions	(650)	2	(61)	1,316
Increase (decrease) in net assets derived from
principal transactions	(650)	2	(61)	1,316
Total increase (decrease) in net assets	10,106	15	481	15,573
Net assets at December 31, 2014	$92,705	$53	$2,409	$65,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net assets at January 1, 2013	$27,744	$48,491	$8	$6,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	(247)	—	103
Total realized gain (loss) on investments
and capital gains distributions	1,104	3,729	—	163
Net unrealized appreciation (depreciation)
of investments	8,741	12,595	8	2,335
Net increase (decrease) in net assets resulting from	9,937	16,077	8	2,601
operations
Changes from principal transactions:
Total unit transactions	(1,212)	(4,916)	22	3,088
Increase (decrease) in net assets derived from
principal transactions	(1,212)	(4,916)	22	3,088
Total increase (decrease) in net assets	8,725	11,161	30	5,689
Net assets at December 31, 2013	36,469	59,652	38	12,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(391)	—	127
Total realized gain (loss) on investments
and capital gains distributions	7,170	13,448	6	1,295
Net unrealized appreciation (depreciation)
of investments	(5,083)	(10,280)	(4)	76
Net increase (decrease) in net assets resulting from	2,081	2,777	2	1,498
operations
Changes from principal transactions:
Total unit transactions	(1,539)	(7,635)	—	8,828
Increase (decrease) in net assets derived from
principal transactions	(1,539)	(7,635)	—	8,828
Total increase (decrease) in net assets	542	(4,858)	2	10,326
Net assets at December 31, 2014	$37,011	$54,794	$40	$22,583

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net assets at January 1, 2013	$17,841	$307	$32,471	$26,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	1	22	(37)
Total realized gain (loss) on investments
and capital gains distributions	1,502	1	2,441	2,606
Net unrealized appreciation (depreciation)
of investments	4,579	(18)	(4,555)	(4,249)
Net increase (decrease) in net assets resulting from	6,175	(16)	(2,092)	(1,680)
operations
Changes from principal transactions:
Total unit transactions	1,929	(26)	(6,137)	(4,185)
Increase (decrease) in net assets derived from
principal transactions	1,929	(26)	(6,137)	(4,185)
Total increase (decrease) in net assets	8,104	(42)	(8,229)	(5,865)
Net assets at December 31, 2013	25,945	265	24,242	20,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	1	26	(24)
Total realized gain (loss) on investments
and capital gains distributions	3,054	18	2,672	2,312
Net unrealized appreciation (depreciation)
of investments	(814)	(14)	(2,670)	(2,330)
Net increase (decrease) in net assets resulting from	2,309	5	28	(42)
operations
Changes from principal transactions:
Total unit transactions	(1,230)	51	(1,778)	(311)
Increase (decrease) in net assets derived from
principal transactions	(1,230)	51	(1,778)	(311)
Total increase (decrease) in net assets	1,079	56	(1,750)	(353)
Net assets at December 31, 2014	$27,024	$321	$22,492	$20,091
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Marsico Growth Portfolio - Institutional Class
Net assets at January 1, 2013	$16	$9,013	$8,402	$9,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	72	(20)	5
Total realized gain (loss) on investments
and capital gains distributions	—	683	983	1,264
Net unrealized appreciation (depreciation)
of investments	5	3,736	3,319	2,117
Net increase (decrease) in net assets resulting from	5	4,491	4,282	3,386
operations
Changes from principal transactions:
Total unit transactions	1	5,965	5,308	(93)
Increase (decrease) in net assets derived from
principal transactions	1	5,965	5,308	(93)
Total increase (decrease) in net assets	6	10,456	9,590	3,293
Net assets at December 31, 2013	22	19,469	17,992	13,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	26	(115)	(58)
Total realized gain (loss) on investments
and capital gains distributions	3	2,346	2,220	4,429
Net unrealized appreciation (depreciation)
of investments	(1)	(400)	(621)	(3,860)
Net increase (decrease) in net assets resulting from	2	1,972	1,484	511
operations
Changes from principal transactions:
Total unit transactions	—	5,263	2,567	(13,517)
Increase (decrease) in net assets derived from
principal transactions	—	5,263	2,567	(13,517)
Total increase (decrease) in net assets	2	7,235	4,051	(13,006)
Net assets at December 31, 2014	$24	$26,704	$22,043	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Adviser Class	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class
Net assets at January 1, 2013	$97	$1,139	$56,102	$25,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	20	765	319
Total realized gain (loss) on investments
and capital gains distributions	6	83	(238)	(298)
Net unrealized appreciation (depreciation)
of investments	21	88	9,177	4,398
Net increase (decrease) in net assets resulting from	27	191	9,704	4,419
operations
Changes from principal transactions:
Total unit transactions	(25)	(296)	(2,771)	(1,309)
Increase (decrease) in net assets derived from
principal transactions	(25)	(296)	(2,771)	(1,309)
Total increase (decrease) in net assets	2	(105)	6,933	3,110
Net assets at December 31, 2013	99	1,034	63,035	28,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	27	1,870	723
Total realized gain (loss) on investments
and capital gains distributions	34	308	11,089	6,341
Net unrealized appreciation (depreciation)
of investments	(30)	(280)	(9,656)	(5,613)
Net increase (decrease) in net assets resulting from	4	55	3,303	1,451
operations
Changes from principal transactions:
Total unit transactions	(103)	(1,089)	(66,338)	(30,240)
Increase (decrease) in net assets derived from
principal transactions	(103)	(1,089)	(66,338)	(30,240)
Total increase (decrease) in net assets	(99)	(1,034)	(63,035)	(28,789)
Net assets at December 31, 2014	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net assets at January 1, 2013	$45,560	$31	$195	$112,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	544	1	2	1,379
Total realized gain (loss) on investments
and capital gains distributions	(117)	2	17	9,700
Net unrealized appreciation (depreciation)
of investments	8,167	3	28	15,535
Net increase (decrease) in net assets resulting from	8,594	6	47	26,614
operations
Changes from principal transactions:
Total unit transactions	(1,751)	—	104	20,691
Increase (decrease) in net assets derived from
principal transactions	(1,751)	—	104	20,691
Total increase (decrease) in net assets	6,843	6	151	47,305
Net assets at December 31, 2013	52,403	37	346	159,719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	867	1	3	2,081
Total realized gain (loss) on investments
and capital gains distributions	19,332	5	38	16,055
Net unrealized appreciation (depreciation)
of investments	(12,263)	(4)	2	1,680
Net increase (decrease) in net assets resulting from	7,936	2	43	19,816
operations
Changes from principal transactions:
Total unit transactions	(60,339)	(9)	14	11,888
Increase (decrease) in net assets derived from
principal transactions	(60,339)	(9)	14	11,888
Total increase (decrease) in net assets	(52,403)	(7)	57	31,704
Net assets at December 31, 2014	$—	$30	$403	$191,423

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net assets at January 1, 2013	$377,748	$1,638	$104,568	$102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	859	17	1,028	1
Total realized gain (loss) on investments
and capital gains distributions	30,663	118	(30)	1
Net unrealized appreciation (depreciation)
of investments	51,011	309	27,497	12
Net increase (decrease) in net assets resulting from	82,533	444	28,495	14
operations
Changes from principal transactions:
Total unit transactions	29,213	(289)	(10,602)	4
Increase (decrease) in net assets derived from
principal transactions	29,213	(289)	(10,602)	4
Total increase (decrease) in net assets	111,746	155	17,893	18
Net assets at December 31, 2013	489,494	1,793	122,461	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,172	21	1,413	1
Total realized gain (loss) on investments
and capital gains distributions	49,009	333	13,543	1
Net unrealized appreciation (depreciation)
of investments	4,247	(237)	(7,032)	(4)
Net increase (decrease) in net assets resulting from	55,428	117	7,924	(2)
operations
Changes from principal transactions:
Total unit transactions	19,413	(375)	(8,733)	(1)
Increase (decrease) in net assets derived from
principal transactions	19,413	(375)	(8,733)	(1)
Total increase (decrease) in net assets	74,841	(258)	(809)	(3)
Net assets at December 31, 2014	$564,335	$1,535	$121,652	$117

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I
Net assets at January 1, 2013	$7,554	$841	$4,823	$295,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	7	37	(2,221)
Total realized gain (loss) on investments
and capital gains distributions	320	122	551	53
Net unrealized appreciation (depreciation)
of investments	632	72	963	—
Net increase (decrease) in net assets resulting from	960	201	1,551	(2,168)
operations
Changes from principal transactions:
Total unit transactions	(616)	(229)	585	(11,628)
Increase (decrease) in net assets derived from
principal transactions	(616)	(229)	585	(11,628)
Total increase (decrease) in net assets	344	(28)	2,136	(13,796)
Net assets at December 31, 2013	7,898	813	6,959	281,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	16	(1,950)
Total realized gain (loss) on investments
and capital gains distributions	455	36	607	41
Net unrealized appreciation (depreciation)
of investments	(637)	(69)	(906)	—
Net increase (decrease) in net assets resulting from	(167)	(29)	(283)	(1,909)
operations
Changes from principal transactions:
Total unit transactions	(49)	22	(93)	(43,218)
Increase (decrease) in net assets derived from
principal transactions	(49)	22	(93)	(43,218)
Total increase (decrease) in net assets	(216)	(7)	(376)	(45,127)
Net assets at December 31, 2014	$7,682	$806	$6,583	$236,364

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class
Net assets at January 1, 2013	$92	$418	$2,675	$322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	5	65	15
Total realized gain (loss) on investments
and capital gains distributions	2	24	(3)	4
Net unrealized appreciation (depreciation)
of investments	(1)	84	(118)	(27)
Net increase (decrease) in net assets resulting from	3	113	(56)	(8)
operations
Changes from principal transactions:
Total unit transactions	40	(31)	(624)	824
Increase (decrease) in net assets derived from
principal transactions	40	(31)	(624)	824
Total increase (decrease) in net assets	43	82	(680)	816
Net assets at December 31, 2013	135	500	1,995	1,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	23	28
Total realized gain (loss) on investments
and capital gains distributions	6	52	(7)	(8)
Net unrealized appreciation (depreciation)
of investments	9	(77)	68	59
Net increase (decrease) in net assets resulting from	17	(25)	84	79
operations
Changes from principal transactions:
Total unit transactions	(1)	(147)	(189)	1,261
Increase (decrease) in net assets derived from
principal transactions	(1)	(147)	(189)	1,261
Total increase (decrease) in net assets	16	(172)	(105)	1,340
Net assets at December 31, 2014	$151	$328	$1,890	$2,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2013	$255,966	$388	$151,398	$1,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,470	5	1,498	13
Total realized gain (loss) on investments
and capital gains distributions	4,096	10	2,385	(1)
Net unrealized appreciation (depreciation)
of investments	(16,754)	(32)	(11,188)	(65)
Net increase (decrease) in net assets resulting from	(7,188)	(17)	(7,305)	(53)
operations
Changes from principal transactions:
Total unit transactions	(47,551)	(48)	(30,595)	(293)
Increase (decrease) in net assets derived from
principal transactions	(47,551)	(48)	(30,595)	(293)
Total increase (decrease) in net assets	(54,739)	(65)	(37,900)	(346)
Net assets at December 31, 2013	201,227	323	113,498	955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,517	—	(154)	—
Total realized gain (loss) on investments
and capital gains distributions	1,143	(4)	1,462	(10)
Net unrealized appreciation (depreciation)
of investments	5,096	5	(1,327)	6
Net increase (decrease) in net assets resulting from	7,756	1	(19)	(4)
operations
Changes from principal transactions:
Total unit transactions	(39,053)	(52)	(16,971)	(19)
Increase (decrease) in net assets derived from
principal transactions	(39,053)	(52)	(16,971)	(19)
Total increase (decrease) in net assets	(31,297)	(51)	(16,990)	(23)
Net assets at December 31, 2014	$169,930	$272	$96,508	$932

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2013	$270	$787	$981	$476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	7	14	4
Total realized gain (loss) on investments
and capital gains distributions	16	57	36	25
Net unrealized appreciation (depreciation)
of investments	17	(3)	39	92
Net increase (decrease) in net assets resulting from	40	61	89	121
operations
Changes from principal transactions:
Total unit transactions	321	(262)	115	641
Increase (decrease) in net assets derived from
principal transactions	321	(262)	115	641
Total increase (decrease) in net assets	361	(201)	204	762
Net assets at December 31, 2013	631	586	1,185	1,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	9	19	16
Total realized gain (loss) on investments
and capital gains distributions	47	57	89	101
Net unrealized appreciation (depreciation)
of investments	(25)	(21)	(51)	(51)
Net increase (decrease) in net assets resulting from	33	45	57	66
operations
Changes from principal transactions:
Total unit transactions	28	679	(19)	1,283
Increase (decrease) in net assets derived from
principal transactions	28	679	(19)	1,283
Total increase (decrease) in net assets	61	724	38	1,349
Net assets at December 31, 2014	$692	$1,310	$1,223	$2,587

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net assets at January 1, 2013	$87	$2,563	$372	$169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	27	2	3
Total realized gain (loss) on investments
and capital gains distributions	19	105	23	8
Net unrealized appreciation (depreciation)
of investments	54	345	115	46
Net increase (decrease) in net assets resulting from	79	477	140	57
operations
Changes from principal transactions:
Total unit transactions	935	727	793	278
Increase (decrease) in net assets derived from
principal transactions	935	727	793	278
Total increase (decrease) in net assets	1,014	1,204	933	335
Net assets at December 31, 2013	1,101	3,767	1,305	504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	46	11	5
Total realized gain (loss) on investments
and capital gains distributions	77	232	91	47
Net unrealized appreciation (depreciation)
of investments	(19)	(88)	(26)	4
Net increase (decrease) in net assets resulting from	71	190	76	56
operations
Changes from principal transactions:
Total unit transactions	1,238	393	932	1,081
Increase (decrease) in net assets derived from
principal transactions	1,238	393	932	1,081
Total increase (decrease) in net assets	1,309	583	1,008	1,137
Net assets at December 31, 2014	$2,410	$4,350	$2,313	$1,641

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2013	$1,815	$48	$34	$1,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	1	1	5
Total realized gain (loss) on investments
and capital gains distributions	85	8	5	86
Net unrealized appreciation (depreciation)
of investments	315	33	27	232
Net increase (decrease) in net assets resulting from	412	42	33	323
operations
Changes from principal transactions:
Total unit transactions	349	290	298	190
Increase (decrease) in net assets derived from
principal transactions	349	290	298	190
Total increase (decrease) in net assets	761	332	331	513
Net assets at December 31, 2013	2,576	380	365	1,821

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	4	11
Total realized gain (loss) on investments
and capital gains distributions	198	48	40	149
Net unrealized appreciation (depreciation)
of investments	(81)	(22)	(20)	(59)
Net increase (decrease) in net assets resulting from	144	26	24	101
operations
Changes from principal transactions:
Total unit transactions	286	1,362	396	316
Increase (decrease) in net assets derived from
principal transactions	286	1,362	396	316
Total increase (decrease) in net assets	430	1,388	420	417
Net assets at December 31, 2014	$3,006	$1,768	$785	$2,238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2013	$20	$202	$92	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	26	7	—
Net unrealized appreciation (depreciation)
of investments	14	13	26	—
Net increase (decrease) in net assets resulting from	15	38	33	—
operations
Changes from principal transactions:
Total unit transactions	118	6	92	10
Increase (decrease) in net assets derived from
principal transactions	118	6	92	10
Total increase (decrease) in net assets	133	44	125	10
Net assets at December 31, 2013	153	246	217	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	2	6
Total realized gain (loss) on investments
and capital gains distributions	15	44	14	21
Net unrealized appreciation (depreciation)
of investments	(3)	(32)	—	(6)
Net increase (decrease) in net assets resulting from	12	15	16	21
operations
Changes from principal transactions:
Total unit transactions	259	185	135	437
Increase (decrease) in net assets derived from
principal transactions	259	185	135	437
Total increase (decrease) in net assets	271	200	151	458
Net assets at December 31, 2014	$424	$446	$368	$468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class
Net assets at January 1, 2013	$1,133	$226	$874	$1,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	5	24	50
Total realized gain (loss) on investments
and capital gains distributions	46	8	2	15
Net unrealized appreciation (depreciation)
of investments	(2)	2	48	71
Net increase (decrease) in net assets resulting from	70	15	74	136
operations
Changes from principal transactions:
Total unit transactions	(370)	18	(29)	354
Increase (decrease) in net assets derived from
principal transactions	(370)	18	(29)	354
Total increase (decrease) in net assets	(300)	33	45	490
Net assets at December 31, 2013	833	259	919	1,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	4	18	54
Total realized gain (loss) on investments
and capital gains distributions	51	14	13	38
Net unrealized appreciation (depreciation)
of investments	(19)	(5)	15	39
Net increase (decrease) in net assets resulting from	46	13	46	131
operations
Changes from principal transactions:
Total unit transactions	215	16	(60)	1,157
Increase (decrease) in net assets derived from
principal transactions	215	16	(60)	1,157
Total increase (decrease) in net assets	261	29	(14)	1,288
Net assets at December 31, 2014	$1,094	$288	$905	$3,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2013	$67,178	$10,582	$427	$521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,611	250	7	14
Total realized gain (loss) on investments
and capital gains distributions	427	188	7	3
Net unrealized appreciation (depreciation)
of investments	3,313	377	54	81
Net increase (decrease) in net assets resulting from	5,351	815	68	98
operations
Changes from principal transactions:
Total unit transactions	(4,826)	(1,253)	13	169
Increase (decrease) in net assets derived from
principal transactions	(4,826)	(1,253)	13	169
Total increase (decrease) in net assets	525	(438)	81	267
Net assets at December 31, 2013	67,703	10,144	508	788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,204	162	7	49
Total realized gain (loss) on investments
and capital gains distributions	3,672	463	36	182
Net unrealized appreciation (depreciation)
of investments	(1,582)	(169)	(19)	(151)
Net increase (decrease) in net assets resulting from	3,294	456	24	80
operations
Changes from principal transactions:
Total unit transactions	(2,900)	(2,471)	(40)	610
Increase (decrease) in net assets derived from
principal transactions	(2,900)	(2,471)	(40)	610
Total increase (decrease) in net assets	394	(2,015)	(16)	690
Net assets at December 31, 2014	$68,097	$8,129	$492	$1,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net assets at January 1, 2013	$110,500	$15,599	$266	$1,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,767	225	2	25
Total realized gain (loss) on investments
and capital gains distributions	(266)	655	19	2
Net unrealized appreciation (depreciation)
of investments	16,037	1,280	23	255
Net increase (decrease) in net assets resulting from	17,538	2,160	44	282
operations
Changes from principal transactions:
Total unit transactions	3,388	(2,715)	(95)	202
Increase (decrease) in net assets derived from
principal transactions	3,388	(2,715)	(95)	202
Total increase (decrease) in net assets	20,926	(555)	(51)	484
Net assets at December 31, 2013	131,426	15,044	215	1,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,681	179	2	39
Total realized gain (loss) on investments
and capital gains distributions	7,435	1,285	26	241
Net unrealized appreciation (depreciation)
of investments	(2,801)	(764)	(18)	(160)
Net increase (decrease) in net assets resulting from	6,315	700	10	120
operations
Changes from principal transactions:
Total unit transactions	4,868	(544)	(42)	792
Increase (decrease) in net assets derived from
principal transactions	4,868	(544)	(42)	792
Total increase (decrease) in net assets	11,183	156	(32)	912
Net assets at December 31, 2014	$142,609	$15,200	$183	$2,695
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2013	$96,949	$15,155	$117	$803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,226	142	2	16
Total realized gain (loss) on investments
and capital gains distributions	(2)	968	7	7
Net unrealized appreciation (depreciation)
of investments	18,458	1,442	15	205
Net increase (decrease) in net assets resulting from	19,682	2,552	24	228
operations
Changes from principal transactions:
Total unit transactions	6,441	(3,919)	(33)	282
Increase (decrease) in net assets derived from
principal transactions	6,441	(3,919)	(33)	282
Total increase (decrease) in net assets	26,123	(1,367)	(9)	510
Net assets at December 31, 2013	123,072	13,788	108	1,313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,609	174	2	20
Total realized gain (loss) on investments
and capital gains distributions	11,580	1,757	11	173
Net unrealized appreciation (depreciation)
of investments	(7,046)	(1,308)	(7)	(115)
Net increase (decrease) in net assets resulting from	6,143	623	6	78
operations
Changes from principal transactions:
Total unit transactions	7,546	(774)	—	135
Increase (decrease) in net assets derived from
principal transactions	7,546	(774)	—	135
Total increase (decrease) in net assets	13,689	(151)	6	213
Net assets at December 31, 2014	$136,761	$13,637	$114	$1,526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2013	$70,077	$11,546	$124	$3,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	706	71	1	23
Total realized gain (loss) on investments
and capital gains distributions	234	1,431	2	366
Net unrealized appreciation (depreciation)
of investments	15,565	510	26	705
Net increase (decrease) in net assets resulting from	16,505	2,012	29	1,094
operations
Changes from principal transactions:
Total unit transactions	4,116	(5,341)	2	2,994
Increase (decrease) in net assets derived from
principal transactions	4,116	(5,341)	2	2,994
Total increase (decrease) in net assets	20,621	(3,329)	31	4,088
Net assets at December 31, 2013	90,698	8,217	155	7,472

Increase (decrease) in net assets
Operations:
Net investment income (loss)	854	71	4	53
Total realized gain (loss) on investments
and capital gains distributions	10,927	1,249	24	785
Net unrealized appreciation (depreciation)
of investments	(6,966)	(919)	(1)	(351)
Net increase (decrease) in net assets resulting from	4,815	401	27	487
operations
Changes from principal transactions:
Total unit transactions	2,796	(655)	595	2,858
Increase (decrease) in net assets derived from
principal transactions	2,796	(655)	595	2,858
Total increase (decrease) in net assets	7,611	(254)	622	3,345
Net assets at December 31, 2014	$98,309	$7,963	$777	$10,817

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2013	$438	$2,273	$257	$1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	36	7	68
Total realized gain (loss) on investments
and capital gains distributions	68	139	3	10
Net unrealized appreciation (depreciation)
of investments	45	201	6	67
Net increase (decrease) in net assets resulting from	115	376	16	145
operations
Changes from principal transactions:
Total unit transactions	130	853	(52)	442
Increase (decrease) in net assets derived from
principal transactions	130	853	(52)	442
Total increase (decrease) in net assets	245	1,229	(36)	587
Net assets at December 31, 2013	683	3,502	221	2,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	39	4	76
Total realized gain (loss) on investments
and capital gains distributions	77	349	1	145
Net unrealized appreciation (depreciation)
of investments	(48)	(188)	5	(44)
Net increase (decrease) in net assets resulting from	36	200	10	177
operations
Changes from principal transactions:
Total unit transactions	168	578	(25)	558
Increase (decrease) in net assets derived from
principal transactions	168	578	(25)	558
Total increase (decrease) in net assets	204	778	(15)	735
Net assets at December 31, 2014	$887	$4,280	$206	$3,290

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2013	$13,244	$2,070	$3,570	$119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	417	54	78	1
Total realized gain (loss) on investments
and capital gains distributions	197	37	226	10
Net unrealized appreciation (depreciation)
of investments	274	12	42	25
Net increase (decrease) in net assets resulting from	888	103	346	36
operations
Changes from principal transactions:
Total unit transactions	987	(778)	984	(15)
Increase (decrease) in net assets derived from
principal transactions	987	(778)	984	(15)
Total increase (decrease) in net assets	1,875	(675)	1,330	21
Net assets at December 31, 2013	15,119	1,395	4,900	140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	320	22	71	2
Total realized gain (loss) on investments
and capital gains distributions	216	13	433	33
Net unrealized appreciation (depreciation)
of investments	260	27	(280)	(18)
Net increase (decrease) in net assets resulting from	796	62	224	17
operations
Changes from principal transactions:
Total unit transactions	1,824	(247)	995	(4)
Increase (decrease) in net assets derived from
principal transactions	1,824	(247)	995	(4)
Total increase (decrease) in net assets	2,620	(185)	1,219	13
Net assets at December 31, 2014	$17,739	$1,210	$6,119	$153

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2013	$10,028	$43,640	$1,419	$129,571

Increase (decrease) in net assets
Operations:
Net investment income (loss)	137	192	2	709
Total realized gain (loss) on investments
and capital gains distributions	816	4,372	711	11,851
Net unrealized appreciation (depreciation)
of investments	3,056	8,849	(382)	37,584
Net increase (decrease) in net assets resulting from	4,009	13,413	331	50,144
operations
Changes from principal transactions:
Total unit transactions	5,510	397	(1,179)	6,320
Increase (decrease) in net assets derived from
principal transactions	5,510	397	(1,179)	6,320
Total increase (decrease) in net assets	9,519	13,810	(848)	56,464
Net assets at December 31, 2013	19,547	57,450	571	186,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	221	324	(2)	(1,401)
Total realized gain (loss) on investments
and capital gains distributions	4,297	12,842	101	12,185
Net unrealized appreciation (depreciation)
of investments	(2,240)	(6,648)	(81)	(5,151)
Net increase (decrease) in net assets resulting from	2,278	6,518	18	5,633
operations
Changes from principal transactions:
Total unit transactions	(2,594)	(3,843)	(169)	(16,159)
Increase (decrease) in net assets derived from
principal transactions	(2,594)	(3,843)	(169)	(16,159)
Total increase (decrease) in net assets	(316)	2,675	(151)	(10,526)
Net assets at December 31, 2014	$19,231	$60,125	$420	$175,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class
Net assets at January 1, 2013	$12,097	$279	$3,292	$4,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	1	(4)	(18)
Total realized gain (loss) on investments
and capital gains distributions	857	12	262	344
Net unrealized appreciation (depreciation)
of investments	2,980	67	1,113	1,021
Net increase (decrease) in net assets resulting from	3,893	80	1,371	1,347
operations
Changes from principal transactions:
Total unit transactions	(1,314)	(89)	595	(1,229)
Increase (decrease) in net assets derived from
principal transactions	(1,314)	(89)	595	(1,229)
Total increase (decrease) in net assets	2,579	(9)	1,966	118
Net assets at December 31, 2013	14,676	270	5,258	4,661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	—	(36)	184
Total realized gain (loss) on investments
and capital gains distributions	2,863	8	493	600
Net unrealized appreciation (depreciation)
of investments	(1,204)	2	(306)	(573)
Net increase (decrease) in net assets resulting from	1,630	10	151	211
operations
Changes from principal transactions:
Total unit transactions	(1,035)	(26)	(679)	(780)
Increase (decrease) in net assets derived from
principal transactions	(1,035)	(26)	(679)	(780)
Total increase (decrease) in net assets	595	(16)	(528)	(569)
Net assets at December 31, 2014	$15,271	$254	$4,730	$4,092

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2013	$334	$48,799	$712	$232,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(109)	5	1,037
Total realized gain (loss) on investments
and capital gains distributions	5	604	11	7,732
Net unrealized appreciation (depreciation)
of investments	108	16,385	146	44,611
Net increase (decrease) in net assets resulting from	114	16,880	162	53,380
operations
Changes from principal transactions:
Total unit transactions	(4)	4,149	(63)	(25,897)
Increase (decrease) in net assets derived from
principal transactions	(4)	4,149	(63)	(25,897)
Total increase (decrease) in net assets	110	21,029	99	27,483
Net assets at December 31, 2013	444	69,828	811	260,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	702	16	2,413
Total realized gain (loss) on investments
and capital gains distributions	22	1,973	125	17,768
Net unrealized appreciation (depreciation)
of investments	14	3,058	(60)	1,128
Net increase (decrease) in net assets resulting from	43	5,733	81	21,309
operations
Changes from principal transactions:
Total unit transactions	(5)	709	782	68,811
Increase (decrease) in net assets derived from
principal transactions	(5)	709	782	68,811
Total increase (decrease) in net assets	38	6,442	863	90,120
Net assets at December 31, 2014	$482	$76,270	$1,674	$350,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2013	$277	$348	$904	$40,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	8	(157)
Total realized gain (loss) on investments
and capital gains distributions	30	67	173	2,988
Net unrealized appreciation (depreciation)
of investments	31	25	544	10,591
Net increase (decrease) in net assets resulting from	61	92	725	13,422
operations
Changes from principal transactions:
Total unit transactions	(38)	(76)	3,316	6,315
Increase (decrease) in net assets derived from
principal transactions	(38)	(76)	3,316	6,315
Total increase (decrease) in net assets	23	16	4,041	19,737
Net assets at December 31, 2013	300	364	4,945	60,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	1	16	(38)
Total realized gain (loss) on investments
and capital gains distributions	63	34	465	5,356
Net unrealized appreciation (depreciation)
of investments	(99)	17	323	3,043
Net increase (decrease) in net assets resulting from	3	52	804	8,361
operations
Changes from principal transactions:
Total unit transactions	3,059	(10)	1,190	(59)
Increase (decrease) in net assets derived from
principal transactions	3,059	(10)	1,190	(59)
Total increase (decrease) in net assets	3,062	42	1,994	8,302
Net assets at December 31, 2014	$3,362	$406	$6,939	$68,476

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Net assets at January 1, 2013	$601	$540,715	$815	$23,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	2,054	2	1,156
Total realized gain (loss) on investments
and capital gains distributions	84	19,950	15	661
Net unrealized appreciation (depreciation)
of investments	57	112,073	195	1,202
Net increase (decrease) in net assets resulting from	145	134,077	212	3,019
operations
Changes from principal transactions:
Total unit transactions	(137)	(53,733)	34	9,523
Increase (decrease) in net assets derived from
principal transactions	(137)	(53,733)	34	9,523
Total increase (decrease) in net assets	8	80,344	246	12,542
Net assets at December 31, 2013	609	621,059	1,061	35,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	924	—	1,684
Total realized gain (loss) on investments
and capital gains distributions	44	31,309	73	719
Net unrealized appreciation (depreciation)
of investments	(36)	(24,222)	(61)	(2,909)
Net increase (decrease) in net assets resulting from	11	8,011	12	(506)
operations
Changes from principal transactions:
Total unit transactions	(61)	(52,743)	28	8,575
Increase (decrease) in net assets derived from
principal transactions	(61)	(52,743)	28	8,575
Total increase (decrease) in net assets	(50)	(44,732)	40	8,069
Net assets at December 31, 2014	$559	$576,327	$1,101	$43,987

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2013	$466	$465	$324,303	$586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(1)	(2,669)	(4)
Total realized gain (loss) on investments
and capital gains distributions	5	86	16,710	38
Net unrealized appreciation (depreciation)
of investments	31	46	90,956	172
Net increase (decrease) in net assets resulting from	57	131	104,997	206
operations
Changes from principal transactions:
Total unit transactions	175	(207)	(36,037)	67
Increase (decrease) in net assets derived from
principal transactions	175	(207)	(36,037)	67
Total increase (decrease) in net assets	232	(76)	68,960	273
Net assets at December 31, 2013	698	389	393,263	859

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(1)	(2,996)	(7)
Total realized gain (loss) on investments
and capital gains distributions	17	53	40,264	117
Net unrealized appreciation (depreciation)
of investments	(53)	(13)	2,509	(5)
Net increase (decrease) in net assets resulting from	(6)	39	39,777	105
operations
Changes from principal transactions:
Total unit transactions	96	(42)	(29,017)	106
Increase (decrease) in net assets derived from
principal transactions	96	(42)	(29,017)	106
Total increase (decrease) in net assets	90	(3)	10,760	211
Net assets at December 31, 2014	$788	$386	$404,023	$1,070

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net assets at January 1, 2013	$1,224	$247,651	$2,729	$562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2,539)	(18)	4
Total realized gain (loss) on investments
and capital gains distributions	51	15,644	159	33
Net unrealized appreciation (depreciation)
of investments	402	79,037	951	57
Net increase (decrease) in net assets resulting from	448	92,142	1,092	94
operations
Changes from principal transactions:
Total unit transactions	(111)	(13,754)	74	(117)
Increase (decrease) in net assets derived from
principal transactions	(111)	(13,754)	74	(117)
Total increase (decrease) in net assets	337	78,388	1,166	(23)
Net assets at December 31, 2013	1,561	326,039	3,895	539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3,021)	(23)	8
Total realized gain (loss) on investments
and capital gains distributions	214	39,828	619	12
Net unrealized appreciation (depreciation)
of investments	(101)	(12,420)	(303)	(58)
Net increase (decrease) in net assets resulting from	108	24,387	293	(38)
operations
Changes from principal transactions:
Total unit transactions	(185)	(13,091)	(40)	(92)
Increase (decrease) in net assets derived from
principal transactions	(185)	(13,091)	(40)	(92)
Total increase (decrease) in net assets	(77)	11,296	253	(130)
Net assets at December 31, 2014	$1,484	$337,335	$4,148	$409

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2013	$104,253	$284	$190	$33,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	537	3	—	572
Total realized gain (loss) on investments
and capital gains distributions	(1,177)	7	26	55
Net unrealized appreciation (depreciation)
of investments	19,663	49	17	3,067
Net increase (decrease) in net assets resulting from	19,023	59	43	3,694
operations
Changes from principal transactions:
Total unit transactions	(8,404)	19	(71)	638
Increase (decrease) in net assets derived from
principal transactions	(8,404)	19	(71)	638
Total increase (decrease) in net assets	10,619	78	(28)	4,332
Net assets at December 31, 2013	114,872	362	162	37,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,621	6	2	651
Total realized gain (loss) on investments
and capital gains distributions	(135)	11	35	2,475
Net unrealized appreciation (depreciation)
of investments	(9,755)	(42)	(21)	(989)
Net increase (decrease) in net assets resulting from	(8,269)	(25)	16	2,137
operations
Changes from principal transactions:
Total unit transactions	(6,795)	(9)	(11)	(1,458)
Increase (decrease) in net assets derived from
principal transactions	(6,795)	(9)	(11)	(1,458)
Total increase (decrease) in net assets	(15,064)	(34)	5	679
Net assets at December 31, 2014	$99,808	$328	$167	$38,249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2013	$64,806	$61,420	$785	$1,068,514

Increase (decrease) in net assets
Operations:
Net investment income (loss)	513	778	8	3,035
Total realized gain (loss) on investments
and capital gains distributions	(1,906)	(1,847)	104	2,547
Net unrealized appreciation (depreciation)
of investments	15,036	10,508	240	318,111
Net increase (decrease) in net assets resulting from	13,643	9,439	352	323,693
operations
Changes from principal transactions:
Total unit transactions	(2,388)	(3,578)	461	(1,081)
Increase (decrease) in net assets derived from
principal transactions	(2,388)	(3,578)	461	(1,081)
Total increase (decrease) in net assets	11,255	5,861	813	322,612
Net assets at December 31, 2013	76,061	67,281	1,598	1,391,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	808	949	19	11,564
Total realized gain (loss) on investments
and capital gains distributions	(1,825)	(1,050)	261	198,530
Net unrealized appreciation (depreciation)
of investments	5,078	3,894	(129)	(84,853)
Net increase (decrease) in net assets resulting from	4,061	3,793	151	125,241
operations
Changes from principal transactions:
Total unit transactions	(4,563)	(2,304)	(151)	(144,619)
Increase (decrease) in net assets derived from
principal transactions	(4,563)	(2,304)	(151)	(144,619)
Total increase (decrease) in net assets	(502)	1,489	—	(19,378)
Net assets at December 31, 2014	$75,559	$68,770	$1,598	$1,371,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2013	$6,121	$269,213	$368	$298,981

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	2,369	4	763
Total realized gain (loss) on investments
and capital gains distributions	1,198	11,741	18	6,231
Net unrealized appreciation (depreciation)
of investments	(664)	67,358	71	89,396
Net increase (decrease) in net assets resulting from	527	81,468	93	96,390
operations
Changes from principal transactions:
Total unit transactions	(6,436)	(25,669)	(126)	(29,488)
Increase (decrease) in net assets derived from
principal transactions	(6,436)	(25,669)	(126)	(29,488)
Total increase (decrease) in net assets	(5,909)	55,799	(33)	66,902
Net assets at December 31, 2013	212	325,012	335	365,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1,589	3	(485)
Total realized gain (loss) on investments
and capital gains distributions	42	11,501	36	24,718
Net unrealized appreciation (depreciation)
of investments	(26)	26,916	2	5,574
Net increase (decrease) in net assets resulting from	18	40,006	41	29,807
operations
Changes from principal transactions:
Total unit transactions	51	(16,352)	(58)	(29,572)
Increase (decrease) in net assets derived from
principal transactions	51	(16,352)	(58)	(29,572)
Total increase (decrease) in net assets	69	23,654	(17)	235
Net assets at December 31, 2014	$281	$348,666	$318	$366,118
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2013	$387	$109,978	$176	$20,592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(17)	—	301
Total realized gain (loss) on investments
and capital gains distributions	9	1,325	8	673
Net unrealized appreciation (depreciation)
of investments	115	43,693	61	3,396
Net increase (decrease) in net assets resulting from	126	45,001	69	4,370
operations
Changes from principal transactions:
Total unit transactions	(10)	(98)	(9)	1,752
Increase (decrease) in net assets derived from
principal transactions	(10)	(98)	(9)	1,752
Total increase (decrease) in net assets	116	44,903	60	6,122
Net assets at December 31, 2013	503	154,881	236	26,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(473)	—	(44)
Total realized gain (loss) on investments
and capital gains distributions	111	3,112	3	722
Net unrealized appreciation (depreciation)
of investments	(67)	3,612	12	(2,625)
Net increase (decrease) in net assets resulting from	45	6,251	15	(1,947)
operations
Changes from principal transactions:
Total unit transactions	(184)	(11,444)	27	2,175
Increase (decrease) in net assets derived from
principal transactions	(184)	(11,444)	27	2,175
Total increase (decrease) in net assets	(139)	(5,193)	42	228
Net assets at December 31, 2014	$364	$149,688	$278	$26,942

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2013	$5	$8,965	$585	$23,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	38	6	181
Total realized gain (loss) on investments
and capital gains distributions	—	735	9	1,338
Net unrealized appreciation (depreciation)
of investments	1	1,983	192	6,588
Net increase (decrease) in net assets resulting from	1	2,756	207	8,107
operations
Changes from principal transactions:
Total unit transactions	—	318	164	5,925
Increase (decrease) in net assets derived from
principal transactions	—	318	164	5,925
Total increase (decrease) in net assets	1	3,074	371	14,032
Net assets at December 31, 2013	6	12,039	956	37,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	24	7	275
Total realized gain (loss) on investments
and capital gains distributions	—	916	36	1,158
Net unrealized appreciation (depreciation)
of investments	—	738	70	3,586
Net increase (decrease) in net assets resulting from	—	1,678	113	5,019
operations
Changes from principal transactions:
Total unit transactions	1	4,738	(29)	9,714
Increase (decrease) in net assets derived from
principal transactions	1	4,738	(29)	9,714
Total increase (decrease) in net assets	1	6,416	84	14,733
Net assets at December 31, 2014	$7	$18,455	$1,040	$52,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2013	$65	$255	$3,936	$5,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	24	(15)
Total realized gain (loss) on investments
and capital gains distributions	3	62	456	541
Net unrealized appreciation (depreciation)
of investments	35	21	881	1,487
Net increase (decrease) in net assets resulting from	38	84	1,361	2,013
operations
Changes from principal transactions:
Total unit transactions	118	26	761	724
Increase (decrease) in net assets derived from
principal transactions	118	26	761	724
Total increase (decrease) in net assets	156	110	2,122	2,737
Net assets at December 31, 2013	221	365	6,058	8,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	21	(61)
Total realized gain (loss) on investments
and capital gains distributions	13	18	725	559
Net unrealized appreciation (depreciation)
of investments	30	20	(9)	393
Net increase (decrease) in net assets resulting from	43	39	737	891
operations
Changes from principal transactions:
Total unit transactions	148	(5)	1,447	734
Increase (decrease) in net assets derived from
principal transactions	148	(5)	1,447	734
Total increase (decrease) in net assets	191	34	2,184	1,625
Net assets at December 31, 2014	$412	$399	$8,242	$10,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2013	$23,380	$12,589	$122,521	$207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	131	71	(632)	—
Total realized gain (loss) on investments
and capital gains distributions	2,346	1,163	11,847	22
Net unrealized appreciation (depreciation)
of investments	7,141	4,457	32,065	57
Net increase (decrease) in net assets resulting from	9,618	5,691	43,280	79
operations
Changes from principal transactions:
Total unit transactions	11,132	5,481	(10,174)	13
Increase (decrease) in net assets derived from
principal transactions	11,132	5,481	(10,174)	13
Total increase (decrease) in net assets	20,750	11,172	33,106	92
Net assets at December 31, 2013	44,130	23,761	155,627	299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	157	43	(891)	(1)
Total realized gain (loss) on investments
and capital gains distributions	2,651	2,067	17,876	44
Net unrealized appreciation (depreciation)
of investments	3,158	(925)	(9,131)	(25)
Net increase (decrease) in net assets resulting from	5,966	1,185	7,854	18
operations
Changes from principal transactions:
Total unit transactions	12,752	4,856	(12,367)	(16)
Increase (decrease) in net assets derived from
principal transactions	12,752	4,856	(12,367)	(16)
Total increase (decrease) in net assets	18,718	6,041	(4,513)	2
Net assets at December 31, 2014	$62,848	$29,802	$151,114	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2013	$59,954	$218	$—	$49,515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,145	4	—	(850)
Total realized gain (loss) on investments
and capital gains distributions	(5,597)	(2)	—	7,928
Net unrealized appreciation (depreciation)
of investments	15,690	38	—	16,439
Net increase (decrease) in net assets resulting from	11,238	40	—	23,517
operations
Changes from principal transactions:
Total unit transactions	(8,324)	(34)	1	40,460
Increase (decrease) in net assets derived from
principal transactions	(8,324)	(34)	1	40,460
Total increase (decrease) in net assets	2,914	6	1	63,977
Net assets at December 31, 2013	62,868	224	1	113,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,486	5	—	(631)
Total realized gain (loss) on investments
and capital gains distributions	(990)	24	—	24,124
Net unrealized appreciation (depreciation)
of investments	(3,635)	(37)	—	(13,936)
Net increase (decrease) in net assets resulting from	(3,139)	(8)	—	9,557
operations
Changes from principal transactions:
Total unit transactions	(7,260)	(68)	(1)	8,554
Increase (decrease) in net assets derived from
principal transactions	(7,260)	(68)	(1)	8,554
Total increase (decrease) in net assets	(10,399)	(76)	(1)	18,111
Net assets at December 31, 2014	$52,469	$148	$—	$131,603

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Net assets at January 1, 2013	$1,742	$28,744	$80	$33,558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(305)	—	759
Total realized gain (loss) on investments
and capital gains distributions	360	5,166	10	3,854
Net unrealized appreciation (depreciation)
of investments	67	6,273	20	3,215
Net increase (decrease) in net assets resulting from	418	11,134	30	7,828
operations
Changes from principal transactions:
Total unit transactions	(759)	1,697	(2)	4,968
Increase (decrease) in net assets derived from
principal transactions	(759)	1,697	(2)	4,968
Total increase (decrease) in net assets	(341)	12,831	28	12,796
Net assets at December 31, 2013	1,401	41,575	108	46,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(376)	—	321
Total realized gain (loss) on investments
and capital gains distributions	286	6,393	16	5,572
Net unrealized appreciation (depreciation)
of investments	(176)	(4,157)	(8)	(8,459)
Net increase (decrease) in net assets resulting from	106	1,860	8	(2,566)
operations
Changes from principal transactions:
Total unit transactions	(111)	(1,043)	23	2,232
Increase (decrease) in net assets derived from
principal transactions	(111)	(1,043)	23	2,232
Total increase (decrease) in net assets	(5)	817	31	(334)
Net assets at December 31, 2014	$1,396	$42,392	$139	$46,020

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Net assets at January 1, 2013	$82,307	$56,213	$4,381	$94,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(482)	(417)	68	1,410
Total realized gain (loss) on investments
and capital gains distributions	2,493	6,934	394	3,913
Net unrealized appreciation (depreciation)
of investments	23,722	12,172	730	23,143
Net increase (decrease) in net assets resulting from	25,733	18,689	1,192	28,466
operations
Changes from principal transactions:
Total unit transactions	(12,015)	(1,648)	(851)	(4,853)
Increase (decrease) in net assets derived from
principal transactions	(12,015)	(1,648)	(851)	(4,853)
Total increase (decrease) in net assets	13,718	17,041	341	23,613
Net assets at December 31, 2013	96,025	73,254	4,722	118,569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(658)	(514)	47	851
Total realized gain (loss) on investments
and capital gains distributions	17,745	13,111	836	8,386
Net unrealized appreciation (depreciation)
of investments	(15,673)	(9,980)	(384)	2,702
Net increase (decrease) in net assets resulting from	1,414	2,617	499	11,939
operations
Changes from principal transactions:
Total unit transactions	(24,288)	(7,203)	(362)	1,738
Increase (decrease) in net assets derived from
principal transactions	(24,288)	(7,203)	(362)	1,738
Total increase (decrease) in net assets	(22,874)	(4,586)	137	13,677
Net assets at December 31, 2014	$73,151	$68,668	$4,859	$132,246

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net assets at January 1, 2013	$135	$94,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,021)
Total realized gain (loss) on investments
and capital gains distributions	31	7,208
Net unrealized appreciation (depreciation)
of investments	(12)	26,823
Net increase (decrease) in net assets resulting from	18	33,010
operations
Changes from principal transactions:
Total unit transactions	(38)	(8,528)
Increase (decrease) in net assets derived from
principal transactions	(38)	(8,528)
Total increase (decrease) in net assets	(20)	24,482
Net assets at December 31, 2013	115	118,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(408)
Total realized gain (loss) on investments
and capital gains distributions	23	20,105
Net unrealized appreciation (depreciation)
of investments	(20)	(12,714)
Net increase (decrease) in net assets resulting from	3	6,983
operations
Changes from principal transactions:
Total unit transactions	(10)	(7,059)
Increase (decrease) in net assets derived from
principal transactions	(10)	(7,059)
Total increase (decrease) in net assets	(7)	(76)
Net assets at December 31, 2014	$108	$118,489

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 2014 Offering”). Also on March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 Offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering ( the “November 2014 Offering”). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2014, the Account had 322 investment divisions (the “Divisions”), 155 of which invest in independently managed mutual funds and 167 of which invest in mutual funds managed by affiliates, either Voya Investments, LLC (“VIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with asset balances at December 31, 2014 and related Trusts are as follows:

AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class

AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Green Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio

Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares
ColumbiaSM Acorn® Fund - Class Z Shares
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares
Columbia Mid Cap Value Fund - Class Z Shares
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Global Research Portfolio - Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares
JPMorgan Government Bond Fund - Select Class Shares
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Growth Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Value Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A

Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund, Inc.:
American Funds New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Nuveen U.S. Infrastructure Income Fund - Class I
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Small Cap Fund®/VA
Parnassus Funds:
Parnassus Small Cap FundSM
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I Shares
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares
Columbia Diversified Equity Income Fund - Class R4 Shares
Royce Fund:
Royce Total Return Fund - K Class
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio

Vanguard® Variable Insurance Fund (continued):
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares
Victory Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I
Voya Global Resources Portfolio - Institutional Class
Voya Global Resources Portfolio - Service Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2015 Portfolio - Initial Class
Voya Index Solution 2015 Portfolio - Service Class
Voya Index Solution 2015 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class

Voya Partners, Inc. (continued):
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2015 Portfolio - Adviser Class
Voya Solution 2015 Portfolio - Initial Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2015 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I

Voya Variable Portfolios, Inc. (continued):
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya International Value Portfolio - Class I
Voya International Value Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A
Wells Fargo Advantage Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2014. The following is a summary of current and former names for those Trusts and Divisions excluding any name changes associated with rebranding from the “ING” brand to the new Voya brand:

Current Name
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S

Former Name
Amana Mutual Funds Trust:
Amana Growth Fund
Amana Income Fund
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Voya Investors Trust:
Voya High Yield Portfolio - Adviser Class
Voya Investors Trust:
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class

Former Name
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares
ING Investors Trust:
ING PIMCO High Yield Portfolio - Adviser Class
ING Investors Trust:
ING PIMCO High Yield Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Service Class
ING Partners, Inc.:
ING PIMCO Total Return Portfolio - Adviser Class
ING PIMCO Total Return Portfolio - Initial Class
ING PIMCO Total Return Portfolio - Service Class

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
Voya Global Resources Portfolio - Adviser Class
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Institutional Class
VY® BlackRock Large Cap Growth Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class
VY® Marsico Growth Portfolio - Institutional Class
VY® Marsico Growth Portfolio - Service Class
VY® MFS Total Return Portfolio - Adviser Class
VY® MFS Total Return Portfolio - Institutional Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Utilities Portfolio - Service Class
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Related Party Transactions
During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.10% to 0.97% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	$36	$4
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	1,052	1,349
Invesco Small Cap Growth Fund - Class A	67	8
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	247	34
AIM Investment Funds:
Invesco Endeavor Fund - Class A	7	19
Invesco Global Health Care Fund - Investor Class	192	130
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	36	—
AIM Sector Funds:
Invesco American Value Fund - Class R5	288	42
Invesco Energy Fund - Class R5	1	—
Invesco Small Cap Value Fund - Class A	212	72
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	2,953	4,009
Invesco V.I. Core Equity Fund - Series I Shares	2,417	5,550
Alger Funds:
Alger Capital Appreciation Fund - Class A	747	88
Alger Funds II:
Alger Green Fund - Class A	1,201	1,711
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	23	10
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	70	344
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	12	17
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	190	107
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	7,379	7,286
Amana Income Fund - Investor Class	9,336	11,696
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,192	1,338
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	90	26
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	3,876	8,015
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	2,232	1,417
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	684	449

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM (continued):
Fundamental InvestorsSM - Class R-4	$20,086	$3,989
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	1,255	76
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	277	314
Ariel Fund - Investor Class	5,598	3,898
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	4,458	1,437
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	22,170	4,486
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	445	221
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	24	—
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	5,975	3,980
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	1,686	1,909
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	6,854	6,499
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	120	42
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	4,396	844
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares	26	14
ColumbiaSM Acorn® Fund - Class Z Shares	13	—
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares	6,176	1,140
Columbia Mid Cap Value Fund - Class Z Shares	1	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	82	58
Davis Series Inc.:
Davis Financial Fund - Class Y	—	—
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	3,129	556
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	728	128
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	25	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	74	54
Dodge & Cox Stock Fund	661	506
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	164	148
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	44	69
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	767	2,054

	Purchases	Sales
	(Dollars in thousands)
EuroPacific Growth Fund® (continued):
EuroPacific Growth Fund® - Class R-4	$15,686	$22,750
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class	794	640
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	18,506	36,200
Fidelity® VIP Growth Portfolio - Initial Class	8,082	20,431
Fidelity® VIP High Income Portfolio - Initial Class	3,457	2,069
Fidelity® VIP Overseas Portfolio - Initial Class	3,149	6,365
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	61,602	114,902
Fidelity® VIP Index 500 Portfolio - Initial Class	13,955	9,404
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	3,966	3,352
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,614	3,108
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	547	535
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	92	—
Franklin Natural Resources Fund - Advisor Class	4	—
Franklin Small-Mid Cap Growth Fund - Class A	90	514
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	16,215	17,595
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares	3	—
Growth Fund of America®:
Growth Fund of America® - Class R-3	3,190	2,301
Growth Fund of America® - Class R-4	43,897	26,368
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	2	1
Income Fund of America®:
Income Fund of America® - Class R-3	726	608
Ivy Funds:
Ivy Science and Technology Fund - Class Y	30	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	9	21
Janus Aspen Series Enterprise Portfolio - Institutional Shares	42	100
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	4	3
Janus Aspen Series Global Research Portfolio - Institutional Shares	9	78
Janus Aspen Series Janus Portfolio - Institutional Shares	9	9
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares	66	—
JPMorgan Government Bond Fund - Select Class Shares	362	177
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	—
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	914	1,109
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	125	30

	Purchases	Sales
	(Dollars in thousands)
LKCM Funds:
LKCM Aquinas Growth Fund	$100	$93
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,004	3,186
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	711	336
Loomis Sayles Value Fund - Class Y	—	—
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	92	40
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	1,226	16
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	99	57
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	391	318
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	90	61
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	2,672	13,648
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	8	643
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	97	84
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	7,499	564
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	1	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	14	—
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	414	117
Neuberger Berman Socially Responsive Fund - Trust Class	3,022	3,416
New Perspective Fund®:
New Perspective Fund® - Class R-3	423	653
New Perspective Fund® - Class R-4	18,735	7,667
New World Fund, Inc.:
American Funds New World Fund® - Class R-4	31	1
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	1,784	495
Nuveen U.S. Infrastructure Income Fund - Class I	276	73
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	17	18
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	14,292	27,461
Oppenheimer Developing Markets Fund - Class Y	5,497	3,176
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	11	—
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	33	116

	Purchases	Sales
	(Dollars in thousands)
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	$10	$—
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y	12	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	125	145
Oppenheimer Global Fund/VA	14	47
Oppenheimer Global Strategic Income Fund/VA	6	5
Oppenheimer Main Street Fund®/VA	3	12
Oppenheimer Main Street Small Cap Fund®/VA	9,017	3,287
Parnassus Funds:
Parnassus Small Cap FundSM	—	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	9,201	561
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	6,814	10,142
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	16	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,805	31,961
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	4,633	738
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	897	657
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	376	369
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,268	2,183
Pioneer Equity Income VCT Portfolio - Class I	9	—
Pioneer High Yield VCT Portfolio - Class I Shares	5,367	10,998
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	25	—
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares	2,619	1,361
Columbia Diversified Equity Income Fund - Class R4 Shares	20	29
Royce Fund:
Royce Total Return Fund - K Class	—	—
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	3,192	2,560
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	230	87
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	95	60
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	365	293
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	6,368	6,162
Templeton Global Bond Fund - Class A	18,297	29,818
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	4	—

	Purchases	Sales
	(Dollars in thousands)
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	$10	$4
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	9,117	5,094
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	10	5
Equity Income Portfolio	31	34
Small Company Growth Portfolio	5	2
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares	5	—
Victory Small Company Opportunity Fund - Class R	6	—
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	7,455	38,661
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	27	33
Voya Large Cap Value Fund - Class A	—	—
Voya Real Estate Fund - Class A	261	524
Voya Funds Trust:
Voya GNMA Income Fund - Class A	733	1,122
Voya Intermediate Bond Fund - Class A	621	918
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	30,342	38,593
Voya Intermediate Bond Portfolio - Class S	68	114
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	993	68
Voya Global Resources Portfolio - Adviser Class	1	2
Voya Global Resources Portfolio - Institutional Class	—	—
Voya Global Resources Portfolio - Service Class	8,431	11,696
Voya High Yield Portfolio - Adviser Class	7	7
Voya High Yield Portfolio - Institutional Class	7,615	5,896
Voya High Yield Portfolio - Service Class	4,761	6,231
Voya Large Cap Growth Portfolio - Adviser Class	36	22
Voya Large Cap Growth Portfolio - Institutional Class	187,477	30,431
Voya Large Cap Growth Portfolio - Service Class	40,092	37,562
Voya Large Cap Value Portfolio - Adviser Class	2	9
Voya Large Cap Value Portfolio - Institutional Class	66,753	44,824
Voya Large Cap Value Portfolio - Service Class	52,468	52,035
Voya Limited Maturity Bond Portfolio - Adviser Class	1	—
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	3,061	11,115
Voya Multi-Manager Large Cap Core Portfolio - Service Class	77	53
Voya U.S. Stock Index Portfolio - Institutional Class	6,593	1,454
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	19,763	42,669
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	8	31
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	22,341	110,288
VY® BlackRock Large Cap Growth Portfolio - Service Class	254	508
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	69	366
VY® Clarion Global Real Estate Portfolio - Adviser Class	3	2
VY® Clarion Global Real Estate Portfolio - Institutional Class	11,062	11,281
VY® Clarion Real Estate Portfolio - Adviser Class	17	14
VY® Clarion Real Estate Portfolio - Institutional Class	380	427

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Clarion Real Estate Portfolio - Service Class	$7,263	$5,696
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	9,654	5,230
VY® FMR Diversified Mid Cap Portfolio - Service Class	10,834	9,772
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	6	—
VY® Invesco Growth and Income Portfolio - Institutional Class	11,229	1,355
VY® Invesco Growth and Income Portfolio - Service Class	4,228	3,734
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	197	111
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	4,600	4,035
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,970	3,292
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	5	2
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	9,033	1,895
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,158	2,046
VY® Marsico Growth Portfolio - Institutional Class	5,439	15,235
VY® Marsico Growth Portfolio - Service Class	31	104
VY® MFS Total Return Portfolio - Adviser Class	196	1,120
VY® MFS Total Return Portfolio - Institutional Class	12,670	68,656
VY® MFS Total Return Portfolio - Service Class	5,293	31,082
VY® MFS Utilities Portfolio - Service Class	21,018	63,975
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	6	11
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	73	23
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	37,925	9,227
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	85,983	20,312
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	184	415
VY® T. Rowe Price Equity Income Portfolio - Service Class	17,070	15,667
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	5
VY® T. Rowe Price International Stock Portfolio - Service Class	945	979
VY® Templeton Global Growth Portfolio - Institutional Class	127	101
VY® Templeton Global Growth Portfolio - Service Class	1,810	1,887
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	37,289	82,416
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	23	21
Voya Multi-Manager International Small Cap Fund - Class A	75	222
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	81	246
Voya Aggregate Bond Portfolio - Initial Class	1,476	187
Voya Aggregate Bond Portfolio - Service Class	7,979	45,378
Voya Global Bond Portfolio - Adviser Class	23	75
Voya Global Bond Portfolio - Initial Class	4,715	21,840
Voya Global Bond Portfolio - Service Class	162	181
Voya Index Solution 2015 Portfolio - Initial Class	528	451
Voya Index Solution 2015 Portfolio - Service Class	1,288	569
Voya Index Solution 2015 Portfolio - Service 2 Class	379	309
Voya Index Solution 2025 Portfolio - Initial Class	1,548	171
Voya Index Solution 2025 Portfolio - Service Class	1,483	166
Voya Index Solution 2025 Portfolio - Service 2 Class	898	264
Voya Index Solution 2035 Portfolio - Initial Class	1,080	57
Voya Index Solution 2035 Portfolio - Service Class	1,193	67
Voya Index Solution 2035 Portfolio - Service 2 Class	656	194

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Index Solution 2045 Portfolio - Initial Class	$1,472	$75
Voya Index Solution 2045 Portfolio - Service Class	476	43
Voya Index Solution 2045 Portfolio - Service 2 Class	584	155
Voya Index Solution 2055 Portfolio - Initial Class	290	21
Voya Index Solution 2055 Portfolio - Service Class	431	221
Voya Index Solution 2055 Portfolio - Service 2 Class	154	4
Voya Index Solution Income Portfolio - Initial Class	540	76
Voya Index Solution Income Portfolio - Service Class	285	5
Voya Index Solution Income Portfolio - Service 2 Class	51	17
Voya Solution 2015 Portfolio - Adviser Class	27	64
Voya Solution 2015 Portfolio - Initial Class	1,467	241
Voya Solution 2015 Portfolio - Service Class	9,455	10,716
Voya Solution 2015 Portfolio - Service 2 Class	898	3,147
Voya Solution 2025 Portfolio - Adviser Class	42	50
Voya Solution 2025 Portfolio - Initial Class	2,060	1,282
Voya Solution 2025 Portfolio - Service Class	23,321	10,005
Voya Solution 2025 Portfolio - Service 2 Class	3,040	2,659
Voya Solution 2035 Portfolio - Adviser Class	20	45
Voya Solution 2035 Portfolio - Initial Class	1,315	301
Voya Solution 2035 Portfolio - Service Class	26,879	6,893
Voya Solution 2035 Portfolio - Service 2 Class	2,958	2,347
Voya Solution 2045 Portfolio - Adviser Class	14	—
Voya Solution 2045 Portfolio - Initial Class	469	178
Voya Solution 2045 Portfolio - Service Class	21,040	7,829
Voya Solution 2045 Portfolio - Service 2 Class	2,252	1,990
Voya Solution 2055 Portfolio - Initial Class	637	17
Voya Solution 2055 Portfolio - Service Class	4,643	1,193
Voya Solution 2055 Portfolio - Service 2 Class	555	326
Voya Solution Balanced Portfolio - Service Class	1,356	494
Voya Solution Income Portfolio - Adviser Class	5	26
Voya Solution Income Portfolio - Initial Class	2,583	1,949
Voya Solution Income Portfolio - Service Class	4,695	2,550
Voya Solution Income Portfolio - Service 2 Class	178	403
Voya Solution Moderately Conservative Portfolio - Service Class	2,267	894
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	50	28
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	6,612	5,955
VY® American Century Small-Mid Cap Value Portfolio - Service Class	13,966	8,782
VY® Baron Growth Portfolio - Adviser Class	23	186
VY® Baron Growth Portfolio - Service Class	8,517	23,322
VY® Columbia Contrarian Core Portfolio - Service Class	2,717	1,988
VY® Columbia Small Cap Value II Portfolio - Adviser Class	1	26
VY® Columbia Small Cap Value II Portfolio - Service Class	572	1,288
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	492	800
VY® Invesco Comstock Portfolio - Adviser Class	68	66
VY® Invesco Comstock Portfolio - Service Class	9,266	7,854
VY® Invesco Equity and Income Portfolio - Adviser Class	1,136	290
VY® Invesco Equity and Income Portfolio - Initial Class	111,313	31,471
VY® Invesco Equity and Income Portfolio - Service Class	28,889	25,057
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	33	18

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	$2,091	$539
VY® JPMorgan Mid Cap Value Portfolio - Service Class	10,292	6,665
VY® Oppenheimer Global Portfolio - Adviser Class	32	81
VY® Oppenheimer Global Portfolio - Initial Class	19,339	63,001
VY® Oppenheimer Global Portfolio - Service Class	162	120
VY® Pioneer High Yield Portfolio - Initial Class	16,078	5,819
VY® Pioneer High Yield Portfolio - Service Class	214	88
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	30	47
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	32,264	37,750
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	292	124
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	133	220
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	39,469	32,884
VY® T. Rowe Price Growth Equity Portfolio - Service Class	779	575
VY® Templeton Foreign Equity Portfolio - Adviser Class	26	110
VY® Templeton Foreign Equity Portfolio - Initial Class	7,155	12,329
VY® Templeton Foreign Equity Portfolio - Service Class	46	49
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	52	41
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	7,020	7,827
Voya Strategic Allocation Growth Portfolio - Class I	4,922	8,677
Voya Strategic Allocation Moderate Portfolio - Class I	6,777	8,133
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	244	193
Voya Growth and Income Portfolio - Class I	178,646	162,251
Voya Growth and Income Portfolio - Class S	139	58
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	13,721	28,484
Voya Index Plus LargeCap Portfolio - Class S	8	62
Voya Index Plus MidCap Portfolio - Class I	23,867	38,707
Voya Index Plus MidCap Portfolio - Class S	32	195
Voya Index Plus SmallCap Portfolio - Class I	5,717	17,634
Voya Index Plus SmallCap Portfolio - Class S	33	6
Voya International Index Portfolio - Class I	5,079	2,949
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	7,300	2,538
Voya Russell™ Large Cap Growth Index Portfolio - Class S	89	111
Voya Russell™ Large Cap Index Portfolio - Class I	12,361	2,371
Voya Russell™ Large Cap Index Portfolio - Class S	190	42
Voya Russell™ Large Cap Value Index Portfolio - Class I	62	62
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,363	1,797
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,998	1,324
Voya Russell™ Mid Cap Index Portfolio - Class I	18,163	3,752
Voya Russell™ Small Cap Index Portfolio - Class I	8,720	2,290
Voya Small Company Portfolio - Class I	20,507	17,297
Voya Small Company Portfolio - Class S	55	38
Voya U.S. Bond Index Portfolio - Class I	4,092	1,427
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	3,868	9,642

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Products Trust(continued):
Voya International Value Portfolio - Class S	$12	$75
Voya MidCap Opportunities Portfolio - Class A	1	2
Voya MidCap Opportunities Portfolio - Class I	42,275	15,527
Voya MidCap Opportunities Portfolio - Class S	352	255
Voya SmallCap Opportunities Portfolio - Class I	8,769	6,636
Voya SmallCap Opportunities Portfolio - Class S	45	10
Wanger Advisors Trust:
Wanger International	12,602	4,779
Wanger Select	10,582	26,278
Wanger USA	12,396	11,425
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	1,055	1,124
Washington Mutual Investors FundSM - Class R-4	18,030	8,822
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	58	50
Wells Fargo Advantage Special Small Cap Value Fund - Class A	23,298	12,477

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	3,590	397	3,193	—	—	—
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	61,826	97,560	(35,734)	83,840	151,512	(67,672)
Invesco Small Cap Growth Fund - Class A	2,298	289	2,009	318	226	92
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	18,800	2,737	16,063	16,490	1,530	14,960
AIM Investment Funds:
Invesco Endeavor Fund - Class A	150	985	(835)	2,069	1,153	916
Invesco Global Health Care Fund - Investor Class	4,387	4,194	193	2,564	2,154	410
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	3,582	—	3,582	—	—	—
AIM Sector Funds:
Invesco American Value Fund - Class R5	24,670	3,396	21,274	—	—	—
Invesco Energy Fund - Class R5	59	—	59	—	—	—
Invesco Small Cap Value Fund - Class A	10,396	7,347	3,049	10,130	5,717	4,413
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	2,273,655	2,285,773	(12,118)	1,729,947	1,734,198	(4,251)
Invesco V.I. Core Equity Fund - Series I Shares	1,021,584	1,235,507	(213,923)	381,722	670,658	(288,936)
Alger Funds:
Alger Capital Appreciation Fund - Class A	56,679	31,640	25,039	4,512	1,163	3,349
Alger Funds II:
Alger Green Fund - Class A	69,630	97,999	(28,369)	137,089	62,806	74,283
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	1,139	909	230	1,281	6,157	(4,876)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	8,091	22,880	(14,789)	11,302	9,054	2,248
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	403	696	(293)	566	1,378	(812)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds (continued:
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	58	1,867	(1,809)
AllianzGI NFJ Small-Cap Value Fund - Class A	8,537	10,283	(1,746)	11,781	9,408	2,373
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	517,473	683,467	(165,994)	654,147	896,989	(242,842)
Amana Income Fund - Investor Class	804,236	1,003,614	(199,378)	1,203,871	868,633	335,238
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	77,927	110,300	(32,373)	203,036	183,185	19,851
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	8,564	2,575	5,989	—	—	—
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	609,577	968,978	(359,401)	902,333	2,269,235	(1,366,902)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	182,599	170,673	11,926	225,681	153,680	72,001
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	105,939	100,760	5,179	108,599	81,542	27,057
Fundamental InvestorsSM - Class R-4	1,467,112	640,796	826,316	1,095,577	903,222	192,355
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	116,889	48,519	68,370	57,093	3,346	53,747
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	15,551	19,831	(4,280)	8,813	33,289	(24,476)
Ariel Fund - Investor Class	334,428	315,240	19,188	649,175	336,975	312,200
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	500,588	238,867	261,721	594,877	247,761	347,116
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	1,253,942	642,464	611,478	1,562,486	351,095	1,211,391
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	36,295	28,711	7,584	68,384	58,257	10,127
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	2,050	—	2,050	—	—	—
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	229,160	236,337	(7,177)	464,773	325,192	139,581

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	205,111	234,254	(29,143)	237,156	360,575	(123,419)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	271,437	408,239	(136,802)	279,444	335,888	(56,444)
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	13,931	10,378	3,553	19,891	17,262	2,629
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	373,166	124,771	248,395	233,746	210,609	23,137
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares	2,877	3,037	(160)	4,132	4,527	(395)
ColumbiaSM Acorn® Fund - Class Z Shares	301	1	300	230	—	230
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares	403,700	166,157	237,543	185,657	154,176	31,481
Columbia Mid Cap Value Fund - Class Z Shares	—	—	—	6	—	6
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,959	3,855	(1,896)	3,412	3,141	271
Davis Series Inc.:
Davis Financial Fund - Class Y	16	—	16	—	—	—
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	334,963	91,754	243,209	212,092	100,036	112,056
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	60,683	14,824	45,859	10,165	1,104	9,061
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	2,198	—	2,198	—	—	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	8,823	7,736	1,087	15,434	8,743	6,691
Dodge & Cox Stock Fund	11,165	3,117	8,048	7,905	3,221	4,684
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	6,247	6,751	(504)	4,110	2,434	1,676
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	959	3,435	(2,476)	3,285	2,996	289

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	137,446	198,666	(61,220)	176,986	261,553	(84,567)
EuroPacific Growth Fund® - Class R-4	2,271,569	2,567,432	(295,863)	2,933,961	3,144,297	(210,336)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class	57,873	47,555	10,318	29,292	22,922	6,370
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,739,446	5,697,917	(958,471)	2,021,516	3,124,046	(1,102,530)
Fidelity® VIP Growth Portfolio - Initial Class	1,936,777	2,343,497	(406,720)	1,653,429	2,738,405	(1,084,976)
Fidelity® VIP High Income Portfolio - Initial Class	324,193	270,806	53,387	306,906	400,417	(93,511)
Fidelity® VIP Overseas Portfolio - Initial Class	291,741	488,619	(196,878)	449,293	509,310	(60,017)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,504,413	10,428,334	(1,923,921)	7,664,321	9,394,224	(1,729,903)
Fidelity® VIP Index 500 Portfolio - Initial Class	552,062	470,164	81,898	538,590	478,807	59,783
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	204,220	210,389	(6,169)	211,954	221,163	(9,209)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	81,565	137,289	(55,724)	86,980	177,762	(90,782)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	47,969	53,384	(5,415)	59,779	77,653	(17,874)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	6,880	—	6,880	—	—	—
Franklin Natural Resources Fund - Advisor Class	393	—	393	—	—	—
Franklin Small-Mid Cap Growth Fund - Class A	12,882	34,663	(21,781)	8,720	8,968	(248)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,578,288	1,969,637	(391,349)	1,303,466	1,462,830	(159,364)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares	255	—	255	—	—	—
Growth Fund of America®:
Growth Fund of America® - Class R-3	275,304	300,335	(25,031)	347,973	375,859	(27,886)
Growth Fund of America® - Class R-4	1,947,231	2,591,846	(644,615)	2,862,204	3,697,817	(835,613)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	2	—	2	13,538	27,338	(13,800)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Hartford Mutual Funds, Inc. (continued):
The Hartford Dividend And Growth Fund - Class R4	64	28	36	10,728	31,324	(20,596)
Income Fund of America®:
Income Fund of America® - Class R-3	78,078	75,682	2,396	62,175	59,637	2,538
Ivy Funds:
Ivy Science and Technology Fund - Class Y	2,814	—	2,814	—	—	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	73	407	(334)	305	1,450	(1,145)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	614	2,189	(1,575)	548	3,919	(3,371)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	119	122	(3)	55	76	(21)
Janus Aspen Series Global Research Portfolio - Institutional Shares	429	2,613	(2,184)	406	806	(400)
Janus Aspen Series Janus Portfolio - Institutional Shares	194	355	(161)	69	559	(490)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares	6,148	2	6,146	—	—	—
JPMorgan Government Bond Fund - Select Class Shares	35,333	18,132	17,201	55,398	31,099	24,299
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	5	2	3	1	—	1
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	89,475	106,101	(16,626)	60,833	292,959	(232,126)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	11,423	2,710	8,713	—	—	—
LKCM Funds:
LKCM Aquinas Growth Fund	2,389	7,026	(4,637)	3,665	4,567	(902)
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	135,003	243,495	(108,492)	253,102	169,689	83,413
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	77,688	40,421	37,267	—	—	—
Loomis Sayles Value Fund - Class Y	15	—	15	—	—	—
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	6,841	6,523	318	8,023	3,310	4,713
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	107,585	1,858	105,727	6,265	7,382	(1,117)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	5,779	3,391	2,388	12,129	25,285	(13,156)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	11,666	20,089	(8,423)	42,451	47,371	(4,920)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	3,375	4,144	(769)	5,550	2,667	2,883
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	947,908	1,444,081	(496,173)	1,291,278	2,174,896	(883,618)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	349	33,956	(33,607)	4,351	1,205	3,146
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	5,465	5,925	(460)	12,232	27,089	(14,857)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	800,259	119,151	681,108	374,933	16,444	358,489
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	77	—	77	—	—	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	1,360	—	1,360	—	—	—
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	22,553	6,799	15,754	10,586	6,789	3,797
Neuberger Berman Socially Responsive Fund - Trust Class	149,371	292,937	(143,566)	463,321	312,026	151,295
New Perspective Fund®:
New Perspective Fund® - Class R-3	41,053	56,424	(15,371)	47,372	59,452	(12,080)
New Perspective Fund® - Class R-4	953,736	767,474	186,262	1,143,245	952,810	190,435
New World Fund, Inc.:
American Funds New World Fund® - Class R-4	2,923	107	2,816	—	—	—
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	166,321	51,773	114,548	—	—	—
Nuveen U.S. Infrastructure Income Fund - Class I	13,171	3,309	9,862	—	—	—
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	156	1,088	(932)	1,018	38,472	(37,454)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	586,373	795,730	(209,357)	797,261	1,059,680	(262,419)
Oppenheimer Developing Markets Fund - Class Y	545,143	408,100	137,043	573,424	500,822	72,602
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,123	538	1,585	2,087	962	1,125
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	5,425	12,978	(7,553)	11,470	9,752	1,718
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	1,119	34	1,085	—	—	—
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y	1,264	—	1,264	—	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	1,073,660	1,075,981	(2,321)	24,591	25,346	(755)
Oppenheimer Global Fund/VA	100	1,410	(1,310)	292	1,027	(735)
Oppenheimer Global Strategic Income Fund/VA	166	278	(112)	10	460	(450)
Oppenheimer Main Street Fund®/VA	71,747	72,472	(725)	24,090	24,847	(757)
Oppenheimer Main Street Small Cap Fund®/VA	420,162	298,913	121,249	685,901	237,022	448,879
Parnassus Funds:
Parnassus Small Cap FundSM	1	—	1	—	—	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	664,173	91,287	572,886	543,334	55,509	487,825
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	337,046	833,243	(496,197)	478,588	743,423	(264,835)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	1,941	2	1,939	—	—	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,459,039	3,066,350	(1,607,311)	2,311,845	8,263,260	(5,951,415)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	294,049	60,025	234,024	276,640	29,298	247,342
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	59,423	54,683	4,740	43,130	68,700	(25,570)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	28,838	33,274	(4,436)	21,734	35,878	(14,144)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	286,936	401,033	(114,097)	383,906	677,040	(293,134)
Pioneer Equity Income VCT Portfolio - Class I	438	5	433	—	—	—
Pioneer High Yield VCT Portfolio - Class I Shares	312,054	731,752	(419,698)	467,074	460,587	6,487
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	2,146	—	2,146	—	—	—
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares	187,608	157,877	29,731	36,742	19,214	17,528
Columbia Diversified Equity Income Fund - Class R4 Shares	8,405	9,974	(1,569)	566	—	566
Royce Fund:
Royce Total Return Fund - K Class	14	26	(12)	11	1	10
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	246,943	277,010	(30,067)	449,256	302,914	146,342
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	8,097	7,391	706	28,854	32,951	(4,097)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,943	3,384	559	4,462	5,706	(1,244)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	34,101	33,560	541	45,381	28,249	17,132
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	505,041	719,703	(214,662)	1,033,930	834,841	199,089
Templeton Global Bond Fund - Class A	1,246,084	2,175,254	(929,170)	1,873,499	2,221,855	(348,356)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	352	—	352	—	—	—
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	846	709	137	3,353	2,872	481
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,785,318	1,886,913	898,405	1,710,752	930,410	780,342
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	190	223	(33)	216	445	(229)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Vanguard® Variable Insurance Fund (continued):
Equity Income Portfolio	674	1,609	(935)	15,975	32,680	(16,705)
Small Company Growth Portfolio	110	114	(4)	458	1,041	(583)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares	521	—	521	—	—	—
Victory Small Company Opportunity Fund - Class R	1,193	1,007	186	269	85	184
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,900,260	7,946,799	(1,046,539)	3,211,209	4,442,240	(1,231,031)
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	6,922	7,948	(1,026)	1,608	114	1,494
Voya Large Cap Value Fund - Class A	—	—	—	491	—	491
Voya Real Estate Fund - Class A	29,488	45,369	(15,881)	26,058	29,528	(3,470)
Voya Funds Trust:
Voya GNMA Income Fund - Class A	81,389	118,073	(36,684)	82,884	127,147	(44,263)
Voya Intermediate Bond Fund - Class A	63,178	85,742	(22,564)	80,323	164,900	(84,577)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	10,266,086	10,948,673	(682,587)	6,968,979	9,141,399	(2,172,420)
Voya Intermediate Bond Portfolio - Class S	3,065	8,131	(5,066)	4,394	19,297	(14,903)
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	97,383	6,645	90,738	—	—	—
Voya Global Resources Portfolio - Adviser Class	—	69	(69)	—	113	(113)
Voya Global Resources Portfolio - Institutional Class	2,012	2,036	(24)	—	120	(120)
Voya Global Resources Portfolio - Service Class	1,472,683	1,770,413	(297,730)	1,722,003	3,059,843	(1,337,840)
Voya High Yield Portfolio - Adviser Class	326	553	(227)	972	1,571	(599)
Voya High Yield Portfolio - Institutional Class	594,053	608,615	(14,562)	1,160,232	943,616	216,616
Voya High Yield Portfolio - Service Class	347,303	503,670	(156,367)	640,889	915,879	(274,990)
Voya Large Cap Growth Portfolio - Adviser Class	1,269	1,343	(74)	95	1,017	(922)
Voya Large Cap Growth Portfolio - Institutional Class	15,073,827	6,688,751	8,385,076	3,507,037	3,279,851	227,186
Voya Large Cap Growth Portfolio - Service Class	2,183,541	2,007,745	175,796	120,498	36,065	84,433
Voya Large Cap Value Portfolio - Adviser Class	135	792	(657)	2,787	32	2,755
Voya Large Cap Value Portfolio - Institutional Class	9,544,852	8,749,430	795,422	18,985,303	14,205,891	4,779,412
Voya Large Cap Value Portfolio - Service Class	4,411,579	4,385,896	25,683	60,565	32,103	28,462

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Limited Maturity Bond Portfolio - Adviser Class	117	53	64	117	—	117
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	335,215	994,174	(658,959)	333,685	406,680	(72,995)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	6,812	6,956	(144)	4,428	5,419	(991)
Voya U.S. Stock Index Portfolio - Institutional Class	293,421	90,931	202,490	335,517	67,370	268,147
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	—	1,571,525	(1,571,525)	967,670	370,014	597,656
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	683	2,903	(2,220)	491	2,736	(2,245)
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	—	7,610,741	(7,610,741)	1,759,860	2,606,749	(846,889)
VY® BlackRock Large Cap Growth Portfolio - Service Class	—	19,765	(19,765)	1,567	29,081	(27,514)
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	—	24,054	(24,054)	198	4,669	(4,471)
VY® Clarion Global Real Estate Portfolio - Adviser Class	154	112	42	29	156	(127)
VY® Clarion Global Real Estate Portfolio - Institutional Class	1,478,388	1,533,113	(54,725)	2,025,676	1,835,075	190,601
VY® Clarion Real Estate Portfolio - Adviser Class	1,299	1,002	297	60	363	(303)
VY® Clarion Real Estate Portfolio - Institutional Class	2,676,696	2,681,243	(4,547)	2,115,219	2,145,540	(30,321)
VY® Clarion Real Estate Portfolio - Service Class	981,456	909,218	72,238	956,409	1,320,633	(364,224)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	336,908	441,515	(104,607)	491,978	576,823	(84,845)
VY® FMR Diversified Mid Cap Portfolio - Service Class	359,464	714,674	(355,210)	504,385	776,122	(271,737)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	—	—	—	2,161	109	2,052
VY® Invesco Growth and Income Portfolio - Institutional Class	725,655	126,589	599,066	371,617	120,036	251,581
VY® Invesco Growth and Income Portfolio - Service Class	249,607	319,147	(69,540)	572,437	442,851	129,586
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	8,883	5,748	3,135	587	1,875	(1,288)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	297,493	392,004	(94,511)	330,204	659,587	(329,383)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	253,723	273,074	(19,351)	268,549	462,214	(193,665)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	190	162	28	42	34	8
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	531,339	175,309	356,030	660,224	185,979	474,245
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	313,961	198,398	115,563	526,210	234,293	291,917
VY® Marsico Growth Portfolio - Institutional Class	—	888,913	(888,913)	275,995	279,214	(3,219)
VY® Marsico Growth Portfolio - Service Class	—	6,254	(6,254)	1,200	3,013	(1,813)
VY® MFS Total Return Portfolio - Adviser Class	—	68,573	(68,573)	852	21,324	(20,472)
VY® MFS Total Return Portfolio - Institutional Class	—	4,396,217	(4,396,217)	631,862	841,460	(209,598)
VY® MFS Total Return Portfolio - Service Class	—	1,530,853	(1,530,853)	305,044	378,249	(73,205)
VY® MFS Utilities Portfolio - Service Class	—	2,187,486	(2,187,486)	428,862	504,933	(76,071)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	172	774	(602)	80	25	55
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	2,269	1,072	1,197	10,585	2,344	8,241
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,095,836	1,202,234	893,602	3,020,267	1,234,217	1,786,050
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	4,815,888	3,876,591	939,297	6,750,946	5,100,275	1,650,671
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	2,073	23,600	(21,527)	4,648	23,838	(19,190)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,013,121	2,219,181	(206,060)	2,094,826	2,299,661	(204,835)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	349	417	(68)	850	470	380
VY® T. Rowe Price International Stock Portfolio - Service Class	87,609	90,434	(2,825)	100,416	140,744	(40,328)
VY® Templeton Global Growth Portfolio - Institutional Class	7,609	5,231	2,378	16,346	29,739	(13,393)
VY® Templeton Global Growth Portfolio - Service Class	173,993	182,526	(8,533)	232,060	178,728	53,332
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	21,872,589	24,500,295	(2,627,706)	16,787,563	17,246,886	(459,323)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	6,560	6,669	(109)	6,408	4,298	2,110
Voya Multi-Manager International Small Cap Fund - Class A	6,040	12,641	(6,601)	7,009	8,686	(1,677)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	3,492	16,257	(12,765)	4,853	47,043	(42,190)
Voya Aggregate Bond Portfolio - Initial Class	200,523	89,309	111,214	95,578	20,304	75,274
Voya Aggregate Bond Portfolio - Service Class	6,317,060	8,733,815	(2,416,755)	5,805,529	8,834,993	(3,029,464)
Voya Global Bond Portfolio - Adviser Class	1,631	5,115	(3,484)	1,949	5,226	(3,277)
Voya Global Bond Portfolio - Initial Class	4,716,036	5,893,271	(1,177,235)	2,102,380	4,245,650	(2,143,270)
Voya Global Bond Portfolio - Service Class	30,180	32,209	(2,029)	25,212	47,576	(22,364)
Voya Index Solution 2015 Portfolio - Initial Class	41,437	39,483	1,954	31,685	8,890	22,795
Voya Index Solution 2015 Portfolio - Service Class	78,930	36,195	42,735	13,877	30,748	(16,871)
Voya Index Solution 2015 Portfolio - Service 2 Class	39,203	40,530	(1,327)	21,269	12,407	8,862
Voya Index Solution 2025 Portfolio - Initial Class	103,691	33,404	70,287	49,033	8,243	40,790
Voya Index Solution 2025 Portfolio - Service Class	79,995	10,534	69,461	58,152	108	58,044
Voya Index Solution 2025 Portfolio - Service 2 Class	115,966	91,208	24,758	199,431	145,909	53,522
Voya Index Solution 2035 Portfolio - Initial Class	80,221	32,474	47,747	50,917	2,604	48,313
Voya Index Solution 2035 Portfolio - Service Class	61,629	3,894	57,735	17,611	486	17,125
Voya Index Solution 2035 Portfolio - Service 2 Class	62,364	44,415	17,949	125,092	101,407	23,685

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Index Solution 2045 Portfolio - Initial Class	79,331	13,209	66,122	18,096	1,134	16,962
Voya Index Solution 2045 Portfolio - Service Class	22,326	2,599	19,727	17,635	208	17,427
Voya Index Solution 2045 Portfolio - Service 2 Class	54,200	35,570	18,630	95,152	82,089	13,063
Voya Index Solution 2055 Portfolio - Initial Class	24,539	8,482	16,057	8,386	90	8,296
Voya Index Solution 2055 Portfolio - Service Class	27,913	16,457	11,456	11,383	11,639	(256)
Voya Index Solution 2055 Portfolio - Service 2 Class	13,199	4,884	8,315	14,231	7,632	6,599
Voya Index Solution Income Portfolio - Initial Class	34,836	4,971	29,865	769	—	769
Voya Index Solution Income Portfolio - Service Class	14,325	3	14,322	5,896	31,963	(26,067)
Voya Index Solution Income Portfolio - Service 2 Class	2,621	1,435	1,186	6,930	5,597	1,333
Voya Solution 2015 Portfolio - Adviser Class	—	4,278	(4,278)	—	2,164	(2,164)
Voya Solution 2015 Portfolio - Initial Class	123,459	21,267	102,192	60,603	26,966	33,637
Voya Solution 2015 Portfolio - Service Class	1,088,365	1,296,113	(207,748)	1,382,690	1,732,741	(350,051)
Voya Solution 2015 Portfolio - Service 2 Class	192,801	370,146	(177,345)	364,225	463,007	(98,782)
Voya Solution 2025 Portfolio - Adviser Class	573	3,412	(2,839)	1,126	92	1,034
Voya Solution 2025 Portfolio - Initial Class	156,600	102,645	53,955	18,783	3,494	15,289
Voya Solution 2025 Portfolio - Service Class	1,782,932	1,457,184	325,748	2,202,535	1,944,229	258,306
Voya Solution 2025 Portfolio - Service 2 Class	387,739	424,277	(36,538)	465,269	664,957	(199,688)
Voya Solution 2035 Portfolio - Adviser Class	94	2,888	(2,794)	56	7,192	(7,136)
Voya Solution 2035 Portfolio - Initial Class	98,339	24,053	74,286	19,287	1,589	17,698
Voya Solution 2035 Portfolio - Service Class	1,539,254	1,063,086	476,168	1,898,232	1,431,133	467,099
Voya Solution 2035 Portfolio - Service 2 Class	361,772	411,197	(49,425)	484,750	760,667	(275,917)
Voya Solution 2045 Portfolio - Adviser Class	70	4	66	24	2,464	(2,440)
Voya Solution 2045 Portfolio - Initial Class	25,148	13,743	11,405	28,919	3,722	25,197
Voya Solution 2045 Portfolio - Service Class	1,100,142	933,260	166,882	1,367,633	1,059,776	307,857
Voya Solution 2045 Portfolio - Service 2 Class	209,789	248,904	(39,115)	375,592	743,675	(368,083)
Voya Solution 2055 Portfolio - Initial Class	47,952	1,027	46,925	103	18	85
Voya Solution 2055 Portfolio - Service Class	326,023	143,253	182,770	351,621	133,979	217,642
Voya Solution 2055 Portfolio - Service 2 Class	58,096	47,801	10,295	67,105	57,511	9,594
Voya Solution Balanced Portfolio - Service Class	100,040	52,251	47,789	117,950	42,045	75,905
Voya Solution Income Portfolio - Adviser Class	—	1,801	(1,801)	2	3,788	(3,786)
Voya Solution Income Portfolio - Initial Class	224,552	172,525	52,027	62,747	21,294	41,453

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Solution Income Portfolio - Service Class	382,007	240,155	141,852	410,224	318,071	92,153
Voya Solution Income Portfolio - Service 2 Class	39,405	58,560	(19,155)	57,663	121,108	(63,445)
Voya Solution Moderately Conservative Portfolio - Service Class	166,705	85,586	81,119	149,927	63,338	86,589
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	1,038	1,203	(165)	146	948	(802)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	268,668	409,162	(140,494)	522,414	139,063	383,351
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,501,255	1,595,898	(94,643)	1,274,015	1,119,439	154,576
VY® Baron Growth Portfolio - Adviser Class	831	8,967	(8,136)	5,522	73,476	(67,954)
VY® Baron Growth Portfolio - Service Class	3,991,501	4,506,102	(514,601)	2,734,878	2,214,007	520,871
VY® Columbia Contrarian Core Portfolio - Service Class	168,151	211,457	(43,306)	164,859	219,945	(55,086)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	1,703	(1,703)	965	9,045	(8,080)
VY® Columbia Small Cap Value II Portfolio - Service Class	66,448	110,449	(44,001)	192,863	148,862	44,001
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	173	55,311	(55,138)	1,772	106,096	(104,324)
VY® Invesco Comstock Portfolio - Adviser Class	3,694	3,668	26	1,657	1,933	(276)
VY® Invesco Comstock Portfolio - Service Class	2,137,088	2,029,400	107,688	1,431,624	1,118,183	313,441
VY® Invesco Equity and Income Portfolio - Adviser Class	61,538	16,371	45,167	2,199	6,498	(4,299)
VY® Invesco Equity and Income Portfolio - Initial Class	12,469,969	7,461,599	5,008,370	2,614,530	4,223,656	(1,609,126)
VY® Invesco Equity and Income Portfolio - Service Class	691,428	468,040	223,388	855	1,625	(770)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	459	861	(402)	2,864	7,538	(4,674)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	130,214	44,285	85,929	315,751	30,476	285,275
VY® JPMorgan Mid Cap Value Portfolio - Service Class	1,959,205	1,971,077	(11,872)	1,096,748	831,046	265,702
VY® Oppenheimer Global Portfolio - Adviser Class	1,337	4,763	(3,426)	2,741	11,495	(8,754)
VY® Oppenheimer Global Portfolio - Initial Class	6,224,212	9,005,922	(2,781,710)	4,099,694	7,003,366	(2,903,672)
VY® Oppenheimer Global Portfolio - Service Class	7,124	5,853	1,271	8,770	7,016	1,754
VY® Pioneer High Yield Portfolio - Initial Class	6,473,942	6,010,825	463,117	2,199,760	1,662,356	537,404
VY® Pioneer High Yield Portfolio - Service Class	14,965	10,213	4,752	36,798	27,818	8,980
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	189	2,296	(2,107)	1,280	13,228	(11,948)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,837,157	4,215,240	(1,378,083)	1,705,718	3,687,087	(1,981,369)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	13,246	7,880	5,366	17,059	12,272	4,787
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	2,187	11,925	(9,738)	4,101	10,921	(6,820)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,188,100	4,567,469	(379,369)	3,038,143	3,251,128	(212,985)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	64,294	66,822	(2,528)	65,685	59,736	5,949

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® Templeton Foreign Equity Portfolio - Adviser Class	1,523	10,449	(8,926)	2,155	14,167	(12,012)
VY® Templeton Foreign Equity Portfolio - Initial Class	4,962,045	5,609,164	(647,119)	2,028,234	2,887,775	(859,541)
VY® Templeton Foreign Equity Portfolio - Service Class	5,213	5,840	(627)	2,183	548	1,635
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	2,997	3,357	(360)	2,755	6,458	(3,703)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,635,167	1,730,309	(95,142)	798,223	775,820	22,403
Voya Strategic Allocation Growth Portfolio - Class I	733,966	947,155	(213,189)	702,924	783,901	(80,977)
Voya Strategic Allocation Moderate Portfolio - Class I	1,793,016	1,912,695	(119,679)	760,611	956,915	(196,304)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	2,688	12,564	(9,876)	59,211	18,831	40,380
Voya Growth and Income Portfolio - Class I	11,031,502	15,285,768	(4,254,266)	10,208,654	10,332,531	(123,877)
Voya Growth and Income Portfolio - Class S	9,136	5,506	3,630	14,023	535,211	(521,188)
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	5,670,660	6,341,918	(671,258)	2,479,821	3,444,120	(964,299)
Voya Index Plus LargeCap Portfolio - Class S	242	3,662	(3,420)	273	9,952	(9,679)
Voya Index Plus MidCap Portfolio - Class I	3,087,313	3,870,160	(782,847)	2,671,717	3,399,202	(727,485)
Voya Index Plus MidCap Portfolio - Class S	447	9,960	(9,513)	1,032	1,811	(779)
Voya Index Plus SmallCap Portfolio - Class I	2,285,303	2,736,124	(450,821)	2,542,981	2,574,977	(31,996)
Voya Index Plus SmallCap Portfolio - Class S	1,941	190	1,751	501	1,263	(762)
Voya International Index Portfolio - Class I	1,442,540	1,212,705	229,835	1,003,360	826,945	176,415
Voya International Index Portfolio - Class S	96	4	92	—	5	(5)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,247,505	1,040,628	206,877	483,380	467,527	15,853
Voya Russell™ Large Cap Growth Index Portfolio - Class S	3,707	5,271	(1,564)	10,839	2,252	8,587
Voya Russell™ Large Cap Index Portfolio - Class I	1,191,493	530,711	660,782	1,096,770	602,168	494,602
Voya Russell™ Large Cap Index Portfolio - Class S	860,062	853,121	6,941	29,852	23,492	6,360
Voya Russell™ Large Cap Value Index Portfolio - Class I	4,113	4,437	(324)	18,301	16,621	1,680
Voya Russell™ Large Cap Value Index Portfolio - Class S	191,901	122,370	69,531	179,178	131,033	48,145
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	113,781	85,159	28,622	127,573	94,174	33,399
Voya Russell™ Mid Cap Index Portfolio - Class I	1,311,188	537,543	773,645	1,380,864	546,960	833,904
Voya Russell™ Small Cap Index Portfolio - Class I	616,523	323,247	293,276	702,634	314,926	387,708

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Small Company Portfolio - Class I	2,344,271	2,699,627	(355,356)	1,286,764	1,544,442	(257,678)
Voya Small Company Portfolio - Class S	1,051	1,771	(720)	1,103	349	754
Voya U.S. Bond Index Portfolio - Class I	406,227	201,011	205,216	341,881	502,541	(160,660)
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	2,519,394	2,881,169	(361,775)	1,664,318	2,014,599	(350,281)
Voya International Value Portfolio - Class S	495	5,528	(5,033)	334	3,231	(2,897)
Voya MidCap Opportunities Portfolio - Class A	—	68	(68)	179	111	68
Voya MidCap Opportunities Portfolio - Class I	1,507,301	1,180,261	327,040	3,543,945	1,146,825	2,397,120
Voya MidCap Opportunities Portfolio - Class S	24,674	31,150	(6,476)	37,234	85,607	(48,373)
Voya SmallCap Opportunities Portfolio - Class I	631,044	675,546	(44,502)	944,352	801,039	143,313
Voya SmallCap Opportunities Portfolio - Class S	1,542	438	1,104	723	840	(117)
Wanger Advisors Trust:
Wanger International	873,333	703,951	169,382	1,303,795	866,986	436,809
Wanger Select	283,485	1,406,887	(1,123,402)	580,916	1,221,499	(640,583)
Wanger USA	396,744	729,662	(332,918)	736,330	800,037	(63,707)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	75,199	92,828	(17,629)	90,485	147,537	(57,052)
Washington Mutual Investors FundSM - Class R-4	1,207,855	1,113,451	94,404	1,320,301	1,614,505	(294,204)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,661	3,325	(664)	1,847	4,465	(2,618)
Wells Fargo Advantage Special Small Cap Value Fund - Class A	392,932	598,893	(205,961)	444,058	733,586	(289,528)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Floating Rate Fund - Class R5
2014	07/29/2014	3	$9.90	to	$9.92	$32	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Mid Cap Core Equity Fund - Class A
2014		211	$17.86	to	$22.40	$4,057	-	0.15%	to	1.70%	2.73%	to	4.35%
2013		246	$17.35	to	$21.65	$4,574	-	0.15%	to	1.70%	27.06%	to	28.99%
2012		314	$13.63	to	$16.93	$4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
2011		371	$12.54	to	$15.49	$4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
2010		361	$13.57	to	$16.69	$5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
Invesco Small Cap Growth Fund - Class A
2014		4		$24.48		$90	-		1.00%			6.57%
2013		2		$22.97		$38	-		1.00%			38.54%
2012		2		$16.58		$26	-		1.00%			17.17%
2011		2		$14.15		$32	-		1.00%			-2.28%
2010		3		$14.48		$42	-		1.00%			25.04%
Invesco International Growth Fund - Class R5
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
2013		18		$12.08		$217	2.43%		0.95%			17.97%
2012	11/30/2012	3		$10.24		$30	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Endeavor Fund - Class A
2014		3	$19.14	to	$19.85	$51	-	0.45%	to	1.20%	6.77%	to	7.12%
2013		3	$17.86	to	$18.53	$63	-	0.45%	to	1.40%	26.22%	to	27.44%
2012		2	$14.15	to	$14.54	$36	(f)	0.45%	to	1.40%		(f)
2011	07/19/2011	-		$12.26		-	(b)		0.75%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Global Health Care Fund - Investor Class
2014		6	$64.44	to	$70.86	$442	-	0.50%	to	1.50%	18.56%	to	19.76%
2013		6	$54.35	to	$59.17	$356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012		6	$38.71	to	$41.72	$234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011		5	$32.54	to	$34.72	$176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010		6	$31.62	to	$33.40	$183	-	0.55%	to	1.55%	3.00%	to	4.05%
Invesco High Yield Fund - Class R5
2014	08/06/2014	4	$9.71	to	$9.77	$35	(e)	0.40%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco American Value Fund - Class R5
2014	06/16/2014	21	$10.83	to	$10.86	$231	(e)	0.95%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Energy Fund - Class R5
2014	08/27/2014	-	$7.51	to	$7.53	-	(e)	1.05%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Small Cap Value Fund - Class A
2014		15	$26.40	to	$28.81	$423	-	0.20%	to	1.75%	5.31%	to	6.90%
2013		12	$25.07	to	$26.95	$318	-	0.20%	to	1.75%	41.72%	to	43.25%
2012		8	$17.69	to	$18.65	$141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011		5	$14.69	to	$15.27	$82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	01/28/2010	7	$16.29	to	$16.68	$120	(a)	0.30%	to	1.75%		(a)
Invesco V.I. American Franchise Fund - Series I Shares
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%
2013		698	$13.50	to	$50.84	$26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	04/27/2012	702	$9.77	to	$36.28	$19,755	(c)	0.00%	to	1.50%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Invesco V.I. Core Equity Fund - Series I Shares
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
2013		2,807	$11.63	to	$20.68	$40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012		3,096	$9.11	to	$16.08	$34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011		3,494	$8.08	to	$14.19	$34,790	0.97%	0.00%	to	1.95%	-2.01%
2010		3,820	$8.17	to	$14.12	$38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
Alger Capital Appreciation Fund - Class A
2014		64	$20.24	to	$21.20	$1,335	-	0.20%	to	1.15%	11.91%	to	12.55%
2013		39	$18.13	to	$18.75	$723	-	0.25%	to	1.10%	34.20%	to	34.60%
2012	05/01/2012	35	$13.55	to	$13.93	$492	(c)	0.25%	to	1.20%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Alger Green Fund - Class A
2014		181	$12.85	to	$22.00	$3,775	-	0.00%	to	1.50%	3.22%	to	4.81%
2013		209	$12.42	to	$20.99	$4,212	-	0.00%	to	1.50%	32.75%	to	34.72%
2012		135	$9.35	to	$15.58	$2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011		123	$8.25	to	$13.56	$1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010		114	$8.90	to	$14.36	$1,614	-	0.00%	to	1.50%	7.97%	to	9.57%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianceBernstein Growth and Income Fund - Class A
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
2013		11	$16.81	to	$17.66	$183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012		16	$12.65	to	$13.23	$201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011		16	$10.71	to	$11.32	$172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010		18	$10.14	to	$10.79	$191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
AllianceBernstein Growth and Income Portfolio - Class A
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
2013		38	$17.76	to	$17.93	$674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012		36	$13.33	to	$13.44	$476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011		41	$11.48	to	$11.57	$473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010		42	$10.93	to	$11.11	$457	-	1.00%	to	1.25%	11.64%	to	12.00%
AllianzGI NFJ Dividend Value Fund - Class A
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
2013		12	$20.05	to	$20.33	$246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012		13	$15.74	to	$15.91	$206	2.60%	0.70%	to	1.00%		12.83%
2011		13	$13.95	to	$14.03	$179	2.29%	0.80%	to	1.00%		2.05%
2010		19	$13.67	to	$13.74	$258	3.06%	0.70%	to	1.00%		11.96%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2014		2		$13.12		$27	3.85%		0.80%			10.72%
2013		2		$11.85		$25	3.33%		0.80%			31.67%
2012		4		$9.00		$35	2.58%		0.80%			13.21%
2011		374	$7.95	to	$8.19	$3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010		234	$7.78	to	$8.04	$1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
AllianzGI NFJ Small-Cap Value Fund - Class A
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
2013		23	$24.05	to	$26.82	$584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012		20	$18.59	to	$20.50	$400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011		22	$17.13	to	$18.68	$395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010		22	$17.05	to	$18.40	$398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Growth Fund - Investor Class
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
2013		2,537	$13.97	to	$19.22	$39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012		2,780	$11.55	to	$15.64	$35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011		2,411	$10.54	to	$14.07	$27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010		1,503	$10.90	to	$14.33	$18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
Amana Income Fund - Investor Class
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
2013		4,314	$15.07	to	$19.47	$72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012		3,978	$11.79	to	$15.12	$51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011		3,336	$10.92	to	$13.94	$40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010		2,466	$10.87	to	$13.81	$29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
American Balanced Fund® - Class R-3
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
2013		415	$16.00	to	$18.65	$7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012		396	$13.39	to	$15.37	$5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011		446	$11.95	to	$13.50	$5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010		497	$11.72	to	$13.05	$6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
American Beacon Small Cap Value Fund - Investor Class
2014	05/16/2014	6	$10.60	to	$10.61	$64	(e)	0.95%	to	1.00%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
2013		2,767	$11.41	to	$12.46	$32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012		4,134	$12.79	to	$13.71	$54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011		3,484	$12.22	to	$12.85	$43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010		1,607	$11.02	to	$11.37	$17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Income & Growth Fund - A Class
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
2013		624	$15.41	to	$49.43	$9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012		552	$11.52	to	$36.79	$6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011		523	$10.19	to	$31.52	$5,331	1.36%		1.00%		1.70%	to	1.71%
2010		509	$10.02	to	$30.99	$5,100	1.15%		1.00%		12.69%	to	12.71%
Fundamental InvestorsSM - Class R-3
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
2013		143	$12.71	to	$13.88	$1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012		116	$9.85	to	$10.59	$1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011		123	$8.57	to	$9.06	$1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010		87	$8.90	to	$9.27	$793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
Fundamental InvestorsSM - Class R-4
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
2013		3,811	$12.97	to	$14.11	$51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012		3,619	$10.01	to	$10.73	$37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011		3,649	$8.68	to	$9.17	$32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010		3,501	$8.98	to	$9.35	$31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
American Funds American Mutual Fund® - Class R-4
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%
2013		59	$14.60	to	$15.24	$888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012		5	$11.58	to	$11.74	$61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	07/21/2011	1	$10.47	to	$10.54	$6	(b)	0.75%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Ariel Appreciation Fund - Investor Class
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
2013		35	$19.20	to	$21.84	$740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012		59	$13.38	to	$15.02	$866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011		55	$11.43	to	$12.66	$679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010		62	$12.40	to	$13.61	$833	-	0.75%	to	2.10%	17.20%	to	18.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
2013		571	$17.00	to	$27.52	$10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012		258	$11.93	to	$18.86	$3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011		286	$10.06	to	$15.99	$3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010		202	$11.52	to	$17.82	$2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
Artisan International Fund - Investor Shares
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
2013		885	$11.10	to	$19.92	$10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012		537	$9.00	to	$15.91	$5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011		354	$7.29	to	$12.80	$2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010		306	$7.98	to	$13.98	$2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
Aston/Fairpointe Mid Cap Fund - Class N
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
2013		1,924	$14.21	to	$18.57	$33,435	-	0.00%	to	1.50%	42.35%	to	44.51%
2012		712	$9.93	to	$12.85	$8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011		512	$10.77	to	$11.04	$5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	05/24/2010	249	$11.69	to	$11.79	$2,925	(a)	0.25%	to	1.50%		(a)
BlackRock Equity Dividend Fund - Investor A Shares
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%
2013		84	$16.38	to	$17.40	$1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012		74	$13.39	to	$14.01	$1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011		39	$12.26	to	$12.49	$487	2.09%	0.25%	to	1.25%		4.75%
2010	07/19/2010	15		$11.80		$183	(a)		0.80%			(a)
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
2014	08/05/2014	2	$10.24	to	$10.30	$21	(e)	0.40%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
2013		696	$22.33	to	$23.94	$16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012		556	$17.00	to	$17.96	$9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011		478	$15.25	to	$15.91	$7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010		285	$15.57	to	$16.16	$4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
Bond Fund of AmericaSM - Class R-4
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%
2013		819	$10.97	to	$11.94	$9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012		942	$11.36	to	$12.18	$10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011		831	$10.89	to	$11.50	$9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010		780	$10.38	to	$10.80	$8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
Calvert VP SRI Balanced Portfolio
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
2013		1,917	$12.44	to	$41.44	$52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012		1,973	$10.64	to	$35.53	$46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011		2,054	$9.72	to	$32.50	$44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010		2,182	$9.38	to	$31.39	$45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
Capital World Growth & Income FundSM - Class R-3
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
2013		37	$17.80	to	$18.87	$685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012		35	$14.48	to	$15.15	$513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011		33	$12.34	to	$12.69	$415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010		27	$13.56	to	$13.80	$363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
Cohen & Steers Realty Shares, Inc.
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%
2013		220	$10.93	to	$11.37	$2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012		197	$10.76	to	$11.03	$2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	05/13/2011	71	$9.44	to	$9.52	$677	(b)	0.25%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class A Shares
2014		5	$18.64	to	$18.92	$100	-	0.70%	to	1.00%	-0.48%	to	-0.26%
2013		5	$18.40	to	$18.88	$103	-	0.80%	to	1.45%	28.67%	to	29.39%
2012		6	$14.30	to	$14.53	$85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011		6	$12.34	to	$12.47	$69	-	0.90%	to	1.45%		-5.98%
2010	08/06/2010	1	$13.20	to	$13.23	$9	(a)	0.95%	to	1.15%		(a)
ColumbiaSM Acorn® Fund - Class Z Shares
2014		4		$15.35		$58	-		1.25%			-0.45%
2013		4		$15.42		$54	-		1.25%			29.25%
2012		3		$11.93		$39	-		1.25%			16.50%
2011		1,012	$10.24	to	$10.72	$10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010		631	$10.87	to	$11.24	$7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
Columbia Mid Cap Value Fund - Class A Shares
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
2013		419	$13.72	to	$14.89	$5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012		388	$10.32	to	$10.98	$4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011		413	$9.00	to	$9.45	$3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010		399	$9.54	to	$9.90	$3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
Columbia Mid Cap Value Fund - Class Z Shares
2014		-		$16.23		$2	-		0.80%			11.47%
2013		-		$14.56		$2	-		0.80%			34.32%
2012		-		$10.84		$1	0.75%		0.80%			15.94%
2011		557	$9.35	to	$9.63	$5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010		273	$9.82	to	$10.03	$2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
CRM Mid Cap Value Fund - Investor Shares
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%
2013		15	$19.53	to	$20.60	$313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012		15	$14.83	to	$15.55	$232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
2011		16	$12.93	to	$13.28	$216	0.46%	0.45%	to	1.45%	-8.33%	to	-7.59%
2010		16	$14.11	to	$14.37	$223	0.68%	0.45%	to	1.55%	17.78%	to	18.08%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Davis Financial Fund - Class Y
2014	08/28/2014	-		$10.48		-	(e)		0.95%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Delaware Diversified Income Fund - Class A
2014		434		$10.27		$4,462	3.65%		0.95%			4.16%
2013		191		$9.86		$1,887	4.09%		0.95%			-2.38%
2012	09/14/2012	79		$10.10		$801	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Delaware Small Cap Value Fund - Class A
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
2013	05/10/2013	9	$12.03	to	$12.11	$109	(d)	0.25%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Deutsche Small Cap Growth Fund - Class S
2014	08/15/2014	2	$10.98	to	$11.00	$24	(e)	1.05%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Dodge & Cox International Stock Fund
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
2013		26	$14.22	to	$15.05	$380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012		19	$11.48	to	$11.88	$224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
2011		14	$9.69	to	$9.89	$136	(f)	0.75%	to	1.85%		(f)
2010	10/18/2010	-		$11.80		$4	(a)		1.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Dodge & Cox Stock Fund
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%
2013		7	$17.93	to	$18.87	$128	1.28%	0.50%	to	1.80%		38.03%
2012		2	$12.99	to	$13.16	$28	(f)	1.35%	to	1.80%		(f)
2011	01/10/2011	2	$10.86	to	$10.98	$24	(b)	1.15%	to	1.70%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Deutsche Equity 500 Index Fund - Class S
2014		33		$22.89		$746	1.83%		1.00%			12.15%
2013		33		$20.41		$676	1.89%		1.00%			30.67%
2012		31		$15.62		$491	2.02%		1.00%			14.43%
2011		29		$13.65		$400	1.86%		1.00%			0.89%
2010		26		$13.53		$351	1.67%		1.00%			13.79%
Eaton Vance Large-Cap Value Fund - Class R Shares
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
2013		7	$18.18	to	$18.91	$131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012		7	$14.13	to	$14.69	$98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011		4	$12.29	to	$12.74	$46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010		3	$13.20	to	$13.40	$38	-	0.20%	to	1.10%	9.09%	to	9.17%
EuroPacific Growth Fund® - Class R-3
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
2013		410	$19.07	to	$22.23	$8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012		494	$16.16	to	$18.56	$8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011		649	$13.81	to	$15.61	$9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010		742	$16.06	to	$18.12	$12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
EuroPacific Growth Fund® - Class R-4
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
2013		15,518	$10.61	to	$22.67	$314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012		15,728	$8.91	to	$18.86	$268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011		16,297	$7.54	to	$15.82	$235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010		16,595	$8.81	to	$18.31	$279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity Advisor® New Insights Fund - Institutional Class
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%
2013		40	$17.49	to	$18.58	$729	-	0.40%	to	1.95%	30.13%	to	32.15%
2012		34	$13.44	to	$14.06	$465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011		22	$11.82	to	$12.15	$259	(f)	0.40%	to	1.85%		(f)
2010	08/12/2010	3	$12.21	to	$12.24	$38	(a)	0.90%	to	1.15%		(a)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
2013		10,575	$11.91	to	$41.19	$306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012		11,678	$9.38	to	$32.52	$264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011		13,226	$8.07	to	$28.04	$256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010		14,409	$8.06	to	$28.09	$280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
Fidelity® VIP Growth Portfolio - Initial Class
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
2013		10,711	$12.30	to	$41.23	$275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012		11,796	$9.10	to	$30.59	$225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011		12,717	$8.01	to	$26.98	$214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010		13,207	$8.07	to	$27.24	$225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
Fidelity® VIP High Income Portfolio - Initial Class
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
2013		759	$14.91	to	$15.91	$11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012		852	$14.20	to	$15.24	$12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011		770	$12.55	to	$13.54	$9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010		812	$12.18	to	$13.22	$9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
Fidelity® VIP Overseas Portfolio - Initial Class
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
2013		1,864	$9.83	to	$27.07	$36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012		1,924	$7.61	to	$20.76	$29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011		2,181	$6.36	to	$17.19	$27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010		2,316	$7.74	to	$20.75	$36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2014		32,591	$14.21	to	$60.97	1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%
2013		34,517	$12.81	to	$54.32	1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012		36,247	$9.84	to	$41.86	1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011		37,831	$8.53	to	$36.35	988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010		38,963	$8.83	to	$37.67	1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
Fidelity® VIP Index 500 Portfolio - Initial Class
2014		3,986	$44.11	to	$44.18	176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
2013		3,904	$39.21	to	$39.37	153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012		3,845	$29.93	to	$30.12	115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011		3,936	$26.07	to	$26.27	103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010		4,089	$25.79	to	$26.00	106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2014		1,283		$22.96		29,464	0.26%		-			6.30%
2013		1,290		$21.60		27,855	0.52%		-			36.19%
2012		1,299		$15.86		20,599	0.66%		-			14.84%
2011		1,311		$13.81		18,110	0.26%		-			-10.61%
2010		1,329		$15.45		20,531	0.39%		-			28.86%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2014		759	$29.83	to	$29.88	22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
2013		814	$28.46	to	$28.57	23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012		905	$24.83	to	$24.99	22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011		930	$22.29	to	$22.46	20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010		947	$23.09	to	$23.28	22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
Franklin Mutual Global Discovery Fund - Class R
2014		108	$13.50	to	$25.31	2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
2013		113	$13.03	to	$24.06	2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012		131	$10.55	to	$19.27	2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011		171	$15.28	to	$17.07	2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010		228	$15.81	to	$17.53	3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Biotechnology Discovery Fund - Advisor Class
2014	09/10/2014	7	$10.88	to	$14.12	$97	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Natural Resources Fund - Advisor Class
2014	08/27/2014	-	$7.30	to	$7.31	$3	(e)	1.15%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Small-Mid Cap Growth Fund - Class A
2014		14	$20.69	to	$23.71	$306	-	0.20%	to	1.45%	5.99%	to	7.29%
2013		36	$18.95	to	$22.10	$759	-	0.20%	to	1.75%	36.60%	to	38.30%
2012		36	$14.29	to	$15.98	$553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011		49	$12.78	to	$14.45	$673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010		47	$13.68	to	$15.12	$681	-	0.30%	to	1.75%	26.20%	to	28.04%
Franklin Small Cap Value VIP Fund - Class 2
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
2013		4,953	$15.61	to	$32.84	$144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012		5,113	$11.56	to	$24.11	$110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011		5,934	$9.85	to	$20.36	$109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010		6,233	$10.33	to	$21.19	$119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
Goldman Sachs Growth Opportunities Fund - Class IR Shares
2014	08/27/2014	-	$11.28	to	$11.29	$3	(e)	1.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Growth Fund of America® - Class R-3
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
2013		819	$15.26	to	$21.05	$15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012		847	$11.56	to	$15.78	$12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011		1,165	$9.71	to	$13.13	$14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010		1,342	$10.34	to	$13.84	$17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
Growth Fund of America® - Class R-4
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%
2013		18,546	$13.12	to	$21.64	$363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012		19,382	$9.90	to	$16.17	$287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011		21,865	$8.28	to	$13.42	$271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010		23,779	$8.79	to	$14.10	$313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
The Hartford Capital Appreciation Fund - Class R4
2014		-		$17.34		-	-		0.65%			6.64%
2013		-		$16.26		-	-		0.65%			40.78%
2012		14		$11.55		$159	0.60%		0.65%			19.44%
2011		18		$9.67		$173	1.65%		0.65%			-15.77%
2010	07/19/2010	17		$11.48		$190	(a)		0.65%			(a)
The Hartford Dividend And Growth Fund - Class R4
2014		-		$18.23		$5	-		0.65%			11.64%
2013		-		$16.33		$4	3.02%		0.65%			30.12%
2012		21		$12.55		$261	1.38%		0.65%			12.15%
2011		2		$11.19		$28	-		0.65%			0.27%
2010	06/29/2010	4		$11.16		$46	(a)		0.65%			(a)
Income Fund of America® - Class R-3
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
2013		131	$16.49	to	$19.23	$2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012		129	$14.22	to	$16.33	$1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011		153	$13.10	to	$14.63	$2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010		147	$12.33	to	$13.91	$1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ivy Science and Technology Fund - Class Y
2014	08/15/2014	3	$10.84	to	$10.85	$31	(e)	0.95%	to	1.15%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
2013		3	$30.58	to	$47.51	$153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012		4	$25.63	to	$40.04	$174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011		4	$22.71	to	$35.79	$151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010		7	$22.50	to	$35.55	$242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
2013		7	$29.17	to	$46.45	$326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012		11	$22.19	to	$35.53	$365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011		11	$19.05	to	$30.67	$322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010		12	$19.46	to	$31.51	$363	-	0.45%	to	1.50%	24.01%	to	25.27%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
2013		1	$21.24	to	$31.08	$38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012		1	$21.52	to	$31.52	$40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011		2	$20.09	to	$29.46	$65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010		3	$18.80	to	$27.94	$66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
Janus Aspen Series Global Research Portfolio - Institutional Shares
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
2013		6	$15.43	to	$29.59	$161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012		6	$12.10	to	$23.33	$135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011		6	$10.15	to	$19.68	$114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010		8	$11.85	to	$23.10	$164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional Shares
2014		3	$14.52	to	$35.95	$82	-	0.50%	to	1.25%	11.61%	to	12.40%
2013		3	$12.96	to	$32.19	$78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012		4	$10.04	to	$24.98	$70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011		4	$8.54	to	$21.31	$57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010		5	$9.10	to	$22.41	$82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
JPMorgan Equity Income Fund - Select Class Shares
2014	08/11/2014	6	$11.00	to	$11.03	$68	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
JPMorgan Government Bond Fund - Select Class Shares
2014		42		$10.02		$426	1.50%		0.95%			4.59%
2013		25		$9.58		$242	5.56%		0.95%			-4.58%
2012	11/05/2012	1		$10.04		$10	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Lazard Emerging Markets Equity Portfolio - Open Shares
2014		-		$11.72		-	(f)		0.70%			(f)
2013	09/25/2013	-		$12.30		-	(d)		0.80%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2014		322	$12.32	to	$14.54	$4,184	0.22%	0.00%	to	1.50%	12.20%	to	13.95%
2013		339	$10.98	to	$12.76	$3,922	0.29%	0.00%	to	1.50%	30.71%	to	32.57%
2012		571	$8.40	to	$9.63	$5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011		452	$8.09	to	$9.13	$3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010		287	$8.72	to	$9.70	$2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ClearBridge Aggressive Growth Fund - Class I
2014	08/15/2014	9	$11.02	to	$11.10	$96	(e)	0.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
LKCM Aquinas Growth Fund
2014		25		$13.87		$348	-		0.90%			0.36%
2013		30		$13.82		$411	-		0.90%			25.64%
2012		31		$11.00		$337	-		0.90%			9.45%
2011		29		$10.05		$291	-		0.90%			0.60%
2010		28	$9.99	to	$11.93	$316	-	0.90%	to	1.05%	15.32%	to	15.49%
Loomis Sayles Small Cap Value Fund - Retail Class
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
2013		921	$16.41	to	$17.86	$15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012		838	$12.29	to	$13.17	$10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
2011		668	$10.75	to	$11.35	$7,314	-	0.00%	to	1.50%	-3.24%	to	-1.82%
2010		413	$11.11	to	$11.56	$4,646	0.50%	0.00%	to	1.50%	22.90%	to	24.70%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2014	05/19/2014	37	$9.99	to	$10.01	$373	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Loomis Sayles Value Fund - Class Y
2014	09/29/2014	-		$10.81		-	(e)		0.95%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Developing Growth Fund - Class A
2014		11	$23.92	to	$25.56	$274	-	0.20%	to	1.55%	1.97%	to	3.06%
2013		11	$23.49	to	$24.80	$259	-	0.20%	to	1.60%	54.74%	to	56.86%
2012		6	$15.18	to	$15.81	$93	-	0.20%	to	1.60%	8.85%	to	9.75%
2011		5	$13.96	to	$14.26	$77	-	0.55%	to	1.65%		-2.55%
2010	07/30/2010	1	$14.51	to	$14.57	$19	(a)	0.60%	to	1.05%		(a)
Lord Abbett Core Fixed Income Fund - Class A
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
2013		4	$10.56	to	$10.78	$46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012		5	$10.97	to	$11.13	$59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%
2011		5	$10.52	to	$10.61	$51	3.64%	0.90%	to	1.45%		3.93%
2010	8/6/2010	-		$10.17		$4	(a)		1.15%			(a)
Lord Abbett Mid Cap Stock Fund - Class A
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
2013		50	$17.14	to	$21.96	$997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012		63	$13.75	to	$17.02	$960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
2011		102	$11.90	to	$15.01	$1,343	0.14%	0.55%	to	1.75%	-5.63%	to	-4.54%
2010		106	$12.61	to	$15.79	$1,451	0.40%	0.60%	to	1.75%	23.39%	to	24.77%
Lord Abbett Small Cap Value Fund - Class A
2014		47	$24.45	to	$27.41	$1,254	-	0.55%	to	1.60%	0.29%	to	1.33%
2013		55	$24.38	to	$27.05	$1,450	-	0.55%	to	1.60%	31.57%	to	32.92%
2012		60	$18.53	to	$20.35	$1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011		63	$17.03	to	$18.50	$1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010		92	$18.14	to	$19.44	$1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
Lord Abbett Fundamental Equity Fund - Class A
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
2013		15	$16.90	to	$17.85	$264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012		12	$12.57	to	$13.09	$158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	03/16/2011	4	$11.52	to	$11.85	$45	(b)	0.20%	to	1.65%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
2013		5,161	$12.46	to	$24.10	$104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012		6,044	$9.65	to	$18.71	$95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011		6,523	$8.50	to	$16.51	$90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010		6,716	$8.93	to	$17.37	$98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
MainStay Large Cap Growth Fund - Class R3
2014		-		$20.77		$2	-		-			9.89%
2013		34		$18.90		$637	-		-			35.97%
2012	02/15/2012	31		$13.90		$424	(c)		-			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Massachusetts Investors Growth Stock Fund - Class A
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
2013		34	$17.90	to	$20.16	$660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012		49	$13.52	to	$15.05	$718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011		33	$12.20	to	$12.95	$428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010		29	$12.33	to	$12.81	$371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
Metropolitan West Total Return Bond Fund - Class M Shares
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
2013	05/15/2013	358	$9.71	to	$9.77	$3,490	(d)	0.30%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
MFS® New Discovery Fund - Class R3
2014	08/13/2014	-	$10.55	to	$10.57	$1	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MFS® International Value Fund - Class R3
2014	08/15/2014	1	$9.77	to	$9.78	$13	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Neuberger Berman Genesis Fund - Trust Class
2014		27	$17.09	to	$18.14	$473	-	0.35%	to	1.70%	-1.23%	to	-0.66%
2013		11	$17.41	to	$18.26	$198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012		7	$12.94	to	$13.39	$95	-	0.35%	to	1.75%		8.44%
2011	03/08/2011	5	$11.99	to	$12.15	$66	(b)	0.85%	to	1.80%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Neuberger Berman Socially Responsive Fund - Trust Class
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
2013		930	$13.84	to	$16.45	$14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012		779	$10.12	to	$11.95	$8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011		1,002	$9.22	to	$10.81	$10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010		660	$9.77	to	$11.18	$7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
New Perspective Fund® - Class R-3
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
2013		110	$19.96	to	$22.93	$2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012		122	$15.94	to	$18.14	$2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011		236	$13.33	to	$15.07	$3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010		266	$14.70	to	$16.36	$4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
New Perspective Fund® - Class R-4
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%
2013		5,241	$12.84	to	$24.03	$114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012		5,050	$10.22	to	$18.95	$88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011		4,619	$8.77	to	$15.69	$67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010		4,588	$9.50	to	$16.99	$72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds New World Fund® - Class R-4
2014	08/13/2014	3	$9.46	to	$9.53	$27	(e)	0.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Nuveen Global Infrastructure Fund - Class I
2014	05/15/2014	115	$10.45	to	$10.46	$1,197	(e)	1.00%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Nuveen U.S. Infrastructure Income Fund - Class I
2014	06/23/2014	10	$20.68	to	$20.75	$204	(e)	0.70%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer Capital Appreciation Fund - Class A
2014		6	$16.51	to	$17.35	$104	-	0.75%	to	1.20%	13.63%	to	14.22%
2013		7	$14.53	to	$15.42	$106	-	0.60%	to	1.20%	27.79%	to	28.50%
2012		44	$11.27	to	$12.00	$520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011		39	$10.05	to	$10.62	$400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010		43	$10.23	to	$10.85	$456	-	0.60%	to	1.45%	7.57%	to	8.50%
Oppenheimer Developing Markets Fund - Class A
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
2013		4,033	$12.12	to	$92.59	$280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012		4,295	$11.29	to	$85.45	$275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%
2011		4,737	$9.42	to	$70.71	$259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%
2010		4,842	$11.61	to	$86.33	$325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class Y
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%
2013		3,321	$11.78	to	$11.85	$39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	09/04/2012	3,248	$10.89	to	$10.91	$35,375	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Gold & Special Minerals Fund - Class A
2014		4	$4.82	to	$5.20	$21	-	0.20%	to	1.75%	-16.75%	to	-15.58%
2013		3	$5.79	to	$6.16	$15	-	0.20%	to	1.75%	-48.60%	to	-47.88%
2012		1	$11.40	to	$11.82	$16	(f)	0.20%	to	1.45%		(f)
2011		1	$12.79	to	$12.89	$7	(f)	0.80%	to	1.20%		(f)
2010	07/26/2010	2		$17.52		$38	(a)		0.60%			(a)
Oppenheimer International Bond Fund - Class A
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
2013		13	$10.79	to	$11.17	$141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012		11	$11.49	to	$11.74	$128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
2011		13	$10.50	to	$10.65	$134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
2010	07/14/2010	5	$10.71	to	$10.76	$52	(a)	0.85%	to	1.45%		(a)
Oppenheimer International Growth Fund - Class Y
2014	07/15/2014	1	$9.09	to	$9.11	$10	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer International Small Company Fund - Class Y
2014	08/01/2014	1	$9.75	to	$9.77	$12	(e)	0.95%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2014		2	$7.23	to	$14.61	$15	-	1.25%	to	1.50%	4.33%	to	4.43%
2013		4	$6.93	to	$13.99	$46	-	1.25%	to	1.50%	33.78%	to	34.26%
2012		5	$5.18	to	$10.42	$41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011		2	$4.51	to	$9.06	$11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010		3	$4.53	to	$9.07	$15	-	1.25%	to	1.50%	25.48%	to	25.80%
Oppenheimer Global Fund/VA
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
2013		8	$18.96	to	$35.66	$261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012		9	$15.16	to	$28.15	$226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
2011		10	$12.73	to	$23.58	$207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
2010		12	$14.14	to	$25.57	$281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
Oppenheimer Global Strategic Income Fund/VA
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%
2013		5	$20.30	to	$22.49	$99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012		5	$20.58	to	$22.66	$109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011		5	$18.36	to	$20.08	$106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010		6	$18.43	to	$20.15	$112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
Oppenheimer Main Street Fund®/VA
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
2013		6	$12.74	to	$14.56	$77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012		7	$9.81	to	$11.19	$67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011		8	$8.52	to	$9.69	$65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010		8	$8.65	to	$9.82	$74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
Oppenheimer Main Street Small Cap Fund®/VA
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
2013		1,167	$15.46	to	$24.07	$23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012		718	$11.06	to	$17.24	$10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011		711	$9.46	to	$14.76	$9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010		763	$9.76	to	$15.25	$10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Small Cap FundSM
2014	12/08/2014	-		$12.46		-	(e)		1.00%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Parnassus Core Equity FundSM - Investor Shares
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
2013		547	$13.33	to	$22.01	$7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012		59	$10.04	to	$16.12	$622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	09/28/2011	3		$14.03		$42	(b)		1.25%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Pax World Balanced Fund - Individual Investor Class
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
2013		3,309	$11.40	to	$17.04	$49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012		3,574	$9.88	to	$14.64	$46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011		4,035	$8.96	to	$13.16	$47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010		4,354	$9.21	to	$13.40	$52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2014	06/30/2014	2	$7.36	to	$7.38	$14	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
PIMCO Real Return Portfolio - Administrative Class
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
2013		10,069	$12.89	to	$16.22	$148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012		16,021	$14.33	to	$17.87	$260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011		13,442	$13.30	to	$16.43	$201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010		11,633	$12.01	to	$14.71	$158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y Shares
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%
2013		358		$12.71		$4,551	2.90%		0.95%			28.00%
2012	09/17/2012	111		$9.93		$1,099	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Pioneer High Yield Fund - Class A Shares
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
2013		108	$16.32	to	$19.03	$1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012		133	$14.79	to	$16.98	$2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011		303	$13.09	to	$14.80	$4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010		338	$13.37	to	$15.09	$4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
Pioneer Strategic Income Fund - Class A Shares
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
2013		110	$11.89	to	$12.55	$1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012		124	$11.90	to	$12.39	$1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	05/09/2011	22	$10.98	to	$11.16	$248	(b)	0.20%	to	1.05%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2014		1,392	$5.82	to	$7.98	$10,371	0.74%	0.00%	to	1.60%	-13.99%	to	-12.31%
2013		1,506	$6.71	to	$9.13	$12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012		1,799	$6.91	to	$9.31	$15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011		2,217	$6.23	to	$8.32	$17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010		2,736	$8.20	to	$10.86	$28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
Pioneer Equity Income VCT Portfolio - Class I
2014	10/06/2014	-		$21.36		$9	(e)		1.05%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I Shares
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
2013		1,731	$14.70	to	$19.47	$30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012		1,725	$13.24	to	$17.39	$27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011		1,673	$11.51	to	$14.89	$23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010		1,601	$11.81	to	$15.12	$22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
Prudential Jennison Utility Fund - Class Z
2014	08/14/2014	2	$9.91	to	$10.70	$23	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Columbia Diversified Equity Income Fund - Class K Shares
2014		789	$13.30	to	$14.70	$10,975	1.26%	0.00%	to	1.50%	10.10%	to	11.79%
2013		759	$12.08	to	$13.15	$9,524	1.54%	0.00%	to	1.50%	28.78%	to	30.85%
2012		742	$9.38	to	$10.05	$7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
2011		691	$8.28	to	$8.74	$5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010		592	$8.85	to	$9.21	$5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
Columbia Diversified Equity Income Fund - Class R4 Shares
2014		8	$13.99	to	$14.46	$114	(f)	0.10%	to	0.60%		(f)
2013		10	$12.65	to	$12.91	$122	1.90%	0.15%	to	0.50%		30.93%
2012		9	$9.56	to	$9.86	$88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
2011		8	$8.40	to	$8.60	$68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010		18	$8.96	to	$9.12	$160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
Royce Total Return Fund - K Class
2014		-		$17.99		$2	-		1.40%			-0.39%
2013		-		$18.06		$2	-		1.40%			30.40%
2012		-		$13.85		$1	(f)		1.40%			(f)
2011	11/30/2011	-		$12.31		-	(b)		1.30%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2014		872	$13.14	to	$14.52	$11,841	-	0.00%	to	1.50%	0.31%	to	1.82%
2013		902	$13.10	to	$14.26	$12,144	-	0.00%	to	1.50%	27.43%	to	29.40%
2012		755	$10.28	to	$11.02	$7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011		764	$8.55	to	$9.03	$6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010		681	$10.13	to	$10.54	$6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
T. Rowe Price Mid-Cap Value Fund - R Class
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
2013		40	$21.36	to	$24.42	$928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012		44	$16.61	to	$18.49	$777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011		42	$14.15	to	$15.55	$625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010		51	$15.13	to	$16.44	$803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
T. Rowe Price Value Fund - Advisor Class
2014		18		$18.33		$330	0.98%		1.00%			12.04%
2013		17		$16.36		$285	1.17%		1.00%			35.54%
2012		19		$12.07		$226	1.50%		1.00%			17.99%
2011		17		$10.23		$173	1.19%		1.00%			-3.13%
2010		15		$10.56		$163	2.21%		1.00%			14.66%
Templeton Foreign Fund - Class A
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
2013		94	$12.19	to	$19.97	$1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012		77	$9.79	to	$15.76	$1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011		84	$11.94	to	$13.34	$1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010		74	$13.92	to	$15.34	$1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
Templeton Global Bond Fund - Advisor Class
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%
2013		3,706	$10.76	to	$10.83	$39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	09/04/2012	3,507	$10.56	to	$10.57	$37,035	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
2013		8,567	$10.78	to	$35.87	$200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012		8,916	$10.72	to	$35.09	$204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
2011		9,995	$9.37	to	$30.30	$209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
2010		9,629	$13.96	to	$31.04	$207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
Third Avenue Real Estate Value Fund - Institutional Class
2014	08/27/2014	-	$10.49	to	$10.50	$4	(e)	0.95%	to	1.15%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Thornburg International Value Fund - Class R4
2014		4	$12.35	to	$12.69	$45	-	0.60%	to	1.15%		-6.42%
2013		3	$13.17	to	$13.56	$46	-	0.60%	to	1.35%		13.73%
2012		3	$11.58	to	$11.73	$34	(f)	0.90%	to	1.35%		(f)
2011	01/10/2011	5	$10.28	to	$10.31	$55	(b)	0.60%	to	0.75%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
USAA Precious Metals and Minerals Fund - Adviser Shares
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%
2013		1,843	$3.61	to	$3.76	$6,749	-	0.00%	to	1.50%	-52.19%	to	-51.42%
2012		1,062	$7.55	to	$7.74	$8,081	-	0.00%	to	1.50%	-13.42%	to	-12.05%
2011	05/11/2011	552	$8.71	to	$8.80	$4,823	(b)	0.00%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Diversified Value Portfolio
2014		5	$19.03	to	$21.29	$116	1.79%	0.95%	to	2.00%	7.64%	to	8.79%
2013		5	$17.68	to	$19.57	$107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012		6	$13.94	to	$15.27	$87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
2011		6	$12.21	to	$13.23	$82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
2010		7	$11.98	to	$12.85	$86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Equity Income Portfolio
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
2013		12	$18.44	to	$20.31	$245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012		29	$14.46	to	$15.64	$446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011		25	$13.01	to	$14.00	$351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010		24	$12.04	to	$12.78	$303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
Small Company Growth Portfolio
2014		1	$21.65	to	$24.22	$24	-	0.95%	to	2.00%	1.36%	to	2.41%
2013		1	$21.36	to	$23.65	$23	-	0.95%	to	2.00%	43.64%	to	45.18%
2012		2	$14.87	to	$16.29	$25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011		6	$13.23	to	$14.34	$92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010		8	$13.32	to	$14.29	$110	-	0.95%	to	2.00%	29.19%	to	30.62%
Victory Integrity Small-Cap Value Fund - Class Y Shares
2014	08/22/2014	1	$10.75	to	$10.81	$6	(e)	0.10%	to	0.95%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Victory Small Company Opportunity Fund - Class R
2014		1	$19.05	to	$19.38	$25	-	0.80%	to	1.15%	4.96%	to	5.33%
2013		1	$18.08	to	$18.40	$20	-	0.80%	to	1.25%	30.92%	to	31.05%
2012		1	$13.81	to	$14.07	$13	-	0.60%	to	1.25%		11.23%
2011	02/08/2011	-		$12.65		$1	(b)		0.60%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Balanced Portfolio - Class I
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
2013		10,790	$12.18	to	$48.94	$317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012		12,021	$10.53	to	$42.33	$305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011		13,209	$9.35	to	$37.60	$299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010		14,952	$9.56	to	$38.46	$347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth Opportunities Fund - Class A
2014		5	$19.56	to	$19.88	$100	-	1.00%	to	1.15%		11.58%
2013		6		$17.53		$107	-		1.15%			26.94%
2012	12/24/2012	5		$13.81		$63	(c)		1.15%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Large Cap Value Fund - Class A
2014		-		$13.27		$7	-		0.50%			9.04%
2013	07/12/2013	-		$12.17		$6	(d)		0.50%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Real Estate Fund - Class A
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%
2013		89	$19.24	to	$22.44	$1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012		92	$19.20	to	$22.05	$1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011		114	$17.05	to	$19.12	$2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010		117	$15.50	to	$17.49	$1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
Voya GNMA Income Fund - Class A
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
2013		294	$10.58	to	$16.86	$3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012		338	$10.94	to	$17.22	$4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011		355	$10.80	to	$16.78	$4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010		367	$10.20	to	$15.66	$4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
Voya Intermediate Bond Fund - Class A
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
2013		141	$12.95	to	$15.10	$2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012		225	$13.25	to	$15.21	$3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011		251	$12.36	to	$13.98	$3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010		326	$11.66	to	$12.97	$4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
2013		14,430	$12.72	to	$102.02	$348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012		16,602	$12.85	to	$103.21	$408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011		17,019	$11.86	to	$95.33	$386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010		17,564	$11.13	to	$89.57	$383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
Voya Intermediate Bond Portfolio - Class S
2014		69		$14.28		$981	3.04%		0.35%			6.17%
2013		74		$13.45		$993	2.92%		0.35%			-0.74%
2012		89		$13.55		$1,202	4.71%		0.35%			8.66%
2011		74		$12.47		$922	5.44%		0.35%			6.95%
2010		44		$11.66		$511	5.81%		0.35%			9.07%
Voya Global Perspectives Portfolio - Class I
2014	05/12/2014	91	$10.13	to	$10.21	$922	(e)	0.25%	to	1.50%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Resources Portfolio - Institutional Class
2014		2		$12.40		$25	(f)		0.05%			(f)
2013		2		$13.82		$28	-		0.20%			13.65%
2012		2		$12.16		$26	-		0.20%			-2.80%
2011		2		$12.51		$30	-		0.20%			-9.08%
2010		2		$13.76		$33	-		0.20%			21.66%
Voya Global Resources Portfolio - Service Class
2014		7,446	$8.43	to	$13.13	$82,002	1.13%	0.00%	to	1.50%	-13.10%	to	-11.77%
2013		7,743	$9.64	to	$14.93	$97,667	0.94%	0.00%	to	1.50%	11.89%	to	13.63%
2012		9,081	$8.56	to	$13.18	$101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011		10,492	$8.89	to	$13.59	$122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010		10,301	$9.88	to	$15.01	$133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Adviser Class
2014		4		$11.83		$44	6.67%		0.35%			0.51%
2013		4		$11.77		$46	6.19%		0.35%			4.81%
2012		5		$11.23		$51	5.00%		0.35%			13.32%
2011	07/18/2011	3		$9.91		$29	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Institutional Class
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
2013		2,397	$11.00	to	$17.24	$31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012		2,180	$10.44	to	$16.43	$28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011		697	$14.47	to	$14.50	$10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010		491	$13.96	to	$13.98	$6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
Voya High Yield Portfolio - Service Class
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
2013		1,517	$15.78	to	$19.70	$27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012		1,792	$15.08	to	$18.65	$30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011		1,538	$13.34	to	$16.36	$23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010		1,397	$12.89	to	$15.66	$20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
Voya Large Cap Growth Portfolio - Adviser Class
2014		12		$17.69		$210	-		0.35%			12.60%
2013		12		$15.71		$187	0.58%		0.35%			29.83%
2012		13		$12.10		$155	0.75%		0.35%			17.13%
2011	01/21/2011	11		$10.33		$113	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Growth Portfolio - Institutional Class
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
2013		16,193	$15.41	to	$21.32	$254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012		15,966	$11.94	to	$16.43	$193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
2011	01/21/2011	12,873	$10.27	to	$14.05	$133,022	(b)	0.00%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
2013		110	$15.63	to	$24.06	$1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012		25	$12.06	to	$13.93	$338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%
2011		25	$10.32	to	$15.22	$266	0.11%	0.00%	to	1.40%		1.74%
2010		217	$14.96	to	$15.29	$3,252	0.33%	0.00%	to	0.50%	13.68%	to	14.19%
Voya Large Cap Value Portfolio - Adviser Class
2014		2		$11.53		$24	-		0.35%			8.98%
2013	09/06/2013	3		$10.58		$29	(d)		0.35%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Large Cap Value Portfolio - Institutional Class
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
2013		27,029	$11.74	to	$14.08	$342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012		22,249	$9.15	to	$10.76	$217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
2011		24,706	$8.14	to	$9.38	$212,312	1.28%	0.00%	to	1.95%	1.50%	to	3.53%
2010		16,432	$8.02	to	$9.06	$137,628	2.49%	0.00%	to	1.95%	17.08%	to	19.37%
Voya Large Cap Value Portfolio - Service Class
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%
2013		100	$11.22	to	$13.29	$1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012		72	$9.24	to	$9.91	$708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
2011		95	$8.21	to	$8.71	$821	1.94%	0.50%	to	1.55%		2.18%
2010		-		$8.26		$3	-		1.05%			18.00%
Voya Limited Maturity Bond Portfolio - Adviser Class
2014		2		$10.06		$19	-		0.35%			-
2013		2		$10.06		$18	-		0.35%			-
2012	01/23/2012	2		$10.06		$17	(c)		0.35%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2014		1,061	$13.93	to	$17.64	$17,240	0.99%	0.00%	to	1.95%	13.13%	to	15.65%
2013		1,721	$12.19	to	$15.44	$24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012		1,794	$9.41	to	$11.93	$19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011		1,981	$8.60	to	$10.90	$19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010		1,963	$9.06	to	$11.50	$20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2014		25	$14.88	to	$15.88	$382	1.11%	0.75%	to	1.50%	13.24%	to	14.08%
2013		25	$13.14	to	$13.92	$338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012		26	$10.24	to	$10.73	$273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011		28	$9.42	to	$9.80	$271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010		46	$10.00	to	$10.52	$473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
Voya U.S. Bond Index Portfolio - Class I
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
2013		777	$11.32	to	$12.52	$9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012		937	$11.83	to	$12.85	$11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%
2011		794	$11.71	to	$12.37	$9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
2010		477	$11.09	to	$11.54	$5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
Voya U.S. Stock Index Portfolio - Institutional Class
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
2013		802	$13.72	to	$19.93	$14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012		534	$10.44	to	$15.09	$7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011		532	$11.84	to	$13.03	$6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010		473	$11.98	to	$12.80	$6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2014		4		$10.38		$43	1.85%		0.35%			1.76%
2013		6		$10.20		$65	-		0.35%			-9.41%
2012		9		$11.26		$97	-		0.35%			5.73%
2011	11/10/2011	7		$10.65		$74	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Adviser Class
2014		1		$12.91		$7	-		0.35%			12.95%
2013		1		$11.43		$6	-		0.35%			2.97%
2012		1		$11.10		$7	-		0.35%			24.72%
2011	07/18/2011	-		$8.90		$2	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Global Real Estate Portfolio - Institutional Class
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
2013		6,640	$12.01	to	$13.02	$82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012		6,449	$11.73	to	$12.52	$77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011		5,765	$9.44	to	$9.93	$55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010		5,816	$10.11	to	$10.47	$59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
VY® Clarion Real Estate Portfolio - Adviser Class
2014		4		$14.69		$53	2.20%		0.35%			28.97%
2013		3		$11.39		$38	-		0.35%			1.33%
2012		4		$11.24		$41	-		0.35%			14.69%
2011	08/15/2011	2		$9.80		$18	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Real Estate Portfolio - Institutional Class
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
2013		145	$12.34	to	$13.34	$1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012		175	$12.31	to	$13.17	$2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011		188	$10.84	to	$11.48	$2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010		182	$10.07	to	$10.56	$1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
VY® Clarion Real Estate Portfolio - Service Class
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
2013		3,817	$11.47	to	$14.09	$50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012		4,181	$11.34	to	$13.80	$54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011		4,216	$9.91	to	$11.95	$48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010		3,935	$9.13	to	$10.91	$41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2014		2,466	$15.01	to	$15.17	$37,011	0.43%	0.00%	to	0.45%	5.78%	to	6.23%
2013		2,570	$14.19	to	$14.28	$36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	09/04/2012	2,655	$10.45	to	$10.47	$27,744	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		2,450	$14.79	to	$24.45	$54,794	0.23%	0.00%	to	1.60%	4.34%	to	6.04%
2013		2,805	$14.08	to	$23.06	$59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012		3,077	$10.44	to	$16.96	$48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%
2011		4,580	$9.19	to	$14.79	$64,098	0.20%	0.00%	to	1.60%	-12.28%	to	-10.93%
2010		4,086	$10.41	to	$16.61	$64,558	0.15%	0.00%	to	1.80%	26.45%	to	28.45%
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
2014		3		$13.88		$40	-		0.35%			5.47%
2013		3		$13.16		$38	-		0.35%			35.39%
2012		1		$9.72		$8	-		0.35%			14.08%
2011	05/17/2011	1		$8.52		$12	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Invesco Growth and Income Portfolio - Institutional Class
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
2013		886	$13.84	to	$13.93	$12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	09/04/2012	634	$10.36	to	$10.38	$6,568	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® Invesco Growth and Income Portfolio - Service Class
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
2013		1,496	$13.18	to	$18.79	$25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012		1,367	$9.94	to	$14.04	$17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011		1,721	$8.75	to	$12.25	$19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010		1,829	$9.03	to	$12.52	$21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2014		18		$17.88		$321	0.68%		0.35%			0.17%
2013		15		$17.85		$265	0.70%		0.35%			-6.40%
2012		16		$19.07		$307	-		0.35%			18.30%
2011		18		$16.12		$286	0.87%		0.35%			-18.83%
2010		20		$19.86		$405	0.48%		0.35%			19.49%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
2013		1,302	$18.57	to	$18.67	$24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012		1,631	$19.87	to	$19.94	$32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011		1,715	$16.84	to	$16.87	$28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010		1,953	$20.75	to	$20.78	$40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
2013		973	$8.88	to	$23.46	$20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012		1,166	$9.51	to	$24.70	$26,309	-	0.00%	to	1.50%	17.35%	to	19.08%
2011		1,268	$8.05	to	$20.76	$23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
2010		1,441	$9.94	to	$25.42	$33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2014		1		$15.89		$24	-		0.35%			7.51%
2013		1		$14.78		$22	-		0.35%			38.13%
2012		1		$10.70		$16	-		0.35%			17.84%
2011	08/08/2011	1		$9.08		$9	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
2013		1,325	$14.69	to	$14.78	$19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	09/04/2012	851	$10.59	to	$10.60	$9,013	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%
2013		816	$16.48	to	$24.02	$17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012		524	$11.97	to	$17.29	$8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
2011		631	$10.18	to	$14.57	$8,714	0.37%	0.00%	to	1.50%	-2.80%	to	-1.29%
2010		466	$10.41	to	$14.76	$6,554	0.28%	0.00%	to	1.50%	24.86%	to	26.70%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2014		2		$13.79		$30	2.99%		0.35%			3.53%
2013		3		$13.32		$37	2.94%		0.35%			18.61%
2012		3		$11.23		$31	4.35%		0.35%			14.94%
2011	08/08/2011	1		$9.77		$15	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2014		27		$14.83		$403	1.07%		0.35%			11.42%
2013		26		$13.31		$346	1.11%		0.35%			21.33%
2012		18		$10.97		$195	1.76%		0.35%			13.68%
2011	05/17/2011	15		$9.65		$146	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
2013		12,616	$12.66	to	$12.74	$159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	09/04/2012	10,830	$10.38	to	$10.40	$112,414	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
2013		25,445	$14.93	to	$20.92	$489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012		23,795	$12.33	to	$17.12	$377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
2011		28,088	$10.86	to	$14.95	$396,097	1.97%	0.00%	to	1.55%	1.28%	to	2.89%
2010		25,529	$10.65	to	$14.53	$352,842	1.74%	0.00%	to	1.55%	12.32%	to	13.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
2013		109		$16.52		$1,793	1.34%		0.35%			28.86%
2012		128		$12.82		$1,638	1.75%		0.35%			16.23%
2011		131		$11.03		$1,447	1.86%		0.35%			-1.52%
2010		121		$11.20		$1,354	1.31%		0.35%			14.17%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%
2013		5,436	$12.93	to	$26.63	$122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012		5,641	$10.06	to	$20.53	$104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
2011		6,232	$8.66	to	$17.51	$100,170	1.97%	0.00%	to	1.50%	-2.41%	to	-0.89%
2010		6,508	$8.82	to	$17.67	$106,214	1.54%	0.00%	to	1.65%	13.06%	to	15.00%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
2013		12		$10.22		$120	0.90%		0.35%			13.56%
2012		11		$9.00		$102	-		0.35%			17.96%
2011		11		$7.63		$83	3.66%		0.35%			-13.00%
2010		9		$8.77		$81	0.78%		0.35%			13.02%
VY® T. Rowe Price International Stock Portfolio - Service Class
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
2013		487	$8.81	to	$17.64	$7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012		527	$7.78	to	$15.43	$7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011		564	$6.61	to	$12.99	$6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010		579	$7.60	to	$14.82	$8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
VY® Templeton Global Growth Portfolio - Institutional Class
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
2013		39	$20.02	to	$21.46	$813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012		52	$15.51	to	$16.42	$841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011		53	$12.90	to	$13.54	$709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010		52	$13.78	to	$14.41	$735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
2013		511	$12.10	to	$14.47	$6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012		458	$9.34	to	$11.11	$4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011		438	$7.74	to	$9.14	$3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010		395	$8.29	to	$9.72	$3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
Voya Money Market Portfolio - Class I
2014		16,143	$9.74	to	$56.50	$236,364	-	0.00%	to	1.80%	-1.51%	to	0.10%
2013		18,772	$9.87	to	$56.80	$281,491	-	0.00%	to	1.85%		-1.79%
2012		19,232	$10.05	to	$57.08	$295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
2011		21,788	$10.14	to	$57.32	$341,904	0.00%	0.00%	to	1.60%	-1.51%	to	0.06%
2010		21,616	$10.23	to	$57.51	$342,560	0.02%	0.00%	to	1.85%	-1.61%	to	0.29%
Voya Global Real Estate Fund - Class A
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
2013		7	$18.51	to	$19.30	$135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012		5	$18.11	to	$18.72	$92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%
2011		4	$14.90	to	$15.02	$63	3.60%	0.50%	to	0.80%		-6.35%
2010		3	$15.91	to	$15.95	$48	2.78%	0.65%	to	0.80%		13.89%
Voya Multi-Manager International Small Cap Fund - Class A
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
2013		23	$20.33	to	$22.67	$500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012		25	$15.64	to	$17.64	$418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
2011		79	$13.14	to	$14.68	$1,134	1.38%	0.00%	to	1.40%	-18.79%	to	-17.62%
2010		101	$15.79	to	$17.82	$1,766	0.41%	0.00%	to	1.75%	22.40%	to	24.53%
Voya Aggregate Bond Portfolio - Adviser Class
2014		124		$15.23		$1,890	1.54%		0.35%			4.46%
2013		137		$14.58		$1,995	3.13%		0.35%			-2.41%
2012		179		$14.94		$2,675	2.97%		0.35%			7.25%
2011		185		$13.93		$2,578	2.89%		0.35%			2.58%
2010		147		$13.58		$1,991	3.43%		0.35%			6.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Aggregate Bond Portfolio - Initial Class
2014		216	$10.99	to	$11.69	$2,478	2.05%	0.00%	to	1.40%	3.88%	to	5.41%
2013		105	$10.58	to	$11.09	$1,138	2.60%	0.00%	to	1.40%	-3.02%	to	-2.44%
2012		29	$10.91	to	$11.07	$322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	07/20/2011	8	$10.22	to	$10.29	$78	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Aggregate Bond Portfolio - Service Class
2014		10,309	$13.45	to	$18.94	$169,930	1.76%	0.00%	to	1.95%	3.12%	to	5.52%
2013		12,726	$12.90	to	$18.01	$201,227	3.35%	0.00%	to	1.95%	-3.80%	to	-1.85%
2012		15,755	$13.27	to	$18.35	$255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011		15,317	$12.41	to	$17.01	$232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010		15,339	$12.13	to	$16.48	$227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
Voya Global Bond Portfolio - Adviser Class
2014		19		$14.21		$272	0.34%		0.35%			-0.42%
2013		23		$14.27		$323	1.69%		0.35%			-4.87%
2012		26		$15.00		$388	5.74%		0.35%			6.99%
2011		29		$14.02		$413	7.47%		0.35%			2.94%
2010		35		$13.62		$471	3.38%		0.35%			14.74%
Voya Global Bond Portfolio - Initial Class
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%
2013		8,054	$12.33	to	$15.45	$113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012		10,197	$12.96	to	$16.05	$151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011		11,179	$12.12	to	$14.91	$155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010		11,430	$11.79	to	$14.38	$154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
Voya Global Bond Portfolio - Service Class
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
2013		76	$11.97	to	$13.18	$955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012		98	$12.68	to	$13.98	$1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011		72	$11.94	to	$13.18	$891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010		90	$11.68	to	$12.93	$1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2015 Portfolio - Initial Class
2014		44	$13.29	to	$17.03	$692	2.87%	0.10%	to	1.40%	4.62%	to	5.72%
2013		42	$12.69	to	$15.67	$631	2.66%	0.30%	to	1.40%	8.41%	to	9.05%
2012		20	$11.68	to	$14.37	$270	2.14%	0.80%	to	1.40%	9.01%	to	9.40%
2011	07/21/2011	1	$10.70	to	$13.08	$11	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2015 Portfolio - Service Class
2014		84	$13.88	to	$16.33	$1,310	1.48%	0.00%	to	1.20%	4.46%	to	5.71%
2013		41	$13.13	to	$15.49	$586	1.46%	0.00%	to	1.20%	8.80%	to	9.69%
2012		58	$11.97	to	$14.23	$787	1.79%	0.00%	to	0.80%	9.38%	to	10.22%
2011		44	$10.86	to	$13.01	$552	0.99%	0.00%	to	0.75%	0.08%	to	0.74%
2010	07/19/2010	5	$10.78	to	$13.00	$55	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2015 Portfolio - Service 2 Class
2014		89	$13.23	to	$14.27	$1,223	2.41%	0.00%	to	1.55%	4.01%	to	5.63%
2013		90	$12.72	to	$13.51	$1,185	2.12%	0.00%	to	1.55%	7.89%	to	9.57%
2012		82	$11.79	to	$12.33	$981	1.80%	0.00%	to	1.55%	8.36%	to	9.86%
2011		72	$10.88	to	$11.16	$798	2.29%	0.20%	to	1.55%	-0.91%	to	0.45%
2010	04/16/2010	62	$10.98	to	$11.11	$687	(a)	0.20%	to	1.55%		(a)
Voya Index Solution 2025 Portfolio - Initial Class
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
2013		73	$14.08	to	$17.87	$1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012		32	$12.14	to	$15.12	$476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
2011	07/21/2011	6	$10.86	to	$13.48	$78	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2025 Portfolio - Service Class
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
2013		64	$14.56	to	$17.47	$1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012		6	$12.44	to	$15.04	$87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
2011		4	$11.00	to	$13.40	$49	5.19%	0.00%	to	0.75%	-2.26%	to	-1.52%
2010	08/19/2010	2	$11.17	to	$13.71	$28	(a)	0.00%	to	0.75%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2025 Portfolio - Service 2 Class
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
2013		257	$14.16	to	$15.04	$3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012		204	$12.30	to	$12.87	$2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
2011		178	$11.07	to	$11.36	$2,003	1.87%	0.20%	to	1.55%	-3.23%	to	-1.90%
2010	04/16/2010	132	$11.44	to	$11.58	$1,519	(a)	0.20%	to	1.55%		(a)
Voya Index Solution 2035 Portfolio - Initial Class
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%
2013		72	$15.42	to	$19.54	$1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012		24	$15.41	to	$15.59	$372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
2011	07/05/2011	3	$13.53	to	$13.63	$42	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2035 Portfolio - Service Class
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
2013		30	$15.42	to	$18.77	$504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012		13	$12.64	to	$15.50	$169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%
2011		7	$10.98	to	$13.57	$80	1.96%	0.00%	to	0.75%	-3.96%	to	-3.26%
2010	08/12/2010	2	$11.35	to	$14.13	$22	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2035 Portfolio - Service 2 Class
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
2013		165	$15.03	to	$15.96	$2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012		141	$12.54	to	$13.11	$1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
2011		139	$11.07	to	$11.38	$1,557	1.59%	0.10%	to	1.55%	-4.90%	to	-3.48%
2010	04/16/2010	92	$11.64	to	$11.79	$1,083	(a)	0.10%	to	1.55%		(a)
Voya Index Solution 2045 Portfolio - Initial Class
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
2013		20	$15.87	to	$20.44	$380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012		3	$15.86	to	$16.05	$48	-	0.95%	to	1.40%	14.51%	to	15.14%
2011	09/19/2011	1	$13.85	to	$13.94	$17	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service Class
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
2013		20	$15.93	to	$19.65	$365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012		2	$12.84	to	$15.95	$34	-	0.00%	to	0.80%	14.94%	to	15.88%
2011		2	$11.08	to	$13.87	$19	-	0.00%	to	0.80%	-4.80%	to	-4.15%
2010	12/1/2010	-	$11.56	to	$14.57	$1	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2045 Portfolio - Service 2 Class
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%
2013		114	$15.50	to	$16.47	$1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012		101	$12.71	to	$13.30	$1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
2011		81	$11.16	to	$11.47	$923	1.19%	0.10%	to	1.55%	-5.82%	to	-4.42%
2010	04/16/2010	49	$11.85	to	$12.00	$584	(a)	0.10%	to	1.55%		(a)
Voya Index Solution 2055 Portfolio - Initial Class
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
2013		10	$15.31	to	$16.02	$153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012		2	$12.50	to	$12.64	$20	-	0.95%	to	1.35%		15.12%
2011	11/15/2011	-		$10.98		-	(b)		0.95%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2055 Portfolio - Service Class
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
2013		16	$15.12	to	$15.97	$246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012		16	$12.44	to	$12.86	$202	-	0.00%	to	1.25%	14.44%	to	15.86%
2011		6	$10.87	to	$11.10	$64	-	0.00%	to	1.25%	-5.04%	to	-4.15%
2010	10/11/2010	-	$11.51	to	$11.58	$3	(a)	0.00%	to	0.95%		(a)
Voya Index Solution 2055 Portfolio - Service 2 Class
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
2013		14	$15.01	to	$15.89	$217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012		7	$12.30	to	$12.82	$92	-	0.00%	to	1.55%	14.35%	to	14.89%
2011		5	$10.87	to	$10.97	$53	-	0.60%	to	1.15%		-5.21%
2010	6/22/2010	-		$11.51		-	(a)	0.90%	to	0.95%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Initial Class
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
2013	10/09/2013	1	$12.66	to	$14.45	$10	(d)	0.30%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution Income Portfolio - Service Class
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%
2013		58	$12.68	to	$14.49	$833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012		84	$11.77	to	$13.55	$1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
2011	02/09/2011	51	$10.84	to	$12.59	$645	(b)	0.00%	to	0.80%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution Income Portfolio - Service 2 Class
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
2013		21	$12.19	to	$12.95	$259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012		19	$11.50	to	$11.86	$226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%
2011		17	$10.78	to	$10.97	$186	2.89%	0.60%	to	1.55%	0.94%	to	1.86%
2010	04/16/2010	15	$10.68	to	$10.76	$160	(a)	0.65%	to	1.55%		(a)
Voya Solution 2015 Portfolio - Adviser Class
2014		63		$14.28		$905	2.30%		0.35%			5.08%
2013		68		$13.59		$919	3.01%		0.35%			8.55%
2012		70		$12.52		$874	3.93%		0.35%			10.70%
2011		71	$11.31	to	$12.12	$805	2.89%	0.00%	to	0.35%	-1.22%	to	-0.90%
2010		45	$11.45	to	$12.23	$512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
Voya Solution 2015 Portfolio - Initial Class
2014		260	$10.27	to	$11.93	$3,054	2.70%	0.00%	to	1.20%	5.55%	to	6.04%
2013		158	$11.18	to	$11.25	$1,766	3.75%	0.00%	to	0.45%	8.97%	to	9.44%
2012	09/04/2012	124	$10.26	to	$10.28	$1,276	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2015 Portfolio - Service Class
2014		4,708	$11.83	to	$15.86	$68,097	2.61%	0.00%	to	1.50%	4.18%	to	5.75%
2013		4,916	$11.29	to	$15.00	$67,703	3.22%	0.00%	to	1.50%	7.48%	to	9.16%
2012		5,266	$10.44	to	$13.75	$67,178	4.26%	0.00%	to	1.50%	9.77%	to	11.53%
2011		5,226	$9.45	to	$12.33	$60,328	3.23%	0.00%	to	1.50%	-2.19%	to	-0.68%
2010		4,993	$9.61	to	$12.42	$58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
Voya Solution 2015 Portfolio - Service 2 Class
2014		579	$13.44	to	$14.50	$8,129	2.43%	0.00%	to	1.55%	3.94%	to	5.61%
2013		756	$12.93	to	$13.73	$10,144	3.01%	0.00%	to	1.55%	7.30%	to	8.97%
2012		855	$12.05	to	$12.60	$10,582	3.80%	0.00%	to	1.55%	9.55%	to	11.21%
2011		1,241	$11.00	to	$11.33	$13,912	3.32%	0.00%	to	1.55%	-2.40%	to	-0.79%
2010	04/16/2010	1,297	$11.27	to	$11.42	$14,738	(a)	0.00%	to	1.55%		(a)
Voya Solution 2025 Portfolio - Adviser Class
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
2013		36		$13.96		$508	1.93%		0.35%			15.66%
2012		35		$12.07		$427	2.46%		0.35%			12.80%
2011		36		$10.70		$387	1.90%		0.35%			-3.69%
2010		32	$11.11	to	$12.08	$351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
Voya Solution 2025 Portfolio - Initial Class
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
2013		66	$12.01	to	$12.09	$788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	09/04/2012	50	$10.35	to	$10.37	$521	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2025 Portfolio - Service Class
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
2013		9,043	$11.28	to	$15.69	$131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012		8,785	$9.79	to	$13.48	$110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
2011		8,260	$8.71	to	$11.89	$92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%
2010		7,451	$9.07	to	$12.27	$86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service 2 Class
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%
2013		1,019	$14.25	to	$15.14	$15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012		1,219	$12.47	to	$13.04	$15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
2011		1,727	$11.17	to	$11.51	$19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
2010	04/16/2010	1,708	$11.73	to	$11.89	$20,208	(a)	0.00%	to	1.55%		(a)
Voya Solution 2035 Portfolio - Adviser Class
2014		12		$15.17		$183	1.51%		0.35%			4.98%
2013		15		$14.45		$215	1.25%		0.35%			19.72%
2012		22		$12.07		$266	1.99%		0.35%			14.41%
2011		32		$10.55		$338	1.12%		0.35%			-5.21%
2010		34	$11.13	to	$11.56	$379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
Voya Solution 2035 Portfolio - Initial Class
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
2013		142	$12.52	to	$12.59	$1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	09/04/2012	125	$10.42	to	$10.43	$1,299	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2035 Portfolio - Service Class
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
2013		8,079	$11.38	to	$16.41	$123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012		7,612	$9.54	to	$13.64	$96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011		6,862	$8.36	to	$11.85	$76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010		5,947	$8.85	to	$12.42	$70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
Voya Solution 2035 Portfolio - Service 2 Class
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
2013		889	$14.98	to	$15.91	$13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012		1,165	$12.66	to	$13.24	$15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011		1,444	$11.18	to	$11.52	$16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	04/16/2010	1,425	$11.93	to	$12.10	$17,154	(a)	0.00%	to	1.55%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%
2013		7		$14.56		$108	1.78%		0.35%			22.66%
2012		10		$11.87		$117	1.72%		0.35%			14.80%
2011		11		$10.34		$115	1.03%		0.35%			-5.74%
2010		7		$10.97		$80	0.02%		0.35%			14.51%
Voya Solution 2045 Portfolio - Initial Class
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
2013		102	$12.86	to	$12.94	$1,313	1.98%	0.00%	to	0.45%		23.18%
2012	09/04/2012	77		$10.44		$803	(c)		0.45%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2045 Portfolio - Service Class
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
2013		5,814	$11.28	to	$16.82	$90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012		5,506	$9.22	to	$13.63	$70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011		4,993	$8.06	to	$11.80	$55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010		4,246	$8.57	to	$12.44	$49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
Voya Solution 2045 Portfolio - Service 2 Class
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
2013		512	$15.47	to	$16.44	$8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012		881	$12.75	to	$13.34	$11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
2011		1,168	$11.22	to	$11.56	$13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
2010	04/16/2010	1,142	$12.05	to	$12.22	$13,890	(a)	0.00%	to	1.55%		(a)
Voya Solution 2055 Portfolio - Initial Class
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
2013		10		$15.60		$155	1.43%		0.45%			23.32%
2012	09/14/2012	10		$12.65		$124	(c)		0.45%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service Class
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%
2013		489	$14.28	to	$15.73	$7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012		272	$11.67	to	$12.73	$3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
2011		130	$10.20	to	$11.02	$1,414	0.37%	0.05%	to	1.50%	-6.52%	to	-5.16%
2010	06/18/2010	19	$11.50	to	$11.62	$222	(a)	0.05%	to	1.50%		(a)
Voya Solution 2055 Portfolio - Service 2 Class
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
2013		45	$14.86	to	$15.64	$683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012		35	$12.22	to	$12.68	$438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%
2011		24	$10.74	to	$11.00	$259	0.46%	0.00%	to	1.45%	-6.43%	to	-5.25%
2010	06/28/2010	15	$11.51	to	$11.61	$174	(a)	0.00%	to	1.25%		(a)
Voya Solution Balanced Portfolio - Service Class
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
2013		295	$11.51	to	$12.35	$3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012		219	$10.10	to	$10.71	$2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
2011		193	$9.02	to	$9.44	$1,775	0.33%	0.25%	to	1.50%	-3.94%	to	-2.68%
2010		131	$9.39	to	$9.70	$1,246	1.11%	0.25%	to	1.50%	11.11%	to	12.40%
Voya Solution Income Portfolio - Adviser Class
2014		14		$14.52		$206	2.34%		0.35%			5.14%
2013		16		$13.81		$221	3.35%		0.35%			6.31%
2012		20		$12.99		$257	3.93%		0.35%			9.16%
2011		25		$11.90		$303	2.00%		0.35%			-0.17%
2010		84	$11.92	to	$12.20	$998	0.63%	0.25%	to	0.40%	8.82%	to	9.03%
Voya Solution Income Portfolio - Initial Class
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
2013		234	$10.90	to	$10.97	$2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	09/04/2012	193	$10.20	to	$10.22	$1,968	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service Class
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%
2013		1,106	$11.99	to	$14.81	$15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012		1,014	$11.31	to	$13.84	$13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
2011		1,144	$10.40	to	$12.61	$13,757	3.92%	0.00%	to	1.50%	-1.13%	to	0.42%
2010		1,044	$10.46	to	$12.57	$12,512	3.39%	0.00%	to	1.50%	7.95%	to	9.78%
Voya Solution Income Portfolio - Service 2 Class
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
2013		110	$12.31	to	$13.00	$1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012		173	$11.68	to	$12.17	$2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%
2011		241	$10.80	to	$11.10	$2,646	3.22%	0.00%	to	1.45%	-1.10%	to	0.27%
2010	04/16/2010	458	$10.93	to	$11.07	$5,049	(a)	0.00%	to	1.40%		(a)
Voya Solution Moderately Conservative Portfolio - Service Class
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
2013		412	$11.53	to	$12.37	$4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012		326	$10.68	to	$11.32	$3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
2011		305	$9.68	to	$10.14	$3,018	0.54%	0.25%	to	1.50%	-2.22%	to	-0.88%
2010		247	$9.90	to	$10.23	$2,487	1.49%	0.25%	to	1.50%	9.51%	to	10.95%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2014		7		$21.99		$153	1.37%		0.35%			11.74%
2013		7		$19.68		$140	0.77%		0.35%			30.68%
2012		8		$15.06		$119	0.87%		0.35%			15.67%
2011		8		$13.02		$110	1.08%		0.35%			-3.77%
2010		6		$13.53		$76	1.56%		0.35%			21.35%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
2013		1,158	$13.22	to	$17.25	$19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012		774	$12.65	to	$13.09	$10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
2011	09/19/2011	-	$11.01	to	$11.08	$5	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%
2013		2,324	$16.43	to	$29.16	$57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012		2,169	$13.08	to	$22.20	$43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011		2,497	$10.97	to	$19.08	$44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010		2,506	$11.41	to	$19.70	$45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
VY® Baron Growth Portfolio - Adviser Class
2014		20		$21.18		$420	-		0.35%			3.67%
2013		28		$20.43		$571	0.60%		0.35%			38.04%
2012		96		$14.80		$1,419	-		0.35%			18.97%
2011		99		$12.44		$1,233	-		0.35%			1.55%
2010		102		$12.25		$1,247	-		0.35%			25.77%
VY® Baron Growth Portfolio - Service Class
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
2013		6,705	$10.75	to	$33.72	$186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012		6,184	$11.46	to	$24.57	$129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011		6,828	$9.66	to	$20.75	$121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010		6,913	$9.54	to	$20.51	$122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
VY® Columbia Contrarian Core Portfolio - Service Class
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
2013		598	$12.10	to	$29.32	$14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012		653	$9.06	to	$21.76	$12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011		730	$8.15	to	$19.38	$11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010		843	$8.62	to	$20.33	$14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2014		17		$15.23		$254	0.38%		0.35%			3.75%
2013		18		$14.68		$270	0.73%		0.35%			39.15%
2012		26		$10.55		$279	0.39%		0.35%			13.56%
2011		25		$9.29		$234	0.77%		0.35%			-3.23%
2010		3		$9.60		$26	-		0.35%			24.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Service Class
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%
2013		337	$14.58	to	$16.45	$5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012		293	$10.51	to	$11.78	$3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011		312	$9.31	to	$10.34	$3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010		231	$9.81	to	$10.66	$2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
2014		278	$14.73	to	$19.33	$4,092	4.64%	0.00%	to	0.45%	5.21%	to	5.69%
2013		333	$14.00	to	$18.29	$4,661	0.04%	0.00%	to	0.45%	34.74%	to	35.38%
2012		437	$10.39	to	$13.51	$4,543	-	0.00%	to	0.45%		14.30%
2011		692	$11.51	to	$11.82	$7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010		1,084	$13.01	to	$13.30	$14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
VY® Invesco Comstock Portfolio - Adviser Class
2014		27		$17.95		$482	1.94%		0.35%			8.46%
2013		27		$16.55		$444	0.51%		0.35%			34.33%
2012		27		$12.32		$334	0.95%		0.35%			17.89%
2011		28		$10.45		$297	1.32%		0.35%			-2.70%
2010		29		$10.74		$307	1.02%		0.35%			14.38%
VY® Invesco Comstock Portfolio - Service Class
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
2013		3,594	$13.42	to	$22.70	$69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012		3,281	$10.03	to	$17.01	$48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011		3,682	$8.53	to	$14.49	$46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010		4,016	$8.79	to	$14.95	$52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
VY® Invesco Equity and Income Portfolio - Adviser Class
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
2013		50		$16.35		$811	1.05%		0.35%			23.86%
2012		54		$13.20		$712	1.62%		0.35%			11.86%
2011		55		$11.80		$649	2.05%		0.35%			-1.91%
2010		43		$12.03		$523	1.38%		0.35%			11.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2014		20,175	$10.23	to	$20.99	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
2013		15,175	$13.78	to	$19.26	$260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012		16,784	$11.13	to	$15.37	$232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011		18,261	$9.95	to	$13.67	$228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010		19,572	$10.15	to	$13.81	$249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
VY® Invesco Equity and Income Portfolio - Service Class
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%
2013		6	$52.41	to	$54.02	$300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012		6	$42.58	to	$43.78	$277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011		6	$38.32	to	$39.30	$229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010		5	$39.32	to	$40.23	$214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2014		18		$22.26		$406	0.52%		0.35%			14.27%
2013		19		$19.48		$364	0.28%		0.35%			30.74%
2012		23		$14.90		$348	0.61%		0.35%			19.30%
2011		25		$12.49		$308	0.58%		0.35%			1.30%
2010		31		$12.33		$378	0.60%		0.35%			22.20%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
2013		375		$13.19		$4,945	1.27%		0.95%			30.72%
2012	09/14/2012	90		$10.09		$904	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
2013		2,217	$15.51	to	$31.20	$60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012		1,951	$11.89	to	$23.72	$40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011		1,760	$10.00	to	$19.76	$30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010		1,790	$9.91	to	$19.41	$30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Adviser Class
2014		33		$17.17		$559	0.86%		0.35%			1.48%
2013		36		$16.92		$609	0.99%		0.35%			25.99%
2012		45		$13.43		$601	0.90%		0.35%			20.77%
2011		46		$11.12		$515	1.20%		0.35%			-8.93%
2010		40		$12.21		$483	1.39%		0.35%			15.08%
VY® Oppenheimer Global Portfolio - Initial Class
2014		30,400	$12.85	to	$21.73	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%
2013		33,227	$12.67	to	$21.19	$621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012		36,131	$10.06	to	$16.66	$540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011		40,001	$8.34	to	$13.73	$498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010		43,210	$9.16	to	$14.94	$591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
VY® Oppenheimer Global Portfolio - Service Class
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
2013		49	$21.09	to	$21.71	$1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012		47	$16.83	to	$17.29	$815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011		44	$14.05	to	$14.39	$638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010		41	$15.53	to	$15.87	$647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
VY® Pioneer High Yield Portfolio - Initial Class
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
2013		1,896	$17.14	to	$20.60	$35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012		1,358	$15.39	to	$18.34	$23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011		1,281	$13.37	to	$15.78	$19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010		1,177	$13.58	to	$15.89	$17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
VY® Pioneer High Yield Portfolio - Service Class
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
2013		36	$18.20	to	$19.81	$698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012		27	$16.41	to	$17.31	$466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011		27	$14.41	to	$15.25	$393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010		25	$14.71	to	$15.45	$370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2014		18		$21.65		$386	-		0.35%			10.91%
2013		20		$19.52		$389	0.23%		0.35%			33.97%
2012		32		$14.57		$465	-		0.35%			15.27%
2011		32		$12.64		$409	0.23%		0.35%			-4.53%
2010		34		$13.24		$451	-		0.35%			27.31%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2014		17,649	$16.72	to	$37.97	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%
2013		18,991	$15.09	to	$23.21	$393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012		20,973	$11.26	to	$17.17	$324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011		22,944	$9.79	to	$14.79	$309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010		24,412	$10.25	to	$15.35	$345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2014		53	$16.17	to	$24.79	$1,070	-	0.00%	to	1.30%	10.19%	to	11.67%
2013		48	$14.67	to	$22.20	$859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012		43	$11.02	to	$16.48	$586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011		47	$9.63	to	$14.22	$580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010		43	$10.15	to	$14.80	$562	-	0.00%	to	1.25%	26.47%	to	28.14%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2014		73		$20.36		$1,484	-		0.35%			7.78%
2013		83		$18.89		$1,561	-		0.35%			38.08%
2012		89		$13.68		$1,224	-		0.35%			17.93%
2011		98		$11.60		$1,139	-		0.35%			-1.94%
2010		101		$11.83		$1,195	-		0.35%			15.87%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2014		9,293	$15.91	to	$48.96	$337,335	-	0.00%	to	1.50%	7.06%	to	8.71%
2013		9,672	$14.77	to	$45.48	$326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012		9,885	$10.71	to	$32.97	$247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011		9,608	$9.08	to	$28.03	$208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010		10,050	$9.27	to	$28.62	$223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2014		180	$20.39	to	$24.39	$4,148	-	0.00%	to	1.45%	6.87%	to	8.40%
2013		182	$18.89	to	$22.72	$3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012		176	$13.81	to	$16.52	$2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011		156	$11.83	to	$14.07	$2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010		152	$12.17	to	$14.40	$2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2014		40		$10.13		$409	2.11%		0.35%			-7.40%
2013		49		$10.94		$539	1.09%		0.35%			19.30%
2012		61		$9.17		$562	1.18%		0.35%			17.87%
2011		59		$7.78		$457	2.05%		0.35%			-12.68%
2010		36		$8.91		$324	1.86%		0.35%			7.87%
VY® Templeton Foreign Equity Portfolio - Initial Class
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
2013		10,606	$10.46	to	$11.48	$114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012		11,465	$8.83	to	$9.55	$104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011		10,100	$7.54	to	$8.03	$77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010		10,877	$8.70	to	$9.13	$96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
VY® Templeton Foreign Equity Portfolio - Service Class
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
2013		27	$12.39	to	$13.79	$362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012		25	$10.47	to	$11.50	$284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011		9	$8.95	to	$9.69	$86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010		8	$10.32	to	$11.04	$88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
Voya Core Equity Research Fund - Class A
2014		7	$23.57	to	$25.32	$167	1.82%	0.35%	to	1.55%	8.40%	to	9.42%
2013		7	$22.13	to	$23.14	$162	0.57%	0.35%	to	1.25%	28.96%	to	30.15%
2012		11	$17.16	to	$17.78	$190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011		13	$14.79	to	$15.19	$189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010		13	$14.99	to	$15.29	$200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
2013		1,821	$12.26	to	$27.13	$37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012		1,798	$11.03	to	$24.14	$33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011		1,920	$9.91	to	$21.55	$31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010		1,876	$9.82	to	$21.17	$30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
Voya Strategic Allocation Growth Portfolio - Class I
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%
2013		3,607	$11.68	to	$28.95	$76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012		3,688	$9.63	to	$23.66	$64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011		3,981	$8.45	to	$20.63	$61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010		4,056	$8.78	to	$21.25	$65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
Voya Strategic Allocation Moderate Portfolio - Class I
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
2013		3,358	$11.86	to	$27.50	$67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012		3,554	$10.27	to	$23.66	$61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011		3,774	$9.12	to	$20.83	$57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010		3,928	$9.26	to	$20.95	$61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
Voya Growth and Income Portfolio - Class A
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
2013		111		$14.36		$1,598	1.09%		0.35%			29.60%
2012		71		$11.08		$785	1.34%		0.35%			14.82%
2011		89		$9.65		$856	1.09%		0.35%			-1.03%
2010		62		$9.75		$606	0.99%		0.35%			13.11%
Voya Growth and Income Portfolio - Class I
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
2013		41,976	$13.11	to	$457.82	$1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012		42,100	$10.12	to	$353.70	$1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011		47,467	$8.82	to	$308.39	$1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010		52,699	$8.93	to	$312.14	$1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
2013		12	$13.98	to	$20.81	$212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012		533	$10.84	to	$16.04	$6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011		737	$9.58	to	$13.95	$7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010		141	$9.70	to	$14.09	$1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
Voya Index Plus LargeCap Portfolio - Class I
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
2013		12,649	$11.85	to	$32.83	$325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012		13,613	$9.05	to	$24.77	$269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011		15,065	$8.03	to	$21.65	$262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010		16,582	$8.16	to	$21.66	$292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
Voya Index Plus LargeCap Portfolio - Class S
2014		18		$17.76		$318	1.23%		0.35%			13.12%
2013		21		$15.70		$335	1.42%		0.35%			32.27%
2012		31		$11.87		$368	1.60%		0.35%			13.70%
2011		37		$10.44		$383	1.64%		0.35%			-0.76%
2010		33		$10.52		$348	1.94%		0.35%			13.24%
Voya Index Plus MidCap Portfolio - Class I
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
2013		10,694	$14.52	to	$42.09	$365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012		11,422	$10.89	to	$31.28	$298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011		12,437	$9.33	to	$26.58	$280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010		13,426	$9.53	to	$26.88	$307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
Voya Index Plus MidCap Portfolio - Class S
2014		19		$19.37		$364	0.69%		0.35%			8.94%
2013		28		$17.78		$503	0.90%		0.35%			33.78%
2012		29		$13.29		$387	0.52%		0.35%			16.99%
2011		34		$11.36		$389	0.41%		0.35%			-1.73%
2010		51		$11.56		$590	0.94%		0.35%			21.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
2013		6,051	$14.48	to	$30.95	$154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012		6,083	$10.24	to	$21.69	$109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%
2011		6,805	$9.19	to	$19.30	$110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
2010		7,455	$9.34	to	$19.44	$122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
Voya Index Plus SmallCap Portfolio - Class S
2014		16		$17.50		$278	0.39%		0.35%			4.92%
2013		14		$16.68		$236	0.49%		0.35%			41.72%
2012		15		$11.77		$176	-		0.35%			11.78%
2011		17		$10.53		$181	0.60%		0.35%			-1.31%
2010		14		$10.67		$154	0.72%		0.35%			22.08%
Voya International Index Portfolio - Class I
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
2013		2,524	$9.41	to	$17.67	$26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012		2,347	$7.89	to	$14.68	$20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
2011		2,344	$6.77	to	$12.49	$17,553	2.70%	0.00%	to	1.80%	-13.76%	to	-12.20%
2010		2,334	$7.85	to	$14.36	$20,151	3.45%	0.00%	to	1.80%	6.27%	to	8.01%
Voya International Index Portfolio - Class S
2014		-		$15.95		$7	-		0.35%			-6.51%
2013		-		$17.06		$6	-		0.35%			20.65%
2012		-		$14.14		$5	-		0.35%			18.03%
2011		1		$11.98		$7	-		0.35%			-12.75%
2010		1		$13.73		$13	6.25%		0.35%			7.27%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%
2013		563	$20.94	to	$22.45	$12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012		547	$16.10	to	$17.01	$8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011		367	$14.28	to	$14.86	$5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010		274	$13.91	to	$14.26	$3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
2013		45	$21.00	to	$22.21	$956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012		36	$16.02	to	$16.87	$585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011		41	$14.06	to	$14.63	$581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010		37	$13.60	to	$14.12	$508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
Voya Russell™ Large Cap Index Portfolio - Class I
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
2013		2,704	$13.18	to	$14.51	$37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012		2,210	$10.16	to	$10.99	$23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011		1,513	$8.96	to	$9.51	$13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010		1,295	$8.89	to	$9.27	$11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
Voya Russell™ Large Cap Index Portfolio - Class S
2014		17		$23.81		$412	0.95%		0.95%			11.52%
2013		10		$21.35		$221	0.70%		0.95%			30.50%
2012		4		$16.36		$65	2.70%		0.95%			14.17%
2011		1		$14.33		$9	-		0.95%			1.20%
2010	10/04/2010	1		$14.16		$10	(a)		0.95%			(a)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
2013		19	$19.40	to	$19.49	$365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012		17	$14.90	to	$14.95	$255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011		14	$12.98	to	$13.01	$184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010		11	$13.03	to	$13.05	$145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%
2013		312	$18.94	to	$20.31	$6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012		264	$14.63	to	$15.45	$3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011		215	$12.81	to	$13.33	$2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010		180	$12.93	to	$13.25	$2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
2013		358	$23.11	to	$24.78	$8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012		325	$17.39	to	$18.37	$5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011		335	$15.29	to	$15.91	$5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010		291	$15.87	to	$16.26	$4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
Voya Russell™ Mid Cap Index Portfolio - Class I
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
2013		2,845	$14.57	to	$16.12	$44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012		2,011	$11.05	to	$12.02	$23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011		786	$9.62	to	$10.27	$7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010		638	$9.98	to	$10.40	$6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
Voya Russell™ Small Cap Index Portfolio - Class I
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
2013		1,437	$15.67	to	$17.34	$23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012		1,049	$11.50	to	$12.50	$12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011		648	$10.09	to	$10.77	$6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010		482	$10.69	to	$11.21	$5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
Voya Small Company Portfolio - Class I
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
2013		4,235	$15.42	to	$52.98	$155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012		4,493	$11.29	to	$38.48	$122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011		4,827	$9.95	to	$33.68	$116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010		5,153	$10.30	to	$34.54	$129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
Voya Small Company Portfolio - Class S
2014		14		$21.36		$301	-		0.35%			5.90%
2013		15		$20.17		$299	0.40%		0.35%			36.93%
2012		14		$14.73		$207	-		0.35%			13.83%
2011		14		$12.94		$184	-		0.35%			-3.00%
2010		11		$13.34		$149	-		0.35%			23.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Value Portfolio - Class I
2014		3,643	$8.20	to	$17.36	$52,469	3.33%	0.00%	to	1.50%	-6.40%	to	-4.93%
2013		4,006	$8.71	to	$18.26	$62,868	2.58%	0.00%	to	1.55%	19.44%	to	21.25%
2012		4,356	$7.25	to	$15.06	$59,954	2.51%	0.00%	to	1.50%	17.41%	to	19.24%
2011		5,279	$6.14	to	$12.70	$62,017	2.61%	0.00%	to	1.55%	-16.21%	to	-14.84%
2010		6,060	$7.28	to	$15.07	$84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
Voya International Value Portfolio - Class S
2014		12		$12.69		$148	3.23%		0.35%			-5.51%
2013		17		$13.43		$224	2.26%		0.35%			20.45%
2012		20		$11.15		$218	2.34%		0.35%			18.62%
2011		22		$9.40		$210	2.54%		0.35%			-15.24%
2010		24		$11.09		$263	1.83%		0.35%			1.93%
Voya MidCap Opportunities Portfolio - Class I
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
2013		5,043	$12.14	to	$28.81	$113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012		2,646	$9.83	to	$21.94	$49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
2011		1,972	$11.38	to	$19.31	$32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
2010		1,410	$11.54	to	$18.47	$23,611	0.72%	0.00%	to	1.50%	28.37%	to	30.35%
Voya MidCap Opportunities Portfolio - Class S
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
2013		74	$17.39	to	$23.29	$1,401	-	0.00%	to	1.55%	29.68%	to	31.62%
2012		122	$13.41	to	$17.75	$1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011		164	$12.00	to	$15.64	$2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010		198	$12.22	to	$15.81	$2,514	0.57%	0.15%	to	1.75%		29.48%
Voya SmallCap Opportunities Portfolio - Class I
2014		2,382	$11.05	to	$28.97	$42,392	-	0.00%	to	1.75%	4.01%	to	5.63%
2013		2,427	$13.46	to	$27.49	$41,575	-	0.00%	to	1.50%	37.03%	to	39.05%
2012		2,283	$9.77	to	$19.73	$28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011		1,989	$10.26	to	$17.18	$21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010		1,873	$10.33	to	$17.09	$20,701	-	0.00%	to	1.50%	30.43%	to	32.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class S
2014		6		$23.41		$139	-		0.35%			4.98%
2013		5		$22.30		$108	-		0.35%			38.25%
2012		5		$16.13		$80	-		0.35%			14.56%
2011		6		$14.08		$86	-		0.35%			0.14%
2010		15		$14.06		$213	-		0.35%			31.65%
Wanger International
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
2013		3,586	$11.63	to	$13.66	$46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012		3,149	$9.59	to	$11.16	$33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011		2,787	$7.96	to	$9.18	$24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010		2,483	$9.42	to	$10.75	$25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
Wanger Select
2014		3,331	$12.99	to	$24.14	$73,151	-	0.00%	to	1.75%	1.39%	to	3.43%
2013		4,455	$12.71	to	$23.40	$96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012		5,096	$9.53	to	$17.39	$82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011		5,695	$8.12	to	$14.68	$78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010		6,108	$9.95	to	$17.83	$102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
Wanger USA
2014		2,947	$13.70	to	$25.84	$68,668	-	0.00%	to	1.75%	2.96%	to	4.79%
2013		3,280	$13.20	to	$24.83	$73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012		3,344	$9.97	to	$18.69	$56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011		2,848	$9.63	to	$15.69	$40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010		2,442	$10.06	to	$16.37	$35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
Washington Mutual Investors FundSM - Class R-3
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
2013		260	$16.35	to	$19.06	$4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
2012		317	$12.63	to	$14.50	$4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
2011		361	$11.44	to	$12.94	$4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010		389	$10.89	to	$12.13	$4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors FundSM - Class R-4
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%
2013		6,678	$13.18	to	$19.59	$118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
2012		6,972	$10.09	to	$14.88	$94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
2011		7,177	$9.05	to	$13.14	$87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010		7,137	$8.54	to	$12.26	$82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
Wells Fargo Advantage Small Cap Value Fund - Class A
2014		7		$15.12		$108	0.90%		1.00%			2.44%
2013		8		$14.76		$115	-		1.00%			13.80%
2012		10		$12.97		$135	0.82%		1.00%			12.00%
2011		9		$11.58		$108	-		1.00%			-8.46%
2010		9		$12.65		$118	0.97%		1.00%			18.11%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%
2013		3,477	$14.97	to	$38.91	$118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
2012		3,766	$10.94	to	$28.21	$94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
2011		4,004	$9.73	to	$24.89	$89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
2010		4,325	$10.04	to	$25.47	$99,165	-	0.00%	to	1.55%	20.70%	to	22.54%

(a)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2014 and 2013, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2015

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,085.0 as of 2014 and $19,096.7 as of 2013)	$20,655.6	$19,944.4
Fixed maturities, at fair value using the fair value option	725.7	621.3
Equity securities, available-for-sale, at fair value (cost of $107.4 as of 2014 and $119.4 as of 2013)	121.9	134.9
Short-term investments	241.5	15.0
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2014 and $1.2 as of 2013	3,513.0	3,396.1
Policy loans	239.1	242.0
Limited partnerships/corporations	248.4	180.9
Derivatives	562.0	464.4
Securities pledged (amortized cost of $224.4 as of 2014 and $137.9 as of 2013)	235.3	140.1
Total investments	26,542.5	25,139.1
Cash and cash equivalents	481.2	378.9
Short-term investments under securities loan agreements, including collateral delivered	325.4	135.8
Accrued investment income	285.2	285.0
Reinsurance recoverable	1,929.5	2,016.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	939.1	1,189.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	10.1	—
Due from affiliates	60.6	62.9
Property and equipment	74.8	78.4
Other assets	170.0	114.0
Assets held in separate accounts	62,808.1	60,104.9
Total assets	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$25,129.9	$24,589.6
Payable for securities purchased	12.1	13.7
Payables under securities loan agreements, including collateral held	617.1	264.4
Long-term debt	4.9	4.9
Due to affiliates	111.1	121.6
Derivatives	217.0	216.6
Current income tax payable to Parent	—	74.1
Deferred income taxes	367.5	190.1
Other liabilities	572.0	347.0
Liabilities related to separate accounts	62,808.1	60,104.9
Total liabilities	89,839.7	85,926.9

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2014 and 2013; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,583.9	3,953.3
Accumulated other comprehensive income (loss)	841.5	495.4
Retained earnings (deficit)	(466.4)	(698.1)
Total shareholder's equity	3,961.8	3,753.4
Total liabilities and shareholder's equity	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Net investment income	$1,389.4	$1,367.0	$1,348.8
Fee income	784.1	744.3	648.8
Premiums	88.8	37.3	36.0
Broker-dealer commission revenue	244.9	242.1	225.5
Net realized capital gains (losses):
Total other-than-temporary impairments	(7.1)	(9.4)	(14.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	(3.5)	(3.2)
Net other-than-temporary impairments recognized in earnings	(7.1)	(5.9)	(10.9)
Other net realized capital gains (losses)	(132.5)	(136.3)	70.2
Total net realized capital gains (losses)	(139.6)	(142.2)	59.3
Other revenue	4.4	(1.8)	—
Total revenues	2,372.0	2,246.7	2,318.4
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	927.8	747.1	746.7
Operating expenses	783.9	707.7	696.5
Broker-dealer commission expense	244.9	242.1	225.5
Net amortization of Deferred policy acquisition costs and Value of business acquired	109.2	58.3	131.1
Interest expense	—	1.0	2.0
Total benefits and expenses	2,065.8	1,756.2	1,801.8
Income (loss) before income taxes	306.2	490.5	516.6
Income tax expense (benefit)	74.5	207.0	191.2
Net income (loss)	$231.7	$283.5	$325.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Net income (loss)	$231.7	$283.5	$325.4
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	531.8	(907.4)	408.7
Other-than-temporary impairments	5.1	2.7	10.6
Pension and other postretirement benefits liability	(2.2)	(2.2)	(2.2)
Other comprehensive income (loss), before tax	534.7	(906.9)	417.1
Income tax expense (benefit) related to items of other comprehensive income (loss)	188.6	(379.3)	141.6
Other comprehensive income (loss), after tax	346.1	(527.6)	275.5
Comprehensive income (loss)	$577.8	$(244.1)	$600.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2012	$2.8	$4,533.0	$747.5	$(1,307.0)	$3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and distributions of capital	—	(340.0)	—	—	(340.0)
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and distributions of capital	—	(264.0)	—	—	(264.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	2.8	3,953.3	495.4	(698.1)	3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance at December 31, 2014	$2.8	$3,583.9	$841.5	$(466.4)	$3,961.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities:
Net income (loss)	$231.7	$283.5	$325.4
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(77.4)	(79.5)	(88.1)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	110.9	60.1	133.1
Net accretion/amortization of discount/premium	9.6	24.4	20.7
Future policy benefits, claims reserves and interest credited	616.7	559.9	569.9
Deferred income tax expense (benefit)	(11.2)	62.3	9.5
Net realized capital (gains) losses	139.6	142.2	(59.3)
Depreciation	3.6	3.6	3.5
Change in:
Accrued investment income	(0.2)	(12.0)	(12.8)
Reinsurance recoverable	87.1	137.1	122.6
Other receivables and asset accruals	(59.0)	(7.3)	(44.8)
Due to/from affiliates	(8.2)	63.4	(77.8)
Other payables and accruals	71.0	(114.9)	125.0
Other, net	(10.6)	(18.5)	60.9
Net cash provided by operating activities	1,103.6	1,104.3	1,087.8
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,071.1	3,618.7	3,868.7
Equity securities, available-for-sale	14.1	0.7	2.4
Mortgage loans on real estate	504.6	270.9	492.2
Limited partnerships/corporations	43.9	35.1	339.4
Acquisition of:
Fixed maturities	(3,300.6)	(4,368.6)	(5,484.7)
Equity securities, available-for-sale	—	(9.2)	(0.7)
Mortgage loans on real estate	(621.3)	(794.2)	(991.3)
Limited partnerships/corporations	(103.1)	(20.0)	(46.1)
Derivatives, net	(25.2)	(276.6)	(36.4)
Policy loans, net	2.9	(1.1)	5.0
Short-term investments, net	(226.4)	664.9	(463.0)
Loan-Dutch State obligation, net	—	—	416.8
Collateral received (delivered), net	163.1	(38.5)	57.1
Purchases of fixed assets, net	—	(0.2)	(0.6)
Net cash used in investing activities	(476.9)	(918.1)	(1,841.2)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,355.5	$2,723.4	$2,884.3
Maturities and withdrawals from investment contracts	(2,580.4)	(2,709.3)	(2,292.6)
Receipts on deposit contracts	124.7	87.1	—
Settlements on deposit contracts	(54.9)	(7.9)	—
Short-term loans to affiliates, net	—	—	648.0
Excess tax benefits on share-based compensation	1.7	—	—
Dividends paid and return of capital distribution	(371.0)	(264.0)	(340.0)
Net cash (used in) provided by financing activities	(524.4)	(170.7)	899.7
Net increase in cash and cash equivalents	102.3	15.5	146.3
Cash and cash equivalents, beginning of year	378.9	363.4	217.1
Cash and cash equivalents, end of year	$481.2	$378.9	$363.4
Supplemental cash flow information:
Income taxes paid, net	$168.3	$102.6	$170.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC"), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. (formerly ING U.S., Inc.) announced plans to rebrand as Voya Financial, Inc. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the "IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership stake in Voya Financial, Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering (the "March 2014 Offering"). On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING Group (the "March 2014 Direct Share Repurchase") (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the "March 2014 Transactions"). Upon completion of the March 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to approximately 43%.

On September 8, 2014, ING Group completed a sale of 22,277,993 shares of common stock of Voya Financial, Inc. in a registered public offering (the "September 2014 Offering"). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING Group (the "September 2014 Direct Share Buyback") (the September 2014 Offering and the September 2014 Direct Share Buyback collectively, the "September 2014 Transactions"). Upon completion of the September 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 32.5%.

On November 18, 2014, ING Group completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering (the "November 2014 Offering"). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 4,469,987 shares of its common stock from ING Group (the "November 2014 Direct Share Repurchase") (the November 2014 Offering and the November 2014 Direct Share Repurchase collectively, the "November 2014 Transactions"). Upon completion of the November 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 19%.

On March 9, 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING Group has exited its stake in Voya Financial, Inc. common stock. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transactions, ING Group has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. (formerly Lion Connecticut Holdings Inc.) ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. Additionally, the Company provides pension risk transfer solutions to individual plan sponsors looking to transfer their defined benefit plan obligations to us. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP"), which changed its name from ING Financial Advisers, LLC on September 1, 2014, and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated in consolidation.

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. During 2014, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2013 to reclassify $79.2 from Operating Activities to Financing Activities for reinsurance transactions that use the deposit method of accounting.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income in the Consolidated Statements of Operations.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used, and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, with the exception of land and artwork which are not depreciated, as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.0% for the years 2014, 2013 and 2012. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are amortized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its consolidated financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. Interest is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Presentation of Unrecognized Tax Benefits
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-11, "Income Taxes (Accounting Standards Codification ("ASC") Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 were adopted prospectively by the Company on January 1, 2014 to unrecognized tax benefits existing on that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 were adopted by the Company on January 1, 2014. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the Company did not have any fixed obligations under joint and several liable arrangements during 2014.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (ASC Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-06 were adopted by the Company on January 1, 2014, when the fee initially became effective. The adoption of ASU 2011-06 had no effect on the Company's financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

Future Adoption of Accounting Pronouncements

Consolidations
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company does not expect ASU 2015-02 to have an impact.

Going Concern
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" ("ASU 2014-15"), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of ASU 2014-15 will not affect a company's financial condition, results of operation, or cash flows, but require disclosure if management determines there is substantial doubt, including management’s plans to alleviate or mitigate the conditions or events that raise substantial doubt.
The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter. The Company does not expect ASU 2014-15 to have an impact.
Repurchase Agreements
In June 2014, the FASB issued ASU 2014-11, "Transfers and Servicing (ASC Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This will result in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company does not expect ASU 2014-11 to have an impact on its financial condition or results of operations, as the Company has not historically met the requirements for sale accounting treatment for such secured borrowing arrangements. The Company is currently in the process of determining the impact of adoption of the disclosure provisions of ASU 2014-11.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The provisions of ASU 2014-09 are effective retrospectively for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.
The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.
The provisions of ASU 2014-08 are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after December 15, 2015. The amendments should be applied prospectively to disposals and classifications as held for sale that occur within those periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-08.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$649.0	$124.1	$—	$—	$773.1	$—
U.S. Government agencies and authorities	45.7	0.9	—	—	46.6	—
State, municipalities and political subdivisions	259.0	18.3	0.1	—	277.2	—
U.S. corporate securities	10,366.7	902.4	49.1	—	11,220.0	1.5

Foreign securities:(1)
Government	346.5	23.8	5.5	—	364.8	—
Other	5,138.9	324.7	50.5	—	5,413.1	—
Total foreign securities	5,485.4	348.5	56.0	—	5,777.9	—

Residential mortgage-backed securities:
Agency	1,613.5	125.4	3.6	15.7	1,751.0	0.2
Non-Agency	227.9	54.6	2.2	12.1	292.4	8.7
Total Residential mortgage-backed securities	1,841.4	180.0	5.8	27.8	2,043.4	8.9

Commercial mortgage-backed securities	998.9	79.2	0.1	—	1,078.0	6.7
Other asset-backed securities	389.0	13.1	1.7	—	400.4	2.6
Total fixed maturities, including securities pledged	20,035.1	1,666.5	112.8	27.8	21,616.6	19.7
Less: Securities pledged	224.4	17.8	6.9	—	235.3	—
Total fixed maturities	19,810.7	1,648.7	105.9	27.8	21,381.3	19.7
Equity securities	107.4	14.5	—	—	121.9	—
Total fixed maturities and equity securities investments	$19,918.1	$1,663.2	$105.9	$27.8	$21,503.2	$19.7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$636.5	$36.5	$2.9	$—	$670.1	$—
U.S. Government agencies and authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity securities investments	$19,837.4	$1,199.6	$365.4	$29.0	$20,700.6	$24.8
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2014, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$679.2	$688.6
After one year through five years	4,052.1	4,288.7
After five years through ten years	5,809.9	6,096.7
After ten years	6,264.6	7,020.8
Mortgage-backed securities	2,840.3	3,121.4
Other asset-backed securities	389.0	400.4
Fixed maturities, including securities pledged	$20,035.1	$21,616.6

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2014 and 2013, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2014
Communications	$1,226.1	$136.8	$2.4	$1,360.5
Financial	2,310.5	221.4	1.6	2,530.3
Industrial and other companies	8,962.6	569.4	90.0	9,442.0
Utilities	2,555.7	259.2	4.3	2,810.6
Transportation	450.7	40.3	1.3	489.7
Total	$15,505.6	$1,227.1	$99.6	$16,633.1

December 31, 2013
Communications	$1,315.9	$81.5	$36.8	$1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$15,475.6	$853.9	$322.3	$16,007.2

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2014 and 2013, approximately 57.3% and 50.4%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2014 and 2013, the fair value of loaned securities was $174.9 and $97.6, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $182.0 and $102.7, respectively, and recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, liabilities to return collateral of $182.0 and $102.7, respectively, were included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $0.7 and $1.0 as of December 31, 2014 and 2013, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes which were due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, Voya Financial, Inc. unconditionally guaranteed payments of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2014
U.S. Treasuries	$12.4	$—	*	$—	$—	$—	$—	$12.4	$—	*
U.S. Government, agencies and authorities	2.3	—	*	—	—	—	—	2.3	—	*
U.S. corporate, state and municipalities	794.6	20.1		34.8	1.5	712.8	27.6	1,542.2	49.2
Foreign	671.0	35.7		9.7	0.2	350.2	20.1	1,030.9	56.0
Residential mortgage-backed	94.5	0.7		25.2	0.6	163.1	4.5	282.8	5.8
Commercial mortgage-backed	59.1	0.1		—	—	—	—	59.1	0.1
Other asset-backed	27.0	0.1		—	—	18.4	1.6	45.4	1.7
Total	$1,660.9	$56.7		$69.7	$2.3	$1,244.5	$53.8	$2,975.1	$112.8
*Less than $0.1.

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$124.4	$2.1	$34.2	$0.8	$—	$—	$158.6	$2.9
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$34.7	$3,754.5	$283.2	$444.9	$50.9	$6,154.5	$368.8

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 95.9% and 89.7% of the average book value as of December 31, 2014 and 2013, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
Six months or less below amortized cost	$1,690.4	$59.7	$50.5	$13.2	341	13
More than six months and twelve months or less below amortized cost	115.1	—	6.7	—	34	—
More than twelve months below amortized cost	1,220.5	2.2	41.8	0.6	223	2
Total	$3,026.0	$61.9	$99.0	$13.8	598	15

December 31, 2013
Six months or less below amortized cost	$2,054.4	$24.1	$45.3	$5.3	322	7
More than six months and twelve months or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses				Number of Securities
	< 20%	> 20%		< 20%		> 20%		< 20%	> 20%
December 31, 2014
U.S. Treasuries	$12.4	$—		$—	*	$—		1	—
U.S. Government, agencies and authorities	2.3	—		—	*	—		1	—
U.S. corporate, state and municipalities	1,566.3	25.1		43.5		5.7		262	5
Foreign	1,052.3	34.6		48.5		7.5		185	6
Residential mortgage-backed	288.6	—	*	5.8		—	*	124	2
Commercial mortgage-backed	59.2	—		0.1		—		11	—
Other asset-backed	44.9	2.2		1.1		0.6		14	2
Total	$3,026.0	$61.9		$99.0		$13.8		598	15
*Less than $0.1.
December 31, 2013
U.S. Treasuries	$161.5	$—		$2.9		$—		4	—
U.S. Government, agencies and authorities	—	—		—		—		—	—
U.S. corporate, state and municipalities	3,869.0	22.8		233.2		5.7		519	2
Foreign	1,665.8	23.1		95.0		5.0		239	5
Residential mortgage-backed	596.9	6.8		21.0		1.7		162	7
Commercial mortgage-backed	78.8	—		0.9		—		12	—
Other asset-backed	94.2	4.4		2.2		1.2		25	4
Total	$6,466.2	$57.1		$355.2		$13.6		961	18

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans. For the year ended December 31, 2013, the Company had no new private placement troubled debt restructuring and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2014, these loans have repaid $12.1 in principal.

As of December 31, 2014 and 2013, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Commercial mortgage loans	$3,514.1	$3,397.3
Collective valuation allowance	(1.1)	(1.2)
Total net commercial mortgage loans	$3,513.0	$3,396.1

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2014 and 2013.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2014	December 31, 2013
Collective valuation allowance for losses, balance at January 1	$1.2	$1.3
Addition to (reduction of) allowance for losses	(0.1)	(0.1)
Collective valuation allowance for losses, end of period	$1.1	$1.2

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2014	December 31, 2013
Impaired loans without allowances for losses	$32.4	$42.9
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$32.4	$42.9
Unpaid principal balance of impaired loans	$33.9	$44.4

As of December 31, 2014 and 2013 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Troubled debt restructured loans	$27.3	$37.5

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.
There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2014 and 2013. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2014 and 2013.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Impaired loans, average investment during the period (amortized cost)(1)	$37.6	$24.2	$5.7
Interest income recognized on impaired loans, on an accrual basis(1)	2.2	1.4	0.4
Interest income recognized on impaired loans, on a cash basis(1)	2.1	1.4	0.4
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.8	1.0	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Loan-to-Value Ratio:
0% - 50%	$411.0	$495.7
>50% - 60%	824.1	894.5
>60% - 70%	2,107.9	1,879.5
>70% - 80%	159.7	114.9
>80% and above	11.4	12.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,600.1	$2,388.5
>1.25x - 1.5x	520.0	542.4
>1.0x - 1.25x	258.7	275.8
Less than 1.0x	131.3	190.5
Commercial mortgage loans secured by land or construction loans	4.0	0.1
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$802.6	22.8%	$752.8	22.3%
South Atlantic	746.5	21.2%	707.8	20.8%
West South Central	448.4	12.8%	467.1	13.7%
Middle Atlantic	505.8	14.4%	411.4	12.1%
East North Central	355.3	10.1%	383.1	11.3%
Mountain	274.0	7.8%	263.9	7.8%
West North Central	219.6	6.3%	224.9	6.6%
New England	74.8	2.1%	116.7	3.4%
East South Central	87.1	2.5%	69.6	2.0%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,236.4	35.2%	$1,082.1	31.9%
Industrial	796.8	22.7%	972.6	28.6%
Office	443.1	12.6%	462.1	13.6%
Apartments	550.6	15.7%	445.2	13.1%
Hotel/Motel	149.7	4.2%	182.8	5.4%
Mixed Use	142.8	4.1%	70.9	2.1%
Other	194.7	5.5%	181.6	5.3%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Year of Origination:
2014	$580.0	$—
2013	758.8	785.2
2012	854.5	908.1
2011	674.4	792.8
2010	66.0	121.1
2009	39.0	68.4
2008 and prior	541.4	721.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2014			2013		2012
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.7		3	$—	—	$2.9	3
Foreign(1)	3.7		7	1.8	1	0.8	3
Residential mortgage-backed	1.6		26	3.4	35	6.0	33
Commercial mortgage-backed	0.1		2	0.3	3	—	—
Other asset-backed	—	*	1	0.3	2	1.2	4
Equity	—		—	0.1	1	—	—
Total	$7.1		39	$5.9	42	$10.9	43
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $1.6, $4.8 and $9.1 of write-downs related to credit impairments for the years ended December 31, 2014, 2013 and 2012, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $5.5, $1.1 and $1.8 in write-downs for the years ended December 31, 2014, 2013 and 2012, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.6	3	$—	—	$0.2	1
Foreign(1)	3.7	7	—	—	0.8	3
Residential mortgage-backed	0.1	3	0.8	6	0.7	3
Commercial mortgage-backed	0.1	2	0.3	3	—	—
Other asset-backed	—	—	—	—	0.1	1
Equity	—	—	—	—	—	—
Total	$5.5	15	$1.1	9	$1.8	8
(1) Primarily U.S. dollar denominated.
The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Balance at January 1	$28.0	$28.4	$27.8
Additional credit impairments:
On securities not previously impaired	0.7	1.1	1.5
On securities previously impaired	0.9	1.8	3.7
Reductions:
Securities sold, matured, prepaid or paid down	6.6	3.3	4.6
Increase in cash flows	0.6	—	—
Balance at December 31	$22.4	$28.0	$28.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities	$1,216.3	$1,199.4	$1,222.5
Equity securities, available-for-sale	7.1	2.8	7.5
Mortgage loans on real estate	172.7	157.1	143.5
Policy loans	13.3	13.1	13.2
Short-term investments and cash equivalents	0.5	0.9	1.4
Other	30.6	42.6	6.8
Gross investment income	1,440.5	1,415.9	1,394.9
Less: investment expenses	51.1	48.9	46.1
Net investment income	$1,389.4	$1,367.0	$1,348.8

As of December 31, 2014 and 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$(14.7)	$0.3	$67.5
Fixed maturities, at fair value option	(74.6)	(151.5)	(124.2)
Equity securities, available-for-sale	1.3	0.1	(0.2)
Derivatives	50.6	(72.1)	1.3
Embedded derivatives - fixed maturities	(1.2)	(24.7)	(5.5)
Embedded derivatives - product guarantees	(101.2)	105.5	120.4
Other investments	0.2	0.2	—
Net realized capital gains (losses)	$(139.6)	$(142.2)	$59.3
After-tax net realized capital gains (losses)	$(90.7)	$(160.0)	$38.5

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Proceeds on sales	$1,616.3	$1,830.0	$2,887.1
Gross gains	24.4	23.8	88.7
Gross losses	35.2	22.1	12.7

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2014			December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value		Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$513.3	$104.4	$—	$763.3	$81.0		$0.2
Foreign exchange contracts	51.2	7.7	—	51.2	2.2		0.6
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	27,632.9	432.8	209.2	21,442.7	367.6		206.2
Foreign exchange contracts	130.1	10.6	7.7	145.9	5.5		9.6
Equity contracts	14.0	—	0.1	9.1	—	*	—
Credit contracts	384.0	6.5	—	384.0	8.1		—
Embedded derivatives:
Within fixed maturity investments	N/A	27.8	—	N/A	29.0		—
Within annuity products	N/A	—	129.2	N/A	—		23.1
Within reinsurance agreements	N/A	—	(13.0)	N/A	—		(54.0)
Total		$589.8	$333.2		$493.4		$185.7
* Less than $0.1.

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2014 and 2013. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$6.5	$—
Foreign exchange contracts	181.3	18.3	7.7
Interest rate contracts	28,146.2	537.2	209.2
		$562.0	$216.9

Counterparty netting(1)		$(216.2)	$(216.2)
Cash collateral netting(1)		(291.5)	—
Securities collateral netting(1)		(6.6)	—
Net receivables/payables		$47.7	$0.7
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$8.1	$—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$464.4	$216.6

Counterparty netting(1)		$(201.3)	$(201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$113.2	$5.1
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014, the Company held $161.5 and $130.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered $60.4 of securities and held $6.6 of securities as collateral. As of December 31, 2013, the Company delivered $42.5 of securities and held $16.3 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.2	$0.2	$—
Foreign exchange contracts	0.5	0.1	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	41.0	(92.8)	(18.9)
Foreign exchange contracts	4.8	10.0	6.9
Equity contracts	1.8	3.4	2.0
Credit contracts	2.3	7.0	11.3
Managed custody guarantees	0.2	0.2	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(1.2)	(24.7)	(5.5)
Within annuity products(2)	(101.4)	105.3	119.3
Within reinsurance agreements(3)	(41.0)	54.0	—
Total	$(92.8)	$62.7	$116.2
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2014, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2014, the fair value of credit default swaps of $6.5 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$712.9	$60.2	$—	$773.1
U.S. Government agencies and authorities	—	46.6	—	46.6
U.S. corporate, state and municipalities	—	11,122.4	374.8	11,497.2
Foreign(1)	—	5,612.2	165.7	5,777.9
Residential mortgage-backed securities	—	2,026.1	17.3	2,043.4
Commercial mortgage-backed securities	—	1,059.0	19.0	1,078.0
Other asset-backed securities	—	398.0	2.4	400.4
Total fixed maturities, including securities pledged	712.9	20,324.5	579.2	21,616.6
Equity securities, available-for-sale	85.3	—	36.6	121.9
Derivatives:
Interest rate contracts	—	537.2	—	537.2
Foreign exchange contracts	—	18.3	—	18.3
Credit contracts	—	6.5	—	6.5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,046.6	—	1.5	1,048.1
Assets held in separate accounts	57,492.6	5,313.1	2.4	62,808.1
Total assets	$59,337.4	$26,199.6	$619.7	$86,156.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$26.3	$26.3
Stabilizer and MCGs	—	—	102.9	102.9
Other derivatives:
Interest rate contracts	—	209.2	—	209.2
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	0.1	—	—	0.1
Embedded derivative on reinsurance	—	(13.0)	—	(13.0)
Total liabilities	$0.1	$203.9	$129.2	$333.2

(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$618.8	$51.3	$—	$670.1
U.S. Government agencies and authorities	—	237.0	5.1	242.1
U.S. corporate, state and municipalities	—	10,605.9	145.3	10,751.2
Foreign(1)	—	5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—	2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—	691.7	—	691.7
Other asset-backed securities	—	462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8	19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0	—	35.9	134.9
Derivatives:
Interest rate contracts	—	448.6	—	448.6
Foreign exchange contracts	—	7.7	—	7.7
Credit contracts	—	8.1	—	8.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7	—	—	529.7
Assets held in separate accounts	54,715.3	5,376.5	13.1	60,104.9
Total assets	$55,962.8	$25,693.3	$283.6	$81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	—	—
Other derivatives:
Interest rate contracts	—	206.4	—	206.4
Foreign exchange contracts	—	10.2	—	10.2
Equity contracts	—	—	—	—
Embedded derivative on reinsurance	—	(54.0)	—	(54.0)
Total liabilities	$—	$162.6	$23.1	$185.7
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2014, $537.1 and $16.4 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of the embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements, accounted for under the deposit method. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2014 and 2013. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2014:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:				Purchases	Issuances	Sales	Settlements		Transfers in to Level 3(3)		Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$5.1	$—		$—		$—	$—	$—	$—		$—		$(5.1)	$—	$—
U.S. corporate, state and municipalities	145.3	—	*	(1.7)		100.2	—	—	(20.4)		151.4		—	374.8	—	*
Foreign(1)	42.8	0.1		(2.0)		56.3	—	—	(1.2)		83.0		(13.3)	165.7	0.1
Residential mortgage-backed securities	23.7	(1.1)		0.2		7.0	—	—	—	*	—	*	(12.5)	17.3	(1.1)
Commercial mortgage-backed securities	—	—	*	—	*	19.0	—	—	—		—		—	19.0	—	*
Other asset-backed securities	17.7	1.2		(0.9)		—	—	—	(10.1)		—		(5.5)	2.4	—	*
Total fixed maturities, including securities pledged	234.6	0.2		(4.4)		182.5	—	—	(31.7)		234.4		(36.4)	579.2	(1.0)

Equity securities, available-for-sale	35.9	—		0.7		—	—	—	—		—		—	36.6	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	—	(98.2)		—		—	(4.7)	—	—		—		—	(102.9)	—
FIA(2)	(23.1)	(3.0)		—		—	(0.2)	—	—		—		—	(26.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—		1.5	—	—	—		—		—	1.5	—
Assets held in separate accounts(5)	13.1	0.1		—		1.3	—	(4.4)	—		0.2		(7.9)	2.4	(0.1)
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:			Purchases		Issuances	Sales		Settlements		Transfers in to Level 3(3)	Transfers out of Level 3(3)		Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—		$—	$5.1		$—	$—		$—		$—	$—		$5.1	$—
U.S. corporate, state and municipalities	154.6	(0.3)		0.4	—	*	—	(6.0)		(4.3)		0.9	—		145.3	(0.3)
Foreign(1)	24.6	—	*	1.3	22.2		—	(1.9)		(10.7)		7.3	—	*	42.8	—	*
Residential mortgage-backed securities	9.1	(2.0)		(0.3)	17.5		—	—		—		—	(0.6)		23.7	(2.0)
Commercial mortgage-backed securities	—	—		—	—		—	—		—		—	—		—	—
Other asset-backed securities	33.2	2.3		(0.7)	—		—	(2.8)		(9.9)		—	(4.4)		17.7	0.9
Total fixed maturities, including securities pledged	221.5	—	*	0.7	44.8		—	(10.7)		(24.9)		8.2	(5.0)		234.6	(1.4)

Equity securities, available-for-sale	17.0	(0.3)		1.4	—		—	—	*	—	*	34.5	(16.7)		35.9	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	(102.0)	108.2		—	(6.2)		—	—		—		—	—		—	—
FIA(2)	(20.4)	(2.7)		—	—		—	—		—		—	—		(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—	—		—	—		—		—	—		—	—
Assets held in separate accounts(5)	16.3	0.1		—	16.0		—	(11.6)		—		2.2	(9.9)		13.1	—
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014 and 2013, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 7.6%
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 65%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-45%	0-15%
Stabilizer with Recordkeeping Agreements	13%	0-50%	0-25%	0-65%	0-25%
Aggregate of all plans	100%	0-50%	0-25%	0-65%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Partial Withdrawals	0% to 2%		—
Lapses	0% to 48%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%
Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,616.6	$21,616.6	$20,705.8	$20,705.8
Equity securities, available-for-sale	121.9	121.9	134.9	134.9
Mortgage loans on real estate	3,513.0	3,680.6	3,396.1	3,403.9
Policy loans	239.1	239.1	242.0	242.0
Limited partnerships/corporations	248.4	248.4	180.9	180.9
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,048.1	1,048.1	529.7	529.7
Derivatives	562.0	562.0	464.4	464.4
Notes receivable from affiliates	175.0	216.7	175.0	186.4
Assets held in separate accounts	62,808.1	62,808.1	60,104.9	60,104.9
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	21,503.3	26,023.3	21,010.8	24,379.6
Supplementary contracts, immediate annuities and other	442.4	546.3	487.2	578.5
Derivatives:
Annuity product guarantees:
FIA	26.3	26.3	23.1	23.1
Stabilizer and MCGs	102.9	102.9	—	—
Other derivatives	217.0	217.0	216.6	216.6
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(13.0)	(13.0)	(54.0)	(54.0)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2012	$334.9	$593.6	$928.5
Deferrals of commissions and expenses	79.1	8.1	87.2
Amortization:
Amortization	(72.1)	(152.6)	(224.7)
Interest accrued(1)	31.1	62.5	93.6
Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012	296.5	381.4	677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013	476.2	696.6	1,172.8
Deferrals of commissions and expenses	69.8	6.9	76.7
Amortization:
Amortization	(91.0)	(113.3)	(204.3)
Interest accrued(1)	35.9	59.2	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)	(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)	(217.0)
Balance at December 31, 2014	$396.5	$526.8	$923.3

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2014, 1.0% to 7.0% during 2013 and 5.0% to 7.0% during 2012.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2015	$59.8
2016	44.8
2017	39.0
2018	34.2
2019	31.3

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2014, the account value for the separate account contracts with guaranteed minimum benefits was $39.0 billion. The additional liability recognized related to minimum guarantees was $111.5. As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2014 and 2013 was $9.3 billion and $9.2 billion, respectively.

7.    Reinsurance

At December 31, 2014, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2014, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting, for which the deposit receivable was $93.9 and $39.7 at December 31, 2014 and 2013, respectively. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $9.7 and $10.1 were maintained for this contract as of December 31, 2014 and 2013, respectively.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2014	2013
Claims recoverable from reinsurers	$1,927.8	$2,016.7
Reinsured amounts due to reinsurers	1.6	(0.4)
Other	0.1	0.3
Total	$1,929.5	$2,016.6

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Premiums:
Direct premiums	$88.9	$37.4	$36.2
Reinsurance assumed	0.1	0.1	—
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$88.8	$37.3	$36.0

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2014, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $371.0, $281.0 of which was paid on May 19, 2014 and $90.0 which was paid on December 22, 2014. During the year ended December 31, 2013, following receipt of required approval from its domiciliary state insurance regulator and consummation of the IPO of Voya Financial, Inc., VRIAC paid an extraordinary dividend in the amount of $174.0 to its Parent. In addition, on December 9, 2013, VRIAC paid an ordinary dividend of $90.0 to its Parent. On December 9, 2014 and December 16, 2013, VFP paid a $95.0 and $60.0 dividend, respectively, to VRIAC, its parent. On October 3, 2014, DSL paid a $30.0 dividend to VRIAC, its parent. During the year ended December 31, 2013, DSL did not pay any dividend to VRIAC.

During the years ended December 31, 2014 and 2013, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $321.7, $175.2 and $261.6, for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2014 and 2013, respectively.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2014	2013	2012
Fixed maturities, net of OTTI	$1,553.7	$820.9	$2,190.9
Equity securities, available-for-sale	14.5	15.5	13.5
Derivatives	202.6	133.0	215.2
DAC/VOBA and sales inducements adjustments on available-for-sale securities	(552.4)	(335.3)	(810.6)
Premium deficiency reserve adjustment	(129.8)	(82.4)	(152.6)
Unrealized capital gains (losses), before tax	1,088.6	551.7	1,456.4
Deferred income tax asset (liability)	(255.5)	(66.1)	(444.6)
Unrealized capital gains (losses), after tax	833.1	485.6	1,011.8
Pension and other postretirement benefits liability, net of tax	8.4	9.8	11.2
AOCI	$841.5	$495.4	$1,023.0

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See the Income Taxes Note to these Consolidated Financial Statements for additional information.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$727.7		$(250.3)	$477.4
Equity securities	0.4		(0.1)	0.3
OTTI	10.6		(3.7)	6.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(66.1)		23.1	(43.0)
DAC/VOBA and sales inducements	(207.0)	(1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)		30.7	(57.1)
Change in unrealized gains/losses on available-for-sale securities	377.8		(127.8)	250.0

Derivatives:
Derivatives	41.5	(2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	41.5		(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.7	(1.5)
Change in pension and other postretirement benefits liability	(2.2)		0.7	(1.5)
Change in Other comprehensive income (loss)	$417.1		$(141.6)	$275.5
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Current tax expense (benefit):
Federal	$85.7	$144.6	$200.9
Total current tax expense (benefit)	85.7	144.6	200.9
Deferred tax expense (benefit):
Federal	(11.2)	62.4	(9.7)
Total deferred tax expense (benefit)	(11.2)	62.4	(9.7)
Total income tax expense (benefit)	$74.5	$207.0	$191.2

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes	$306.2	$490.5	$516.6
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	107.2	171.7	180.8
Tax effect of:
Dividends received deduction	(30.7)	(26.6)	(18.6)
Valuation allowance	(0.4)	67.6	—
Audit settlements	(0.1)	(0.3)	(0.3)
Prior year tax	—	—	28.1
Tax Credit	0.4	—	—
Other	(1.9)	(5.4)	1.2
Income tax expense (benefit)	$74.5	$207.0	$191.2

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2014	2013
Deferred tax assets
Insurance reserves	$219.1	$166.7
Investments	190.8	231.8
Compensation and benefit	83.1	103.1
Other assets	7.4	—
Total gross assets before valuation allowance	500.4	501.6
Less: Valuation allowance	10.7	11.1
Assets, net of valuation allowance	489.7	490.5

Deferred tax liabilities
Net unrealized investment (gains) losses	(573.0)	(310.5)
Deferred policy acquisition costs	(284.2)	(367.9)
Other liabilities	—	(2.2)
Total gross liabilities	(857.2)	(680.6)
Net deferred income tax asset (liability)	$(367.5)	$(190.1)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and December 31, 2013, the Company had total valuation allowances of approximately $10.7 and $11.1, respectively. As of December 31, 2014 and December 31, 2013, $130.0 and $130.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period were allocated to Other comprehensive income related to realized and unrealized capital losses.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the year ended December 31, 2014, 2013 and 2012 the increases (decreases) in the valuation allowances were $(0.4), $0.0 and $0.0, respectively. In 2014, 2013 and 2012 there were increases (decreases) of $(0.4), $67.6, and $0.0, respectively, in the valuation allowances that were allocated to operations. In 2014, 2013 and 2012 there were increases (decreases) of $0.0, $(67.6), and $0.0, respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $10.1 as of December 31, 2014 and a payable to Voya Financial, Inc. of $74.1 as of December 31, 2013, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. Under the tax sharing agreement, Voya Financial, Inc., will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2014 and 2013.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2014 and 2013.

Tax Regulatory Matters

During April 2014, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. Voya Financial, Inc. and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2013 through 2015.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company (formerly ING North America Insurance Corporation) sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Effective September 8, 2014, a plan amendment was approved changing the Plan's name from the ING U.S. Retirement Plan to the Voya Retirement Plan. The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.2, $6.5 and $19.1 for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.6, $10.8 and $9.7, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (formerly the ING Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Change in benefit obligation:
Benefit obligation, January 1	$84.1	$97.2
Interest cost	4.0	3.8
Benefits paid	(4.8)	(7.8)
Actuarial (gains) losses on obligation	13.3	(9.1)
Benefit obligation, December 31	$96.6	$84.1

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued benefit cost	$(96.6)	$(84.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(4.9)	(6.1)
Net amount recognized	$(101.5)	$(90.2)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2014 and 2013 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2014	2013
Discount rate	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.36% was the appropriate discount rate as of December 31, 2014, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2014	2013	2012
Discount rate	4.95%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest cost	$4.0	$3.8	$4.4
Net (gain) loss recognition	13.3	(9.1)	3.4
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net periodic (benefit) cost	$16.1	$(6.5)	$6.6

Cash Flows

In 2015, the Company is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2015 through 2019 and thereafter through 2024, are estimated to be $5.5, $5.5, $5.6, $5.7, $5.6 and $28.9, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from ING Group and Voya Financial, Inc. of $25.1, $17.0 and $11.0 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company recognized tax benefits of $8.6, $6.0 and $3.9 in 2014, 2013 and 2012, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2014, 2013 and 2012, were $12.8, $11.3 and $11.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2014 and 2013, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2014, 2013 and 2012, rent expense for leases was $3.8, $4.0 and $4.9, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2014 and 2013, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $334.0 and $466.8, respectively.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2014	2013
Other fixed maturities-state deposits	$13.5	$13.1
Securities pledged(1)	235.3	140.1
Total restricted assets	$248.8	$153.2
(1) Includes the fair value of loaned securities of $174.9 and $97.6 as of December 31, 2014 and 2013, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company delivered securities as collateral of $60.4 and $42.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31,

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2014, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that VRIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. On April 11, 2014, the parties submitted to the court a motion for preliminary approval of a class-wide settlement agreement under which VRIAC, without admitting liability, would make a payment to the class of approximately $15.0 and adopt certain changes in its disclosure practices. Final court approval which was required for the settlement to become effective, was received on September 25, 2014.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM") (formerly ING Investment Management LLC), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $30.3, $27.7 and $27.0, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $197.7, $187.1 and $183.5, respectively.

•
Services agreement between VRIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2014, 2013 and 2012, net expenses related to the agreement were incurred in the amount of $26.9, $22.6 and $30.8, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") (formerly ING Institutional Plan Services, LLC) effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2014, 2013 and 2012, VRIAC's net earnings related to the agreement were in the amount of $8.1, $8.2 and $7.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the VIM intercompany agreement was $31.9, $30.5 and $26.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") (formerly ING USA Annuity and Life Insurance Company ("ING USA")) and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2014, 2013 and 2012, commissions were collected in the amount of $244.9, $242.1 and $225.5, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VRIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under these intercompany agreements in the aggregate amount of $231.5, $230.5 and $212.3, respectively.

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under this service agreement in the amount of $3.3, $3.4 and $3.2, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC (formerly ING Investments, LLC) and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust (formerly ING Investors Trust). For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $45.5, $34.0 and $27.0, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that were accounted for under the deposit method with two of its affiliates. As of December 31, 2014 and 2013, the Company had deposit assets of $93.9 and $39.7, respectively, and deposit liabilities of $201.1 and $83.5, respectively related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%.

Investment Advisory and Other Fees

Effective January 1, 2007, VRIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. VRIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay VRIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $210.4, $152.4 and $135.0 (excludes fees paid to Voya Investment Management Co. LLC (formerly ING Investment Management Co. LLC)) in 2014, 2013 and 2012, respectively.

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Funds Services, LLC (formerly ING Funds Services, LLC), an affiliate, pursuant to which Voya Funds Services, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc. (formerly ING Partners, Inc.), an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2014, 2013 and 2012, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $414.3, $418.2 and $370.6, respectively. At December 31, 2014 and 2013, DSL had $33.0 and $36.5, respectively, receivable from Voya Investors Trust under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. For the year ended December 31, 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the years ended December 31, 2013 and 2012, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%.  During the years ended December 31, 2013 and 2012, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred immaterial interest expense for the year ended December 31, 2014. The Company did not incur any interest expense for the years ended December 31, 2013 and 2012. The Company earned interest income of $0.4, $0.0 and $0.5 for the years ended December 31, 2014, 2013 and 2012, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2014 and 2013, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

During the second quarter of 2012, Voya Financial, Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and Voya Financial, Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2014, 2013 and 2012.

C-72

Form No. SAI.109860-15	VRIAC May 2015

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2014
-	Statements of Operations for the year ended December 31, 2014
-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2014 and 2013
-	Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013 and 2012
-	Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.3)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.4)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.5)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.6)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.7)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.8)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.9)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(4.1)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.2)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.3)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.4)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.5)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.6)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.7)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.8)

Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.9)

Endorsement (EMM-TABCERT-03) to Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.10)

Endorsement (EMM-TABCONT-03) to Contract C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.11)

Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.12)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.13)

Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.14)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.15)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.16)	Variable Annuity Contract (G-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.17)

Variable Annuity Contract Certificate (C-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.18)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.19)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.20)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.21)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.22)

Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.23)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.24)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.25)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.26)

Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.27)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.28)

Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.29)

Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY)
GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP),
G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP),
GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.30)	Variable Annuity Contract G-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(4.31)

Variable Annuity Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(4.32)

Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.33)

Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.34)

Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.35)

Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.36)

Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.37)

Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.38)

Endorsement E-RO457-11 to Contracts G-CDA(12/99), G-CDA-10, GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.

(4.39)	Endorsement E-USWD-13 to Contract G-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.
(4.40)

Endorsement EVNMCHG (09/14) to Contracts G-CDA-10, G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, G-CDA-HD and I-CDA-98(ORP) and Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP), A007RC95, A027RV95, GTCC-IA (RP) and GTCC-HF

(4.41)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X)

(4.42)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X)
(4.43)	Endorsement E-RO457-11 to Contracts GLID-CDA-HO and GSD-CDA-HO
(4.44)	Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO
(5)	Variable Annuity Contract Application 155634 (03/15) (NY)
(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.2)

(Retail) First Amendment dated February 5, 2009 to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.4)

(Retail) Fund Participation Agreement effective as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.5)

(Retail) First Amendment entered into as of July 1, 2001 to the Fund Participation Agreement dated as of October 26, 2000 by and between Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Alliance Fund Distributors, Inc. and amended on August 27, 2010 and February 1, 2013 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2012, and by reference to Post-Effective Amendment No. 17 (File No. 333-109860), as filed on December 3, 2010 and by reference to Post-Effective Amendment No 21 (File No. 333-109860), as filed on April 4, 2013.

(8.6)

(Retail) Fourth Amendment dated as of June 1, 2013 to the Fund Participation Agreement dated as of October 26, 2000 by and between AllianceBernstein Investments, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and amended on July 1, 2001, August 27, 2010 and February 1, 2013 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2014.

(8.7)

(Retail) Fifth Amendment dated as of October 15, 2013 to the Fund Participation Agreement dated as of October 26, 2000 by and between AllianceBernstein Investments, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and amended on July 1, 2001, August 27, 2010, February 1, 2013 and June 1, 2013 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2014.

(8.8)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.9)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.10)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.11)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.12)

(Retail) Fourth Amendment dated July 1, 2013 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company, American Century Investment Services, Inc. and American Century Services LLC and amended on November 7, 2003, October 1, 2004 and April 1, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.13)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. and amended on October 1, 2004 and April 1, 2007 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008.

(8.14)

(Retail) Novation Agreement dated February 16, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.15)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment S ervices, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.16)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.17)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011

(8.18)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.19)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.20)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.21)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.22)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.23)

(Retail) First Amendment made and entered into as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009.

(8.24)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.25)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.26)

(Retail) First Amendment effective February 4, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.27)

(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership, Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.28)

Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.29)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.30)

(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 3, 2010.

(8.31)

(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.32)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.33)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.34)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated September 13, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advises, LLC, Cramer Rosenthal McGlynn, LLC, CRM Mutual Fund Trust and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.

(8.35)

Rule 22c-2 Agreement dated September 13, 2010 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2012.

(8.36)

(Retail) Service Agreement entered into August 1, 2002 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.37)

(Retail) First Amendment dated as of July 29, 2005 to Service Agreement dated August 1, 2002 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.38)

(Retail) Letter Amendment dated as of April 29, 2008 to Service Agreement dated August 1, 2002 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.39)

Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.40)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.41)

(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services Agreement and Participation Agreement dated October 9, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Eaton Vance Distributors, Inc. and amended on July 1, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.42)

Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.43)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.44)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.45)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation • Incorporated by reference to Pre-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.46)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.47)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.48)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.49)

(Retail) Services Agreement entered into as of January 6, 2014 by and between Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Inc., ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company of New York and ING Institutional Plan Services, LLC

(8.50)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.51)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.52)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, LLC and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 3012.

(8.53)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.54)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013

(8.55)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.56)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.57)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.58)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.59)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.60)

(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services Agreement dated August 28, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.61)

(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.

(8.62)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.63)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August 1, 2003.

(8.64)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.65)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.66)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.67)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.68)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June 26, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.69)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.70)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.71)

(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.72)

(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.73)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.74)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.75)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.76)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.77)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.78)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.79)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc. (renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file No. 033-75962), as filed on April 3, 3012.

(8.80)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.81)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.82)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2007.

(8.83)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.84)

(Retail) Selling and Services Agreement dated as of March 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.85)

(Retail) Amendment No. 1 to the Selling and Services Agreement dated as of July 25, 2002 by and among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), The Lord Abbett Family of Funds and Lord Abbett Distributor LLC and amended on September 26, 2003, September 1, 2004, October 1, 2007, August 12, 2008, August 31, 2008, September 30, 2009 and November 30, 2010 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.86)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.87)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.88)

(Retail) Amendment dated as of September 30, 2008 to the Selling and Services Agreement and Fund Participation Agreement dated November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) and amended on April 24, 2009 and November 16, 2009• Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.

(8.89)

(Retail) Fourth Amendment dated February 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated November 8, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 4, 2013.

(8.90)

(Retail) Fifth Amendment dated as of December 1, 2014 to the Selling and Services Agreement and Fund Participation Agreement dated November 8, 2007 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC

(8.91)

Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.92)

(Retail) Fund Participation Agreement made and entered into on September 15, 2000 between MFS Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.93)

(Retail) First Amendment effective as of January 1, 2007 to the Fund Participation Agreement dated September 15, 2000 between ING Life Insurance and Annuity Company and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 4, 2013.

(8.94)

(Retail) Second Amendment effective as of June 1, 2008 to the Fund Participation Agreement dated September 15, 2000 by and among ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 4, 2013.

(8.95)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.96)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC •Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.97)

(Retail) First Amendment dated as of June 19, 2013 to the Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.98)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.99)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.100)

(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.101)

(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.102)

(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.103)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.104)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 and amended on June 4, 2010 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.105)

First Amendment dated as of June 4, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2011.

(8.106)

(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.107)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.108)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.109)

First Amendment dated August 15, 2007 to Participation Agreement among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.110)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.

(8.111)

First Amendment dated August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.112)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.113)

First Amendment dated August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.114)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.115)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC dated as of March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.116)

(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund Management LLC and amended on December 31, 2003, July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.117)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.118)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.119)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.120)

(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer Funds Distributor, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.121)

(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund Participation Agreement dated as of September 21, 2000 among Pioneering Services Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity Company and amended on April 1, 2003, May 1, 2004, March 1, 2008 and September 17, 2010 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 8 (File No. 333-109860), as filed on April 18, 2006, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 17 (File No. 333-109860), as filed on December 3, 2010.

(8.122)

(Retail) Sixth Amendment dated as of March 1, 2013 to the Fund Participation Agreement dated as of September 21, 2000 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company, ReliaStar Life Insurance Company of New York, Pioneer Investment Management Shareholder Services, Inc. and Pioneer Funds Distributor, Inc. as amended on April 1, 2003, August 5, 2003, May 1, 2004, March 1, 2008 and September 17, 2010 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2014.

(8.123)

(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between Pioneer Investment Management Shareholder Services, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.124)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.125)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Royce Fund Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.126)

(Retail) First Amendment dated as of January 1, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Royce Fund Services, Inc. and amended on November 6, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.

(8.127)

(Retail) Third Amendment dated as of March 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Royce Fund Services, Inc. and amended on January 1, 2009 and November 6, 2009 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2014.

(8.128)

Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.129)

(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.130)

(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. and amended on January 1, 2002, January 1, 2003 and March 4, 2003 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.131)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.132)

(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management and Thornburg Securities Corporation • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.133)

(Retail) First Amendment dated as of December 15, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated as of March 12, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management, Inc. and Thornburg Securities Corporation and amended on May 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2010, and by reference to Post-Effective Amendment No. 20 (File No. 333-109860), as filed on December 26, 2012.

(8.134)

(Retail) Third Amendment dated as August 12, 2014 to the Selling and Services Agreement and Fund Participation Agreement dated as of March 12, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management, Inc. and Thornburg Securities Corporation, as amended on December 15, 2009 and May 1, 2012

(8.135)

Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg Securities Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. and amended on December 15, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.

(8.136)

Participation Agreement made and entered into on March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.137)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.138)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.139)

(Retail) First Amendment to the Selling and Services Agreement and Participation Agreement dated as of March 18, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., The Victory Portfolios, Victory Capital Management and The Victory Institutional Funds

(8.140)

(Retail) Second Amendment to the Selling and Services Agreement and Participation Agreement dated as of April 1, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management, The Victory Portfolios and The Victory Institutional Funds

(8.141)

Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.142)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.143)

First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund Participation Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11, 2011 and November 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-Effective Amendment No. 13 (File No. 333-134760), as filed on December 20, 2012.

(8.144)

Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and Participation Agreement effective as of September 26, 2005 by and among Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.145)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.146)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.147)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.148)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.149)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.150)

(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds Management, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.151)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.152)

(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and amended on August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-105479), as filed on April 9, 2010, and by reference to Post-Effective Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.

(8.153)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive West Chester, PA 19380	Director
Ewout L. Steenbergen	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Tina A. Campbell	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Senior Vice President and Deputy General Counsel
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Ralph R. Ferraro	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Michael J. Gioffre	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Compliance
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President

Name	Principal Business Address	Positions and Offices with Depositor
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Mark B. Kaye	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Gilbert E. Mathis	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Steven T. Pierson	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

Item 27. Number of Contract Owners

As of February 28, 2015, there were 632,949 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya

Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
James L. Nichols, IV	One Orange Way Windsor, CT 06095-4774	Director and President
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Richard H. Linton, Jr.	One Orange Way Windsor, CT 06095-4774	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Brian M. Wilson	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Secretary
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
M. Bishop Bastien	1474 Stone Point Drive, Suite 129 Roseville, CA 95661	Vice President
Dianne C. Bogoian	One Orange Way Windsor, CT 06095-4774	Vice President
Mary K. Carey-Reid	One Orange Way Windsor, CT 06095-4774	Vice President
Nancy D. Clifford	One Orange Way Windsor, CT 06095-4774	Vice President
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Vice President
Molly A. Garrett	One Orange Way Windsor, CT 06095-4774	Vice President
Bernard P. Heffernon	10740 Nall Avenue, Suite 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
David A. Kelsey	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
C. Nikol Gianopoulos	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Nelson	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$50,785,659.69

* Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2014.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

insert q

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 10th day of April, 2015.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Alain M. Karaoglan*
Alain M. Karaoglan President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Alain M. Karaoglan*	Director and President	)
Alain M. Karaoglan	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer	)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)	April
Steven T. Pierson	(principal accounting officer))		10, 2015
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.

Exhibit

24(b)(4.40)

Endorsement EVNMCHG (09/14) to Contracts G-CDA-10, G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, G-CDA-HD and I-CDA-98(ORP) and Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP), A007RC95, A027RV95, GTCC-IA (RP) and GTCC-HF

24(b)(4.41)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X)

24(b)(4.42)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X)

24(b)(4.43)	Endorsement E-RO457-11 to Contracts GLID-CDA-HO and GSD-CDA -HO

24(b)(4.44)	Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA -HO and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO

24(b)(5)	Variable Annuity Contract Application 155634 (03/15) (NY)

24(b)(8.49)

(Retail) Services Agreement entered into as of January 6, 2014 by and between Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Inc., ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company of New York and ING Institutional Plan Services, LLC

Exhibit No.

Exhibit

24(b)(8.54)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013

24(b)(8.90)

(Retail) Fifth Amendment dated as of December 1, 2014 to the Selling and Services Agreement and Fund Participation Agreement dated November 8, 2007 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC

24(b)(8.134)

(Retail) Third Amendment dated as August 12, 2014 to the Selling and Services Agreement and Fund Participation Agreement dated as of March 12, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management, Inc. and Thornburg Securities Corporation, as amended on December 15, 2009 and May 1, 2012

24(b)(8.139)

(Retail) First Amendment to the Selling and Services Agreement and Participation Agreement dated as of March 18, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., The Victory Portfolios, Victory Capital Management and The Victory Institutional Funds

24(b)(8.140)

(Retail) Second Amendment to the Selling and Services Agreement and Participation Agreement dated as of April 1, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management, The Victory Portfolios and The Victory Institutional Funds

Exhibit No.

Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney